Portfolio of Investments June 30, 2025
Bond Index Fund

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.9%
CORPORATE BONDS - 24 .9%
AUTOMOBILES & COMPONENTS - 0.5%
$ 1,000,000 American Honda Finance Corp 4 .900% 07/09/27 $ 1,012,279
2,000,000 American Honda Finance Corp 5 .125 07/07/28 2,040,586
1,000,000 American Honda Finance Corp 5 .650 11/15/28 1,038,913
1,000,000 American Honda Finance Corp 2 .250 01/12/29 927,644
1,000,000 (a) American Honda Finance Corp 4 .900 03/13/29 1,015,282
1,000,000 American Honda Finance Corp 4 .400 09/05/29 995,287
1,000,000 American Honda Finance Corp 4 .800 03/05/30 1,007,929
1,000,000 American Honda Finance Corp 4 .600 04/17/30 1,000,782
1,500,000 American Honda Finance Corp 5 .850 10/04/30 1,584,914
1,000,000 American Honda Finance Corp 1 .800 01/13/31 858,704
1,000,000 American Honda Finance Corp 5 .050 07/10/31 1,012,935
100,000 Aptiv plc 4 .350 03/15/29 98,553
1,000,000 Aptiv plc 4 .650 09/13/29 997,393
600,000 Aptiv plc 3 .250 03/01/32 537,011
1,000,000 Aptiv plc 5 .150 09/13/34 965,137
100,000 Aptiv plc 4 .400 10/01/46 75,773
575,000 Aptiv plc 5 .400 03/15/49 492,173
1,500,000 Aptiv plc 3 .100 12/01/51 901,527
1,000,000 Aptiv plc 4 .150 05/01/52 716,537
1,000,000 Aptiv plc 5 .750 09/13/54 895,622
1,650,000 BorgWarner, Inc 2 .650 07/01/27 1,596,369
1,000,000 (a) BorgWarner, Inc 5 .400 08/15/34 1,011,275
200,000 BorgWarner, Inc 4 .375 03/15/45 164,874
2,000,000 Ford Motor Co 7 .450 07/16/31 2,165,692
4,000,000 Ford Motor Co 3 .250 02/12/32 3,372,396
700,000 Ford Motor Co 4 .750 01/15/43 538,261
500,000 Ford Motor Co 5 .291 12/08/46 403,697
3,000,000 Ford Motor Credit Co LLC 6 .950 03/06/26 3,028,932
3,000,000 Ford Motor Credit Co LLC 6 .950 06/10/26 3,041,006
3,000,000 Ford Motor Credit Co LLC 2 .700 08/10/26 2,920,866
1,250,000 Ford Motor Credit Co LLC 5 .850 05/17/27 1,259,513
2,000,000 Ford Motor Credit Co LLC 4 .950 05/28/27 1,986,744
2,000,000 Ford Motor Credit Co LLC 7 .350 11/04/27 2,077,104
2,000,000 Ford Motor Credit Co LLC 6 .800 05/12/28 2,067,050
1,500,000 Ford Motor Credit Co LLC 6 .798 11/07/28 1,554,065
1,500,000 Ford Motor Credit Co LLC 5 .800 03/08/29 1,503,133
3,000,000 Ford Motor Credit Co LLC 5 .113 05/03/29 2,933,368
1,000,000 Ford Motor Credit Co LLC 5 .303 09/06/29 981,988
1,000,000 Ford Motor Credit Co LLC 5 .875 11/07/29 1,002,935
1,000,000 Ford Motor Credit Co LLC 7 .350 03/06/30 1,055,638
1,000,000 Ford Motor Credit Co LLC 6 .050 03/05/31 997,945
2,500,000 Ford Motor Credit Co LLC 3 .625 06/17/31 2,200,596
750,000 Ford Motor Credit Co LLC 6 .054 11/05/31 746,131
1,000,000 Ford Motor Credit Co LLC 6 .532 03/19/32 1,015,498
1,500,000 Ford Motor Credit Co LLC 7 .122 11/07/33 1,556,755
1,750,000 Ford Motor Credit Co LLC 6 .125 03/08/34 1,703,543
1,000,000 Ford Motor Credit Co LLC 6 .500 02/07/35 998,617
500,000 General Motors Co 6 .800 10/01/27 520,601
700,000 General Motors Co 5 .000 10/01/28 706,774
375,000 General Motors Co 5 .400 10/15/29 382,865
500,000 General Motors Co 5 .625 04/15/30 511,051
450,000 General Motors Co 5 .600 10/15/32 457,234
500,000 General Motors Co 6 .250 04/15/35 514,419
900,000 General Motors Co 6 .600 04/01/36 953,195
700,000 General Motors Co 5 .150 04/01/38 651,354
150,000 General Motors Co 6 .250 10/02/43 147,131
175,000 General Motors Co 5 .200 04/01/45 149,952
350,000 General Motors Co 6 .750 04/01/46 357,373

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AUTOMOBILES & COMPONENTS - 0.5% (continued)
$ 500,000 (a) General Motors Co 5 .400% 04/01/48 $ 434,303
900,000 General Motors Co 5 .950 04/01/49 841,286
525,000 General Motors Financial Co, Inc 4 .000 10/06/26 521,369
1,500,000 General Motors Financial Co, Inc 2 .400 04/10/28 1,411,212
1,850,000 General Motors Financial Co, Inc 2 .400 10/15/28 1,721,840
1,000,000 General Motors Financial Co, Inc 5 .800 01/07/29 1,029,956
2,400,000 General Motors Financial Co, Inc 5 .650 01/17/29 2,451,382
1,000,000 General Motors Financial Co, Inc 4 .300 04/06/29 978,442
1,500,000 General Motors Financial Co, Inc 5 .550 07/15/29 1,532,299
2,000,000 General Motors Financial Co, Inc 4 .900 10/06/29 1,996,565
1,000,000 General Motors Financial Co, Inc 5 .350 01/07/30 1,012,180
1,000,000 General Motors Financial Co, Inc 5 .850 04/06/30 1,033,771
1,500,000 General Motors Financial Co, Inc 3 .600 06/21/30 1,403,582
1,000,000 General Motors Financial Co, Inc 5 .450 07/15/30 1,014,043
2,000,000 General Motors Financial Co, Inc 2 .350 01/08/31 1,732,385
1,450,000 General Motors Financial Co, Inc 5 .750 02/08/31 1,489,908
475,000 General Motors Financial Co, Inc 2 .700 06/10/31 415,832
1,250,000 General Motors Financial Co, Inc 5 .600 06/18/31 1,274,927
1,000,000 General Motors Financial Co, Inc 3 .100 01/12/32 878,635
1,000,000 General Motors Financial Co, Inc 5 .625 04/04/32 1,011,807
2,500,000 General Motors Financial Co, Inc 6 .400 01/09/33 2,630,399
1,000,000 General Motors Financial Co, Inc 6 .100 01/07/34 1,029,229
2,500,000 General Motors Financial Co, Inc 5 .950 04/04/34 2,535,553
2,000,000 General Motors Financial Co, Inc 5 .450 09/06/34 1,960,356
475,000 General Motors Financial Co, Inc 5 .900 01/07/35 477,520
1,000,000 General Motors Financial Co, Inc 6 .150 07/15/35 1,022,476
200,000 Harley-Davidson, Inc 4 .625 07/28/45 160,585
2,000,000 Honda Motor Co Ltd 4 .436 07/08/28 2,002,294
1,500,000 Honda Motor Co Ltd 4 .688 07/08/30 1,502,580
1,500,000 Honda Motor Co Ltd 5 .337 07/08/35 1,503,822
326,000 Lear Corp 3 .800 09/15/27 321,046
400,000 Lear Corp 4 .250 05/15/29 392,676
500,000 Lear Corp 3 .500 05/30/30 471,291
600,000 Lear Corp 2 .600 01/15/32 517,058
550,000 (a) Lear Corp 5 .250 05/15/49 472,506
1,000,000 Lear Corp 3 .550 01/15/52 636,602
175,000 Magna International, Inc 2 .450 06/15/30 158,320
2,000,000 Magna International, Inc 5 .500 03/21/33 2,047,560
500,000 Magna International, Inc 5 .875 06/01/35 513,147
925,000 Mercedes-Benz Finance North America LLC 8 .500 01/18/31 1,099,877
200,000 Toyota Motor Corp 4 .450 06/30/30 200,818
1,000,000 Toyota Motor Corp 2 .362 03/25/31 896,421
1,000,000 (a) Toyota Motor Corp 5 .123 07/13/33 1,026,629
1,000,000 Toyota Motor Corp 5 .053 06/30/35 1,008,839
1,000,000 Toyota Motor Credit Corp 1 .900 01/13/27 965,958
1,000,000 Toyota Motor Credit Corp 4 .350 10/08/27 1,004,150
1,000,000 Toyota Motor Credit Corp 5 .450 11/10/27 1,029,502
300,000 Toyota Motor Credit Corp 3 .050 01/11/28 292,174
1,000,000 Toyota Motor Credit Corp 4 .625 01/12/28 1,012,096
1,000,000 Toyota Motor Credit Corp 5 .250 09/11/28 1,031,793
400,000 Toyota Motor Credit Corp 3 .650 01/08/29 392,630
1,000,000 Toyota Motor Credit Corp 5 .050 05/16/29 1,026,532
2,000,000 Toyota Motor Credit Corp 4 .450 06/29/29 2,013,506
550,000 Toyota Motor Credit Corp 4 .550 08/09/29 554,409
1,000,000 Toyota Motor Credit Corp 4 .950 01/09/30 1,022,625
650,000 Toyota Motor Credit Corp 2 .150 02/13/30 590,921
225,000 Toyota Motor Credit Corp 3 .375 04/01/30 215,078
950,000 Toyota Motor Credit Corp 4 .800 05/15/30 965,153
1,000,000 Toyota Motor Credit Corp 4 .550 05/17/30 1,006,055
1,000,000 Toyota Motor Credit Corp 5 .550 11/20/30 1,052,665
1,000,000 Toyota Motor Credit Corp 1 .650 01/10/31 862,618
1,000,000 Toyota Motor Credit Corp 5 .100 03/21/31 1,027,168

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AUTOMOBILES & COMPONENTS - 0.5% (continued)
$ 1,000,000 Toyota Motor Credit Corp 1 .900% 09/12/31 $ 858,680
1,000,000 Toyota Motor Credit Corp 4 .600 10/10/31 1,002,219
1,000,000 Toyota Motor Credit Corp 2 .400 01/13/32 874,118
1,000,000 Toyota Motor Credit Corp 4 .700 01/12/33 1,004,446
TOTAL AUTOMOBILES & COMPONENTS 135,988,745
BANKS - 4.4%
9,435,000 Asian Development Bank 4 .375 01/14/28 9,575,346
5,000,000 Asian Development Bank 3 .625 08/28/29 4,966,373
4,000,000 Asian Development Bank 4 .125 05/30/30 4,049,587
2,345,000 Asian Development Bank 4 .375 03/22/35 2,364,748
1,000,000 Associated Banc-Corp 6 .455 08/29/30 1,027,664
2,000,000 Australia & New Zealand Banking Group Ltd 4 .900 07/16/27 2,034,200
1,000,000 Australia & New Zealand Banking Group Ltd 3 .919 09/30/27 996,303
1,000,000 Australia & New Zealand Banking Group Ltd 4 .362 06/18/28 1,007,582
1,000,000 Australia & New Zealand Banking Group Ltd 4 .615 12/16/29 1,016,100
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 6 .138 09/14/28 1,034,606
1,000,000 (a) Banco Bilbao Vizcaya Argentaria S.A. 5 .381 03/13/29 1,029,827
1,200,000 Banco Bilbao Vizcaya Argentaria S.A. 7 .883 11/15/34 1,363,643
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 6 .033 03/13/35 1,042,719
600,000 Banco Santander S.A. 4 .250 04/11/27 598,497
1,600,000 Banco Santander S.A. 5 .294 08/18/27 1,626,919
1,200,000 Banco Santander S.A. 1 .722 09/14/27 1,159,173
675,000 Banco Santander S.A. 3 .800 02/23/28 663,180
3,000,000 Banco Santander S.A. 5 .552 03/14/28 3,048,251
1,000,000 Banco Santander S.A. 4 .175 03/24/28 994,155
1,800,000 Banco Santander S.A. 4 .379 04/12/28 1,795,136
1,000,000 Banco Santander S.A. 5 .365 07/15/28 1,018,397
1,600,000 Banco Santander S.A. 5 .588 08/08/28 1,652,856
1,000,000 Banco Santander S.A. 6 .607 11/07/28 1,066,710
600,000 Banco Santander S.A. 3 .306 06/27/29 575,973
600,000 Banco Santander S.A. 5 .565 01/17/30 622,964
2,000,000 Banco Santander S.A. 5 .538 03/14/30 2,062,198
400,000 Banco Santander S.A. 3 .490 05/28/30 380,643
2,000,000 Banco Santander S.A. 2 .749 12/03/30 1,781,026
1,000,000 Banco Santander S.A. 2 .958 03/25/31 912,901
1,000,000 Banco Santander S.A. 5 .439 07/15/31 1,038,795
2,000,000 Banco Santander S.A. 3 .225 11/22/32 1,794,575
800,000 Banco Santander S.A. 6 .921 08/08/33 867,034
800,000 Banco Santander S.A. 6 .938 11/07/33 903,944
1,600,000 Banco Santander S.A. 6 .350 03/14/34 1,675,553
400,000 Banco Santander S.A. 6 .033 01/17/35 421,412
1,000,000 Bank of ,NV Scotia 5 .130 02/14/31 1,018,289
500,000 Bank of America Corp 1 .734 07/22/27 485,989
2,000,000 Bank of America Corp 2 .551 02/04/28 1,943,783
3,000,000 Bank of America Corp 4 .376 04/27/28 2,999,373
3,000,000 Bank of America Corp 6 .204 11/10/28 3,122,034
5,690,000 Bank of America Corp 3 .419 12/20/28 5,561,883
2,000,000 Bank of America Corp 4 .979 01/24/29 2,028,528
2,250,000 Bank of America Corp 3 .970 03/05/29 2,225,107
2,000,000 Bank of America Corp 5 .202 04/25/29 2,043,924
2,000,000 Bank of America Corp 4 .623 05/09/29 2,012,692
3,000,000 Bank of America Corp 2 .087 06/14/29 2,811,992
1,400,000 Bank of America Corp 4 .271 07/23/29 1,395,388
3,000,000 Bank of America Corp 5 .819 09/15/29 3,125,154
3,075,000 Bank of America Corp 3 .974 02/07/30 3,026,749
1,675,000 Bank of America Corp 3 .194 07/23/30 1,594,416
1,050,000 Bank of America Corp 2 .884 10/22/30 982,801
2,000,000 Bank of America Corp 5 .162 01/24/31 2,049,899
4,000,000 Bank of America Corp 2 .496 02/13/31 3,653,447
1,750,000 Bank of America Corp 2 .592 04/29/31 1,599,851
3,000,000 Bank of America Corp 1 .898 07/23/31 2,636,020
3,000,000 Bank of America Corp 1 .922 10/24/31 2,616,254

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 3,000,000 Bank of America Corp 2 .651% 03/11/32 $ 2,692,840
4,000,000 Bank of America Corp 2 .687 04/22/32 3,589,699
5,000,000 Bank of America Corp 2 .299 07/21/32 4,357,118
3,000,000 Bank of America Corp 2 .572 10/20/32 2,644,083
2,000,000 Bank of America Corp 2 .972 02/04/33 1,790,973
2,000,000 Bank of America Corp 4 .571 04/27/33 1,968,142
4,000,000 Bank of America Corp 5 .015 07/22/33 4,046,833
5,000,000 Bank of America Corp 5 .288 04/25/34 5,100,169
2,000,000 Bank of America Corp 5 .872 09/15/34 2,110,520
8,000,000 Bank of America Corp 5 .468 01/23/35 8,218,708
9,000,000 Bank of America Corp 5 .425 08/15/35 8,997,345
4,000,000 Bank of America Corp 5 .518 10/25/35 4,000,036
1,650,000 Bank of America Corp 5 .511 01/24/36 1,696,554
5,000,000 Bank of America Corp 5 .744 02/12/36 5,080,691
2,000,000 Bank of America Corp 5 .464 05/09/36 2,050,826
4,000,000 Bank of America Corp 2 .482 09/21/36 3,389,399
1,500,000 Bank of America Corp 6 .110 01/29/37 1,584,021
3,000,000 Bank of America Corp 3 .846 03/08/37 2,745,282
4,500,000 Bank of America Corp 4 .078 04/23/40 3,914,008
3,000,000 Bank of America Corp 2 .676 06/19/41 2,139,768
1,750,000 Bank of America Corp 3 .311 04/22/42 1,342,929
1,500,000 Bank of America Corp 5 .000 01/21/44 1,417,253
2,800,000 Bank of America Corp 4 .443 01/20/48 2,393,537
3,000,000 Bank of America Corp 3 .946 01/23/49 2,355,468
1,000,000 Bank of America Corp 2 .831 10/24/51 626,012
950,000 Bank of America Corp 3 .483 03/13/52 678,003
1,000,000 Bank of America Corp 2 .972 07/21/52 646,335
2,000,000 Bank of America NA 5 .526 08/18/26 2,028,365
1,000,000 Bank of Montreal 5 .266 12/11/26 1,014,089
2,000,000 Bank of Montreal 4 .700 09/14/27 2,018,200
1,000,000 Bank of Montreal 5 .203 02/01/28 1,022,691
1,000,000 Bank of Montreal 5 .717 09/25/28 1,042,345
1,000,000 (a) Bank of Montreal 5 .004 01/27/29 1,016,193
1,000,000 (a) Bank of Montreal 4 .640 09/10/30 1,008,279
1,500,000 Bank of Montreal 5 .511 06/04/31 1,568,427
425,000 Bank of Montreal 3 .803 12/15/32 413,949
1,250,000 Bank of Montreal 3 .088 01/10/37 1,079,496
750,000 Bank of New York Mellon 4 .729 04/20/29 760,596
2,000,000 Bank of Nova Scotia 1 .350 06/24/26 1,942,976
1,000,000 Bank of Nova Scotia 2 .700 08/03/26 984,090
3,000,000 Bank of Nova Scotia 1 .300 09/15/26 2,897,194
1,000,000 Bank of Nova Scotia 5 .250 06/12/28 1,030,071
2,000,000 Bank of Nova Scotia 4 .850 02/01/30 2,037,992
1,000,000 Bank of Nova Scotia 2 .450 02/02/32 869,913
2,000,000 Bank of Nova Scotia 4 .740 11/10/32 1,998,198
750,000 Bank of Nova Scotia 5 .650 02/01/34 786,919
750,000 Bank of Nova Scotia 4 .588 05/04/37 709,823
2,000,000 Barclays plc 2 .279 11/24/27 1,939,449
700,000 Barclays plc 4 .337 01/10/28 698,209
1,975,000 Barclays plc 4 .836 05/09/28 1,977,974
1,500,000 Barclays plc 7 .385 11/02/28 1,592,259
1,500,000 Barclays plc 4 .972 05/16/29 1,515,682
1,500,000 Barclays plc 6 .490 09/13/29 1,585,896
3,000,000 Barclays plc 5 .690 03/12/30 3,104,172
1,000,000 Barclays plc 5 .088 06/20/30 1,004,819
1,850,000 Barclays plc 4 .942 09/10/30 1,863,793
1,175,000 Barclays plc 5 .367 02/25/31 1,200,247
2,000,000 Barclays plc 2 .645 06/24/31 1,806,481
1,500,000 Barclays plc 2 .667 03/10/32 1,331,870
2,000,000 Barclays plc 2 .894 11/24/32 1,770,071
1,300,000 Barclays plc 5 .746 08/09/33 1,347,511
2,500,000 Barclays plc 7 .437 11/02/33 2,837,375

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 3,000,000 Barclays plc 6 .224% 05/09/34 $ 3,184,066
1,000,000 Barclays plc 7 .119 06/27/34 1,092,399
950,000 Barclays plc 6 .692 09/13/34 1,037,132
1,000,000 Barclays plc 5 .335 09/10/35 992,494
1,750,000 Barclays plc 3 .564 09/23/35 1,609,958
1,500,000 Barclays plc 5 .785 02/25/36 1,533,132
1,000,000 Barclays plc 3 .811 03/10/42 784,510
775,000 (a) Barclays plc 5 .250 08/17/45 741,181
1,200,000 Barclays plc 6 .036 03/12/55 1,232,603
300,000 BPCE S.A. 3 .375 12/02/26 296,452
1,000,000 Brookfield Finance LLC 3 .450 04/15/50 677,690
1,000,000 Canadian Imperial Bank of Commerce 1 .250 06/22/26 970,504
1,000,000 Canadian Imperial Bank of Commerce 3 .450 04/07/27 987,205
1,500,000 Canadian Imperial Bank of Commerce 5 .001 04/28/28 1,529,310
1,500,000 Canadian Imperial Bank of Commerce 5 .986 10/03/28 1,574,394
1,000,000 Canadian Imperial Bank of Commerce 4 .857 03/30/29 1,010,757
1,000,000 Canadian Imperial Bank of Commerce 5 .260 04/08/29 1,029,108
1,000,000 Canadian Imperial Bank of Commerce 4 .631 09/11/30 1,000,115
1,000,000 Canadian Imperial Bank of Commerce 5 .245 01/13/31 1,024,323
1,500,000 Canadian Imperial Bank of Commerce 3 .600 04/07/32 1,394,282
350,000 Canadian Imperial Bank of Commerce 6 .092 10/03/33 375,271
2,000,000 CitiBank NA 5 .488 12/04/26 2,031,676
2,000,000 CitiBank NA 5 .803 09/29/28 2,091,138
4,000,000 CitiBank NA 4 .914 05/29/30 4,076,796
650,000 CitiBank NA 5 .570 04/30/34 677,083
1,100,000 Citigroup, Inc 4 .300 11/20/26 1,098,413
5,000,000 Citigroup, Inc 1 .462 06/09/27 4,858,227
1,500,000 Citigroup, Inc 4 .450 09/29/27 1,501,440
3,000,000 Citigroup, Inc 3 .070 02/24/28 2,933,505
3,000,000 Citigroup, Inc 4 .658 05/24/28 3,011,035
1,000,000 Citigroup, Inc 3 .668 07/24/28 984,373
2,025,000 Citigroup, Inc 4 .125 07/25/28 2,010,632
1,000,000 Citigroup, Inc 4 .786 03/04/29 1,007,182
4,000,000 Citigroup, Inc 4 .075 04/23/29 3,960,343
2,000,000 Citigroup, Inc 5 .174 02/13/30 2,040,467
1,750,000 Citigroup, Inc 3 .980 03/20/30 1,715,308
2,550,000 Citigroup, Inc 4 .542 09/19/30 2,538,441
5,000,000 Citigroup, Inc 2 .666 01/29/31 4,584,418
2,200,000 Citigroup, Inc 4 .412 03/31/31 2,176,652
2,000,000 Citigroup, Inc 4 .952 05/07/31 2,022,794
6,000,000 Citigroup, Inc 2 .572 06/03/31 5,441,469
5,000,000 Citigroup, Inc 2 .561 05/01/32 4,429,594
175,000 Citigroup, Inc 6 .625 06/15/32 190,839
875,000 Citigroup, Inc 2 .520 11/03/32 765,049
4,000,000 Citigroup, Inc 3 .057 01/25/33 3,574,845
1,000,000 Citigroup, Inc 3 .785 03/17/33 934,775
1,775,000 Citigroup, Inc 4 .910 05/24/33 1,771,022
3,000,000 Citigroup, Inc 6 .270 11/17/33 3,230,316
425,000 Citigroup, Inc 6 .174 05/25/34 444,902
2,000,000 Citigroup, Inc 5 .592 11/19/34 2,031,074
2,000,000 Citigroup, Inc 5 .827 02/13/35 2,040,729
8,000,000 Citigroup, Inc 5 .449 06/11/35 8,171,445
3,125,000 Citigroup, Inc 6 .020 01/24/36 3,209,117
4,000,000 Citigroup, Inc 5 .333 03/27/36 4,031,387
750,000 Citigroup, Inc 3 .878 01/24/39 646,482
325,000 Citigroup, Inc 8 .125 07/15/39 409,230
2,000,000 Citigroup, Inc 5 .411 09/19/39 1,942,517
350,000 Citigroup, Inc 5 .875 01/30/42 361,844
500,000 Citigroup, Inc 2 .904 11/03/42 354,077
400,000 Citigroup, Inc 6 .675 09/13/43 436,348
125,000 Citigroup, Inc 5 .300
05/06/44
116,726
675,000 Citigroup, Inc 4 .650 07/30/45 591,882

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 1,075,000 Citigroup, Inc 4 .750% 05/18/46 $ 917,488
2,075,000 Citigroup, Inc 4 .650 07/23/48 1,794,362
2,000,000 Citigroup, Inc 5 .612 03/04/56 1,963,103
500,000 Citizens Bank NA 4 .575 08/09/28 501,059
500,000 Citizens Financial Group, Inc 2 .850 07/27/26 491,228
550,000 Citizens Financial Group, Inc 5 .841 01/23/30 569,658
200,000 Citizens Financial Group, Inc 2 .500 02/06/30 181,436
450,000 Citizens Financial Group, Inc 3 .250 04/30/30 420,938
1,000,000 Citizens Financial Group, Inc 5 .253 03/05/31 1,013,395
1,000,000 Citizens Financial Group, Inc 5 .718 07/23/32 1,034,536
850,000 Citizens Financial Group, Inc 2 .638 09/30/32 716,177
500,000 Citizens Financial Group, Inc 6 .645 04/25/35 538,938
500,000 Citizens Financial Group, Inc 5 .641 05/21/37 493,432
200,000 Comerica Bank 4 .000 07/27/25 199,708
1,000,000 Comerica Bank 5 .332 08/25/33 970,856
550,000 Comerica, Inc 4 .000 02/01/29 536,185
1,000,000 Comerica, Inc 5 .982 01/30/30 1,024,292
1,000,000 Commonwealth Bank of Australia 4 .577 11/27/26 1,006,678
1,000,000 Commonwealth Bank of Australia 4 .423 03/14/28 1,009,892
2,700,000 Cooperatieve Rabobank UA 3 .750 07/21/26 2,678,283
1,000,000 Cooperatieve Rabobank UA 4 .333 08/28/26 1,002,125
1,000,000 Cooperatieve Rabobank UA 5 .500 10/05/26 1,016,394
1,500,000 Cooperatieve Rabobank UA 5 .041 03/05/27 1,522,455
1,000,000 Cooperatieve Rabobank UA 4 .883 01/21/28 1,021,110
1,000,000 Cooperatieve Rabobank UA 4 .800 01/09/29 1,019,550
1,500,000 Cooperatieve Rabobank UA 4 .494 10/17/29 1,516,176
550,000 Cooperatieve Rabobank UA 5 .250 05/24/41 541,312
1,400,000 Cooperatieve Rabobank UA 5 .750 12/01/43 1,408,075
600,000 Cooperatieve Rabobank UA 5 .250 08/04/45 566,738
1,000,000 Credit Suisse AG. 1 .250 08/07/26 967,808
1,350,000 Credit Suisse AG. 5 .000 07/09/27 1,370,851
2,000,000 Credit Suisse AG. 7 .500 02/15/28 2,157,526
600,000 Deutsche Bank AG. 7 .146 07/13/27 615,160
1,050,000 Deutsche Bank AG. 2 .311 11/16/27 1,018,786
2,000,000 Deutsche Bank AG. 5 .706 02/08/28 2,032,853
1,000,000 Deutsche Bank AG. 5 .373 01/10/29 1,017,554
2,500,000 Deutsche Bank AG. 5 .414 05/10/29 2,589,657
350,000 Deutsche Bank AG. 6 .819 11/20/29 373,317
650,000 Deutsche Bank AG. 4 .999 09/11/30 654,922
3,000,000 Deutsche Bank AG. 5 .297 05/09/31 3,046,862
825,000 Deutsche Bank AG. 3 .547 09/18/31 771,755
1,000,000 Deutsche Bank AG. 3 .729 01/14/32 916,094
1,500,000 Deutsche Bank AG. 5 .403 09/11/35 1,491,659
300,000 Fifth Third Bancorp 2 .550 05/05/27 290,622
1,000,000 Fifth Third Bancorp 1 .707 11/01/27 965,538
500,000 Fifth Third Bancorp 3 .950 03/14/28 495,051
1,000,000 Fifth Third Bancorp 4 .055 04/25/28 993,519
1,000,000 Fifth Third Bancorp 6 .361 10/27/28 1,042,439
200,000 Fifth Third Bancorp 6 .339 07/27/29 210,660
1,000,000 Fifth Third Bancorp 4 .772 07/28/30 1,006,204
1,000,000 Fifth Third Bancorp 4 .895 09/06/30 1,011,093
2,300,000 Fifth Third Bancorp 5 .631 01/29/32 2,393,570
140,000 Fifth Third Bancorp 8 .250 03/01/38 167,680
1,000,000 Fifth Third Bank NA 2 .250 02/01/27 969,312
1,000,000 Fifth Third Bank NA 4 .967 01/28/28 1,007,322
1,000,000 First Citizens BancShares, Inc 5 .231 03/12/31 1,005,285
500,000 First Citizens BancShares, Inc 6 .254 03/12/40 497,521
500,000 First Horizon Bank 5 .750 05/01/30 511,433
500,000 First Horizon Corp 5 .514 03/07/31 507,205
1,000,000 FNB Corp 5 .722 12/11/30 1,005,663
33,000 HSBC Bank USA NA 7 .000 01/15/39 37,854
3,925,000 HSBC Holdings plc 4 .041 03/13/28 3,892,705

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 1,500,000 HSBC Holdings plc 4 .755% 06/09/28 $ 1,505,702
1,500,000 HSBC Holdings plc 5 .210 08/11/28 1,521,208
3,000,000 HSBC Holdings plc 2 .013 09/22/28 2,843,684
1,575,000 HSBC Holdings plc 7 .390 11/03/28 1,672,634
2,000,000 HSBC Holdings plc 4 .899 03/03/29 2,016,940
975,000 HSBC Holdings plc 6 .161 03/09/29 1,013,823
2,500,000 HSBC Holdings plc 4 .583 06/19/29 2,503,611
1,600,000 HSBC Holdings plc 2 .206 08/17/29 1,490,570
2,000,000 HSBC Holdings plc 5 .546 03/04/30 2,059,506
4,000,000 HSBC Holdings plc 3 .973 05/22/30 3,895,418
1,500,000 HSBC Holdings plc 5 .286 11/19/30 1,532,357
1,450,000 HSBC Holdings plc 5 .130 03/03/31 1,469,360
950,000 HSBC Holdings plc 5 .240 05/13/31 967,278
3,000,000 HSBC Holdings plc 2 .848 06/04/31 2,741,581
750,000 HSBC Holdings plc 2 .357 08/18/31 666,089
5,000,000 HSBC Holdings plc 5 .733 05/17/32 5,198,102
2,350,000 HSBC Holdings plc 2 .804 05/24/32 2,087,832
3,500,000 HSBC Holdings plc 2 .871 11/22/32 3,096,114
1,500,000 HSBC Holdings plc 4 .762 03/29/33 1,468,610
1,825,000 HSBC Holdings plc 5 .402 08/11/33 1,871,965
2,000,000 HSBC Holdings plc 8 .113 11/03/33 2,308,867
2,000,000 HSBC Holdings plc 6 .254 03/09/34 2,139,924
2,000,000 HSBC Holdings plc 6 .547 06/20/34 2,124,681
3,000,000 HSBC Holdings plc 7 .399 11/13/34 3,355,061
1,500,000 HSBC Holdings plc 5 .719 03/04/35 1,555,675
2,000,000 HSBC Holdings plc 5 .874 11/18/35 2,023,870
1,500,000 HSBC Holdings plc 5 .450 03/03/36 1,508,268
300,000 HSBC Holdings plc 6 .500 05/02/36 318,560
950,000 HSBC Holdings plc 5 .790 05/13/36 977,107
2,700,000 HSBC Holdings plc 6 .500 09/15/37 2,864,844
200,000 HSBC Holdings plc 6 .800 06/01/38 216,807
550,000 HSBC Holdings plc 6 .100 01/14/42 582,282
1,000,000 HSBC Holdings plc 6 .332 03/09/44 1,073,432
1,175,000 HSBC Holdings plc 5 .250 03/14/44 1,116,571
2,000,000 HSBC USA, Inc 4 .650 06/03/28 2,015,775
1,000,000 Huntington Bancshares, Inc 4 .443 08/04/28 999,447
675,000 Huntington Bancshares, Inc 6 .208 08/21/29 708,289
1,000,000 Huntington Bancshares, Inc 2 .550 02/04/30 914,518
1,000,000 Huntington Bancshares, Inc 5 .272 01/15/31 1,024,597
500,000 Huntington Bancshares, Inc 5 .023 05/17/33 493,737
1,000,000 Huntington Bancshares, Inc 5 .709 02/02/35 1,021,936
500,000 Huntington Bancshares, Inc 2 .487 08/15/36 420,036
225,000 Huntington Bancshares, Inc 6 .141 11/18/39 229,365
1,000,000 Huntington National Bank 4 .871 04/12/28 1,006,258
1,000,000 Huntington National Bank 4 .552 05/17/28 1,003,653
1,500,000 Huntington National Bank 5 .650 01/10/30 1,559,759
4,750,000 Industrial & Commercial Bank of China Ltd 3 .538 11/08/27 4,682,982
1,250,000 ING Groep NV 3 .950 03/29/27 1,244,113
600,000 ING Groep NV 4 .017 03/28/28 596,082
1,500,000 ING Groep NV 4 .550 10/02/28 1,507,714
1,325,000 ING Groep NV 4 .050 04/09/29 1,308,853
2,000,000 ING Groep NV 5 .335 03/19/30 2,050,861
1,000,000 ING Groep NV 5 .066 03/25/31 1,017,115
475,000 ING Groep NV 2 .727 04/01/32 426,838
300,000 ING Groep NV 4 .252 03/28/33 288,750
200,000 ING Groep NV 6 .114 09/11/34 212,615
2,000,000 ING Groep NV 5 .550 03/19/35 2,047,855
1,000,000 ING Groep NV 5 .525 03/25/36 1,017,980
2,000,000 (a) Inter-American Development Bank 4 .500 02/15/30 2,055,741
2,000,000 Inter-American Development Bank 3 .750 06/14/30 1,991,608
3,000,000 Inter-American Development Bank 3 .625 09/17/31 2,937,175
1,000,000 JPMorgan Chase & Co 2 .950 10/01/26 985,443

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 1,350,000 JPMorgan Chase & Co 4 .125% 12/15/26 $ 1,348,455
3,000,000 JPMorgan Chase & Co 1 .470 09/22/27 2,894,350
250,000 JPMorgan Chase & Co 4 .250 10/01/27 251,041
325,000 JPMorgan Chase & Co 3 .625 12/01/27 320,431
1,375,000 JPMorgan Chase & Co 3 .782 02/01/28 1,363,053
1,000,000 JPMorgan Chase & Co 2 .947 02/24/28 977,114
925,000 JPMorgan Chase & Co 5 .571 04/22/28 943,981
3,000,000 JPMorgan Chase & Co 4 .323 04/26/28 2,997,113
425,000 JPMorgan Chase & Co 3 .540 05/01/28 418,709
6,000,000 JPMorgan Chase & Co 2 .182 06/01/28 5,766,417
2,000,000 JPMorgan Chase & Co 4 .979 07/22/28 2,025,646
1,000,000 JPMorgan Chase & Co 4 .851 07/25/28 1,010,425
2,000,000 JPMorgan Chase & Co 4 .505 10/22/28 2,005,981
3,000,000 JPMorgan Chase & Co 4 .915 01/24/29 3,040,286
3,000,000 JPMorgan Chase & Co 2 .069 06/01/29 2,813,774
2,050,000 JPMorgan Chase & Co 4 .203 07/23/29 2,041,340
3,000,000 JPMorgan Chase & Co 5 .299 07/24/29 3,080,137
2,500,000 JPMorgan Chase & Co 6 .087 10/23/29 2,627,642
1,750,000 JPMorgan Chase & Co 4 .452 12/05/29 1,753,284
5,000,000 JPMorgan Chase & Co 5 .012 01/23/30 5,092,285
2,825,000 JPMorgan Chase & Co 5 .581 04/22/30 2,933,358
4,500,000 JPMorgan Chase & Co 3 .702 05/06/30 4,379,794
1,500,000 JPMorgan Chase & Co 4 .565 06/14/30 1,506,609
4,000,000 JPMorgan Chase & Co 4 .995 07/22/30 4,073,049
2,675,000 JPMorgan Chase & Co 4 .603 10/22/30 2,684,137
2,925,000 JPMorgan Chase & Co 5 .140 01/24/31 2,999,526
2,000,000 JPMorgan Chase & Co 2 .522 04/22/31 1,828,591
1,175,000 JPMorgan Chase & Co 5 .103 04/22/31 1,204,145
1,425,000 JPMorgan Chase & Co 2 .956 05/13/31 1,317,698
5,000,000 JPMorgan Chase & Co 1 .764 11/19/31 4,332,398
2,250,000 JPMorgan Chase & Co 1 .953 02/04/32 1,951,222
3,000,000 JPMorgan Chase & Co 2 .580 04/22/32 2,679,222
3,000,000 JPMorgan Chase & Co 2 .545 11/08/32 2,641,032
6,000,000 JPMorgan Chase & Co 2 .963 01/25/33 5,392,985
2,000,000 JPMorgan Chase & Co 4 .586 04/26/33 1,979,486
2,000,000 JPMorgan Chase & Co 4 .912 07/25/33 2,011,579
4,000,000 JPMorgan Chase & Co 5 .717 09/14/33 4,169,190
5,325,000 JPMorgan Chase & Co 5 .350 06/01/34 5,478,475
2,500,000 JPMorgan Chase & Co 6 .254 10/23/34 2,717,101
6,000,000 JPMorgan Chase & Co 5 .336 01/23/35 6,141,778
3,025,000 JPMorgan Chase & Co 5 .766 04/22/35 3,178,031
5,675,000 JPMorgan Chase & Co 5 .294 07/22/35 5,775,006
1,300,000 JPMorgan Chase & Co 4 .946 10/22/35 1,286,382
1,450,000 JPMorgan Chase & Co 5 .502 01/24/36 1,493,498
1,275,000 JPMorgan Chase & Co 5 .572 04/22/36 1,321,338
958,000 JPMorgan Chase & Co 5 .500 10/15/40 977,783
2,000,000 JPMorgan Chase & Co 3 .109 04/22/41 1,532,879
2,500,000 JPMorgan Chase & Co 2 .525 11/19/41 1,752,308
2,500,000 JPMorgan Chase & Co 3 .157 04/22/42 1,885,093
1,000,000 JPMorgan Chase & Co 5 .625 08/16/43 1,008,580
1,800,000 JPMorgan Chase & Co 4 .950 06/01/45 1,642,843
2,000,000 JPMorgan Chase & Co 5 .534 11/29/45 2,004,453
2,050,000 JPMorgan Chase & Co 4 .260 02/22/48 1,727,211
1,000,000 JPMorgan Chase & Co 4 .032 07/24/48 809,522
2,500,000 JPMorgan Chase & Co 3 .964 11/15/48 1,998,843
1,750,000 JPMorgan Chase & Co 3 .897 01/23/49 1,381,961
2,000,000 JPMorgan Chase & Co 3 .109 04/22/51 1,345,784
1,500,000 JPMorgan Chase & Co 3 .328 04/22/52 1,050,986
2,000,000 JPMorgan Chase Bank NA 5 .110 12/08/26 2,025,320
300,000 KeyBank NA 3 .400 05/20/26 296,642
500,000 KeyBank NA 5 .850 11/15/27 516,216
250,000 KeyBank NA 3 .900 04/13/29 241,472

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 1,500,000 KeyBank NA 4 .900% 08/08/32 $ 1,447,452
625,000 KeyBank NA 5 .000 01/26/33 616,745
500,000 KeyCorp 4 .100 04/30/28 496,848
1,000,000 KeyCorp 2 .550 10/01/29 923,345
1,000,000 KeyCorp 5 .121 04/04/31 1,011,936
300,000 KeyCorp 4 .789 06/01/33 292,459
1,500,000 KeyCorp 6 .401 03/06/35 1,600,057
4,015,000 Kreditanstalt fuer Wiederaufbau 4 .000 06/28/27 4,033,225
3,455,000 Kreditanstalt fuer Wiederaufbau 3 .500 08/27/27 3,438,250
4,825,000 Kreditanstalt fuer Wiederaufbau 3 .875 05/15/28 4,847,096
1,950,000 (a) Kreditanstalt fuer Wiederaufbau 4 .000 03/15/29 1,966,189
3,495,000 Kreditanstalt fuer Wiederaufbau 4 .625 03/18/30 3,617,461
3,000,000 (a) Kreditanstalt fuer Wiederaufbau 4 .125 07/15/33 2,992,484
1,000,000 Landwirtschaftliche Rentenbank 4 .625 04/17/29 1,028,889
225,000 Lloyds Banking Group plc 4 .650 03/24/26 224,795
500,000 Lloyds Banking Group plc 3 .750 01/11/27 495,664
1,000,000 Lloyds Banking Group plc 5 .985 08/07/27 1,015,159
1,000,000 Lloyds Banking Group plc 3 .750 03/18/28 987,791
500,000 Lloyds Banking Group plc 4 .375 03/22/28 499,381
700,000 Lloyds Banking Group plc 4 .550 08/16/28 702,344
1,825,000 Lloyds Banking Group plc 3 .574 11/07/28 1,786,516
2,000,000 Lloyds Banking Group plc 5 .087 11/26/28 2,026,280
500,000 Lloyds Banking Group plc 5 .871 03/06/29 516,871
1,000,000 Lloyds Banking Group plc 4 .818 06/13/29 1,009,012
1,500,000 Lloyds Banking Group plc 5 .721 06/05/30 1,557,829
1,250,000 Lloyds Banking Group plc 4 .976 08/11/33 1,239,069
1,500,000 Lloyds Banking Group plc 7 .953 11/15/33 1,718,683
2,500,000 Lloyds Banking Group plc 5 .679 01/05/35 2,566,234
1,500,000 Lloyds Banking Group plc 5 .590 11/26/35 1,525,823
250,000 Lloyds Banking Group plc 6 .068 06/13/36 257,025
1,550,000 Lloyds Banking Group plc 4 .344 01/09/48 1,229,380
1,000,000 M&T Bank Corp 4 .833 01/16/29 1,008,203
1,000,000 M&T Bank Corp 7 .413 10/30/29 1,084,557
500,000 M&T Bank Corp 5 .179 07/08/31 508,283
1,000,000 M&T Bank Corp 6 .082 03/13/32 1,056,059
1,500,000 M&T Bank Corp 5 .053 01/27/34 1,478,804
1,500,000 M&T Bank Corp 5 .385 01/16/36 1,494,790
1,000,000 Manufacturers & Traders Trust Co 4 .700 01/27/28 1,008,810
225,000 Mitsubishi UFJ Financial Group, Inc 2 .757 09/13/26 220,938
650,000 Mitsubishi UFJ Financial Group, Inc 3 .677 02/22/27 644,348
700,000 Mitsubishi UFJ Financial Group, Inc 3 .287 07/25/27 687,945
750,000 Mitsubishi UFJ Financial Group, Inc 1 .640 10/13/27 723,994
1,000,000 Mitsubishi UFJ Financial Group, Inc 2 .341 01/19/28 968,314
1,000,000 Mitsubishi UFJ Financial Group, Inc 3 .961 03/02/28 992,644
1,000,000 Mitsubishi UFJ Financial Group, Inc 4 .080 04/19/28 994,234
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .017 07/20/28 1,012,791
300,000 Mitsubishi UFJ Financial Group, Inc 4 .050 09/11/28 299,017
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .354 09/13/28 1,021,390
2,500,000 Mitsubishi UFJ Financial Group, Inc 5 .422 02/22/29 2,563,907
1,250,000 Mitsubishi UFJ Financial Group, Inc 3 .741 03/07/29 1,226,440
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .242 04/19/29 1,022,721
1,000,000 Mitsubishi UFJ Financial Group, Inc 3 .195 07/18/29 953,702
1,500,000 Mitsubishi UFJ Financial Group, Inc 2 .559 02/25/30 1,377,023
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .258 04/17/30 1,025,756
1,250,000 Mitsubishi UFJ Financial Group, Inc 2 .048 07/17/30 1,110,107
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .197 01/16/31 1,024,087
2,500,000 Mitsubishi UFJ Financial Group, Inc 5 .475 02/22/31 2,590,697
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .159 04/24/31 1,023,744
1,700,000 Mitsubishi UFJ Financial Group, Inc 2 .309 07/20/32 1,481,030
500,000 Mitsubishi UFJ Financial Group, Inc 2 .494 10/13/32 437,432
1,000,000 Mitsubishi UFJ Financial Group, Inc 2 .852 01/19/33 885,865
1,000,000 (a) Mitsubishi UFJ Financial Group, Inc 4 .315 04/19/33 961,991

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .133% 07/20/33 $ 1,012,485
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .472 09/13/33 1,030,751
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .441 02/22/34 1,029,380
1,000,000 (a) Mitsubishi UFJ Financial Group, Inc 5 .406 04/19/34 1,027,431
1,050,000 Mitsubishi UFJ Financial Group, Inc 5 .426 04/17/35 1,072,236
500,000 Mitsubishi UFJ Financial Group, Inc 5 .574 01/16/36 513,708
500,000 Mitsubishi UFJ Financial Group, Inc 5 .615 04/24/36 514,157
300,000 Mitsubishi UFJ Financial Group, Inc 4 .286 07/26/38 278,521
500,000 (a) Mitsubishi UFJ Financial Group, Inc 4 .153 03/07/39 460,982
1,425,000 Mitsubishi UFJ Financial Group, Inc 3 .751 07/18/39 1,227,345
200,000 Mizuho Financial Group, Inc 3 .663 02/28/27 198,161
1,000,000 Mizuho Financial Group, Inc 1 .234 05/22/27 971,824
1,000,000 Mizuho Financial Group, Inc 1 .554 07/09/27 970,807
725,000 Mizuho Financial Group, Inc 4 .018 03/05/28 721,913
1,000,000 Mizuho Financial Group, Inc 5 .667 05/27/29 1,035,052
500,000 Mizuho Financial Group, Inc 5 .778 07/06/29 519,136
625,000 (a) Mizuho Financial Group, Inc 4 .254 09/11/29 621,225
1,000,000 Mizuho Financial Group, Inc 3 .261 05/22/30 955,171
1,500,000 Mizuho Financial Group, Inc 5 .376 05/26/30 1,542,660
1,000,000 Mizuho Financial Group, Inc 5 .382 07/10/30 1,028,752
1,000,000 Mizuho Financial Group, Inc 3 .153 07/16/30 946,430
500,000 Mizuho Financial Group, Inc 2 .869 09/13/30 467,376
500,000 Mizuho Financial Group, Inc 2 .591 05/25/31 454,313
1,000,000 Mizuho Financial Group, Inc 5 .739 05/27/31 1,044,729
1,000,000 (b) Mizuho Financial Group, Inc 4 .711 07/08/31 999,873
1,000,000 Mizuho Financial Group, Inc 2 .201 07/10/31 890,459
1,000,000 Mizuho Financial Group, Inc 1 .979 09/08/31 874,861
700,000 Mizuho Financial Group, Inc 2 .564 09/13/31 611,125
1,000,000 Mizuho Financial Group, Inc 2 .172 05/22/32 864,003
500,000 Mizuho Financial Group, Inc 2 .260 07/09/32 432,947
1,000,000 Mizuho Financial Group, Inc 5 .669 09/13/33 1,037,804
1,000,000 Mizuho Financial Group, Inc 5 .754 05/27/34 1,039,430
1,500,000 Mizuho Financial Group, Inc 5 .748 07/06/34 1,561,541
1,000,000 Mizuho Financial Group, Inc 5 .579 05/26/35 1,026,206
500,000 Mizuho Financial Group, Inc 5 .422 05/13/36 506,085
1,000,000 (b) Mizuho Financial Group, Inc 5 .323 07/08/36 1,001,738
2,000,000 Morgan Stanley Bank NA 4 .447 10/15/27 2,002,932
1,500,000 Morgan Stanley Bank NA 4 .952 01/14/28 1,512,081
1,125,000 Morgan Stanley Bank NA 5 .504 05/26/28 1,148,755
2,000,000 Morgan Stanley Bank NA 4 .968 07/14/28 2,023,957
2,000,000 Morgan Stanley Bank NA 5 .016 01/12/29 2,031,094
1,000,000 National Australia Bank Ltd 3 .905 06/09/27 998,049
1,000,000 National Australia Bank Ltd 5 .087 06/11/27 1,018,752
2,000,000 National Australia Bank Ltd 4 .944 01/12/28 2,042,340
1,500,000 National Australia Bank Ltd 4 .900 06/13/28 1,536,829
1,000,000 National Australia Bank Ltd 4 .787 01/10/29 1,021,536
1,000,000 National Australia Bank Ltd 4 .901 01/14/30 1,029,035
2,000,000 National Australia Bank Ltd 4 .534 06/13/30 2,022,132
1,500,000 National Bank of Canada 5 .600 12/18/28 1,557,637
2,000,000 National Bank of Canada 4 .500 10/10/29 1,998,160
750,000 NatWest Group plc 4 .800 04/05/26 751,734
800,000 NatWest Group plc 1 .642 06/14/27 778,578
300,000 NatWest Group plc 3 .073 05/22/28 292,525
700,000 NatWest Group plc 5 .516 09/30/28 714,923
1,000,000 NatWest Group plc 4 .892 05/18/29 1,010,010
1,000,000 NatWest Group plc 5 .808 09/13/29 1,038,537
3,000,000 NatWest Group plc 5 .076 01/27/30 3,043,933
1,500,000 NatWest Group plc 4 .445 05/08/30 1,488,525
2,000,000 NatWest Group plc 4 .964 08/15/30 2,022,958
1,000,000 NatWest Group plc 5 .115 05/23/31 1,016,364
500,000 NatWest Group plc 6 .016 03/02/34 529,043
1,000,000 NatWest Group plc 6 .475 06/01/34 1,046,975

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 500,000 NatWest Group plc 5 .778% 03/01/35 $ 519,224
800,000 NatWest Group plc 3 .032 11/28/35 721,740
500,000 Nordic Investment Bank 3 .750 05/09/30 498,174
2,000,000 Oesterreichische Kontrollbank AG. 4 .250 03/01/28 2,023,348
800,000 Oesterreichische Kontrollbank AG. 4 .125 01/18/29 808,923
3,000,000 Oesterreichische Kontrollbank AG. 3 .750 09/05/29 2,991,623
1,000,000 Oesterreichische Kontrollbank AG. 4 .500 01/24/30 1,027,188
903,000 PNC Bank NA 4 .050 07/26/28 895,896
475,000 PNC Bank NA 2 .700 10/22/29 443,231
1,500,000 PNC Financial Services Group, Inc 2 .600 07/23/26 1,475,895
3,000,000 PNC Financial Services Group, Inc 1 .150 08/13/26 2,898,501
300,000 PNC Financial Services Group, Inc 3 .150 05/19/27 294,338
1,000,000 PNC Financial Services Group, Inc 5 .300 01/21/28 1,015,026
1,500,000 PNC Financial Services Group, Inc 5 .354 12/02/28 1,536,213
1,575,000 PNC Financial Services Group, Inc 3 .450 04/23/29 1,531,381
2,000,000 PNC Financial Services Group, Inc 5 .582 06/12/29 2,071,243
2,000,000 PNC Financial Services Group, Inc 2 .550 01/22/30 1,852,549
1,500,000 PNC Financial Services Group, Inc 5 .492 05/14/30 1,554,116
2,000,000 PNC Financial Services Group, Inc 5 .222 01/29/31 2,052,531
2,000,000 PNC Financial Services Group, Inc 4 .812 10/21/32 2,004,599
750,000 PNC Financial Services Group, Inc 4 .626 06/06/33 727,939
1,000,000 PNC Financial Services Group, Inc 6 .037 10/28/33 1,063,448
900,000 PNC Financial Services Group, Inc 5 .068 01/24/34 904,479
1,500,000 PNC Financial Services Group, Inc 5 .939 08/18/34 1,586,818
2,000,000 PNC Financial Services Group, Inc 6 .875 10/20/34 2,235,804
1,000,000 PNC Financial Services Group, Inc 5 .676 01/22/35 1,038,996
1,000,000 PNC Financial Services Group, Inc 5 .401 07/23/35 1,018,284
650,000 PNC Financial Services Group, Inc 5 .575 01/29/36 669,935
300,000 Regions Bank 6 .450 06/26/37 310,142
1,000,000 Regions Financial Corp 1 .800 08/12/28 923,392
1,000,000 Regions Financial Corp 5 .722 06/06/30 1,032,803
1,000,000 Regions Financial Corp 5 .502 09/06/35 1,002,500
1,000,000 (a) Royal Bank of Canada 3 .625 05/04/27 990,373
1,000,000 Royal Bank of Canada 4 .240 08/03/27 1,001,629
1,500,000 Royal Bank of Canada 6 .000 11/01/27 1,558,809
1,500,000 Royal Bank of Canada 4 .900 01/12/28 1,527,348
2,000,000 Royal Bank of Canada 5 .200 08/01/28 2,057,423
4,000,000 Royal Bank of Canada 4 .965 01/24/29 4,057,625
1,000,000 (a) Royal Bank of Canada 4 .950 02/01/29 1,022,906
1,000,000 Royal Bank of Canada 4 .969 08/02/30 1,013,924
2,000,000 Royal Bank of Canada 4 .650 10/18/30 2,003,512
2,500,000 Royal Bank of Canada 5 .153 02/04/31 2,551,404
1,000,000 Royal Bank of Canada 4 .970 05/02/31 1,014,929
1,600,000 Royal Bank of Canada 2 .300 11/03/31 1,405,428
500,000 Royal Bank of Canada 3 .875 05/04/32 478,207
1,000,000 Royal Bank of Canada 5 .000 02/01/33 1,015,502
750,000 Royal Bank of Canada 5 .000 05/02/33 759,536
750,000 Royal Bank of Canada 5 .150 02/01/34 768,309
1,850,000 Santander Holdings USA, Inc 3 .244 10/05/26 1,821,458
650,000 Santander Holdings USA, Inc 4 .400 07/13/27 648,917
2,000,000 Santander Holdings USA, Inc 2 .490 01/06/28 1,936,042
1,000,000 Santander Holdings USA, Inc 6 .499 03/09/29 1,042,675
1,000,000 Santander Holdings USA, Inc 6 .565 06/12/29 1,048,349
750,000 Santander Holdings USA, Inc 6 .174 01/09/30 780,587
1,000,000 Santander Holdings USA, Inc 5 .353 09/06/30 1,017,867
1,000,000 (a) Santander Holdings USA, Inc 5 .741 03/20/31 1,026,550
1,000,000 Santander Holdings USA, Inc 6 .342 05/31/35 1,044,265
1,000,000 Santander UK Group Holdings plc 1 .673 06/14/27 971,353
2,000,000 Santander UK Group Holdings plc 2 .469 01/11/28 1,936,327
500,000 Santander UK Group Holdings plc 3 .823 11/03/28 489,983
1,000,000 Santander UK Group Holdings plc 6 .534 01/10/29 1,043,720
1,000,000 Santander UK Group Holdings plc 4 .858 09/11/30 998,686

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 1,000,000 Santander UK Group Holdings plc 5 .694% 04/15/31 $ 1,031,425
750,000 Santander UK Group Holdings plc 2 .896 03/15/32 669,321
1,000,000 SouthState Corp 7 .000 06/13/35 1,025,616
1,000,000 State Street Corp 4 .330 10/22/27 1,005,091
1,000,000 State Street Corp 4 .536 02/28/28 1,011,390
1,000,000 State Street Corp 4 .675 10/22/32 1,000,402
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .520 01/13/28 1,029,575
75,000 Sumitomo Mitsui Financial Group, Inc 3 .544 01/17/28 73,671
2,000,000 Sumitomo Mitsui Financial Group, Inc 5 .800 07/13/28 2,083,515
750,000 Sumitomo Mitsui Financial Group, Inc 3 .944 07/19/28 743,650
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .716 09/14/28 1,039,689
1,500,000 Sumitomo Mitsui Financial Group, Inc 1 .902 09/17/28 1,392,305
500,000 (a) Sumitomo Mitsui Financial Group, Inc 4 .306 10/16/28 501,234
1,500,000 Sumitomo Mitsui Financial Group, Inc 2 .472 01/14/29 1,408,332
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .316 07/09/29 1,030,020
1,500,000 Sumitomo Mitsui Financial Group, Inc 3 .040 07/16/29 1,421,773
1,000,000 Sumitomo Mitsui Financial Group, Inc 2 .724 09/27/29 936,723
2,000,000 Sumitomo Mitsui Financial Group, Inc 5 .710 01/13/30 2,098,184
1,500,000 Sumitomo Mitsui Financial Group, Inc 2 .750 01/15/30 1,393,015
2,500,000 Sumitomo Mitsui Financial Group, Inc 5 .240 04/15/30 2,574,952
1,500,000 Sumitomo Mitsui Financial Group, Inc 2 .130 07/08/30 1,340,260
2,000,000 Sumitomo Mitsui Financial Group, Inc 5 .852 07/13/30 2,113,865
1,000,000 Sumitomo Mitsui Financial Group, Inc 1 .710 01/12/31 857,784
1,000,000 (b) Sumitomo Mitsui Financial Group, Inc 4 .660 07/08/31 1,000,000
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .424 07/09/31 1,037,630
1,500,000 Sumitomo Mitsui Financial Group, Inc 2 .222 09/17/31 1,305,833
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .454 01/15/32 1,035,036
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .766 01/13/33 1,051,908
1,000,000 (b) Sumitomo Mitsui Financial Group, Inc 4 .954 07/08/33 1,000,000
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .776 07/13/33 1,050,769
1,000,000 (a) Sumitomo Mitsui Financial Group, Inc 5 .808 09/14/33 1,061,212
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .558 07/09/34 1,032,577
500,000 Sumitomo Mitsui Financial Group, Inc 5 .632 01/15/35 517,434
2,000,000 (b) Sumitomo Mitsui Financial Group, Inc 5 .246 07/08/36 2,000,000
500,000 Sumitomo Mitsui Financial Group, Inc 2 .930 09/17/41 361,856
500,000 Sumitomo Mitsui Financial Group, Inc 6 .184 07/13/43 533,270
500,000 Sumitomo Mitsui Financial Group, Inc 5 .836 07/09/44 508,380
1,000,000 (b) Sumitomo Mitsui Financial Group, Inc 5 .796 07/08/46 1,000,000
1,000,000 Synovus Bank 5 .625 02/15/28 1,010,836
1,000,000 Synovus Financial Corp 5 .200 08/11/25 999,598
350,000 Synovus Financial Corp 6 .168 11/01/30 359,049
2,000,000 Toronto-Dominion Bank 1 .200 06/03/26 1,943,529
1,500,000 Toronto-Dominion Bank 1 .250 09/10/26 1,447,485
825,000 Toronto-Dominion Bank 5 .264 12/11/26 836,162
1,000,000 Toronto-Dominion Bank 1 .950 01/12/27 966,769
1,000,000 Toronto-Dominion Bank 2 .800 03/10/27 976,447
1,000,000 Toronto-Dominion Bank 4 .108 06/08/27 997,154
1,500,000 Toronto-Dominion Bank 4 .693 09/15/27 1,514,427
1,000,000 Toronto-Dominion Bank 5 .156 01/10/28 1,020,422
1,000,000 Toronto-Dominion Bank 5 .523 07/17/28 1,034,377
1,500,000 Toronto-Dominion Bank 4 .994 04/05/29 1,530,927
1,000,000 Toronto-Dominion Bank 4 .783 12/17/29 1,011,740
1,000,000 Toronto-Dominion Bank 4 .808 06/03/30 1,009,487
1,500,000 Toronto-Dominion Bank 2 .000 09/10/31 1,309,867
1,000,000 Toronto-Dominion Bank 3 .625 09/15/31 988,576
1,000,000 Toronto-Dominion Bank 2 .450 01/12/32 872,435
1,500,000 Toronto-Dominion Bank 5 .298 01/30/32 1,539,462
500,000 Toronto-Dominion Bank 3 .200 03/10/32 454,509
800,000 Toronto-Dominion Bank 4 .456 06/08/32 785,275
1,500,000 Toronto-Dominion Bank 5 .146 09/10/34 1,504,305
375,000 Truist Bank 3 .300 05/15/26 371,350
500,000 Truist Bank 3 .800 10/30/26 495,300

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 750,000 Truist Bank 4 .632% 09/17/29 $ 741,107
475,000 Truist Bank 2 .250 03/11/30 427,634
1,000,000 Truist Financial Corp 1 .125 08/03/27 940,001
750,000 Truist Financial Corp 4 .123 06/06/28 747,215
1,000,000 Truist Financial Corp 4 .873 01/26/29 1,011,552
500,000 Truist Financial Corp 3 .875 03/19/29 488,789
1,000,000 Truist Financial Corp 1 .887 06/07/29 930,578
550,000 Truist Financial Corp 7 .161 10/30/29 594,928
2,000,000 Truist Financial Corp 5 .435 01/24/30 2,059,945
1,000,000 Truist Financial Corp 5 .071 05/20/31 1,015,199
1,500,000 Truist Financial Corp 5 .153 08/05/32 1,529,154
1,000,000 Truist Financial Corp 4 .916 07/28/33 975,854
1,000,000 Truist Financial Corp 6 .123 10/28/33 1,062,792
100,000 Truist Financial Corp 5 .122 01/26/34 100,063
3,000,000 Truist Financial Corp 5 .867 06/08/34 3,134,070
2,000,000 Truist Financial Corp 5 .711 01/24/35 2,073,100
750,000 US Bancorp 3 .100 04/27/26 742,426
700,000 US Bancorp 2 .375 07/22/26 687,313
1,175,000 US Bancorp 3 .150 04/27/27 1,154,230
1,500,000 US Bancorp 6 .787 10/26/27 1,544,133
750,000 US Bancorp 3 .900 04/26/28 745,185
2,000,000 US Bancorp 4 .653 02/01/29 2,012,974
2,000,000 US Bancorp 5 .775 06/12/29 2,076,819
600,000 US Bancorp 3 .000 07/30/29 568,018
2,500,000 (a) US Bancorp 1 .375 07/22/30 2,160,146
1,000,000 US Bancorp 4 .967 07/22/33 987,731
3,000,000 US Bancorp 5 .850 10/21/33 3,156,105
2,000,000 US Bancorp 5 .836 06/12/34 2,100,827
3,500,000 US Bancorp 5 .678 01/23/35 3,633,615
1,000,000 US Bancorp 2 .491 11/03/36 848,782
125,000 Wachovia Corp 5 .500 08/01/35 127,011
200,000 Webster Financial Corp 4 .100 03/25/29 195,107
2,575,000 Wells Fargo & Co 3 .000 10/23/26 2,530,867
1,200,000 Wells Fargo & Co 4 .300 07/22/27 1,200,236
1,300,000 Wells Fargo & Co 3 .526 03/24/28 1,281,962
2,000,000 Wells Fargo & Co 5 .707 04/22/28 2,043,431
2,125,000 Wells Fargo & Co 3 .584 05/22/28 2,092,274
5,000,000 Wells Fargo & Co 2 .393 06/02/28 4,817,072
1,000,000 Wells Fargo & Co 4 .808 07/25/28 1,008,430
6,175,000 Wells Fargo & Co 4 .150 01/24/29 6,151,598
3,000,000 Wells Fargo & Co 5 .574 07/25/29 3,097,673
2,500,000 Wells Fargo & Co 6 .303 10/23/29 2,642,219
3,000,000 Wells Fargo & Co 5 .198 01/23/30 3,072,906
4,950,000 Wells Fargo & Co 2 .879 10/30/30 4,624,939
3,000,000 Wells Fargo & Co 5 .244 01/24/31 3,077,513
3,000,000 Wells Fargo & Co 2 .572 02/11/31 2,748,350
5,000,000 Wells Fargo & Co 4 .478 04/04/31 4,976,405
1,075,000 Wells Fargo & Co 5 .150 04/23/31 1,100,975
6,000,000 Wells Fargo & Co 3 .350 03/02/33 5,479,500
3,500,000 Wells Fargo & Co 4 .897 07/25/33 3,500,680
3,000,000 Wells Fargo & Co 5 .389 04/24/34 3,069,741
5,000,000 Wells Fargo & Co 5 .557 07/25/34 5,160,137
3,000,000 Wells Fargo & Co 6 .491 10/23/34 3,279,093
3,000,000 Wells Fargo & Co 5 .499 01/23/35 3,076,553
3,000,000 Wells Fargo & Co 5 .211 12/03/35 3,011,540
1,200,000 Wells Fargo & Co 5 .605 04/23/36 1,238,663
5,025,000 Wells Fargo & Co 3 .068 04/30/41 3,797,240
1,050,000 Wells Fargo & Co 5 .375 11/02/43 995,667
1,468,000 Wells Fargo & Co 5 .606 01/15/44 1,422,842
475,000 Wells Fargo & Co 4 .650 11/04/44 406,618
1,500,000 Wells Fargo & Co 3 .900 05/01/45 1,191,633
950,000 Wells Fargo & Co 4 .900 11/17/45 835,618

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 3,250,000 Wells Fargo & Co 4 .400% 06/14/46 $ 2,651,464
1,975,000 Wells Fargo & Co 4 .750 12/07/46 1,692,583
3,000,000 Wells Fargo & Co 5 .013 04/04/51 2,731,553
2,000,000 Wells Fargo & Co 4 .611 04/25/53 1,704,427
2,900,000 Wells Fargo Bank NA 5 .450 08/07/26 2,936,969
2,000,000 Wells Fargo Bank NA 5 .254 12/11/26 2,028,840
250,000 Wells Fargo Bank NA 6 .600 01/15/38 276,669
1,500,000 Westpac Banking Corp 4 .043 08/26/27 1,500,203
2,000,000 Westpac Banking Corp 5 .457 11/18/27 2,063,108
725,000 Westpac Banking Corp 3 .400 01/25/28 714,264
1,000,000 Westpac Banking Corp 5 .535 11/17/28 1,046,588
2,000,000 Westpac Banking Corp 1 .953 11/20/28 1,866,104
1,500,000 Westpac Banking Corp 5 .050 04/16/29 1,547,860
1,000,000 Westpac Banking Corp 4 .354 07/01/30 1,002,058
1,500,000 Westpac Banking Corp 2 .150 06/03/31 1,331,841
600,000 Westpac Banking Corp 4 .322 11/23/31 596,047
1,000,000 Westpac Banking Corp 5 .405 08/10/33 1,008,651
2,000,000 Westpac Banking Corp 6 .820 11/17/33 2,199,233
600,000 Westpac Banking Corp 4 .110 07/24/34 579,818
2,350,000 Westpac Banking Corp 2 .668 11/15/35 2,072,896
1,500,000 Westpac Banking Corp 5 .618 11/20/35 1,509,928
500,000 Westpac Banking Corp 3 .020 11/18/36 438,977
900,000 Westpac Banking Corp 4 .421 07/24/39 816,960
225,000 Westpac Banking Corp 2 .963 11/16/40 166,519
400,000 Zions Bancorp NA 3 .250 10/29/29 366,603
TOTAL BANKS 1,111,824,658
CAPITAL GOODS - 1.2%
675,000 3M Co 2 .875 10/15/27 655,637
925,000 3M Co 3 .625 09/14/28 909,193
500,000 3M Co 3 .375 03/01/29 484,498
1,000,000 3M Co 2 .375 08/26/29 926,985
200,000 3M Co 3 .125 09/19/46 136,891
300,000 3M Co 3 .625 10/15/47 221,651
1,150,000 3M Co 4 .000 09/14/48 909,605
875,000 3M Co 3 .250 08/26/49 591,753
820,000 3M Co 3 .700 04/15/50 602,352
1,000,000 Acuity Brands Lighting, Inc 2 .150 12/15/30 874,368
1,000,000 AGCO Corp 5 .800 03/21/34 1,014,913
1,000,000 Air Lease Corp 1 .875 08/15/26 972,164
1,000,000 Air Lease Corp 2 .200 01/15/27 968,051
200,000 Air Lease Corp 3 .625 12/01/27 197,013
1,000,000 Air Lease Corp 5 .850 12/15/27 1,034,259
500,000 Air Lease Corp 5 .300 02/01/28 510,973
300,000 Air Lease Corp 4 .625 10/01/28 301,946
1,500,000 Air Lease Corp 5 .100 03/01/29 1,531,957
500,000 Air Lease Corp 3 .250 10/01/29 475,902
750,000 Air Lease Corp 3 .000 02/01/30 701,895
500,000 Air Lease Corp 3 .125 12/01/30 462,041
1,000,000 Air Lease Corp 5 .200 07/15/31 1,021,703
500,000 Aircastle Ltd 4 .250 06/15/26 497,754
500,000 Allegion plc 3 .500 10/01/29 478,974
200,000 Allegion US Holding Co, Inc 3 .550 10/01/27 196,031
500,000 Allegion US Holding Co, Inc 5 .411 07/01/32 514,694
350,000 Allegion US Holding Co, Inc 5 .600 05/29/34 359,525
300,000 Boeing Co 3 .100 05/01/26 296,013
200,000 Boeing Co 2 .250 06/15/26 195,463
500,000 Boeing Co 2 .700 02/01/27 485,971
250,000 Boeing Co 2 .800 03/01/27 242,692
1,900,000 Boeing Co 5 .040 05/01/27 1,914,154
500,000 Boeing Co 3 .250 03/01/28 482,908
125,000 Boeing Co 3 .450 11/01/28 120,529
600,000 Boeing Co 3 .200 03/01/29 571,137

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.2% (continued)
$ 750,000 Boeing Co 2 .950% 02/01/30 $ 695,293
1,600,000 Boeing Co 5 .150 05/01/30 1,628,959
1,000,000 Boeing Co 3 .625 02/01/31 942,124
300,000 Boeing Co 3 .600 05/01/34 264,395
2,000,000 Boeing Co 6 .528 05/01/34 2,173,057
425,000 Boeing Co 3 .250 02/01/35 357,949
500,000 Boeing Co 3 .550 03/01/38 401,148
600,000 Boeing Co 3 .500 03/01/39 468,340
350,000 Boeing Co 5 .875 02/15/40 348,806
5,500,000 Boeing Co 5 .705 05/01/40 5,433,663
300,000 Boeing Co 3 .375 06/15/46 205,321
250,000 Boeing Co 3 .650 03/01/47 174,554
100,000 Boeing Co 3 .625 03/01/48 69,221
100,000 Boeing Co 3 .850 11/01/48 71,826
5,000,000 Boeing Co 5 .805 05/01/50 4,795,004
125,000 Boeing Co 3 .825 03/01/59 84,304
750,000 Boeing Co 3 .950 08/01/59 512,695
5,500,000 Boeing Co 5 .930 05/01/60 5,228,091
1,000,000 Carlisle Cos, Inc 2 .750 03/01/30 923,464
1,000,000 Carlisle Cos, Inc 2 .200 03/01/32 845,122
1,444,000 Carrier Global Corp 2 .493 02/15/27 1,405,299
1,100,000 Carrier Global Corp 2 .722 02/15/30 1,022,248
150,000 Carrier Global Corp 2 .700 02/15/31 136,457
104,000 Carrier Global Corp 5 .900 03/15/34 110,724
2,000,000 Carrier Global Corp 3 .377 04/05/40 1,587,292
305,000 Carrier Global Corp 3 .577 04/05/50 223,811
112,000 Carrier Global Corp 6 .200 03/15/54 120,008
500,000 Caterpillar Financial Services Corp 2 .400 08/09/26 490,616
1,000,000 Caterpillar Financial Services Corp 3 .600 08/12/27 990,118
1,000,000 Caterpillar Financial Services Corp 4 .400 03/03/28 1,007,416
2,000,000 Caterpillar Financial Services Corp 4 .850 02/27/29 2,046,096
2,000,000 (a) Caterpillar Financial Services Corp 4 .375 08/16/29 2,015,185
1,500,000 Caterpillar Financial Services Corp 4 .700 11/15/29 1,527,679
1,500,000 Caterpillar Financial Services Corp 4 .800 01/08/30 1,536,029
500,000 Caterpillar, Inc 2 .600 09/19/29 469,441
1,000,000 Caterpillar, Inc 1 .900 03/12/31 880,157
750,000 Caterpillar, Inc 5 .200 05/15/35 764,513
225,000 Caterpillar, Inc 5 .200 05/27/41 222,940
2,363,000 Caterpillar, Inc 3 .803 08/15/42 1,952,382
300,000 Caterpillar, Inc 4 .300 05/15/44 260,928
750,000 Caterpillar, Inc 3 .250 09/19/49 524,829
750,000 Caterpillar, Inc 3 .250 04/09/50 523,064
750,000 Caterpillar, Inc 5 .500 05/15/55 747,495
1,000,000 CNH Industrial Capital LLC 1 .450 07/15/26 968,480
1,000,000 CNH Industrial Capital LLC 4 .550 04/10/28 1,004,557
1,000,000 CNH Industrial Capital LLC 5 .100 04/20/29 1,020,679
500,000 CNH Industrial NV 3 .850 11/15/27 494,872
1,000,000 Cummins, Inc 4 .900 02/20/29 1,022,522
1,000,000 Cummins, Inc 1 .500 09/01/30 870,995
500,000 Cummins, Inc 4 .700 02/15/31 504,547
1,000,000 Cummins, Inc 5 .150 02/20/34 1,019,842
500,000 Cummins, Inc 5 .300 05/09/35 507,717
200,000 Cummins, Inc 4 .875 10/01/43 186,926
750,000 Cummins, Inc 2 .600 09/01/50 447,863
500,000 Cummins, Inc 5 .450 02/20/54 484,192
218,000 Deere & Co 5 .375 10/16/29 228,104
500,000 Deere & Co 5 .450 01/16/35 520,852
500,000 Deere & Co 2 .875 09/07/49 327,950
75,000 Deere & Co 5 .700 01/19/55 77,532
100,000 Dover Corp 2 .950 11/04/29 94,204
100,000 Dover Corp 5 .375 03/01/41 97,655
200,000 Eaton Corp 3 .103 09/15/27 196,324

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.2% (continued)
$ 1,000,000 Eaton Corp 4 .350% 05/18/28 $ 1,008,040
150,000 Eaton Corp 4 .000 11/02/32 145,008
1,250,000 Eaton Corp 4 .150 03/15/33 1,212,051
925,000 Eaton Corp 4 .150 11/02/42 796,073
200,000 Eaton Corp 3 .915 09/15/47 158,691
1,250,000 Eaton Corp 4 .700 08/23/52 1,113,187
435,000 Embraer Netherlands Finance BV 5 .980 02/11/35 448,398
1,000,000 Emerson Electric Co 0 .875 10/15/26 960,592
500,000 Emerson Electric Co 1 .800 10/15/27 476,065
500,000 Emerson Electric Co 2 .000 12/21/28 465,925
750,000 Emerson Electric Co 1 .950 10/15/30 669,545
500,000 Emerson Electric Co 2 .200 12/21/31 439,535
625,000 Emerson Electric Co 5 .000 03/15/35 633,863
200,000 Emerson Electric Co 5 .250 11/15/39 201,485
500,000 Emerson Electric Co 2 .750 10/15/50 314,010
500,000 Emerson Electric Co 2 .800 12/21/51 315,244
375,000 Ferguson Enterprises, Inc 5 .000 10/03/34 372,165
500,000 Flowserve Corp 3 .500 10/01/30 466,566
1,000,000 Flowserve Corp 2 .800 01/15/32 869,730
875,000 Fortive Corp 3 .150 06/15/26 863,369
250,000 Fortive Corp 4 .300 06/15/46 204,473
500,000 Fortune Brands Innovations, Inc 4 .000 03/25/32 469,817
1,000,000 Fortune Brands Innovations, Inc 5 .875 06/01/33 1,048,663
500,000 Fortune Brands Innovations, Inc 4 .500 03/25/52 398,340
200,000 GATX Corp 3 .500 03/15/28 195,281
200,000 GATX Corp 4 .550 11/07/28 200,255
425,000 GATX Corp 4 .700 04/01/29 428,323
500,000 GATX Corp 4 .000 06/30/30 486,460
1,000,000 GATX Corp 1 .900 06/01/31 848,443
500,000 GATX Corp 4 .900 03/15/33 494,705
750,000 GATX Corp 5 .450 09/15/33 765,437
700,000 GATX Corp 6 .050 03/15/34 739,761
500,000 GATX Corp 5 .500 06/15/35 506,387
225,000 GATX Corp 5 .200 03/15/44 205,528
750,000 GATX Corp 6 .050 06/05/54 750,626
900,000 General Dynamics Corp 2 .250 06/01/31 804,812
475,000 General Dynamics Corp 4 .950 08/15/35 476,817
1,000,000 General Dynamics Corp 2 .850 06/01/41 732,768
225,000 General Dynamics Corp 3 .600 11/15/42 179,675
1,950,000 General Dynamics Corp 4 .250 04/01/50 1,640,450
750,000 HEICO Corp 5 .250 08/01/28 769,420
750,000 HEICO Corp 5 .350 08/01/33 767,596
350,000 Hexcel Corp 5 .875 02/26/35 355,995
950,000 Honeywell International, Inc 2 .500 11/01/26 928,855
750,000 Honeywell International, Inc 4 .950 02/15/28 766,037
1,000,000 Honeywell International, Inc 4 .875 09/01/29 1,023,620
1,000,000 Honeywell International, Inc 4 .700 02/01/30 1,014,899
950,000 Honeywell International, Inc 1 .950 06/01/30 850,495
1,000,000 Honeywell International, Inc 4 .950 09/01/31 1,026,922
1,000,000 Honeywell International, Inc 4 .750 02/01/32 1,008,847
1,000,000 Honeywell International, Inc 5 .000 02/15/33 1,016,112
2,000,000 Honeywell International, Inc 4 .500 01/15/34 1,959,183
2,500,000 Honeywell International, Inc 5 .000 03/01/35 2,516,096
782,000 Honeywell International, Inc 3 .812 11/21/47 605,328
575,000 Honeywell International, Inc 2 .800 06/01/50 363,882
500,000 Honeywell International, Inc 5 .250 03/01/54 474,339
1,000,000 Honeywell International, Inc 5 .350 03/01/64 947,930
2,500,000 Howmet Aerospace, Inc 4 .850 10/15/31 2,531,800
500,000 Hubbell, Inc 3 .150 08/15/27 487,995
200,000 Hubbell, Inc 3 .500 02/15/28 196,187
1,000,000 Hubbell, Inc 2 .300 03/15/31 883,972
1,000,000 Huntington Ingalls Industries, Inc 5 .353 01/15/30 1,027,824

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.2% (continued)
$ 500,000 Huntington Ingalls Industries, Inc 4 .200% 05/01/30 $ 488,616
1,000,000 (a) Huntington Ingalls Industries, Inc 5 .749 01/15/35 1,031,126
500,000 IDEX Corp 4 .950 09/01/29 508,150
500,000 IDEX Corp 3 .000 05/01/30 464,651
1,000,000 IDEX Corp 2 .625 06/15/31 890,358
1,000,000 Illinois Tool Works, Inc 2 .650 11/15/26 982,421
200,000 Illinois Tool Works, Inc 4 .875 09/15/41 187,044
1,000,000 Illinois Tool Works, Inc 3 .900 09/01/42 828,305
150,000 Ingersoll Rand, Inc 5 .400 08/14/28 154,615
500,000 Ingersoll Rand, Inc 5 .176 06/15/29 513,280
1,250,000 Ingersoll Rand, Inc 5 .314 06/15/31 1,295,936
125,000 Ingersoll Rand, Inc 5 .700 08/14/33 130,900
1,250,000 Ingersoll Rand, Inc 5 .450 06/15/34 1,285,460
200,000 John Deere Capital Corp 2 .800 09/08/27 194,611
1,000,000 John Deere Capital Corp 4 .150 09/15/27 1,002,086
200,000 John Deere Capital Corp 3 .050 01/06/28 195,303
1,000,000 John Deere Capital Corp 4 .750 01/20/28 1,015,814
1,000,000 John Deere Capital Corp 4 .900 03/03/28 1,021,392
2,000,000 John Deere Capital Corp 1 .500 03/06/28 1,873,431
575,000 John Deere Capital Corp 4 .950 07/14/28 589,113
1,500,000 John Deere Capital Corp 3 .350 04/18/29 1,457,318
2,000,000 John Deere Capital Corp 4 .850 06/11/29 2,049,170
500,000 John Deere Capital Corp 2 .800 07/18/29 473,516
1,000,000 John Deere Capital Corp 4 .850 10/11/29 1,027,848
500,000 John Deere Capital Corp 2 .450 01/09/30 463,403
2,000,000 John Deere Capital Corp 4 .550 06/05/30 2,018,536
1,500,000 John Deere Capital Corp 4 .700 06/10/30 1,525,264
1,000,000 John Deere Capital Corp 1 .450 01/15/31 862,937
2,500,000 John Deere Capital Corp 4 .900 03/07/31 2,561,020
2,000,000 John Deere Capital Corp 2 .000 06/17/31 1,752,615
1,000,000 John Deere Capital Corp 4 .400 09/08/31 997,699
450,000 John Deere Capital Corp 3 .900 06/07/32 433,417
1,000,000 John Deere Capital Corp 4 .350 09/15/32 988,631
2,000,000 John Deere Capital Corp 5 .150 09/08/33 2,066,961
1,000,000 John Deere Capital Corp 5 .100 04/11/34 1,022,470
1,000,000 John Deere Capital Corp 5 .050 06/12/34 1,016,977
1,000,000 Johnson Controls International plc 5 .500 04/19/29 1,037,096
1,000,000 Johnson Controls International plc 1 .750 09/15/30 877,739
1,000,000 Johnson Controls International plc 2 .000 09/16/31 857,186
1,000,000 Johnson Controls International plc 4 .900 12/01/32 1,005,179
207,000 Johnson Controls International plc 6 .000 01/15/36 221,196
325,000 Johnson Controls International plc 4 .625 07/02/44 280,377
6,000 Johnson Controls International plc 5 .125 09/14/45 5,363
300,000 Johnson Controls International plc 4 .500 02/15/47 252,389
72,000 Johnson Controls International plc (Step Bond) 4 .950 07/02/64 60,149
200,000 Kennametal, Inc 4 .625 06/15/28 200,449
1,000,000 Kennametal, Inc 2 .800 03/01/31 896,127
1,000,000 L3Harris Technologies, Inc 4 .400 06/15/28 1,002,608
1,000,000 L3Harris Technologies, Inc 5 .050 06/01/29 1,022,967
175,000 L3Harris Technologies, Inc 2 .900 12/15/29 164,286
1,000,000 L3Harris Technologies, Inc 1 .800 01/15/31 864,974
1,000,000 L3Harris Technologies, Inc 5 .250 06/01/31 1,031,459
1,000,000 L3Harris Technologies, Inc 5 .400 07/31/33 1,027,179
1,000,000 L3Harris Technologies, Inc 5 .350 06/01/34 1,022,166
300,000 L3Harris Technologies, Inc 4 .854 04/27/35 293,498
600,000 L3Harris Technologies, Inc 5 .054 04/27/45 559,811
1,000,000 L3Harris Technologies, Inc 5 .600 07/31/53 978,546
500,000 L3Harris Technologies, Inc 5 .500 08/15/54 484,882
1,000,000 Lennar Corp 5 .200 07/30/30 1,018,806
100,000 Lennox International, Inc 1 .700 08/01/27 94,316
1,000,000 Lennox International, Inc 5 .500 09/15/28 1,031,203
1,000,000 Lockheed Martin Corp 4 .450 05/15/28 1,011,444

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.2% (continued)
$ 1,000,000 Lockheed Martin Corp 4 .500% 02/15/29 $ 1,009,555
150,000 Lockheed Martin Corp 1 .850 06/15/30 133,344
1,000,000 Lockheed Martin Corp 4 .700 12/15/31 1,012,640
625,000 Lockheed Martin Corp 3 .900 06/15/32 601,685
550,000 Lockheed Martin Corp 5 .250 01/15/33 570,921
1,000,000 Lockheed Martin Corp 4 .750 02/15/34 994,121
300,000 Lockheed Martin Corp 3 .600 03/01/35 271,588
500,000 Lockheed Martin Corp 4 .500 05/15/36 480,627
1,833,000 Lockheed Martin Corp 4 .070 12/15/42 1,539,714
275,000 Lockheed Martin Corp 3 .800 03/01/45 216,681
200,000 Lockheed Martin Corp 4 .700 05/15/46 178,265
1,150,000 Lockheed Martin Corp 2 .800 06/15/50 720,403
1,894,000 Lockheed Martin Corp 4 .090 09/15/52 1,489,481
1,000,000 Lockheed Martin Corp 4 .150 06/15/53 793,592
750,000 Lockheed Martin Corp 5 .700 11/15/54 756,556
625,000 Lockheed Martin Corp 5 .200 02/15/55 584,847
1,000,000 Lockheed Martin Corp 4 .300 06/15/62 787,086
750,000 Lockheed Martin Corp 5 .900 11/15/63 774,560
325,000 Lockheed Martin Corp 5 .200 02/15/64 300,059
200,000 Masco Corp 1 .500 02/15/28 185,692
500,000 Masco Corp 2 .000 10/01/30 434,016
550,000 Masco Corp 2 .000 02/15/31 473,044
700,000 Masco Corp 4 .500 05/15/47 566,075
1,000,000 Masco Corp 3 .125 02/15/51 621,962
500,000 MasTec, Inc 5 .900 06/15/29 517,198
735,000 Nature Conservancy 3 .957 03/01/52 570,629
1,500,000 NextEra Energy Capital Holdings, Inc 5 .050 03/15/30 1,534,909
1,000,000 NextEra Energy Capital Holdings, Inc 5 .300 03/15/32 1,030,048
1,000,000 NextEra Energy Capital Holdings, Inc 5 .450 03/15/35 1,019,216
1,500,000 NextEra Energy Capital Holdings, Inc 5 .900 03/15/55 1,504,731
1,000,000 Nordson Corp 5 .600 09/15/28 1,031,022
1,000,000 Nordson Corp 4 .500 12/15/29 1,000,512
500,000 Nordson Corp 5 .800 09/15/33 528,105
300,000 Northrop Grumman Corp 3 .200 02/01/27 295,128
3,275,000 Northrop Grumman Corp 3 .250 01/15/28 3,199,523
1,000,000 Northrop Grumman Corp 4 .600 02/01/29 1,012,860
425,000 Northrop Grumman Corp 4 .400 05/01/30 425,590
500,000 Northrop Grumman Corp 4 .650 07/15/30 504,383
1,500,000 Northrop Grumman Corp 4 .700 03/15/33 1,495,398
1,000,000 Northrop Grumman Corp 4 .900 06/01/34 997,076
500,000 Northrop Grumman Corp 5 .250 07/15/35 510,183
100,000 Northrop Grumman Corp 5 .050 11/15/40 96,078
700,000 Northrop Grumman Corp 4 .750 06/01/43 633,105
300,000 Northrop Grumman Corp 3 .850 04/15/45 236,638
1,450,000 Northrop Grumman Corp 4 .030 10/15/47 1,156,145
1,000,000 Northrop Grumman Corp 5 .250 05/01/50 937,131
1,500,000 Northrop Grumman Corp 4 .950 03/15/53 1,348,229
1,000,000 Northrop Grumman Corp 5 .200 06/01/54 931,742
200,000 nVent Finance Sarl 4 .550 04/15/28 199,874
1,000,000 nVent Finance Sarl 2 .750 11/15/31 868,504
500,000 nVent Finance Sarl 5 .650 05/15/33 509,298
100,000 Oshkosh Corp 3 .100 03/01/30 93,606
1,000,000 Otis Worldwide Corp 2 .293 04/05/27 967,533
1,000,000 Otis Worldwide Corp 5 .250 08/16/28 1,029,415
525,000 Otis Worldwide Corp 2 .565 02/15/30 484,291
1,500,000 Otis Worldwide Corp 5 .125 11/19/31 1,544,606
500,000 Otis Worldwide Corp 3 .112 02/15/40 383,997
450,000 Otis Worldwide Corp 3 .362 02/15/50 310,503
300,000 Owens Corning 3 .400 08/15/26 296,662
500,000 Owens Corning 3 .950 08/15/29 490,194
300,000 Owens Corning 3 .875 06/01/30 289,613
625,000 Owens Corning 5 .700 06/15/34 649,127

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.2% (continued)
$ 525,000 Owens Corning 4 .300% 07/15/47 $ 423,089
350,000 Owens Corning 4 .400 01/30/48 285,406
1,000,000 PACCAR Financial Corp 4 .550 03/03/28 1,014,297
1,000,000 PACCAR Financial Corp 4 .600 01/31/29 1,013,675
1,000,000 PACCAR Financial Corp 4 .000 09/26/29 994,669
500,000 PACCAR Financial Corp 4 .550 05/08/30 506,309
500,000 PACCAR Financial Corp 5 .000 03/22/34 508,296
650,000 Parker-Hannifin Corp 3 .250 03/01/27 640,557
1,500,000 Parker-Hannifin Corp 4 .250 09/15/27 1,503,683
1,825,000 Parker-Hannifin Corp 3 .250 06/14/29 1,751,492
1,500,000 Parker-Hannifin Corp 4 .500 09/15/29 1,514,876
200,000 Parker-Hannifin Corp 4 .200 11/21/34 190,475
200,000 Parker-Hannifin Corp 4 .450 11/21/44 172,276
750,000 Parker-Hannifin Corp 4 .100 03/01/47 606,228
225,000 Parker-Hannifin Corp 4 .000 06/14/49 176,907
500,000 Pentair Finance Sarl 5 .900 07/15/32 522,368
400,000 Precision Castparts Corp 4 .200 06/15/35 386,770
100,000 Precision Castparts Corp 3 .900 01/15/43 80,995
1,000,000 Quanta Services, Inc 2 .900 10/01/30 921,860
600,000 Quanta Services, Inc 2 .350 01/15/32 516,566
1,000,000 Quanta Services, Inc 5 .250 08/09/34 1,012,245
1,000,000 Quanta Services, Inc 3 .050 10/01/41 709,103
725,000 Raytheon Technologies Corp 3 .125 05/04/27 710,753
200,000 Raytheon Technologies Corp 7 .200 08/15/27 211,959
2,000,000 Raytheon Technologies Corp 5 .750 01/15/29 2,094,711
4,500,000 Raytheon Technologies Corp 2 .250 07/01/30 4,066,280
1,500,000 Raytheon Technologies Corp 6 .000 03/15/31 1,611,645
1,000,000 Raytheon Technologies Corp 1 .900 09/01/31 855,029
1,000,000 Raytheon Technologies Corp 2 .375 03/15/32 870,114
1,050,000 Raytheon Technologies Corp 5 .150 02/27/33 1,073,286
1,500,000 Raytheon Technologies Corp 6 .100 03/15/34 1,621,666
750,000 Raytheon Technologies Corp 4 .450 11/16/38 691,104
100,000 Raytheon Technologies Corp 4 .700 12/15/41 90,847
2,150,000 Raytheon Technologies Corp 4 .500 06/01/42 1,903,017
125,000 Raytheon Technologies Corp 4 .800 12/15/43 112,839
150,000 Raytheon Technologies Corp 4 .200 12/15/44 120,633
1,650,000 Raytheon Technologies Corp 4 .150 05/15/45 1,351,258
700,000 Raytheon Technologies Corp 4 .350 04/15/47 581,554
2,325,000 Raytheon Technologies Corp 4 .625 11/16/48 1,998,248
2,000,000 Raytheon Technologies Corp 3 .125 07/01/50 1,325,875
1,000,000 Raytheon Technologies Corp 2 .820 09/01/51 617,799
1,000,000 Raytheon Technologies Corp 3 .030 03/15/52 641,464
1,000,000 Raytheon Technologies Corp 5 .375 02/27/53 957,214
1,500,000 Raytheon Technologies Corp 6 .400 03/15/54 1,644,200
1,500,000 Regal Rexnord Corp 6 .050 04/15/28 1,545,725
1,000,000 Regal Rexnord Corp 6 .300 02/15/30 1,047,525
325,000 Regal Rexnord Corp 6 .400 04/15/33 343,136
400,000 Rockwell Automation, Inc 3 .500 03/01/29 390,043
150,000 Rockwell Automation, Inc 1 .750 08/15/31 128,891
400,000 Rockwell Automation, Inc 4 .200 03/01/49 329,142
1,000,000 Rockwell Automation, Inc 2 .800 08/15/61 578,112
1,000,000 Roper Technologies, Inc 4 .500 10/15/29 1,001,986
200,000 Snap-on, Inc 3 .250 03/01/27 197,021
200,000 Snap-on, Inc 4 .100 03/01/48 159,928
500,000 Snap-on, Inc 3 .100 05/01/50 336,538
300,000 Stanley Black & Decker, Inc 4 .250 11/15/28 298,004
1,000,000 Stanley Black & Decker, Inc 2 .300 03/15/30 895,276
1,000,000 Stanley Black & Decker, Inc 3 .000 05/15/32 876,786
100,000 Stanley Black & Decker, Inc 5 .200 09/01/40 93,645
425,000 Stanley Black & Decker, Inc 4 .850 11/15/48 355,868
1,500,000 Stanley Black & Decker, Inc 2 .750 11/15/50 853,752
450,000 Stanley Black & Decker, Inc 6 .707 03/15/60 439,591

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.2% (continued)
$ 100,000 Textron, Inc 3 .375% 03/01/28 $ 97,425
750,000 Textron, Inc 3 .900 09/17/29 733,322
500,000 Textron, Inc 3 .000 06/01/30 463,987
300,000 Textron, Inc 2 .450 03/15/31 265,930
500,000 Textron, Inc 6 .100 11/15/33 532,396
500,000 Textron, Inc 5 .500 05/15/35 507,774
200,000 Timken Co 4 .500 12/15/28 200,410
1,000,000 Timken Co 4 .125 04/01/32 931,642
425,000 Trane Technologies Financing Ltd 5 .250 03/03/33 438,219
900,000 Trane Technologies Financing Ltd 5 .100 06/13/34 913,288
400,000 Trane Technologies Global Holding Co Ltd 3 .750 08/21/28 395,260
200,000 Trane Technologies Global Holding Co Ltd 5 .750 06/15/43 202,370
450,000 Trane Technologies Global Holding Co Ltd 4 .300 02/21/48 368,957
100,000 Trane Technologies Luxembourg Finance S.A. 3 .500 03/21/26 99,336
1,000,000 Trane Technologies Luxembourg Finance S.A. 3 .800 03/21/29 982,820
300,000 Trane Technologies Luxembourg Finance S.A. 4 .500 03/21/49 250,845
1,000,000 Triton Container International Ltd 3 .250 03/15/32 864,108
1,150,000 Tyco Electronics Group S.A. 3 .125 08/15/27 1,125,359
500,000 Tyco Electronics Group S.A. 4 .625 02/01/30 505,469
500,000 Tyco Electronics Group S.A. 4 .500 02/09/31 499,562
900,000 Tyco Electronics Group S.A. 2 .500 02/04/32 793,434
500,000 Tyco Electronics Group S.A. 5 .000 05/09/35 497,944
200,000 Valmont Industries, Inc 5 .000 10/01/44 178,262
200,000 Valmont Industries, Inc 5 .250 10/01/54 179,682
300,000 Westinghouse Air Brake Technologies Corp 3 .450 11/15/26 296,084
875,000 Westinghouse Air Brake Technologies Corp 4 .700 09/15/28 880,018
500,000 Westinghouse Air Brake Technologies Corp 4 .900 05/29/30 507,055
1,000,000 Westinghouse Air Brake Technologies Corp 5 .611 03/11/34 1,035,196
500,000 Westinghouse Air Brake Technologies Corp 5 .500 05/29/35 507,283
1,000,000 WW Grainger, Inc 4 .450 09/15/34 975,450
800,000 WW Grainger, Inc 4 .600 06/15/45 707,897
200,000 WW Grainger, Inc 3 .750 05/15/46 155,956
125,000 WW Grainger, Inc 4 .200 05/15/47 102,779
775,000 Xylem, Inc 3 .250 11/01/26 763,872
225,000 Xylem, Inc 1 .950 01/30/28 212,714
150,000 (a) Xylem, Inc 2 .250 01/30/31 132,954
100,000 Xylem, Inc 4 .375 11/01/46 81,915
TOTAL CAPITAL GOODS 290,818,053
COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
400,000 Automatic Data Processing, Inc 1 .700 05/15/28 376,139
900,000 Automatic Data Processing, Inc 1 .250 09/01/30 779,496
775,000 Automatic Data Processing, Inc 4 .450 09/09/34 760,005
1,000,000 Block Financial LLC 2 .500 07/15/28 941,483
750,000 Block Financial LLC 3 .875 08/15/30 711,951
350,000 Broadridge Financial Solutions, Inc 3 .400 06/27/26 345,790
1,000,000 Broadridge Financial Solutions, Inc 2 .900 12/01/29 936,999
1,000,000 Broadridge Financial Solutions, Inc 2 .600 05/01/31 890,975
675,000 Cintas Corp No 2 3 .700 04/01/27 670,115
500,000 (a) Concentrix Corp 6 .600 08/02/28 524,588
1,500,000 (a) Concentrix Corp 6 .850 08/02/33 1,560,092
2,000,000 Corp Andina de Fomento 4 .125 01/07/28 2,001,120
270,000 Corp Andina de Fomento 4 .125 06/30/28 270,451
1,000,000 Corp Andina de Fomento 5 .000 01/24/29 1,025,890
870,000 Corp Andina de Fomento 5 .000 01/22/30 896,683
1,000,000 Council Of Europe Development Bank 3 .625 05/08/28 996,851
750,000 Council Of Europe Development Bank 4 .125 01/24/29 757,196
1,500,000 Council Of Europe Development Bank 4 .500 01/15/30 1,540,073
1,000,000 Equifax, Inc 5 .100 06/01/28 1,019,093
1,000,000 Equifax, Inc 4 .800 09/15/29 1,008,346
100,000 Equifax, Inc 3 .100 05/15/30 93,547
2,000,000 Equifax, Inc 2 .350 09/15/31 1,744,209
4,925,000 European Investment Bank 3 .875 06/15/28 4,946,495

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.5% (continued)
$ 3,810,000 European Investment Bank 3 .750% 11/15/29 $ 3,802,195
7,310,000 European Investment Bank 4 .500 03/14/30 7,522,029
4,675,000 European Investment Bank 4 .250 08/16/32 4,737,711
5,000,000 (a) European Investment Bank 4 .625 02/12/35 5,143,714
1,195,000 (a) International Bank for Reconstruction & Development 4 .000 08/27/26 1,195,540
6,185,000 International Bank for Reconstruction & Development 3 .875 10/16/29 6,199,538
5,000,000 International Bank for Reconstruction & Development 4 .125 03/20/30 5,061,255
3,720,000 International Bank for Reconstruction & Development 4 .000 01/10/31 3,734,580
4,000,000 International Bank for Reconstruction & Development 4 .500 04/10/31 4,115,593
9,325,000 International Bank for Reconstruction & Development 4 .625 01/15/32 9,643,407
1,775,000 International Bank for Reconstruction & Development 3 .875 08/28/34 1,724,341
1,000,000 J Paul Getty Trust 4 .905 04/01/35 1,006,401
1,500,000 Jacobs Engineering Group, Inc 5 .900 03/01/33 1,560,895
1,500,000 Mastercard, Inc 4 .550 03/15/28 1,520,621
1,500,000 Mastercard, Inc 4 .350 01/15/32 1,493,681
1,500,000 Mastercard, Inc 4 .950 03/15/32 1,543,413
500,000 Mastercard, Inc 4 .550 01/15/35 491,716
1,000,000 Paychex, Inc 5 .100 04/15/30 1,024,180
1,000,000 Paychex, Inc 5 .350 04/15/32 1,026,846
1,500,000 Paychex, Inc 5 .600 04/15/35 1,550,493
625,000 RELX Capital, Inc 4 .000 03/18/29 620,249
2,000,000 RELX Capital, Inc 4 .750 03/27/30 2,026,246
100,000 RELX Capital, Inc 3 .000 05/22/30 94,127
275,000 RELX Capital, Inc 4 .750 05/20/32 276,985
1,000,000 RELX Capital, Inc 5 .250 03/27/35 1,023,264
900,000 Republic Services, Inc 2 .900 07/01/26 888,103
100,000 Republic Services, Inc 3 .375 11/15/27 98,283
1,000,000 Republic Services, Inc 4 .875 04/01/29 1,021,276
750,000 Republic Services, Inc 5 .000 11/15/29 771,190
500,000 Republic Services, Inc 2 .300 03/01/30 457,411
500,000 Republic Services, Inc 4 .750 07/15/30 509,350
1,000,000 Republic Services, Inc 1 .450 02/15/31 852,899
575,000 Republic Services, Inc 1 .750 02/15/32 483,553
1,000,000 (a) Republic Services, Inc 2 .375 03/15/33 854,363
1,000,000 Republic Services, Inc 5 .000 12/15/33 1,019,982
425,000 Republic Services, Inc 5 .000 04/01/34 431,322
750,000 Republic Services, Inc 5 .200 11/15/34 767,631
500,000 Republic Services, Inc 5 .150 03/15/35 509,834
1,000,000 Republic Services, Inc 3 .050 03/01/50 671,270
880,000 Rockefeller Foundation 2 .492 10/01/50 518,514
500,000 Rollins, Inc 5 .250 02/24/35 501,807
1,200,000 TR Finance LLC 3 .350 05/15/26 1,186,191
145,000 TR Finance LLC 5 .850 04/15/40 148,652
200,000 TR Finance LLC 5 .650 11/23/43 194,643
850,000 Verisk Analytics, Inc 4 .125 03/15/29 844,285
750,000 Verisk Analytics, Inc 5 .750 04/01/33 788,687
700,000 Verisk Analytics, Inc 5 .250 03/15/35 703,964
300,000 Verisk Analytics, Inc 5 .500 06/15/45 287,892
200,000 Verisk Analytics, Inc 3 .625 05/15/50 142,834
750,000 Waste Connections, Inc 3 .500 05/01/29 733,228
500,000 Waste Connections, Inc 2 .600 02/01/30 465,231
700,000 Waste Connections, Inc 2 .200 01/15/32 603,935
100,000 Waste Connections, Inc 3 .200 06/01/32 91,301
425,000 Waste Connections, Inc 4 .200 01/15/33 411,210
1,500,000 Waste Connections, Inc 5 .000 03/01/34 1,515,645
500,000 Waste Connections, Inc 5 .250 09/01/35 511,204
500,000 Waste Connections, Inc 3 .050 04/01/50 329,650
575,000 Waste Connections, Inc 2 .950 01/15/52 366,364
1,000,000 Waste Management, Inc 4 .875 02/15/29 1,024,113
1,000,000 Waste Management, Inc 2 .000 06/01/29 922,134
1,000,000 Waste Management, Inc 4 .625 02/15/30 1,013,522
500,000 Waste Management, Inc 4 .650 03/15/30 506,844

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.5% (continued)
$ 1,000,000 Waste Management, Inc 1 .500% 03/15/31 $ 855,006
1,000,000 Waste Management, Inc 4 .950 07/03/31 1,026,506
1,000,000 Waste Management, Inc 4 .800 03/15/32 1,015,048
1,000,000 Waste Management, Inc 4 .150 04/15/32 978,776
1,000,000 Waste Management, Inc 4 .625 02/15/33 1,001,681
1,000,000 Waste Management, Inc 4 .875 02/15/34 1,013,724
950,000 Waste Management, Inc 4 .950 03/15/35 954,029
500,000 Waste Management, Inc 2 .950 06/01/41 370,261
250,000 Waste Management, Inc 2 .500 11/15/50 149,192
1,500,000 Waste Management, Inc 5 .350 10/15/54 1,443,362
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 124,892,509
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.5%
1,500,000 (a),(c) Alibaba Group Holding Ltd 4 .875 05/26/30 1,531,333
1,250,000 (a) Alibaba Group Holding Ltd 2 .125 02/09/31 1,106,327
500,000 Alibaba Group Holding Ltd 4 .500 11/28/34 481,253
1,500,000 (c) Alibaba Group Holding Ltd 5 .250 05/26/35 1,516,746
750,000 Alibaba Group Holding Ltd 4 .000 12/06/37 661,334
1,250,000 (a) Alibaba Group Holding Ltd 2 .700 02/09/41 871,811
1,500,000 Alibaba Group Holding Ltd 4 .200 12/06/47 1,205,343
750,000 Alibaba Group Holding Ltd 3 .150 02/09/51 486,226
1,000,000 (c) Alibaba Group Holding Ltd 5 .625 11/26/54 978,692
750,000 Alibaba Group Holding Ltd 4 .400 12/06/57 599,223
1,250,000 Alibaba Group Holding Ltd 3 .250 02/09/61 773,161
3,000,000 Amazon.com, Inc 4 .550 12/01/27 3,039,926
2,000,000 Amazon.com, Inc 1 .650 05/12/28 1,878,132
2,000,000 Amazon.com, Inc 3 .450 04/13/29 1,962,562
2,000,000 Amazon.com, Inc 4 .650 12/01/29 2,043,935
1,000,000 Amazon.com, Inc 1 .500 06/03/30 884,529
2,000,000 Amazon.com, Inc 2 .100 05/12/31 1,775,737
2,000,000 Amazon.com, Inc 3 .600 04/13/32 1,914,431
2,000,000 Amazon.com, Inc 4 .700 12/01/32 2,038,238
1,800,000 Amazon.com, Inc 4 .800 12/05/34 1,837,227
2,625,000 Amazon.com, Inc 3 .875 08/22/37 2,374,442
2,500,000 Amazon.com, Inc 2 .875 05/12/41 1,865,664
775,000 Amazon.com, Inc 4 .950 12/05/44 751,933
2,875,000 Amazon.com, Inc 4 .050 08/22/47 2,371,759
1,900,000 Amazon.com, Inc 2 .500 06/03/50 1,141,917
2,500,000 Amazon.com, Inc 3 .100 05/12/51 1,685,342
2,000,000 Amazon.com, Inc 3 .950 04/13/52 1,578,258
1,900,000 Amazon.com, Inc 4 .250 08/22/57 1,555,139
2,500,000 Amazon.com, Inc 3 .250 05/12/61 1,626,671
2,000,000 Amazon.com, Inc 4 .100 04/13/62 1,563,959
200,000 AutoNation, Inc 3 .800 11/15/27 196,795
1,500,000 AutoNation, Inc 1 .950 08/01/28 1,390,654
100,000 AutoNation, Inc 4 .750 06/01/30 99,430
425,000 AutoNation, Inc 2 .400 08/01/31 365,700
900,000 AutoNation, Inc 3 .850 03/01/32 829,096
325,000 AutoNation, Inc 5 .890 03/15/35 329,618
1,000,000 AutoZone, Inc 4 .500 02/01/28 1,007,673
200,000 AutoZone, Inc 3 .750 04/18/29 195,191
500,000 AutoZone, Inc 5 .100 07/15/29 512,433
500,000 AutoZone, Inc 4 .000 04/15/30 489,520
500,000 AutoZone, Inc 5 .125 06/15/30 512,625
600,000 AutoZone, Inc 1 .650 01/15/31 513,751
225,000 AutoZone, Inc 4 .750 08/01/32 223,713
500,000 AutoZone, Inc 4 .750 02/01/33 494,623
1,000,000 AutoZone, Inc 5 .200 08/01/33 1,013,295
500,000 AutoZone, Inc 6 .550 11/01/33 552,007
500,000 AutoZone, Inc 5 .400 07/15/34 511,962
500,000 Best Buy Co, Inc 4 .450 10/01/28 501,605
500,000 Best Buy Co, Inc 1 .950 10/01/30 438,307
1,325,000 Cintas Corp No 2 4 .000 05/01/32 1,280,596

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.5% (continued)
$ 1,000,000 Dell International LLC 3 .375% 12/15/41 $ 747,394
1,000,000 (a) Dick's Sporting Goods, Inc 3 .150 01/15/32 896,404
1,000,000 Dick's Sporting Goods, Inc 4 .100 01/15/52 714,566
1,000,000 eBay, Inc 1 .400 05/10/26 974,578
1,200,000 eBay, Inc 3 .600 06/05/27 1,187,331
500,000 (a) eBay, Inc 5 .950 11/22/27 519,349
1,200,000 eBay, Inc 2 .700 03/11/30 1,111,830
1,000,000 eBay, Inc 2 .600 05/10/31 896,538
500,000 eBay, Inc 6 .300 11/22/32 545,781
200,000 eBay, Inc 4 .000 07/15/42 162,077
1,000,000 eBay, Inc 3 .650 05/10/51 722,406
1,000,000 Genuine Parts Co 6 .500 11/01/28 1,062,203
1,500,000 Genuine Parts Co 1 .875 11/01/30 1,293,118
275,000 Genuine Parts Co 2 .750 02/01/32 239,504
1,925,000 Home Depot, Inc 3 .000 04/01/26 1,907,351
1,550,000 Home Depot, Inc 2 .125 09/15/26 1,514,192
1,000,000 Home Depot, Inc 2 .875 04/15/27 980,442
2,000,000 Home Depot, Inc 0 .900 03/15/28 1,844,498
1,000,000 Home Depot, Inc 1 .500 09/15/28 924,186
825,000 Home Depot, Inc 3 .900 12/06/28 822,413
2,500,000 Home Depot, Inc 4 .900 04/15/29 2,564,905
2,333,000 Home Depot, Inc 2 .950 06/15/29 2,232,518
2,500,000 Home Depot, Inc 4 .750 06/25/29 2,551,832
375,000 Home Depot, Inc 2 .700 04/15/30 350,180
2,000,000 Home Depot, Inc 1 .375 03/15/31 1,696,683
575,000 Home Depot, Inc 4 .850 06/25/31 589,751
1,000,000 Home Depot, Inc 1 .875 09/15/31 860,844
1,000,000 Home Depot, Inc 3 .250 04/15/32 924,408
1,000,000 Home Depot, Inc 4 .500 09/15/32 1,004,769
2,675,000 Home Depot, Inc 4 .950 06/25/34 2,707,230
425,000 Home Depot, Inc 5 .875 12/16/36 455,768
150,000 Home Depot, Inc 5 .950 04/01/41 158,073
675,000 Home Depot, Inc 4 .200 04/01/43 575,775
450,000 Home Depot, Inc 4 .875 02/15/44 415,533
650,000 Home Depot, Inc 4 .400 03/15/45 560,463
725,000 Home Depot, Inc 4 .250 04/01/46 607,548
2,100,000 Home Depot, Inc 3 .900 06/15/47 1,654,415
2,000,000 Home Depot, Inc 4 .500 12/06/48 1,715,437
1,000,000 Home Depot, Inc 3 .125 12/15/49 674,838
2,655,000 Home Depot, Inc 3 .350 04/15/50 1,860,813
3,000,000 Home Depot, Inc 2 .375 03/15/51 1,696,470
1,000,000 Home Depot, Inc 2 .750 09/15/51 612,624
500,000 Home Depot, Inc 3 .625 04/15/52 363,938
1,000,000 Home Depot, Inc 4 .950 09/15/52 909,629
400,000 Home Depot, Inc 5 .300 06/25/54 384,016
675,000 Home Depot, Inc 3 .500 09/15/56 469,447
325,000 Home Depot, Inc 5 .400 06/25/64 312,026
500,000 JD.com, Inc 3 .375 01/14/30 478,595
500,000 JD.com, Inc 4 .125 01/14/50 393,337
750,000 LKQ Corp 5 .750 06/15/28 772,707
750,000 LKQ Corp 6 .250 06/15/33 790,276
500,000 Lowe's Cos, Inc 2 .500 04/15/26 492,515
1,000,000 Lowe's Cos, Inc 3 .350 04/01/27 985,104
2,000,000 Lowe's Cos, Inc 1 .300 04/15/28 1,850,357
1,500,000 Lowe's Cos, Inc 1 .700 09/15/28 1,387,437
775,000 Lowe's Cos, Inc 3 .650 04/05/29 756,935
306,000 Lowe's Cos, Inc 4 .500 04/15/30 308,335
1,500,000 Lowe's Cos, Inc 1 .700 10/15/30 1,305,733
1,800,000 Lowe's Cos, Inc 2 .625 04/01/31 1,623,704
1,000,000 Lowe's Cos, Inc 3 .750 04/01/32 943,124
1,000,000 Lowe's Cos, Inc 5 .000 04/15/33 1,010,540
1,650,000 Lowe's Cos, Inc 5 .150 07/01/33 1,683,792

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.5% (continued)
$ 700,000 Lowe's Cos, Inc 2 .800% 09/15/41 $ 489,033
56,000 Lowe's Cos, Inc 4 .250 09/15/44 44,304
1,075,000 Lowe's Cos, Inc 3 .700 04/15/46 799,704
2,000,000 Lowe's Cos, Inc 4 .050 05/03/47 1,558,442
1,425,000 Lowe's Cos, Inc 4 .550 04/05/49 1,172,031
1,320,000 (a) Lowe's Cos, Inc 5 .125 04/15/50 1,174,749
450,000 Lowe's Cos, Inc 3 .000 10/15/50 281,141
1,000,000 Lowe's Cos, Inc 3 .500 04/01/51 684,933
500,000 Lowe's Cos, Inc 4 .250 04/01/52 391,352
1,000,000 Lowe's Cos, Inc 5 .625 04/15/53 961,737
275,000 Lowe's Cos, Inc 5 .750 07/01/53 268,849
500,000 Lowe's Cos, Inc 4 .450 04/01/62 387,998
1,000,000 Lowe's Cos, Inc 5 .800 09/15/62 971,610
600,000 Lowe's Cos, Inc 5 .850 04/01/63 585,749
1,000,000 O'Reilly Automotive, Inc 3 .600 09/01/27 986,574
500,000 O'Reilly Automotive, Inc 3 .900 06/01/29 491,227
200,000 O'Reilly Automotive, Inc 1 .750 03/15/31 172,110
1,000,000 O'Reilly Automotive, Inc 4 .700 06/15/32 992,940
1,000,000 O'Reilly Automotive, Inc 5 .000 08/19/34 989,651
500,000 Ross Stores, Inc 0 .875 04/15/26 485,760
55,000 Ross Stores, Inc 4 .700 04/15/27 55,021
500,000 Ross Stores, Inc 1 .875 04/15/31 428,315
525,000 TJX Cos, Inc 2 .250 09/15/26 514,197
1,750,000 TJX Cos, Inc 1 .150 05/15/28 1,616,597
500,000 TJX Cos, Inc 1 .600 05/15/31 431,708
650,000 Tractor Supply Co 1 .750 11/01/30 563,689
1,000,000 Tractor Supply Co 5 .250 05/15/33 1,020,776
375,000 Walmart, Inc 4 .350 04/28/30 379,294
1,000,000 Walmart, Inc 4 .900 04/28/35 1,012,837
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 138,230,757
CONSUMER DURABLES & APPAREL - 0.1%
1,000,000 (a) Brunswick Corp 5 .850 03/18/29 1,030,039
1,000,000 Brunswick Corp 2 .400 08/18/31 850,366
500,000 (a) Brunswick Corp 4 .400 09/15/32 465,382
1,000,000 DR Horton, Inc 1 .300 10/15/26 961,419
1,000,000 DR Horton, Inc 5 .000 10/15/34 988,644
1,000,000 DR Horton, Inc 5 .500 10/15/35 1,018,255
750,000 Hasbro, Inc 3 .550 11/19/26 739,503
775,000 Hasbro, Inc 3 .500 09/15/27 757,497
1,000,000 Hasbro, Inc 3 .900 11/19/29 964,268
500,000 Hasbro, Inc 6 .050 05/14/34 515,649
100,000 Hasbro, Inc 6 .350 03/15/40 101,999
200,000 Hasbro, Inc 5 .100 05/15/44 173,878
475,000 Leggett & Platt, Inc 3 .500 11/15/27 460,946
350,000 (a) Leggett & Platt, Inc 4 .400 03/15/29 340,205
1,000,000 Leggett & Platt, Inc 3 .500 11/15/51 637,065
1,900,000 Lennar Corp 4 .750 11/29/27 1,912,962
500,000 MDC Holdings, Inc 3 .966 08/06/61 362,329
1,000,000 Meritage Homes Corp 5 .650 03/15/35 1,002,840
500,000 Mohawk Industries, Inc 5 .850 09/18/28 519,021
750,000 Mohawk Industries, Inc 3 .625 05/15/30 718,011
650,000 NIKE, Inc 2 .375 11/01/26 636,195
300,000 NIKE, Inc 3 .625 05/01/43 237,581
825,000 NIKE, Inc 3 .875 11/01/45 655,096
200,000 NIKE, Inc 3 .375 11/01/46 144,341
2,440,000 NIKE, Inc 3 .375 03/27/50 1,729,142
1,000,000 NVR, Inc 3 .000 05/15/30 931,422
750,000 (a) Polaris, Inc 6 .950 03/15/29 788,885
1,000,000 PVH Corp 5 .500 06/13/30 1,007,159
1,000,000 Ralph Lauren Corp 2 .950 06/15/30 934,459
1,000,000 Ralph Lauren Corp 5 .000 06/15/32 1,014,884
161,000 Tapestry, Inc 4 .125 07/15/27 159,866

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DURABLES & APPAREL - 0.1% (continued)
$ 375,000 Tapestry, Inc 5 .100% 03/11/30 $ 379,879
450,000 (a) Tapestry, Inc 3 .050 03/15/32 401,982
150,000 Tapestry, Inc 5 .500 03/11/35 150,581
1,500,000 Toll Brothers Finance Corp 5 .600 06/15/35 1,511,951
TOTAL CONSUMER DURABLES & APPAREL 25,203,701
CONSUMER SERVICES - 0.4%
750,000 American University 3 .672 04/01/49 560,418
300,000 Booking Holdings, Inc 3 .600 06/01/26 298,103
900,000 Booking Holdings, Inc 3 .550 03/15/28 885,705
1,100,000 Booking Holdings, Inc 4 .625 04/13/30 1,112,639
1,000,000 Brown University 2 .924 09/01/50 659,210
1,000,000 Case Western Reserve University 5 .405 06/01/22 924,225
500,000 Choice Hotels International, Inc 3 .700 12/01/29 471,934
425,000 Choice Hotels International, Inc 5 .850 08/01/34 428,315
1,000,000 Claremont McKenna College 3 .775 01/01/22 630,158
330,000 Cornell University 4 .835 06/15/34 329,738
200,000 Darden Restaurants, Inc 3 .850 05/01/27 198,341
1,500,000 Darden Restaurants, Inc 4 .550 10/15/29 1,495,664
500,000 Darden Restaurants, Inc 6 .300 10/10/33 535,813
300,000 Darden Restaurants, Inc 4 .550 02/15/48 244,577
500,000 Emory University 2 .143 09/01/30 449,228
500,000 Emory University 2 .969 09/01/50 325,010
750,000 Expedia Group, Inc 4 .625 08/01/27 753,045
175,000 Expedia Group, Inc 3 .800 02/15/28 172,410
750,000 Expedia Group, Inc 3 .250 02/15/30 707,500
270,000 Expedia Group, Inc 2 .950 03/15/31 246,088
1,000,000 Expedia Group, Inc 5 .400 02/15/35 1,006,893
100,000 Georgetown University 4 .315 04/01/49 82,764
500,000 Georgetown University 2 .943 04/01/50 321,837
200,000 (a) Georgetown University 5 .115 04/01/53 182,457
300,000 Georgetown University 5 .215 10/01/18 263,268
2,000,000 Howard University 5 .209 10/01/52 1,735,041
275,000 Hyatt Hotels Corp 5 .750 01/30/27 280,661
200,000 Hyatt Hotels Corp 4 .375 09/15/28 199,330
500,000 Hyatt Hotels Corp 5 .250 06/30/29 508,644
1,100,000 (a) Hyatt Hotels Corp 5 .750 04/23/30 1,137,864
500,000 Hyatt Hotels Corp 5 .375 12/15/31 506,989
500,000 Hyatt Hotels Corp 5 .750 03/30/32 513,308
500,000 Hyatt Hotels Corp 5 .500 06/30/34 499,692
500,000 Johns Hopkins University 4 .705 07/01/32 502,479
750,000 Johns Hopkins University 2 .813 01/01/60 442,513
1,000,000 Las Vegas Sands Corp 6 .000 08/15/29 1,027,801
500,000 Las Vegas Sands Corp 6 .000 06/14/30 515,837
1,000,000 Las Vegas Sands Corp 6 .200 08/15/34 1,021,473
500,000 Leland Stanford Junior University 1 .289 06/01/27 476,513
1,000,000 Leland Stanford Junior University 4 .679 03/01/35 993,051
300,000 Leland Stanford Junior University 3 .647 05/01/48 228,777
1,000,000 Leland Stanford Junior University 2 .413 06/01/50 590,910
750,000 Marriott International, Inc 5 .550 10/15/28 777,982
300,000 Marriott International, Inc 4 .650 12/01/28 302,325
500,000 Marriott International, Inc 4 .900 04/15/29 508,897
1,000,000 Marriott International, Inc 4 .875 05/15/29 1,014,045
500,000 Marriott International, Inc 4 .800 03/15/30 504,638
400,000 Marriott International, Inc 4 .625 06/15/30 400,947
1,000,000 Marriott International, Inc 2 .850 04/15/31 908,021
1,000,000 Marriott International, Inc 5 .100 04/15/32 1,011,267
1,000,000 Marriott International, Inc 3 .500 10/15/32 909,075
1,000,000 Marriott International, Inc 2 .750 10/15/33 851,267
1,000,000 Marriott International, Inc 5 .300 05/15/34 1,012,106
500,000 Marriott International, Inc 5 .350 03/15/35 504,092
1,000,000 Marriott International, Inc 5 .500 04/15/37 1,000,166
1,500,000 Massachusetts Institute of Technology 2 .989 07/01/50 1,007,375

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES - 0.4% (continued)
$ 1,000,000 Massachusetts Institute of Technology 2 .294% 07/01/51 $ 561,522
405,000 Massachusetts Institute of Technology 5 .618 06/01/55 417,286
750,000 Massachusetts Institute of Technology 5 .600 07/01/11 746,570
200,000 Massachusetts Institute of Technology 4 .678 07/01/14 166,231
300,000 Massachusetts Institute of Technology 3 .885 07/01/16 207,468
775,000 McDonald's Corp 3 .800 04/01/28 768,639
1,000,000 McDonald's Corp 4 .800 08/14/28 1,018,743
1,000,000 McDonald's Corp 5 .000 05/17/29 1,027,239
750,000 McDonald's Corp 2 .625 09/01/29 704,095
500,000 McDonald's Corp 2 .125 03/01/30 453,733
500,000 McDonald's Corp 4 .600 05/15/30 505,381
200,000 McDonald's Corp 4 .600 09/09/32 200,346
1,500,000 McDonald's Corp 4 .950 08/14/33 1,527,969
1,000,000 McDonald's Corp 5 .200 05/17/34 1,026,664
1,500,000 McDonald's Corp 4 .950 03/03/35 1,499,117
2,225,000 McDonald's Corp 4 .700 12/09/35 2,170,103
250,000 McDonald's Corp 6 .300 10/15/37 273,766
100,000 McDonald's Corp 6 .300 03/01/38 109,145
250,000 McDonald's Corp 4 .600 05/26/45 217,085
1,275,000 McDonald's Corp 4 .875 12/09/45 1,149,860
725,000 McDonald's Corp 4 .450 03/01/47 612,751
625,000 McDonald's Corp 4 .450 09/01/48 520,239
825,000 McDonald's Corp 3 .625 09/01/49 598,404
1,350,000 McDonald's Corp 4 .200 04/01/50 1,071,811
500,000 McDonald's Corp 5 .150 09/09/52 457,859
1,000,000 (a) McDonald's Corp 5 .450 08/14/53 960,780
750,000 Northeastern University 2 .894 10/01/50 491,008
1,500,000 Northwestern University 4 .940 12/01/35 1,509,787
200,000 Northwestern University 3 .868 12/01/48 155,742
750,000 Northwestern University 2 .640 12/01/50 465,411
200,000 Northwestern University 3 .662 12/01/57 141,927
750,000 President and Fellows of Harvard College 4 .887 03/15/30 770,465
2,000,000 (a) President and Fellows of Harvard College 4 .609 02/15/35 1,977,027
750,000 President and Fellows of Harvard College 5 .259 03/15/36 777,082
750,000 President and Fellows of Harvard College 3 .619 10/01/37 658,351
200,000 President and Fellows of Harvard College 3 .150 07/15/46 143,705
1,000,000 President and Fellows of Harvard College 2 .517 10/15/50 606,626
1,000,000 President and Fellows of Harvard College 3 .745 11/15/52 766,103
200,000 President and Fellows of Harvard College 3 .300 07/15/56 135,441
3,500,000 Sands China Ltd 5 .900 08/08/28 3,526,099
1,500,000 Sands China Ltd 2 .850 03/08/29 1,379,211
500,000 Starbucks Corp 2 .000 03/12/27 481,068
750,000 Starbucks Corp 3 .550 08/15/29 729,657
500,000 Starbucks Corp 2 .250 03/12/30 453,406
1,500,000 Starbucks Corp 2 .550 11/15/30 1,359,504
750,000 Starbucks Corp 4 .900 02/15/31 765,815
1,250,000 Starbucks Corp 3 .000 02/14/32 1,131,409
1,000,000 Starbucks Corp 4 .800 02/15/33 999,701
1,500,000 Starbucks Corp 5 .000 02/15/34 1,509,706
200,000 Starbucks Corp 4 .300 06/15/45 162,518
200,000 Starbucks Corp 3 .750 12/01/47 147,469
650,000 Starbucks Corp 4 .500 11/15/48 539,263
1,000,000 Starbucks Corp 4 .450 08/15/49 817,779
500,000 Starbucks Corp 3 .350 03/12/50 337,233
500,000 Starbucks Corp 3 .500 11/15/50 348,100
652,000 Thomas Jefferson University 3 .847 11/01/57 450,827
500,000 Trustees of Boston College 3 .129 07/01/52 342,345
2,000,000 Trustees of Columbia University in the City of New York 4 .355 10/01/35 1,917,081
1,000,000 Trustees of Princeton University 4 .647 07/01/30 1,023,438
1,000,000 Trustees of Princeton University 2 .516 07/01/50 611,129
665,000 Trustees of Princeton University 4 .201 03/01/52 553,728
1,000,000 University of Miami 4 .063 04/01/52 782,875

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES - 0.4% (continued)
$ 200,000 University of Notre Dame du Lac 3 .438% 02/15/45 $ 152,405
200,000 University of Notre Dame du Lac 3 .394 02/15/48 147,122
1,000,000 University of Southern California 2 .945 10/01/51 639,038
720,000 University of Southern California 4 .976 10/01/53 663,192
1,000,000 University of Southern California 3 .226 10/01/20 571,178
1,000,000 Washington University 3 .524 04/15/54 714,991
500,000 Washington University 4 .349 04/15/22 380,621
200,000 Wesleyan University 4 .781 07/01/16 155,318
200,000 William Marsh Rice University 3 .574 05/15/45 156,430
200,000 William Marsh Rice University 3 .774 05/15/55 150,626
750,000 Yale University 1 .482 04/15/30 663,273
750,000 Yale University 4 .701 04/15/32 760,608
750,000 Yale University 2 .402 04/15/50 443,202
TOTAL CONSUMER SERVICES 88,717,272
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
20,000 Ahold Finance USA LLC 6 .875 05/01/29 21,601
625,000 Costco Wholesale Corp 3 .000 05/18/27 615,782
475,000 Costco Wholesale Corp 1 .375 06/20/27 452,999
725,000 Costco Wholesale Corp 1 .600 04/20/30 646,917
1,800,000 Costco Wholesale Corp 1 .750 04/20/32 1,539,884
1,033,000 Diageo Capital plc 2 .000 04/29/30 929,229
1,900,000 Diageo Capital plc 2 .125 04/29/32 1,619,517
300,000 Dollar General Corp 3 .875 04/15/27 297,274
1,000,000 Dollar General Corp 4 .625 11/01/27 1,006,131
500,000 Dollar General Corp 4 .125 05/01/28 496,051
1,000,000 Dollar General Corp 5 .200 07/05/28 1,019,739
500,000 Dollar General Corp 3 .500 04/03/30 474,557
500,000 Dollar General Corp 5 .000 11/01/32 501,650
1,000,000 (a) Dollar General Corp 5 .450 07/05/33 1,022,607
500,000 Dollar General Corp 4 .125 04/03/50 375,765
500,000 Dollar General Corp 5 .500 11/01/52 462,509
500,000 Dollar Tree, Inc 4 .200 05/15/28 495,278
1,000,000 Dollar Tree, Inc 2 .650 12/01/31 882,682
1,000,000 Dollar Tree, Inc 3 .375 12/01/51 633,987
69,000 Koninklijke Ahold Delhaize NV 5 .700 10/01/40 70,536
1,275,000 Kroger Co 2 .650 10/15/26 1,249,142
175,000 Kroger Co 3 .700 08/01/27 173,434
1,150,000 Kroger Co 4 .500 01/15/29 1,159,566
250,000 Kroger Co 2 .200 05/01/30 226,166
1,500,000 Kroger Co 1 .700 01/15/31 1,294,935
1,550,000 Kroger Co 5 .000 09/15/34 1,538,914
100,000 Kroger Co 6 .900 04/15/38 112,001
250,000 Kroger Co 5 .000 04/15/42 227,125
300,000 Kroger Co 5 .150 08/01/43 277,535
300,000 Kroger Co 3 .875 10/15/46 228,076
900,000 Kroger Co 4 .450 02/01/47 746,452
700,000 Kroger Co 4 .650 01/15/48 591,639
300,000 Kroger Co 5 .400 01/15/49 280,413
500,000 Kroger Co 3 .950 01/15/50 375,989
1,550,000 Kroger Co 5 .500 09/15/54 1,471,341
1,700,000 Kroger Co 5 .650 09/15/64 1,609,284
500,000 Starbucks Corp 4 .800 05/15/30 506,290
500,000 Starbucks Corp 5 .400 05/15/35 509,465
350,000 SYSCO Corp 3 .300 07/15/26 345,974
500,000 SYSCO Corp 5 .750 01/17/29 521,301
1,000,000 SYSCO Corp 2 .400 02/15/30 914,695
332,000 SYSCO Corp 5 .950 04/01/30 351,478
500,000 SYSCO Corp 5 .100 09/23/30 512,263
400,000 SYSCO Corp 2 .450 12/14/31 350,394
2,275,000 SYSCO Corp 6 .000 01/17/34 2,440,685
400,000 SYSCO Corp 5 .400 03/23/35 406,858
300,000 SYSCO Corp 4 .850 10/01/45 265,380

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3% (continued)
$ 500,000 SYSCO Corp 4 .500% 04/01/46 $ 418,550
250,000 SYSCO Corp 4 .450 03/15/48 207,703
550,000 SYSCO Corp 3 .300 02/15/50 368,140
905,000 SYSCO Corp 6 .600 04/01/50 980,205
675,000 SYSCO Corp 3 .150 12/14/51 431,208
1,700,000 Target Corp 2 .500 04/15/26 1,676,611
1,000,000 Target Corp 1 .950 01/15/27 968,595
600,000 Target Corp 2 .350 02/15/30 553,552
5,000,000 Target Corp 2 .650 09/15/30 4,619,262
500,000 Target Corp 4 .500 09/15/32 497,238
1,000,000 Target Corp 4 .400 01/15/33 983,030
875,000 Target Corp 4 .500 09/15/34 848,050
1,500,000 Target Corp 5 .000 04/15/35 1,497,662
1,000,000 Target Corp 5 .250 02/15/36 1,009,297
1,000,000 Target Corp 2 .950 01/15/52 632,990
1,500,000 Target Corp 4 .800 01/15/53 1,321,730
5,000,000 Walmart, Inc 1 .050 09/17/26 4,832,234
3,000,000 Walmart, Inc 3 .950 09/09/27 3,002,617
3,000,000 Walmart, Inc 3 .900 04/15/28 3,003,354
1,000,000 Walmart, Inc 1 .500 09/22/28 926,913
21,000 Walmart, Inc 2 .375 09/24/29 19,691
2,000,000 Walmart, Inc 4 .000 04/15/30 2,001,681
1,750,000 Walmart, Inc 1 .800 09/22/31 1,524,547
5,000,000 Walmart, Inc 4 .150 09/09/32 4,939,067
900,000 Walmart, Inc 4 .100 04/15/33 879,097
825,000 Walmart, Inc 2 .500 09/22/41 582,619
1,500,000 Walmart, Inc 2 .650 09/22/51 937,318
4,000,000 Walmart, Inc 4 .500 09/09/52 3,496,456
1,850,000 Walmart, Inc 4 .500 04/15/53 1,620,343
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 77,031,250
ENERGY - 1.7%
1,000,000 (c) APA Corp 6 .100 02/15/35 980,730
750,000 (c) APA Corp 5 .350 07/01/49 595,326
1,000,000 (c) APA Corp 6 .750 02/15/55 944,612
500,000 (c) Apollo Debt Solutions BDC 6 .550 03/15/32 510,697
1,000,000 Baker Hughes Holdings LLC 2 .061 12/15/26 968,811
875,000 Baker Hughes Holdings LLC 3 .337 12/15/27 857,290
1,000,000 Baker Hughes Holdings LLC 3 .138 11/07/29 953,437
500,000 Baker Hughes Holdings LLC 4 .486 05/01/30 501,080
800,000 Baker Hughes Holdings LLC 5 .125 09/15/40 769,447
875,000 Baker Hughes Holdings LLC 4 .080 12/15/47 682,965
475,000 Boardwalk Pipelines LP 5 .950 06/01/26 478,957
450,000 Boardwalk Pipelines LP 4 .450 07/15/27 449,877
1,000,000 Boardwalk Pipelines LP 3 .600 09/01/32 905,154
1,000,000 Boardwalk Pipelines LP 5 .625 08/01/34 1,014,328
1,000,000 BP Capital Markets America, Inc 5 .017 11/17/27 1,018,244
750,000 BP Capital Markets America, Inc 3 .937 09/21/28 744,135
1,300,000 BP Capital Markets America, Inc 4 .234 11/06/28 1,300,419
2,000,000 BP Capital Markets America, Inc 4 .699 04/10/29 2,029,751
1,000,000 BP Capital Markets America, Inc 4 .970 10/17/29 1,025,793
1,500,000 BP Capital Markets America, Inc 4 .868 11/25/29 1,531,153
1,000,000 BP Capital Markets America, Inc 3 .633 04/06/30 970,147
1,000,000 BP Capital Markets America, Inc 1 .749 08/10/30 878,676
2,000,000 BP Capital Markets America, Inc 2 .721 01/12/32 1,788,119
2,350,000 BP Capital Markets America, Inc 4 .812 02/13/33 2,346,858
850,000 BP Capital Markets America, Inc 4 .893 09/11/33 852,025
900,000 BP Capital Markets America, Inc 4 .989 04/10/34 905,669
3,000,000 BP Capital Markets America, Inc 5 .227 11/17/34 3,052,355
1,000,000 BP Capital Markets America, Inc 3 .060 06/17/41 738,111
1,000,000 BP Capital Markets America, Inc 3 .000 02/24/50 642,143
950,000 BP Capital Markets America, Inc 2 .772 11/10/50 579,653
1,500,000 BP Capital Markets America, Inc 2 .939 06/04/51 941,335

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.7% (continued)
$ 1,000,000 BP Capital Markets America, Inc 3 .001% 03/17/52 $ 630,424
1,500,000 BP Capital Markets America, Inc 3 .379 02/08/61 966,762
925,000 BP Capital Markets plc 3 .279 09/19/27 907,261
500,000 (c) Canadian Natural Resources Ltd 5 .000 12/15/29 504,506
1,500,000 Canadian Natural Resources Ltd 2 .950 07/15/30 1,375,697
1,500,000 (c) Canadian Natural Resources Ltd 5 .400 12/15/34 1,490,271
1,625,000 Canadian Natural Resources Ltd 6 .250 03/15/38 1,685,178
800,000 Canadian Natural Resources Ltd 4 .950 06/01/47 683,060
1,200,000 Cenovus Energy, Inc 2 .650 01/15/32 1,036,777
1,425,000 Cenovus Energy, Inc 3 .750 02/15/52 967,717
1,700,000 Cheniere Corpus Christi Holdings LLC 3 .700 11/15/29 1,639,991
500,000 Cheniere Corpus Christi Holdings LLC 2 .742 12/31/39 406,943
1,000,000 Cheniere Energy Partners LP 4 .500 10/01/29 989,296
1,000,000 Cheniere Energy Partners LP 4 .000 03/01/31 951,582
1,000,000 Cheniere Energy Partners LP 3 .250 01/31/32 896,436
2,350,000 Cheniere Energy Partners LP 5 .950 06/30/33 2,453,013
675,000 (b),(c) Cheniere Energy Partners LP 5 .550 10/30/35 680,307
2,100,000 Cheniere Energy, Inc 5 .650 04/15/34 2,150,777
1,600,000 Chevron Corp 2 .236 05/11/30 1,461,040
500,000 Chevron Corp 3 .078 05/11/50 336,724
2,000,000 Chevron USA, Inc 1 .018 08/12/27 1,880,251
1,000,000 Chevron USA, Inc 4 .475 02/26/28 1,011,928
1,000,000 Chevron USA, Inc 3 .250 10/15/29 969,933
2,000,000 Chevron USA, Inc 4 .687 04/15/30 2,039,896
1,000,000 Chevron USA, Inc 4 .819 04/15/32 1,019,666
1,250,000 Chevron USA, Inc 4 .980 04/15/35 1,264,230
250,000 Chevron USA, Inc 2 .343 08/12/50 143,034
300,000 Columbia Pipeline Group, Inc 5 .800 06/01/45 288,914
1,000,000 (c) Columbia Pipelines Operating Co LLC 5 .695 10/01/54 925,070
750,000 ConocoPhillips 5 .900 10/15/32 809,429
1,500,000 ConocoPhillips Co 4 .700 01/15/30 1,520,963
1,000,000 ConocoPhillips Co 4 .850 01/15/32 1,010,307
875,000 ConocoPhillips Co 5 .050 09/15/33 890,527
77,000 ConocoPhillips Co 4 .150 11/15/34 71,527
1,500,000 ConocoPhillips Co 5 .000 01/15/35 1,498,903
1,700,000 ConocoPhillips Co 3 .758 03/15/42 1,359,843
300,000 ConocoPhillips Co 4 .300 11/15/44 249,511
850,000 ConocoPhillips Co 3 .800 03/15/52 617,044
400,000 ConocoPhillips Co 5 .300 05/15/53 368,885
575,000 ConocoPhillips Co 5 .550 03/15/54 549,525
1,500,000 ConocoPhillips Co 5 .500 01/15/55 1,423,228
1,612,000 ConocoPhillips Co 4 .025 03/15/62 1,160,700
1,500,000 ConocoPhillips Co 5 .700 09/15/63 1,434,564
1,000,000 ConocoPhillips Co 5 .650 01/15/65 951,277
1,500,000 Continental Resources, Inc 4 .375 01/15/28 1,479,012
300,000 Coterra Energy, Inc 4 .375 03/15/29 297,098
500,000 Coterra Energy, Inc 5 .600 03/15/34 504,245
1,000,000 Coterra Energy, Inc 5 .400 02/15/35 989,873
1,000,000 Coterra Energy, Inc 5 .900 02/15/55 930,848
1,000,000 DCP Midstream Operating LP 5 .625 07/15/27 1,022,221
1,000,000 DCP Midstream Operating LP 5 .125 05/15/29 1,015,832
2,000,000 Devon Energy Corp 4 .500 01/15/30 1,979,461
1,000,000 Devon Energy Corp 5 .200 09/15/34 971,137
885,000 Devon Energy Corp 5 .600 07/15/41 818,651
700,000 Devon Energy Corp 4 .750 05/15/42 585,970
1,100,000 Devon Energy Corp 5 .000 06/15/45 914,908
1,000,000 Devon Energy Corp 5 .750 09/15/54 900,280
425,000 Diamondback Energy, Inc 3 .250 12/01/26 418,708
1,000,000 Diamondback Energy, Inc 3 .500 12/01/29 956,618
1,000,000 Diamondback Energy, Inc 5 .150 01/30/30 1,022,816
650,000 Diamondback Energy, Inc 3 .125 03/24/31 595,364
1,000,000 Diamondback Energy, Inc 6 .250 03/15/33 1,065,014

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.7% (continued)
$ 825,000 Diamondback Energy, Inc 5 .400% 04/18/34 $ 827,441
325,000 Diamondback Energy, Inc 5 .550 04/01/35 328,528
1,000,000 Diamondback Energy, Inc 4 .400 03/24/51 771,618
450,000 Diamondback Energy, Inc 4 .250 03/15/52 338,614
1,000,000 Diamondback Energy, Inc 6 .250 03/15/53 988,744
1,500,000 Diamondback Energy, Inc 5 .750 04/18/54 1,392,335
1,000,000 Diamondback Energy, Inc 5 .900 04/18/64 925,531
986,000 Eastern Energy Gas Holdings LLC 5 .650 10/15/54 942,253
200,000 Eastern Gas Transmission & Storage, Inc 4 .800 11/01/43 173,478
200,000 Eastern Gas Transmission & Storage, Inc 4 .600 12/15/44 167,863
300,000 Enbridge Energy Partners LP 5 .500 09/15/40 289,174
200,000 Enbridge Energy Partners LP 7 .375 10/15/45 228,523
100,000 Enbridge, Inc 4 .250 12/01/26 99,806
100,000 Enbridge, Inc 3 .700 07/15/27 98,755
425,000 Enbridge, Inc 4 .600 06/20/28 428,191
1,500,000 Enbridge, Inc 6 .000 11/15/28 1,574,704
500,000 Enbridge, Inc 5 .300 04/05/29 513,565
500,000 Enbridge, Inc 3 .125 11/15/29 472,334
1,000,000 Enbridge, Inc 4 .900 06/20/30 1,010,014
1,000,000 Enbridge, Inc 6 .200 11/15/30 1,069,702
500,000 Enbridge, Inc 5 .700 03/08/33 518,392
1,500,000 Enbridge, Inc 2 .500 08/01/33 1,246,376
350,000 Enbridge, Inc 5 .625 04/05/34 359,595
1,500,000 Enbridge, Inc 5 .550 06/20/35 1,524,923
300,000 Enbridge, Inc 4 .500 06/10/44 245,885
925,000 Enbridge, Inc 5 .500 12/01/46 881,095
1,000,000 Enbridge, Inc 4 .000 11/15/49 735,061
2,000,000 Enbridge, Inc 3 .400 08/01/51 1,321,739
1,000,000 Enbridge, Inc 6 .700 11/15/53 1,081,505
1,700,000 Enbridge, Inc 5 .950 04/05/54 1,682,477
750,000 Enbridge, Inc 7 .200 06/27/54 770,507
750,000 Enbridge, Inc 7 .375 03/15/55 779,241
1,000,000 Enbridge, Inc 8 .250 01/15/84 1,057,148
1,000,000 Enbridge, Inc 8 .500 01/15/84 1,113,368
400,000 Energy Transfer LP 3 .900 07/15/26 397,382
200,000 Energy Transfer LP 4 .400 03/15/27 199,981
250,000 Energy Transfer LP 4 .200 04/15/27 248,987
350,000 Energy Transfer LP 4 .950 06/15/28 355,198
1,000,000 Energy Transfer LP 6 .100 12/01/28 1,050,470
1,600,000 Energy Transfer LP 5 .250 04/15/29 1,638,582
1,000,000 Energy Transfer LP 5 .250 07/01/29 1,024,490
450,000 Energy Transfer LP 5 .200 04/01/30 460,033
3,125,000 Energy Transfer LP 3 .750 05/15/30 2,998,308
1,000,000 Energy Transfer LP 6 .400 12/01/30 1,077,644
2,100,000 Energy Transfer LP 5 .750 02/15/33 2,179,787
1,550,000 Energy Transfer LP 6 .550 12/01/33 1,681,693
2,400,000 Energy Transfer LP 5 .550 05/15/34 2,429,691
1,000,000 Energy Transfer LP 5 .600 09/01/34 1,015,614
400,000 Energy Transfer LP 4 .900 03/15/35 382,533
2,000,000 Energy Transfer LP 5 .700 04/01/35 2,037,187
500,000 Energy Transfer LP 5 .800 06/15/38 501,678
140,000 Energy Transfer LP 7 .500 07/01/38 160,068
650,000 Energy Transfer LP 6 .500 02/01/42 673,634
100,000 Energy Transfer LP 6 .100 02/15/42 98,458
200,000 Energy Transfer LP 5 .150 02/01/43 175,007
200,000 Energy Transfer LP 5 .950 10/01/43 189,998
300,000 Energy Transfer LP 5 .300 04/01/44 268,715
100,000 Energy Transfer LP 5 .000 05/15/44 86,169
550,000 Energy Transfer LP 5 .150 03/15/45 484,647
200,000 Energy Transfer LP 5 .350 05/15/45 180,123
625,000 Energy Transfer LP 6 .125 12/15/45 613,860
500,000 Energy Transfer LP 5 .300 04/15/47 441,013

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.7% (continued)
$ 1,225,000 Energy Transfer LP 5 .400% 10/01/47 $ 1,090,888
1,025,000 Energy Transfer LP 6 .000 06/15/48 984,267
2,750,000 Energy Transfer LP 6 .250 04/15/49 2,712,530
2,175,000 Energy Transfer LP 5 .000 05/15/50 1,817,583
1,400,000 Energy Transfer LP 5 .950 05/15/54 1,331,816
2,000,000 Energy Transfer LP 6 .200 04/01/55 1,968,991
1,000,000 Enterprise Products Operating LLC 4 .300 06/20/28 1,004,523
1,450,000 Enterprise Products Operating LLC 3 .125 07/31/29 1,386,104
750,000 Enterprise Products Operating LLC 2 .800 01/31/30 702,890
1,000,000 Enterprise Products Operating LLC 4 .600 01/15/31 1,007,607
1,500,000 Enterprise Products Operating LLC 5 .350 01/31/33 1,554,581
1,500,000 Enterprise Products Operating LLC 4 .850 01/31/34 1,493,966
1,000,000 Enterprise Products Operating LLC 4 .950 02/15/35 996,518
725,000 Enterprise Products Operating LLC 5 .200 01/15/36 729,906
480,000 Enterprise Products Operating LLC 6 .125 10/15/39 511,052
175,000 Enterprise Products Operating LLC 5 .950 02/01/41 181,860
525,000 Enterprise Products Operating LLC 4 .850 08/15/42 480,068
325,000 Enterprise Products Operating LLC 4 .450 02/15/43 281,317
1,775,000 Enterprise Products Operating LLC 4 .850 03/15/44 1,599,064
775,000 Enterprise Products Operating LLC 5 .100 02/15/45 720,082
500,000 Enterprise Products Operating LLC 4 .900 05/15/46 449,515
675,000 Enterprise Products Operating LLC 4 .250 02/15/48 546,923
2,475,000 Enterprise Products Operating LLC 4 .800 02/01/49 2,157,693
950,000 Enterprise Products Operating LLC 4 .200 01/31/50 752,913
1,000,000 Enterprise Products Operating LLC 3 .200 02/15/52 652,512
1,425,000 Enterprise Products Operating LLC 3 .300 02/15/53 942,282
200,000 Enterprise Products Operating LLC 4 .950 10/15/54 174,749
2,000,000 Enterprise Products Operating LLC 5 .550 02/16/55 1,929,460
1,625,000 Enterprise Products Operating LLC 3 .950 01/31/60 1,182,312
700,000 Enterprise Products Operating LLC 5 .250 08/16/77 692,592
100,000 Enterprise Products Operating LLC 7 .573 08/16/77 99,380
400,000 Enterprise Products Operating LLC 5 .375 02/15/78 393,440
1,000,000 (b) EOG Resources, Inc 4 .400 07/15/28 1,005,774
500,000 EOG Resources, Inc 4 .375 04/15/30 499,752
1,500,000 (b) EOG Resources, Inc 5 .000 07/15/32 1,518,243
200,000 EOG Resources, Inc 3 .900 04/01/35 182,954
200,000 EOG Resources, Inc 5 .100 01/15/36 199,145
1,500,000 (b) EOG Resources, Inc 5 .350 01/15/36 1,521,187
500,000 EOG Resources, Inc 4 .950 04/15/50 444,735
1,500,000 EOG Resources, Inc 5 .650 12/01/54 1,464,225
1,000,000 (b) EOG Resources, Inc 5 .950 07/15/55 1,018,344
2,000,000 EQT Corp 5 .750 02/01/34 2,067,935
400,000 Equinor ASA 1 .750 01/22/26 394,031
500,000 Equinor ASA 3 .000 04/06/27 492,079
1,000,000 Equinor ASA 4 .250 06/02/28 1,006,008
1,500,000 Equinor ASA 3 .625 09/10/28 1,479,249
300,000 Equinor ASA 3 .125 04/06/30 286,305
1,175,000 Equinor ASA 2 .375 05/22/30 1,078,627
1,000,000 Equinor ASA 4 .500 09/03/30 1,006,743
1,000,000 Equinor ASA 5 .125 06/03/35 1,017,192
300,000 Equinor ASA 3 .625 04/06/40 250,794
200,000 Equinor ASA 5 .100 08/17/40 197,248
400,000 Equinor ASA 4 .250 11/23/41 353,559
300,000 Equinor ASA 3 .950 05/15/43 251,315
1,300,000 Equinor ASA 4 .800 11/08/43 1,201,247
750,000 Equinor ASA 3 .250 11/18/49 524,265
1,300,000 Equinor ASA 3 .700 04/06/50 980,810
2,500,000 Expand Energy Corp 5 .700 01/15/35 2,535,647
1,000,000 Exxon Mobil Corp 2 .275 08/16/26 980,579
1,750,000 Exxon Mobil Corp 3 .294 03/19/27 1,736,288
1,000,000 (a) Exxon Mobil Corp 2 .440 08/16/29 942,134
750,000 Exxon Mobil Corp 3 .482 03/19/30 729,027

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.7% (continued)
$ 750,000 Exxon Mobil Corp 2 .610% 10/15/30 $ 694,088
1,000,000 Exxon Mobil Corp 2 .995 08/16/39 778,761
3,250,000 Exxon Mobil Corp 4 .227 03/19/40 2,906,524
500,000 Exxon Mobil Corp 3 .567 03/06/45 383,401
1,225,000 Exxon Mobil Corp 4 .114 03/01/46 1,005,594
1,400,000 Exxon Mobil Corp 3 .095 08/16/49 934,624
2,100,000 Exxon Mobil Corp 4 .327 03/19/50 1,740,373
2,800,000 Exxon Mobil Corp 3 .452 04/15/51 1,984,881
2,000,000 Halliburton Co 2 .920 03/01/30 1,860,165
500,000 Halliburton Co 4 .850 11/15/35 481,229
125,000 Halliburton Co 6 .700 09/15/38 137,146
125,000 Halliburton Co 7 .450 09/15/39 146,333
750,000 Halliburton Co 4 .750 08/01/43 650,349
2,825,000 Halliburton Co 5 .000 11/15/45 2,499,468
1,000,000 Helmerich & Payne, Inc 2 .900 09/29/31 836,158
500,000 (a),(c) Helmerich & Payne, Inc 5 .500 12/01/34 455,840
2,100,000 Hess Corp 4 .300 04/01/27 2,095,075
200,000 Hess Corp 6 .000 01/15/40 210,488
1,190,000 Hess Corp 5 .600 02/15/41 1,181,618
900,000 Hess Corp 5 .800 04/01/47 895,172
1,000,000 HF Sinclair Corp 5 .750 01/15/31 1,024,075
1,000,000 HF Sinclair Corp 6 .250 01/15/35 1,015,065
300,000 Kinder Morgan Energy Partners LP 6 .950 01/15/38 332,666
535,000 Kinder Morgan Energy Partners LP 6 .500 09/01/39 568,460
400,000 Kinder Morgan Energy Partners LP 4 .700 11/01/42 347,526
500,000 Kinder Morgan Energy Partners LP 5 .000 03/01/43 445,289
400,000 Kinder Morgan Energy Partners LP 5 .500 03/01/44 376,983
200,000 Kinder Morgan Energy Partners LP 5 .400 09/01/44 184,869
2,825,000 Kinder Morgan, Inc 4 .300 03/01/28 2,827,313
1,000,000 Kinder Morgan, Inc 5 .000 02/01/29 1,015,589
1,000,000 Kinder Morgan, Inc 5 .100 08/01/29 1,020,395
1,500,000 Kinder Morgan, Inc 5 .150 06/01/30 1,531,530
450,000 Kinder Morgan, Inc 2 .000 02/15/31 392,701
300,000 Kinder Morgan, Inc 7 .750 01/15/32 346,296
1,250,000 Kinder Morgan, Inc 4 .800 02/01/33 1,229,789
1,000,000 Kinder Morgan, Inc 5 .200 06/01/33 1,004,745
1,000,000 Kinder Morgan, Inc 5 .400 02/01/34 1,012,684
1,800,000 Kinder Morgan, Inc 5 .300 12/01/34 1,795,764
300,000 Kinder Morgan, Inc 5 .850 06/01/35 310,975
1,600,000 Kinder Morgan, Inc 5 .550 06/01/45 1,509,279
2,325,000 Kinder Morgan, Inc 5 .200 03/01/48 2,090,383
500,000 Kinder Morgan, Inc 3 .250 08/01/50 323,314
2,500,000 Kinder Morgan, Inc 3 .600 02/15/51 1,722,011
750,000 Kinder Morgan, Inc 5 .450 08/01/52 690,807
1,000,000 Kinder Morgan, Inc 5 .950 08/01/54 981,379
1,500,000 Magellan Midstream Partners LP 3 .950 03/01/50 1,063,321
200,000 Marathon Petroleum Corp 3 .800 04/01/28 197,180
1,500,000 Marathon Petroleum Corp 5 .150 03/01/30 1,528,444
500,000 Marathon Petroleum Corp 5 .700 03/01/35 507,086
1,300,000 Marathon Petroleum Corp 6 .500 03/01/41 1,357,119
450,000 Marathon Petroleum Corp 4 .750 09/15/44 374,285
250,000 Marathon Petroleum Corp 5 .850 12/15/45 233,641
600,000 Marathon Petroleum Corp 4 .500 04/01/48 465,438
200,000 Marathon Petroleum Corp 5 .000 09/15/54 164,189
100,000 MPLX LP 4 .125 03/01/27 99,458
150,000 MPLX LP 4 .250 12/01/27 149,404
475,000 MPLX LP 4 .000 03/15/28 470,340
2,125,000 MPLX LP 2 .650 08/15/30 1,923,220
500,000 MPLX LP 4 .950 09/01/32 495,376
1,000,000 MPLX LP 5 .000 03/01/33 986,086
1,050,000 MPLX LP 5 .500 06/01/34 1,054,268
1,500,000 MPLX LP 5 .400 04/01/35 1,489,226

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.7% (continued)
$ 975,000 MPLX LP 4 .500% 04/15/38 $ 862,316
375,000 MPLX LP 5 .200 03/01/47 327,127
700,000 MPLX LP 5 .200 12/01/47 609,662
825,000 MPLX LP 4 .700 04/15/48 669,304
850,000 MPLX LP 5 .500 02/15/49 767,481
2,000,000 MPLX LP 4 .950 03/14/52 1,655,762
600,000 MPLX LP 5 .650 03/01/53 550,534
1,000,000 MPLX LP 5 .950 04/01/55 952,474
1,600,000 MPLX LP 4 .900 04/15/58 1,282,729
500,000 National Oilwell Varco, Inc 3 .600 12/01/29 479,602
800,000 National Oilwell Varco, Inc 3 .950 12/01/42 595,437
1,000,000 Northwest Pipeline LLC 4 .000 04/01/27 993,375
1,000,000 Occidental Petroleum Corp 5 .200 08/01/29 1,003,216
1,500,000 Occidental Petroleum Corp 8 .875 07/15/30 1,714,035
2,000,000 Occidental Petroleum Corp 6 .625 09/01/30 2,114,760
1,500,000 Occidental Petroleum Corp 7 .500 05/01/31 1,650,960
1,000,000 Occidental Petroleum Corp 5 .375 01/01/32 991,771
1,000,000 (a) Occidental Petroleum Corp 5 .550 10/01/34 981,223
1,500,000 Occidental Petroleum Corp 6 .450 09/15/36 1,534,684
1,500,000 Occidental Petroleum Corp 6 .600 03/15/46 1,478,164
1,150,000 Occidental Petroleum Corp 6 .050 10/01/54 1,053,641
130,000 ONEOK Partners LP 6 .650 10/01/36 139,666
250,000 ONEOK Partners LP 6 .850 10/15/37 273,594
100,000 ONEOK Partners LP 6 .125 02/01/41 99,628
1,300,000 ONEOK, Inc 4 .000 07/13/27 1,291,637
750,000 ONEOK, Inc 5 .650 11/01/28 776,966
325,000 ONEOK, Inc 4 .350 03/15/29 322,520
500,000 ONEOK, Inc 3 .400 09/01/29 477,148
1,000,000 ONEOK, Inc 4 .400 10/15/29 992,340
500,000 ONEOK, Inc 3 .100 03/15/30 466,903
475,000 ONEOK, Inc 3 .250 06/01/30 444,910
750,000 ONEOK, Inc 5 .800 11/01/30 785,096
175,000 ONEOK, Inc 6 .350 01/15/31 186,967
1,000,000 ONEOK, Inc 4 .750 10/15/31 990,079
825,000 ONEOK, Inc 6 .100 11/15/32 872,469
1,500,000 ONEOK, Inc 6 .050 09/01/33 1,573,885
1,000,000 ONEOK, Inc 5 .050 11/01/34 973,147
225,000 ONEOK, Inc 4 .250 09/15/46 170,828
675,000 ONEOK, Inc 4 .950 07/13/47 566,585
425,000 ONEOK, Inc 4 .200 10/03/47 317,675
1,350,000 ONEOK, Inc 5 .200 07/15/48 1,168,847
525,000 ONEOK, Inc 4 .850 02/01/49 427,264
1,000,000 ONEOK, Inc 4 .450 09/01/49 766,723
500,000 ONEOK, Inc 4 .500 03/15/50 385,924
300,000 ONEOK, Inc 7 .150 01/15/51 323,067
1,500,000 ONEOK, Inc 6 .625 09/01/53 1,558,897
1,500,000 ONEOK, Inc 5 .700 11/01/54 1,384,564
1,500,000 ONEOK, Inc 5 .850 11/01/64 1,390,624
500,000 Ovintiv, Inc 5 .650 05/15/28 514,000
1,000,000 Ovintiv, Inc 6 .250 07/15/33 1,032,441
1,000,000 Ovintiv, Inc 6 .500 08/15/34 1,037,821
1,000,000 Ovintiv, Inc 7 .100 07/15/53 1,036,277
500,000 (a) Patterson-UTI Energy, Inc 7 .150 10/01/33 511,988
738,000 Phillips 66 4 .650 11/15/34 704,449
125,000 Phillips 66 5 .875 05/01/42 123,953
2,375,000 Phillips 66 4 .875 11/15/44 2,061,121
825,000 Phillips 66 3 .300 03/15/52 529,055
100,000 Phillips 66 Co 3 .550 10/01/26 98,962
675,000 Phillips 66 Co 3 .750 03/01/28 663,191
500,000 Phillips 66 Co 3 .150 12/15/29 473,751
1,250,000 Phillips 66 Co 5 .250 06/15/31 1,284,067
1,125,000 Phillips 66 Co 5 .300 06/30/33 1,136,541

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.7% (continued)
$ 1,000,000 (a) Phillips 66 Co 4 .950% 03/15/35 $ 970,228
425,000 Phillips 66 Co 4 .680 02/15/45 355,492
350,000 Phillips 66 Co 4 .900 10/01/46 294,627
500,000 Phillips 66 Co 5 .650 06/15/54 464,261
1,000,000 Phillips 66 Co 5 .500 03/15/55 910,296
350,000 Pioneer Natural Resources Co 5 .100 03/29/26 351,671
1,750,000 Pioneer Natural Resources Co 2 .150 01/15/31 1,554,387
2,075,000 Plains All American Pipeline LP 4 .500 12/15/26 2,078,046
1,500,000 Plains All American Pipeline LP 3 .550 12/15/29 1,433,788
1,000,000 Plains All American Pipeline LP 3 .800 09/15/30 955,723
1,750,000 Plains All American Pipeline LP 5 .700 09/15/34 1,783,952
1,000,000 Plains All American Pipeline LP 5 .950 06/15/35 1,028,038
100,000 Plains All American Pipeline LP 6 .650 01/15/37 107,904
250,000 Plains All American Pipeline LP 5 .150 06/01/42 222,722
300,000 Plains All American Pipeline LP 4 .700 06/15/44 248,769
300,000 Plains All American Pipeline LP 4 .900 02/15/45 255,375
275,000 Sabine Pass Liquefaction LLC 5 .875 06/30/26 276,497
2,675,000 Sabine Pass Liquefaction LLC 5 .000 03/15/27 2,691,058
550,000 Sabine Pass Liquefaction LLC 4 .200 03/15/28 547,087
1,000,000 Sabine Pass Liquefaction LLC 4 .500 05/15/30 998,327
1,000,000 Sabine Pass Liquefaction LLC 5 .900 09/15/37 1,040,140
2,500,000 Shell Finance US, Inc 2 .375 11/07/29 2,324,619
1,000,000 Shell Finance US, Inc 2 .750 04/06/30 937,737
500,000 Shell Finance US, Inc 4 .125 05/11/35 472,516
1,200,000 Shell Finance US, Inc 4 .550 08/12/43 1,058,246
2,025,000 Shell Finance US, Inc 4 .375 05/11/45 1,713,197
650,000 Shell Finance US, Inc 4 .000 05/10/46 516,747
3,180,000 Shell Finance US, Inc 3 .750 09/12/46 2,451,331
1,500,000 Shell Finance US, Inc 3 .250 04/06/50 1,025,835
925,000 Shell International Finance BV 2 .500 09/12/26 908,940
1,225,000 Shell International Finance BV 3 .875 11/13/28 1,220,426
350,000 Shell International Finance BV 6 .375 12/15/38 388,267
100,000 Shell International Finance BV 5 .500 03/25/40 101,725
1,500,000 Shell International Finance BV 2 .875 11/26/41 1,082,418
1,500,000 Shell International Finance BV 3 .125 11/07/49 1,003,406
2,000,000 Shell International Finance BV 3 .000 11/26/51 1,287,477
1,000,000 Solventum Corp 5 .400 03/01/29 1,029,766
1,000,000 Solventum Corp 5 .450 03/13/31 1,038,351
1,500,000 Solventum Corp 5 .600 03/23/34 1,543,719
1,000,000 Solventum Corp 5 .900 04/30/54 999,670
500,000 Solventum Corp 6 .000 05/15/64 495,582
450,000 (c) South Bow USA Infrastructure Holdings LLC 4 .911 09/01/27 452,888
450,000 (c) South Bow USA Infrastructure Holdings LLC 5 .026 10/01/29 451,452
1,100,000 Spectra Energy Partners LP 3 .375 10/15/26 1,084,584
200,000 Spectra Energy Partners LP 5 .950 09/25/43 195,832
600,000 Spectra Energy Partners LP 4 .500 03/15/45 492,905
136,000 Suncor Energy, Inc 6 .800 05/15/38 147,010
1,550,000 Suncor Energy, Inc 4 .000 11/15/47 1,145,843
1,000,000 Suncor Energy, Inc 3 .750 03/04/51 698,188
1,000,000 Takeda US Financing, Inc 5 .200 07/07/35 1,000,106
1,000,000 Takeda US Financing, Inc 5 .900 07/07/55 1,005,059
2,000,000 Targa Resources Corp 4 .900 09/15/30 2,016,884
350,000 Targa Resources Corp 4 .200 02/01/33 327,950
750,000 Targa Resources Corp 6 .125 03/15/33 790,428
1,500,000 Targa Resources Corp 5 .500 02/15/35 1,505,255
1,000,000 Targa Resources Corp 5 .550 08/15/35 1,005,059
2,000,000 Targa Resources Corp 5 .650 02/15/36 2,018,796
575,000 Targa Resources Corp 4 .950 04/15/52 479,678
1,250,000 Targa Resources Corp 6 .250 07/01/52 1,237,850
750,000 Targa Resources Corp 6 .500 02/15/53 769,934
2,000,000 Targa Resources Corp 6 .125 05/15/55 1,956,525
1,000,000 Targa Resources Partners LP 6 .875 01/15/29 1,019,961

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.7% (continued)
$ 400,000 Targa Resources Partners LP 6 .150% 03/01/29 $ 420,661
500,000 Targa Resources Partners LP 6 .500 03/30/34 537,303
350,000 TC PipeLines LP 3 .900 05/25/27 345,932
1,300,000 Total Capital International S.A. 2 .829 01/10/30 1,231,427
900,000 TotalEnergies Capital International S.A. 3 .455 02/19/29 879,518
775,000 TotalEnergies Capital International S.A. 2 .986 06/29/41 571,294
500,000 TotalEnergies Capital International S.A. 3 .461 07/12/49 354,356
1,500,000 TotalEnergies Capital International S.A. 3 .127 05/29/50 989,557
1,000,000 TotalEnergies Capital International S.A. 3 .386 06/29/60 655,424
1,125,000 TotalEnergies Capital S.A. 3 .883 10/11/28 1,119,763
300,000 TotalEnergies Capital S.A. 5 .150 04/05/34 307,168
1,000,000 TotalEnergies Capital S.A. 4 .724 09/10/34 993,544
1,275,000 TotalEnergies Capital S.A. 5 .488 04/05/54 1,226,951
700,000 TotalEnergies Capital S.A. 5 .275 09/10/54 655,220
1,925,000 TotalEnergies Capital S.A. 5 .638 04/05/64 1,866,087
750,000 TotalEnergies Capital S.A. 5 .425 09/10/64 701,660
4,000,000 TransCanada PipeLines Ltd 4 .100 04/15/30 3,917,491
1,925,000 TransCanada PipeLines Ltd 4 .625 03/01/34 1,846,663
100,000 TransCanada PipeLines Ltd 6 .200 10/15/37 104,696
200,000 TransCanada PipeLines Ltd 7 .625 01/15/39 233,363
125,000 TransCanada PipeLines Ltd 6 .100 06/01/40 129,515
1,425,000 TransCanada PipeLines Ltd 5 .100 03/15/49 1,289,728
1,000,000 TransCanada PipeLines Ltd 7 .000 06/01/65 999,104
1,200,000 Transcontinental Gas Pipe Line Co LLC 4 .000 03/15/28 1,188,809
500,000 Transcontinental Gas Pipe Line Co LLC 3 .250 05/15/30 471,588
850,000 Transcontinental Gas Pipe Line Co LLC 4 .600 03/15/48 715,395
500,000 Transcontinental Gas Pipe Line Co LLC 3 .950 05/15/50 377,634
1,225,000 (c) US LIQUIDSCO0 5 .584 10/01/34 1,212,089
725,000 (c) US LIQUIDSCO0 6 .176 10/01/54 688,999
750,000 Valero Energy Corp 2 .150 09/15/27 714,965
342,000 Valero Energy Corp 4 .350 06/01/28 342,168
1,000,000 Valero Energy Corp 5 .150 02/15/30 1,019,780
1,500,000 Valero Energy Corp 2 .800 12/01/31 1,335,291
455,000 Valero Energy Corp 7 .500 04/15/32 520,118
850,000 Valero Energy Corp 6 .625 06/15/37 914,801
300,000 Valero Energy Corp 4 .900 03/15/45 262,649
500,000 Valero Energy Corp 3 .650 12/01/51 336,272
1,000,000 Valero Energy Corp 4 .000 06/01/52 708,308
300,000 Valero Energy Partners LP 4 .500 03/15/28 300,716
1,000,000 Veralto Corp 5 .350 09/18/28 1,030,670
1,000,000 Veralto Corp 5 .450 09/18/33 1,031,349
750,000 Western Midstream Operating LP 6 .350 01/15/29 785,164
2,000,000 Western Midstream Operating LP 4 .300 02/01/30 1,923,449
3,500,000 Western Midstream Operating LP 6 .150 04/01/33 3,642,479
1,500,000 Western Midstream Operating LP 5 .450 11/15/34 1,470,600
800,000 Williams Cos, Inc 5 .300 08/15/28 821,742
1,000,000 Williams Cos, Inc 4 .900 03/15/29 1,013,801
500,000 Williams Cos, Inc 4 .800 11/15/29 505,694
1,000,000 Williams Cos, Inc 4 .625 06/30/30 1,000,692
1,500,000 Williams Cos, Inc 2 .600 03/15/31 1,343,880
1,000,000 Williams Cos, Inc 4 .650 08/15/32 980,862
625,000 Williams Cos, Inc 5 .650 03/15/33 649,495
1,000,000 Williams Cos, Inc 5 .150 03/15/34 997,702
1,000,000 Williams Cos, Inc 5 .300 09/30/35 1,001,050
300,000 Williams Cos, Inc 6 .300 04/15/40 318,445
300,000 Williams Cos, Inc 5 .800 11/15/43 297,509
300,000 Williams Cos, Inc 5 .400 03/04/44 281,847
1,000,000 Williams Cos, Inc 4 .900 01/15/45 878,289
225,000 Williams Cos, Inc 5 .100 09/15/45 203,792
1,700,000 Williams Cos, Inc 4 .850 03/01/48 1,472,433
1,500,000 Williams Cos, Inc 3 .500 10/15/51 1,028,131
500,000 Williams Cos, Inc 5 .300 08/15/52 456,198

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.7% (continued)
$ 1,000,000 Williams Cos, Inc 5 .800% 11/15/54 $ 976,102
1,000,000 Williams Cos, Inc 6 .000 03/15/55 998,577
1,000,000 Woodside Finance Ltd 5 .400 05/19/30 1,014,235
1,000,000 Woodside Finance Ltd 5 .700 05/19/32 1,018,126
1,000,000 Woodside Finance Ltd 5 .100 09/12/34 968,263
1,000,000 Woodside Finance Ltd 6 .000 05/19/35 1,020,739
575,000 Woodside Finance Ltd 5 .700 09/12/54 519,225
TOTAL ENERGY 436,248,709
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9%
50,000 Agree LP 2 .000 06/15/28 46,867
150,000 Agree LP 2 .900 10/01/30 138,439
200,000 Agree LP 4 .800 10/01/32 197,816
500,000 Agree LP 2 .600 06/15/33 415,454
500,000 Agree LP 5 .625 06/15/34 512,530
1,000,000 Agree LP 5 .600 06/15/35 1,017,912
500,000 Alexandria Real Estate Equities, Inc 3 .800 04/15/26 496,401
200,000 Alexandria Real Estate Equities, Inc 4 .500 07/30/29 199,596
425,000 Alexandria Real Estate Equities, Inc 2 .750 12/15/29 392,457
100,000 Alexandria Real Estate Equities, Inc 4 .700 07/01/30 99,941
275,000 Alexandria Real Estate Equities, Inc 3 .375 08/15/31 254,258
1,000,000 Alexandria Real Estate Equities, Inc 2 .000 05/18/32 830,249
450,000 Alexandria Real Estate Equities, Inc 1 .875 02/01/33 359,785
800,000 Alexandria Real Estate Equities, Inc 2 .950 03/15/34 674,403
600,000 Alexandria Real Estate Equities, Inc 4 .750 04/15/35 573,998
1,000,000 Alexandria Real Estate Equities, Inc 5 .500 10/01/35 1,011,161
1,000,000 Alexandria Real Estate Equities, Inc 5 .250 05/15/36 981,249
500,000 Alexandria Real Estate Equities, Inc 4 .850 04/15/49 418,735
700,000 Alexandria Real Estate Equities, Inc 4 .000 02/01/50 515,190
1,000,000 Alexandria Real Estate Equities, Inc 3 .000 05/18/51 606,057
500,000 Alexandria Real Estate Equities, Inc 3 .550 03/15/52 336,276
200,000 Alexandria Real Estate Equities, Inc 5 .150 04/15/53 175,076
500,000 Alexandria Real Estate Equities, Inc 5 .625 05/15/54 466,071
500,000 American Assets Trust LP 3 .375 02/01/31 447,742
500,000 American Assets Trust LP 6 .150 10/01/34 499,667
500,000 American Homes 4 Rent LP 4 .900 02/15/29 505,633
1,000,000 American Homes 4 Rent LP 4 .950 06/15/30 1,010,205
250,000 American Homes 4 Rent LP 2 .375 07/15/31 217,692
750,000 American Homes 4 Rent LP 3 .625 04/15/32 692,024
1,000,000 American Homes 4 Rent LP 5 .500 02/01/34 1,016,717
600,000 American Homes 4 Rent LP 5 .250 03/15/35 595,557
250,000 American Homes 4 Rent LP 3 .375 07/15/51 164,724
500,000 American Homes 4 Rent LP 4 .300 04/15/52 389,029
425,000 American Tower Corp 3 .375 10/15/26 419,568
750,000 American Tower Corp 2 .750 01/15/27 732,152
500,000 American Tower Corp 3 .125 01/15/27 490,202
150,000 American Tower Corp 3 .550 07/15/27 147,835
1,000,000 American Tower Corp 5 .500 03/15/28 1,027,793
1,250,000 American Tower Corp 5 .800 11/15/28 1,304,094
1,000,000 American Tower Corp 5 .200 02/15/29 1,023,222
350,000 American Tower Corp 3 .950 03/15/29 342,630
750,000 American Tower Corp 2 .900 01/15/30 698,866
1,000,000 American Tower Corp 5 .000 01/31/30 1,019,380
1,500,000 American Tower Corp 4 .900 03/15/30 1,521,264
750,000 American Tower Corp 2 .100 06/15/30 666,069
725,000 American Tower Corp 1 .875 10/15/30 630,195
1,000,000 American Tower Corp 2 .700 04/15/31 896,750
1,000,000 American Tower Corp 2 .300 09/15/31 867,553
500,000 American Tower Corp 4 .050 03/15/32 478,168
1,000,000 American Tower Corp 5 .650 03/15/33 1,042,215
1,250,000 American Tower Corp 5 .900 11/15/33 1,318,755
1,000,000 American Tower Corp 5 .450 02/15/34 1,029,619
475,000 American Tower Corp 5 .400 01/31/35 484,900

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9% (continued)
$ 500,000 American Tower Corp 5 .350% 03/15/35 $ 508,626
600,000 American Tower Corp 3 .700 10/15/49 438,474
425,000 American Tower Corp 3 .100 06/15/50 278,701
500,000 American Tower Corp 2 .950 01/15/51 316,581
750,000 Americold Realty Operating Partnership LP 5 .600 05/15/32 753,672
500,000 (a) Americold Realty Operating Partnership LP 5 .409 09/12/34 489,387
200,000 AvalonBay Communities, Inc 2 .950 05/11/26 197,623
100,000 AvalonBay Communities, Inc 2 .900 10/15/26 98,286
200,000 AvalonBay Communities, Inc 3 .200 01/15/28 195,336
500,000 AvalonBay Communities, Inc 1 .900 12/01/28 463,685
750,000 AvalonBay Communities, Inc 3 .300 06/01/29 724,091
750,000 AvalonBay Communities, Inc 2 .300 03/01/30 684,814
800,000 AvalonBay Communities, Inc 2 .050 01/15/32 690,477
450,000 AvalonBay Communities, Inc 5 .000 02/15/33 456,829
500,000 AvalonBay Communities, Inc 5 .300 12/07/33 514,495
500,000 AvalonBay Communities, Inc 5 .350 06/01/34 514,208
1,000,000 (b) AvalonBay Communities, Inc 5 .000 08/01/35 994,498
400,000 AvalonBay Communities, Inc 4 .150 07/01/47 322,817
200,000 AvalonBay Communities, Inc 4 .350 04/15/48 165,983
700,000 Boston Properties LP 2 .750 10/01/26 684,519
500,000 Boston Properties LP 6 .750 12/01/27 525,046
550,000 Boston Properties LP 4 .500 12/01/28 545,659
50,000 Boston Properties LP 3 .400 06/21/29 47,404
750,000 Boston Properties LP 2 .900 03/15/30 689,074
1,000,000 Boston Properties LP 3 .250 01/30/31 916,365
1,000,000 Boston Properties LP 2 .550 04/01/32 843,616
1,000,000 Boston Properties LP 2 .450 10/01/33 799,187
500,000 (a) Boston Properties LP 6 .500 01/15/34 535,293
750,000 Boston Properties LP 5 .750 01/15/35 754,812
225,000 Brixmor Operating Partnership LP 4 .125 06/15/26 224,143
300,000 Brixmor Operating Partnership LP 3 .900 03/15/27 297,404
100,000 Brixmor Operating Partnership LP 2 .250 04/01/28 94,593
600,000 Brixmor Operating Partnership LP 4 .125 05/15/29 589,980
100,000 Brixmor Operating Partnership LP 2 .500 08/16/31 87,151
1,000,000 Brixmor Operating Partnership LP 5 .200 04/01/32 1,007,964
500,000 Brixmor Operating Partnership LP 5 .500 02/15/34 505,571
1,000,000 Brixmor Operating Partnership LP 5 .750 02/15/35 1,027,519
500,000 Broadstone Net Lease LLC 2 .600 09/15/31 424,503
750,000 Camden Property Trust 5 .850 11/03/26 764,897
100,000 Camden Property Trust 4 .100 10/15/28 99,406
325,000 Camden Property Trust 3 .150 07/01/29 310,416
100,000 Camden Property Trust 2 .800 05/15/30 92,978
750,000 Camden Property Trust 4 .900 01/15/34 750,026
500,000 Camden Property Trust 3 .350 11/01/49 351,965
1,000,000 Corporate Office Properties LP 2 .000 01/15/29 911,070
175,000 Corporate Office Properties LP 2 .750 04/15/31 154,786
500,000 Cousins Properties LP 5 .250 07/15/30 509,448
500,000 Cousins Properties LP 5 .375 02/15/32 505,204
500,000 Cousins Properties LP 5 .875 10/01/34 514,341
250,000 Crown Castle, Inc 3 .700 06/15/26 247,835
100,000 Crown Castle, Inc 4 .000 03/01/27 99,407
525,000 Crown Castle, Inc 3 .650 09/01/27 515,960
750,000 Crown Castle, Inc 5 .000 01/11/28 757,389
775,000 Crown Castle, Inc 3 .800 02/15/28 761,029
1,000,000 Crown Castle, Inc 4 .800 09/01/28 1,006,003
300,000 Crown Castle, Inc 4 .300 02/15/29 296,090
1,000,000 Crown Castle, Inc 5 .600 06/01/29 1,032,136
1,000,000 Crown Castle, Inc 4 .900 09/01/29 1,008,998
500,000 Crown Castle, Inc 3 .100 11/15/29 469,027
275,000 Crown Castle, Inc 3 .300 07/01/30 257,418
1,050,000 Crown Castle, Inc 2 .250 01/15/31 913,464
1,500,000 Crown Castle, Inc 2 .100 04/01/31 1,286,948

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9% (continued)
$ 1,000,000 Crown Castle, Inc 2 .500% 07/15/31 $ 872,576
1,000,000 Crown Castle, Inc 5 .100 05/01/33 995,888
1,000,000 Crown Castle, Inc 5 .800 03/01/34 1,035,382
500,000 Crown Castle, Inc 5 .200 09/01/34 495,296
500,000 Crown Castle, Inc 2 .900 04/01/41 357,588
200,000 Crown Castle, Inc 4 .750 05/15/47 170,544
300,000 Crown Castle, Inc 5 .200 02/15/49 267,950
500,000 Crown Castle, Inc 4 .000 11/15/49 368,335
200,000 Crown Castle, Inc 4 .150 07/01/50 152,851
875,000 Crown Castle, Inc 3 .250 01/15/51 570,593
200,000 CubeSmart LP 3 .125 09/01/26 196,716
600,000 CubeSmart LP 2 .250 12/15/28 558,986
100,000 CubeSmart LP 4 .375 02/15/29 99,335
250,000 CubeSmart LP 3 .000 02/15/30 232,985
450,000 CubeSmart LP 2 .000 02/15/31 389,813
700,000 CubeSmart LP 2 .500 02/15/32 601,654
475,000 Digital Realty Trust LP 3 .700 08/15/27 469,009
1,300,000 Digital Realty Trust LP 5 .550 01/15/28 1,333,365
300,000 Digital Realty Trust LP 4 .450 07/15/28 300,110
1,000,000 Digital Realty Trust LP 3 .600 07/01/29 969,301
1,000,000 EPR Properties 3 .600 11/15/31 908,355
1,000,000 Equinix Europe 2 Financing Corp LLC 5 .500 06/15/34 1,024,115
2,000,000 Equinix, Inc 1 .450 05/15/26 1,945,220
650,000 Equinix, Inc 2 .900 11/18/26 636,946
800,000 Equinix, Inc 1 .550 03/15/28 745,678
2,000,000 Equinix, Inc 2 .000 05/15/28 1,871,329
1,000,000 Equinix, Inc 3 .200 11/18/29 948,963
175,000 Equinix, Inc 2 .150 07/15/30 155,742
1,000,000 Equinix, Inc 2 .500 05/15/31 885,981
1,500,000 Equinix, Inc 3 .400 02/15/52 1,003,452
200,000 ERP Operating LP 2 .850 11/01/26 196,377
1,150,000 ERP Operating LP 3 .250 08/01/27 1,128,355
500,000 ERP Operating LP 3 .500 03/01/28 491,759
200,000 ERP Operating LP 4 .150 12/01/28 199,902
750,000 ERP Operating LP 3 .000 07/01/29 713,595
300,000 ERP Operating LP 2 .500 02/15/30 276,593
500,000 ERP Operating LP 1 .850 08/01/31 431,548
1,000,000 ERP Operating LP 4 .650 09/15/34 970,388
425,000 ERP Operating LP 4 .500 07/01/44 368,842
100,000 ERP Operating LP 4 .000 08/01/47 78,010
650,000 Essential Properties LP 2 .950 07/15/31 578,051
100,000 Essex Portfolio LP 3 .375 04/15/26 99,005
200,000 Essex Portfolio LP 3 .625 05/01/27 197,629
900,000 Essex Portfolio LP 4 .000 03/01/29 885,681
325,000 Essex Portfolio LP 3 .000 01/15/30 303,906
750,000 Essex Portfolio LP 1 .650 01/15/31 636,600
1,000,000 Essex Portfolio LP 2 .550 06/15/31 887,085
600,000 Essex Portfolio LP 5 .500 04/01/34 612,877
275,000 Essex Portfolio LP 5 .375 04/01/35 279,070
300,000 Essex Portfolio LP 4 .500 03/15/48 252,457
525,000 Extra Space Storage LP 3 .500 07/01/26 519,706
200,000 Extra Space Storage LP 3 .875 12/15/27 197,747
500,000 Extra Space Storage LP 3 .900 04/01/29 489,605
500,000 Extra Space Storage LP 4 .000 06/15/29 490,340
1,000,000 Extra Space Storage LP 5 .500 07/01/30 1,037,262
100,000 Extra Space Storage LP 2 .200 10/15/30 88,453
500,000 Extra Space Storage LP 5 .900 01/15/31 528,231
700,000 Extra Space Storage LP 2 .550 06/01/31 618,875
450,000 Extra Space Storage LP 2 .400 10/15/31 390,986
500,000 Extra Space Storage LP 2 .350 03/15/32 424,227
750,000 Extra Space Storage LP 5 .400 02/01/34 761,737
500,000 Extra Space Storage LP 5 .400 06/15/35 502,701

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9% (continued)
$ 50,000 Federal Realty OP LP 3 .250% 07/15/27 $ 48,748
1,000,000 Federal Realty OP LP 5 .375 05/01/28 1,024,899
1,300,000 Federal Realty OP LP 3 .200 06/15/29 1,236,132
300,000 Federal Realty OP LP 3 .500 06/01/30 285,377
200,000 Federal Realty OP LP 4 .500 12/01/44 168,732
500,000 First Industrial LP 5 .250 01/15/31 505,895
150,000 GLP Capital LP 5 .375 04/15/26 150,033
750,000 GLP Capital LP 5 .750 06/01/28 768,522
200,000 GLP Capital LP 5 .300 01/15/29 202,218
500,000 GLP Capital LP 4 .000 01/15/30 480,496
500,000 GLP Capital LP 4 .000 01/15/31 471,276
750,000 GLP Capital LP 3 .250 01/15/32 660,086
1,000,000 GLP Capital LP 6 .750 12/01/33 1,068,166
800,000 Healthcare Realty Holdings LP 3 .500 08/01/26 789,975
100,000 Healthcare Realty Holdings LP 3 .625 01/15/28 97,563
500,000 Healthcare Realty Holdings LP 3 .100 02/15/30 463,726
100,000 Healthcare Realty Holdings LP 2 .400 03/15/30 89,136
975,000 Healthcare Realty Holdings LP 2 .000 03/15/31 834,786
175,000 Healthcare Realty Holdings LP 2 .050 03/15/31 146,290
100,000 Healthpeak OP LLC 3 .250 07/15/26 98,800
1,500,000 Healthpeak OP LLC 1 .350 02/01/27 1,429,857
325,000 Healthpeak OP LLC 2 .125 12/01/28 301,779
600,000 Healthpeak OP LLC 3 .500 07/15/29 579,232
1,000,000 Healthpeak OP LLC 3 .000 01/15/30 937,595
175,000 Healthpeak OP LLC 2 .875 01/15/31 159,581
500,000 Healthpeak OP LLC 5 .550 02/15/35 504,564
30,000 Healthpeak OP LLC 6 .750 02/01/41 32,927
750,000 Healthpeak Properties Interim, Inc 5 .250 12/15/32 763,242
100,000 Highwoods Realty LP 3 .875 03/01/27 98,160
150,000 Highwoods Realty LP 4 .125 03/15/28 146,818
250,000 Highwoods Realty LP 4 .200 04/15/29 243,122
500,000 Highwoods Realty LP 3 .050 02/15/30 456,572
775,000 Highwoods Realty LP 2 .600 02/01/31 669,551
250,000 Highwoods Realty LP 7 .650 02/01/34 282,644
500,000 Host Hotels & Resorts LP 3 .375 12/15/29 471,871
850,000 Host Hotels & Resorts LP 3 .500 09/15/30 789,246
200,000 Host Hotels & Resorts LP 2 .900 12/15/31 175,251
500,000 Host Hotels & Resorts LP 5 .700 06/15/32 507,109
100,000 Host Hotels & Resorts LP 5 .700 07/01/34 100,633
1,000,000 Host Hotels & Resorts LP 5 .500 04/15/35 989,787
300,000 Invitation Homes Operating Partnership LP 2 .300 11/15/28 280,882
500,000 Invitation Homes Operating Partnership LP 5 .450 08/15/30 517,420
500,000 Invitation Homes Operating Partnership LP 2 .000 08/15/31 425,725
575,000 Invitation Homes Operating Partnership LP 4 .150 04/15/32 544,296
500,000 Invitation Homes Operating Partnership LP 5 .500 08/15/33 507,757
750,000 Invitation Homes Operating Partnership LP 2 .700 01/15/34 619,860
500,000 Invitation Homes Operating Partnership LP 4 .875 02/01/35 484,375
250,000 (a) Kilroy Realty LP 4 .750 12/15/28 247,988
200,000 Kilroy Realty LP 4 .250 08/15/29 193,174
750,000 Kilroy Realty LP 3 .050 02/15/30 678,662
500,000 Kilroy Realty LP 2 .500 11/15/32 401,882
500,000 Kilroy Realty LP 2 .650 11/15/33 392,790
400,000 Kilroy Realty LP 6 .250 01/15/36 398,789
200,000 Kimco Realty OP LLC 3 .800 04/01/27 198,255
750,000 Kimco Realty OP LLC 2 .700 10/01/30 687,946
1,000,000 Kimco Realty OP LLC 2 .250 12/01/31 866,006
500,000 Kimco Realty OP LLC 4 .600 02/01/33 492,879
500,000 Kimco Realty OP LLC 4 .850 03/01/35 489,482
1,000,000 Kimco Realty OP LLC 5 .300 02/01/36 1,006,963
200,000 Kimco Realty OP LLC 4 .250 04/01/45 164,227
175,000 Kimco Realty OP LLC 4 .125 12/01/46 138,169
100,000 Kimco Realty OP LLC 4 .450 09/01/47 83,210

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9% (continued)
$ 500,000 Kimco Realty OP LLC 3 .700% 10/01/49 $ 363,400
1,000,000 Kimco Realty OP, LLC 6 .400 03/01/34 1,088,263
500,000 Kite Realty Group LP 4 .950 12/15/31 501,746
1,000,000 Kite Realty Group LP 5 .200 08/15/32 1,008,713
400,000 Kite Realty Group LP 5 .500 03/01/34 407,780
350,000 Kite Realty Group Trust 4 .750 09/15/30 349,364
1,000,000 (c) Lineage OP LP 5 .250 07/15/30 1,006,061
750,000 LXP Industrial Trust 6 .750 11/15/28 793,935
750,000 LXP Industrial Trust 2 .700 09/15/30 672,104
200,000 Mid-America Apartments LP 4 .200 06/15/28 199,647
175,000 Mid-America Apartments LP 2 .750 03/15/30 163,345
250,000 Mid-America Apartments LP 1 .700 02/15/31 214,529
1,000,000 Mid-America Apartments LP 5 .300 02/15/32 1,033,160
500,000 Mid-America Apartments LP 5 .000 03/15/34 503,626
500,000 Mid-America Apartments LP 4 .950 03/01/35 496,449
150,000 Mid-America Apartments LP 2 .875 09/15/51 94,385
500,000 National Health Investors, Inc 3 .000 02/01/31 443,530
1,550,000 NNN REIT, Inc 3 .500 10/15/27 1,523,865
300,000 NNN REIT, Inc 2 .500 04/15/30 273,171
500,000 NNN REIT, Inc 4 .600 02/15/31 497,334
200,000 NNN REIT, Inc 5 .600 10/15/33 206,745
1,000,000 NNN REIT, Inc 5 .500 06/15/34 1,025,178
500,000 NNN REIT, Inc 3 .100 04/15/50 316,950
1,000,000 NNN REIT, Inc 3 .000 04/15/52 614,751
200,000 OMEGA Healthcare Investors, Inc 4 .500 04/01/27 200,398
825,000 OMEGA Healthcare Investors, Inc 4 .750 01/15/28 828,529
500,000 OMEGA Healthcare Investors, Inc 3 .625 10/01/29 475,958
500,000 OMEGA Healthcare Investors, Inc 5 .200 07/01/30 502,806
500,000 OMEGA Healthcare Investors, Inc 3 .375 02/01/31 457,537
1,000,000 (a) OMEGA Healthcare Investors, Inc 3 .250 04/15/33 863,257
350,000 Phillips Edison Grocery Center Operating Partnership I LP 2 .625 11/15/31 305,022
500,000 Phillips Edison Grocery Center Operating Partnership I LP 5 .250 08/15/32 504,737
1,000,000 Phillips Edison Grocery Center Operating Partnership I LP 5 .750 07/15/34 1,028,564
1,000,000 Phillips Edison Grocery Center Operating Partnership I LP 4 .950 01/15/35 968,372
200,000 Physicians Realty LP 4 .300 03/15/27 199,476
200,000 Physicians Realty LP 3 .950 01/15/28 198,223
1,000,000 Physicians Realty LP 2 .625 11/01/31 882,249
750,000 Piedmont Operating Partnership LP 6 .875 07/15/29 789,960
1,000,000 Piedmont Operating Partnership LP 2 .750 04/01/32 832,769
100,000 Prologis LP 3 .250 10/01/26 98,840
100,000 Prologis LP 4 .375 02/01/29 100,685
500,000 Prologis LP 2 .250 04/15/30 454,592
1,000,000 Prologis LP 1 .625 03/15/31 853,730
100,000 Prologis LP 4 .375 09/15/48 83,036
500,000 Prologis LP 3 .000 04/15/50 324,009
500,000 Prologis LP 2 .125 10/15/50 265,845
100,000 ProLogis LP 3 .250 06/30/26 98,962
1,000,000 ProLogis LP 3 .375 12/15/27 982,473
100,000 ProLogis LP 4 .000 09/15/28 99,444
225,000 ProLogis LP 2 .875 11/15/29 212,090
200,000 ProLogis LP 1 .750 07/01/30 175,842
500,000 ProLogis LP 4 .750 01/15/31 506,106
775,000 ProLogis LP 2 .250 01/15/32 671,812
1,000,000 ProLogis LP 4 .625 01/15/33 994,969
750,000 ProLogis LP 4 .750 06/15/33 747,504
750,000 ProLogis LP 5 .125 01/15/34 759,119
1,000,000 ProLogis LP 5 .000 03/15/34 1,002,540
1,000,000 ProLogis LP 5 .000 01/31/35 999,702
500,000 ProLogis LP 5 .250 05/15/35 506,873
500,000 ProLogis LP 3 .050 03/01/50 327,280
750,000 ProLogis LP 5 .250 06/15/53 703,394
750,000 ProLogis LP 5 .250 03/15/54 703,939

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9% (continued)
$ 750,000 Public Storage 1 .500% 11/09/26 $ 724,108
200,000 Public Storage 3 .094 09/15/27 195,709
750,000 Public Storage 1 .950 11/09/28 698,310
500,000 Public Storage 3 .385 05/01/29 484,142
250,000 Public Storage 2 .250 11/09/31 218,244
1,000,000 Public Storage 5 .100 08/01/33 1,026,045
1,000,000 Public Storage 5 .350 08/01/53 959,720
1,000,000 Public Storage Operating Co 4 .375 07/01/30 997,597
1,000,000 Public Storage Operating Co 5 .000 07/01/35 995,782
1,000,000 Rayonier LP 2 .750 05/17/31 884,399
425,000 Realty Income Corp 4 .875 06/01/26 426,114
200,000 Realty Income Corp 4 .125 10/15/26 199,500
200,000 Realty Income Corp 3 .000 01/15/27 196,352
300,000 Realty Income Corp 3 .200 01/15/27 294,849
1,000,000 Realty Income Corp 3 .650 01/15/28 987,692
1,000,000 Realty Income Corp 2 .100 03/15/28 946,857
750,000 Realty Income Corp 4 .700 12/15/28 760,590
500,000 Realty Income Corp 4 .750 02/15/29 505,492
500,000 Realty Income Corp 3 .250 06/15/29 479,739
500,000 Realty Income Corp 4 .000 07/15/29 493,629
500,000 Realty Income Corp 3 .100 12/15/29 474,180
300,000 Realty Income Corp 3 .400 01/15/30 287,148
1,000,000 Realty Income Corp 4 .850 03/15/30 1,017,873
750,000 Realty Income Corp 3 .250 01/15/31 702,996
500,000 Realty Income Corp 3 .200 02/15/31 464,481
750,000 Realty Income Corp 1 .800 03/15/33 605,095
750,000 Realty Income Corp 4 .900 07/15/33 747,655
500,000 Realty Income Corp 5 .125 02/15/34 505,591
500,000 Realty Income Corp 5 .125 04/15/35 500,597
300,000 Realty Income Corp 4 .650 03/15/47 260,594
500,000 Realty Income Corp 5 .375 09/01/54 479,283
200,000 Regency Centers Corp 5 .250 01/15/34 202,912
375,000 Regency Centers LP 3 .600 02/01/27 371,518
125,000 Regency Centers LP 4 .125 03/15/28 124,667
425,000 Regency Centers LP 2 .950 09/15/29 402,133
500,000 Regency Centers LP 3 .700 06/15/30 483,357
1,000,000 Regency Centers LP 5 .000 07/15/32 1,011,435
425,000 Regency Centers LP 5 .100 01/15/35 425,947
200,000 Regency Centers LP 4 .400 02/01/47 166,949
300,000 Regency Centers LP 4 .650 03/15/49 260,304
500,000 Rexford Industrial Realty LP 5 .000 06/15/28 504,285
1,000,000 Rexford Industrial Realty LP 2 .125 12/01/30 869,919
300,000 Sabra Health Care LP 5 .125 08/15/26 300,213
1,000,000 Sabra Health Care LP 3 .200 12/01/31 891,123
500,000 Safehold GL Holdings LLC 2 .800 06/15/31 447,309
500,000 Safehold GL Holdings LLC 6 .100 04/01/34 520,436
500,000 Safehold GL Holdings LLC 5 .650 01/15/35 499,537
350,000 Simon Property Group LP 3 .250 11/30/26 344,941
200,000 Simon Property Group LP 3 .375 06/15/27 196,928
300,000 Simon Property Group LP 3 .375 12/01/27 294,569
1,750,000 Simon Property Group LP 2 .450 09/13/29 1,626,153
750,000 Simon Property Group LP 2 .650 07/15/30 691,856
1,000,000 Simon Property Group LP 2 .200 02/01/31 885,994
500,000 Simon Property Group LP 2 .250 01/15/32 431,499
1,500,000 Simon Property Group LP 2 .650 02/01/32 1,321,356
1,000,000 Simon Property Group LP 5 .500 03/08/33 1,043,790
500,000 Simon Property Group LP 6 .250 01/15/34 542,506
1,000,000 Simon Property Group LP 4 .750 09/26/34 973,594
500,000 Simon Property Group LP 4 .250 10/01/44 411,194
300,000 Simon Property Group LP 4 .250 11/30/46 243,578
500,000 Simon Property Group LP 3 .250 09/13/49 334,612
750,000 Simon Property Group LP 3 .800 07/15/50 553,866

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9% (continued)
$ 1,000,000 Simon Property Group LP 5 .850% 03/08/53 $ 1,000,159
500,000 Simon Property Group LP 6 .650 01/15/54 548,917
500,000 STORE Capital Corp 4 .625 03/15/29 491,704
500,000 STORE Capital Corp 2 .750 11/18/30 440,626
1,000,000 (c) Store Capital LLC 5 .400 04/30/30 1,013,179
500,000 Sun Communities Operating LP 2 .300 11/01/28 467,383
1,000,000 Sun Communities Operating LP 4 .200 04/15/32 946,248
100,000 Tanger Properties LP 3 .125 09/01/26 98,188
250,000 Tanger Properties LP 3 .875 07/15/27 246,757
500,000 Tanger Properties LP 2 .750 09/01/31 438,454
200,000 UDR, Inc 3 .500 07/01/27 197,227
200,000 UDR, Inc 3 .500 01/15/28 196,155
1,000,000 UDR, Inc 3 .000 08/15/31 908,260
750,000 UDR, Inc 2 .100 08/01/32 621,187
500,000 UDR, Inc 1 .900 03/15/33 399,287
300,000 UDR, Inc 5 .125 09/01/34 297,086
300,000 UDR, Inc 3 .100 11/01/34 252,593
200,000 Ventas Realty LP 3 .250 10/15/26 196,874
350,000 Ventas Realty LP 3 .000 01/15/30 328,458
500,000 Ventas Realty LP 4 .750 11/15/30 501,925
1,025,000 Ventas Realty LP 2 .500 09/01/31 902,244
1,000,000 Ventas Realty LP 5 .100 07/15/32 1,011,408
1,000,000 Ventas Realty LP 5 .625 07/01/34 1,032,406
1,000,000 Ventas Realty LP 5 .000 01/15/35 982,890
300,000 Ventas Realty LP 4 .375 02/01/45 244,984
300,000 Ventas Realty LP 4 .875 04/15/49 256,873
850,000 VICI Properties LP 4 .750 02/15/28 854,662
750,000 VICI Properties LP 4 .950 02/15/30 754,388
1,000,000 VICI Properties LP 5 .125 11/15/31 1,001,241
1,000,000 VICI Properties LP 5 .750 04/01/34 1,022,251
1,000,000 VICI Properties LP 5 .625 04/01/35 1,009,193
1,000,000 VICI Properties LP 5 .625 05/15/52 923,054
500,000 VICI Properties LP 6 .125 04/01/54 491,504
600,000 Welltower OP LLC 4 .250 04/01/26 598,343
500,000 Welltower OP LLC 2 .700 02/15/27 488,665
600,000 Welltower OP LLC 4 .250 04/15/28 600,933
1,000,000 Welltower OP LLC 2 .050 01/15/29 926,327
500,000 Welltower OP LLC 4 .125 03/15/29 497,075
425,000 Welltower OP LLC 3 .100 01/15/30 402,478
1,000,000 Welltower OP LLC 4 .500 07/01/30 1,004,733
400,000 Welltower OP LLC 2 .750 01/15/31 365,673
1,000,000 Welltower OP LLC 2 .800 06/01/31 908,357
500,000 Welltower OP LLC 2 .750 01/15/32 446,333
150,000 Welltower OP LLC 3 .850 06/15/32 142,216
1,000,000 Welltower OP LLC 5 .125 07/01/35 1,003,894
300,000 Welltower OP LLC 4 .950 09/01/48 275,512
1,000,000 Weyerhaeuser Co 4 .750 05/15/26 1,001,964
500,000 Weyerhaeuser Co 4 .000 11/15/29 491,122
500,000 Weyerhaeuser Co 4 .000 04/15/30 487,678
304,000 Weyerhaeuser Co 7 .375 03/15/32 343,197
300,000 Weyerhaeuser Co 3 .375 03/09/33 268,678
1,000,000 Weyerhaeuser Co 4 .000 03/09/52 750,882
1,000,000 WP Carey, Inc 3 .850 07/15/29 973,106
750,000 WP Carey, Inc 2 .400 02/01/31 659,465
500,000 WP Carey, Inc 2 .450 02/01/32 428,658
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 234,228,131
FINANCIAL SERVICES - 2.5%
1,000,000 AerCap Ireland Capital DAC 2 .450 10/29/26 974,276
3,895,000 AerCap Ireland Capital DAC 6 .450 04/15/27 4,021,907
250,000 AerCap Ireland Capital DAC 3 .650 07/21/27 246,207
1,000,000 AerCap Ireland Capital DAC 4 .625 10/15/27 1,003,985
200,000 AerCap Ireland Capital DAC 3 .875 01/23/28 196,547

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.5% (continued)
$ 1,000,000 AerCap Ireland Capital DAC 4 .875% 04/01/28 $ 1,009,948
1,000,000 AerCap Ireland Capital DAC 5 .750 06/06/28 1,034,549
1,450,000 AerCap Ireland Capital DAC 3 .000 10/29/28 1,381,379
1,000,000 AerCap Ireland Capital DAC 5 .100 01/19/29 1,017,853
1,500,000 AerCap Ireland Capital DAC 4 .625 09/10/29 1,500,333
1,000,000 AerCap Ireland Capital DAC 6 .150 09/30/30 1,066,427
1,500,000 AerCap Ireland Capital DAC 5 .375 12/15/31 1,532,962
700,000 AerCap Ireland Capital DAC 3 .300 01/30/32 634,193
2,000,000 AerCap Ireland Capital DAC 3 .400 10/29/33 1,763,677
1,000,000 AerCap Ireland Capital DAC 5 .300 01/19/34 1,006,129
1,500,000 AerCap Ireland Capital DAC 4 .950 09/10/34 1,467,258
800,000 AerCap Ireland Capital DAC 3 .850 10/29/41 639,677
250,000 AerCap Ireland Capital DAC 6 .950 03/10/55 259,797
750,000 AerCap Ireland Capital DAC 6 .500 01/31/56 751,195
1,000,000 Affiliated Managers Group, Inc 3 .300 06/15/30 937,979
500,000 Affiliated Managers Group, Inc 5 .500 08/20/34 499,475
2,400,000 African Development Bank 3 .875 06/12/28 2,408,182
3,000,000 African Development Bank 4 .000 03/18/30 3,020,699
1,000,000 Ally Financial, Inc 4 .750 06/09/27 1,005,372
400,000 Ally Financial, Inc 7 .100 11/15/27 421,501
1,000,000 Ally Financial, Inc 2 .200 11/02/28 922,039
1,500,000 Ally Financial, Inc 6 .992 06/13/29 1,579,038
500,000 Ally Financial, Inc 6 .848 01/03/30 527,890
750,000 Ally Financial, Inc 5 .543 01/17/31 760,539
2,000,000 Ally Financial, Inc 8 .000 11/01/31 2,277,240
1,000,000 Ally Financial, Inc 6 .184 07/26/35 1,019,978
2,500,000 American Express Co 3 .125 05/20/26 2,477,400
2,000,000 American Express Co 1 .650 11/04/26 1,934,466
1,500,000 American Express Co 5 .850 11/05/27 1,554,751
1,000,000 American Express Co 5 .043 07/26/28 1,013,659
575,000 American Express Co 4 .050 05/03/29 574,769
1,000,000 American Express Co 5 .282 07/27/29 1,028,212
1,000,000 American Express Co 5 .532 04/25/30 1,039,542
1,500,000 American Express Co 5 .085 01/30/31 1,535,206
1,000,000 American Express Co 5 .016 04/25/31 1,021,114
1,500,000 American Express Co 6 .489 10/30/31 1,634,412
2,700,000 American Express Co 4 .989 05/26/33 2,706,217
1,000,000 American Express Co 4 .420 08/03/33 975,843
2,000,000 American Express Co 5 .043 05/01/34 2,018,948
1,000,000 American Express Co 5 .625 07/28/34 1,022,587
500,000 American Express Co 5 .915 04/25/35 521,930
1,000,000 American Express Co 5 .284 07/26/35 1,012,356
650,000 American Express Co 5 .442 01/30/36 663,525
1,000,000 American Express Co 5 .667 04/25/36 1,035,529
525,000 American Express Co 4 .050 12/03/42 444,292
200,000 Ameriprise Financial, Inc 2 .875 09/15/26 197,040
750,000 Ameriprise Financial, Inc 5 .700 12/15/28 785,909
350,000 Ameriprise Financial, Inc 4 .500 05/13/32 347,267
1,000,000 Ameriprise Financial, Inc 5 .150 05/15/33 1,026,082
825,000 Ameriprise Financial, Inc 5 .200 04/15/35 831,070
1,000,000 Andrew W Mellon Foundation 0 .947 08/01/27 939,192
750,000 Apollo Debt Solutions BDC 6 .900 04/13/29 782,896
1,100,000 Apollo Debt Solutions BDC 6 .700 07/29/31 1,143,049
750,000 Apollo Global Management, Inc 5 .800 05/21/54 740,689
1,000,000 Apollo Global Management, Inc 6 .000 12/15/54 975,135
1,500,000 Ares Capital Corp 2 .150 07/15/26 1,461,670
850,000 Ares Capital Corp 7 .000 01/15/27 877,020
750,000 Ares Capital Corp 2 .875 06/15/28 706,750
750,000 Ares Capital Corp 5 .875 03/01/29 764,743
1,000,000 Ares Capital Corp 5 .950 07/15/29 1,023,174
500,000 Ares Capital Corp 5 .500 09/01/30 498,448
750,000 Ares Capital Corp 3 .200 11/15/31 652,897

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.5% (continued)
$ 1,000,000 Ares Capital Corp 5 .800% 03/08/32 $ 995,816
500,000 Ares Management Corp 6 .375 11/10/28 529,854
1,000,000 Ares Management Corp 5 .600 10/11/54 943,723
500,000 Ares Strategic Income Fund 5 .700 03/15/28 504,041
1,000,000 (a) Ares Strategic Income Fund 6 .350 08/15/29 1,025,228
1,000,000 Ares Strategic Income Fund 5 .600 02/15/30 996,975
1,000,000 (c) Ares Strategic Income Fund 5 .800 09/09/30 1,003,494
500,000 Ares Strategic Income Fund 6 .200 03/21/32 501,455
1,000,000 Bain Capital Specialty Finance, Inc 2 .550 10/13/26 970,162
300,000 Bain Capital Specialty Finance, Inc 5 .950 03/15/30 296,558
300,000 Bank of New York Mellon Corp 3 .250 05/16/27 295,831
1,000,000 Bank of New York Mellon Corp 3 .400 01/29/28 983,531
600,000 Bank of New York Mellon Corp 3 .850 04/28/28 598,323
2,000,000 Bank of New York Mellon Corp 1 .650 07/14/28 1,865,905
1,000,000 Bank of New York Mellon Corp 4 .890 07/21/28 1,013,237
775,000 Bank of New York Mellon Corp 5 .802 10/25/28 802,465
1,500,000 Bank of New York Mellon Corp 4 .543 02/01/29 1,511,471
400,000 Bank of New York Mellon Corp 3 .300 08/23/29 384,185
1,000,000 Bank of New York Mellon Corp 6 .317 10/25/29 1,061,970
1,000,000 Bank of New York Mellon Corp 4 .975 03/14/30 1,023,876
500,000 Bank of New York Mellon Corp 4 .596 07/26/30 505,486
1,500,000 Bank of New York Mellon Corp 1 .650 01/28/31 1,299,029
1,000,000 Bank of New York Mellon Corp 4 .942 02/11/31 1,021,169
1,000,000 Bank of New York Mellon Corp 1 .800 07/28/31 869,223
1,000,000 Bank of New York Mellon Corp 5 .060 07/22/32 1,023,615
500,000 Bank of New York Mellon Corp 4 .289 06/13/33 486,813
1,000,000 Bank of New York Mellon Corp 5 .834 10/25/33 1,060,611
1,000,000 Bank of New York Mellon Corp 4 .706 02/01/34 988,976
1,000,000 Bank of New York Mellon Corp 4 .967 04/26/34 1,003,123
1,000,000 Bank of New York Mellon Corp 6 .474 10/25/34 1,101,172
500,000 Bank of New York Mellon Corp 5 .188 03/14/35 506,287
500,000 Bank of New York Mellon Corp 5 .225 11/20/35 508,381
2,000,000 Bank of New York Mellon Corp 5 .316 06/06/36 2,041,633
450,000 Bank of New York Mellon Corp 5 .606 07/21/39 458,324
1,000,000 Barings BDC, Inc 3 .300 11/23/26 976,783
500,000 (c) Barings Private Credit Corp 6 .150 06/11/30 494,458
800,000 (a) Berkshire Hathaway, Inc 4 .500 02/11/43 745,465
500,000 BGC Group, Inc 8 .000 05/25/28 534,858
500,000 BGC Group, Inc 6 .600 06/10/29 518,207
750,000 (c) BGC Group, Inc 6 .150 04/02/30 760,428
1,000,000 BlackRock Funding, Inc 4 .700 03/14/29 1,021,159
1,000,000 BlackRock Funding, Inc 5 .000 03/14/34 1,021,735
1,500,000 BlackRock Funding, Inc 4 .900 01/08/35 1,518,316
1,000,000 BlackRock Funding, Inc 5 .250 03/14/54 959,008
1,000,000 BlackRock Funding, Inc 5 .350 01/08/55 974,625
1,000,000 BlackRock TCP Capital Corp 2 .850 02/09/26 983,025
500,000 (a) BlackRock TCP Capital Corp 6 .950 05/30/29 515,314
850,000 BlackRock, Inc 3 .250 04/30/29 826,272
1,450,000 BlackRock, Inc 1 .900 01/28/31 1,275,875
750,000 BlackRock, Inc 2 .100 02/25/32 647,116
1,000,000 BlackRock, Inc 4 .750 05/25/33 1,010,896
800,000 Blackstone Private Credit Fund 2 .625 12/15/26 772,944
1,000,000 Blackstone Private Credit Fund 3 .250 03/15/27 972,317
500,000 Blackstone Private Credit Fund 7 .300 11/27/28 533,247
1,000,000 (a) Blackstone Private Credit Fund 4 .000 01/15/29 959,445
500,000 Blackstone Private Credit Fund 5 .950 07/16/29 509,461
500,000 Blackstone Private Credit Fund 5 .600 11/22/29 503,454
1,000,000 Blackstone Private Credit Fund 5 .250 04/01/30 991,083
500,000 Blackstone Private Credit Fund 6 .250 01/25/31 514,334
625,000 Blackstone Private Credit Fund 6 .000 01/29/32 628,455
500,000 Blackstone Private Credit Fund 6 .000 11/22/34 488,926
750,000 Blackstone Reg Finance Co LLC 5 .000 12/06/34 746,644

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.5% (continued)
$ 1,000,000 Blackstone Secured Lending Fund 2 .125% 02/15/27 $ 955,182
500,000 Blackstone Secured Lending Fund 5 .875 11/15/27 510,362
1,200,000 Blackstone Secured Lending Fund 5 .350 04/13/28 1,208,521
1,000,000 Blackstone Secured Lending Fund 5 .300 06/30/30 990,845
1,000,000 Blue Owl Capital Corp 2 .875 06/11/28 931,603
1,500,000 Blue Owl Capital Corp 5 .950 03/15/29 1,507,709
500,000 Blue Owl Capital Corp 6 .200 07/15/30 505,088
300,000 Blue Owl Capital Corp II 8 .450 11/15/26 311,660
1,000,000 Blue Owl Capital Corp III 3 .125 04/13/27 965,633
1,000,000 Blue Owl Credit Income Corp 4 .700 02/08/27 993,652
750,000 Blue Owl Credit Income Corp 7 .750 09/16/27 786,696
700,000 Blue Owl Credit Income Corp 7 .950 06/13/28 748,429
1,300,000 Blue Owl Credit Income Corp 6 .600 09/15/29 1,337,632
1,000,000 Blue Owl Credit Income Corp 5 .800 03/15/30 1,001,630
500,000 Blue Owl Credit Income Corp 6 .650 03/15/31 514,254
1,500,000 Blue Owl Finance LLC 6 .250 04/18/34 1,543,435
1,000,000 Blue Owl Technology Finance Corp 2 .500 01/15/27 958,140
1,000,000 Blue Owl Technology Finance Corp II 6 .750 04/04/29 1,019,835
1,000,000 Brookfield Asset Management Ltd 5 .795 04/24/35 1,026,112
500,000 Brookfield Capital Finance LLC 6 .087 06/14/33 528,954
1,000,000 Brookfield Finance I UK PLC 2 .340 01/30/32 850,367
200,000 Brookfield Finance, Inc 4 .250 06/02/26 199,512
600,000 Brookfield Finance, Inc 3 .900 01/25/28 592,961
600,000 Brookfield Finance, Inc 4 .850 03/29/29 605,498
500,000 Brookfield Finance, Inc 6 .350 01/05/34 536,404
500,000 Brookfield Finance, Inc 5 .675 01/15/35 513,151
725,000 Brookfield Finance, Inc 4 .700 09/20/47 616,123
1,000,000 Brookfield Finance, Inc 3 .500 03/30/51 678,358
1,000,000 Brookfield Finance, Inc 3 .625 02/15/52 690,451
750,000 Brookfield Finance, Inc 5 .968 03/04/54 748,488
500,000 Brookfield Finance, Inc 5 .813 03/03/55 488,945
1,000,000 California Endowment 2 .498 04/01/51 578,175
700,000 Capital One Financial Corp 3 .750 07/28/26 693,145
1,075,000 Capital One Financial Corp 3 .750 03/09/27 1,065,923
1,000,000 Capital One Financial Corp 3 .650 05/11/27 989,312
1,000,000 Capital One Financial Corp 1 .878 11/02/27 965,937
2,700,000 Capital One Financial Corp 3 .800 01/31/28 2,664,368
1,400,000 Capital One Financial Corp 4 .927 05/10/28 1,410,249
2,000,000 Capital One Financial Corp 5 .468 02/01/29 2,047,958
1,000,000 Capital One Financial Corp 6 .312 06/08/29 1,049,699
1,500,000 Capital One Financial Corp 5 .700 02/01/30 1,551,637
2,000,000 Capital One Financial Corp 3 .273 03/01/30 1,913,018
750,000 Capital One Financial Corp 5 .247 07/26/30 766,706
1,000,000 Capital One Financial Corp 5 .463 07/26/30 1,029,016
1,000,000 Capital One Financial Corp 7 .624 10/30/31 1,129,846
2,525,000 Capital One Financial Corp 2 .359 07/29/32 2,141,267
1,000,000 Capital One Financial Corp 2 .618 11/02/32 873,080
1,000,000 Capital One Financial Corp 5 .817 02/01/34 1,031,620
1,000,000 Capital One Financial Corp 6 .377 06/08/34 1,064,603
1,000,000 Capital One Financial Corp 6 .051 02/01/35 1,042,383
1,000,000 Capital One Financial Corp 5 .884 07/26/35 1,031,001
325,000 Capital One Financial Corp 6 .183 01/30/36 330,865
500,000 Carlyle Secured Lending, Inc 6 .750 02/18/30 511,095
450,000 Cboe Global Markets, Inc 3 .650 01/12/27 446,397
500,000 Cboe Global Markets, Inc 1 .625 12/15/30 430,659
500,000 Cboe Global Markets, Inc 3 .000 03/16/32 449,345
1,500,000 Charles Schwab Corp 1 .150 05/13/26 1,458,981
1,000,000 Charles Schwab Corp 5 .875 08/24/26 1,016,750
500,000 Charles Schwab Corp 3 .200 03/02/27 492,395
350,000 Charles Schwab Corp 2 .450 03/03/27 340,138
525,000 Charles Schwab Corp 3 .300 04/01/27 517,731
200,000 Charles Schwab Corp 3 .200 01/25/28 195,787

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.5% (continued)
$ 2,000,000 Charles Schwab Corp 2 .000% 03/20/28 $ 1,892,890
300,000 Charles Schwab Corp 4 .000 02/01/29 297,765
1,000,000 Charles Schwab Corp 5 .643 05/19/29 1,036,513
500,000 Charles Schwab Corp 2 .750 10/01/29 469,066
1,500,000 Charles Schwab Corp 6 .196 11/17/29 1,591,578
1,500,000 Charles Schwab Corp 1 .650 03/11/31 1,287,853
1,500,000 Charles Schwab Corp 2 .300 05/13/31 1,334,680
1,000,000 Charles Schwab Corp 1 .950 12/01/31 854,779
1,000,000 Charles Schwab Corp 2 .900 03/03/32 899,420
750,000 Charles Schwab Corp 6 .136 08/24/34 811,484
1,500,000 CI Financial Corp 3 .200 12/17/30 1,323,328
500,000 CME Group, Inc 3 .750 06/15/28 496,763
1,000,000 CME Group, Inc 4 .400 03/15/30 1,007,049
1,500,000 CME Group, Inc 2 .650 03/15/32 1,343,042
400,000 CME Group, Inc 5 .300 09/15/43 400,012
500,000 CME Group, Inc 4 .150 06/15/48 421,212
500,000 CNH Industrial Capital LLC 4 .750 03/21/28 503,739
1,000,000 Consumers 2023 Securitization Funding LLC 5 .210 09/01/30 1,026,432
1,000,000 Corebridge Financial, Inc 3 .850 04/05/29 979,802
1,250,000 Corebridge Financial, Inc 3 .900 04/05/32 1,173,263
750,000 Corebridge Financial, Inc 6 .050 09/15/33 789,477
475,000 Corebridge Financial, Inc 5 .750 01/15/34 493,487
1,000,000 Corebridge Financial, Inc 4 .350 04/05/42 839,356
500,000 Corebridge Financial, Inc 4 .400 04/05/52 399,471
1,000,000 Corebridge Financial, Inc 6 .875 12/15/52 1,031,591
800,000 Deutsche Bank AG. 6 .720 01/18/29 840,378
1,000,000 Deutsche Bank AG. 3 .742 01/07/33 900,078
2,500,000 Deutsche Bank AG. 7 .079 02/10/34 2,664,983
1,000,000 DH Europe Finance II Sarl 3 .400 11/15/49 711,269
200,000 Discover Bank 4 .250 03/13/26 199,590
1,125,000 Discover Bank 3 .450 07/27/26 1,112,545
300,000 Discover Bank 5 .974 08/09/28 307,368
350,000 Discover Bank 4 .650 09/13/28 351,850
325,000 Discover Bank 2 .700 02/06/30 299,443
350,000 Discover Financial Services 4 .100 02/09/27 348,361
500,000 Discover Financial Services 6 .700 11/29/32 545,958
1,500,000 Discover Financial Services 7 .964 11/02/34 1,743,583
200,000 Eaton Vance Corp 3 .500 04/06/27 197,315
1,000,000 Enact Holdings, Inc 6 .250 05/28/29 1,037,633
750,000 Equitable Holdings, Inc 5 .594 01/11/33 779,874
662,000 Equitable Holdings, Inc 5 .000 04/20/48 583,888
1,000,000 Essent Group Ltd 6 .250 07/01/29 1,035,681
1,000,000 FactSet Research Systems, Inc 2 .900 03/01/27 974,417
2,500,000 Fidelity National Information Services, Inc 5 .100 07/15/32 2,545,862
425,000 Fidelity National Information Services, Inc 3 .100 03/01/41 312,260
900,000 Fiserv, Inc 3 .200 07/01/26 889,695
1,000,000 Fiserv, Inc 5 .450 03/02/28 1,027,599
1,000,000 Fiserv, Inc 5 .375 08/21/28 1,028,195
1,125,000 Fiserv, Inc 3 .500 07/01/29 1,083,712
1,000,000 Fiserv, Inc 4 .750 03/15/30 1,006,781
2,175,000 Fiserv, Inc 2 .650 06/01/30 1,993,379
1,000,000 Fiserv, Inc 5 .350 03/15/31 1,036,791
1,000,000 Fiserv, Inc 5 .625 08/21/33 1,039,790
700,000 Fiserv, Inc 5 .450 03/15/34 717,013
1,000,000 Fiserv, Inc 5 .150 08/12/34 1,003,656
2,300,000 Fiserv, Inc 4 .400 07/01/49 1,882,977
750,000 Ford Foundation 2 .415 06/01/50 436,586
525,000 Ford Foundation 2 .815 06/01/70 292,786
750,000 Franklin BSP Capital Corp 7 .200 06/15/29 775,780
1,500,000 Franklin Resources, Inc 1 .600 10/30/30 1,292,083
500,000 Franklin Resources, Inc 2 .950 08/12/51 305,824
1,000,000 FS KKR Capital Corp 2 .625 01/15/27 958,901

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.5% (continued)
$ 1,500,000 FS KKR Capital Corp 3 .125% 10/12/28 $ 1,375,504
500,000 FS KKR Capital Corp 6 .875 08/15/29 512,740
1,000,000 FS KKR Capital Corp 6 .125 01/15/30 993,140
1,608,000 GE Capital Funding LLC 4 .550 05/15/32 1,597,831
300,000 Global Payments, Inc 4 .800 04/01/26 299,838
1,000,000 Global Payments, Inc 2 .150 01/15/27 967,301
500,000 Global Payments, Inc 4 .950 08/15/27 505,865
500,000 Global Payments, Inc 4 .450 06/01/28 498,382
475,000 Global Payments, Inc 3 .200 08/15/29 449,168
500,000 Global Payments, Inc 5 .300 08/15/29 509,030
325,000 Global Payments, Inc 2 .900 05/15/30 298,802
500,000 Global Payments, Inc 5 .400 08/15/32 510,370
1,250,000 Global Payments, Inc 4 .150 08/15/49 922,599
500,000 (a) Global Payments, Inc 5 .950 08/15/52 480,654
1,000,000 Goldman Sachs BDC, Inc 6 .375 03/11/27 1,023,347
425,000 Goldman Sachs Group, Inc 3 .500 11/16/26 420,028
125,000 Goldman Sachs Group, Inc 5 .950 01/15/27 128,400
5,000,000 Goldman Sachs Group, Inc 1 .542 09/10/27 4,827,537
2,500,000 Goldman Sachs Group, Inc 1 .948 10/21/27 2,420,654
2,000,000 Goldman Sachs Group, Inc 2 .640 02/24/28 1,942,403
3,000,000 Goldman Sachs Group, Inc 3 .615 03/15/28 2,958,112
4,475,000 Goldman Sachs Group, Inc 3 .691 06/05/28 4,411,391
2,000,000 Goldman Sachs Group, Inc 4 .482 08/23/28 2,002,657
4,525,000 Goldman Sachs Group, Inc 3 .814 04/23/29 4,452,941
2,550,000 Goldman Sachs Group, Inc 4 .223 05/01/29 2,535,464
2,000,000 Goldman Sachs Group, Inc 6 .484 10/24/29 2,121,532
2,500,000 Goldman Sachs Group, Inc 2 .600 02/07/30 2,310,437
2,500,000 Goldman Sachs Group, Inc 3 .800 03/15/30 2,439,663
5,000,000 Goldman Sachs Group, Inc 5 .727 04/25/30 5,204,771
2,000,000 Goldman Sachs Group, Inc 5 .049 07/23/30 2,033,209
3,000,000 Goldman Sachs Group, Inc 4 .692 10/23/30 3,009,011
3,000,000 Goldman Sachs Group, Inc 5 .207 01/28/31 3,070,223
3,000,000 Goldman Sachs Group, Inc 5 .218 04/23/31 3,075,514
2,000,000 Goldman Sachs Group, Inc 1 .992 01/27/32 1,732,311
2,050,000 Goldman Sachs Group, Inc 2 .615 04/22/32 1,822,149
2,550,000 Goldman Sachs Group, Inc 2 .383 07/21/32 2,227,032
1,500,000 Goldman Sachs Group, Inc 2 .650 10/21/32 1,325,476
2,000,000 Goldman Sachs Group, Inc 3 .102 02/24/33 1,800,093
3,000,000 Goldman Sachs Group, Inc 6 .561 10/24/34 3,317,180
2,400,000 Goldman Sachs Group, Inc 5 .851 04/25/35 2,516,854
3,000,000 Goldman Sachs Group, Inc 5 .330 07/23/35 3,026,083
4,000,000 Goldman Sachs Group, Inc 5 .016 10/23/35 3,951,616
3,000,000 Goldman Sachs Group, Inc 5 .536 01/28/36 3,076,466
900,000 Goldman Sachs Group, Inc 6 .750 10/01/37 988,001
2,425,000 Goldman Sachs Group, Inc 4 .017 10/31/38 2,115,006
1,525,000 Goldman Sachs Group, Inc 4 .411 04/23/39 1,374,790
2,475,000 Goldman Sachs Group, Inc 6 .250 02/01/41 2,645,828
1,900,000 Goldman Sachs Group, Inc 3 .210 04/22/42 1,421,009
2,000,000 Goldman Sachs Group, Inc 3 .436 02/24/43 1,524,847
1,225,000 Goldman Sachs Group, Inc 4 .800 07/08/44 1,100,468
1,650,000 Goldman Sachs Group, Inc 5 .150 05/22/45 1,482,218
200,000 Goldman Sachs Group, Inc 4 .750 10/21/45 177,795
3,000,000 Goldman Sachs Group, Inc 5 .561 11/19/45 2,953,613
3,000,000 Goldman Sachs Group, Inc 5 .734 01/28/56 2,999,465
1,000,000 (a),(c) Goldman Sachs Private Credit Corp 6 .250 05/06/30 1,013,597
1,250,000 Golub Capital BDC, Inc 2 .500 08/24/26 1,216,458
1,000,000 Golub Capital BDC, Inc 2 .050 02/15/27 953,694
300,000 Golub Capital BDC, Inc 7 .050 12/05/28 314,998
700,000 Golub Capital BDC, Inc 6 .000 07/15/29 709,505
1,000,000 Golub Capital Private Credit Fund 5 .800 09/12/29 998,934
1,000,000 Golub Capital Private Credit Fund 5 .875 05/01/30 998,789
1,000,000 HA Sustainable Infrastructure Capital, Inc 6 .150 01/15/31 1,012,467

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.5% (continued)
$ 1,325,000 HA Sustainable Infrastructure Capital, Inc 6 .375% 07/01/34 $ 1,325,082
675,000 HA Sustainable Infrastructure Capital, Inc 6 .750 07/15/35 687,240
1,000,000 Hercules Capital, Inc 3 .375 01/20/27 968,423
1,000,000 Hercules Capital, Inc 6 .000 06/16/30 997,950
1,000,000 HPS Corporate Lending Fund 6 .750 01/30/29 1,032,707
1,000,000 (c) HPS Corporate Lending Fund 5 .850 06/05/30 997,787
1,000,000 HPS Corporate Lending Fund 5 .950 04/14/32 993,635
500,000 Intercontinental Exchange, Inc 3 .100 09/15/27 488,101
500,000 Intercontinental Exchange, Inc 3 .750 09/21/28 491,527
1,500,000 Intercontinental Exchange, Inc 4 .350 06/15/29 1,501,250
1,500,000 Intercontinental Exchange, Inc 2 .100 06/15/30 1,342,911
1,500,000 Intercontinental Exchange, Inc 5 .250 06/15/31 1,553,742
1,000,000 Intercontinental Exchange, Inc 1 .850 09/15/32 830,071
2,000,000 Intercontinental Exchange, Inc 4 .600 03/15/33 1,991,232
775,000 Intercontinental Exchange, Inc 2 .650 09/15/40 557,667
575,000 Intercontinental Exchange, Inc 4 .250 09/21/48 473,875
1,000,000 Intercontinental Exchange, Inc 3 .000 06/15/50 652,600
1,000,000 Intercontinental Exchange, Inc 4 .950 06/15/52 902,906
1,000,000 Intercontinental Exchange, Inc 3 .000 09/15/60 603,560
1,250,000 Intercontinental Exchange, Inc 5 .200 06/15/62 1,163,839
1,175,000 International Finance Corp 4 .500 01/21/28 1,196,491
3,000,000 International Finance Corp 3 .875 07/02/30 3,004,593
200,000 Invesco Finance plc 5 .375 11/30/43 188,152
500,000 Jackson Financial, Inc 3 .125 11/23/31 442,645
500,000 Jackson Financial, Inc 5 .670 06/08/32 510,035
500,000 Jackson Financial, Inc 4 .000 11/23/51 339,458
1,000,000 Janus Henderson US Holdings, Inc 5 .450 09/10/34 991,941
1,000,000 Jefferies Financial Group, Inc 4 .850 01/15/27 1,007,489
500,000 Jefferies Financial Group, Inc 5 .875 07/21/28 518,548
1,000,000 Jefferies Financial Group, Inc 4 .150 01/23/30 976,669
1,000,000 Jefferies Financial Group, Inc 2 .625 10/15/31 870,051
1,000,000 Jefferies Financial Group, Inc 2 .750 10/15/32 841,703
1,500,000 Jefferies Financial Group, Inc 6 .200 04/14/34 1,569,027
600,000 Jefferies Group, Inc 6 .450 06/08/27 621,368
2,100,000 Kreditanstalt fuer Wiederaufbau 4 .375 03/01/27 2,118,646
3,000,000 Kreditanstalt fuer Wiederaufbau 4 .750 10/29/30 3,125,690
3,000,000 Kreditanstalt fuer Wiederaufbau 4 .375 02/28/34 3,032,638
500,000 (b) Ladder Capital Finance Holdings LLLP 5 .500 08/01/30 503,224
2,000,000 Landwirtschaftliche Rentenbank 3 .875 06/14/28 2,008,187
1,000,000 Landwirtschaftliche Rentenbank 4 .125 05/28/30 1,013,640
1,000,000 Landwirtschaftliche Rentenbank 5 .000 10/24/33 1,052,308
200,000 Lazard Group LLC 3 .625 03/01/27 196,334
325,000 Lazard Group LLC 4 .500 09/19/28 323,727
425,000 Lazard Group LLC 4 .375 03/11/29 419,946
1,000,000 Lazard Group LLC 6 .000 03/15/31 1,050,073
400,000 Legg Mason, Inc 5 .625 01/15/44 396,393
500,000 LPL Holdings, Inc 6 .750 11/17/28 533,251
1,000,000 LPL Holdings, Inc 5 .200 03/15/30 1,015,527
500,000 LPL Holdings, Inc 5 .150 06/15/30 506,199
750,000 LPL Holdings, Inc 6 .000 05/20/34 775,555
500,000 LPL Holdings, Inc 5 .650 03/15/35 502,712
500,000 LPL Holdings, Inc 5 .750 06/15/35 505,842
1,250,000 Main Street Capital Corp 3 .000 07/14/26 1,223,895
500,000 Main Street Capital Corp 6 .500 06/04/27 511,211
1,000,000 Main Street Capital Corp 6 .950 03/01/29 1,040,392
1,000,000 Marex Group plc 6 .404 11/04/29 1,029,352
1,000,000 Mastercard, Inc 2 .950 06/01/29 960,748
625,000 Mastercard, Inc 1 .900 03/15/31 551,668
1,500,000 Mastercard, Inc 2 .000 11/18/31 1,307,467
1,000,000 Mastercard, Inc 4 .850 03/09/33 1,019,002
1,500,000 Mastercard, Inc 4 .875 05/09/34 1,517,964
200,000 Mastercard, Inc 3 .800 11/21/46 160,303

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.5% (continued)
$ 300,000 Mastercard, Inc 3 .950% 02/26/48 $ 241,742
1,000,000 Mastercard, Inc 3 .650 06/01/49 765,196
1,350,000 Mastercard, Inc 3 .850 03/26/50 1,065,923
850,000 Mastercard, Inc 2 .950 03/15/51 559,039
300,000 Moody's Corp 4 .250 02/01/29 299,901
500,000 Moody's Corp 4 .250 08/08/32 488,305
1,000,000 Moody's Corp 5 .000 08/05/34 1,010,606
1,000,000 Moody's Corp 2 .750 08/19/41 706,734
200,000 Moody's Corp 5 .250 07/15/44 190,584
300,000 Moody's Corp 4 .875 12/17/48 267,512
750,000 Moody's Corp 3 .250 05/20/50 503,515
1,000,000 Moody's Corp 3 .750 02/25/52 743,533
1,000,000 Moody's Corp 3 .100 11/29/61 619,896
500,000 Morgan Stanley 3 .125 07/27/26 493,749
400,000 Morgan Stanley 4 .350 09/08/26 399,284
2,750,000 Morgan Stanley 3 .625 01/20/27 2,726,316
1,975,000 Morgan Stanley 3 .950 04/23/27 1,962,594
3,325,000 Morgan Stanley 1 .512 07/20/27 3,225,449
2,000,000 Morgan Stanley 5 .652 04/13/28 2,044,404
2,000,000 Morgan Stanley 4 .210 04/20/28 1,995,868
1,575,000 Morgan Stanley 3 .591 07/22/28 1,547,431
1,500,000 Morgan Stanley 6 .296 10/18/28 1,562,514
2,850,000 Morgan Stanley 3 .772 01/24/29 2,809,311
4,000,000 Morgan Stanley 5 .123 02/01/29 4,069,821
2,500,000 Morgan Stanley 5 .164 04/20/29 2,549,000
2,225,000 Morgan Stanley 5 .449 07/20/29 2,288,303
2,500,000 Morgan Stanley 6 .407 11/01/29 2,648,054
3,500,000 Morgan Stanley 5 .173 01/16/30 3,573,321
3,475,000 Morgan Stanley 4 .431 01/23/30 3,470,114
1,900,000 Morgan Stanley 5 .656 04/18/30 1,973,550
2,175,000 Morgan Stanley 5 .042 07/19/30 2,211,952
2,775,000 Morgan Stanley 4 .654 10/18/30 2,780,293
1,675,000 Morgan Stanley 5 .230 01/15/31 1,714,686
5,000,000 Morgan Stanley 2 .699 01/22/31 4,610,582
1,500,000 Morgan Stanley 3 .622 04/01/31 1,438,436
1,050,000 Morgan Stanley 5 .192 04/17/31 1,076,386
3,000,000 Morgan Stanley 1 .794 02/13/32 2,566,634
150,000 Morgan Stanley 7 .250 04/01/32 172,633
2,500,000 Morgan Stanley 1 .928 04/28/32 2,137,475
3,000,000 Morgan Stanley 2 .239 07/21/32 2,597,843
3,500,000 Morgan Stanley 2 .511 10/20/32 3,064,985
3,000,000 Morgan Stanley 2 .943 01/21/33 2,677,482
2,000,000 Morgan Stanley 4 .889 07/20/33 2,002,017
1,500,000 Morgan Stanley 6 .342 10/18/33 1,628,562
2,500,000 Morgan Stanley 5 .250 04/21/34 2,543,120
2,025,000 Morgan Stanley 5 .424 07/21/34 2,074,415
2,500,000 Morgan Stanley 6 .627 11/01/34 2,755,748
3,000,000 Morgan Stanley 5 .466 01/18/35 3,069,150
3,500,000 Morgan Stanley 5 .831 04/19/35 3,666,807
3,425,000 Morgan Stanley 5 .320 07/19/35 3,466,811
1,575,000 Morgan Stanley 5 .587 01/18/36 1,616,761
1,200,000 Morgan Stanley 5 .664 04/17/36 1,243,497
1,300,000 Morgan Stanley 2 .484 09/16/36 1,104,656
2,000,000 Morgan Stanley 5 .297 04/20/37 1,992,570
950,000 Morgan Stanley 5 .948 01/19/38 977,310
1,725,000 Morgan Stanley 3 .971 07/22/38 1,502,046
1,500,000 Morgan Stanley 5 .942 02/07/39 1,539,611
1,675,000 Morgan Stanley 4 .457 04/22/39 1,553,078
1,525,000 Morgan Stanley 3 .217 04/22/42 1,157,001
275,000 Morgan Stanley 6 .375 07/24/42 300,509
1,175,000 Morgan Stanley 4 .300 01/27/45 1,001,524
2,200,000 Morgan Stanley 4 .375 01/22/47 1,873,019

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.5% (continued)
$ 900,000 Morgan Stanley 5 .597% 03/24/51 $ 893,211
1,425,000 Morgan Stanley 2 .802 01/25/52 881,605
3,350,000 Morgan Stanley 5 .516 11/19/55 3,273,722
1,000,000 Morgan Stanley Direct Lending Fund 4 .500 02/11/27 993,650
500,000 Morgan Stanley Direct Lending Fund 6 .150 05/17/29 511,659
750,000 (c) MSD Investment Corp 6 .250 05/31/30 741,853
400,000 NASDAQ, Inc 3 .850 06/30/26 397,725
1,321,000 NASDAQ, Inc 5 .350 06/28/28 1,360,144
500,000 NASDAQ, Inc 1 .650 01/15/31 431,104
1,306,000 NASDAQ, Inc 5 .550 02/15/34 1,360,681
500,000 NASDAQ, Inc 2 .500 12/21/40 346,374
500,000 NASDAQ, Inc 3 .250 04/28/50 336,314
257,000 NASDAQ, Inc 3 .950 03/07/52 192,083
900,000 NASDAQ, Inc 5 .950 08/15/53 918,008
400,000 NASDAQ, Inc 6 .100 06/28/63 407,912
1,000,000 National Rural Utilities Cooperative Finance Corp 5 .050 09/15/28 1,022,863
200,000 National Rural Utilities Cooperative Finance Corp 3 .900 11/01/28 197,604
1,000,000 National Rural Utilities Cooperative Finance Corp 4 .850 02/07/29 1,017,931
300,000 National Rural Utilities Cooperative Finance Corp 3 .700 03/15/29 294,135
1,000,000 National Rural Utilities Cooperative Finance Corp 4 .950 02/07/30 1,022,838
1,000,000 National Rural Utilities Cooperative Finance Corp 2 .400 03/15/30 920,064
1,000,000 National Rural Utilities Cooperative Finance Corp 5 .000 02/07/31 1,025,072
1,000,000 National Rural Utilities Cooperative Finance Corp 1 .350 03/15/31 841,578
1,000,000 National Rural Utilities Cooperative Finance Corp 1 .650 06/15/31 849,460
400,000 National Rural Utilities Cooperative Finance Corp 4 .150 12/15/32 383,552
500,000 National Rural Utilities Cooperative Finance Corp 5 .800 01/15/33 531,340
500,000 National Rural Utilities Cooperative Finance Corp 5 .000 08/15/34 503,159
375,000 (d) National Rural Utilities Cooperative Finance Corp, (TSFR3M + 3.172%) 7 .451 04/30/43 373,151
200,000 National Rural Utilities Cooperative Finance Corp 4 .400 11/01/48 169,143
550,000 National Rural Utilities Cooperative Finance Corp 4 .300 03/15/49 458,120
500,000 National Rural Utilities Cooperative Finance Corp 7 .125 09/15/53 522,782
1,000,000 New Mountain Finance Corp 6 .200 10/15/27 1,010,554
1,000,000 New Mountain Finance Corp 6 .875 02/01/29 1,017,884
750,000 NMI Holdings, Inc 6 .000 08/15/29 769,575
500,000 Nomura Holdings, Inc 5 .386 07/06/27 509,047
1,000,000 Nomura Holdings, Inc 5 .842 01/18/28 1,030,824
1,000,000 Nomura Holdings, Inc 6 .070 07/12/28 1,043,549
1,000,000 Nomura Holdings, Inc 2 .172 07/14/28 933,499
1,000,000 Nomura Holdings, Inc 2 .710 01/22/29 937,314
500,000 Nomura Holdings, Inc 5 .605 07/06/29 517,683
1,500,000 Nomura Holdings, Inc 3 .103 01/16/30 1,401,206
1,000,000 Nomura Holdings, Inc 4 .904 07/01/30 1,003,411
500,000 Nomura Holdings, Inc 2 .679 07/16/30 453,607
750,000 Nomura Holdings, Inc 2 .608 07/14/31 661,743
1,000,000 Nomura Holdings, Inc 2 .999 01/22/32 885,421
1,000,000 Nomura Holdings, Inc 6 .181 01/18/33 1,065,213
1,000,000 (a) Nomura Holdings, Inc 6 .087 07/12/33 1,063,187
1,000,000 Nomura Holdings, Inc 5 .491 06/29/35 1,005,944
1,000,000 North Haven Private Income Fund LLC 5 .750 02/01/30 993,793
725,000 Northern Trust Corp 4 .000 05/10/27 724,113
500,000 Northern Trust Corp 3 .650 08/03/28 493,069
500,000 Northern Trust Corp 3 .150 05/03/29 482,295
700,000 Northern Trust Corp 1 .950 05/01/30 628,999
100,000 Northern Trust Corp 3 .375 05/08/32 97,068
500,000 Northern Trust Corp 6 .125 11/02/32 539,908
1,500,000 Oaktree Specialty Lending Corp 2 .700 01/15/27 1,437,945
500,000 Oaktree Specialty Lending Corp 7 .100 02/15/29 514,693
300,000 Oaktree Specialty Lending Corp 6 .340 02/27/30 297,272
1,000,000 (a) Oaktree Strategic Credit Fund 6 .500 07/23/29 1,024,106
920,000 Oesterreichische Kontrollbank AG. 4 .000 05/28/28 926,425
200,000 ORIX Corp 3 .700 07/18/27 197,477
500,000 ORIX Corp 5 .000 09/13/27 506,468

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.5% (continued)
$ 500,000 ORIX Corp 4 .650% 09/10/29 $ 503,630
1,000,000 ORIX Corp 2 .250 03/09/31 881,503
1,000,000 ORIX Corp 4 .000 04/13/32 947,112
500,000 (a) ORIX Corp 5 .200 09/13/32 509,181
500,000 (a) ORIX Corp 5 .400 02/25/35 506,121
1,000,000 PayPal Holdings, Inc 3 .900 06/01/27 996,404
1,000,000 PayPal Holdings, Inc 4 .450 03/06/28 1,008,130
1,000,000 PayPal Holdings, Inc 2 .850 10/01/29 943,735
500,000 PayPal Holdings, Inc 2 .300 06/01/30 454,851
500,000 PayPal Holdings, Inc 5 .150 06/01/34 507,864
1,000,000 PayPal Holdings, Inc 5 .100 04/01/35 1,004,363
1,000,000 PayPal Holdings, Inc 3 .250 06/01/50 680,471
750,000 (a) PayPal Holdings, Inc 5 .050 06/01/52 691,944
1,000,000 (a) PayPal Holdings, Inc 5 .500 06/01/54 980,817
750,000 PayPal Holdings, Inc 5 .250 06/01/62 686,654
2,000,000 (c) Private Export Funding Corp 4 .500 02/07/27 2,011,703
3,000,000 Private Export Funding Corp 1 .400 07/15/28 2,795,200
1,000,000 Private Export Funding Corp 3 .650 03/15/30 974,761
1,000,000 Private Export Funding Corp 4 .600 02/15/34 1,012,667
750,000 (a) Radian Group, Inc 6 .200 05/15/29 779,266
425,000 Raymond James Financial, Inc 4 .950 07/15/46 381,886
1,000,000 Raymond James Financial, Inc 3 .750 04/01/51 728,248
625,000 S&P Global, Inc 2 .450 03/01/27 608,196
1,000,000 S&P Global, Inc 2 .700 03/01/29 947,792
500,000 S&P Global, Inc 2 .500 12/01/29 464,882
500,000 S&P Global, Inc 1 .250 08/15/30 430,457
1,000,000 S&P Global, Inc 2 .900 03/01/32 909,112
500,000 S&P Global, Inc 3 .250 12/01/49 353,212
1,000,000 S&P Global, Inc 3 .700 03/01/52 755,917
500,000 S&P Global, Inc 2 .300 08/15/60 255,323
1,000,000 S&P Global, Inc 3 .900 03/01/62 745,014
700,000 Sixth Street Lending Partners 6 .500 03/11/29 722,542
750,000 Sixth Street Lending Partners 5 .750 01/15/30 751,859
750,000 (c) Sixth Street Lending Partners 6 .125 07/15/30 763,703
750,000 (a) Sixth Street Specialty Lending, Inc 6 .950 08/14/28 790,106
500,000 Sixth Street Specialty Lending, Inc 5 .625 08/15/30 501,343
1,000,000 (a) State Street Bank & Trust Co 4 .782 11/23/29 1,021,301
1,000,000 State Street Corp 4 .993 03/18/27 1,014,472
525,000 State Street Corp 5 .820 11/04/28 543,918
1,000,000 State Street Corp 4 .530 02/20/29 1,008,200
1,000,000 State Street Corp 5 .684 11/21/29 1,045,789
300,000 State Street Corp 4 .141 12/03/29 299,160
750,000 (a) State Street Corp 2 .400 01/24/30 697,376
1,000,000 State Street Corp 4 .729 02/28/30 1,015,167
1,000,000 State Street Corp 4 .834 04/24/30 1,018,550
1,375,000 State Street Corp 2 .200 03/03/31 1,216,315
1,000,000 State Street Corp 2 .623 02/07/33 879,841
200,000 State Street Corp 4 .421 05/13/33 196,291
750,000 State Street Corp 4 .164 08/04/33 720,982
1,000,000 State Street Corp 4 .821 01/26/34 996,353
500,000 State Street Corp 5 .159 05/18/34 510,762
500,000 State Street Corp 3 .031 11/01/34 461,931
350,000 State Street Corp 6 .123 11/21/34 373,883
500,000 State Street Corp 5 .146 02/28/36 505,840
1,000,000 Synchrony Bank 5 .625 08/23/27 1,019,807
300,000 Synchrony Financial 3 .700 08/04/26 297,170
900,000 Synchrony Financial 3 .950 12/01/27 884,992
500,000 Synchrony Financial 5 .150 03/19/29 502,019
500,000 Synchrony Financial 5 .935 08/02/30 513,739
500,000 Synchrony Financial 5 .450 03/06/31 504,359
1,000,000 Synchrony Financial 2 .875 10/28/31 867,640
1,000,000 TPG Operating Group II LP 5 .875 03/05/34 1,039,347

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.5% (continued)
$ 1,500,000 UBS AG. 4 .864% 01/10/28 $ 1,512,194
2,000,000 UBS AG. 5 .650 09/11/28 2,082,804
1,000,000 UBS AG. 4 .500 06/26/48 860,254
2,750,000 UBS Group AG. 4 .550 04/17/26 2,750,495
1,750,000 UBS Group AG. 4 .875 05/15/45 1,572,046
1,910,628 United Air (Mileage Plus Holdings LLC) 5 .800 01/15/36 1,948,854
2,000,000 Visa, Inc 1 .900 04/15/27 1,930,760
1,175,000 Visa, Inc 0 .750 08/15/27 1,102,712
700,000 Visa, Inc 2 .750 09/15/27 683,217
475,000 Visa, Inc 2 .050 04/15/30 432,388
250,000 Visa, Inc 4 .150 12/14/35 238,189
1,500,000 Visa, Inc 2 .700 04/15/40 1,133,224
2,325,000 Visa, Inc 4 .300 12/14/45 2,021,063
1,125,000 Visa, Inc 3 .650 09/15/47 875,818
750,000 Visa, Inc 2 .000 08/15/50 406,968
200,000 Voya Financial, Inc 5 .700 07/15/43 194,541
1,000,000 Western Union Co 2 .750 03/15/31 876,262
TOTAL FINANCIAL SERVICES 639,680,152
FOOD, BEVERAGE & TOBACCO - 1.0%
800,000 Altria Group, Inc 3 .400 05/06/30 759,722
2,175,000 Altria Group, Inc 2 .450 02/04/32 1,875,889
2,000,000 Altria Group, Inc 5 .625 02/06/35 2,038,766
800,000 Altria Group, Inc 5 .800 02/14/39 810,539
1,500,000 Altria Group, Inc 3 .400 02/04/41 1,112,734
925,000 Altria Group, Inc 4 .250 08/09/42 751,920
300,000 Altria Group, Inc 4 .500 05/02/43 250,098
775,000 Altria Group, Inc 5 .375 01/31/44 731,678
900,000 Altria Group, Inc 3 .875 09/16/46 665,627
3,375,000 Altria Group, Inc 5 .950 02/14/49 3,356,285
1,000,000 Altria Group, Inc 4 .450 05/06/50 782,566
1,000,000 Altria Group, Inc 3 .700 02/04/51 692,055
1,000,000 (a) Altria Group, Inc 4 .000 02/04/61 705,935
3,150,000 Anheuser-Busch Cos LLC 4 .700 02/01/36 3,073,612
8,216,000 Anheuser-Busch Cos LLC 4 .900 02/01/46 7,531,117
5,000,000 Anheuser-Busch InBev Worldwide, Inc 3 .500 06/01/30 4,823,775
625,000 Anheuser-Busch InBev Worldwide, Inc 4 .900 01/23/31 642,945
5,600,000 Anheuser-Busch InBev Worldwide, Inc 5 .000 06/15/34 5,716,452
100,000 Anheuser-Busch InBev Worldwide, Inc 8 .200 01/15/39 127,537
2,675,000 Anheuser-Busch InBev Worldwide, Inc 5 .450 01/23/39 2,720,971
150,000 Anheuser-Busch InBev Worldwide, Inc 4 .950 01/15/42 141,505
1,764,000 Anheuser-Busch InBev Worldwide, Inc 4 .439 10/06/48 1,500,060
2,025,000 Anheuser-Busch InBev Worldwide, Inc 5 .550 01/23/49 2,009,640
2,150,000 Anheuser-Busch InBev Worldwide, Inc 5 .800 01/23/59 2,201,970
1,075,000 Archer-Daniels-Midland Co 2 .500 08/11/26 1,055,826
1,500,000 Archer-Daniels-Midland Co 3 .250 03/27/30 1,431,486
500,000 Archer-Daniels-Midland Co 2 .900 03/01/32 451,361
1,325,000 Archer-Daniels-Midland Co 4 .500 08/15/33 1,298,052
800,000 Archer-Daniels-Midland Co 4 .500 03/15/49 683,144
1,000,000 Archer-Daniels-Midland Co 2 .700 09/15/51 608,108
929,000 BAT Capital Corp 3 .557 08/15/27 914,100
400,000 BAT Capital Corp 2 .259 03/25/28 378,443
275,000 BAT Capital Corp 4 .906 04/02/30 278,688
1,000,000 BAT Capital Corp 6 .343 08/02/30 1,077,579
900,000 BAT Capital Corp 5 .834 02/20/31 947,069
650,000 BAT Capital Corp 2 .726 03/25/31 585,357
500,000 BAT Capital Corp 4 .742 03/16/32 497,098
1,000,000 BAT Capital Corp 5 .350 08/15/32 1,022,722
1,000,000 BAT Capital Corp 7 .750 10/19/32 1,155,806
1,000,000 BAT Capital Corp 6 .421 08/02/33 1,086,021
2,500,000 BAT Capital Corp 6 .000 02/20/34 2,635,294
1,000,000 BAT Capital Corp 5 .625 08/15/35 1,017,571
1,400,000 BAT Capital Corp 4 .390 08/15/37 1,251,903

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 1.0% (continued)
$ 1,000,000 BAT Capital Corp 7 .079% 08/02/43 $ 1,101,375
1,083,000 BAT Capital Corp 4 .540 08/15/47 874,871
900,000 BAT Capital Corp 4 .758 09/06/49 741,958
500,000 BAT Capital Corp 5 .282 04/02/50 441,452
1,000,000 BAT Capital Corp 5 .650 03/16/52 931,741
1,000,000 BAT Capital Corp 7 .081 08/02/53 1,113,851
500,000 BAT Capital Corp 6 .250 08/15/55 506,411
500,000 BAT International Finance plc 4 .448 03/16/28 500,801
1,000,000 BAT International Finance plc 5 .931 02/02/29 1,049,412
225,000 Brown-Forman Corp 4 .750 04/15/33 224,854
200,000 Brown-Forman Corp 4 .000 04/15/38 175,283
200,000 Brown-Forman Corp 4 .500 07/15/45 172,629
1,000,000 Bunge Ltd 4 .200 09/17/29 988,923
1,500,000 Bunge Ltd 2 .750 05/14/31 1,357,810
1,000,000 Bunge Ltd 4 .650 09/17/34 970,268
725,000 Campbell Soup Co 4 .150 03/15/28 722,232
325,000 Campbell Soup Co 5 .200 03/21/29 332,789
500,000 Campbell Soup Co 2 .375 04/24/30 453,151
300,000 Campbell Soup Co 5 .400 03/21/34 304,675
1,000,000 Campbell Soup Co 4 .750 03/23/35 960,736
800,000 Campbell Soup Co 4 .800 03/15/48 696,577
500,000 Campbell Soup Co 3 .125 04/24/50 324,594
475,000 Campbell Soup Co 5 .250 10/13/54 433,236
1,000,000 Coca-Cola Co 1 .450 06/01/27 954,428
1,000,000 Coca-Cola Co 1 .500 03/05/28 939,891
600,000 Coca-Cola Co 2 .125 09/06/29 556,917
300,000 Coca-Cola Co 3 .450 03/25/30 291,347
800,000 Coca-Cola Co 1 .650 06/01/30 709,536
1,500,000 Coca-Cola Co 2 .000 03/05/31 1,333,674
2,000,000 Coca-Cola Co 1 .375 03/15/31 1,718,062
2,000,000 Coca-Cola Co 2 .250 01/05/32 1,770,305
1,000,000 Coca-Cola Co 5 .000 05/13/34 1,029,724
500,000 (a) Coca-Cola Co 4 .650 08/14/34 502,551
725,000 Coca-Cola Co 2 .500 06/01/40 528,595
1,000,000 Coca-Cola Co 2 .875 05/05/41 751,375
1,500,000 Coca-Cola Co 2 .600 06/01/50 924,793
1,500,000 Coca-Cola Co 3 .000 03/05/51 996,596
2,000,000 Coca-Cola Co 5 .300 05/13/54 1,945,971
750,000 Coca-Cola Co 5 .200 01/14/55 717,996
1,000,000 Coca-Cola Co 2 .750 06/01/60 595,754
1,750,000 Coca-Cola Co 5 .400 05/13/64 1,707,220
1,000,000 Coca-Cola Consolidated, Inc 5 .450 06/01/34 1,030,431
678,000 Coca-Cola Femsa SAB de C.V. 2 .750 01/22/30 632,326
550,000 Coca-Cola Femsa SAB de C.V. 5 .100 05/06/35 546,557
1,000,000 ConAgra Brands, Inc 5 .300 10/01/26 1,010,041
500,000 ConAgra Brands, Inc 1 .375 11/01/27 466,591
100,000 ConAgra Brands, Inc 7 .000 10/01/28 106,945
1,575,000 ConAgra Brands, Inc 4 .850 11/01/28 1,590,250
750,000 ConAgra Brands, Inc 5 .300 11/01/38 717,804
750,000 ConAgra Brands, Inc 5 .400 11/01/48 676,021
300,000 Constellation Brands, Inc 3 .500 05/09/27 295,209
300,000 Constellation Brands, Inc 4 .650 11/15/28 302,672
2,000,000 Constellation Brands, Inc 4 .800 01/15/29 2,020,389
1,000,000 Constellation Brands, Inc 3 .150 08/01/29 949,957
100,000 Constellation Brands, Inc 2 .875 05/01/30 92,475
425,000 Constellation Brands, Inc 2 .250 08/01/31 368,179
1,000,000 Constellation Brands, Inc 4 .750 05/09/32 993,041
400,000 (a) Constellation Brands, Inc 4 .900 05/01/33 396,336
300,000 Constellation Brands, Inc 4 .100 02/15/48 233,432
300,000 Constellation Brands, Inc 5 .250 11/15/48 275,485
1,250,000 Constellation Brands, Inc 3 .750 05/01/50 909,299
750,000 Diageo Capital plc 5 .300 10/24/27 768,547

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 1.0% (continued)
$ 425,000 Diageo Capital plc 3 .875% 05/18/28 $ 422,342
425,000 Diageo Capital plc 5 .500 01/24/33 442,404
2,500,000 Diageo Capital plc 5 .625 10/05/33 2,627,549
200,000 Diageo Capital plc 5 .875 09/30/36 214,148
400,000 Diageo Capital plc 3 .875 04/29/43 321,720
500,000 Diageo Investment Corp 5 .125 08/15/30 515,128
500,000 Diageo Investment Corp 5 .625 04/15/35 522,869
100,000 Diageo Investment Corp 4 .250 05/11/42 85,359
100,000 Flowers Foods, Inc 3 .500 10/01/26 98,536
400,000 Flowers Foods, Inc 2 .400 03/15/31 349,170
750,000 Flowers Foods, Inc 5 .750 03/15/35 768,623
750,000 Flowers Foods, Inc 6 .200 03/15/55 742,321
1,000,000 General Mills, Inc 4 .700 01/30/27 1,005,794
800,000 General Mills, Inc 3 .200 02/10/27 786,914
2,300,000 General Mills, Inc 4 .200 04/17/28 2,297,093
1,500,000 General Mills, Inc 5 .500 10/17/28 1,556,062
500,000 General Mills, Inc 4 .875 01/30/30 508,335
100,000 General Mills, Inc 2 .875 04/15/30 93,022
1,000,000 General Mills, Inc 2 .250 10/14/31 870,941
175,000 General Mills, Inc 4 .950 03/29/33 175,238
750,000 General Mills, Inc 5 .250 01/30/35 753,504
951,000 General Mills, Inc 3 .000 02/01/51 607,293
750,000 Hershey Co 4 .250 05/04/28 756,124
300,000 Hershey Co 2 .450 11/15/29 279,045
1,000,000 Hershey Co 4 .750 02/24/30 1,019,840
500,000 Hershey Co 1 .700 06/01/30 443,155
500,000 Hershey Co 4 .950 02/24/32 511,014
150,000 Hershey Co 4 .500 05/04/33 148,713
500,000 Hershey Co 5 .100 02/24/35 507,930
300,000 Hershey Co 3 .375 08/15/46 218,388
300,000 Hershey Co 3 .125 11/15/49 200,622
100,000 Hershey Co 2 .650 06/01/50 60,960
1,500,000 Hormel Foods Corp 1 .700 06/03/28 1,402,136
1,500,000 Hormel Foods Corp 1 .800 06/11/30 1,333,584
300,000 Ingredion, Inc 3 .200 10/01/26 295,190
750,000 Ingredion, Inc 3 .900 06/01/50 551,563
200,000 J M Smucker Co 3 .375 12/15/27 196,347
1,000,000 J M Smucker Co 5 .900 11/15/28 1,050,882
150,000 J M Smucker Co 2 .375 03/15/30 136,554
129,000 J M Smucker Co 2 .125 03/15/32 109,073
1,000,000 J M Smucker Co 6 .200 11/15/33 1,073,290
300,000 J M Smucker Co 4 .250 03/15/35 278,659
250,000 J M Smucker Co 6 .500 11/15/43 265,211
300,000 J M Smucker Co 4 .375 03/15/45 245,052
1,250,000 (a) J M Smucker Co 6 .500 11/15/53 1,335,785
2,000,000 JBS USA Holding Lux Sarl 6 .750 03/15/34 2,183,330
1,000,000 (b),(c) JBS USA Holding Lux Sarl 5 .500 01/15/36 1,001,470
1,000,000 JBS USA Holding Lux Sarl 7 .250 11/15/53 1,125,872
1,000,000 (b),(c) JBS USA Holding Lux Sarl 6 .250 03/01/56 1,003,320
1,000,000 (b),(c) JBS USA Holding Lux Sarl 6 .375 04/15/66 1,007,370
3,000,000 JBS USA LUX S.A. 5 .125 02/01/28 3,061,200
2,179,000 JBS USA LUX S.A. 5 .750 04/01/33 2,239,838
2,000,000 JBS USA LUX S.A. 6 .500 12/01/52 2,075,078
1,000,000 (c) JBS USA LUX Sarl 5 .950 04/20/35 1,035,980
1,000,000 (c) JBS USA LUX Sarl 6 .375 02/25/55 1,026,590
1,000,000 Kellanova 5 .750 05/16/54 982,515
200,000 Kellogg Co 3 .400 11/15/27 196,952
275,000 Kellogg Co 2 .100 06/01/30 246,838
150,000 Kellogg Co 4 .500 04/01/46 128,220
1,000,000 Keurig Dr Pepper, Inc 5 .050 03/15/29 1,022,292
1,000,000 Keurig Dr Pepper, Inc 3 .950 04/15/29 983,728
750,000 Keurig Dr Pepper, Inc 3 .200 05/01/30 707,130

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 1.0% (continued)
$ 500,000 Keurig Dr Pepper, Inc 2 .250% 03/15/31 $ 441,334
1,000,000 Keurig Dr Pepper, Inc 5 .200 03/15/31 1,031,896
2,000,000 Keurig Dr Pepper, Inc 4 .050 04/15/32 1,921,952
500,000 Keurig Dr Pepper, Inc 5 .300 03/15/34 511,773
500,000 Keurig Dr Pepper, Inc 4 .420 12/15/46 411,626
1,500,000 Keurig Dr Pepper, Inc 3 .350 03/15/51 1,007,662
500,000 Keurig Dr Pepper, Inc 4 .500 04/15/52 411,915
1,500,000 Kraft Heinz Foods Co 3 .875 05/15/27 1,488,157
1,000,000 Kraft Heinz Foods Co 3 .750 04/01/30 968,035
2,000,000 Kraft Heinz Foods Co 5 .200 03/15/32 2,036,274
2,000,000 (a) Kraft Heinz Foods Co 5 .400 03/15/35 2,026,368
1,000,000 Kraft Heinz Foods Co 5 .200 07/15/45 906,377
4,000,000 Kraft Heinz Foods Co 4 .875 10/01/49 3,434,305
1,500,000 Kraft Heinz Foods Co 5 .500 06/01/50 1,403,482
500,000 McCormick & Co, Inc 2 .500 04/15/30 458,080
325,000 McCormick & Co, Inc 1 .850 02/15/31 281,897
500,000 McCormick & Co, Inc 4 .950 04/15/33 504,348
500,000 McCormick & Co, Inc 4 .700 10/15/34 484,907
400,000 McCormick & Co, Inc 4 .200 08/15/47 319,116
350,000 Mead Johnson Nutrition Co 4 .600 06/01/44 302,097
1,025,000 Molson Coors Beverage Co 3 .000 07/15/26 1,009,746
525,000 Molson Coors Beverage Co 5 .000 05/01/42 478,864
1,550,000 Molson Coors Beverage Co 4 .200 07/15/46 1,236,604
1,000,000 Mondelez International, Inc 4 .750 02/20/29 1,017,827
356,000 Mondelez International, Inc 2 .750 04/13/30 330,567
1,000,000 Mondelez International, Inc 4 .500 05/06/30 999,147
400,000 Mondelez International, Inc 1 .500 02/04/31 341,197
725,000 (a) Mondelez International, Inc 1 .875 10/15/32 606,893
1,000,000 Mondelez International, Inc 4 .750 08/28/34 987,717
1,000,000 Mondelez International, Inc 5 .125 05/06/35 1,005,286
1,200,000 Mondelez International, Inc 2 .625 09/04/50 708,715
1,500,000 PepsiCo Singapore Financing I Pte Ltd 4 .550 02/16/29 1,521,947
2,000,000 PepsiCo Singapore Financing I Pte Ltd 4 .700 02/16/34 1,990,162
1,000,000 PepsiCo, Inc 4 .450 02/07/28 1,012,405
1,500,000 PepsiCo, Inc 4 .450 05/15/28 1,522,599
1,000,000 PepsiCo, Inc 4 .500 07/17/29 1,015,942
1,000,000 PepsiCo, Inc 4 .600 02/07/30 1,018,474
500,000 PepsiCo, Inc 2 .750 03/19/30 468,882
2,275,000 PepsiCo, Inc 1 .625 05/01/30 2,019,670
2,000,000 PepsiCo, Inc 1 .400 02/25/31 1,715,164
2,000,000 PepsiCo, Inc 1 .950 10/21/31 1,738,235
1,100,000 PepsiCo, Inc 3 .900 07/18/32 1,063,143
1,000,000 PepsiCo, Inc 4 .800 07/17/34 1,006,505
1,000,000 (a) PepsiCo, Inc 5 .000 02/07/35 1,015,203
575,000 PepsiCo, Inc 2 .625 10/21/41 406,414
750,000 PepsiCo, Inc 2 .875 10/15/49 492,602
1,000,000 PepsiCo, Inc 2 .750 10/21/51 623,875
1,000,000 PepsiCo, Inc 4 .200 07/18/52 819,419
2,500,000 PepsiCo, Inc 4 .650 02/15/53 2,203,935
1,000,000 PepsiCo, Inc 5 .250 07/17/54 969,222
400,000 Philip Morris Interanational, Inc 6 .375 05/16/38 444,045
1,500,000 Philip Morris International, Inc 5 .125 11/17/27 1,530,005
1,000,000 Philip Morris International, Inc 5 .250 09/07/28 1,028,552
1,000,000 Philip Morris International, Inc 4 .875 02/13/29 1,017,644
1,450,000 Philip Morris International, Inc 3 .375 08/15/29 1,398,622
1,000,000 Philip Morris International, Inc 4 .625 11/01/29 1,009,327
1,500,000 Philip Morris International, Inc 5 .625 11/17/29 1,575,055
2,000,000 Philip Morris International, Inc 5 .125 02/15/30 2,057,652
450,000 Philip Morris International, Inc 2 .100 05/01/30 405,383
1,000,000 Philip Morris International, Inc 5 .500 09/07/30 1,045,305
1,000,000 Philip Morris International, Inc 1 .750 11/01/30 871,462
1,000,000 Philip Morris International, Inc 5 .125 02/13/31 1,029,946

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 1.0% (continued)
$ 1,000,000 Philip Morris International, Inc 4 .750% 11/01/31 $ 1,007,364
1,500,000 Philip Morris International, Inc 5 .750 11/17/32 1,585,797
2,500,000 Philip Morris International, Inc 5 .375 02/15/33 2,581,791
1,000,000 Philip Morris International, Inc 5 .625 09/07/33 1,047,852
1,500,000 Philip Morris International, Inc 5 .250 02/13/34 1,529,908
1,000,000 Philip Morris International, Inc 4 .900 11/01/34 995,239
225,000 Philip Morris International, Inc 4 .375 11/15/41 196,115
200,000 Philip Morris International, Inc 4 .500 03/20/42 176,191
275,000 Philip Morris International, Inc 3 .875 08/21/42 223,644
300,000 Philip Morris International, Inc 4 .125 03/04/43 251,038
200,000 Philip Morris International, Inc 4 .875 11/15/43 183,352
2,000,000 Philip Morris International, Inc 4 .250 11/10/44 1,698,252
2,000,000 Pilgrim's Pride Corp 6 .250 07/01/33 2,114,560
750,000 Pilgrim's Pride Corp 6 .875 05/15/34 821,402
750,000 Reynolds American, Inc 5 .700 08/15/35 765,618
65,000 Reynolds American, Inc 7 .250 06/15/37 72,662
200,000 Reynolds American, Inc 6 .150 09/15/43 202,332
1,775,000 Reynolds American, Inc 5 .850 08/15/45 1,712,520
1,150,000 Tyson Foods, Inc 3 .550 06/02/27 1,134,166
500,000 Tyson Foods, Inc 4 .350 03/01/29 496,964
1,000,000 Tyson Foods, Inc 5 .400 03/15/29 1,030,978
1,000,000 Tyson Foods, Inc 5 .700 03/15/34 1,035,242
500,000 Tyson Foods, Inc 5 .150 08/15/44 454,676
300,000 Tyson Foods, Inc 4 .550 06/02/47 249,336
1,700,000 Tyson Foods, Inc 5 .100 09/28/48 1,522,611
TOTAL FOOD, BEVERAGE & TOBACCO 247,547,152
HEALTH CARE EQUIPMENT & SERVICES - 1.4%
1,708,000 Abbott Laboratories 3 .750 11/30/26 1,702,374
625,000 Abbott Laboratories 1 .150 01/30/28 584,530
200,000 Abbott Laboratories 1 .400 06/30/30 176,007
2,750,000 Abbott Laboratories 4 .750 11/30/36 2,737,019
3,450,000 Abbott Laboratories 4 .900 11/30/46 3,265,536
1,000,000 AdventHealth Obligated Group 2 .795 11/15/51 614,010
500,000 Adventist Health System 2 .952 03/01/29 464,364
1,000,000 Adventist Health System 5 .430 03/01/32 1,004,341
295,000 Adventist Health System 5 .757 12/01/34 295,355
500,000 (a) Adventist Health System 3 .630 03/01/49 333,579
200,000 Advocate Health & Hospitals Corp 3 .829 08/15/28 197,665
750,000 Advocate Health & Hospitals Corp 2 .211 06/15/30 678,227
100,000 Advocate Health & Hospitals Corp 4 .272 08/15/48 82,630
600,000 Advocate Health & Hospitals Corp 3 .387 10/15/49 422,777
500,000 Advocate Health & Hospitals Corp 3 .008 06/15/50 331,472
440,000 Aetna, Inc 6 .625 06/15/36 472,206
350,000 Aetna, Inc 4 .500 05/15/42 286,349
1,500,000 AHS Hospital Corp 2 .780 07/01/51 917,701
200,000 Allina Health System 3 .887 04/15/49 153,910
520,000 Allina Health System 2 .902 11/15/51 315,414
200,000 AmerisourceBergen Corp 3 .450 12/15/27 196,283
1,000,000 AmerisourceBergen Corp 2 .800 05/15/30 928,619
1,000,000 AmerisourceBergen Corp 2 .700 03/15/31 902,840
700,000 AmerisourceBergen Corp 4 .300 12/15/47 566,728
1,000,000 Ascension Health 2 .532 11/15/29 932,114
1,000,000 Ascension Health 3 .106 11/15/39 782,536
875,000 Ascension Health 3 .945 11/15/46 695,436
200,000 Ascension Health 4 .847 11/15/53 177,164
500,000 Banner Health 2 .338 01/01/30 459,353
750,000 Banner Health 1 .897 01/01/31 657,393
750,000 Banner Health 2 .913 01/01/51 476,033
1,000,000 Baptist Health South Florida Obligated Group 3 .115 11/15/71 574,319
1,000,000 Baptist Healthcare System Obligated Group 3 .540 08/15/50 682,350
475,000 Baxter International, Inc 2 .600 08/15/26 466,051
1,350,000 Baxter International, Inc 2 .272 12/01/28 1,256,790

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.4% (continued)
$ 1,000,000 Baxter International, Inc 1 .730% 04/01/31 $ 853,635
1,150,000 Baxter International, Inc 2 .539 02/01/32 1,002,322
300,000 Baxter International, Inc 3 .500 08/15/46 214,177
1,000,000 Baxter International, Inc 3 .132 12/01/51 638,628
750,000 BayCare Health System, Inc 3 .831 11/15/50 574,058
1,500,000 Baylor Scott & White Holdings 1 .777 11/15/30 1,313,729
290,000 Baylor Scott & White Holdings 4 .185 11/15/45 239,955
200,000 Baylor Scott & White Holdings 3 .967 11/15/46 158,789
1,000,000 Baylor Scott & White Holdings 2 .839 11/15/50 629,766
1,000,000 Becton Dickinson & Co 4 .693 02/13/28 1,009,772
1,000,000 Becton Dickinson & Co 4 .874 02/08/29 1,014,110
1,000,000 Becton Dickinson & Co 5 .081 06/07/29 1,021,761
675,000 Becton Dickinson & Co 2 .823 05/20/30 624,860
1,500,000 Becton Dickinson & Co 1 .957 02/11/31 1,301,742
1,000,000 Becton Dickinson & Co 4 .298 08/22/32 970,135
1,000,000 Becton Dickinson & Co 5 .110 02/08/34 1,002,413
343,000 Becton Dickinson & Co 4 .685 12/15/44 298,495
1,000,000 Becton Dickinson & Co 4 .669 06/06/47 857,581
447,000 Becton Dickinson & Co 3 .794 05/20/50 333,011
235,000 Beth Israel Lahey Health, Inc 3 .080 07/01/51 144,619
200,000 Bon Secours Mercy Health, Inc 4 .302 07/01/28 200,362
2,500,000 Boston Scientific Corp 2 .650 06/01/30 2,314,430
343,000 Boston Scientific Corp 4 .550 03/01/39 324,485
256,000 Boston Scientific Corp 4 .700 03/01/49 230,251
1,475,000 Cardinal Health, Inc 3 .410 06/15/27 1,453,362
1,000,000 Cardinal Health, Inc 5 .125 02/15/29 1,025,455
1,000,000 Cardinal Health, Inc 5 .000 11/15/29 1,019,324
1,000,000 Cardinal Health, Inc 5 .450 02/15/34 1,028,985
1,000,000 Cardinal Health, Inc 5 .350 11/15/34 1,019,835
100,000 Cardinal Health, Inc 4 .600 03/15/43 85,669
200,000 Cardinal Health, Inc 4 .500 11/15/44 167,961
200,000 Cardinal Health, Inc 4 .900 09/15/45 176,729
500,000 Cardinal Health, Inc 4 .368 06/15/47 407,875
500,000 Cardinal Health, Inc 5 .750 11/15/54 492,825
1,000,000 Cedars-Sinai Health System 2 .288 08/15/31 867,820
750,000 Cencora, Inc 4 .850 12/15/29 761,866
500,000 Cencora, Inc 5 .150 02/15/35 504,243
500,000 Cencora,,Inc 5 .125 02/15/34 503,949
2,000,000 Centene Corp 2 .450 07/15/28 1,857,270
2,000,000 Centene Corp 3 .000 10/15/30 1,787,042
2,000,000 Centene Corp 2 .500 03/01/31 1,721,974
2,000,000 Centene Corp 2 .625 08/01/31 1,713,607
1,000,000 Children's Health System of Texas 2 .511 08/15/50 581,295
100,000 Children's Hospital Corp 4 .115 01/01/47 82,218
1,000,000 Children's Hospital Corp 2 .585 02/01/50 601,301
1,000,000 Children's Hospital of Philadelphia 2 .704 07/01/50 607,882
200,000 Christus Health 4 .341 07/01/28 199,871
300,000 Cigna Group 3 .050 10/15/27 292,337
2,000,000 Cigna Group 4 .375 10/15/28 2,002,405
1,000,000 Cigna Group 5 .000 05/15/29 1,022,560
218,000 Cigna Group 2 .400 03/15/30 198,929
550,000 Cigna Group 2 .375 03/15/31 488,945
1,000,000 Cigna Group 5 .125 05/15/31 1,028,620
2,500,000 Cigna Group 5 .400 03/15/33 2,583,700
1,000,000 Cigna Group 5 .250 02/15/34 1,015,886
1,700,000 Cigna Group 4 .800 08/15/38 1,598,225
225,000 Cigna Group 3 .200 03/15/40 172,291
93,000 Cigna Group 6 .125 11/15/41 96,639
975,000 Cigna Group 4 .800 07/15/46 848,218
1,150,000 Cigna Group 3 .875 10/15/47 864,231
2,450,000 Cigna Group 4 .900 12/15/48 2,138,944
750,000 Cigna Group 3 .400 03/15/50 508,548

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.4% (continued)
$ 1,100,000 Cigna Group 3 .400% 03/15/51 $ 736,458
1,875,000 Cigna Group 5 .600 02/15/54 1,798,862
600,000 City of Hope 4 .378 08/15/48 476,295
750,000 CommonSpirit Health 6 .073 11/01/27 776,138
1,000,000 CommonSpirit Health 3 .347 10/01/29 956,211
1,000,000 CommonSpirit Health 2 .782 10/01/30 915,444
1,000,000 CommonSpirit Health 5 .205 12/01/31 1,026,091
760,000 CommonSpirit Health 5 .318 12/01/34 761,632
300,000 CommonSpirit Health 4 .350 11/01/42 250,962
750,000 CommonSpirit Health 3 .817 10/01/49 546,490
715,000 CommonSpirit Health 4 .187 10/01/49 551,493
500,000 CommonSpirit Health 3 .910 10/01/50 370,191
750,000 CommonSpirit Health 6 .461 11/01/52 794,480
905,000 CommonSpirit Health 5 .548 12/01/54 850,398
750,000 Community Health Network, Inc 3 .099 05/01/50 472,204
500,000 Corewell Health Obligated Group 3 .487 07/15/49 354,397
485,000 Cottage Health Obligated Group 3 .304 11/01/49 335,932
1,050,000 CVS Health Corp 2 .875 06/01/26 1,033,989
6,000,000 CVS Health Corp 1 .300 08/21/27 5,625,132
1,000,000 CVS Health Corp 5 .000 01/30/29 1,015,211
1,500,000 CVS Health Corp 5 .400 06/01/29 1,543,748
275,000 CVS Health Corp 3 .250 08/15/29 261,367
2,000,000 CVS Health Corp 5 .125 02/21/30 2,036,104
1,825,000 CVS Health Corp 1 .750 08/21/30 1,577,409
1,000,000 CVS Health Corp 5 .250 01/30/31 1,022,396
1,525,000 CVS Health Corp 1 .875 02/28/31 1,305,378
1,000,000 CVS Health Corp 5 .550 06/01/31 1,038,803
1,000,000 CVS Health Corp 2 .125 09/15/31 855,417
2,000,000 CVS Health Corp 5 .250 02/21/33 2,013,362
850,000 CVS Health Corp 5 .300 06/01/33 857,203
500,000 CVS Health Corp 5 .700 06/01/34 514,798
4,100,000 CVS Health Corp 4 .780 03/25/38 3,762,687
400,000 CVS Health Corp 5 .300 12/05/43 363,218
1,000,000 CVS Health Corp 6 .000 06/01/44 988,401
1,800,000 CVS Health Corp 5 .125 07/20/45 1,594,106
6,525,000 CVS Health Corp 5 .050 03/25/48 5,633,997
2,000,000 CVS Health Corp 5 .625 02/21/53 1,850,062
1,500,000 CVS Health Corp 5 .875 06/01/53 1,433,213
1,500,000 CVS Health Corp 6 .050 06/01/54 1,470,063
1,500,000 CVS Health Corp 6 .000 06/01/63 1,433,869
100,000 Dartmouth-Hitchcock Health 4 .178 08/01/48 75,408
1,000,000 DENTSPLY SIRONA, Inc 3 .250 06/01/30 912,754
300,000 DH Europe Finance II Sarl 2 .600 11/15/29 280,152
550,000 DH Europe Finance II Sarl 3 .250 11/15/39 442,436
200,000 Dignity Health 5 .267 11/01/64 176,273
400,000 Duke University Health System, Inc 3 .920 06/01/47 315,495
400,000 Edwards Lifesciences Corp 4 .300 06/15/28 399,383
2,000,000 Elevance Health, Inc 4 .750 02/15/30 2,023,709
1,500,000 Elevance Health, Inc 2 .250 05/15/30 1,354,109
1,000,000 Elevance Health, Inc 2 .550 03/15/31 897,923
2,000,000 Elevance Health, Inc 4 .950 11/01/31 2,027,965
50,000 Elevance Health, Inc 4 .100 05/15/32 48,005
500,000 Elevance Health, Inc 5 .500 10/15/32 521,266
1,000,000 Elevance Health, Inc 4 .750 02/15/33 993,726
1,500,000 Elevance Health, Inc 5 .375 06/15/34 1,533,152
2,500,000 Elevance Health, Inc 5 .200 02/15/35 2,526,166
1,150,000 Elevance Health, Inc 4 .625 05/15/42 1,008,756
125,000 Elevance Health, Inc 4 .650 01/15/43 109,591
500,000 Elevance Health, Inc 5 .100 01/15/44 460,135
425,000 Elevance Health, Inc 4 .650 08/15/44 369,332
625,000 Elevance Health, Inc 4 .375 12/01/47 510,849
1,800,000 Elevance Health, Inc 4 .550 03/01/48 1,500,049

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.4% (continued)
$ 500,000 Elevance Health, Inc 3 .700% 09/15/49 $ 359,025
650,000 Elevance Health, Inc 3 .125 05/15/50 422,666
425,000 Elevance Health, Inc 3 .600 03/15/51 299,106
600,000 Elevance Health, Inc 4 .550 05/15/52 490,671
1,750,000 Elevance Health, Inc 6 .100 10/15/52 1,783,370
450,000 Elevance Health, Inc 5 .125 02/15/53 401,774
900,000 Elevance Health, Inc 5 .650 06/15/54 864,821
500,000 Elevance Health, Inc 5 .850 11/01/64 485,489
865,000 Fred Hutchinson Cancer Center 4 .966 01/01/52 760,477
1,000,000 GE HealthCare Technologies, Inc 5 .650 11/15/27 1,030,275
150,000 GE HealthCare Technologies, Inc 4 .800 08/14/29 152,199
1,000,000 GE HealthCare Technologies, Inc 5 .857 03/15/30 1,056,131
1,000,000 GE HealthCare Technologies, Inc 4 .800 01/15/31 1,008,265
1,500,000 GE HealthCare Technologies, Inc 5 .905 11/22/32 1,594,502
1,000,000 GE HealthCare Technologies, Inc 5 .500 06/15/35 1,024,035
1,500,000 GE HealthCare Technologies, Inc 6 .377 11/22/52 1,616,122
750,000 Hackensack Meridian Health, Inc 2 .675 09/01/41 522,314
200,000 Hackensack Meridian Health, Inc 4 .211 07/01/48 162,363
750,000 Hackensack Meridian Health, Inc 2 .875 09/01/50 469,845
200,000 Hackensack Meridian Health, Inc 4 .500 07/01/57 161,891
685,000 Hartford HealthCare Corp 3 .447 07/01/54 474,100
2,000,000 HCA, Inc 3 .125 03/15/27 1,958,243
525,000 HCA, Inc 5 .000 03/01/28 532,800
1,000,000 HCA, Inc 3 .375 03/15/29 960,755
1,500,000 HCA, Inc 4 .125 06/15/29 1,473,794
1,000,000 HCA, Inc 5 .250 03/01/30 1,025,194
2,000,000 HCA, Inc 3 .500 09/01/30 1,891,266
2,500,000 HCA, Inc 5 .450 04/01/31 2,577,846
2,000,000 HCA, Inc 2 .375 07/15/31 1,740,754
1,000,000 HCA, Inc 5 .500 03/01/32 1,032,032
2,000,000 HCA, Inc 3 .625 03/15/32 1,844,772
2,000,000 HCA, Inc 5 .500 06/01/33 2,047,623
1,500,000 HCA, Inc 5 .600 04/01/34 1,534,721
1,000,000 HCA, Inc 5 .450 09/15/34 1,008,654
1,000,000 HCA, Inc 5 .750 03/01/35 1,028,373
225,000 HCA, Inc 5 .125 06/15/39 211,608
125,000 HCA, Inc 4 .375 03/15/42 104,148
875,000 HCA, Inc 5 .500 06/15/47 813,103
1,500,000 HCA, Inc 5 .250 06/15/49 1,332,539
1,000,000 HCA, Inc 3 .500 07/15/51 662,425
1,700,000 HCA, Inc 4 .625 03/15/52 1,366,150
500,000 HCA, Inc 5 .900 06/01/53 482,777
1,500,000 HCA, Inc 6 .000 04/01/54 1,467,451
1,000,000 HCA, Inc 5 .950 09/15/54 971,857
1,000,000 HCA, Inc 6 .200 03/01/55 1,007,122
750,000 (a) HCA, Inc 6 .100 04/01/64 731,403
1,000,000 Hoag Memorial Hospital Presbyterian 3 .803 07/15/52 753,385
500,000 Humana, Inc 5 .750 03/01/28 515,922
750,000 Humana, Inc 5 .750 12/01/28 779,979
500,000 Humana, Inc 3 .700 03/23/29 484,554
175,000 Humana, Inc 3 .125 08/15/29 164,925
1,000,000 Humana, Inc 5 .375 04/15/31 1,022,927
325,000 Humana, Inc 2 .150 02/03/32 273,015
500,000 Humana, Inc 5 .875 03/01/33 516,718
750,000 Humana, Inc 5 .950 03/15/34 779,800
1,500,000 Humana, Inc 5 .550 05/01/35 1,508,389
200,000 Humana, Inc 4 .625 12/01/42 165,952
300,000 Humana, Inc 4 .950 10/01/44 258,586
600,000 Humana, Inc 4 .800 03/15/47 496,564
500,000 Humana, Inc 3 .950 08/15/49 360,412
1,500,000 Humana, Inc 5 .500 03/15/53 1,346,758
500,000 Humana, Inc 5 .750 04/15/54 465,759

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.4% (continued)
$ 1,000,000 Humana, Inc 6 .000% 05/01/55 $ 963,265
500,000 Icon Investments Six Dac 5 .849 05/08/29 518,702
1,000,000 Icon Investments Six Dac 6 .000 05/08/34 1,021,979
200,000 Indiana University Health, Inc Obligated Group 3 .970 11/01/48 158,107
1,500,000 Indiana University Health, Inc Obligated Group 2 .852 11/01/51 935,120
1,000,000 Inova Health System Foundation 4 .068 05/15/52 789,998
760,000 Integris Baptist Medical Center, Inc 3 .875 08/15/50 539,660
445,000 Iowa Health System 3 .665 02/15/50 328,141
900,000 IQVIA, Inc 5 .700 05/15/28 922,878
1,000,000 IQVIA, Inc 6 .250 02/01/29 1,045,151
350,000 Johns Hopkins Health System Corp 3 .837 05/15/46 272,958
500,000 Kaiser Foundation Hospitals 3 .150 05/01/27 490,658
1,400,000 Kaiser Foundation Hospitals 2 .810 06/01/41 998,392
100,000 Kaiser Foundation Hospitals 4 .875 04/01/42 92,805
1,265,000 Kaiser Foundation Hospitals 4 .150 05/01/47 1,030,111
1,000,000 Kaiser Foundation Hospitals 3 .266 11/01/49 691,250
1,000,000 Kaiser Foundation Hospitals 3 .002 06/01/51 646,826
755,000 Koninklijke Philips NV 5 .000 03/15/42 676,509
1,000,000 Laboratory Corp of America Holdings 4 .350 04/01/30 993,215
1,000,000 Laboratory Corp of America Holdings 2 .700 06/01/31 899,860
1,000,000 Laboratory Corp of America Holdings 4 .550 04/01/32 984,508
1,000,000 Laboratory Corp of America Holdings 4 .800 10/01/34 977,592
800,000 Laboratory Corp of America Holdings 4 .700 02/01/45 701,427
100,000 Mass General Brigham, Inc 3 .765 07/01/48 75,671
750,000 Mass General Brigham, Inc 3 .192 07/01/49 507,765
100,000 (a) Mass General Brigham, Inc 4 .117 07/01/55 78,558
1,000,000 Mass General Brigham, Inc 3 .342 07/01/60 653,254
200,000 Mayo Clinic 4 .000 11/15/47 154,548
200,000 Mayo Clinic 4 .128 11/15/52 160,529
1,500,000 Mayo Clinic 3 .196 11/15/61 928,166
500,000 McKesson Corp 1 .300 08/15/26 484,219
1,500,000 McKesson Corp 4 .250 09/15/29 1,497,924
500,000 McKesson Corp 4 .650 05/30/30 504,074
500,000 McKesson Corp 4 .950 05/30/32 506,705
350,000 McKesson Corp 5 .100 07/15/33 358,109
500,000 McKesson Corp 5 .250 05/30/35 507,910
200,000 McLaren Health Care Corp 4 .386 05/15/48 167,099
135,000 MedStar Health, Inc 3 .626 08/15/49 95,688
575,000 Medtronic Global Holdings S.C.A 4 .250 03/30/28 577,947
1,000,000 Medtronic Global Holdings S.C.A 4 .500 03/30/33 989,844
2,777,000 Medtronic, Inc 4 .375 03/15/35 2,686,372
1,074,000 Medtronic, Inc 4 .625 03/15/45 966,181
500,000 Memorial Health Services 3 .447 11/01/49 356,013
1,000,000 Memorial Sloan-Kettering Cancer Center 2 .955 01/01/50 647,017
200,000 Memorial Sloan-Kettering Cancer Center 4 .125 07/01/52 157,894
500,000 Memorial Sloan-Kettering Cancer Center 4 .200 07/01/55 400,229
1,000,000 Methodist Hospital 2 .705 12/01/50 602,870
500,000 Montefiore Obligated Group 5 .246 11/01/48 405,726
750,000 Montefiore Obligated Group 4 .287 09/01/50 507,637
1,000,000 Mount Nittany Medical Center Obligated Group 3 .799 11/15/52 741,528
100,000 Mount Sinai Hospitals Group, Inc 3 .981 07/01/48 71,342
600,000 Mount Sinai Hospitals Group, Inc 3 .737 07/01/49 400,542
895,000 Mount Sinai Hospitals Group, Inc 3 .391 07/01/50 547,995
380,000 MyMichigan Health 3 .409 06/01/50 267,955
1,000,000 Nationwide Children's Hospital, Inc 4 .556 11/01/52 852,399
1,000,000 New York and Presbyterian Hospital 2 .256 08/01/40 687,165
300,000 New York and Presbyterian Hospital 4 .024 08/01/45 244,517
150,000 New York and Presbyterian Hospital 4 .063 08/01/56 116,128
1,000,000 (a) New York and Presbyterian Hospital 2 .606 08/01/60 542,894
500,000 New York and Presbyterian Hospital 3 .954 08/01/19 341,367
140,000 Northwell Healthcare, Inc 3 .979 11/01/46 107,625
675,000 Northwell Healthcare, Inc 4 .260 11/01/47 536,578

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.4% (continued)
$ 500,000 Northwell Healthcare, Inc 3 .809% 11/01/49 $ 358,080
1,000,000 Northwestern Memorial Healthcare Obligated Group 2 .633 07/15/51 605,528
1,000,000 Novant Health, Inc 2 .637 11/01/36 783,032
1,000,000 (a) Novant Health, Inc 3 .318 11/01/61 631,762
1,000,000 NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2 .667 10/01/50 593,944
350,000 NYU Langone Hospitals 5 .750 07/01/43 350,940
250,000 NYU Langone Hospitals 4 .368 07/01/47 214,225
915,000 (a) NYU Langone Hospitals 3 .380 07/01/55 615,545
1,000,000 Ochsner LSU Health System of North Louisiana 2 .510 05/15/31 819,405
1,000,000 OhioHealth Corp 2 .297 11/15/31 874,776
750,000 OhioHealth Corp 3 .042 11/15/50 515,245
100,000 Orlando Health Obligated Group 4 .089 10/01/48 80,302
1,000,000 Orlando Health Obligated Group 3 .327 10/01/50 700,084
200,000 PeaceHealth Obligated Group 4 .787 11/15/48 166,787
750,000 PeaceHealth Obligated Group 3 .218 11/15/50 463,985
500,000 Piedmont Healthcare, Inc 2 .044 01/01/32 417,752
500,000 Piedmont Healthcare, Inc 2 .719 01/01/42 348,314
1,000,000 Piedmont Healthcare, Inc 2 .864 01/01/52 609,667
725,000 Presbyterian Healthcare Services 4 .875 08/01/52 642,000
200,000 Providence St. Joseph Health Obligated Group 2 .746 10/01/26 195,773
570,000 Providence St. Joseph Health Obligated Group 2 .532 10/01/29 524,844
1,000,000 Providence St. Joseph Health Obligated Group 5 .369 10/01/32 1,017,051
945,000 Providence St. Joseph Health Obligated Group 5 .403 10/01/33 954,027
100,000 Providence St. Joseph Health Obligated Group 3 .744 10/01/47 72,967
350,000 Providence St. Joseph Health Obligated Group 3 .930 10/01/48 261,159
1,000,000 Providence St. Joseph Health Obligated Group 2 .700 10/01/51 557,544
785,000 Queen's Health Systems 4 .810 07/01/52 701,145
225,000 Quest Diagnostics, Inc 3 .450 06/01/26 223,109
500,000 Quest Diagnostics, Inc 4 .600 12/15/27 504,526
500,000 Quest Diagnostics, Inc 4 .200 06/30/29 497,848
500,000 Quest Diagnostics, Inc 4 .625 12/15/29 504,928
750,000 Quest Diagnostics, Inc 2 .950 06/30/30 697,968
500,000 Quest Diagnostics, Inc 2 .800 06/30/31 453,526
250,000 Quest Diagnostics, Inc 6 .400 11/30/33 273,908
1,000,000 Quest Diagnostics, Inc 5 .000 12/15/34 995,104
300,000 Quest Diagnostics, Inc 4 .700 03/30/45 261,019
1,500,000 Rady Children's Hospital-San Diego 3 .154 08/15/51 985,640
390,000 Rush Obligated Group 3 .922 11/15/29 382,480
425,000 Sentara Healthcare 2 .927 11/01/51 269,551
1,000,000 Sharp HealthCare 2 .680 08/01/50 611,667
1,000,000 Smith & Nephew plc 2 .032 10/14/30 875,821
500,000 Smith & Nephew plc 5 .400 03/20/34 507,124
400,000 SSM Health Care Corp 3 .823 06/01/27 396,765
500,000 SSM Health Care Corp 4 .894 06/01/28 507,732
1,620,000 Stanford Health Care 3 .027 08/15/51 1,044,804
1,000,000 STERIS Irish FinCo UnLtd Co 2 .700 03/15/31 898,121
1,000,000 STERIS Irish FinCo UnLtd Co 3 .750 03/15/51 711,863
1,000,000 Stryker Corp 4 .550 02/10/27 1,006,050
500,000 Stryker Corp 3 .650 03/07/28 493,523
1,000,000 Stryker Corp 4 .850 12/08/28 1,019,240
1,250,000 Stryker Corp 4 .250 09/11/29 1,247,943
1,000,000 Stryker Corp 4 .850 02/10/30 1,020,250
600,000 Stryker Corp 1 .950 06/15/30 535,226
1,250,000 Stryker Corp 4 .625 09/11/34 1,230,730
1,000,000 Stryker Corp 5 .200 02/10/35 1,019,026
200,000 Stryker Corp 4 .100 04/01/43 165,584
200,000 Stryker Corp 4 .375 05/15/44 170,785
550,000 Stryker Corp 4 .625 03/15/46 486,561
575,000 Stryker Corp 2 .900 06/15/50 375,527
1,500,000 (a) Summa Health 3 .511 11/15/51 1,233,573
200,000 Sutter Health 3 .695 08/15/28 196,988
1,000,000 Sutter Health 2 .294 08/15/30 903,130

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.4% (continued)
$ 435,000 Sutter Health 5 .213% 08/15/32 $ 446,917
750,000 Sutter Health 5 .164 08/15/33 760,265
745,000 Sutter Health 5 .537 08/15/35 769,914
500,000 Sutter Health 3 .161 08/15/40 386,722
200,000 Sutter Health 4 .091 08/15/48 159,679
500,000 Sutter Health 3 .361 08/15/50 345,117
135,000 (a) Sutter Health 5 .547 08/15/53 133,042
1,000,000 Texas Health Resources 2 .328 11/15/50 561,126
100,000 Texas Health Resources 4 .330 11/15/55 81,308
450,000 Toledo Hospital 5 .750 11/15/38 449,471
2,000,000 Trinity Health Corp 2 .632 12/01/40 1,439,397
300,000 Trinity Health Corp 4 .125 12/01/45 245,271
185,000 Trinity Health Corp 3 .434 12/01/48 135,723
1,000,000 UMass Memorial Health Care Obligated Group 5 .363 07/01/52 903,514
200,000 UnitedHealth Group, Inc 3 .450 01/15/27 197,849
2,000,000 UnitedHealth Group, Inc 5 .250 02/15/28 2,052,850
2,375,000 UnitedHealth Group, Inc 3 .850 06/15/28 2,354,770
500,000 UnitedHealth Group, Inc 3 .875 12/15/28 493,536
1,500,000 UnitedHealth Group, Inc 4 .250 01/15/29 1,497,338
1,000,000 UnitedHealth Group, Inc 4 .700 04/15/29 1,011,259
1,500,000 UnitedHealth Group, Inc 4 .000 05/15/29 1,482,982
1,000,000 UnitedHealth Group, Inc 2 .875 08/15/29 943,857
1,000,000 UnitedHealth Group, Inc 5 .300 02/15/30 1,035,703
2,200,000 UnitedHealth Group, Inc 2 .000 05/15/30 1,968,707
2,000,000 UnitedHealth Group, Inc 4 .900 04/15/31 2,032,444
1,750,000 UnitedHealth Group, Inc 2 .300 05/15/31 1,542,276
1,000,000 UnitedHealth Group, Inc 4 .950 01/15/32 1,012,795
800,000 UnitedHealth Group, Inc 4 .200 05/15/32 774,414
1,500,000 UnitedHealth Group, Inc 5 .350 02/15/33 1,545,499
1,500,000 UnitedHealth Group, Inc 4 .500 04/15/33 1,461,935
1,500,000 UnitedHealth Group, Inc 5 .000 04/15/34 1,499,424
1,500,000 (a) UnitedHealth Group, Inc 5 .150 07/15/34 1,515,146
150,000 UnitedHealth Group, Inc 5 .800 03/15/36 157,680
365,000 UnitedHealth Group, Inc 6 .625 11/15/37 406,387
200,000 UnitedHealth Group, Inc 6 .875 02/15/38 227,356
275,000 UnitedHealth Group, Inc 3 .500 08/15/39 221,928
1,000,000 UnitedHealth Group, Inc 2 .750 05/15/40 725,508
1,500,000 UnitedHealth Group, Inc 3 .050 05/15/41 1,102,340
300,000 UnitedHealth Group, Inc 4 .375 03/15/42 257,226
350,000 UnitedHealth Group, Inc 3 .950 10/15/42 283,408
375,000 UnitedHealth Group, Inc 4 .250 03/15/43 314,927
1,500,000 UnitedHealth Group, Inc 5 .500 07/15/44 1,460,986
800,000 UnitedHealth Group, Inc 4 .200 01/15/47 642,700
300,000 UnitedHealth Group, Inc 4 .250 04/15/47 242,825
500,000 UnitedHealth Group, Inc 3 .750 10/15/47 372,210
1,700,000 UnitedHealth Group, Inc 4 .250 06/15/48 1,365,995
1,000,000 UnitedHealth Group, Inc 3 .700 08/15/49 727,997
4,000,000 UnitedHealth Group, Inc 2 .900 05/15/50 2,488,996
3,000,000 UnitedHealth Group, Inc 3 .250 05/15/51 1,989,896
450,000 UnitedHealth Group, Inc 4 .750 05/15/52 383,321
1,500,000 UnitedHealth Group, Inc 5 .875 02/15/53 1,502,879
1,500,000 UnitedHealth Group, Inc 5 .050 04/15/53 1,338,872
3,000,000 UnitedHealth Group, Inc 5 .375 04/15/54 2,804,452
100,000 UnitedHealth Group, Inc 5 .950 06/15/55 101,557
1,250,000 UnitedHealth Group, Inc 3 .875 08/15/59 880,819
1,000,000 UnitedHealth Group, Inc 3 .125 05/15/60 598,564
500,000 UnitedHealth Group, Inc 4 .950 05/15/62 429,072
1,000,000 UnitedHealth Group, Inc 6 .050 02/15/63 1,014,721
1,500,000 UnitedHealth Group, Inc 5 .200 04/15/63 1,336,603
2,000,000 UnitedHealth Group, Inc 5 .500 04/15/64 1,866,524
500,000 Universal Health Services, Inc 4 .625 10/15/29 494,375
1,000,000 Universal Health Services, Inc 2 .650 01/15/32 848,822

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.4% (continued)
$ 1,000,000 Universal Health Services, Inc 5 .050% 10/15/34 $ 954,218
500,000 University of Pittsburgh Medical Center 5 .035 05/15/33 501,481
500,000 University of Pittsburgh Medical Center 5 .377 05/15/43 475,281
370,000 WakeMed 3 .286 10/01/52 246,753
200,000 West Virginia United Health System Obligated Group 3 .129 06/01/50 125,452
500,000 Willis-Knighton Medical Center 3 .065 03/01/51 306,807
1,000,000 Yale Haven Health Services Corp 2 .496 07/01/50 575,898
1,000,000 Zimmer Biomet Holdings, Inc 5 .050 02/19/30 1,024,795
1,500,000 Zimmer Biomet Holdings, Inc 2 .600 11/24/31 1,325,642
1,000,000 Zimmer Biomet Holdings, Inc 5 .200 09/15/34 1,003,216
1,000,000 Zimmer Biomet Holdings, Inc 5 .500 02/19/35 1,025,800
TOTAL HEALTH CARE EQUIPMENT & SERVICES 339,415,296
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
500,000 Church & Dwight Co, Inc 3 .150 08/01/27 489,891
250,000 Church & Dwight Co, Inc 2 .300 12/15/31 218,128
500,000 Church & Dwight Co, Inc 5 .600 11/15/32 526,607
100,000 Church & Dwight Co, Inc 3 .950 08/01/47 77,928
725,000 Church & Dwight Co, Inc 5 .000 06/15/52 652,543
300,000 Clorox Co 3 .100 10/01/27 292,753
500,000 Clorox Co 3 .900 05/15/28 495,128
750,000 Clorox Co 4 .400 05/01/29 752,176
1,000,000 Clorox Co 1 .800 05/15/30 883,026
375,000 Clorox Co 4 .600 05/01/32 374,186
1,000,000 Colgate-Palmolive Co 3 .100 08/15/27 983,611
1,000,000 Colgate-Palmolive Co 4 .600 03/01/28 1,017,114
60,000 Colgate-Palmolive Co 6 .450 06/16/28 63,118
225,000 Colgate-Palmolive Co 3 .250 08/15/32 208,828
1,000,000 (a) Colgate-Palmolive Co 4 .600 03/01/33 1,009,955
300,000 Colgate-Palmolive Co 4 .000 08/15/45 252,092
550,000 Colgate-Palmolive Co 3 .700 08/01/47 431,747
450,000 Estee Lauder Cos, Inc 3 .150 03/15/27 442,920
200,000 Estee Lauder Cos, Inc 2 .375 12/01/29 184,353
100,000 Estee Lauder Cos, Inc 2 .600 04/15/30 92,206
1,500,000 Estee Lauder Cos, Inc 1 .950 03/15/31 1,306,040
750,000 Estee Lauder Cos, Inc 4 .650 05/15/33 738,848
1,000,000 (a) Estee Lauder Cos, Inc 5 .000 02/14/34 1,001,127
100,000 Estee Lauder Cos, Inc 6 .000 05/15/37 107,363
300,000 Estee Lauder Cos, Inc 4 .375 06/15/45 245,226
375,000 Estee Lauder Cos, Inc 4 .150 03/15/47 291,126
700,000 Estee Lauder Cos, Inc 3 .125 12/01/49 447,767
750,000 (a) Estee Lauder Cos, Inc 5 .150 05/15/53 712,560
1,900,000 Haleon US Capital LLC 3 .375 03/24/27 1,872,225
725,000 Haleon US Capital LLC 3 .375 03/24/29 701,076
1,500,000 Haleon US Capital LLC 3 .625 03/24/32 1,403,371
1,000,000 Haleon US Capital LLC 4 .000 03/24/52 772,018
1,000,000 Kenvue, Inc 5 .000 03/22/30 1,030,269
500,000 Kenvue, Inc 4 .850 05/22/32 506,014
1,250,000 Kenvue, Inc 4 .900 03/22/33 1,268,491
500,000 Kenvue, Inc 5 .100 03/22/43 483,118
1,250,000 Kenvue, Inc 5 .050 03/22/53 1,162,685
1,000,000 Kenvue, Inc 5 .200 03/22/63 925,146
200,000 Kimberly-Clark Corp 1 .050 09/15/27 187,947
412,000 Kimberly-Clark Corp 3 .950 11/01/28 410,890
1,500,000 Kimberly-Clark Corp 3 .200 04/25/29 1,454,850
1,500,000 Kimberly-Clark Corp 2 .000 11/02/31 1,322,760
500,000 Kimberly-Clark Corp 4 .500 02/16/33 500,443
200,000 Kimberly-Clark Corp 6 .625 08/01/37 230,499
725,000 Kimberly-Clark Corp 3 .200 07/30/46 509,096
200,000 Kimberly-Clark Corp 3 .900 05/04/47 156,979
300,000 Kimberly-Clark Corp 2 .875 02/07/50 193,398
1,000,000 Procter & Gamble Co 4 .350 01/29/29 1,013,852
1,000,000 Procter & Gamble Co 4 .150 10/24/29 1,006,743

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 0.2% (continued)
$ 2,000,000 Procter & Gamble Co 3 .000% 03/25/30 $ 1,908,485
1,150,000 Procter & Gamble Co 1 .200 10/29/30 992,610
1,500,000 Procter & Gamble Co 1 .950 04/23/31 1,330,178
1,500,000 Procter & Gamble Co 4 .050 01/26/33 1,480,530
2,000,000 Procter & Gamble Co 4 .550 01/29/34 2,005,899
1,000,000 Procter & Gamble Co 4 .550 10/24/34 999,648
225,000 Unilever Capital Corp 2 .000 07/28/26 219,944
800,000 Unilever Capital Corp 2 .900 05/05/27 784,773
1,150,000 Unilever Capital Corp 3 .500 03/22/28 1,135,163
700,000 Unilever Capital Corp 4 .875 09/08/28 716,916
1,000,000 Unilever Capital Corp 2 .125 09/06/29 921,914
175,000 Unilever Capital Corp 1 .375 09/14/30 151,879
200,000 Unilever Capital Corp 1 .750 08/12/31 172,718
430,000 Unilever Capital Corp 5 .900 11/15/32 468,805
700,000 Unilever Capital Corp 5 .000 12/08/33 717,259
1,300,000 Unilever Capital Corp 4 .625 08/12/34 1,290,088
500,000 Unilever Capital Corp 2 .625 08/12/51 305,342
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 47,012,388
INSURANCE - 0.8%
500,000 Aegon NV 5 .500 04/11/48 502,144
200,000 Aflac, Inc 2 .875 10/15/26 196,616
375,000 Aflac, Inc 3 .600 04/01/30 364,205
200,000 Aflac, Inc 4 .000 10/15/46 155,532
500,000 Aflac, Inc 4 .750 01/15/49 431,819
1,000,000 Alleghany Corp 3 .625 05/15/30 970,146
200,000 Alleghany Corp 4 .900 09/15/44 182,033
1,000,000 Alleghany Corp 3 .250 08/15/51 669,789
275,000 Allstate Corp 3 .280 12/15/26 271,213
1,500,000 Allstate Corp 5 .050 06/24/29 1,539,340
1,000,000 Allstate Corp 1 .450 12/15/30 851,268
600,000 Allstate Corp 5 .250 03/30/33 615,138
600,000 Allstate Corp 4 .500 06/15/43 521,571
975,000 Allstate Corp 4 .200 12/15/46 795,530
250,000 Allstate Corp 3 .850 08/10/49 191,248
200,000 Allstate Corp 7 .526 08/15/53 199,926
325,000 American Financial Group, Inc 5 .250 04/02/30 336,263
400,000 American Financial Group, Inc 4 .500 06/15/47 322,904
500,000 American International Group, Inc 4 .850 05/07/30 507,959
1,500,000 American International Group, Inc 5 .125 03/27/33 1,524,983
250,000 American International Group, Inc 5 .450 05/07/35 256,381
1,500,000 American International Group, Inc 4 .750 04/01/48 1,331,083
1,500,000 American International Group, Inc 4 .375 06/30/50 1,255,417
1,000,000 American National Group, Inc 5 .750 10/01/29 1,023,919
750,000 American National Group, Inc 6 .000 07/15/35 754,417
200,000 Aon Corp 4 .500 12/15/28 200,969
450,000 Aon Corp 3 .750 05/02/29 439,930
450,000 Aon Corp 2 .800 05/15/30 416,940
1,000,000 Aon Corp 2 .050 08/23/31 863,294
1,000,000 Aon Corp 2 .600 12/02/31 886,261
500,000 Aon Corp 5 .000 09/12/32 507,088
750,000 Aon Corp 5 .350 02/28/33 772,071
200,000 Aon Corp 6 .250 09/30/40 212,486
1,000,000 Aon Corp 2 .900 08/23/51 621,045
500,000 Aon Corp 3 .900 02/28/52 370,791
550,000 Aon Global Ltd 4 .750 05/15/45 480,354
1,000,000 Aon North America, Inc 5 .150 03/01/29 1,023,960
1,000,000 Aon North America, Inc 5 .300 03/01/31 1,034,275
1,500,000 Aon North America, Inc 5 .450 03/01/34 1,540,783
1,500,000 Aon North America, Inc 5 .750 03/01/54 1,478,161
1,050,000 Arch Capital Group Ltd 4 .011 12/15/26 1,045,332
200,000 Arch Capital Group Ltd 5 .031 12/15/46 180,693
600,000 Arch Capital Group Ltd 3 .635 06/30/50 437,317

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 0.8% (continued)
$ 300,000 Arch Capital Group US, Inc 5 .144% 11/01/43 $ 277,839
575,000 Arthur J Gallagher & Co 5 .000 02/15/32 582,753
500,000 Arthur J Gallagher & Co 5 .500 03/02/33 516,489
150,000 Arthur J Gallagher & Co 6 .500 02/15/34 164,570
1,500,000 Arthur J Gallagher & Co 5 .450 07/15/34 1,533,483
1,500,000 Arthur J Gallagher & Co 5 .150 02/15/35 1,500,707
125,000 Arthur J Gallagher & Co 3 .500 05/20/51 86,899
1,000,000 Arthur J Gallagher & Co 3 .050 03/09/52 630,540
250,000 Arthur J Gallagher & Co 6 .750 02/15/54 276,884
725,000 Arthur J Gallagher & Co 5 .750 07/15/54 710,873
1,400,000 Arthur J Gallagher & Co 5 .550 02/15/55 1,342,551
1,000,000 Aspen Insurance Holdings Ltd 5 .750 07/01/30 1,016,528
300,000 Assurant, Inc 4 .900 03/27/28 302,345
500,000 Assurant, Inc 3 .700 02/22/30 475,615
7,000 Assurant, Inc 6 .750 02/15/34 7,570
500,000 Assured Guaranty US Holdings, Inc 6 .125 09/15/28 525,448
1,000,000 Assured Guaranty US Holdings, Inc 3 .150 06/15/31 924,136
300,000 Assured Guaranty US Holdings, Inc 3 .600 09/15/51 204,344
500,000 Athene Holding Ltd 6 .150 04/03/30 530,556
500,000 (a) Athene Holding Ltd 6 .650 02/01/33 540,619
1,000,000 (a) Athene Holding Ltd 5 .875 01/15/34 1,035,585
500,000 Athene Holding Ltd 3 .950 05/25/51 353,234
500,000 Athene Holding Ltd 3 .450 05/15/52 317,642
1,000,000 Athene Holding Ltd 6 .250 04/01/54 986,913
500,000 Athene Holding Ltd 6 .625 10/15/54 492,200
1,000,000 Athene Holding Ltd 6 .625 05/19/55 1,030,377
1,000,000 Athene Holding Ltd 6 .875 06/28/55 995,100
300,000 AXIS Specialty Finance LLC 3 .900 07/15/29 291,315
250,000 AXIS Specialty Finance LLC 4 .900 01/15/40 239,453
200,000 AXIS Specialty Finance plc 4 .000 12/06/27 197,836
1,500,000 Berkshire Hathaway Finance Corp 2 .300 03/15/27 1,462,360
100,000 Berkshire Hathaway Finance Corp 1 .850 03/12/30 90,558
1,500,000 Berkshire Hathaway Finance Corp 1 .450 10/15/30 1,312,519
1,000,000 Berkshire Hathaway Finance Corp 2 .875 03/15/32 921,849
300,000 Berkshire Hathaway Finance Corp 4 .400 05/15/42 277,477
2,175,000 Berkshire Hathaway Finance Corp 4 .200 08/15/48 1,825,180
1,725,000 Berkshire Hathaway Finance Corp 4 .250 01/15/49 1,459,248
3,000,000 Berkshire Hathaway Finance Corp 2 .500 01/15/51 1,793,802
1,500,000 Berkshire Hathaway Finance Corp 3 .850 03/15/52 1,160,713
1,000,000 (a) Brighthouse Financial, Inc 5 .625 05/15/30 1,025,455
236,000 Brighthouse Financial, Inc 4 .700 06/22/47 180,774
425,000 Brown & Brown, Inc 4 .700 06/23/28 428,585
1,000,000 Brown & Brown, Inc 4 .900 06/23/30 1,009,305
1,000,000 Brown & Brown, Inc 2 .375 03/15/31 880,254
500,000 Brown & Brown, Inc 4 .200 03/17/32 478,397
1,000,000 Brown & Brown, Inc 5 .250 06/23/32 1,019,903
500,000 Brown & Brown, Inc 5 .650 06/11/34 513,582
225,000 Brown & Brown, Inc 5 .550 06/23/35 229,441
500,000 Brown & Brown, Inc 4 .950 03/17/52 432,623
625,000 Brown & Brown, Inc 6 .250 06/23/55 644,254
450,000 Chubb Corp 6 .000 05/11/37 488,460
2,325,000 Chubb INA Holdings, Inc 3 .350 05/03/26 2,307,120
2,000,000 Chubb INA Holdings, Inc 5 .000 03/15/34 2,037,664
150,000 Chubb INA Holdings, Inc 4 .150 03/13/43 128,163
1,600,000 Chubb INA Holdings, Inc 4 .350 11/03/45 1,384,397
425,000 Chubb INA Holdings, Inc 2 .850 12/15/51 272,111
1,500,000 Chubb INA Holdings, Inc 3 .050 12/15/61 925,706
200,000 Cincinnati Financial Corp 6 .920 05/15/28 214,865
650,000 CNA Financial Corp 2 .050 08/15/30 572,887
500,000 CNA Financial Corp 5 .500 06/15/33 512,702
1,000,000 CNA Financial Corp 5 .125 02/15/34 1,001,552
500,000 CNO Financial Group, Inc 5 .250 05/30/29 504,382

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 0.8% (continued)
$ 1,000,000 CNO Financial Group, Inc 6 .450% 06/15/34 $ 1,048,736
650,000 Corebridge Financial, Inc 6 .375 09/15/54 647,842
1,000,000 Elevance Health, Inc 5 .700 02/15/55 969,053
500,000 Enstar Group Ltd 4 .950 06/01/29 503,667
1,000,000 Enstar Group Ltd 3 .100 09/01/31 888,990
1,375,000 Equitable Holdings, Inc 4 .350 04/20/28 1,372,389
300,000 Everest Reinsurance Holdings, Inc 4 .868 06/01/44 264,510
250,000 Everest Reinsurance Holdings, Inc 3 .500 10/15/50 170,718
1,200,000 Everest Reinsurance Holdings, Inc 3 .125 10/15/52 743,303
750,000 F&G Annuities & Life, Inc 6 .500 06/04/29 773,309
500,000 F&G Annuities & Life, Inc 6 .250 10/04/34 494,992
400,000 Fairfax Financial Holdings Ltd 4 .850 04/17/28 403,480
1,000,000 Fairfax Financial Holdings Ltd 5 .625 08/16/32 1,027,018
950,000 Fairfax Financial Holdings Ltd 6 .000 12/07/33 990,844
1,000,000 (c) Fairfax Financial Holdings Ltd 5 .750 05/20/35 1,013,897
1,000,000 Fairfax Financial Holdings Ltd 6 .350 03/22/54 1,012,798
750,000 Fairfax Financial Holdings Ltd 6 .100 03/15/55 734,625
1,000,000 (c) Fairfax Financial Holdings Ltd 6 .500 05/20/55 1,023,052
300,000 Fidelity National Financial, Inc 4 .500 08/15/28 299,440
1,000,000 Fidelity National Financial, Inc 3 .400 06/15/30 933,346
500,000 Fidelity National Financial, Inc 2 .450 03/15/31 433,945
400,000 Fidelity National Financial, Inc 3 .200 09/17/51 245,783
750,000 First American Financial Corp 4 .000 05/15/30 718,470
400,000 First American Financial Corp 2 .400 08/15/31 341,211
1,000,000 First American Financial Corp 5 .450 09/30/34 979,472
350,000 Globe Life, Inc 4 .550 09/15/28 351,661
350,000 Globe Life, Inc 2 .150 08/15/30 308,207
175,000 Globe Life, Inc 4 .800 06/15/32 171,650
1,000,000 Globe Life, Inc 5 .850 09/15/34 1,035,363
200,000 Hanover Insurance Group, Inc 4 .500 04/15/26 199,428
1,000,000 Hanover Insurance Group, Inc 2 .500 09/01/30 890,043
750,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 705,491
400,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 337,144
450,000 Hartford Financial Services Group, Inc 4 .400 03/15/48 378,081
450,000 Hartford Financial Services Group, Inc 3 .600 08/19/49 329,233
475,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 297,037
500,000 Horace Mann Educators Corp 7 .250 09/15/28 533,629
500,000 Kemper Corp 2 .400 09/30/30 436,899
1,000,000 Kemper Corp 3 .800 02/23/32 908,760
600,000 Lincoln National Corp 3 .625 12/12/26 592,921
529,000 (a) Lincoln National Corp 3 .050 01/15/30 497,282
1,000,000 Lincoln National Corp 3 .400 03/01/32 895,829
1,000,000 Lincoln National Corp 5 .852 03/15/34 1,029,169
150,000 Lincoln National Corp 7 .000 06/15/40 165,691
800,000 Loews Corp 3 .750 04/01/26 795,790
400,000 Loews Corp 3 .200 05/15/30 378,466
200,000 Loews Corp 4 .125 05/15/43 169,822
1,300,000 Manulife Financial Corp 4 .061 02/24/32 1,285,178
1,000,000 Manulife Financial Corp 3 .703 03/16/32 945,416
200,000 Manulife Financial Corp 5 .375 03/04/46 197,965
200,000 Markel Group, Inc 3 .350 09/17/29 192,658
150,000 Markel Group, Inc 5 .000 04/05/46 132,865
100,000 Markel Group, Inc 4 .300 11/01/47 79,057
750,000 Markel Group, Inc 5 .000 05/20/49 657,563
200,000 Markel Group, Inc 4 .150 09/17/50 152,476
750,000 Markel Group, Inc 3 .450 05/07/52 504,715
1,000,000 Markel Group, Inc 6 .000 05/16/54 998,592
1,000,000 Marsh & McLennan Cos, Inc 4 .650 03/15/30 1,011,278
450,000 Marsh & McLennan Cos, Inc 2 .250 11/15/30 402,902
1,000,000 Marsh & McLennan Cos, Inc 4 .850 11/15/31 1,015,435
600,000 Marsh & McLennan Cos, Inc 2 .375 12/15/31 525,339
1,000,000 Marsh & McLennan Cos, Inc 5 .750 11/01/32 1,064,944

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 0.8% (continued)
$ 1,000,000 Marsh & McLennan Cos, Inc 5 .400% 09/15/33 $ 1,037,231
1,000,000 Marsh & McLennan Cos, Inc 5 .150 03/15/34 1,022,351
1,000,000 Marsh & McLennan Cos, Inc 5 .000 03/15/35 999,683
250,000 Marsh & McLennan Cos, Inc 4 .750 03/15/39 237,533
500,000 Marsh & McLennan Cos, Inc 5 .350 11/15/44 490,935
100,000 Marsh & McLennan Cos, Inc 4 .350 01/30/47 84,640
300,000 Marsh & McLennan Cos, Inc 4 .200 03/01/48 246,586
1,200,000 Marsh & McLennan Cos, Inc 4 .900 03/15/49 1,083,979
1,000,000 Marsh & McLennan Cos, Inc 2 .900 12/15/51 628,110
250,000 Marsh & McLennan Cos, Inc 6 .250 11/01/52 268,258
1,000,000 Marsh & McLennan Cos, Inc 5 .450 03/15/53 970,706
1,000,000 Marsh & McLennan Cos, Inc 5 .700 09/15/53 1,004,215
500,000 Marsh & McLennan Cos, Inc 5 .450 03/15/54 481,623
800,000 Marsh & McLennan Cos, Inc 5 .400 03/15/55 770,764
200,000 Mercury General Corp 4 .400 03/15/27 198,322
1,030,000 Metlife, Inc 5 .700 06/15/35 1,090,574
1,000,000 MetLife, Inc 4 .550 03/23/30 1,013,494
1,500,000 MetLife, Inc 5 .375 07/15/33 1,561,628
675,000 MetLife, Inc 6 .375 06/15/34 748,188
750,000 MetLife, Inc 5 .300 12/15/34 770,458
130,000 MetLife, Inc 5 .875 02/06/41 134,682
450,000 MetLife, Inc 4 .125 08/13/42 378,333
750,000 MetLife, Inc 4 .875 11/13/43 687,938
500,000 MetLife, Inc 4 .721 12/15/44 444,349
800,000 MetLife, Inc 4 .050 03/01/45 654,737
1,650,000 MetLife, Inc 4 .600 05/13/46 1,460,913
1,200,000 MetLife, Inc 5 .000 07/15/52 1,087,468
1,000,000 MetLife, Inc 5 .250 01/15/54 941,395
550,000 MetLife, Inc 6 .350 03/15/55 564,920
20,000 Nationwide Financial Services, Inc 6 .750 05/15/37 19,841
100,000 Old Republic International Corp 3 .875 08/26/26 99,238
1,000,000 Old Republic International Corp 5 .750 03/28/34 1,028,615
500,000 Old Republic International Corp 3 .850 06/11/51 355,138
2,000,000 Orlando Health Obligated Group 5 .475 10/01/35 2,055,743
500,000 PartnerRe Finance B LLC 3 .700 07/02/29 484,282
500,000 PartnerRe Finance B LLC 4 .500 10/01/50 470,457
1,000,000 Primerica, Inc 2 .800 11/19/31 884,865
850,000 Principal Financial Group, Inc 3 .100 11/15/26 835,483
100,000 Principal Financial Group, Inc 3 .700 05/15/29 97,552
1,000,000 Principal Financial Group, Inc 2 .125 06/15/30 890,118
750,000 Principal Financial Group, Inc 5 .375 03/15/33 770,356
100,000 Principal Financial Group, Inc 4 .625 09/15/42 88,640
200,000 Principal Financial Group, Inc 4 .350 05/15/43 170,049
300,000 Principal Financial Group, Inc 4 .300 11/15/46 249,657
750,000 Principal Financial Group, Inc 5 .500 03/15/53 724,589
650,000 Progressive Corp 2 .450 01/15/27 633,933
750,000 Progressive Corp 2 .500 03/15/27 730,403
250,000 Progressive Corp 4 .000 03/01/29 248,488
100,000 Progressive Corp 3 .200 03/26/30 95,407
125,000 Progressive Corp 3 .000 03/15/32 114,004
120,000 Progressive Corp 6 .250 12/01/32 132,197
1,000,000 Progressive Corp 4 .950 06/15/33 1,021,317
300,000 Progressive Corp 4 .350 04/25/44 256,558
300,000 Progressive Corp 3 .700 01/26/45 232,169
950,000 Progressive Corp 4 .125 04/15/47 781,458
750,000 Progressive Corp 4 .200 03/15/48 616,738
100,000 Progressive Corp 3 .950 03/26/50 78,312
500,000 Progressive Corp 3 .700 03/15/52 372,850
195,000 Prudential Financial, Inc 3 .878 03/27/28 194,139
500,000 Prudential Financial, Inc 2 .100 03/10/30 454,985
1,325,000 Prudential Financial, Inc 5 .200 03/14/35 1,339,308
450,000 Prudential Financial, Inc 5 .700 12/14/36 472,507

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 0.8% (continued)
$ 500,000 Prudential Financial, Inc 3 .000% 03/10/40 $ 378,311
1,700,000 Prudential Financial, Inc 4 .600 05/15/44 1,497,947
2,300,000 (e) Prudential Financial, Inc 4 .500 09/15/47 2,265,815
300,000 Prudential Financial, Inc 4 .418 03/27/48 251,912
2,400,000 Prudential Financial, Inc 5 .700 09/15/48 2,431,013
799,000 Prudential Financial, Inc 3 .935 12/07/49 611,554
450,000 Prudential Financial, Inc 4 .350 02/25/50 373,487
1,000,000 Prudential Financial, Inc 3 .700 03/13/51 735,012
675,000 Prudential Financial, Inc 5 .125 03/01/52 652,808
1,000,000 Prudential Financial, Inc 6 .000 09/01/52 1,008,481
1,500,000 Prudential Financial, Inc 6 .750 03/01/53 1,571,335
525,000 Prudential Financial, Inc 6 .500 03/15/54 539,306
200,000 Prudential Funding Asia plc 3 .125 04/14/30 189,024
1,000,000 Prudential Funding Asia plc 3 .625 03/24/32 930,330
750,000 Reinsurance Group of America, Inc 3 .900 05/15/29 735,629
350,000 Reinsurance Group of America, Inc 3 .150 06/15/30 326,984
500,000 Reinsurance Group of America, Inc 6 .000 09/15/33 524,086
500,000 Reinsurance Group of America, Inc 5 .750 09/15/34 513,216
500,000 Reinsurance Group of America, Inc 6 .650 09/15/55 498,352
200,000 RenaissanceRe Finance, Inc 3 .450 07/01/27 196,978
300,000 RenaissanceRe Holdings Ltd 3 .600 04/15/29 290,340
1,000,000 RenaissanceRe Holdings Ltd 5 .750 06/05/33 1,029,011
500,000 RenaissanceRe Holdings Ltd 5 .800 04/01/35 513,713
1,500,000 Selective Insurance Group, Inc 5 .900 04/15/35 1,533,519
1,000,000 SiriusPoint Ltd 7 .000 04/05/29 1,052,746
1,000,000 Stewart Information Services Corp 3 .600 11/15/31 894,168
20,000 Transatlantic Holdings, Inc 8 .000 11/30/39 25,120
600,000 Travelers Cos, Inc 5 .350 11/01/40 603,316
200,000 Travelers Cos, Inc 4 .600 08/01/43 177,548
250,000 Travelers Cos, Inc 4 .300 08/25/45 211,288
1,100,000 Travelers Cos, Inc 4 .000 05/30/47 880,220
500,000 Travelers Cos, Inc 4 .050 03/07/48 399,680
900,000 Travelers Cos, Inc 4 .100 03/04/49 724,831
2,000,000 Travelers Cos, Inc 3 .050 06/08/51 1,316,190
1,000,000 Travelers Cos, Inc 5 .450 05/25/53 977,942
100,000 Travelers Property Casualty Corp 6 .375 03/15/33 111,829
475,000 UnitedHealth Group, Inc 4 .400 06/15/28 477,353
1,000,000 UnitedHealth Group, Inc 4 .800 01/15/30 1,015,386
1,500,000 UnitedHealth Group, Inc 4 .650 01/15/31 1,507,710
225,000 (a) UnitedHealth Group, Inc 5 .300 06/15/35 229,325
1,500,000 UnitedHealth Group, Inc 5 .625 07/15/54 1,455,032
900,000 UnitedHealth Group, Inc 5 .750 07/15/64 875,359
300,000 Unum Group 5 .750 08/15/42 289,210
500,000 Unum Group 4 .500 12/15/49 395,773
1,000,000 Unum Group 4 .125 06/15/51 742,839
400,000 Unum Group 6 .000 06/15/54 394,597
525,000 Verisk Analytics, Inc 5 .250 06/05/34 536,144
1,000,000 Voya Financial, Inc 5 .000 09/20/34 977,156
200,000 Voya Financial, Inc 4 .800 06/15/46 172,209
200,000 W R Berkley Corp 4 .750 08/01/44 174,673
650,000 W R Berkley Corp 4 .000 05/12/50 493,681
1,000,000 W R Berkley Corp 3 .550 03/30/52 688,680
400,000 W R Berkley Corp 3 .150 09/30/61 245,620
900,000 Willis North America, Inc 2 .950 09/15/29 847,058
1,000,000 Willis North America, Inc 5 .350 05/15/33 1,025,222
300,000 Willis North America, Inc 5 .050 09/15/48 266,568
500,000 Willis North America, Inc 3 .875 09/15/49 369,042
750,000 Willis North America, Inc 5 .900 03/05/54 745,456
200,000 XL Group Ltd 5 .250 12/15/43 191,340
TOTAL INSURANCE 191,630,038
MATERIALS - 0.7%
2,000,000 3M Co 4 .800 03/15/30 2,033,240

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 0.7% (continued)
$ 1,000,000 3M Co 5 .150% 03/15/35 $ 1,008,898
500,000 Air Products and Chemicals, Inc 1 .850 05/15/27 480,024
750,000 Air Products and Chemicals, Inc 4 .300 06/11/28 753,814
750,000 Air Products and Chemicals, Inc 4 .600 02/08/29 760,765
1,125,000 Air Products and Chemicals, Inc 2 .050 05/15/30 1,017,578
750,000 Air Products and Chemicals, Inc 4 .750 02/08/31 763,062
750,000 Air Products and Chemicals, Inc 4 .900 10/11/32 760,509
1,000,000 Air Products and Chemicals, Inc 4 .800 03/03/33 1,008,046
750,000 Air Products and Chemicals, Inc 4 .850 02/08/34 751,860
125,000 Air Products and Chemicals, Inc 2 .700 05/15/40 90,939
1,250,000 Air Products and Chemicals, Inc 2 .800 05/15/50 789,719
750,000 Albemarle Corp 4 .650 06/01/27 747,386
1,000,000 (a) Albemarle Corp 5 .650 06/01/52 833,547
1,000,000 Amcor Finance USA, Inc 5 .625 05/26/33 1,038,141
1,500,000 (c) Amcor Flexibles North America, Inc 5 .100 03/17/30 1,525,549
200,000 Amcor Flexibles North America, Inc 2 .630 06/19/30 181,455
500,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 447,720
1,000,000 (c) Amcor Flexibles North America, Inc 5 .500 03/17/35 1,014,565
500,000 (c) Amrize Finance US LLC 4 .700 04/07/28 504,542
750,000 (c) Amrize Finance US LLC 4 .950 04/07/30 760,053
750,000 (c) Amrize Finance US LLC 5 .400 04/07/35 760,996
1,000,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 954,623
375,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 349,911
1,000,000 AptarGroup, Inc 3 .600 03/15/32 921,473
500,000 ArcelorMittal S.A. 6 .550 11/29/27 521,193
1,500,000 (a) ArcelorMittal S.A. 6 .800 11/29/32 1,648,753
1,000,000 ArcelorMittal S.A. 6 .000 06/17/34 1,048,182
1,000,000 (a) ArcelorMittal S.A. 6 .350 06/17/54 1,008,791
300,000 Avery Dennison Corp 4 .875 12/06/28 304,452
500,000 Avery Dennison Corp 2 .650 04/30/30 459,209
1,000,000 Avery Dennison Corp 2 .250 02/15/32 849,704
1,000,000 Avery Dennison Corp 5 .750 03/15/33 1,045,576
1,500,000 Barrick North America Finance LLC 5 .750 05/01/43 1,514,794
100,000 Barrick PD Australia Finance Pty Ltd 5 .950 10/15/39 103,574
1,000,000 Berry Global, Inc 5 .800 06/15/31 1,050,813
1,500,000 Berry Global, Inc 5 .650 01/15/34 1,547,973
1,500,000 BHP Billiton Finance USA Ltd 5 .100 09/08/28 1,538,260
1,000,000 BHP Billiton Finance USA Ltd 5 .250 09/08/30 1,036,498
1,000,000 BHP Billiton Finance USA Ltd 5 .125 02/21/32 1,023,878
1,500,000 BHP Billiton Finance USA Ltd 4 .900 02/28/33 1,505,803
1,500,000 BHP Billiton Finance USA Ltd 5 .250 09/08/33 1,536,016
1,000,000 BHP Billiton Finance USA Ltd 5 .300 02/21/35 1,020,824
825,000 BHP Billiton Finance USA Ltd 4 .125 02/24/42 708,506
1,425,000 BHP Billiton Finance USA Ltd 5 .000 09/30/43 1,350,392
575,000 BHP Billiton Finance USA Ltd 5 .500 09/08/53 568,711
500,000 Cabot Corp 4 .000 07/01/29 487,601
1,000,000 Cabot Corp 5 .000 06/30/32 998,169
375,000 Celulosa Arauco y Constitucion S.A. 3 .875 11/02/27 366,818
200,000 Celulosa Arauco y Constitucion S.A. 5 .500 11/02/47 174,404
1,000,000 CRH America Finance, Inc 5 .400 05/21/34 1,025,260
625,000 CRH America Finance, Inc 5 .500 01/09/35 640,504
200,000 CRH America Finance, Inc 5 .875 01/09/55 203,963
1,000,000 CRH SMW Finance DAC 5 .200 05/21/29 1,025,205
1,000,000 CRH SMW Finance DAC 5 .125 01/09/30 1,025,291
35,000 Dow Chemical Co 7 .375 11/01/29 38,789
1,000,000 (a) Dow Chemical Co 6 .300 03/15/33 1,072,298
1,000,000 (a) Dow Chemical Co 5 .150 02/15/34 999,590
982,000 Dow Chemical Co 4 .250 10/01/34 901,925
500,000 Dow Chemical Co 5 .350 03/15/35 497,367
131,000 Dow Chemical Co 9 .400 05/15/39 171,512
275,000 Dow Chemical Co 5 .250 11/15/41 251,421
1,200,000 Dow Chemical Co 4 .375 11/15/42 976,450

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 0.7% (continued)
$ 400,000 Dow Chemical Co 4 .625% 10/01/44 $ 330,165
825,000 Dow Chemical Co 5 .550 11/30/48 753,686
750,000 Dow Chemical Co 4 .800 05/15/49 613,919
1,000,000 Dow Chemical Co 3 .600 11/15/50 675,582
500,000 (a) Dow Chemical Co 6 .900 05/15/53 537,878
1,500,000 Dow Chemical Co 5 .600 02/15/54 1,365,313
500,000 Dow Chemical Co 5 .950 03/15/55 476,559
2,325,000 DowDuPont, Inc 5 .419 11/15/48 2,341,357
2,300,000 DuPont de Nemours, Inc 4 .725 11/15/28 2,334,915
91,000 DuPont de Nemours, Inc 5 .319 11/15/38 94,198
1,500,000 Eagle Materials, Inc 2 .500 07/01/31 1,330,135
700,000 Eastman Chemical Co 4 .500 12/01/28 701,558
1,650,000 Eastman Chemical Co 5 .750 03/08/33 1,715,492
1,000,000 Eastman Chemical Co 5 .625 02/20/34 1,019,197
150,000 Eastman Chemical Co 4 .800 09/01/42 131,183
525,000 Eastman Chemical Co 4 .650 10/15/44 444,282
750,000 Ecolab, Inc 2 .700 11/01/26 735,694
1,000,000 Ecolab, Inc 1 .650 02/01/27 962,580
300,000 Ecolab, Inc 3 .250 12/01/27 294,374
1,000,000 Ecolab, Inc 5 .250 01/15/28 1,030,058
1,000,000 Ecolab, Inc 1 .300 01/30/31 849,972
1,000,000 Ecolab, Inc 2 .125 02/01/32 862,925
150,000 Ecolab, Inc 2 .125 08/15/50 81,923
1,000,000 Ecolab, Inc 2 .700 12/15/51 613,483
1,370,000 Ecolab, Inc 2 .750 08/18/55 816,484
175,000 EIDP, Inc 2 .300 07/15/30 159,338
500,000 EIDP, Inc 5 .125 05/15/32 509,871
1,250,000 EIDP, Inc 4 .800 05/15/33 1,244,077
500,000 FMC Corp 3 .200 10/01/26 490,604
500,000 FMC Corp 3 .450 10/01/29 465,746
1,000,000 FMC Corp 5 .650 05/18/33 988,433
500,000 FMC Corp 4 .500 10/01/49 370,476
500,000 (a) FMC Corp 6 .375 05/18/53 479,086
1,000,000 Freeport-McMoRan, Inc 4 .125 03/01/28 987,868
1,500,000 Freeport-McMoRan, Inc 4 .375 08/01/28 1,491,908
1,000,000 Freeport-McMoRan, Inc 5 .250 09/01/29 1,016,400
1,000,000 Freeport-McMoRan, Inc 4 .250 03/01/30 979,125
1,000,000 Freeport-McMoRan, Inc 4 .625 08/01/30 989,662
750,000 Georgia-Pacific LLC 7 .750 11/15/29 852,984
1,000,000 Gerdau Trade, Inc 5 .750 06/09/35 1,000,700
1,000,000 Huntsman International LLC 2 .950 06/15/31 841,694
500,000 Huntsman International LLC 5 .700 10/15/34 464,684
100,000 International Flavors & Fragrances, Inc 4 .450 09/26/28 99,872
412,000 International Flavors & Fragrances, Inc 5 .000 09/26/48 354,622
450,000 International Paper Co 6 .000 11/15/41 456,627
390,000 International Paper Co 4 .800 06/15/44 338,446
2,425,000 International Paper Co 4 .350 08/15/48 1,941,750
500,000 Kinross Gold Corp 4 .500 07/15/27 500,465
500,000 Kinross Gold Corp 6 .250 07/15/33 537,602
725,000 Linde, Inc 1 .100 08/10/30 623,516
625,000 Linde, Inc 3 .550 11/07/42 492,222
225,000 Linde, Inc 2 .000 08/10/50 117,871
150,000 Lubrizol Corp 6 .500 10/01/34 169,442
575,000 LYB International Finance BV 5 .250 07/15/43 512,298
550,000 LYB International Finance BV 4 .875 03/15/44 464,708
150,000 LYB International Finance III LLC 2 .250 10/01/30 132,854
1,000,000 LYB International Finance III LLC 5 .625 05/15/33 1,022,471
1,000,000 (a) LYB International Finance III LLC 5 .500 03/01/34 998,119
500,000 LYB International Finance III LLC 6 .150 05/15/35 518,956
1,150,000 LYB International Finance III LLC 3 .375 10/01/40 849,213
1,000,000 LYB International Finance III LLC 4 .200 10/15/49 742,155
750,000 LYB International Finance III LLC 4 .200 05/01/50 555,749

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 0.7% (continued)
$ 1,000,000 LYB International Finance III LLC 3 .625% 04/01/51 $ 668,782
500,000 LYB International Finance III LLC 3 .800 10/01/60 323,110
475,000 (a) LyondellBasell Industries NV 4 .625 02/26/55 372,343
200,000 Martin Marietta Materials, Inc 3 .450 06/01/27 196,629
325,000 Martin Marietta Materials, Inc 3 .500 12/15/27 318,659
250,000 Martin Marietta Materials, Inc 2 .500 03/15/30 229,399
1,000,000 Martin Marietta Materials, Inc 2 .400 07/15/31 881,851
1,000,000 Martin Marietta Materials, Inc 5 .150 12/01/34 1,004,644
450,000 Martin Marietta Materials, Inc 4 .250 12/15/47 365,089
1,000,000 Martin Marietta Materials, Inc 3 .200 07/15/51 662,532
1,000,000 Martin Marietta Materials, Inc 5 .500 12/01/54 964,208
800,000 Mosaic Co 4 .050 11/15/27 793,992
750,000 Mosaic Co 5 .375 11/15/28 769,906
300,000 (a) Mosaic Co 5 .450 11/15/33 306,854
100,000 Mosaic Co 4 .875 11/15/41 88,843
600,000 Mosaic Co 5 .625 11/15/43 573,263
1,300,000 Newmont Corp 2 .800 10/01/29 1,229,986
250,000 Newmont Corp 2 .250 10/01/30 225,126
1,350,000 (a) Newmont Corp 2 .600 07/15/32 1,193,532
3,000,000 Newmont Corp 5 .350 03/15/34 3,077,497
298,000 Newmont Corp 5 .875 04/01/35 318,501
235,000 Newmont Corp 6 .250 10/01/39 253,829
975,000 Newmont Corp 4 .875 03/15/42 903,767
300,000 Newmont Corp 5 .450 06/09/44 292,341
500,000 Nucor Corp 4 .300 05/23/27 501,702
425,000 Nucor Corp 3 .950 05/01/28 423,144
3,150,000 Nucor Corp 2 .700 06/01/30 2,906,079
500,000 Nucor Corp 4 .650 06/01/30 503,958
500,000 Nucor Corp 3 .125 04/01/32 455,307
500,000 Nucor Corp 5 .100 06/01/35 501,560
1,000,000 Nucor Corp 2 .979 12/15/55 608,292
700,000 Nutrien Ltd 4 .000 12/15/26 695,534
550,000 Nutrien Ltd 4 .200 04/01/29 544,305
500,000 Nutrien Ltd 2 .950 05/13/30 465,442
1,000,000 Nutrien Ltd 5 .400 06/21/34 1,016,583
200,000 Nutrien Ltd 4 .125 03/15/35 182,058
200,000 Nutrien Ltd 5 .625 12/01/40 197,959
200,000 Nutrien Ltd 4 .900 06/01/43 178,980
691,000 Nutrien Ltd 5 .250 01/15/45 636,291
1,050,000 Nutrien Ltd 5 .000 04/01/49 935,417
300,000 Nutrien Ltd 3 .950 05/13/50 221,301
750,000 Nutrien Ltd 5 .800 03/27/53 741,890
1,000,000 (a) Owens Corning 5 .950 06/15/54 1,010,997
550,000 Packaging Corp of America 3 .400 12/15/27 538,197
100,000 Packaging Corp of America 3 .000 12/15/29 94,394
500,000 Packaging Corp of America 5 .700 12/01/33 522,193
500,000 Packaging Corp of America 4 .050 12/15/49 382,070
750,000 Packaging Corp of America 3 .050 10/01/51 469,509
425,000 PPG Industries, Inc 3 .750 03/15/28 419,906
500,000 PPG Industries, Inc 2 .550 06/15/30 455,483
500,000 Reliance Steel & Aluminum Co 2 .150 08/15/30 443,190
414,000 Rio Tinto Alcan, Inc 6 .125 12/15/33 449,614
350,000 Rio Tinto Finance USA Ltd 5 .200 11/02/40 343,267
2,000,000 Rio Tinto Finance USA Ltd 2 .750 11/02/51 1,214,736
1,500,000 Rio Tinto Finance USA plc 4 .500 03/14/28 1,511,814
1,000,000 Rio Tinto Finance USA plc 4 .875 03/14/30 1,019,123
1,000,000 Rio Tinto Finance USA plc 5 .000 03/14/32 1,017,465
1,500,000 Rio Tinto Finance USA plc 5 .000 03/09/33 1,521,231
1,000,000 Rio Tinto Finance USA plc 5 .250 03/14/35 1,017,485
1,400,000 Rio Tinto Finance USA plc 4 .125 08/21/42 1,178,744
1,000,000 Rio Tinto Finance USA plc 5 .125 03/09/53 921,958
950,000 Rio Tinto Finance USA plc 5 .750 03/14/55 951,179

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 0.7% (continued)
$ 1,500,000 Rio Tinto Finance USA plc 5 .875% 03/14/65 $ 1,506,421
100,000 RPM International, Inc 3 .750 03/15/27 98,763
300,000 RPM International, Inc 4 .550 03/01/29 299,580
1,000,000 RPM International, Inc 2 .950 01/15/32 881,780
100,000 RPM International, Inc 5 .250 06/01/45 91,792
200,000 RPM International, Inc 4 .250 01/15/48 164,787
925,000 Sherwin-Williams Co 3 .450 06/01/27 912,385
500,000 Sherwin-Williams Co 2 .950 08/15/29 472,332
500,000 Sherwin-Williams Co 2 .300 05/15/30 451,968
500,000 Sherwin-Williams Co 4 .800 09/01/31 505,359
950,000 Sherwin-Williams Co 2 .200 03/15/32 816,209
200,000 Sherwin-Williams Co 4 .000 12/15/42 160,396
900,000 Sherwin-Williams Co 4 .500 06/01/47 752,881
900,000 Sherwin-Williams Co 3 .800 08/15/49 661,685
500,000 Sherwin-Williams Co 3 .300 05/15/50 336,654
1,000,000 Sherwin-Williams Co 2 .900 03/15/52 611,311
225,000 Smurfit Kappa Treasury ULC 5 .438 04/03/34 228,145
300,000 Smurfit Kappa Treasury ULC 5 .777 04/03/54 296,036
500,000 Smurfit Westrock Financing DAC 5 .418 01/15/35 506,519
650,000 Sonoco Products Co 2 .250 02/01/27 626,912
1,000,000 Sonoco Products Co 4 .600 09/01/29 997,693
750,000 Sonoco Products Co 3 .125 05/01/30 698,698
1,000,000 (a) Sonoco Products Co 2 .850 02/01/32 878,346
1,000,000 Sonoco Products Co 5 .000 09/01/34 972,663
100,000 Southern Copper Corp 7 .500 07/27/35 114,822
1,180,000 Southern Copper Corp 6 .750 04/16/40 1,279,264
2,000,000 Southern Copper Corp 5 .875 04/23/45 1,977,572
750,000 Steel Dynamics, Inc 3 .450 04/15/30 713,452
100,000 Steel Dynamics, Inc 3 .250 01/15/31 93,279
1,000,000 Steel Dynamics, Inc 5 .375 08/15/34 1,015,399
500,000 Steel Dynamics, Inc 5 .250 05/15/35 500,531
500,000 Steel Dynamics, Inc 3 .250 10/15/50 329,625
500,000 Steel Dynamics, Inc 5 .750 05/15/55 484,638
700,000 Suzano Austria GmbH 2 .500 09/15/28 650,631
1,900,000 Suzano Austria GmbH 6 .000 01/15/29 1,950,477
1,000,000 Suzano Austria GmbH 3 .750 01/15/31 936,156
1,500,000 Suzano Austria GmbH 3 .125 01/15/32 1,321,902
700,000 Suzano International Finance BV 5 .500 01/17/27 707,828
2,000,000 Vale Overseas Ltd 3 .750 07/08/30 1,882,741
2,000,000 Vale Overseas Ltd 6 .125 06/12/33 2,094,556
2,500,000 Vale Overseas Ltd 6 .400 06/28/54 2,456,922
100,000 Vulcan Materials Co 3 .900 04/01/27 99,314
1,000,000 Vulcan Materials Co 4 .950 12/01/29 1,019,679
275,000 Vulcan Materials Co 3 .500 06/01/30 263,091
600,000 Vulcan Materials Co 5 .350 12/01/34 610,780
475,000 Vulcan Materials Co 4 .500 06/15/47 400,738
200,000 Vulcan Materials Co 4 .700 03/01/48 173,058
1,000,000 Vulcan Materials Co 5 .700 12/01/54 992,003
500,000 Westlake Corp 3 .600 08/15/26 494,862
1,000,000 Westlake Corp 3 .375 06/15/30 943,562
500,000 Westlake Corp 2 .875 08/15/41 336,246
500,000 Westlake Corp 5 .000 08/15/46 432,276
200,000 Westlake Corp 4 .375 11/15/47 156,256
500,000 Westlake Corp 3 .125 08/15/51 308,325
500,000 Westlake Corp 3 .375 08/15/61 298,458
300,000 WRKCo, Inc 3 .375 09/15/27 293,232
325,000 WRKCo, Inc 4 .000 03/15/28 321,917
240,000 WRKCo, Inc 3 .900 06/01/28 236,857
950,000 WRKCo, Inc 4 .900 03/15/29 962,023
685,000 WRKCo, Inc 4 .200 06/01/32 657,839
1,400,000 WRKCo, Inc 3 .000 06/15/33 1,224,084

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 0.7% (continued)
$ 750,000 Yamana Gold, Inc 2 .630% 08/15/31 $ 662,753
TOTAL MATERIALS 184,920,913
MEDIA & ENTERTAINMENT - 0.8%
1,250,000 Alphabet, Inc 1 .998 08/15/26 1,222,961
1,000,000 Alphabet, Inc 0 .800 08/15/27 938,940
850,000 Alphabet, Inc 1 .100 08/15/30 734,299
1,000,000 Alphabet, Inc 1 .900 08/15/40 671,611
2,800,000 Alphabet, Inc 2 .050 08/15/50 1,563,355
1,100,000 (a) Alphabet, Inc 2 .250 08/15/60 580,776
1,600,000 Asian Infrastructure Investment Bank 4 .500 01/16/30 1,643,414
200,000 Asian Infrastructure Investment Bank 4 .500 05/21/35 203,910
1,000,000 (a) Baidu, Inc 1 .720 04/09/26 979,763
500,000 Baidu, Inc 4 .375 03/29/28 501,401
500,000 Baidu, Inc 4 .875 11/14/28 508,604
300,000 Baidu, Inc 3 .425 04/07/30 287,645
750,000 Baidu, Inc 2 .375 10/09/30 679,357
1,000,000 Baidu, Inc 2 .375 08/23/31 890,961
500,000 (c) Blue Owl Technology Finance Corp 6 .100 03/15/28 502,709
950,000 Charter Communications Operating LLC 3 .750 02/15/28 932,431
650,000 Charter Communications Operating LLC 2 .250 01/15/29 598,640
1,250,000 Charter Communications Operating LLC 6 .100 06/01/29 1,308,680
2,000,000 Charter Communications Operating LLC 2 .800 04/01/31 1,783,387
1,500,000 (a) Charter Communications Operating LLC 2 .300 02/01/32 1,265,614
500,000 Charter Communications Operating LLC 4 .400 04/01/33 470,786
2,500,000 Charter Communications Operating LLC 6 .650 02/01/34 2,677,101
2,625,000 Charter Communications Operating LLC 6 .550 06/01/34 2,800,764
750,000 Charter Communications Operating LLC 6 .384 10/23/35 787,731
1,500,000 Charter Communications Operating LLC 5 .375 04/01/38 1,413,667
1,500,000 Charter Communications Operating LLC 3 .500 06/01/41 1,088,240
1,000,000 Charter Communications Operating LLC 3 .500 03/01/42 713,049
1,550,000 Charter Communications Operating LLC 6 .484 10/23/45 1,535,803
1,400,000 Charter Communications Operating LLC 5 .375 05/01/47 1,215,075
1,375,000 Charter Communications Operating LLC 5 .750 04/01/48 1,250,360
1,600,000 Charter Communications Operating LLC 5 .125 07/01/49 1,330,341
2,500,000 Charter Communications Operating LLC 4 .800 03/01/50 2,000,171
2,500,000 Charter Communications Operating LLC 3 .700 04/01/51 1,665,276
3,000,000 Charter Communications Operating LLC 3 .900 06/01/52 2,058,930
1,750,000 Charter Communications Operating LLC 5 .250 04/01/53 1,486,786
2,000,000 Charter Communications Operating LLC 3 .850 04/01/61 1,281,347
1,500,000 Charter Communications Operating LLC 4 .400 12/01/61 1,051,779
1,000,000 Charter Communications Operating LLC 3 .950 06/30/62 644,316
500,000 Charter Communications Operating LLC 5 .500 04/01/63 422,787
750,000 Comcast Corp 5 .350 11/15/27 769,747
600,000 Comcast Corp 3 .150 02/15/28 584,442
2,675,000 Comcast Corp 4 .150 10/15/28 2,669,934
1,000,000 Comcast Corp 4 .550 01/15/29 1,011,104
1,500,000 Comcast Corp 3 .400 04/01/30 1,438,278
1,800,000 Comcast Corp 4 .250 10/15/30 1,790,887
1,950,000 Comcast Corp 1 .950 01/15/31 1,709,303
3,850,000 Comcast Corp 1 .500 02/15/31 3,287,168
500,000 Comcast Corp 4 .950 05/15/32 508,861
3,250,000 Comcast Corp 5 .500 11/15/32 3,413,875
1,925,000 Comcast Corp 4 .250 01/15/33 1,860,077
2,000,000 Comcast Corp 4 .650 02/15/33 1,987,568
150,000 Comcast Corp 7 .050 03/15/33 170,636
2,000,000 Comcast Corp 4 .800 05/15/33 1,996,040
1,500,000 Comcast Corp 5 .300 06/01/34 1,536,451
200,000 Comcast Corp 4 .200 08/15/34 188,998
500,000 Comcast Corp 5 .300 05/15/35 509,460
500,000 Comcast Corp 4 .400 08/15/35 473,529
36,000 Comcast Corp 6 .500 11/15/35 39,957
3,475,000 Comcast Corp 3 .200 07/15/36 2,908,962

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 0.8% (continued)
$ 3,150,000 Comcast Corp 3 .900% 03/01/38 $ 2,739,676
1,000,000 Comcast Corp 3 .250 11/01/39 783,435
3,800,000 Comcast Corp 3 .750 04/01/40 3,154,351
1,275,000 Comcast Corp 3 .400 07/15/46 907,803
631,000 Comcast Corp 3 .969 11/01/47 486,524
1,500,000 Comcast Corp 4 .000 03/01/48 1,158,320
1,407,000 Comcast Corp 3 .999 11/01/49 1,069,387
2,525,000 Comcast Corp 3 .450 02/01/50 1,731,414
425,000 Comcast Corp 2 .800 01/15/51 254,835
2,237,000 Comcast Corp 2 .887 11/01/51 1,361,387
1,050,000 Comcast Corp 2 .450 08/15/52 572,457
3,750,000 Comcast Corp 5 .350 05/15/53 3,474,786
1,000,000 Comcast Corp 5 .650 06/01/54 971,763
500,000 Comcast Corp 6 .050 05/15/55 510,551
2,708,000 Comcast Corp 2 .937 11/01/56 1,590,005
850,000 Comcast Corp 2 .650 08/15/62 444,312
3,758,000 Comcast Corp 2 .987 11/01/63 2,113,084
2,000,000 Comcast Corp 5 .500 05/15/64 1,862,574
1,000,000 Discovery Communications LLC 4 .125 05/15/29 928,800
250,000 Discovery Communications LLC 3 .625 05/15/30 202,425
1,000,000 Electronic Arts, Inc 1 .850 02/15/31 868,755
1,000,000 Electronic Arts, Inc 2 .950 02/15/51 624,454
2,250,000 Fox Corp 4 .709 01/25/29 2,268,407
500,000 Fox Corp 3 .500 04/08/30 478,258
1,000,000 Fox Corp 6 .500 10/13/33 1,081,926
1,500,000 Fox Corp 5 .476 01/25/39 1,468,083
650,000 Fox Corp 5 .576 01/25/49 609,887
403,000 (a) Grupo Televisa SAB 6 .125 01/31/46 332,875
1,000,000 Inter-American Investment Corp 3 .625 02/17/27 994,720
1,000,000 Inter-American Investment Corp 4 .250 02/14/29 1,011,183
350,000 Interpublic Group of Cos, Inc 4 .650 10/01/28 351,763
500,000 Interpublic Group of Cos, Inc 4 .750 03/30/30 504,608
1,000,000 Interpublic Group of Cos, Inc 2 .400 03/01/31 888,761
500,000 Interpublic Group of Cos, Inc 5 .375 06/15/33 507,355
1,000,000 Interpublic Group of Cos, Inc 3 .375 03/01/41 742,723
400,000 Interpublic Group of Cos, Inc 5 .400 10/01/48 371,905
2,000,000 Meta Platforms, Inc 3 .500 08/15/27 1,980,869
1,500,000 Meta Platforms, Inc 4 .600 05/15/28 1,527,487
1,000,000 Meta Platforms, Inc 4 .800 05/15/30 1,029,565
2,000,000 Meta Platforms, Inc 3 .850 08/15/32 1,923,493
1,500,000 Meta Platforms, Inc 4 .950 05/15/33 1,538,079
2,000,000 Meta Platforms, Inc 4 .450 08/15/52 1,686,215
2,500,000 Meta Platforms, Inc 5 .600 05/15/53 2,499,969
2,500,000 Meta Platforms, Inc 5 .400 08/15/54 2,438,103
1,500,000 Meta Platforms, Inc 4 .650 08/15/62 1,264,423
1,000,000 Meta Platforms, Inc 5 .750 05/15/63 1,010,855
500,000 Morgan Stanley Direct Lending Fund 6 .000 05/19/30 502,915
870,000 NBCUniversal Media LLC 4 .450 01/15/43 749,352
2,500,000 Netflix, Inc 4 .875 04/15/28 2,552,367
2,500,000 Netflix, Inc 5 .875 11/15/28 2,635,328
1,000,000 (a) Netflix, Inc 4 .900 08/15/34 1,019,375
500,000 Netflix, Inc 5 .400 08/15/54 493,439
1,050,000 Omnicom Group, Inc 3 .600 04/15/26 1,042,099
750,000 Omnicom Group, Inc 2 .450 04/30/30 683,158
325,000 Omnicom Group, Inc 4 .200 06/01/30 320,271
700,000 Omnicom Group, Inc 2 .600 08/01/31 619,159
750,000 Omnicom Group, Inc 5 .300 11/01/34 756,462
341,000 Paramount Global 2 .900 01/15/27 331,916
200,000 Paramount Global 3 .375 02/15/28 193,506
1,300,000 Paramount Global 3 .700 06/01/28 1,261,887
500,000 Paramount Global 4 .200 06/01/29 486,427
500,000 Paramount Global 7 .875 07/30/30 553,946

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 0.8% (continued)
$ 1,000,000 Paramount Global 4 .950% 01/15/31 $ 972,329
1,500,000 Paramount Global 4 .200 05/19/32 1,369,049
200,000 Paramount Global 4 .850 07/01/42 157,683
2,179,000 Paramount Global 4 .375 03/15/43 1,604,120
625,000 Paramount Global 5 .850 09/01/43 543,949
200,000 Paramount Global 4 .900 08/15/44 154,266
800,000 Paramount Global 4 .600 01/15/45 591,779
1,000,000 Paramount Global 4 .950 05/19/50 765,050
2,000,000 S&P Global, Inc 5 .250 09/15/33 2,077,002
375,000 Take-Two Interactive Software, Inc 3 .700 04/14/27 371,296
1,500,000 Take-Two Interactive Software, Inc 4 .950 03/28/28 1,523,132
1,000,000 Take-Two Interactive Software, Inc 4 .000 04/14/32 947,198
750,000 Tencent Music Entertainment Group 2 .000 09/03/30 663,133
1,075,000 Time Warner Cable LLC 6 .550 05/01/37 1,110,281
400,000 Time Warner Cable LLC 7 .300 07/01/38 436,197
500,000 Time Warner Cable LLC 6 .750 06/15/39 518,295
890,000 Time Warner Cable LLC 5 .875 11/15/40 854,455
475,000 Time Warner Cable LLC 5 .500 09/01/41 431,902
3,375,000 Time Warner Cable LLC 4 .500 09/15/42 2,688,128
300,000 Time Warner Entertainment Co LP 8 .375 07/15/33 349,345
475,000 TWDC Enterprises 18 Corp 1 .850 07/30/26 463,445
1,500,000 TWDC Enterprises 18 Corp 2 .950 06/15/27 1,473,810
100,000 TWDC Enterprises 18 Corp 4 .375 08/16/41 87,997
200,000 TWDC Enterprises 18 Corp 3 .700 12/01/42 158,888
1,275,000 TWDC Enterprises 18 Corp 4 .125 06/01/44 1,063,729
100,000 TWDC Enterprises 18 Corp 3 .000 07/30/46 67,425
150,000 ViacomCBS, Inc 6 .875 04/30/36 153,609
2,000,000 Walt Disney Co 2 .200 01/13/28 1,917,982
425,000 Walt Disney Co 2 .000 09/01/29 390,233
1,000,000 Walt Disney Co 3 .800 03/22/30 984,597
2,000,000 Walt Disney Co 2 .650 01/13/31 1,843,787
229,000 Walt Disney Co 6 .400 12/15/35 258,007
325,000 Walt Disney Co 6 .650 11/15/37 371,683
1,000,000 Walt Disney Co 3 .500 05/13/40 820,845
1,425,000 Walt Disney Co 6 .150 02/15/41 1,522,224
225,000 Walt Disney Co 5 .400 10/01/43 223,124
500,000 Walt Disney Co 4 .750 09/15/44 451,932
300,000 Walt Disney Co 4 .950 10/15/45 275,623
700,000 Walt Disney Co 4 .750 11/15/46 624,450
1,600,000 Walt Disney Co 2 .750 09/01/49 1,007,051
3,000,000 Walt Disney Co 4 .700 03/23/50 2,678,742
4,500,000 Walt Disney Co 3 .600 01/13/51 3,323,863
2,000,000 Walt Disney Co 3 .800 05/13/60 1,459,050
948,000 Warnermedia Holdings, Inc 3 .755 03/15/27 882,314
2,325,000 Warnermedia Holdings, Inc 4 .054 03/15/29 1,860,000
1,525,000 (b) Warnermedia Holdings, Inc 4 .279 03/15/32 1,269,562
2,750,000 Warnermedia Holdings, Inc 5 .050 03/15/42 1,620,850
0 Warnermedia Holdings, Inc 5 .141 03/15/52 0
1,307,000 (b) Warnermedia Holdings, Inc 5 .141 03/15/52 807,073
900,000 (a) Weibo Corp 3 .375 07/08/30 837,764
TOTAL MEDIA & ENTERTAINMENT 190,100,509
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
3,000,000 AbbVie, Inc 4 .650 03/15/28 3,045,354
1,950,000 AbbVie, Inc 4 .800 03/15/29 1,988,238
4,750,000 AbbVie, Inc 3 .200 11/21/29 4,543,386
3,000,000 AbbVie, Inc 4 .875 03/15/30 3,072,000
3,000,000 AbbVie, Inc 4 .950 03/15/31 3,079,898
1,500,000 AbbVie, Inc 5 .050 03/15/34 1,527,244
2,250,000 AbbVie, Inc 4 .550 03/15/35 2,184,526
1,500,000 AbbVie, Inc 5 .200 03/15/35 1,532,499
1,925,000 AbbVie, Inc 4 .500 05/14/35 1,859,844
675,000 AbbVie, Inc 4 .300 05/14/36 636,579

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2% (continued)
$ 3,300,000 AbbVie, Inc 4 .050% 11/21/39 $ 2,892,472
2,175,000 AbbVie, Inc 4 .400 11/06/42 1,912,390
3,000,000 AbbVie, Inc 5 .350 03/15/44 2,940,525
1,625,000 AbbVie, Inc 4 .850 06/15/44 1,496,301
1,310,000 AbbVie, Inc 4 .750 03/15/45 1,180,492
925,000 AbbVie, Inc 4 .700 05/14/45 829,289
1,350,000 AbbVie, Inc 4 .450 05/14/46 1,162,055
1,150,000 AbbVie, Inc 4 .875 11/14/48 1,041,207
2,975,000 AbbVie, Inc 4 .250 11/21/49 2,450,837
1,050,000 AbbVie, Inc 5 .400 03/15/54 1,020,973
2,000,000 AbbVie, Inc 5 .600 03/15/55 2,000,712
1,500,000 AbbVie, Inc 5 .500 03/15/64 1,454,555
200,000 Agilent Technologies, Inc 3 .050 09/22/26 196,899
500,000 Agilent Technologies, Inc 2 .750 09/15/29 467,990
1,000,000 Agilent Technologies, Inc 2 .100 06/04/30 895,971
500,000 Agilent Technologies, Inc 2 .300 03/12/31 443,073
500,000 Agilent Technologies, Inc 4 .750 09/09/34 492,011
1,500,000 Amgen, Inc 1 .650 08/15/28 1,386,520
1,000,000 Amgen, Inc 4 .050 08/18/29 988,405
1,000,000 Amgen, Inc 2 .450 02/21/30 915,809
4,175,000 Amgen, Inc 5 .250 03/02/30 4,301,844
500,000 Amgen, Inc 2 .300 02/25/31 444,664
850,000 Amgen, Inc 3 .350 02/22/32 787,063
1,000,000 Amgen, Inc 4 .200 03/01/33 959,824
2,300,000 Amgen, Inc 5 .250 03/02/33 2,355,252
1,325,000 Amgen, Inc 3 .150 02/21/40 1,020,615
1,500,000 Amgen, Inc 2 .800 08/15/41 1,083,797
126,000 Amgen, Inc 5 .150 11/15/41 118,735
3,900,000 Amgen, Inc 5 .600 03/02/43 3,868,852
2,675,000 Amgen, Inc 4 .400 05/01/45 2,275,643
2,128,000 Amgen, Inc 4 .563 06/15/48 1,808,538
2,575,000 Amgen, Inc 3 .375 02/21/50 1,811,346
2,447,000 Amgen, Inc 4 .663 06/15/51 2,094,988
1,000,000 Amgen, Inc 3 .000 01/15/52 642,048
1,000,000 Amgen, Inc 4 .200 02/22/52 782,965
1,000,000 Amgen, Inc 4 .875 03/01/53 873,277
2,950,000 Amgen, Inc 5 .650 03/02/53 2,880,368
172,000 Amgen, Inc 2 .770 09/01/53 102,000
1,000,000 Amgen, Inc 4 .400 02/22/62 780,570
1,250,000 Amgen, Inc 5 .750 03/02/63 1,215,237
1,000,000 AstraZeneca Finance LLC 4 .875 03/03/28 1,021,177
1,500,000 AstraZeneca Finance LLC 4 .850 02/26/29 1,533,953
1,000,000 AstraZeneca Finance LLC 4 .900 03/03/30 1,025,848
1,500,000 AstraZeneca Finance LLC 4 .900 02/26/31 1,541,342
1,500,000 AstraZeneca Finance LLC 5 .000 02/26/34 1,529,158
1,700,000 AstraZeneca plc 4 .000 01/17/29 1,691,870
1,000,000 AstraZeneca plc 1 .375 08/06/30 868,143
1,900,000 AstraZeneca plc 6 .450 09/15/37 2,134,335
625,000 AstraZeneca plc 4 .000 09/18/42 529,573
500,000 AstraZeneca plc 4 .375 11/16/45 435,201
750,000 AstraZeneca plc 4 .375 08/17/48 640,738
600,000 AstraZeneca plc 2 .125 08/06/50 330,733
1,500,000 AstraZeneca plc 3 .000 05/28/51 1,009,340
149,000 Baxalta, Inc 5 .250 06/23/45 139,122
1,800,000 Biogen, Inc 2 .250 05/01/30 1,621,917
500,000 Biogen, Inc 5 .050 01/15/31 509,052
500,000 Biogen, Inc 5 .750 05/15/35 514,909
1,375,000 Biogen, Inc 3 .150 05/01/50 866,563
1,346,000 (a) Biogen, Inc 3 .250 02/15/51 859,141
500,000 Biogen, Inc 6 .450 05/15/55 514,907
200,000 Bio-Rad Laboratories, Inc 3 .300 03/15/27 196,147
525,000 Bio-Rad Laboratories, Inc 3 .700 03/15/32 482,782

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2% (continued)
$ 500,000 Bristol-Myers Squibb Co 4 .900% 02/22/29 $ 511,925
1,150,000 Bristol-Myers Squibb Co 1 .450 11/13/30 995,065
1,500,000 Bristol-Myers Squibb Co 5 .750 02/01/31 1,598,024
1,500,000 Bristol-Myers Squibb Co 5 .100 02/22/31 1,553,425
1,400,000 Bristol-Myers Squibb Co 2 .950 03/15/32 1,269,257
1,250,000 Bristol-Myers Squibb Co 5 .900 11/15/33 1,340,057
2,000,000 Bristol-Myers Squibb Co 5 .200 02/22/34 2,048,282
1,700,000 Bristol-Myers Squibb Co 4 .125 06/15/39 1,512,830
125,000 Bristol-Myers Squibb Co 2 .350 11/13/40 85,787
375,000 Bristol-Myers Squibb Co 3 .550 03/15/42 296,105
650,000 Bristol-Myers Squibb Co 3 .250 08/01/42 486,366
2,500,000 Bristol-Myers Squibb Co 5 .500 02/22/44 2,478,555
500,000 Bristol-Myers Squibb Co 4 .350 11/15/47 416,267
1,786,000 Bristol-Myers Squibb Co 4 .550 02/20/48 1,535,608
3,900,000 Bristol-Myers Squibb Co 4 .250 10/26/49 3,162,042
1,500,000 Bristol-Myers Squibb Co 2 .550 11/13/50 875,373
2,075,000 Bristol-Myers Squibb Co 3 .700 03/15/52 1,511,656
1,250,000 Bristol-Myers Squibb Co 6 .250 11/15/53 1,339,496
2,500,000 Bristol-Myers Squibb Co 5 .550 02/22/54 2,438,974
1,000,000 Bristol-Myers Squibb Co 3 .900 03/15/62 715,949
1,250,000 Bristol-Myers Squibb Co 6 .400 11/15/63 1,354,026
1,500,000 Bristol-Myers Squibb Co 5 .650 02/22/64 1,456,360
200,000 Danaher Corp 4 .375 09/15/45 172,720
400,000 Danaher Corp 2 .600 10/01/50 240,387
750,000 Danaher Corp 2 .800 12/10/51 467,034
1,500,000 Eli Lilly & Co 4 .200 08/14/29 1,505,324
1,500,000 Eli Lilly & Co 4 .750 02/12/30 1,537,914
1,500,000 Eli Lilly & Co 4 .900 02/12/32 1,540,709
850,000 Eli Lilly & Co 4 .700 02/27/33 856,688
1,500,000 Eli Lilly & Co 4 .700 02/09/34 1,499,132
1,200,000 Eli Lilly & Co 4 .600 08/14/34 1,189,107
1,500,000 Eli Lilly & Co 5 .100 02/12/35 1,537,448
1,300,000 Eli Lilly & Co 2 .250 05/15/50 741,979
1,550,000 Eli Lilly & Co 4 .875 02/27/53 1,420,362
1,500,000 Eli Lilly & Co 5 .000 02/09/54 1,401,750
1,000,000 Eli Lilly & Co 5 .050 08/14/54 938,675
500,000 Eli Lilly & Co 5 .500 02/12/55 503,116
750,000 Eli Lilly & Co 2 .500 09/15/60 413,884
1,425,000 Eli Lilly & Co 4 .950 02/27/63 1,294,640
1,500,000 Eli Lilly & Co 5 .100 02/09/64 1,393,526
1,500,000 Eli Lilly & Co 5 .200 08/14/64 1,419,891
1,500,000 Eli Lilly & Co 5 .600 02/12/65 1,517,885
525,000 Gilead Sciences, Inc 2 .950 03/01/27 515,400
2,815,000 Gilead Sciences, Inc 1 .650 10/01/30 2,460,783
1,500,000 Gilead Sciences, Inc 5 .250 10/15/33 1,551,790
1,000,000 Gilead Sciences, Inc 5 .100 06/15/35 1,012,804
450,000 Gilead Sciences, Inc 4 .600 09/01/35 437,129
550,000 Gilead Sciences, Inc 4 .000 09/01/36 501,672
325,000 Gilead Sciences, Inc 2 .600 10/01/40 233,177
250,000 Gilead Sciences, Inc 5 .650 12/01/41 254,189
1,025,000 Gilead Sciences, Inc 4 .800 04/01/44 936,349
950,000 Gilead Sciences, Inc 4 .500 02/01/45 827,694
925,000 Gilead Sciences, Inc 4 .750 03/01/46 827,991
1,525,000 Gilead Sciences, Inc 4 .150 03/01/47 1,245,600
2,600,000 Gilead Sciences, Inc 2 .800 10/01/50 1,634,448
1,000,000 Gilead Sciences, Inc 5 .550 10/15/53 987,155
1,000,000 Gilead Sciences, Inc 5 .500 11/15/54 979,600
1,000,000 Gilead Sciences, Inc 5 .600 11/15/64 982,728
1,400,000 GlaxoSmithKline Capital plc 3 .375 06/01/29 1,359,469
925,000 GlaxoSmithKline Capital, Inc 3 .875 05/15/28 920,794
1,000,000 GlaxoSmithKline Capital, Inc 4 .500 04/15/30 1,007,954
350,000 GlaxoSmithKline Capital, Inc 5 .375 04/15/34 365,764

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2% (continued)
$ 1,000,000 GlaxoSmithKline Capital, Inc 4 .875% 04/15/35 $ 999,090
1,243,000 GlaxoSmithKline Capital, Inc 6 .375 05/15/38 1,380,503
850,000 GlaxoSmithKline Capital, Inc 4 .200 03/18/43 730,917
1,500,000 Illumina, Inc 2 .550 03/23/31 1,318,884
1,000,000 Johnson & Johnson 4 .700 03/01/30 1,023,544
2,000,000 Johnson & Johnson 1 .300 09/01/30 1,740,111
850,000 Johnson & Johnson 4 .900 06/01/31 878,940
1,000,000 Johnson & Johnson 4 .850 03/01/32 1,028,668
1,000,000 Johnson & Johnson 4 .375 12/05/33 1,002,466
1,500,000 (a) Johnson & Johnson 4 .950 06/01/34 1,560,077
2,000,000 Johnson & Johnson 5 .000 03/01/35 2,050,363
250,000 Johnson & Johnson 3 .550 03/01/36 225,459
450,000 Johnson & Johnson 3 .625 03/03/37 402,716
250,000 Johnson & Johnson 5 .950 08/15/37 276,413
675,000 Johnson & Johnson 3 .400 01/15/38 582,514
375,000 Johnson & Johnson 5 .850 07/15/38 408,944
1,000,000 Johnson & Johnson 2 .100 09/01/40 687,036
300,000 (a) Johnson & Johnson 4 .500 12/05/43 276,328
1,200,000 Johnson & Johnson 3 .700 03/01/46 962,888
1,625,000 Johnson & Johnson 3 .750 03/03/47 1,305,215
2,100,000 Johnson & Johnson 3 .500 01/15/48 1,603,748
1,500,000 Johnson & Johnson 2 .250 09/01/50 878,234
1,500,000 Johnson & Johnson 5 .250 06/01/54 1,488,039
1,000,000 Johnson & Johnson 2 .450 09/01/60 556,578
2,000,000 Merck & Co, Inc 1 .700 06/10/27 1,916,756
1,000,000 Merck & Co, Inc 4 .050 05/17/28 1,004,596
1,500,000 Merck & Co, Inc 1 .900 12/10/28 1,400,587
1,000,000 Merck & Co, Inc 4 .300 05/17/30 1,006,172
3,175,000 Merck & Co, Inc 1 .450 06/24/30 2,777,428
1,150,000 Merck & Co, Inc 2 .150 12/10/31 1,003,750
1,000,000 Merck & Co, Inc 4 .500 05/17/33 997,172
1,475,000 Merck & Co, Inc 3 .900 03/07/39 1,298,000
425,000 Merck & Co, Inc 2 .350 06/24/40 298,440
100,000 Merck & Co, Inc 3 .600 09/15/42 79,185
925,000 Merck & Co, Inc 4 .150 05/18/43 789,884
1,250,000 Merck & Co, Inc 4 .900 05/17/44 1,168,852
1,825,000 Merck & Co, Inc 3 .700 02/10/45 1,438,281
1,600,000 Merck & Co, Inc 4 .000 03/07/49 1,272,645
375,000 Merck & Co, Inc 2 .450 06/24/50 219,554
625,000 Merck & Co, Inc 2 .750 12/10/51 384,064
1,375,000 Merck & Co, Inc 5 .000 05/17/53 1,264,057
1,100,000 Merck & Co, Inc 2 .900 12/10/61 641,247
1,500,000 Merck & Co, Inc 5 .150 05/17/63 1,382,312
500,000 Mylan, Inc 4 .550 04/15/28 495,840
700,000 Mylan, Inc 5 .200 04/15/48 555,611
3,500,000 Novartis Capital Corp 2 .000 02/14/27 3,400,168
2,300,000 Novartis Capital Corp 3 .100 05/17/27 2,265,826
1,000,000 Novartis Capital Corp 3 .800 09/18/29 991,520
1,000,000 Novartis Capital Corp 2 .200 08/14/30 909,544
1,000,000 Novartis Capital Corp 4 .000 09/18/31 984,825
1,500,000 Novartis Capital Corp 4 .200 09/18/34 1,445,699
400,000 Novartis Capital Corp 3 .700 09/21/42 326,826
1,025,000 Novartis Capital Corp 4 .400 05/06/44 914,772
1,000,000 Novartis Capital Corp 4 .000 11/20/45 834,623
750,000 Novartis Capital Corp 2 .750 08/14/50 479,884
350,000 Novartis Capital Corp 4 .700 09/18/54 313,447
5,000,000 Pfizer Investment Enterprises Pte Ltd 4 .450 05/19/28 5,040,058
5,000,000 Pfizer Investment Enterprises Pte Ltd 4 .650 05/19/30 5,069,152
3,300,000 Pfizer Investment Enterprises Pte Ltd 4 .750 05/19/33 3,290,079
3,850,000 Pfizer Investment Enterprises Pte Ltd 5 .110 05/19/43 3,671,425
4,775,000 Pfizer Investment Enterprises Pte Ltd 5 .300 05/19/53 4,507,644
3,500,000 Pfizer Investment Enterprises Pte Ltd 5 .340 05/19/63 3,246,145

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2% (continued)
$ 350,000 Pfizer, Inc 2 .750% 06/03/26 $ 345,317
2,850,000 Pfizer, Inc 3 .000 12/15/26 2,810,005
950,000 Pfizer, Inc 3 .600 09/15/28 940,521
1,550,000 Pfizer, Inc 3 .450 03/15/29 1,517,979
1,500,000 Pfizer, Inc 1 .750 08/18/31 1,298,677
425,000 Pfizer, Inc 4 .000 12/15/36 389,338
500,000 Pfizer, Inc 4 .100 09/15/38 448,277
875,000 Pfizer, Inc 3 .900 03/15/39 763,834
350,000 Pfizer, Inc 7 .200 03/15/39 415,790
1,250,000 Pfizer, Inc 2 .550 05/28/40 897,115
625,000 Pfizer, Inc 4 .300 06/15/43 540,513
1,100,000 Pfizer, Inc 4 .400 05/15/44 963,053
1,875,000 Pfizer, Inc 4 .125 12/15/46 1,542,488
1,200,000 Pfizer, Inc 4 .200 09/15/48 987,503
2,100,000 Pfizer, Inc 4 .000 03/15/49 1,656,002
1,000,000 Pfizer, Inc 2 .700 05/28/50 620,869
1,000,000 Regeneron Pharmaceuticals, Inc 1 .750 09/15/30 868,521
500,000 Regeneron Pharmaceuticals, Inc 2 .800 09/15/50 298,490
1,000,000 Revvity, Inc 2 .550 03/15/31 878,491
300,000 Revvity, Inc 2 .250 09/15/31 256,858
1,000,000 Revvity, Inc 3 .625 03/15/51 683,946
375,000 Royalty Pharma plc 2 .200 09/02/30 332,420
1,000,000 (a) Royalty Pharma plc 5 .400 09/02/34 1,013,174
1,000,000 Royalty Pharma plc 3 .300 09/02/40 753,106
1,000,000 Royalty Pharma plc 3 .550 09/02/50 677,481
1,000,000 Royalty Pharma plc 3 .350 09/02/51 648,028
500,000 Royalty Pharma plc 5 .900 09/02/54 486,520
500,000 Sanofi 3 .625 06/19/28 494,383
32,000 Shire Acquisitions Investments Ireland DAC 3 .200 09/23/26 31,583
1,100,000 Takeda Pharmaceutical Co Ltd 5 .000 11/26/28 1,120,714
700,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 626,920
1,000,000 Takeda Pharmaceutical Co Ltd 5 .300 07/05/34 1,015,484
2,050,000 Takeda Pharmaceutical Co Ltd 3 .025 07/09/40 1,532,908
1,000,000 Takeda Pharmaceutical Co Ltd 5 .650 07/05/44 995,390
1,150,000 Takeda Pharmaceutical Co Ltd 3 .175 07/09/50 753,120
1,000,000 Takeda Pharmaceutical Co Ltd 5 .650 07/05/54 972,411
1,000,000 Takeda Pharmaceutical Co Ltd 3 .375 07/09/60 641,043
1,000,000 Takeda Pharmaceutical Co Ltd 5 .800 07/05/64 971,247
500,000 Thermo Fisher Scientific, Inc 4 .800 11/21/27 508,018
1,000,000 Thermo Fisher Scientific, Inc 5 .000 01/31/29 1,026,739
1,500,000 Thermo Fisher Scientific, Inc 2 .600 10/01/29 1,405,544
500,000 Thermo Fisher Scientific, Inc 4 .977 08/10/30 514,567
275,000 Thermo Fisher Scientific, Inc 2 .000 10/15/31 239,797
500,000 Thermo Fisher Scientific, Inc 4 .950 11/21/32 511,447
500,000 Thermo Fisher Scientific, Inc 5 .086 08/10/33 511,779
1,000,000 Thermo Fisher Scientific, Inc 5 .200 01/31/34 1,027,638
1,500,000 Thermo Fisher Scientific, Inc 2 .800 10/15/41 1,076,446
1,000,000 Thermo Fisher Scientific, Inc 5 .404 08/10/43 988,190
200,000 Thermo Fisher Scientific, Inc 5 .300 02/01/44 194,491
200,000 Thermo Fisher Scientific, Inc 4 .100 08/15/47 164,126
1,688,000 Utah Acquisition Sub, Inc 3 .950 06/15/26 1,672,054
750,000 Utah Acquisition Sub, Inc 5 .250 06/15/46 608,432
400,000 Viatris, Inc 2 .300 06/22/27 381,151
375,000 Viatris, Inc 2 .700 06/22/30 334,049
600,000 Viatris, Inc 3 .850 06/22/40 443,155
1,950,000 Viatris, Inc 4 .000 06/22/50 1,298,982
150,000 Wyeth LLC 6 .500 02/01/34 167,226
275,000 Wyeth LLC 5 .950 04/01/37 293,326
425,000 Zoetis, Inc 3 .000 09/12/27 414,987
500,000 Zoetis, Inc 3 .900 08/20/28 496,464
2,000,000 Zoetis, Inc 5 .600 11/16/32 2,111,612
900,000 Zoetis, Inc 4 .700 02/01/43 822,319

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2% (continued)
$ 650,000 Zoetis, Inc 3 .950% 09/12/47 $ 519,071
200,000 Zoetis, Inc 4 .450 08/20/48 168,697
375,000 Zoetis, Inc 3 .000 05/15/50 246,453
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 302,247,745
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
500,000 CBRE Services, Inc 5 .500 04/01/29 516,700
1,000,000 CBRE Services, Inc 2 .500 04/01/31 883,773
1,000,000 CBRE Services, Inc 5 .950 08/15/34 1,052,818
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,453,291
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
2,000,000 Advanced Micro Devices, Inc 4 .319 03/24/28 2,014,692
500,000 Advanced Micro Devices, Inc 3 .924 06/01/32 482,518
500,000 (a) Advanced Micro Devices, Inc 4 .393 06/01/52 419,183
1,175,000 Analog Devices, Inc 3 .500 12/05/26 1,164,731
400,000 Analog Devices, Inc 3 .450 06/15/27 395,877
1,000,000 Analog Devices, Inc 4 .250 06/15/28 1,004,615
1,000,000 Analog Devices, Inc 1 .700 10/01/28 927,071
1,000,000 Analog Devices, Inc 4 .500 06/15/30 1,008,166
600,000 Analog Devices, Inc 2 .100 10/01/31 524,258
500,000 Analog Devices, Inc 5 .050 04/01/34 512,525
300,000 Analog Devices, Inc 2 .800 10/01/41 218,295
1,000,000 Analog Devices, Inc 2 .950 10/01/51 649,130
500,000 Analog Devices, Inc 5 .300 04/01/54 481,899
1,000,000 Applied Materials, Inc 3 .300 04/01/27 986,920
1,500,000 Applied Materials, Inc 4 .800 06/15/29 1,533,911
950,000 Applied Materials, Inc 1 .750 06/01/30 844,288
250,000 Applied Materials, Inc 5 .100 10/01/35 257,503
100,000 Applied Materials, Inc 5 .850 06/15/41 105,923
1,200,000 Applied Materials, Inc 4 .350 04/01/47 1,029,968
775,000 Applied Materials, Inc 2 .750 06/01/50 483,143
1,000,000 Broadcom, Inc 4 .800 04/15/28 1,014,463
300,000 (c) Broadcom, Inc 4 .000 04/15/29 295,905
1,150,000 Broadcom, Inc 5 .050 07/12/29 1,177,621
1,000,000 Broadcom, Inc 4 .350 02/15/30 996,291
2,500,000 Broadcom, Inc 5 .050 04/15/30 2,560,976
343,000 Broadcom, Inc 4 .150 11/15/30 337,508
1,500,000 (c) Broadcom, Inc 2 .450 02/15/31 1,341,292
2,000,000 Broadcom, Inc 5 .150 11/15/31 2,057,554
1,000,000 Broadcom, Inc 4 .550 02/15/32 990,748
625,000 (c) Broadcom, Inc 4 .150 04/15/32 602,089
1,000,000 Broadcom, Inc 5 .200 04/15/32 1,028,320
1,500,000 Broadcom, Inc 4 .300 11/15/32 1,454,993
1,500,000 (c) Broadcom, Inc 2 .600 02/15/33 1,283,001
5,883,000 (c) Broadcom, Inc 3 .419 04/15/33 5,335,461
2,522,000 (c) Broadcom, Inc 3 .469 04/15/34 2,252,886
1,100,000 Broadcom, Inc 4 .800 10/15/34 1,086,711
3,327,000 (c) Broadcom, Inc 3 .137 11/15/35 2,806,122
3,043,000 (c) Broadcom, Inc 3 .187 11/15/36 2,522,618
3,336,000 (c) Broadcom, Inc 4 .926 05/15/37 3,237,668
850,000 (c) Broadcom, Inc 3 .500 02/15/41 673,666
1,000,000 (c) Broadcom, Inc 3 .750 02/15/51 748,006
80,000 Intel Corp 2 .600 05/19/26 78,677
1,000,000 Intel Corp 3 .750 08/05/27 986,866
1,000,000 Intel Corp 4 .875 02/10/28 1,012,627
1,500,000 Intel Corp 1 .600 08/12/28 1,378,283
1,000,000 Intel Corp 4 .000 08/05/29 979,127
2,500,000 Intel Corp 2 .450 11/15/29 2,284,274
1,000,000 Intel Corp 5 .125 02/10/30 1,022,534
1,500,000 Intel Corp 3 .900 03/25/30 1,454,194
1,500,000 Intel Corp 5 .000 02/21/31 1,524,771
2,000,000 Intel Corp 2 .000 08/12/31 1,718,018
1,000,000 Intel Corp 4 .150 08/05/32 948,061

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6% (continued)
$ 250,000 Intel Corp 4 .000% 12/15/32 $ 234,342
1,500,000 (a) Intel Corp 5 .200 02/10/33 1,512,680
2,000,000 (a) Intel Corp 5 .150 02/21/34 1,995,908
1,000,000 Intel Corp 2 .800 08/12/41 672,028
1,000,000 Intel Corp 5 .625 02/10/43 951,371
200,000 Intel Corp 4 .100 05/19/46 149,977
675,000 Intel Corp 4 .100 05/11/47 505,618
1,328,000 Intel Corp 3 .734 12/08/47 936,879
2,500,000 Intel Corp 3 .250 11/15/49 1,583,383
3,175,000 Intel Corp 4 .750 03/25/50 2,590,229
1,000,000 Intel Corp 3 .050 08/12/51 594,087
1,000,000 Intel Corp 4 .900 08/05/52 826,912
1,500,000 Intel Corp 5 .700 02/10/53 1,395,958
1,550,000 Intel Corp 5 .600 02/21/54 1,421,973
1,000,000 Intel Corp 3 .100 02/15/60 559,114
1,000,000 Intel Corp 5 .050 08/05/62 814,004
1,000,000 Intel Corp 5 .900 02/10/63 939,043
300,000 KLA Corp 4 .100 03/15/29 299,566
850,000 KLA Corp 4 .650 07/15/32 855,587
1,000,000 KLA Corp 4 .700 02/01/34 995,759
500,000 KLA Corp 5 .000 03/15/49 461,436
1,000,000 KLA Corp 3 .300 03/01/50 692,814
1,500,000 KLA Corp 4 .950 07/15/52 1,367,030
500,000 KLA Corp 5 .250 07/15/62 469,593
275,000 Lam Research Corp 4 .000 03/15/29 272,911
125,000 Lam Research Corp 1 .900 06/15/30 111,548
825,000 Lam Research Corp 4 .875 03/15/49 751,420
200,000 Lam Research Corp 2 .875 06/15/50 129,211
1,200,000 Lam Research Corp 3 .125 06/15/60 747,475
1,000,000 Marvell Technology, Inc 1 .650 04/15/26 977,217
1,000,000 Marvell Technology, Inc 2 .450 04/15/28 950,215
350,000 Marvell Technology, Inc 4 .875 06/22/28 354,028
1,000,000 Marvell Technology, Inc 4 .750 07/15/30 1,004,427
1,000,000 Marvell Technology, Inc 5 .950 09/15/33 1,056,030
1,000,000 Marvell Technology, Inc 5 .450 07/15/35 1,006,959
1,000,000 Microchip Technology, Inc 4 .900 03/15/28 1,010,987
1,425,000 Microchip Technology, Inc 5 .050 03/15/29 1,447,716
1,000,000 Microchip Technology, Inc 5 .050 02/15/30 1,014,422
400,000 Micron Technology, Inc 5 .327 02/06/29 409,461
1,000,000 Micron Technology, Inc 6 .750 11/01/29 1,080,909
500,000 Micron Technology, Inc 4 .663 02/15/30 498,936
500,000 Micron Technology, Inc 5 .300 01/15/31 512,031
1,000,000 Micron Technology, Inc 2 .703 04/15/32 869,887
750,000 Micron Technology, Inc 5 .650 11/01/32 779,611
1,000,000 Micron Technology, Inc 5 .875 02/09/33 1,042,843
1,000,000 Micron Technology, Inc 5 .875 09/15/33 1,044,707
1,000,000 Micron Technology, Inc 5 .800 01/15/35 1,034,146
750,000 Micron Technology, Inc 6 .050 11/01/35 784,923
750,000 Micron Technology, Inc 3 .366 11/01/41 550,458
750,000 Micron Technology, Inc 3 .477 11/01/51 512,167
800,000 NVIDIA Corp 3 .200 09/16/26 792,662
1,000,000 NVIDIA Corp 1 .550 06/15/28 935,599
750,000 NVIDIA Corp 2 .850 04/01/30 711,286
1,500,000 NVIDIA Corp 2 .000 06/15/31 1,330,697
1,000,000 NVIDIA Corp 3 .500 04/01/40 842,383
2,067,000 NVIDIA Corp 3 .500 04/01/50 1,544,104
750,000 NXP BV 3 .875 06/18/26 745,648
300,000 NXP BV 3 .150 05/01/27 293,524
175,000 NXP BV 4 .400 06/01/27 175,299
400,000 NXP BV 5 .550 12/01/28 413,111
750,000 NXP BV 4 .300 06/18/29 743,144
675,000 NXP BV 3 .400 05/01/30 638,891

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6% (continued)
$ 2,000,000 NXP BV 2 .500% 05/11/31 $ 1,766,310
1,000,000 NXP BV 2 .650 02/15/32 870,269
500,000 NXP BV 5 .000 01/15/33 498,593
875,000 (c) NXP BV 3 .250 05/11/41 643,540
325,000 NXP BV 3 .125 02/15/42 229,359
500,000 NXP BV 3 .250 11/30/51 321,545
2,800,000 QUALCOMM, Inc 3 .250 05/20/27 2,764,629
1,339,000 QUALCOMM, Inc 1 .300 05/20/28 1,244,824
1,000,000 QUALCOMM, Inc 2 .150 05/20/30 909,831
750,000 QUALCOMM, Inc 4 .500 05/20/30 757,941
2,384,000 QUALCOMM, Inc 1 .650 05/20/32 1,981,546
750,000 QUALCOMM, Inc 4 .750 05/20/32 758,751
1,000,000 QUALCOMM, Inc 5 .400 05/20/33 1,054,294
750,000 QUALCOMM, Inc 4 .650 05/20/35 742,374
750,000 QUALCOMM, Inc 5 .000 05/20/35 755,195
650,000 QUALCOMM, Inc 4 .800 05/20/45 592,369
1,525,000 QUALCOMM, Inc 4 .300 05/20/47 1,278,006
1,000,000 QUALCOMM, Inc 4 .500 05/20/52 846,731
1,000,000 QUALCOMM, Inc 6 .000 05/20/53 1,053,845
300,000 Skyworks Solutions, Inc 1 .800 06/01/26 291,793
1,000,000 Skyworks Solutions, Inc 3 .000 06/01/31 881,075
750,000 Texas Instruments, Inc 4 .600 02/08/29 762,621
500,000 Texas Instruments, Inc 2 .250 09/04/29 464,143
325,000 Texas Instruments, Inc 1 .750 05/04/30 289,800
500,000 Texas Instruments, Inc 4 .500 05/23/30 505,344
750,000 Texas Instruments, Inc 3 .650 08/16/32 710,333
500,000 Texas Instruments, Inc 4 .900 03/14/33 512,189
750,000 Texas Instruments, Inc 4 .850 02/08/34 761,563
500,000 Texas Instruments, Inc 5 .100 05/23/35 509,404
350,000 Texas Instruments, Inc 3 .875 03/15/39 309,285
2,700,000 Texas Instruments, Inc 4 .150 05/15/48 2,224,795
1,000,000 Texas Instruments, Inc 2 .700 09/15/51 607,252
1,000,000 Texas Instruments, Inc 5 .000 03/14/53 922,378
750,000 Texas Instruments, Inc 5 .150 02/08/54 706,778
1,050,000 Texas Instruments, Inc 5 .050 05/18/63 962,820
550,000 TSMC Arizona Corp 1 .750 10/25/26 532,184
350,000 TSMC Arizona Corp 3 .875 04/22/27 348,144
1,000,000 TSMC Arizona Corp 4 .125 04/22/29 994,998
1,000,000 TSMC Arizona Corp 2 .500 10/25/31 896,051
1,000,000 TSMC Arizona Corp 4 .250 04/22/32 985,384
1,000,000 TSMC Arizona Corp 3 .125 10/25/41 774,355
1,000,000 (a) TSMC Arizona Corp 3 .250 10/25/51 723,589
500,000 TSMC Arizona Corp 4 .500 04/22/52 454,330
1,000,000 Xilinx, Inc 2 .375 06/01/30 916,710
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 151,299,501
SOFTWARE & SERVICES - 0.7%
2,000,000 Accenture Capital, Inc 4 .050 10/04/29 1,987,041
1,500,000 Accenture Capital, Inc 4 .250 10/04/31 1,485,979
550,000 Accenture Capital, Inc 4 .500 10/04/34 535,268
1,000,000 Adobe, Inc 4 .800 04/04/29 1,025,129
1,000,000 Adobe, Inc 4 .950 01/17/30 1,032,826
925,000 Adobe, Inc 2 .300 02/01/30 852,978
1,000,000 Adobe, Inc 4 .950 04/04/34 1,019,889
1,000,000 Adobe, Inc 5 .300 01/17/35 1,045,308
1,000,000 Amdocs Ltd 2 .538 06/15/30 905,918
1,000,000 AppLovin Corp 5 .125 12/01/29 1,013,016
1,000,000 AppLovin Corp 5 .375 12/01/31 1,017,574
375,000 AppLovin Corp 5 .500 12/01/34 380,736
500,000 AppLovin Corp 5 .950 12/01/54 488,316
1,000,000 Atlassian Corp 5 .250 05/15/29 1,026,792
1,000,000 Atlassian Corp 5 .500 05/15/34 1,026,853
450,000 Autodesk, Inc 3 .500 06/15/27 444,433

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES - 0.7% (continued)
$ 750,000 Autodesk, Inc 2 .850% 01/15/30 $ 702,069
1,000,000 Autodesk, Inc 2 .400 12/15/31 877,328
1,000,000 Autodesk, Inc 5 .300 06/15/35 1,017,173
1,000,000 Automatic Data Processing, Inc 4 .750 05/08/32 1,014,363
1,000,000 Booz Allen Hamilton, Inc 5 .950 08/04/33 1,026,514
1,000,000 Booz Allen Hamilton, Inc 5 .950 04/15/35 1,014,889
1,000,000 CGI, Inc 1 .450 09/14/26 965,841
1,000,000 (c) CGI, Inc 4 .950 03/14/30 1,009,941
1,000,000 CGI, Inc 2 .300 09/14/31 864,525
1,000,000 DXC Technology Co 1 .800 09/15/26 966,375
1,000,000 Genpact Luxembourg Sarl 1 .750 04/10/26 976,096
500,000 Genpact Luxembourg SARL 6 .000 06/04/29 517,517
1,000,000 IBM International Capital Pte Ltd 4 .600 02/05/29 1,009,725
1,000,000 IBM International Capital Pte Ltd 4 .750 02/05/31 1,013,149
1,000,000 IBM International Capital Pte Ltd 4 .900 02/05/34 998,164
1,000,000 IBM International Capital Pte Ltd 5 .250 02/05/44 958,754
1,000,000 IBM International Capital Pte Ltd 5 .300 02/05/54 935,675
1,000,000 International Business Machines Corp 4 .500 02/06/28 1,008,829
2,675,000 International Business Machines Corp 3 .500 05/15/29 2,600,230
1,900,000 International Business Machines Corp 1 .950 05/15/30 1,694,886
1,500,000 International Business Machines Corp 2 .720 02/09/32 1,335,565
1,500,000 International Business Machines Corp 4 .750 02/06/33 1,505,889
1,850,000 International Business Machines Corp 4 .150 05/15/39 1,629,553
19,000 International Business Machines Corp 5 .600 11/30/39 19,456
450,000 International Business Machines Corp 2 .850 05/15/40 331,322
1,060,000 International Business Machines Corp 4 .000 06/20/42 877,895
500,000 International Business Machines Corp 4 .700 02/19/46 440,771
975,000 International Business Machines Corp 2 .950 05/15/50 620,932
1,500,000 International Business Machines Corp 3 .430 02/09/52 1,032,000
1,000,000 International Business Machines Corp 4 .900 07/27/52 886,126
1,000,000 International Business Machines Corp 5 .100 02/06/53 910,963
1,500,000 Intuit, Inc 5 .125 09/15/28 1,547,732
350,000 Intuit, Inc 1 .650 07/15/30 308,841
1,500,000 Intuit, Inc 5 .200 09/15/33 1,554,084
1,500,000 Intuit, Inc 5 .500 09/15/53 1,489,252
750,000 Kyndryl Holdings, Inc 2 .050 10/15/26 726,833
750,000 Kyndryl Holdings, Inc 2 .700 10/15/28 708,363
750,000 Kyndryl Holdings, Inc 3 .150 10/15/31 677,329
1,000,000 (a) Kyndryl Holdings, Inc 6 .350 02/20/34 1,068,336
750,000 Kyndryl Holdings, Inc 4 .100 10/15/41 597,308
100,000 Leidos, Inc 4 .375 05/15/30 98,527
1,000,000 Leidos, Inc 2 .300 02/15/31 875,002
1,000,000 Leidos, Inc 5 .400 03/15/32 1,020,653
1,000,000 Leidos, Inc 5 .750 03/15/33 1,041,803
1,000,000 Leidos, Inc 5 .500 03/15/35 1,015,245
1,000,000 Meta Platforms, Inc 4 .300 08/15/29 1,009,117
1,000,000 Meta Platforms, Inc 4 .550 08/15/31 1,014,056
2,000,000 Meta Platforms, Inc 4 .750 08/15/34 2,009,359
2,300,000 Meta Platforms, Inc 5 .550 08/15/64 2,247,646
2,925,000 Microsoft Corp 2 .400 08/08/26 2,875,170
475,000 Microsoft Corp 3 .400 09/15/26 472,006
8,739,000 Microsoft Corp 3 .300 02/06/27 8,649,660
300,000 Microsoft Corp 3 .400 06/15/27 298,277
250,000 Microsoft Corp 1 .350 09/15/30 218,952
150,000 Microsoft Corp 3 .500 02/12/35 140,167
1,072,000 Microsoft Corp 3 .450 08/08/36 962,763
300,000 Microsoft Corp 4 .500 06/15/47 272,067
8,038,000 Microsoft Corp 2 .525 06/01/50 4,967,234
2,100,000 Microsoft Corp 2 .500 09/15/50 1,288,603
6,265,000 Microsoft Corp 2 .921 03/17/52 4,154,596
7,374,000 Microsoft Corp 2 .675 06/01/60 4,360,281
1,073,000 Microsoft Corp 3 .041 03/17/62 688,740

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES - 0.7% (continued)
$ 1,500,000 Oracle Corp 4 .200% 09/27/29 $ 1,489,673
1,500,000 Oracle Corp 6 .150 11/09/29 1,600,495
1,000,000 Oracle Corp 2 .950 04/01/30 933,847
1,500,000 Oracle Corp 4 .650 05/06/30 1,513,678
400,000 Oracle Corp 3 .250 05/15/30 377,677
3,000,000 Oracle Corp 2 .875 03/25/31 2,736,059
4,000,000 Oracle Corp 5 .250 02/03/32 4,103,144
1,500,000 Oracle Corp 6 .250 11/09/32 1,623,237
1,750,000 Oracle Corp 4 .900 02/06/33 1,754,683
2,497,000 Oracle Corp 4 .300 07/08/34 2,371,560
4,000,000 Oracle Corp 4 .700 09/27/34 3,883,661
650,000 Oracle Corp 3 .900 05/15/35 586,447
2,875,000 Oracle Corp 5 .500 08/03/35 2,938,698
1,225,000 Oracle Corp 3 .850 07/15/36 1,078,596
4,000,000 Oracle Corp 3 .800 11/15/37 3,424,149
100,000 Oracle Corp 6 .500 04/15/38 108,806
470,000 Oracle Corp 6 .125 07/08/39 493,626
675,000 Oracle Corp 3 .600 04/01/40 540,255
325,000 Oracle Corp 5 .375 07/15/40 317,422
2,000,000 Oracle Corp 3 .650 03/25/41 1,576,706
500,000 Oracle Corp 4 .500 07/08/44 422,367
325,000 Oracle Corp 4 .125 05/15/45 258,268
2,025,000 Oracle Corp 4 .000 07/15/46 1,561,782
3,100,000 Oracle Corp 4 .000 11/15/47 2,372,728
3,350,000 Oracle Corp 3 .600 04/01/50 2,342,798
2,000,000 Oracle Corp 3 .950 03/25/51 1,476,189
3,500,000 Oracle Corp 6 .900 11/09/52 3,893,189
2,375,000 Oracle Corp 5 .550 02/06/53 2,233,384
1,000,000 Oracle Corp 5 .375 09/27/54 914,136
500,000 Oracle Corp 4 .375 05/15/55 391,362
1,000,000 Oracle Corp 6 .000 08/03/55 998,315
1,500,000 Oracle Corp 3 .850 04/01/60 1,033,684
2,000,000 Oracle Corp 4 .100 03/25/61 1,445,882
1,500,000 Oracle Corp 5 .500 09/27/64 1,366,140
1,000,000 Oracle Corp 6 .125 08/03/65 1,001,008
300,000 Roper Technologies, Inc 4 .200 09/15/28 298,944
500,000 Roper Technologies, Inc 2 .950 09/15/29 472,381
475,000 Roper Technologies, Inc 2 .000 06/30/30 422,097
750,000 Roper Technologies, Inc 1 .750 02/15/31 643,967
1,000,000 Roper Technologies, Inc 4 .750 02/15/32 1,001,753
1,500,000 Roper Technologies, Inc 4 .900 10/15/34 1,479,244
925,000 Salesforce, Inc 3 .700 04/11/28 918,605
2,000,000 Salesforce, Inc 1 .500 07/15/28 1,858,724
1,250,000 Salesforce, Inc 1 .950 07/15/31 1,096,102
1,075,000 Salesforce, Inc 2 .700 07/15/41 773,292
1,000,000 Salesforce, Inc 2 .900 07/15/51 639,996
2,000,000 Salesforce, Inc 3 .050 07/15/61 1,224,083
1,000,000 ServiceNow, Inc 1 .400 09/01/30 866,683
2,000,000 Synopsys, Inc 4 .650 04/01/28 2,020,358
2,000,000 Synopsys, Inc 4 .850 04/01/30 2,027,740
2,000,000 Synopsys, Inc 5 .000 04/01/32 2,025,868
2,000,000 Synopsys, Inc 5 .150 04/01/35 2,015,878
2,000,000 Synopsys, Inc 5 .700 04/01/55 1,988,517
750,000 Take-Two Interactive Software, Inc 5 .400 06/12/29 772,295
750,000 Take-Two Interactive Software, Inc 5 .600 06/12/34 778,311
750,000 VeriSign, Inc 2 .700 06/15/31 672,076
1,000,000 VeriSign, Inc 5 .250 06/01/32 1,019,116
1,500,000 VMware, Inc 1 .400 08/15/26 1,450,772
725,000 VMware, Inc 3 .900 08/21/27 718,710
1,500,000 VMware, Inc 1 .800 08/15/28 1,387,757
1,000,000 VMware, Inc 4 .700 05/15/30 1,003,970
1,150,000 VMware, Inc 2 .200 08/15/31 998,129

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES - 0.7% (continued)
$ 1,500,000 Workday, Inc 3 .500% 04/01/27 $ 1,480,588
1,500,000 Workday, Inc 3 .700 04/01/29 1,465,015
TOTAL SOFTWARE & SERVICES 183,093,195
TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
1,000,000 Alphabet, Inc 4 .000 05/15/30 1,000,749
1,000,000 Alphabet, Inc 4 .500 05/15/35 986,869
1,000,000 Alphabet, Inc 5 .250 05/15/55 984,868
1,000,000 Alphabet, Inc 5 .300 05/15/65 979,142
750,000 Amphenol Corp 4 .375 06/12/28 755,222
1,000,000 Amphenol Corp 2 .800 02/15/30 938,191
1,000,000 Amphenol Corp 2 .200 09/15/31 875,758
600,000 Amphenol Corp 5 .250 04/05/34 617,465
1,000,000 Amphenol Corp 5 .000 01/15/35 1,010,734
500,000 Amphenol Corp 5 .375 11/15/54 489,180
275,000 Apple, Inc 3 .200 05/11/27 271,523
3,675,000 Apple, Inc 3 .000 11/13/27 3,604,016
3,000,000 Apple, Inc 1 .200 02/08/28 2,797,829
2,500,000 Apple, Inc 1 .400 08/05/28 2,316,468
1,000,000 Apple, Inc 3 .250 08/08/29 971,223
1,000,000 Apple, Inc 2 .200 09/11/29 928,407
2,950,000 Apple, Inc 1 .650 05/11/30 2,627,009
1,000,000 Apple, Inc 4 .200 05/12/30 1,004,462
3,000,000 Apple, Inc 1 .250 08/20/30 2,602,614
3,000,000 Apple, Inc 1 .650 02/08/31 2,618,898
2,500,000 Apple, Inc 1 .700 08/05/31 2,174,184
1,000,000 Apple, Inc 4 .500 05/12/32 1,012,673
1,000,000 Apple, Inc 3 .350 08/08/32 943,698
1,500,000 Apple, Inc 4 .300 05/10/33 1,504,533
1,000,000 Apple, Inc 4 .750 05/12/35 1,008,023
1,600,000 Apple, Inc 4 .500 02/23/36 1,595,716
2,000,000 Apple, Inc 2 .375 02/08/41 1,397,923
350,000 Apple, Inc 3 .850 05/04/43 293,155
750,000 Apple, Inc 4 .450 05/06/44 683,874
1,350,000 Apple, Inc 3 .450 02/09/45 1,049,136
1,000,000 Apple, Inc 4 .375 05/13/45 883,475
1,775,000 Apple, Inc 4 .650 02/23/46 1,622,773
900,000 Apple, Inc 3 .850 08/04/46 728,466
1,175,000 Apple, Inc 4 .250 02/09/47 1,007,191
900,000 Apple, Inc 3 .750 09/12/47 710,168
2,850,000 Apple, Inc 3 .750 11/13/47 2,247,683
3,000,000 Apple, Inc 2 .950 09/11/49 2,013,729
3,350,000 Apple, Inc 2 .650 05/11/50 2,101,379
1,375,000 Apple, Inc 2 .400 08/20/50 813,429
1,000,000 Apple, Inc 2 .650 02/08/51 620,892
1,000,000 Apple, Inc 2 .700 08/05/51 625,497
750,000 Apple, Inc 3 .950 08/08/52 597,806
2,000,000 (a) Apple, Inc 4 .850 05/10/53 1,906,947
25,000 Apple, Inc 2 .550 08/20/60 14,412
2,000,000 Apple, Inc 2 .800 02/08/61 1,182,674
1,000,000 Apple, Inc 2 .850 08/05/61 599,323
750,000 Apple, Inc 4 .100 08/08/62 590,853
425,000 Arrow Electronics, Inc 3 .875 01/12/28 416,774
1,000,000 Arrow Electronics, Inc 5 .150 08/21/29 1,015,185
1,000,000 Arrow Electronics, Inc 2 .950 02/15/32 877,854
750,000 Arrow Electronics, Inc 5 .875 04/10/34 774,510
200,000 Avnet, Inc 4 .625 04/15/26 199,685
1,000,000 Avnet, Inc 6 .250 03/15/28 1,039,232
1,000,000 Avnet, Inc 3 .000 05/15/31 895,001
2,000,000 CDW LLC 2 .670 12/01/26 1,949,480
1,000,000 CDW LLC 3 .276 12/01/28 954,490
1,000,000 CDW LLC 5 .100 03/01/30 1,007,000
575,000 CDW LLC 3 .569 12/01/31 529,244

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 0.7% (continued)
$ 1,000,000 CDW LLC 5 .550% 08/22/34 $ 997,235
1,000,000 Cisco Systems, Inc 4 .550 02/24/28 1,013,220
3,000,000 Cisco Systems, Inc 4 .850 02/26/29 3,074,324
1,000,000 Cisco Systems, Inc 4 .750 02/24/30 1,022,359
3,000,000 Cisco Systems, Inc 4 .950 02/26/31 3,085,986
1,000,000 Cisco Systems, Inc 4 .950 02/24/32 1,025,036
3,000,000 Cisco Systems, Inc 5 .050 02/26/34 3,070,649
1,000,000 Cisco Systems, Inc 5 .100 02/24/35 1,023,605
1,000,000 Cisco Systems, Inc 5 .900 02/15/39 1,075,409
1,175,000 Cisco Systems, Inc 5 .500 01/15/40 1,213,690
1,000,000 Cisco Systems, Inc 5 .300 02/26/54 969,770
1,000,000 Cisco Systems, Inc 5 .500 02/24/55 997,862
2,000,000 Cisco Systems, Inc 5 .350 02/26/64 1,930,224
200,000 Corning, Inc 4 .700 03/15/37 193,245
100,000 Corning, Inc 5 .750 08/15/40 101,413
200,000 Corning, Inc 4 .750 03/15/42 179,163
300,000 Corning, Inc 5 .350 11/15/48 282,369
500,000 Corning, Inc 3 .900 11/15/49 378,379
825,000 Corning, Inc 4 .375 11/15/57 661,982
200,000 Corning, Inc 5 .850 11/15/68 193,172
1,000,000 Corning, Inc 5 .450 11/15/79 918,065
1,000,000 Dell International LLC 5 .250 02/01/28 1,023,795
2,000,000 Dell International LLC 4 .750 04/01/28 2,023,407
1,900,000 Dell International LLC 5 .300 10/01/29 1,955,400
1,000,000 Dell International LLC 4 .350 02/01/30 991,101
1,500,000 Dell International LLC 5 .000 04/01/30 1,524,000
1,500,000 Dell International LLC 5 .300 04/01/32 1,533,160
750,000 Dell International LLC 5 .750 02/01/33 787,296
1,000,000 Dell International LLC 5 .400 04/15/34 1,018,416
1,000,000 Dell International LLC 4 .850 02/01/35 964,997
500,000 Dell International LLC 5 .500 04/01/35 504,972
608,000 Dell International LLC 8 .100 07/15/36 732,815
377,000 Dell International LLC 8 .350 07/15/46 480,869
1,000,000 Dell International LLC 3 .450 12/15/51 685,321
500,000 Flex Ltd 6 .000 01/15/28 515,865
1,000,000 Flex Ltd 4 .875 05/12/30 1,004,307
1,000,000 Flex Ltd 5 .250 01/15/32 1,010,984
1,000,000 Hewlett Packard Enterprise Co 4 .450 09/25/26 1,001,569
1,000,000 Hewlett Packard Enterprise Co 4 .400 09/25/27 1,000,875
1,000,000 Hewlett Packard Enterprise Co 5 .250 07/01/28 1,025,042
1,500,000 Hewlett Packard Enterprise Co 4 .550 10/15/29 1,492,497
1,500,000 Hewlett Packard Enterprise Co 4 .850 10/15/31 1,496,117
2,000,000 Hewlett Packard Enterprise Co 5 .000 10/15/34 1,940,037
225,000 Hewlett Packard Enterprise Co 6 .200 10/15/35 237,930
1,175,000 Hewlett Packard Enterprise Co 6 .350 10/15/45 1,205,392
2,000,000 Hewlett Packard Enterprise Co 5 .600 10/15/54 1,847,158
1,000,000 HP, Inc 1 .450 06/17/26 970,840
1,000,000 HP, Inc 3 .000 06/17/27 975,515
500,000 HP, Inc 4 .750 01/15/28 505,753
1,000,000 HP, Inc 4 .000 04/15/29 978,887
750,000 HP, Inc 5 .400 04/25/30 770,398
1,000,000 HP, Inc 3 .400 06/17/30 939,934
1,000,000 HP, Inc 2 .650 06/17/31 884,989
500,000 HP, Inc 4 .200 04/15/32 477,803
500,000 HP, Inc 5 .500 01/15/33 510,393
750,000 HP, Inc 6 .100 04/25/35 776,039
975,000 (a) HP, Inc 6 .000 09/15/41 979,034
1,000,000 International Business Machines Corp 4 .650 02/10/28 1,011,492
1,500,000 International Business Machines Corp 4 .800 02/10/30 1,523,912
2,000,000 International Business Machines Corp 5 .000 02/10/32 2,041,214
1,000,000 International Business Machines Corp 5 .200 02/10/35 1,014,841
1,000,000 International Business Machines Corp 5 .700 02/10/55 988,851

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 0.7% (continued)
$ 1,000,000 Jabil, Inc 1 .700% 04/15/26 $ 976,654
1,000,000 Jabil, Inc 4 .250 05/15/27 997,252
100,000 Jabil, Inc 3 .950 01/12/28 98,967
1,000,000 Jabil, Inc 5 .450 02/01/29 1,025,421
750,000 Jabil, Inc 3 .600 01/15/30 717,140
50,000 Jabil, Inc 3 .000 01/15/31 45,585
600,000 Keysight Technologies, Inc 4 .600 04/06/27 602,359
500,000 Keysight Technologies, Inc 3 .000 10/30/29 470,405
500,000 Keysight Technologies, Inc 5 .350 07/30/30 515,714
1,000,000 Keysight Technologies, Inc 4 .950 10/15/34 988,648
1,000,000 Motorola Solutions, Inc 5 .000 04/15/29 1,016,346
500,000 Motorola Solutions, Inc 4 .600 05/23/29 502,486
1,000,000 Motorola Solutions, Inc 4 .850 08/15/30 1,010,774
600,000 Motorola Solutions, Inc 2 .300 11/15/30 532,617
2,250,000 Motorola Solutions, Inc 2 .750 05/24/31 2,017,244
500,000 Motorola Solutions, Inc 5 .600 06/01/32 520,858
1,000,000 Motorola Solutions, Inc 5 .200 08/15/32 1,016,710
1,000,000 Motorola Solutions, Inc 5 .400 04/15/34 1,019,853
1,000,000 Motorola Solutions, Inc 5 .550 08/15/35 1,019,596
200,000 Motorola Solutions, Inc 5 .500 09/01/44 195,164
500,000 NetApp, Inc 2 .375 06/22/27 480,843
750,000 NetApp, Inc 2 .700 06/22/30 685,320
1,000,000 NetApp, Inc 5 .500 03/17/32 1,030,033
1,000,000 NetApp, Inc 5 .700 03/17/35 1,026,963
1,000,000 TD SYNNEX Corp 1 .750 08/09/26 966,862
1,000,000 TD SYNNEX Corp 2 .375 08/09/28 935,821
1,000,000 TD SYNNEX Corp 2 .650 08/09/31 863,039
1,000,000 TD SYNNEX Corp 6 .100 04/12/34 1,052,444
2,000,000 Teledyne Technologies, Inc 1 .600 04/01/26 1,956,980
625,000 Trimble, Inc 4 .900 06/15/28 634,173
1,000,000 Trimble, Inc 6 .100 03/15/33 1,062,365
1,000,000 Vontier Corp 2 .400 04/01/28 939,389
1,000,000 Vontier Corp 2 .950 04/01/31 893,806
1,000,000 Western Digital Corp 2 .850 02/01/29 927,060
1,000,000 Western Digital Corp 3 .100 02/01/32 884,536
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 164,358,495
TELECOMMUNICATION SERVICES - 0.9%
2,000,000 America Movil SAB de C.V. 3 .625 04/22/29 1,938,422
2,000,000 America Movil SAB de C.V. 2 .875 05/07/30 1,848,788
1,000,000 America Movil SAB de C.V. 4 .700 07/21/32 993,077
2,000,000 America Movil SAB de C.V. 5 .000 01/20/33 2,003,080
440,000 America Movil SAB de C.V. 6 .125 03/30/40 459,028
1,625,000 America Movil SAB de C.V. 4 .375 07/16/42 1,368,078
2,000,000 America Movil SAB de C.V. 4 .375 04/22/49 1,637,461
1,000,000 AT&T, Inc 2 .950 07/15/26 984,794
1,000,000 AT&T, Inc 2 .300 06/01/27 964,169
1,150,000 AT&T, Inc 1 .650 02/01/28 1,078,845
4,375,000 AT&T, Inc 4 .350 03/01/29 4,384,178
1,000,000 AT&T, Inc 4 .300 02/15/30 996,747
1,500,000 AT&T, Inc 4 .700 08/15/30 1,513,614
3,000,000 AT&T, Inc 2 .250 02/01/32 2,581,948
10,855,000 AT&T, Inc 2 .550 12/01/33 9,084,615
4,500,000 AT&T, Inc 5 .400 02/15/34 4,628,352
1,825,000 AT&T, Inc 4 .500 05/15/35 1,739,024
1,000,000 AT&T, Inc 5 .375 08/15/35 1,018,253
3,000,000 AT&T, Inc 3 .500 06/01/41 2,353,396
300,000 AT&T, Inc 4 .650 06/01/44 258,775
2,000,000 AT&T, Inc 3 .650 06/01/51 1,420,885
7,360,000 AT&T, Inc 3 .500 09/15/53 4,981,670
8,357,000 AT&T, Inc 3 .550 09/15/55 5,638,868
1,000,000 AT&T, Inc 6 .050 08/15/56 1,020,517
9,844,000 AT&T, Inc 3 .800 12/01/57 6,887,859

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 0.9% (continued)
$ 8,523,000 AT&T, Inc 3 .650% 09/15/59 $ 5,718,116
1,000,000 AT&T, Inc 3 .850 06/01/60 699,218
500,000 (a) Bell Telephone Co of Canada or Bell Canada 5 .100 05/11/33 500,410
1,000,000 Bell Telephone Co of Canada or Bell Canada 5 .200 02/15/34 1,001,237
750,000 Bell Telephone Co of Canada or Bell Canada 4 .464 04/01/48 602,854
1,000,000 (a) Bell Telephone Co of Canada or Bell Canada 5 .550 02/15/54 940,678
1,750,000 British Telecommunications plc 5 .125 12/04/28 1,788,647
1,425,000 British Telecommunications plc 9 .625 12/15/30 1,752,786
3,690,000 Deutsche Telekom International Finance BV 8 .750 06/15/30 4,356,359
745,000 Orange S.A. 9 .000 03/01/31 905,222
900,000 Orange S.A. 5 .375 01/13/42 877,266
1,725,000 Orange S.A. 5 .500 02/06/44 1,690,944
200,000 Rogers Communications, Inc 2 .900 11/15/26 195,683
2,000,000 Rogers Communications, Inc 3 .200 03/15/27 1,960,916
1,000,000 Rogers Communications, Inc 5 .000 02/15/29 1,014,166
1,500,000 Rogers Communications, Inc 3 .800 03/15/32 1,393,886
1,500,000 Rogers Communications, Inc 5 .300 02/15/34 1,501,593
1,000,000 Rogers Communications, Inc 4 .500 03/15/42 852,121
125,000 Rogers Communications, Inc 4 .500 03/15/43 105,414
300,000 Rogers Communications, Inc 5 .450 10/01/43 281,811
600,000 Rogers Communications, Inc 5 .000 03/15/44 534,342
150,000 Rogers Communications, Inc 4 .300 02/15/48 120,281
1,500,000 Rogers Communications, Inc 4 .350 05/01/49 1,206,827
1,300,000 Rogers Communications, Inc 3 .700 11/15/49 952,204
2,000,000 Rogers Communications, Inc 4 .550 03/15/52 1,628,579
2,000,000 Sprint Capital Corp 6 .875 11/15/28 2,147,074
2,000,000 Sprint Capital Corp 8 .750 03/15/32 2,426,180
625,000 Telefonica Emisiones S.A. 7 .045 06/20/36 693,920
1,200,000 Telefonica Emisiones S.A. 4 .665 03/06/38 1,079,308
2,125,000 Telefonica Emisiones S.A. 5 .213 03/08/47 1,880,065
1,175,000 Telefonica Emisiones S.A. 4 .895 03/06/48 987,530
900,000 Telefonica Emisiones S.A. 5 .520 03/01/49 822,231
1,500,000 Telefonica Emisiones SAU 4 .103 03/08/27 1,492,402
567,000 Telefonica Europe BV 8 .250 09/15/30 655,277
325,000 TELUS Corp 2 .800 02/16/27 316,927
300,000 TELUS Corp 3 .700 09/15/27 295,701
1,000,000 TELUS Corp 3 .400 05/13/32 912,311
500,000 TELUS Corp 4 .600 11/16/48 419,183
750,000 TELUS Corp 4 .300 06/15/49 582,377
1,000,000 T-Mobile US, Inc 5 .125 05/15/32 1,019,793
2,500,000 T-Mobile US, Inc 5 .750 01/15/34 2,618,251
1,000,000 T-Mobile US, Inc 5 .300 05/15/35 1,012,536
325,000 T-Mobile US, Inc 6 .000 06/15/54 330,838
700,000 T-Mobile US, Inc 5 .875 11/15/55 699,711
4,000,000 T-Mobile USA, Inc 3 .750 04/15/27 3,958,231
1,500,000 T-Mobile USA, Inc 2 .050 02/15/28 1,417,776
1,500,000 T-Mobile USA, Inc 4 .950 03/15/28 1,525,316
1,000,000 T-Mobile USA, Inc 4 .800 07/15/28 1,013,401
2,000,000 T-Mobile USA, Inc 4 .850 01/15/29 2,027,832
1,000,000 T-Mobile USA, Inc 2 .625 02/15/29 938,155
1,000,000 T-Mobile USA, Inc 2 .400 03/15/29 931,125
1,000,000 T-Mobile USA, Inc 3 .375 04/15/29 962,147
1,000,000 T-Mobile USA, Inc 4 .200 10/01/29 992,987
825,000 T-Mobile USA, Inc 3 .875 04/15/30 801,255
1,500,000 T-Mobile USA, Inc 2 .550 02/15/31 1,342,841
1,500,000 T-Mobile USA, Inc 2 .250 11/15/31 1,300,624
1,000,000 T-Mobile USA, Inc 2 .700 03/15/32 881,310
4,000,000 T-Mobile USA, Inc 5 .200 01/15/33 4,074,624
1,425,000 T-Mobile USA, Inc 5 .050 07/15/33 1,434,657
1,150,000 T-Mobile USA, Inc 5 .150 04/15/34 1,164,667
2,000,000 T-Mobile USA, Inc 4 .700 01/15/35 1,937,711
650,000 T-Mobile USA, Inc 4 .375 04/15/40 575,957

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 0.9% (continued)
$ 1,350,000 T-Mobile USA, Inc 3 .000% 02/15/41 $ 987,870
3,875,000 T-Mobile USA, Inc 4 .500 04/15/50 3,204,055
2,500,000 T-Mobile USA, Inc 3 .300 02/15/51 1,659,336
2,500,000 T-Mobile USA, Inc 3 .400 10/15/52 1,669,950
2,000,000 T-Mobile USA, Inc 5 .650 01/15/53 1,934,971
575,000 T-Mobile USA, Inc 5 .500 01/15/55 545,117
1,000,000 T-Mobile USA, Inc 5 .250 06/15/55 913,254
1,500,000 T-Mobile USA, Inc 3 .600 11/15/60 1,000,190
1,000,000 T-Mobile USA, Inc 5 .800 09/15/62 979,549
2,000,000 Verizon Communications, Inc 2 .100 03/22/28 1,894,979
350,000 Verizon Communications, Inc 3 .875 02/08/29 345,629
1,550,000 Verizon Communications, Inc 1 .500 09/18/30 1,338,772
3,000,000 Verizon Communications, Inc 1 .750 01/20/31 2,585,033
2,635,000 Verizon Communications, Inc 2 .550 03/21/31 2,363,300
11,355,000 Verizon Communications, Inc 2 .355 03/15/32 9,787,982
2,000,000 Verizon Communications, Inc 5 .050 05/09/33 2,028,013
1,000,000 Verizon Communications, Inc 4 .780 02/15/35 974,199
3,000,000 Verizon Communications, Inc 5 .250 04/02/35 3,024,995
11,752,099 (b),(c) Verizon Communications, Inc 5 .401 07/02/37 11,822,956
2,000,000 Verizon Communications, Inc 2 .650 11/20/40 1,410,942
1,350,000 Verizon Communications, Inc 3 .400 03/22/41 1,041,301
1,000,000 Verizon Communications, Inc 2 .850 09/03/41 708,389
150,000 Verizon Communications, Inc 4 .000 03/22/50 114,232
3,000,000 Verizon Communications, Inc 2 .875 11/20/50 1,868,732
5,225,000 Verizon Communications, Inc 3 .550 03/22/51 3,735,761
1,000,000 Verizon Communications, Inc 3 .875 03/01/52 743,846
2,500,000 Verizon Communications, Inc 5 .500 02/23/54 2,416,050
8,764,000 Verizon Communications, Inc 2 .987 10/30/56 5,274,641
2,000,000 Verizon Communications, Inc 3 .000 11/20/60 1,178,851
3,000,000 Verizon Communications, Inc 3 .700 03/22/61 2,070,483
683,000 Vodafone Group plc 6 .150 02/27/37 733,094
1,000,000 Vodafone Group plc 4 .875 06/19/49 860,334
1,500,000 Vodafone Group plc 4 .250 09/17/50 1,169,136
825,000 Vodafone Group plc 5 .625 02/10/53 778,347
2,500,000 Vodafone Group plc 5 .750 06/28/54 2,395,210
500,000 Vodafone Group plc 5 .125 06/19/59 436,678
1,500,000 Vodafone Group plc 5 .750 02/10/63 1,406,365
1,500,000 Vodafone Group plc 5 .875 06/28/64 1,442,115
TOTAL TELECOMMUNICATION SERVICES 220,882,891
TRANSPORTATION - 0.5%
346,377 American Airlines 2 .875 07/11/34 304,919
2,000,000 Boeing Co 6 .298 05/01/29 2,114,303
2,000,000 Boeing Co 6 .388 05/01/31 2,149,389
975,000 Boeing Co 6 .858 05/01/54 1,067,348
1,000,000 Boeing Co 7 .008 05/01/64 1,098,347
660,000 Burlington Northern Santa Fe LLC 5 .750 05/01/40 691,062
250,000 Burlington Northern Santa Fe LLC 5 .050 03/01/41 239,631
200,000 Burlington Northern Santa Fe LLC 4 .400 03/15/42 176,869
300,000 Burlington Northern Santa Fe LLC 4 .450 03/15/43 264,430
500,000 Burlington Northern Santa Fe LLC 5 .150 09/01/43 480,339
500,000 Burlington Northern Santa Fe LLC 4 .900 04/01/44 466,994
600,000 Burlington Northern Santa Fe LLC 4 .550 09/01/44 532,011
1,275,000 Burlington Northern Santa Fe LLC 4 .150 04/01/45 1,068,846
200,000 Burlington Northern Santa Fe LLC 4 .700 09/01/45 180,314
1,150,000 Burlington Northern Santa Fe LLC 3 .900 08/01/46 918,454
400,000 Burlington Northern Santa Fe LLC 4 .125 06/15/47 328,484
1,675,000 Burlington Northern Santa Fe LLC 4 .050 06/15/48 1,353,314
1,025,000 Burlington Northern Santa Fe LLC 4 .150 12/15/48 847,014
750,000 Burlington Northern Santa Fe LLC 3 .550 02/15/50 551,665
750,000 Burlington Northern Santa Fe LLC 3 .050 02/15/51 497,794
2,400,000 Burlington Northern Santa Fe LLC 3 .300 09/15/51 1,664,003
1,000,000 Burlington Northern Santa Fe LLC 4 .450 01/15/53 844,306

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 0.5% (continued)
$ 1,500,000 Burlington Northern Santa Fe LLC 5 .200% 04/15/54 $ 1,419,708
1,500,000 Burlington Northern Santa Fe LLC 5 .500 03/15/55 1,485,248
1,000,000 Burlington Northern Santa Fe LLC 5 .800 03/15/56 1,029,018
200,000 Canadian National Railway Co 6 .900 07/15/28 214,985
500,000 Canadian National Railway Co 3 .850 08/05/32 475,591
500,000 Canadian National Railway Co 5 .850 11/01/33 534,693
200,000 Canadian National Railway Co 6 .250 08/01/34 219,432
1,000,000 Canadian National Railway Co 4 .375 09/18/34 963,945
250,000 Canadian National Railway Co 3 .500 11/15/42 189,320
100,000 Canadian National Railway Co 4 .500 11/07/43 86,065
650,000 Canadian National Railway Co 3 .200 08/02/46 462,292
725,000 Canadian National Railway Co 3 .650 02/03/48 553,337
325,000 Canadian National Railway Co 4 .450 01/20/49 280,391
400,000 Canadian National Railway Co 2 .450 05/01/50 235,232
750,000 Canadian National Railway Co 4 .400 08/05/52 635,698
500,000 Canadian National Railway Co 6 .125 11/01/53 542,490
100,000 Canadian Pacific Railway Co 3 .125 06/01/26 98,501
300,000 Canadian Pacific Railway Co 4 .000 06/01/28 298,381
500,000 Canadian Pacific Railway Co 2 .875 11/15/29 469,719
850,000 Canadian Pacific Railway Co 2 .050 03/05/30 765,341
1,500,000 Canadian Pacific Railway Co 4 .800 03/30/30 1,524,140
200,000 Canadian Pacific Railway Co 7 .125 10/15/31 224,890
600,000 Canadian Pacific Railway Co 2 .450 12/02/31 526,695
1,000,000 Canadian Pacific Railway Co 5 .200 03/30/35 1,013,931
250,000 Canadian Pacific Railway Co 5 .950 05/15/37 265,602
475,000 Canadian Pacific Railway Co 3 .000 12/02/41 345,398
100,000 Canadian Pacific Railway Co 4 .300 05/15/43 85,712
175,000 Canadian Pacific Railway Co 4 .950 08/15/45 159,049
800,000 Canadian Pacific Railway Co 4 .700 05/01/48 705,619
500,000 Canadian Pacific Railway Co 3 .500 05/01/50 355,776
1,000,000 Canadian Pacific Railway Co 3 .100 12/02/51 657,092
500,000 Canadian Pacific Railway Co 4 .200 11/15/69 376,364
1,275,000 Canadian Pacific Railway Co 6 .125 09/15/15 1,298,774
400,000 CH Robinson Worldwide, Inc 4 .200 04/15/28 397,813
825,000 CSX Corp 4 .250 03/15/29 825,062
600,000 CSX Corp 2 .400 02/15/30 553,320
850,000 CSX Corp 4 .100 11/15/32 824,544
2,500,000 CSX Corp 5 .200 11/15/33 2,584,044
1,000,000 CSX Corp 5 .050 06/15/35 1,005,753
100,000 CSX Corp 6 .000 10/01/36 107,346
200,000 CSX Corp 6 .150 05/01/37 217,075
400,000 CSX Corp 5 .500 04/15/41 400,089
350,000 CSX Corp 4 .400 03/01/43 305,537
600,000 CSX Corp 4 .100 03/15/44 499,061
800,000 CSX Corp 3 .800 11/01/46 620,731
550,000 CSX Corp 4 .300 03/01/48 456,427
850,000 CSX Corp 4 .750 11/15/48 753,543
500,000 CSX Corp 4 .500 03/15/49 424,846
600,000 CSX Corp 3 .350 09/15/49 419,179
500,000 CSX Corp 3 .800 04/15/50 378,511
200,000 CSX Corp 3 .950 05/01/50 154,976
800,000 CSX Corp 2 .500 05/15/51 461,534
750,000 CSX Corp 4 .500 11/15/52 632,530
300,000 CSX Corp 4 .500 08/01/54 250,883
625,000 CSX Corp 4 .900 03/15/55 560,476
150,000 CSX Corp 4 .250 11/01/66 115,547
800,000 CSX Corp 4 .650 03/01/68 656,953
1,500,000 Delta Air Lines, Inc 5 .250 07/10/30 1,509,629
500,000 (c) FedEx Corp 4 .200 10/17/28 498,082
500,000 (c) FedEx Corp 4 .250 05/15/30 490,147
500,000 (c) FedEx Corp 2 .400 05/15/31 442,811
1,000,000 (c) FedEx Corp 4 .900 01/15/34 972,206

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 0.5% (continued)
$ 200,000 (c) FedEx Corp 3 .900% 02/01/35 $ 178,835
1,000,000 (c) FedEx Corp 3 .250 05/15/41 717,198
275,000 (c) FedEx Corp 5 .100 01/15/44 241,967
1,100,000 (c) FedEx Corp 4 .750 11/15/45 916,669
600,000 (c) FedEx Corp 4 .550 04/01/46 483,545
450,000 (c) FedEx Corp 4 .400 01/15/47 353,778
900,000 (c) FedEx Corp 4 .050 02/15/48 666,055
500,000 (c) FedEx Corp 4 .950 10/17/48 422,232
1,500,000 (a),(c) FedEx Corp 5 .250 05/15/50 1,324,774
200,000 (c) FedEx Corp 4 .500 02/01/65 133,932
1,000,000 GXO Logistics, Inc 1 .650 07/15/26 967,224
1,000,000 GXO Logistics, Inc 6 .250 05/06/29 1,044,004
1,000,000 GXO Logistics, Inc 6 .500 05/06/34 1,046,013
1,000,000 JB Hunt Transport Services, Inc 4 .900 03/15/30 1,014,778
350,000 Kirby Corp 4 .200 03/01/28 346,840
350,000 Norfolk Southern Corp 2 .900 06/15/26 345,209
300,000 Norfolk Southern Corp 3 .150 06/01/27 294,568
700,000 Norfolk Southern Corp 3 .800 08/01/28 692,283
500,000 Norfolk Southern Corp 5 .050 08/01/30 516,469
1,000,000 Norfolk Southern Corp 3 .000 03/15/32 906,998
1,000,000 Norfolk Southern Corp 4 .450 03/01/33 978,390
500,000 Norfolk Southern Corp 5 .550 03/15/34 522,486
16,000 Norfolk Southern Corp 4 .837 10/01/41 14,639
300,000 Norfolk Southern Corp 4 .450 06/15/45 256,096
200,000 Norfolk Southern Corp 4 .650 01/15/46 175,175
303,000 Norfolk Southern Corp 3 .942 11/01/47 237,454
1,450,000 Norfolk Southern Corp 4 .150 02/28/48 1,169,230
500,000 Norfolk Southern Corp 4 .100 05/15/49 395,284
500,000 Norfolk Southern Corp 3 .400 11/01/49 350,486
1,000,000 Norfolk Southern Corp 3 .050 05/15/50 655,923
1,000,000 Norfolk Southern Corp 2 .900 08/25/51 625,540
175,000 Norfolk Southern Corp 4 .050 08/15/52 135,225
1,000,000 Norfolk Southern Corp 3 .700 03/15/53 725,716
300,000 Norfolk Southern Corp 4 .550 06/01/53 253,382
500,000 (a) Norfolk Southern Corp 5 .350 08/01/54 477,515
1,170,000 Norfolk Southern Corp 3 .155 05/15/55 749,973
200,000 Norfolk Southern Corp 5 .950 03/15/64 205,779
1,000,000 Norfolk Southern Corp 4 .100 05/15/21 690,244
500,000 Ryder System, Inc 2 .900 12/01/26 488,873
1,000,000 Ryder System, Inc 2 .850 03/01/27 974,023
1,000,000 Ryder System, Inc 5 .650 03/01/28 1,032,678
500,000 Ryder System, Inc 5 .375 03/15/29 513,651
500,000 Ryder System, Inc 5 .500 06/01/29 517,299
1,000,000 Ryder System, Inc 4 .900 12/01/29 1,014,183
500,000 Ryder System, Inc 5 .000 03/15/30 507,185
200,000 Southwest Airlines Co 3 .000 11/15/26 195,844
1,000,000 Southwest Airlines Co 5 .125 06/15/27 1,008,940
200,000 Southwest Airlines Co 3 .450 11/16/27 194,719
1,200,000 Southwest Airlines Co 2 .625 02/10/30 1,093,171
1,500,000 Uber Technologies, Inc 4 .300 01/15/30 1,493,083
1,500,000 Uber Technologies, Inc 4 .800 09/15/34 1,473,355
1,500,000 Uber Technologies, Inc 5 .350 09/15/54 1,399,138
1,000,000 Union Pacific Corp 2 .400 02/05/30 922,015
2,500,000 Union Pacific Corp 2 .375 05/20/31 2,247,672
2,000,000 Union Pacific Corp 2 .800 02/14/32 1,802,840
500,000 Union Pacific Corp 4 .500 01/20/33 496,955
100,000 Union Pacific Corp 3 .375 02/01/35 89,091
1,000,000 Union Pacific Corp 5 .100 02/20/35 1,017,052
2,525,000 Union Pacific Corp 2 .891 04/06/36 2,087,591
100,000 Union Pacific Corp 3 .600 09/15/37 86,859
500,000 Union Pacific Corp 3 .550 08/15/39 418,146
1,500,000 Union Pacific Corp 3 .200 05/20/41 1,146,063

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 0.5% (continued)
$ 500,000 Union Pacific Corp 3 .375% 02/14/42 $ 388,202
200,000 Union Pacific Corp 3 .350 08/15/46 144,431
300,000 Union Pacific Corp 4 .000 04/15/47 238,846
1,000,000 Union Pacific Corp 3 .250 02/05/50 690,443
1,070,000 Union Pacific Corp 3 .799 10/01/51 806,116
500,000 Union Pacific Corp 2 .950 03/10/52 318,995
1,000,000 Union Pacific Corp 3 .500 02/14/53 707,982
1,000,000 Union Pacific Corp 4 .950 05/15/53 908,117
1,000,000 Union Pacific Corp 5 .600 12/01/54 994,639
200,000 Union Pacific Corp 3 .875 02/01/55 150,658
300,000 Union Pacific Corp 3 .950 08/15/59 221,432
1,000,000 Union Pacific Corp 3 .839 03/20/60 719,655
1,500,000 Union Pacific Corp 3 .550 05/20/61 1,005,585
2,000,000 Union Pacific Corp 2 .973 09/16/62 1,162,454
200,000 Union Pacific Corp 4 .100 09/15/67 147,872
500,000 Union Pacific Corp 3 .750 02/05/70 338,580
500,000 Union Pacific Corp 3 .799 04/06/71 342,471
500,000 Union Pacific Corp 3 .850 02/14/72 343,220
619,561 United Airlines 2024- Class AA Pass Through Trust 5 .450 02/15/37 625,273
991,297 United Airlines 2024-1 Class A Pass Through Trust 5 .875 02/15/37 986,684
125,000 United Parcel Service, Inc 2 .400 11/15/26 122,148
500,000 United Parcel Service, Inc 3 .400 03/15/29 487,652
500,000 United Parcel Service, Inc 2 .500 09/01/29 466,743
750,000 United Parcel Service, Inc 4 .450 04/01/30 758,741
1,000,000 United Parcel Service, Inc 4 .650 10/15/30 1,013,772
1,000,000 United Parcel Service, Inc 4 .875 03/03/33 1,017,187
1,000,000 United Parcel Service, Inc 5 .150 05/22/34 1,024,908
1,000,000 United Parcel Service, Inc 5 .250 05/14/35 1,019,785
510,000 United Parcel Service, Inc 6 .200 01/15/38 556,664
450,000 United Parcel Service, Inc 3 .625 10/01/42 351,269
400,000 United Parcel Service, Inc 3 .400 11/15/46 288,532
1,550,000 United Parcel Service, Inc 3 .750 11/15/47 1,178,056
300,000 United Parcel Service, Inc 4 .250 03/15/49 244,578
500,000 United Parcel Service, Inc 3 .400 09/01/49 349,345
1,630,000 (a) United Parcel Service, Inc 5 .300 04/01/50 1,545,198
1,000,000 United Parcel Service, Inc 5 .050 03/03/53 910,702
800,000 United Parcel Service, Inc 5 .500 05/22/54 775,759
1,000,000 United Parcel Service, Inc 5 .950 05/14/55 1,026,194
1,000,000 United Parcel Service, Inc 5 .600 05/22/64 962,238
1,000,000 United Parcel Service, Inc 6 .050 05/14/65 1,023,416
TOTAL TRANSPORTATION 123,673,796
UTILITIES - 2.4%
200,000 AEP Texas, Inc 3 .950 06/01/28 197,649
500,000 AEP Texas, Inc 5 .450 05/15/29 516,110
550,000 AEP Texas, Inc 2 .100 07/01/30 488,667
500,000 AEP Texas, Inc 4 .700 05/15/32 492,708
1,000,000 AEP Texas, Inc 5 .700 05/15/34 1,021,645
200,000 AEP Texas, Inc 3 .800 10/01/47 146,269
100,000 AEP Texas, Inc 4 .150 05/01/49 75,727
850,000 AEP Texas, Inc 3 .450 05/15/51 570,333
1,000,000 AEP Transmission Co LLC 5 .150 04/01/34 1,011,421
75,000 AEP Transmission Co LLC 5 .375 06/15/35 76,632
600,000 AEP Transmission Co LLC 4 .000 12/01/46 474,146
500,000 AEP Transmission Co LLC 3 .750 12/01/47 378,547
200,000 AEP Transmission Co LLC 4 .250 09/15/48 160,191
300,000 AEP Transmission Co LLC 3 .800 06/15/49 223,865
550,000 AEP Transmission Co LLC 2 .750 08/15/51 336,458
300,000 AEP Transmission Co LLC 5 .400 03/15/53 288,995
1,000,000 AES Corp 5 .450 06/01/28 1,021,890
675,000 AES Corp 2 .450 01/15/31 590,114
1,500,000 AES Corp 5 .800 03/15/32 1,522,912
60,000 Alabama Power Co 1 .450 09/15/30 52,011

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.4% (continued)
$ 500,000 Alabama Power Co 5 .850% 11/15/33 $ 532,933
1,000,000 Alabama Power Co 5 .100 04/02/35 1,007,794
200,000 Alabama Power Co 3 .850 12/01/42 160,770
400,000 Alabama Power Co 3 .750 03/01/45 311,792
300,000 Alabama Power Co 4 .300 01/02/46 251,078
350,000 Alabama Power Co 3 .700 12/01/47 266,587
1,000,000 Alabama Power Co 4 .300 07/15/48 826,827
1,000,000 Alabama Power Co 3 .125 07/15/51 667,844
1,000,000 Alabama Power Co 3 .000 03/15/52 646,731
400,000 Algonquin Power & Utilities Corp 5 .365 06/15/26 402,130
500,000 Ameren Corp 5 .000 01/15/29 509,018
500,000 Ameren Corp 5 .375 03/15/35 503,122
750,000 Ameren Illinois Co 1 .550 11/15/30 648,799
500,000 Ameren Illinois Co 3 .850 09/01/32 473,394
725,000 Ameren Illinois Co 4 .950 06/01/33 734,717
125,000 Ameren Illinois Co 4 .150 03/15/46 102,330
1,150,000 Ameren Illinois Co 3 .700 12/01/47 864,839
575,000 Ameren Illinois Co 4 .500 03/15/49 487,623
325,000 Ameren Illinois Co 2 .900 06/15/51 204,746
325,000 Ameren Illinois Co 5 .900 12/01/52 334,398
500,000 Ameren Illinois Co 5 .625 03/01/55 494,064
700,000 American Electric Power Co, Inc 4 .300 12/01/28 700,296
500,000 American Electric Power Co, Inc 2 .300 03/01/30 451,053
1,000,000 American Electric Power Co, Inc 5 .625 03/01/33 1,039,542
500,000 American Electric Power Co, Inc 6 .950 12/15/54 521,318
500,000 American Electric Power Co, Inc 7 .050 12/15/54 519,363
500,000 American Electric Power Co, Inc 3 .875 02/15/62 479,731
200,000 American Water Capital Corp 2 .950 09/01/27 194,941
500,000 American Water Capital Corp 3 .750 09/01/28 493,062
750,000 American Water Capital Corp 3 .450 06/01/29 726,668
100,000 American Water Capital Corp 2 .800 05/01/30 92,908
1,250,000 American Water Capital Corp 2 .300 06/01/31 1,098,356
1,000,000 American Water Capital Corp 5 .150 03/01/34 1,014,480
600,000 American Water Capital Corp 5 .250 03/01/35 608,000
225,000 American Water Capital Corp 4 .300 12/01/42 191,603
150,000 American Water Capital Corp 4 .300 09/01/45 125,676
100,000 American Water Capital Corp 4 .000 12/01/46 79,152
1,175,000 American Water Capital Corp 3 .750 09/01/47 893,191
500,000 American Water Capital Corp 4 .200 09/01/48 401,018
500,000 American Water Capital Corp 4 .150 06/01/49 399,371
675,000 American Water Capital Corp 3 .450 05/01/50 476,513
1,250,000 American Water Capital Corp 3 .250 06/01/51 844,293
1,000,000 American Water Capital Corp 5 .450 03/01/54 967,244
1,000,000 Appalachian Power Co 2 .700 04/01/31 898,205
500,000 Appalachian Power Co 4 .500 08/01/32 487,716
1,000,000 Appalachian Power Co 5 .650 04/01/34 1,028,803
300,000 Appalachian Power Co 4 .500 03/01/49 242,248
775,000 Appalachian Power Co 3 .700 05/01/50 547,464
200,000 Arizona Public Service Co 2 .950 09/15/27 193,808
1,000,000 Arizona Public Service Co 2 .600 08/15/29 933,699
750,000 Arizona Public Service Co 6 .350 12/15/32 807,993
750,000 Arizona Public Service Co 5 .550 08/01/33 767,555
1,000,000 Arizona Public Service Co 5 .700 08/15/34 1,031,063
350,000 Arizona Public Service Co 4 .500 04/01/42 298,662
200,000 Arizona Public Service Co 4 .350 11/15/45 163,699
410,000 Arizona Public Service Co 3 .750 05/15/46 305,487
200,000 Arizona Public Service Co 4 .200 08/15/48 156,538
200,000 Arizona Public Service Co 4 .250 03/01/49 157,367
300,000 Arizona Public Service Co 3 .500 12/01/49 205,490
500,000 Arizona Public Service Co 3 .350 05/15/50 338,982
750,000 Arizona Public Service Co 2 .650 09/15/50 440,463
425,000 Atlantic City Electric Co 2 .300 03/15/31 377,121

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.4% (continued)
$ 1,000,000 Atmos Energy Corp 2 .625% 09/15/29 $ 936,281
750,000 Atmos Energy Corp 1 .500 01/15/31 640,298
175,000 Atmos Energy Corp 5 .450 10/15/32 183,064
1,500,000 Atmos Energy Corp 5 .900 11/15/33 1,610,184
300,000 Atmos Energy Corp 5 .200 08/15/35 303,507
100,000 Atmos Energy Corp 5 .500 06/15/41 100,301
125,000 Atmos Energy Corp 4 .150 01/15/43 104,841
600,000 Atmos Energy Corp 4 .125 10/15/44 496,854
500,000 Atmos Energy Corp 4 .300 10/01/48 412,925
300,000 Atmos Energy Corp 4 .125 03/15/49 239,202
1,500,000 Atmos Energy Corp 2 .850 02/15/52 926,266
500,000 Atmos Energy Corp 5 .750 10/15/52 499,788
125,000 Atmos Energy Corp 6 .200 11/15/53 135,166
400,000 Atmos Energy Corp 5 .000 12/15/54 363,732
625,000 Avangrid, Inc 3 .800 06/01/29 610,561
150,000 Avista Corp 4 .350 06/01/48 122,570
550,000 Avista Corp 4 .000 04/01/52 405,234
1,500,000 Baltimore Gas and Electric Co 2 .250 06/15/31 1,331,605
1,000,000 Baltimore Gas and Electric Co 5 .300 06/01/34 1,023,579
1,000,000 Baltimore Gas and Electric Co 5 .450 06/01/35 1,024,987
150,000 Baltimore Gas and Electric Co 3 .500 08/15/46 110,068
200,000 Baltimore Gas and Electric Co 3 .750 08/15/47 151,504
200,000 Baltimore Gas and Electric Co 4 .250 09/15/48 162,277
500,000 Baltimore Gas and Electric Co 3 .200 09/15/49 339,021
775,000 Baltimore Gas and Electric Co 2 .900 06/15/50 484,589
500,000 Baltimore Gas and Electric Co 4 .550 06/01/52 418,737
500,000 Baltimore Gas and Electric Co 5 .400 06/01/53 476,822
500,000 Baltimore Gas and Electric Co 5 .650 06/01/54 495,518
175,000 Berkshire Hathaway Energy Co 3 .250 04/15/28 171,269
2,500,000 Berkshire Hathaway Energy Co 1 .650 05/15/31 2,129,344
950,000 Berkshire Hathaway Energy Co 6 .125 04/01/36 1,021,720
1,032,000 Berkshire Hathaway Energy Co 5 .950 05/15/37 1,098,148
725,000 Berkshire Hathaway Energy Co 5 .150 11/15/43 680,726
975,000 Berkshire Hathaway Energy Co 4 .500 02/01/45 838,090
1,250,000 Berkshire Hathaway Energy Co 3 .800 07/15/48 943,435
1,025,000 Berkshire Hathaway Energy Co 4 .450 01/15/49 847,353
2,500,000 Berkshire Hathaway Energy Co 2 .850 05/15/51 1,531,002
1,000,000 BHP Billiton Finance USA Ltd 5 .000 02/21/30 1,024,483
550,000 Black Hills Corp 2 .500 06/15/30 494,872
300,000 Black Hills Corp 4 .350 05/01/33 281,705
1,000,000 Black Hills Corp 6 .150 05/15/34 1,049,251
1,000,000 Black Hills Corp 6 .000 01/15/35 1,037,143
200,000 Black Hills Corp 4 .200 09/15/46 157,681
200,000 CenterPoint Energy Houston Electric LLC 2 .400 09/01/26 195,580
300,000 CenterPoint Energy Houston Electric LLC 3 .000 02/01/27 294,064
1,500,000 CenterPoint Energy Houston Electric LLC 5 .200 10/01/28 1,546,302
1,000,000 CenterPoint Energy Houston Electric LLC 4 .800 03/15/30 1,017,747
275,000 CenterPoint Energy Houston Electric LLC 2 .350 04/01/31 244,422
100,000 CenterPoint Energy Houston Electric LLC 6 .950 03/15/33 112,523
500,000 CenterPoint Energy Houston Electric LLC 4 .950 04/01/33 502,036
1,000,000 CenterPoint Energy Houston Electric LLC 5 .150 03/01/34 1,008,709
500,000 CenterPoint Energy Houston Electric LLC 5 .050 03/01/35 499,386
300,000 CenterPoint Energy Houston Electric LLC 3 .950 03/01/48 234,241
150,000 CenterPoint Energy Houston Electric LLC 2 .900 07/01/50 96,045
875,000 CenterPoint Energy Houston Electric LLC 3 .350 04/01/51 610,471
500,000 CenterPoint Energy Houston Electric LLC 3 .600 03/01/52 359,612
100,000 CenterPoint Energy Houston Electric LLC 5 .300 04/01/53 94,984
1,000,000 CenterPoint Energy Resources Corp 5 .250 03/01/28 1,024,153
200,000 CenterPoint Energy Resources Corp 4 .000 04/01/28 198,338
575,000 CenterPoint Energy Resources Corp 1 .750 10/01/30 500,598
500,000 CenterPoint Energy Resources Corp 4 .400 07/01/32 485,550
86,000 CenterPoint Energy Resources Corp 5 .400 03/01/33 88,341

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.4% (continued)
$ 1,000,000 CenterPoint Energy Resources Corp 5 .400% 07/01/34 $ 1,016,532
929,000 CenterPoint Energy, Inc 5 .400 06/01/29 960,184
750,000 CenterPoint Energy, Inc 2 .950 03/01/30 698,397
1,000,000 CenterPoint Energy, Inc 2 .650 06/01/31 891,577
500,000 CenterPoint Energy, Inc 6 .850 02/15/55 517,281
500,000 CenterPoint Energy, Inc 7 .000 02/15/55 523,310
500,000 CenterPoint Energy, Inc 6 .700 05/15/55 504,599
89,000 Cleco Corporate Holdings LLC 3 .743 05/01/26 88,370
300,000 Cleco Corporate Holdings LLC 3 .375 09/15/29 278,941
200,000 Cleco Corporate Holdings LLC 4 .973 05/01/46 171,715
1,000,000 Cleco Securitization I LLC 4 .646 09/01/42 950,081
790,000 CMS Energy Corp 3 .450 08/15/27 775,598
1,000,000 CMS Energy Corp 3 .750 12/01/50 898,868
425,000 CMS Energy Corp 6 .500 06/01/55 426,017
500,000 Commonwealth Edison Co 2 .200 03/01/30 455,273
1,000,000 Commonwealth Edison Co 3 .150 03/15/32 911,589
1,000,000 Commonwealth Edison Co 4 .900 02/01/33 1,007,267
1,000,000 Commonwealth Edison Co 5 .300 06/01/34 1,028,843
200,000 Commonwealth Edison Co 3 .800 10/01/42 159,638
300,000 Commonwealth Edison Co 4 .700 01/15/44 267,226
100,000 Commonwealth Edison Co 3 .700 03/01/45 77,140
250,000 Commonwealth Edison Co 3 .650 06/15/46 189,000
400,000 Commonwealth Edison Co 3 .750 08/15/47 303,380
1,175,000 Commonwealth Edison Co 4 .000 03/01/48 929,291
1,300,000 Commonwealth Edison Co 4 .000 03/01/49 1,013,310
500,000 Commonwealth Edison Co 3 .200 11/15/49 337,654
500,000 Commonwealth Edison Co 3 .000 03/01/50 323,988
1,000,000 Commonwealth Edison Co 3 .125 03/15/51 660,746
500,000 Commonwealth Edison Co 2 .750 09/01/51 302,250
500,000 Commonwealth Edison Co 5 .300 02/01/53 473,596
500,000 Commonwealth Edison Co 5 .650 06/01/54 495,417
175,000 Commonwealth Edison Co 5 .950 06/01/55 181,197
1,000,000 Connecticut Light and Power Co 4 .950 01/15/30 1,023,449
500,000 Connecticut Light and Power Co 2 .050 07/01/31 436,046
1,000,000 Connecticut Light and Power Co 4 .900 07/01/33 998,675
1,000,000 Connecticut Light and Power Co 4 .950 08/15/34 999,648
400,000 Connecticut Light and Power Co 4 .300 04/15/44 337,687
250,000 Connecticut Light and Power Co 4 .150 06/01/45 203,742
775,000 Connecticut Light and Power Co 4 .000 04/01/48 608,009
500,000 Connecticut Light and Power Co 5 .250 01/15/53 466,637
200,000 Consolidated Edison Co of New York, Inc 3 .800 05/15/28 198,553
300,000 Consolidated Edison Co of New York, Inc 4 .000 12/01/28 298,825
100,000 Consolidated Edison Co of New York, Inc 3 .350 04/01/30 96,106
500,000 Consolidated Edison Co of New York, Inc 2 .400 06/15/31 448,510
1,000,000 Consolidated Edison Co of New York, Inc 5 .200 03/01/33 1,030,089
750,000 Consolidated Edison Co of New York, Inc 5 .500 03/15/34 779,927
1,500,000 Consolidated Edison Co of New York, Inc 5 .375 05/15/34 1,548,247
1,000,000 Consolidated Edison Co of New York, Inc 5 .125 03/15/35 1,012,807
200,000 Consolidated Edison Co of New York, Inc 4 .200 03/15/42 168,975
550,000 Consolidated Edison Co of New York, Inc 3 .950 03/01/43 447,403
725,000 Consolidated Edison Co of New York, Inc 4 .450 03/15/44 624,390
150,000 Consolidated Edison Co of New York, Inc 4 .500 12/01/45 128,412
400,000 Consolidated Edison Co of New York, Inc 3 .850 06/15/46 309,028
400,000 Consolidated Edison Co of New York, Inc 3 .875 06/15/47 307,687
300,000 Consolidated Edison Co of New York, Inc 4 .650 12/01/48 254,675
500,000 Consolidated Edison Co of New York, Inc 4 .125 05/15/49 394,557
700,000 Consolidated Edison Co of New York, Inc 3 .950 04/01/50 545,687
1,000,000 Consolidated Edison Co of New York, Inc 3 .200 12/01/51 662,715
1,000,000 Consolidated Edison Co of New York, Inc 6 .150 11/15/52 1,054,566
300,000 Consolidated Edison Co of New York, Inc 5 .900 11/15/53 306,111
800,000 Consolidated Edison Co of New York, Inc 5 .700 05/15/54 798,627
850,000 Consolidated Edison Co of New York, Inc 4 .625 12/01/54 716,319

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.4% (continued)
$ 500,000 Consolidated Edison Co of New York, Inc 5 .500% 03/15/55 $ 484,619
200,000 Consolidated Edison Co of New York, Inc 4 .300 12/01/56 157,482
1,300,000 Consolidated Edison Co of New York, Inc 4 .000 11/15/57 965,454
400,000 Consolidated Edison Co of New York, Inc 4 .500 05/15/58 325,218
1,000,000 Consolidated Edison Co of New York, Inc 3 .700 11/15/59 693,313
1,000,000 Consolidated Edison Co of New York, Inc 3 .000 12/01/60 590,331
1,000,000 Consolidated Edison Co of New York, Inc 3 .600 06/15/61 679,690
750,000 Constellation Energy Generation LLC 5 .600 03/01/28 775,945
750,000 Constellation Energy Generation LLC 5 .800 03/01/33 793,056
1,000,000 Constellation Energy Generation LLC 6 .125 01/15/34 1,076,915
900,000 Constellation Energy Generation LLC 6 .250 10/01/39 960,773
625,000 Constellation Energy Generation LLC 5 .600 06/15/42 608,114
1,000,000 Constellation Energy Generation LLC 6 .500 10/01/53 1,073,135
1,000,000 Constellation Energy Generation LLC 5 .750 03/15/54 979,627
500,000 Consumers Energy Co 4 .650 03/01/28 506,828
250,000 Consumers Energy Co 3 .800 11/15/28 248,078
1,000,000 Consumers Energy Co 4 .900 02/15/29 1,020,847
300,000 Consumers Energy Co 4 .600 05/30/29 303,084
1,000,000 Consumers Energy Co 4 .700 01/15/30 1,014,650
275,000 Consumers Energy Co 3 .600 08/15/32 255,701
500,000 Consumers Energy Co 4 .625 05/15/33 495,102
500,000 Consumers Energy Co 5 .050 05/15/35 503,462
600,000 Consumers Energy Co 3 .950 07/15/47 476,516
600,000 Consumers Energy Co 4 .050 05/15/48 481,169
350,000 Consumers Energy Co 4 .350 04/15/49 295,993
500,000 Consumers Energy Co 3 .750 02/15/50 378,775
500,000 Consumers Energy Co 3 .100 08/15/50 335,228
150,000 Consumers Energy Co 3 .500 08/01/51 110,522
287,000 Consumers Energy Co 2 .650 08/15/52 174,909
500,000 Consumers Energy Co 4 .200 09/01/52 408,838
300,000 Dayton Power & Light Co 3 .950 06/15/49 221,673
200,000 Delmarva Power & Light Co 4 .150 05/15/45 164,207
925,000 Dominion Energy South Carolina, Inc 2 .300 12/01/31 809,608
50,000 Dominion Energy South Carolina, Inc 5 .300 05/15/33 51,243
900,000 Dominion Energy South Carolina, Inc 5 .300 01/15/35 920,097
125,000 Dominion Energy South Carolina, Inc 5 .450 02/01/41 123,154
800,000 Dominion Energy South Carolina, Inc 4 .600 06/15/43 709,278
750,000 Dominion Energy South Carolina, Inc 6 .250 10/15/53 810,159
1,000,000 Dominion Energy, Inc 1 .450 04/15/26 976,040
775,000 Dominion Energy, Inc 3 .600 03/15/27 766,563
1,000,000 Dominion Energy, Inc 4 .600 05/15/28 1,006,588
500,000 Dominion Energy, Inc 4 .250 06/01/28 499,273
303,000 Dominion Energy, Inc 3 .375 04/01/30 287,949
1,000,000 Dominion Energy, Inc 5 .000 06/15/30 1,020,550
500,000 Dominion Energy, Inc 2 .250 08/15/31 437,187
500,000 Dominion Energy, Inc 4 .350 08/15/32 479,944
1,000,000 Dominion Energy, Inc 5 .375 11/15/32 1,024,980
1,000,000 Dominion Energy, Inc 5 .450 03/15/35 1,008,493
475,000 Dominion Energy, Inc 3 .300 04/15/41 350,594
200,000 Dominion Energy, Inc 4 .700 12/01/44 171,432
500,000 Dominion Energy, Inc 4 .600 03/15/49 409,693
500,000 Dominion Energy, Inc 4 .850 08/15/52 422,444
1,200,000 Dominion Energy, Inc 7 .000 06/01/54 1,287,518
1,050,000 Dominion Energy, Inc 6 .875 02/01/55 1,104,583
1,000,000 Dominion Energy, Inc 6 .625 05/15/55 1,014,873
500,000 DTE Electric Co 1 .900 04/01/28 471,791
1,500,000 DTE Electric Co 3 .000 03/01/32 1,362,623
1,000,000 DTE Electric Co 5 .200 04/01/33 1,027,473
1,000,000 DTE Electric Co 5 .200 03/01/34 1,021,179
200,000 DTE Electric Co 4 .000 04/01/43 163,599
100,000 DTE Electric Co 3 .700 06/01/46 76,109
500,000 DTE Electric Co 3 .750 08/15/47 380,486

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.4% (continued)
$ 1,000,000 DTE Electric Co 4 .050% 05/15/48 $ 805,351
525,000 DTE Electric Co 3 .950 03/01/49 412,033
1,000,000 DTE Electric Co 2 .950 03/01/50 650,069
400,000 DTE Electric Co 3 .250 04/01/51 273,226
450,000 DTE Electric Co 3 .650 03/01/52 330,725
870,768 DTE Electric Securitization Funding II LLC 5 .970 03/01/32 912,195
1,000,000 DTE Electric Securitization Funding II LLC 6 .090 09/01/37 1,079,660
1,000,000 DTE Energy Co 5 .100 03/01/29 1,019,697
327,000 DTE Energy Co 3 .400 06/15/29 313,769
500,000 DTE Energy Co 2 .950 03/01/30 466,717
1,000,000 DTE Energy Co 5 .200 04/01/30 1,023,285
1,000,000 DTE Energy Co 5 .850 06/01/34 1,046,029
500,000 DTE Energy Co 5 .250 05/15/35 509,136
100,000 DTE Energy Co 5 .850 05/15/55 102,381
200,000 Duke Energy Carolinas LLC 2 .950 12/01/26 196,738
500,000 Duke Energy Carolinas LLC 3 .950 11/15/28 498,783
500,000 Duke Energy Carolinas LLC 2 .450 08/15/29 466,364
1,500,000 Duke Energy Carolinas LLC 4 .850 03/15/30 1,532,978
1,500,000 Duke Energy Carolinas LLC 2 .550 04/15/31 1,357,334
375,000 Duke Energy Carolinas LLC 2 .850 03/15/32 336,405
1,300,000 Duke Energy Carolinas LLC 4 .950 01/15/33 1,322,742
1,000,000 Duke Energy Carolinas LLC 4 .850 01/15/34 998,431
1,000,000 Duke Energy Carolinas LLC 5 .250 03/15/35 1,022,686
125,000 Duke Energy Carolinas LLC 5 .300 02/15/40 124,932
300,000 Duke Energy Carolinas LLC 3 .750 06/01/45 232,817
200,000 Duke Energy Carolinas LLC 3 .875 03/15/46 156,063
1,250,000 Duke Energy Carolinas LLC 3 .700 12/01/47 940,357
1,500,000 Duke Energy Carolinas LLC 3 .950 03/15/48 1,170,501
1,000,000 Duke Energy Carolinas LLC 3 .200 08/15/49 675,657
1,500,000 Duke Energy Carolinas LLC 3 .450 04/15/51 1,062,250
1,000,000 Duke Energy Carolinas LLC 5 .350 01/15/53 958,811
1,000,000 Duke Energy Carolinas LLC 5 .400 01/15/54 961,729
1,700,000 Duke Energy Corp 2 .650 09/01/26 1,668,069
350,000 Duke Energy Corp 3 .150 08/15/27 342,907
1,000,000 Duke Energy Corp 5 .000 12/08/27 1,017,954
1,000,000 Duke Energy Corp 4 .300 03/15/28 1,001,234
1,000,000 Duke Energy Corp 4 .850 01/05/29 1,015,707
1,000,000 Duke Energy Corp 2 .450 06/01/30 907,439
1,000,000 Duke Energy Corp 2 .550 06/15/31 891,037
1,000,000 Duke Energy Corp 5 .750 09/15/33 1,050,299
500,000 Duke Energy Corp 5 .450 06/15/34 513,540
1,000,000 Duke Energy Corp 3 .300 06/15/41 750,197
300,000 Duke Energy Corp 4 .800 12/15/45 259,793
1,975,000 Duke Energy Corp 3 .750 09/01/46 1,462,381
500,000 Duke Energy Corp 4 .200 06/15/49 388,420
1,000,000 Duke Energy Corp 3 .500 06/15/51 686,761
500,000 Duke Energy Corp 5 .000 08/15/52 438,352
1,000,000 Duke Energy Corp 6 .100 09/15/53 1,017,086
500,000 Duke Energy Corp 5 .800 06/15/54 488,198
225,000 Duke Energy Corp 6 .450 09/01/54 231,258
750,000 Duke Energy Corp 3 .250 01/15/82 719,702
1,200,000 Duke Energy Florida LLC 3 .200 01/15/27 1,184,512
1,000,000 Duke Energy Florida LLC 2 .400 12/15/31 884,731
375,000 Duke Energy Florida LLC 6 .400 06/15/38 411,143
500,000 Duke Energy Florida LLC 3 .400 10/01/46 358,065
300,000 Duke Energy Florida LLC 4 .200 07/15/48 240,319
1,000,000 Duke Energy Florida LLC 3 .000 12/15/51 631,553
1,000,000 Duke Energy Florida LLC 5 .950 11/15/52 1,026,559
1,000,000 Duke Energy Indiana LLC 5 .250 03/01/34 1,022,346
300,000 Duke Energy Indiana LLC 3 .750 05/15/46 227,225
500,000 Duke Energy Indiana LLC 3 .250 10/01/49 339,180
275,000 Duke Energy Indiana LLC 2 .750 04/01/50 169,415

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.4% (continued)
$ 500,000 Duke Energy Indiana LLC 5 .400% 04/01/53 $ 476,315
1,000,000 Duke Energy Indiana LLC 5 .900 05/15/55 1,027,848
200,000 Duke Energy Ohio, Inc 3 .650 02/01/29 196,153
25,000 Duke Energy Ohio, Inc 2 .125 06/01/30 22,510
750,000 Duke Energy Ohio, Inc 5 .250 04/01/33 772,414
1,000,000 Duke Energy Ohio, Inc 5 .300 06/15/35 1,015,370
200,000 Duke Energy Ohio, Inc 3 .700 06/15/46 149,356
200,000 Duke Energy Ohio, Inc 4 .300 02/01/49 160,693
500,000 Duke Energy Ohio, Inc 5 .650 04/01/53 492,471
500,000 Duke Energy Ohio, Inc 5 .550 03/15/54 488,465
300,000 Duke Energy Progress LLC 3 .700 09/01/28 296,318
1,357,000 Duke Energy Progress LLC 3 .450 03/15/29 1,320,146
1,500,000 Duke Energy Progress LLC 2 .000 08/15/31 1,302,266
750,000 Duke Energy Progress LLC 5 .250 03/15/33 774,267
1,000,000 Duke Energy Progress LLC 5 .100 03/15/34 1,014,155
1,000,000 Duke Energy Progress LLC 5 .050 03/15/35 1,004,237
400,000 Duke Energy Progress LLC 4 .375 03/30/44 338,779
500,000 Duke Energy Progress LLC 4 .150 12/01/44 407,713
300,000 Duke Energy Progress LLC 4 .200 08/15/45 246,719
500,000 Duke Energy Progress LLC 3 .700 10/15/46 377,408
200,000 Duke Energy Progress LLC 3 .600 09/15/47 146,518
600,000 Duke Energy Progress LLC 2 .500 08/15/50 347,156
500,000 Duke Energy Progress LLC 2 .900 08/15/51 310,771
750,000 Duke Energy Progress LLC 5 .350 03/15/53 713,175
500,000 Duke Energy Progress LLC 5 .550 03/15/55 488,718
1,000,000 Eastern Energy Gas Holdings LLC 5 .800 01/15/35 1,040,618
1,000,000 Eastern Energy Gas Holdings LLC 6 .200 01/15/55 1,033,384
300,000 Edison International 4 .125 03/15/28 289,587
1,000,000 Edison International 5 .250 11/15/28 989,814
1,000,000 Edison International 5 .450 06/15/29 989,078
500,000 (a) Edison International 6 .950 11/15/29 519,756
1,000,000 Edison International 6 .250 03/15/30 1,015,660
1,000,000 (a) Edison International 5 .250 03/15/32 948,603
200,000 El Paso Electric Co 5 .000 12/01/44 174,997
2,000,000 Emera US Finance LP 2 .639 06/15/31 1,756,048
625,000 Emera US Finance LP 4 .750 06/15/46 519,627
400,000 Enel Americas S.A. 4 .000 10/25/26 396,815
675,000 Enel Chile S.A. 4 .875 06/12/28 677,655
500,000 Entergy Arkansas LLC 5 .300 09/15/33 513,208
800,000 Entergy Arkansas LLC 5 .450 06/01/34 823,842
200,000 Entergy Arkansas LLC 4 .200 04/01/49 159,123
425,000 Entergy Arkansas LLC 2 .650 06/15/51 248,708
500,000 Entergy Arkansas LLC 5 .750 06/01/54 495,243
625,000 Entergy Corp 2 .400 06/15/31 552,044
500,000 Entergy Corp 3 .750 06/15/50 355,672
650,000 Entergy Corp 7 .125 12/01/54 672,527
500,000 Entergy Louisiana LLC 1 .600 12/15/30 432,354
1,000,000 Entergy Louisiana LLC 2 .350 06/15/32 862,271
500,000 Entergy Louisiana LLC 4 .000 03/15/33 471,246
1,000,000 Entergy Louisiana LLC 5 .350 03/15/34 1,025,733
500,000 Entergy Louisiana LLC 5 .150 09/15/34 502,846
500,000 Entergy Louisiana LLC 3 .100 06/15/41 367,303
300,000 Entergy Louisiana LLC 4 .200 09/01/48 238,951
300,000 Entergy Louisiana LLC 4 .200 04/01/50 237,971
500,000 Entergy Louisiana LLC 4 .750 09/15/52 432,363
1,000,000 Entergy Louisiana LLC 5 .700 03/15/54 986,798
325,000 Entergy Louisiana LLC 5 .800 03/15/55 325,038
800,000 Entergy Mississippi LLC 3 .850 06/01/49 589,082
475,000 Entergy Mississippi LLC 3 .500 06/01/51 326,753
500,000 Entergy Mississippi LLC 5 .850 06/01/54 501,132
500,000 Entergy Mississippi LLC 5 .800 04/15/55 500,284
575,000 Entergy Texas, Inc 1 .750 03/15/31 495,983

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.4% (continued)
$ 1,000,000 Entergy Texas, Inc 5 .250% 04/15/35 $ 1,008,158
200,000 Entergy Texas, Inc 4 .500 03/30/39 181,521
700,000 Entergy Texas, Inc 3 .550 09/30/49 488,932
1,000,000 Entergy Texas, Inc 5 .800 09/01/53 985,539
1,000,000 Entergy Texas, Inc 5 .550 09/15/54 953,870
775,000 Enterprise Products Operating LLC 3 .700 01/31/51 559,589
1,500,000 Equitable Holdings, Inc 6 .700 03/28/55 1,535,799
125,000 Essential Utilities, Inc 3 .566 05/01/29 121,266
225,000 Essential Utilities, Inc 2 .704 04/15/30 207,171
1,000,000 Essential Utilities, Inc 2 .400 05/01/31 881,889
1,000,000 Essential Utilities, Inc 5 .375 01/15/34 1,013,102
200,000 Essential Utilities, Inc 4 .276 05/01/49 157,010
300,000 Essential Utilities, Inc 3 .351 04/15/50 198,085
500,000 Essential Utilities, Inc 5 .300 05/01/52 454,999
500,000 Evergy Kansas Central, Inc 5 .900 11/15/33 530,063
500,000 Evergy Kansas Central, Inc 5 .250 03/15/35 505,501
500,000 Evergy Kansas Central, Inc 4 .125 03/01/42 414,231
175,000 Evergy Kansas Central, Inc 4 .100 04/01/43 143,319
375,000 Evergy Kansas Central, Inc 3 .250 09/01/49 250,217
425,000 Evergy Kansas Central, Inc 3 .450 04/15/50 293,971
500,000 Evergy Kansas Central, Inc 5 .700 03/15/53 492,686
150,000 Evergy Metro, Inc 2 .250 06/01/30 135,423
500,000 Evergy Metro, Inc 5 .400 04/01/34 511,449
100,000 Evergy Metro, Inc 5 .300 10/01/41 96,026
650,000 Evergy Metro, Inc 4 .200 06/15/47 520,356
100,000 Evergy Metro, Inc 4 .200 03/15/48 79,655
300,000 Evergy Metro, Inc 4 .125 04/01/49 232,857
750,000 Evergy, Inc 2 .900 09/15/29 704,258
500,000 Evergy, Inc 6 .650 06/01/55 507,617
200,000 Eversource Energy 3 .300 01/15/28 194,709
1,000,000 Eversource Energy 5 .450 03/01/28 1,025,792
300,000 Eversource Energy 4 .250 04/01/29 297,073
100,000 Eversource Energy 1 .650 08/15/30 86,797
1,000,000 Eversource Energy 2 .550 03/15/31 888,941
500,000 Eversource Energy 5 .850 04/15/31 525,959
1,000,000 Eversource Energy 3 .375 03/01/32 910,853
500,000 Eversource Energy 5 .500 01/01/34 509,179
500,000 Eversource Energy 5 .950 07/15/34 523,213
600,000 Eversource Energy 3 .450 01/15/50 419,664
500,000 Exelon Corp 5 .125 03/15/31 512,153
1,000,000 Exelon Corp 3 .350 03/15/32 922,458
750,000 Exelon Corp 5 .300 03/15/33 768,548
1,000,000 Exelon Corp 5 .450 03/15/34 1,026,029
500,000 Exelon Corp 4 .950 06/15/35 485,868
975,000 Exelon Corp 4 .450 04/15/46 806,274
100,000 Exelon Corp 4 .700 04/15/50 84,302
500,000 Exelon Corp 4 .100 03/15/52 383,330
500,000 Exelon Corp 5 .600 03/15/53 480,505
500,000 Exelon Corp 5 .875 03/15/55 498,878
475,000 Exelon Corp 6 .500 03/15/55 483,154
3,000,000 FirstEnergy Transmission LLC 4 .550 01/15/30 3,001,510
2,500,000 FirstEnergy Transmission LLC 5 .000 01/15/35 2,473,094
750,000 Florida Power & Light Co 4 .400 05/15/28 755,602
425,000 Florida Power & Light Co 4 .625 05/15/30 430,575
1,000,000 Florida Power & Light Co 2 .450 02/03/32 881,869
750,000 Florida Power & Light Co 5 .100 04/01/33 766,548
150,000 Florida Power & Light Co 4 .800 05/15/33 150,386
2,000,000 Florida Power & Light Co 5 .300 06/15/34 2,061,470
100,000 Florida Power & Light Co 4 .125 02/01/42 84,954
200,000 Florida Power & Light Co 4 .050 06/01/42 168,998
450,000 Florida Power & Light Co 3 .800 12/15/42 364,999
400,000 Florida Power & Light Co 4 .050 10/01/44 330,095

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.4% (continued)
$ 500,000 Florida Power & Light Co 3 .700% 12/01/47 $ 379,904
925,000 Florida Power & Light Co 3 .950 03/01/48 737,702
500,000 Florida Power & Light Co 4 .125 06/01/48 406,157
350,000 Florida Power & Light Co 3 .990 03/01/49 275,534
400,000 Florida Power & Light Co 3 .150 10/01/49 270,274
500,000 Florida Power & Light Co 2 .875 12/04/51 314,924
750,000 Florida Power & Light Co 5 .300 04/01/53 716,520
1,000,000 Florida Power & Light Co 5 .600 06/15/54 995,427
350,000 Florida Power & Light Co 5 .700 03/15/55 354,002
1,000,000 Florida Power & Light Co 5 .800 03/15/65 1,013,940
500,000 Georgia Power Co 4 .550 03/15/30 504,733
500,000 Georgia Power Co 4 .850 03/15/31 510,848
1,500,000 Georgia Power Co 4 .950 05/17/33 1,511,619
1,500,000 Georgia Power Co 5 .250 03/15/34 1,529,743
1,000,000 Georgia Power Co 5 .200 03/15/35 1,013,916
625,000 Georgia Power Co 4 .300 03/15/42 539,418
700,000 Georgia Power Co 4 .300 03/15/43 594,871
1,250,000 Georgia Power Co 3 .250 03/15/51 856,935
400,000 Iberdrola International BV 6 .750 07/15/36 453,513
425,000 Idaho Power Co 5 .500 03/15/53 406,997
1,000,000 Idaho Power Co 5 .800 04/01/54 1,008,630
1,000,000 Idaho Power Co 5 .700 03/15/55 981,896
225,000 Indiana Michigan Power Co 4 .550 03/15/46 189,963
100,000 Indiana Michigan Power Co 3 .750 07/01/47 74,323
300,000 Indiana Michigan Power Co 4 .250 08/15/48 238,236
675,000 Indiana Michigan Power Co 3 .250 05/01/51 441,409
500,000 Indiana Michigan Power Co 5 .625 04/01/53 490,765
1,000,000 Ingersoll Rand, Inc 5 .700 06/15/54 990,121
325,000 Interstate Power and Light Co 3 .600 04/01/29 315,511
125,000 Interstate Power and Light Co 2 .300 06/01/30 112,567
1,000,000 Interstate Power and Light Co 5 .700 10/15/33 1,038,315
200,000 Interstate Power and Light Co 4 .950 09/30/34 196,039
475,000 Interstate Power and Light Co 5 .600 06/29/35 488,238
100,000 Interstate Power and Light Co 6 .250 07/15/39 106,033
100,000 Interstate Power and Light Co 3 .700 09/15/46 73,652
300,000 Interstate Power and Light Co 3 .500 09/30/49 211,042
1,000,000 Interstate Power and Light Co 3 .100 11/30/51 641,227
500,000 Interstate Power and Light Co 5 .450 09/30/54 480,092
100,000 IPALCO Enterprises, Inc 4 .250 05/01/30 96,014
500,000 IPALCO Enterprises, Inc 5 .750 04/01/34 502,288
100,000 ITC Holdings Corp 3 .250 06/30/26 98,729
900,000 ITC Holdings Corp 3 .350 11/15/27 880,769
750,000 Jersey Central Power & Light Co 5 .100 01/15/35 747,783
1,490,728 Johnsonville Aeroderivative Combustion Turbine Generation LLC 5 .078 10/01/54 1,416,486
1,000,000 Kentucky Utilities Co 5 .450 04/15/33 1,031,483
300,000 Kentucky Utilities Co 4 .375 10/01/45 251,461
400,000 Kentucky Utilities Co 3 .300 06/01/50 268,952
1,000,000 Louisville Gas and Electric Co 5 .450 04/15/33 1,033,844
300,000 Louisville Gas and Electric Co 4 .250 04/01/49 238,727
1,500,000 MidAmerican Energy Co 3 .100 05/01/27 1,475,467
575,000 MidAmerican Energy Co 3 .650 04/15/29 563,918
425,000 MidAmerican Energy Co 5 .350 01/15/34 440,397
200,000 MidAmerican Energy Co 4 .800 09/15/43 182,203
200,000 MidAmerican Energy Co 4 .400 10/15/44 171,045
200,000 MidAmerican Energy Co 4 .250 05/01/46 165,034
500,000 MidAmerican Energy Co 3 .950 08/01/47 394,615
1,000,000 MidAmerican Energy Co 3 .650 08/01/48 748,024
300,000 MidAmerican Energy Co 4 .250 07/15/49 243,956
300,000 MidAmerican Energy Co 3 .150 04/15/50 202,395
1,000,000 MidAmerican Energy Co 2 .700 08/01/52 619,007
400,000 MidAmerican Energy Co 5 .850 09/15/54 411,677
250,000 MidAmerican Energy Co 5 .300 02/01/55 237,798

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.4% (continued)
$ 500,000 Mississippi Power Co 3 .950% 03/30/28 $ 497,990
750,000 Mississippi Power Co 4 .250 03/15/42 639,611
1,000,000 Mississippi Power Co 3 .100 07/30/51 656,345
200,000 National Fuel Gas Co 3 .950 09/15/27 196,883
200,000 National Fuel Gas Co 4 .750 09/01/28 199,871
1,000,000 National Fuel Gas Co 5 .500 03/15/30 1,027,724
1,100,000 National Fuel Gas Co 2 .950 03/01/31 980,836
200,000 National Fuel Gas Co 5 .950 03/15/35 204,433
1,000,000 National Grid plc 5 .602 06/12/28 1,035,384
1,000,000 National Grid plc 5 .809 06/12/33 1,051,003
1,000,000 National Grid plc 5 .418 01/11/34 1,027,321
250,000 National Grid USA 5 .803 04/01/35 255,984
1,000,000 Nevada Power Co 3 .700 05/01/29 978,786
500,000 Nevada Power Co 2 .400 05/01/30 458,489
500,000 Nevada Power Co 3 .125 08/01/50 316,888
500,000 Nevada Power Co 5 .900 05/01/53 496,609
1,000,000 Nevada Power Co 6 .000 03/15/54 1,016,661
1,000,000 Nevada Power Co 6 .250 05/15/55 995,153
1,000,000 NextEra Energy Capital Holdings, Inc 4 .900 02/28/28 1,013,462
2,500,000 NextEra Energy Capital Holdings, Inc 1 .900 06/15/28 2,335,993
1,000,000 NextEra Energy Capital Holdings, Inc 4 .900 03/15/29 1,016,030
300,000 NextEra Energy Capital Holdings, Inc 3 .500 04/01/29 290,536
450,000 NextEra Energy Capital Holdings, Inc 2 .750 11/01/29 420,347
1,500,000 NextEra Energy Capital Holdings, Inc 5 .000 02/28/30 1,537,025
2,980,000 NextEra Energy Capital Holdings, Inc 2 .250 06/01/30 2,683,734
1,000,000 NextEra Energy Capital Holdings, Inc 2 .440 01/15/32 867,655
450,000 NextEra Energy Capital Holdings, Inc 5 .000 07/15/32 455,275
1,500,000 NextEra Energy Capital Holdings, Inc 5 .050 02/28/33 1,512,127
1,625,000 NextEra Energy Capital Holdings, Inc 5 .250 03/15/34 1,640,374
1,000,000 NextEra Energy Capital Holdings, Inc 3 .000 01/15/52 626,329
1,000,000 NextEra Energy Capital Holdings, Inc 5 .250 02/28/53 923,253
1,500,000 NextEra Energy Capital Holdings, Inc 6 .750 06/15/54 1,556,205
1,500,000 NextEra Energy Capital Holdings, Inc 6 .700 09/01/54 1,545,687
1,000,000 NextEra Energy Capital Holdings, Inc 6 .375 08/15/55 1,021,156
1,000,000 NextEra Energy Capital Holdings, Inc 6 .500 08/15/55 1,022,201
1,700,000 NextEra Energy Capital Holdings, Inc 5 .650 05/01/79 1,693,492
1,000,000 NiSource, Inc 3 .490 05/15/27 984,585
1,500,000 NiSource, Inc 5 .250 03/30/28 1,535,591
750,000 NiSource, Inc 5 .200 07/01/29 769,936
750,000 NiSource, Inc 2 .950 09/01/29 707,555
200,000 NiSource, Inc 3 .600 05/01/30 191,835
800,000 NiSource, Inc 1 .700 02/15/31 684,946
1,000,000 NiSource, Inc 5 .400 06/30/33 1,022,708
1,000,000 NiSource, Inc 5 .350 04/01/34 1,016,635
1,000,000 NiSource, Inc 5 .350 07/15/35 1,008,203
77,000 NiSource, Inc 5 .950 06/15/41 78,337
700,000 NiSource, Inc 5 .250 02/15/43 652,949
450,000 NiSource, Inc 4 .800 02/15/44 397,191
815,000 NiSource, Inc 5 .650 02/01/45 794,806
350,000 NiSource, Inc 4 .375 05/15/47 287,736
500,000 NiSource, Inc 3 .950 03/30/48 385,860
200,000 NiSource, Inc 5 .000 06/15/52 176,872
750,000 NiSource, Inc 6 .950 11/30/54 780,726
750,000 NiSource, Inc 6 .375 03/31/55 754,239
750,000 NiSource, Inc 5 .850 04/01/55 742,130
300,000 Northern States Power Co 2 .250 04/01/31 270,298
425,000 Northern States Power Co 5 .350 11/01/39 430,034
175,000 Northern States Power Co 3 .600 05/15/46 131,878
1,950,000 Northern States Power Co 3 .600 09/15/47 1,457,062
325,000 Northern States Power Co 2 .900 03/01/50 211,543
467,000 Northern States Power Co 2 .600 06/01/51 281,873
500,000 Northern States Power Co 3 .200 04/01/52 339,984

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.4% (continued)
$ 400,000 Northern States Power Co 4 .500% 06/01/52 $ 339,586
500,000 Northern States Power Co 5 .100 05/15/53 460,912
1,000,000 Northern States Power Co 5 .400 03/15/54 964,070
500,000 Northern States Power Co 5 .650 06/15/54 502,980
500,000 Northern States Power Co 5 .650 05/15/55 499,078
1,000,000 Northwest Natural Holding Co 7 .000 09/15/55 1,011,539
200,000 NorthWestern Corp 4 .176 11/15/44 162,242
500,000 NSTAR Electric Co 4 .850 03/01/30 508,403
1,000,000 NSTAR Electric Co 1 .950 08/15/31 864,289
1,000,000 NSTAR Electric Co 5 .400 06/01/34 1,024,464
500,000 NSTAR Electric Co 5 .200 03/01/35 503,379
500,000 NSTAR Electric Co 3 .100 06/01/51 326,316
350,000 NSTAR Electric Co 4 .550 06/01/52 291,060
1,500,000 Nutrien Ltd 5 .250 03/12/32 1,529,638
500,000 Oglethorpe Power Corp 4 .500 04/01/47 408,999
500,000 Oglethorpe Power Corp 5 .050 10/01/48 441,768
750,000 Oglethorpe Power Corp 3 .750 08/01/50 523,447
500,000 Oglethorpe Power Corp 5 .250 09/01/50 445,670
500,000 Oglethorpe Power Corp 6 .200 12/01/53 510,764
1,000,000 Oglethorpe Power Corp 5 .800 06/01/54 974,067
550,000 Oglethorpe Power Corp 5 .900 02/01/55 540,493
1,000,000 Ohio Power Co 1 .625 01/15/31 848,830
750,000 Ohio Power Co 5 .650 06/01/34 770,218
500,000 Ohio Power Co 4 .150 04/01/48 386,354
1,500,000 Ohio Power Co 4 .000 06/01/49 1,136,827
500,000 Ohio Power Co 2 .900 10/01/51 305,300
100,000 Oklahoma Gas and Electric Co 3 .250 04/01/30 94,887
500,000 Oklahoma Gas and Electric Co 5 .400 01/15/33 516,628
200,000 Oklahoma Gas and Electric Co 4 .150 04/01/47 158,688
200,000 Oklahoma Gas and Electric Co 3 .850 08/15/47 152,156
1,000,000 Oklahoma Gas and Electric Co 5 .600 04/01/53 973,958
1,000,000 Oklahoma Gas and Electric Co 5 .800 04/01/55 997,874
750,000 Oncor Electric Delivery Co LLC 3 .700 11/15/28 738,186
1,500,000 Oncor Electric Delivery Co LLC 5 .750 03/15/29 1,571,657
425,000 Oncor Electric Delivery Co LLC 4 .150 06/01/32 410,107
500,000 Oncor Electric Delivery Co LLC 4 .550 09/15/32 493,679
1,000,000 Oncor Electric Delivery Co LLC 5 .650 11/15/33 1,050,915
1,000,000 (c) Oncor Electric Delivery Co LLC 5 .350 04/01/35 1,018,704
100,000 Oncor Electric Delivery Co LLC 5 .250 09/30/40 98,204
550,000 Oncor Electric Delivery Co LLC 4 .550 12/01/41 483,444
56,000 Oncor Electric Delivery Co LLC 5 .300 06/01/42 53,520
300,000 Oncor Electric Delivery Co LLC 3 .750 04/01/45 230,603
400,000 Oncor Electric Delivery Co LLC 3 .800 09/30/47 300,230
200,000 Oncor Electric Delivery Co LLC 4 .100 11/15/48 157,342
500,000 Oncor Electric Delivery Co LLC 3 .800 06/01/49 371,152
500,000 Oncor Electric Delivery Co LLC 3 .100 09/15/49 327,602
200,000 Oncor Electric Delivery Co LLC 3 .700 05/15/50 145,567
550,000 Oncor Electric Delivery Co LLC 2 .700 11/15/51 323,320
2,000,000 Oncor Electric Delivery Co LLC 4 .950 09/15/52 1,773,206
164,000 Oncor Electric Delivery Co LLC 5 .350 10/01/52 153,599
1,000,000 Oncor Electric Delivery Co LLC 5 .550 06/15/54 967,653
1,000,000 (c) Oncor Electric Delivery Co LLC 5 .800 04/01/55 1,004,329
1,000,000 ONE Gas, Inc 5 .100 04/01/29 1,024,180
100,000 ONE Gas, Inc 2 .000 05/15/30 89,606
500,000 ONE Gas, Inc 4 .250 09/01/32 482,794
100,000 ONE Gas, Inc 4 .658 02/01/44 87,945
500,000 ONE Gas, Inc 4 .500 11/01/48 417,126
1,000,000 ONEOK, Inc 5 .650 09/01/34 1,012,599
1,000,000 ONEOK, Inc 5 .450 06/01/47 887,419
500,000 Pacific Gas and Electric Co 5 .450 06/15/27 505,787
1,000,000 Pacific Gas and Electric Co 2 .100 08/01/27 947,096
1,000,000 Pacific Gas and Electric Co 5 .000 06/04/28 1,003,012

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.4% (continued)
$ 750,000 Pacific Gas and Electric Co 3 .000% 06/15/28 $ 712,275
500,000 Pacific Gas and Electric Co 6 .100 01/15/29 518,027
1,000,000 Pacific Gas and Electric Co 4 .200 03/01/29 975,891
2,000,000 Pacific Gas and Electric Co 4 .550 07/01/30 1,952,046
3,000,000 Pacific Gas and Electric Co 2 .500 02/01/31 2,604,154
2,000,000 Pacific Gas and Electric Co 3 .250 06/01/31 1,794,800
1,000,000 Pacific Gas and Electric Co 4 .400 03/01/32 936,008
500,000 Pacific Gas and Electric Co 5 .900 06/15/32 510,306
500,000 Pacific Gas and Electric Co 6 .150 01/15/33 514,977
1,500,000 Pacific Gas and Electric Co 6 .400 06/15/33 1,567,968
1,000,000 Pacific Gas and Electric Co 6 .950 03/15/34 1,076,492
750,000 Pacific Gas and Electric Co 5 .800 05/15/34 749,849
750,000 Pacific Gas and Electric Co 5 .700 03/01/35 743,190
1,000,000 Pacific Gas and Electric Co 6 .000 08/15/35 1,011,217
750,000 Pacific Gas and Electric Co 4 .500 07/01/40 624,944
1,000,000 Pacific Gas and Electric Co 3 .300 08/01/40 715,396
1,500,000 Pacific Gas and Electric Co 4 .200 06/01/41 1,153,561
1,200,000 Pacific Gas and Electric Co 4 .950 07/01/50 967,209
1,800,000 Pacific Gas and Electric Co 3 .500 08/01/50 1,154,132
1,000,000 Pacific Gas and Electric Co 5 .250 03/01/52 832,020
2,000,000 Pacific Gas and Electric Co 6 .750 01/15/53 2,012,291
400,000 Pacific Gas and Electric Co 6 .700 04/01/53 401,084
1,500,000 Pacific Gas and Electric Co 5 .900 10/01/54 1,359,968
1,000,000 Pacific Gas and Electric Co 6 .150 03/01/55 933,019
500,000 PacifiCorp 3 .500 06/15/29 483,392
500,000 PacifiCorp 2 .700 09/15/30 457,163
1,000,000 PacifiCorp 5 .300 02/15/31 1,029,812
1,000,000 PacifiCorp 5 .450 02/15/34 1,014,140
850,000 PacifiCorp 6 .000 01/15/39 877,986
300,000 PacifiCorp 4 .125 01/15/49 229,714
1,300,000 PacifiCorp 4 .150 02/15/50 987,270
250,000 PacifiCorp 3 .300 03/15/51 161,802
2,000,000 PacifiCorp 2 .900 06/15/52 1,184,069
750,000 PacifiCorp 5 .350 12/01/53 674,118
775,000 PacifiCorp 5 .500 05/15/54 712,774
1,000,000 PacifiCorp 5 .800 01/15/55 956,857
1,000,000 PacifiCorp 7 .375 09/15/55 1,039,560
1,000,000 PECO Energy Co 4 .900 06/15/33 1,015,286
200,000 PECO Energy Co 4 .150 10/01/44 166,214
200,000 PECO Energy Co 3 .700 09/15/47 151,709
700,000 PECO Energy Co 3 .900 03/01/48 546,064
125,000 PECO Energy Co 3 .000 09/15/49 82,043
100,000 PECO Energy Co 2 .800 06/15/50 62,699
475,000 PECO Energy Co 3 .050 03/15/51 310,921
1,000,000 PECO Energy Co 2 .850 09/15/51 629,740
500,000 PECO Energy Co 4 .600 05/15/52 427,638
500,000 PECO Energy Co 4 .375 08/15/52 413,476
625,000 PECO Energy Co 5 .250 09/15/54 592,259
918,668 PG&E Recovery Funding LLC 4 .838 06/01/33 923,402
500,000 PG&E Recovery Funding LLC 5 .256 01/15/38 501,965
1,000,000 PG&E Recovery Funding LLC 5 .231 06/01/42 991,566
500,000 PG&E Recovery Funding LLC 5 .536 07/15/47 485,035
1,000,000 PG&E Recovery Funding LLC 5 .529 06/01/49 984,119
321,114 PG&E WILDFIRE RECOVERY 3 .594 06/01/30 315,425
250,000 PG&E WILDFIRE RECOVERY 4 .263 06/01/36 235,601
250,000 PG&E WILDFIRE RECOVERY 4 .377 06/01/39 230,570
1,000,000 PG&E WILDFIRE RECOVERY 4 .451 12/01/47 856,722
1,000,000 PG&E WILDFIRE RECOVERY 4 .674 12/01/51 861,901
364,588 PG&E Wildfire Recovery Funding LLC 4 .022 06/01/31 361,156
500,000 PG&E Wildfire Recovery Funding LLC 4 .722 06/01/37 483,607
500,000 PG&E Wildfire Recovery Funding LLC 5 .081 06/01/41 488,561
750,000 PG&E Wildfire Recovery Funding LLC 5 .212 12/01/47 710,762

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.4% (continued)
$ 750,000 PG&E Wildfire Recovery Funding LLC 5 .099% 06/01/52 $ 691,739
1,000,000 Piedmont Natural Gas Co, Inc 2 .500 03/15/31 890,100
500,000 Piedmont Natural Gas Co, Inc 5 .400 06/15/33 515,224
1,000,000 Piedmont Natural Gas Co, Inc 5 .100 02/15/35 1,004,273
200,000 Piedmont Natural Gas Co, Inc 4 .650 08/01/43 173,392
1,600,000 Piedmont Natural Gas Co, Inc 3 .350 06/01/50 1,066,687
1,000,000 Piedmont Natural Gas Co, Inc 5 .050 05/15/52 882,161
500,000 Pinnacle West Capital Corp 5 .150 05/15/30 511,839
500,000 Potomac Electric Power Co 5 .200 03/15/34 509,189
900,000 Potomac Electric Power Co 4 .150 03/15/43 740,117
250,000 Potomac Electric Power Co 5 .500 03/15/54 243,862
950,000 PPL Capital Funding, Inc 3 .100 05/15/26 938,710
1,000,000 PPL Capital Funding, Inc 5 .250 09/01/34 1,008,041
1,500,000 PPL Electric Utilities Corp 5 .000 05/15/33 1,522,748
150,000 PPL Electric Utilities Corp 4 .850 02/15/34 150,033
200,000 PPL Electric Utilities Corp 4 .125 06/15/44 167,617
275,000 PPL Electric Utilities Corp 4 .150 10/01/45 228,622
500,000 PPL Electric Utilities Corp 3 .950 06/01/47 396,823
200,000 PPL Electric Utilities Corp 4 .150 06/15/48 162,115
525,000 PPL Electric Utilities Corp 3 .000 10/01/49 345,417
1,000,000 PPL Electric Utilities Corp 5 .250 05/15/53 953,603
500,000 Public Service Co of Colorado 1 .900 01/15/31 433,788
300,000 Public Service Co of Colorado 1 .875 06/15/31 257,610
275,000 Public Service Co of Colorado 4 .100 06/01/32 263,901
1,750,000 Public Service Co of Colorado 5 .350 05/15/34 1,774,915
200,000 Public Service Co of Colorado 3 .800 06/15/47 149,353
100,000 Public Service Co of Colorado 4 .100 06/15/48 77,309
300,000 Public Service Co of Colorado 4 .050 09/15/49 228,223
400,000 Public Service Co of Colorado 3 .200 03/01/50 266,123
350,000 Public Service Co of Colorado 2 .700 01/15/51 207,372
1,000,000 Public Service Co of Colorado 5 .250 04/01/53 917,978
500,000 Public Service Co of Colorado 5 .750 05/15/54 491,760
500,000 Public Service Co of Colorado 5 .850 05/15/55 494,989
1,500,000 Public Service Co of New Hampshire 5 .350 10/01/33 1,553,823
100,000 Public Service Co of New Hampshire 3 .600 07/01/49 72,379
500,000 Public Service Co of New Hampshire 5 .150 01/15/53 462,489
500,000 Public Service Co of Oklahoma 2 .200 08/15/31 432,558
1,000,000 Public Service Co of Oklahoma 5 .250 01/15/33 1,007,899
1,000,000 Public Service Co of Oklahoma 5 .200 01/15/35 998,199
1,000,000 Public Service Co of Oklahoma 5 .450 01/15/36 1,007,148
500,000 Public Service Co of Oklahoma 3 .150 08/15/51 312,928
500,000 Public Service Electric and Gas Co 2 .450 01/15/30 462,077
1,000,000 Public Service Electric and Gas Co 1 .900 08/15/31 865,501
225,000 Public Service Electric and Gas Co 4 .900 12/15/32 229,028
500,000 Public Service Electric and Gas Co 4 .650 03/15/33 496,925
1,000,000 Public Service Electric and Gas Co 5 .200 08/01/33 1,030,494
500,000 Public Service Electric and Gas Co 5 .200 03/01/34 512,144
450,000 Public Service Electric and Gas Co 5 .050 03/01/35 454,852
200,000 Public Service Electric and Gas Co 3 .800 01/01/43 159,304
600,000 Public Service Electric and Gas Co 3 .800 03/01/46 467,058
200,000 Public Service Electric and Gas Co 3 .600 12/01/47 148,163
250,000 Public Service Electric and Gas Co 4 .050 05/01/48 200,241
500,000 Public Service Electric and Gas Co 3 .850 05/01/49 387,341
575,000 Public Service Electric and Gas Co 3 .200 08/01/49 398,973
500,000 Public Service Electric and Gas Co 3 .150 01/01/50 339,494
175,000 Public Service Electric and Gas Co 2 .700 05/01/50 108,609
425,000 Public Service Electric and Gas Co 2 .050 08/01/50 225,856
500,000 Public Service Electric and Gas Co 3 .000 03/01/51 325,932
200,000 Public Service Electric and Gas Co 5 .125 03/15/53 188,135
1,500,000 Public Service Electric and Gas Co 5 .450 08/01/53 1,470,799
500,000 Public Service Electric and Gas Co 5 .450 03/01/54 489,471
1,000,000 Public Service Electric and Gas Co 5 .500 03/01/55 986,200

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.4% (continued)
$ 500,000 Public Service Enterprise Group, Inc 4 .900% 03/15/30 $ 508,589
400,000 Public Service Enterprise Group, Inc 1 .600 08/15/30 345,457
1,000,000 Public Service Enterprise Group, Inc 2 .450 11/15/31 877,980
750,000 Public Service Enterprise Group, Inc 6 .125 10/15/33 796,596
1,000,000 Public Service Enterprise Group, Inc 5 .400 03/15/35 1,011,772
1,000,000 Puget Energy, Inc 2 .379 06/15/28 943,871
1,000,000 Puget Energy, Inc 4 .100 06/15/30 965,920
2,000,000 (c) Puget Energy, Inc 5 .725 03/15/35 2,011,976
1,000,000 Puget Sound Energy, Inc 5 .330 06/15/34 1,019,832
250,000 Puget Sound Energy, Inc 5 .757 10/01/39 259,021
200,000 Puget Sound Energy, Inc 4 .300 05/20/45 164,805
275,000 Puget Sound Energy, Inc 3 .250 09/15/49 184,081
750,000 Puget Sound Energy, Inc 2 .893 09/15/51 464,297
1,000,000 Puget Sound Energy, Inc 5 .685 06/15/54 979,941
800,000 San Diego Gas & Electric Co 2 .500 05/15/26 786,883
550,000 San Diego Gas & Electric Co 4 .950 08/15/28 561,548
500,000 San Diego Gas & Electric Co 1 .700 10/01/30 435,203
1,000,000 San Diego Gas & Electric Co 5 .400 04/15/35 1,021,107
300,000 San Diego Gas & Electric Co 3 .750 06/01/47 222,020
300,000 San Diego Gas & Electric Co 4 .150 05/15/48 233,024
750,000 San Diego Gas & Electric Co 4 .100 06/15/49 575,267
675,000 San Diego Gas & Electric Co 2 .950 08/15/51 424,717
1,000,000 San Diego Gas & Electric Co 3 .700 03/15/52 715,146
1,000,000 San Diego Gas & Electric Co 5 .350 04/01/53 933,904
1,000,000 San Diego Gas & Electric Co 5 .550 04/15/54 961,883
1,525,000 Sempra 3 .250 06/15/27 1,493,063
675,000 Sempra 3 .400 02/01/28 659,010
1,000,000 Sempra 5 .500 08/01/33 1,020,737
825,000 Sempra 3 .800 02/01/38 682,682
125,000 Sempra 6 .000 10/15/39 126,736
850,000 Sempra 4 .000 02/01/48 627,322
1,380,000 Sempra 4 .125 04/01/52 1,326,937
1,000,000 Sempra 6 .400 10/01/54 949,327
1,000,000 Sempra 6 .875 10/01/54 1,008,439
300,000 Sempra 6 .550 04/01/55 284,476
500,000 Sempra 6 .625 04/01/55 483,665
869,000 Sierra Pacific Power Co 2 .600 05/01/26 855,821
500,000 Sierra Pacific Power Co 5 .900 03/15/54 500,583
750,000 Southern California Edison Co 3 .650 03/01/28 729,177
1,000,000 Southern California Edison Co 5 .650 10/01/28 1,024,238
500,000 Southern California Edison Co 4 .200 03/01/29 489,479
1,000,000 Southern California Edison Co 5 .150 06/01/29 1,010,048
600,000 Southern California Edison Co 2 .850 08/01/29 555,197
500,000 Southern California Edison Co 5 .250 03/15/30 505,166
1,000,000 Southern California Edison Co 2 .250 06/01/30 877,950
1,500,000 Southern California Edison Co 2 .500 06/01/31 1,301,498
1,000,000 Southern California Edison Co 5 .450 06/01/31 1,017,493
500,000 Southern California Edison Co 2 .750 02/01/32 430,339
750,000 Southern California Edison Co 5 .950 11/01/32 769,649
500,000 Southern California Edison Co 5 .450 03/01/35 490,807
185,000 Southern California Edison Co 6 .050 03/15/39 184,770
300,000 Southern California Edison Co 4 .500 09/01/40 251,263
825,000 Southern California Edison Co 4 .650 10/01/43 666,944
450,000 Southern California Edison Co 3 .600 02/01/45 309,650
1,937,000 Southern California Edison Co 4 .000 04/01/47 1,391,124
1,675,000 Southern California Edison Co 4 .125 03/01/48 1,214,873
1,500,000 Southern California Edison Co 2 .950 02/01/51 877,102
1,000,000 Southern California Edison Co 3 .650 06/01/51 661,104
500,000 Southern California Edison Co 3 .450 02/01/52 314,138
1,000,000 Southern California Edison Co 5 .700 03/01/53 897,078
500,000 Southern California Edison Co 5 .875 12/01/53 456,393
1,500,000 Southern California Edison Co 5 .750 04/15/54 1,343,597

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.4% (continued)
$ 750,000 Southern California Edison Co 5 .900% 03/01/55 $ 685,772
500,000 Southern California Edison Co 6 .200 09/15/55 478,764
200,000 Southern California Gas Co 2 .600 06/15/26 196,492
1,000,000 Southern California Gas Co 2 .950 04/15/27 979,559
500,000 Southern California Gas Co 2 .550 02/01/30 459,327
1,000,000 Southern California Gas Co 5 .200 06/01/33 1,013,566
500,000 Southern California Gas Co 5 .050 09/01/34 503,233
500,000 Southern California Gas Co 5 .450 06/15/35 510,512
150,000 Southern California Gas Co 3 .750 09/15/42 116,460
500,000 Southern California Gas Co 4 .125 06/01/48 388,043
300,000 Southern California Gas Co 4 .300 01/15/49 240,989
500,000 Southern California Gas Co 3 .950 02/15/50 375,532
500,000 Southern California Gas Co 6 .350 11/15/52 535,737
1,000,000 Southern California Gas Co 5 .750 06/01/53 984,126
1,000,000 Southern California Gas Co 5 .600 04/01/54 973,426
500,000 Southern California Gas Co 6 .000 06/15/55 509,275
2,000,000 Southern Co 5 .113 08/01/27 2,030,037
500,000 Southern Co 1 .750 03/15/28 468,662
1,000,000 Southern Co 5 .500 03/15/29 1,041,027
2,500,000 Southern Co 3 .700 04/30/30 2,417,736
1,000,000 Southern Co 5 .200 06/15/33 1,017,447
1,250,000 Southern Co 5 .700 03/15/34 1,306,216
1,000,000 Southern Co 4 .850 03/15/35 977,563
400,000 Southern Co 4 .250 07/01/36 365,754
800,000 Southern Co 4 .400 07/01/46 666,236
1,000,000 Southern Co 4 .000 01/15/51 994,221
1,500,000 Southern Co 3 .750 09/15/51 1,479,332
1,000,000 Southern Co 6 .375 03/15/55 1,028,973
400,000 Southern Co Gas Capital Corp 3 .250 06/15/26 395,558
500,000 Southern Co Gas Capital Corp 1 .750 01/15/31 429,756
1,000,000 Southern Co Gas Capital Corp 5 .750 09/15/33 1,048,601
2,000,000 Southern Co Gas Capital Corp 4 .950 09/15/34 1,979,623
275,000 Southern Co Gas Capital Corp 4 .400 06/01/43 230,738
100,000 Southern Co Gas Capital Corp 3 .950 10/01/46 76,856
900,000 Southern Co Gas Capital Corp 4 .400 05/30/47 731,339
175,000 Southern Co Gas Capital Corp 3 .150 09/30/51 111,819
300,000 Southern Power Co 4 .950 12/15/46 259,144
500,000 Southwest Gas Corp 5 .800 12/01/27 515,976
500,000 Southwest Gas Corp 5 .450 03/23/28 511,202
150,000 Southwest Gas Corp 3 .700 04/01/28 146,982
100,000 Southwest Gas Corp 2 .200 06/15/30 89,825
500,000 Southwest Gas Corp 4 .050 03/15/32 474,132
100,000 Southwest Gas Corp 3 .800 09/29/46 73,380
500,000 Southwest Gas Corp 4 .150 06/01/49 378,224
1,000,000 Southwest Gas Corp 3 .180 08/15/51 646,089
675,000 Southwestern Electric Power Co 4 .100 09/15/28 668,800
500,000 Southwestern Electric Power Co 5 .300 04/01/33 503,783
750,000 Southwestern Electric Power Co 3 .850 02/01/48 546,579
750,000 Southwestern Electric Power Co 3 .250 11/01/51 484,596
500,000 Southwestern Public Service Co 5 .300 05/15/35 502,563
600,000 Southwestern Public Service Co 4 .500 08/15/41 517,407
300,000 Southwestern Public Service Co 3 .400 08/15/46 208,097
225,000 Southwestern Public Service Co 3 .700 08/15/47 164,737
200,000 Southwestern Public Service Co 4 .400 11/15/48 159,902
750,000 Southwestern Public Service Co 3 .750 06/15/49 542,857
650,000 Southwestern Public Service Co 3 .150 05/01/50 420,863
475,000 Southwestern Public Service Co 6 .000 06/01/54 478,923
500,000 Spire Missouri, Inc 4 .800 02/15/33 498,744
1,000,000 Spire Missouri, Inc 5 .150 08/15/34 1,016,558
1,500,000 Spire Missouri, Inc 3 .300 06/01/51 1,004,268
2,000,000 System Energy Resources, Inc 5 .300 12/15/34 1,976,556
1,000,000 Tampa Electric Co 4 .900 03/01/29 1,021,329

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.4% (continued)
$ 1,000,000 Tampa Electric Co 2 .400% 03/15/31 $ 897,055
1,000,000 Tampa Electric Co 5 .150 03/01/35 1,004,669
100,000 Tampa Electric Co 4 .100 06/15/42 82,410
175,000 Tampa Electric Co 4 .350 05/15/44 146,572
200,000 Tampa Electric Co 4 .300 06/15/48 161,557
200,000 Tampa Electric Co 4 .450 06/15/49 164,372
575,000 Tampa Electric Co 3 .625 06/15/50 406,054
925,000 Tampa Electric Co 3 .450 03/15/51 637,632
500,000 Tucson Electric Power Co 5 .200 09/15/34 501,992
200,000 Tucson Electric Power Co 4 .850 12/01/48 173,937
500,000 Tucson Electric Power Co 3 .250 05/01/51 328,706
500,000 Tucson Electric Power Co 5 .500 04/15/53 473,541
1,000,000 Tucson Electric Power Co 5 .900 04/15/55 993,406
300,000 Union Electric Co 3 .500 03/15/29 292,769
500,000 Union Electric Co 2 .950 03/15/30 471,050
1,000,000 Union Electric Co 2 .150 03/15/32 861,442
1,000,000 Union Electric Co 5 .200 04/01/34 1,016,489
1,000,000 Union Electric Co 5 .250 04/15/35 1,021,180
100,000 Union Electric Co 8 .450 03/15/39 127,432
100,000 Union Electric Co 3 .900 09/15/42 81,104
100,000 Union Electric Co 3 .650 04/15/45 76,649
200,000 Union Electric Co 4 .000 04/01/48 156,976
1,000,000 Union Electric Co 3 .250 10/01/49 682,049
675,000 Union Electric Co 2 .625 03/15/51 401,578
125,000 Union Electric Co 3 .900 04/01/52 95,240
325,000 Union Electric Co 5 .450 03/15/53 313,544
500,000 Union Electric Co 5 .250 01/15/54 461,510
825,000 Union Electric Co 5 .125 03/15/55 762,631
100,000 United Utilities plc 6 .875 08/15/28 107,431
1,000,000 Virginia Electric and Power Co 2 .875 07/15/29 949,355
1,000,000 Virginia Electric and Power Co 2 .300 11/15/31 873,851
1,000,000 Virginia Electric and Power Co 2 .400 03/30/32 866,715
750,000 Virginia Electric and Power Co 5 .000 04/01/33 757,708
1,000,000 Virginia Electric and Power Co 5 .300 08/15/33 1,019,716
500,000 Virginia Electric and Power Co 5 .000 01/15/34 500,602
500,000 Virginia Electric and Power Co 5 .050 08/15/34 501,061
500,000 Virginia Electric and Power Co 5 .150 03/15/35 501,531
250,000 Virginia Electric and Power Co 4 .650 08/15/43 219,138
400,000 Virginia Electric and Power Co 4 .450 02/15/44 339,810
200,000 Virginia Electric and Power Co 4 .200 05/15/45 163,008
1,100,000 Virginia Electric and Power Co 4 .000 11/15/46 853,676
700,000 Virginia Electric and Power Co 3 .800 09/15/47 525,377
1,300,000 Virginia Electric and Power Co 4 .600 12/01/48 1,101,921
500,000 Virginia Electric and Power Co 3 .300 12/01/49 337,213
500,000 Virginia Electric and Power Co 2 .450 12/15/50 280,514
500,000 Virginia Electric and Power Co 4 .625 05/15/52 420,308
750,000 Virginia Electric and Power Co 5 .450 04/01/53 712,246
1,000,000 Virginia Electric and Power Co 5 .700 08/15/53 984,667
1,000,000 Virginia Electric and Power Co 5 .350 01/15/54 939,290
200,000 Virginia Electric and Power Co 5 .550 08/15/54 193,584
500,000 Virginia Electric and Power Co 5 .650 03/15/55 492,458
327,636 Virginia Power Fuel Securitization LLC 5 .088 05/01/27 329,408
1,000,000 Virginia Power Fuel Securitization LLC 4 .877 05/01/31 1,015,815
200,000 Washington Gas Light Co 3 .796 09/15/46 150,242
700,000 Washington Gas Light Co 3 .650 09/15/49 502,438
500,000 WEC Energy Group, Inc 1 .375 10/15/27 468,546
172,000 WEC Energy Group, Inc 1 .800 10/15/30 150,527
725,000 Williams Cos, Inc 5 .600 03/15/35 745,259
1,000,000 Wisconsin Electric Power Co 5 .000 05/15/29 1,025,715
575,000 Wisconsin Electric Power Co 4 .750 09/30/32 581,297
200,000 Wisconsin Electric Power Co 5 .625 05/15/33 212,215
1,000,000 Wisconsin Electric Power Co 4 .600 10/01/34 988,699

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.4% (continued)
$ 200,000 Wisconsin Electric Power Co 4 .300% 10/15/48 $ 163,469
425,000 Wisconsin Electric Power Co 5 .050 10/01/54 382,643
500,000 Wisconsin Power and Light Co 3 .000 07/01/29 474,754
500,000 Wisconsin Power and Light Co 3 .950 09/01/32 472,602
150,000 Wisconsin Power and Light Co 4 .950 04/01/33 150,158
500,000 Wisconsin Power and Light Co 5 .375 03/30/34 511,493
225,000 Wisconsin Power and Light Co 3 .650 04/01/50 160,621
1,500,000 Wisconsin Public Service Corp 4 .550 12/01/29 1,518,348
200,000 Wisconsin Public Service Corp 4 .752 11/01/44 178,131
300,000 Wisconsin Public Service Corp 3 .300 09/01/49 204,932
550,000 Wisconsin Public Service Corp 2 .850 12/01/51 337,301
750,000 Xcel Energy, Inc 3 .350 12/01/26 739,354
500,000 Xcel Energy, Inc 1 .750 03/15/27 478,558
900,000 Xcel Energy, Inc 4 .000 06/15/28 892,181
1,000,000 Xcel Energy, Inc 2 .350 11/15/31 865,048
1,000,000 Xcel Energy, Inc 5 .450 08/15/33 1,019,943
1,000,000 Xcel Energy, Inc 5 .600 04/15/35 1,020,912
200,000 Xcel Energy, Inc 4 .800 09/15/41 172,766
500,000 Xcel Energy, Inc 3 .500 12/01/49 342,438
350,000 Zions Bancorp NA 6 .816 11/19/35 363,583
TOTAL UTILITIES 603,426,717
TOTAL CORPORATE BONDS
(Cost $6,699,671,835) 6,254,925,864
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 71.6%
AGENCY SECURITIES - 0.6%
4,000,000 Federal Farm Credit Banks Funding Corp 5 .125 10/10/25 4,007,928
2,000,000 Federal Farm Credit Banks Funding Corp 4 .375 06/23/26 2,006,792
15,000,000 Federal Farm Credit Banks Funding Corp 4 .625 07/10/26 15,089,159
5,000,000 (a) Federal Farm Credit Banks Funding Corp 4 .500 08/14/26 5,027,545
4,200,000 Federal Farm Credit Banks Funding Corp 3 .750 08/16/27 4,189,682
5,000,000 Federal Farm Credit Banks Funding Corp 1 .650 07/23/35 3,778,187
3,000,000 Federal Home Loan Banks 3 .625 09/04/26 2,987,817
5,000,000 Federal Home Loan Banks 4 .625 11/17/26 5,043,667
5,000,000 Federal Home Loan Banks 4 .125 01/15/27 5,024,676
3,000,000 (a) Federal Home Loan Banks 4 .000 03/10/27 3,011,271
5,000,000 Federal Home Loan Banks 4 .750 04/09/27 5,084,889
5,000,000 Federal Home Loan Banks 3 .875 06/04/27 5,012,023
10,000,000 (a) Federal Home Loan Banks 4 .000 06/30/28 10,089,163
13,875,000 (a) Federal Home Loan Banks 3 .250 11/16/28 13,685,857
6,000,000 (a) Federal Home Loan Mortgage Corp 0 .375 07/21/25 5,986,905
5,000,000 (a) Federal Home Loan Mortgage Corp 0 .375 09/23/25 4,954,443
10,000,000 Federal National Mortgage Association 0 .375 08/25/25 9,938,710
4,500,000 Federal National Mortgage Association 0 .500 11/07/25 4,440,607
4,000,000 Federal National Mortgage Association 1 .875 09/24/26 3,898,367
3,000,000 Federal National Mortgage Association 0 .750 10/08/27 2,806,636
10,000,000 (a) Federal National Mortgage Association 0 .875 08/05/30 8,639,736
5,000,000 Federal National Mortgage Association 6 .625 11/15/30 5,657,105
1,000,000 Federal National Mortgage Association 5 .625 07/15/37 1,095,835
1,000,000 Private Export Funding Corp 3 .900 10/15/27 1,000,299
1,425,000 (a) Tennessee Valley Authority 2 .875 02/01/27 1,403,251
1,000,000 (a) Tennessee Valley Authority 3 .875 03/15/28 1,003,014
5,000,000 Tennessee Valley Authority 1 .500 09/15/31 4,294,778
1,500,000 Tennessee Valley Authority 4 .375 08/01/34 1,490,261
1,000,000 Tennessee Valley Authority 4 .875 05/15/35 1,022,046
500,000 Tennessee Valley Authority 5 .880 04/01/36 552,788
500,000 (a) Tennessee Valley Authority 5 .500 06/15/38 534,334
4,300,000 Tennessee Valley Authority 3 .500 12/15/42 3,494,885
750,000 Tennessee Valley Authority 4 .250 09/15/52 623,511
1,000,000 Tennessee Valley Authority 5 .250 02/01/55 975,412
1,750,000 Tennessee Valley Authority 4 .625 09/15/60 1,524,090

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AGENCY SECURITIES (continued)
$ 300,000 Tennessee Valley Authority 4 .250% 09/15/65 $ 241,819
TOTAL AGENCY SECURITIES 149,617,488
FOREIGN GOVERNMENT BONDS - 2.7%
3,000,000 African Development Bank 0 .875 07/22/26 2,903,895
1,725,000 African Development Bank 4 .625 01/04/27 1,743,450
2,000,000 African Development Bank 4 .125 02/25/27 2,008,050
4,000,000 African Development Bank 3 .500 09/18/29 3,949,531
1,000,000 Asian Development Bank 2 .625 01/12/27 981,606
3,000,000 Asian Development Bank 1 .500 01/20/27 2,893,614
500,000 Asian Development Bank 2 .375 08/10/27 486,079
500,000 Asian Development Bank 2 .500 11/02/27 486,039
1,000,000 Asian Development Bank 2 .750 01/19/28 975,843
1,000,000 Asian Development Bank 3 .750 04/25/28 1,000,085
2,500,000 Asian Development Bank 1 .250 06/09/28 2,327,026
75,000 Asian Development Bank 5 .820 06/16/28 78,983
4,000,000 Asian Development Bank 4 .500 08/25/28 4,086,920
2,575,000 Asian Development Bank 3 .125 09/26/28 2,524,847
4,000,000 (a) Asian Development Bank 4 .375 03/06/29 4,080,114
2,000,000 Asian Development Bank 1 .750 09/19/29 1,840,634
3,500,000 Asian Development Bank 1 .875 01/24/30 3,214,500
1,000,000 Asian Development Bank 0 .750 10/08/30 851,655
2,000,000 Asian Development Bank 1 .500 03/04/31 1,754,647
500,000 Asian Development Bank 3 .125 04/27/32 472,456
2,400,000 Asian Development Bank 3 .875 09/28/32 2,370,108
2,000,000 (a) Asian Development Bank 4 .000 01/12/33 1,988,506
1,000,000 Asian Development Bank 3 .875 06/14/33 982,886
2,000,000 Asian Development Bank 4 .125 01/12/34 1,985,624
2,000,000 Asian Infrastructure Investment Bank 3 .750 09/14/27 1,999,848
2,000,000 Asian Infrastructure Investment Bank 4 .000 01/18/28 2,012,554
1,000,000 Asian Infrastructure Investment Bank 4 .125 01/18/29 1,010,831
4,000,000 Asian Infrastructure Investment Bank 4 .250 03/13/34 4,007,924
3,620,000 Canada Government International Bond 3 .750 04/26/28 3,621,135
3,500,000 Canada Government International Bond 4 .625 04/30/29 3,603,972
3,600,000 Canada Government International Bond 4 .000 03/18/30 3,627,580
600,000 Chile Government International Bond 2 .750 01/31/27 583,620
1,000,000 Chile Government International Bond 4 .850 01/22/29 1,013,750
3,500,000 Chile Government International Bond 2 .550 01/27/32 3,075,450
1,000,000 Chile Government International Bond 2 .550 07/27/33 840,750
2,600,000 Chile Government International Bond 3 .500 01/31/34 2,328,846
2,408,529 Chile Government International Bond 4 .950 01/05/36 2,360,045
2,000,000 Chile Government International Bond 5 .650 01/13/37 2,060,200
1,700,000 Chile Government International Bond 3 .100 05/07/41 1,262,012
1,000,000 Chile Government International Bond 4 .340 03/07/42 864,610
2,613,000 Chile Government International Bond 3 .500 01/25/50 1,855,361
1,500,000 Chile Government International Bond 3 .500 04/15/53 1,046,385
1,500,000 Chile Government International Bond 5 .330 01/05/54 1,405,275
2,500,000 Chile Government International Bond 3 .100 01/22/61 1,511,950
750,000 Chile Government International Bond 3 .250 09/21/71 454,387
1,000,000 Corp Andina de Fomento 1 .625 09/23/25 993,124
1,000,000 Corp Andina de Fomento 5 .250 11/21/25 1,002,301
1,000,000 Corp Andina de Fomento 4 .750 04/01/26 1,002,400
1,000,000 Corp Andina de Fomento 6 .000 04/26/27 1,031,534
2,000,000 Council Of Europe Development Bank 0 .875 09/22/26 1,927,449
1,000,000 Council Of Europe Development Bank 4 .625 06/11/27 1,014,544
1,500,000 Council Of Europe Development Bank 3 .625 01/26/28 1,494,421
3,430,000 European Bank for Reconstruction & Development 4 .125 01/25/29 3,466,846
2,000,000 European Bank for Reconstruction & Development 4 .250 03/13/34 1,997,924
2,760,000 European Investment Bank 0 .750 10/26/26 2,649,278
5,000,000 European Investment Bank 1 .375 03/15/27 4,800,155
2,675,000 European Investment Bank 4 .375 03/19/27 2,699,436
400,000 European Investment Bank 2 .375 05/24/27 389,628
250,000 European Investment Bank 0 .625 10/21/27 232,995

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 1,310,000 European Investment Bank 3 .250% 11/15/27 $ 1,295,776
4,000,000 European Investment Bank 3 .875 03/15/28 4,015,056
4,000,000 European Investment Bank 4 .500 10/16/28 4,093,055
4,550,000 European Investment Bank 4 .000 02/15/29 4,585,387
4,500,000 European Investment Bank 4 .750 06/15/29 4,659,055
550,000 European Investment Bank 1 .625 10/09/29 503,420
1,000,000 European Investment Bank 0 .875 05/17/30 869,244
2,000,000 European Investment Bank 3 .625 07/15/30 1,979,091
2,000,000 European Investment Bank 0 .750 09/23/30 1,708,114
2,500,000 European Investment Bank 1 .250 02/14/31 2,168,953
3,000,000 European Investment Bank 4 .375 10/10/31 3,064,849
3,660,000 European Investment Bank 3 .750 02/14/33 3,585,821
6,870,000 European Investment Bank 4 .125 02/13/34 6,826,841
1,705,000 European Investment Bank 4 .875 02/15/36 1,784,719
1,000,000 Export Development Canada 3 .750 09/07/27 999,453
2,700,000 Export Development Canada 3 .875 02/14/28 2,706,846
3,000,000 Export Development Canada 4 .125 02/13/29 3,032,587
2,850,000 Export Development Canada 4 .000 06/20/30 2,882,711
2,500,000 Export Development Canada 4 .750 06/05/34 2,589,748
500,000 Export-Import Bank of Korea 2 .625 05/26/26 492,875
500,000 Export-Import Bank of Korea 3 .250 08/12/26 494,869
750,000 Export-Import Bank of Korea 1 .125 12/29/26 717,131
1,000,000 Export-Import Bank of Korea 4 .625 01/11/27 1,006,956
1,000,000 Export-Import Bank of Korea 1 .625 01/18/27 962,902
500,000 Export-Import Bank of Korea 2 .375 04/21/27 484,789
1,000,000 Export-Import Bank of Korea 4 .250 09/15/27 1,002,480
1,000,000 Export-Import Bank of Korea 4 .125 10/17/27 999,046
1,500,000 Export-Import Bank of Korea 5 .000 01/11/28 1,531,259
1,000,000 Export-Import Bank of Korea 4 .625 01/14/28 1,011,916
1,500,000 Export-Import Bank of Korea 5 .125 09/18/28 1,543,669
1,000,000 Export-Import Bank of Korea 4 .500 01/11/29 1,009,896
1,000,000 Export-Import Bank of Korea 4 .000 09/11/29 992,392
500,000 Export-Import Bank of Korea 4 .875 01/14/30 514,437
1,000,000 Export-Import Bank of Korea 1 .250 09/21/30 863,445
1,000,000 Export-Import Bank of Korea 1 .375 02/09/31 859,651
1,000,000 Export-Import Bank of Korea 2 .125 01/18/32 862,495
485,000 (a) Export-Import Bank of Korea 4 .500 09/15/32 480,775
1,500,000 Export-Import Bank of Korea 5 .125 01/11/33 1,548,475
1,500,000 Export-Import Bank of Korea 5 .125 09/18/33 1,546,598
1,000,000 Export-Import Bank of Korea 4 .625 01/11/34 994,904
500,000 Export-Import Bank of Korea 5 .250 01/14/35 521,471
1,000,000 Export-Import Bank of Korea 2 .500 06/29/41 708,343
100,000 Finland Government International Bond 6 .950 02/15/26 101,422
1,250,000 Hungary Government International Bond 7 .625 03/29/41 1,408,543
200,000 Hydro-Quebec 8 .500 12/01/29 233,712
750,000 Indonesia Government International Bond 3 .500 01/11/28 739,339
900,000 Indonesia Government International Bond 4 .750 02/11/29 915,747
1,000,000 Indonesia Government International Bond 4 .400 03/10/29 1,005,258
1,250,000 Indonesia Government International Bond 3 .400 09/18/29 1,209,770
1,000,000 Indonesia Government International Bond 5 .250 01/15/30 1,036,622
1,000,000 Indonesia Government International Bond 2 .850 02/14/30 936,621
675,000 Indonesia Government International Bond 3 .850 10/15/30 657,421
1,500,000 Indonesia Government International Bond 1 .850 03/12/31 1,297,480
1,500,000 Indonesia Government International Bond 2 .150 07/28/31 1,307,011
300,000 Indonesia Government International Bond 3 .550 03/31/32 279,550
1,000,000 Indonesia Government International Bond 4 .650 09/20/32 992,384
1,275,000 Indonesia Government International Bond 4 .850 01/11/33 1,279,133
1,000,000 Indonesia Government International Bond 4 .700 02/10/34 981,432
1,000,000 Indonesia Government International Bond 4 .750 09/10/34 982,626
1,775,000 Indonesia Government International Bond 5 .600 01/15/35 1,852,642
875,000 Indonesia Government International Bond 4 .350 01/11/48 733,420
1,125,000 (a) Indonesia Government International Bond 5 .350 02/11/49 1,088,642

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 1,000,000 Indonesia Government International Bond 3 .700% 10/30/49 $ 747,473
1,000,000 Indonesia Government International Bond 3 .500 02/14/50 715,378
1,250,000 Indonesia Government International Bond 4 .200 10/15/50 1,006,850
485,000 Indonesia Government International Bond 4 .300 03/31/52 392,540
500,000 Indonesia Government International Bond 5 .450 09/20/52 482,727
1,500,000 Indonesia Government International Bond 5 .650 01/11/53 1,486,152
1,000,000 Indonesia Government International Bond 5 .100 02/10/54 928,292
1,000,000 Indonesia Government International Bond 5 .150 09/10/54 938,299
1,000,000 Indonesia Government International Bond 3 .200 09/23/61 629,499
500,000 Indonesia Government International Bond 4 .450 04/15/70 396,673
1,750,000 Indonesia Government International Bond 3 .350 03/12/71 1,099,627
1,500,000 (a) Inter-American Development Bank 2 .000 07/23/26 1,469,007
5,000,000 Inter-American Development Bank 1 .500 01/13/27 4,824,011
1,000,000 Inter-American Development Bank 4 .375 02/01/27 1,007,610
1,000,000 Inter-American Development Bank 2 .375 07/07/27 973,005
2,000,000 Inter-American Development Bank 0 .625 09/16/27 1,868,089
3,000,000 Inter-American Development Bank 4 .000 01/12/28 3,017,434
4,000,000 Inter-American Development Bank 1 .125 07/20/28 3,697,438
2,000,000 Inter-American Development Bank 3 .125 09/18/28 1,960,990
4,000,000 Inter-American Development Bank 4 .125 02/15/29 4,043,839
3,000,000 Inter-American Development Bank 2 .250 06/18/29 2,828,656
2,000,000 Inter-American Development Bank 3 .500 09/14/29 1,976,002
3,000,000 Inter-American Development Bank 1 .125 01/13/31 2,586,222
2,000,000 Inter-American Development Bank 4 .500 09/13/33 2,039,293
5,000,000 Inter-American Development Bank 4 .375 07/17/34 5,042,518
1,450,000 Inter-American Development Bank 3 .200 08/07/42 1,159,160
300,000 Inter-American Development Bank 4 .375 01/24/44 278,178
750,000 Inter-American Investment Corp 4 .750 09/19/28 769,787
7,000,000 International Bank for Reconstruction & Development 0 .875 07/15/26 6,780,990
2,000,000 International Bank for Reconstruction & Development 0 .750 11/24/27 1,863,280
2,000,000 International Bank for Reconstruction & Development 3 .500 07/12/28 1,985,110
5,000,000 International Bank for Reconstruction & Development 4 .625 08/01/28 5,123,745
6,000,000 International Bank for Reconstruction & Development 3 .625 09/21/29 5,956,788
2,000,000 International Bank for Reconstruction & Development 1 .750 10/23/29 1,836,876
6,000,000 International Bank for Reconstruction & Development 3 .875 02/14/30 6,009,459
5,000,000 International Bank for Reconstruction & Development 0 .875 05/14/30 4,346,055
5,992,000 International Bank for Reconstruction & Development 4 .000 07/25/30 6,029,553
3,000,000 International Bank for Reconstruction & Development 0 .750 08/26/30 2,565,358
5,000,000 International Bank for Reconstruction & Development 1 .250 02/10/31 4,330,504
5,000,000 International Bank for Reconstruction & Development 1 .625 11/03/31 4,334,268
3,000,000 International Bank for Reconstruction & Development 2 .500 03/29/32 2,728,426
1,000,000 (a) International Bank for Reconstruction & Development 4 .750 11/14/33 1,039,565
834,000 (a) International Bank for Reconstruction & Development 4 .750 02/15/35 861,951
715,000 International Finance Corp 4 .375 01/15/27 720,317
1,500,000 International Finance Corp 4 .500 07/13/28 1,531,772
2,500,000 International Finance Corp 4 .250 07/02/29 2,541,329
5,000,000 International Finance Corp 0 .750 08/27/30 4,275,165
2,000,000 Israel Government International Bond 5 .375 03/12/29 2,038,443
2,000,000 Israel Government International Bond 5 .375 02/19/30 2,038,157
600,000 Israel Government International Bond 2 .750 07/03/30 543,010
1,915,000 Israel Government International Bond 4 .500 01/17/33 1,827,248
1,500,000 Israel Government International Bond 5 .500 03/12/34 1,517,868
8,000,000 (a) Israel Government International Bond 5 .625 02/19/35 8,129,980
1,500,000 Israel Government International Bond 4 .500 01/30/43 1,240,342
200,000 Israel Government International Bond 4 .125 01/17/48 150,642
2,050,000 Israel Government International Bond 3 .375 01/15/50 1,330,377
1,800,000 Israel Government International Bond 3 .875 07/03/50 1,265,722
2,000,000 Israel Government International Bond 5 .750 03/12/54 1,851,047
300,000 Israel Government International Bond 4 .500 04/03/20 211,988
1,000,000 Japan Bank for International Cooperation 4 .250 04/27/26 999,814
1,000,000 Japan Bank for International Cooperation 2 .875 06/01/27 979,906
750,000 Japan Bank for International Cooperation 2 .875 07/21/27 734,485

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 1,125,000 Japan Bank for International Cooperation 4 .625% 07/22/27 $ 1,140,147
300,000 Japan Bank for International Cooperation 2 .750 11/16/27 291,951
2,140,000 (b) Japan Bank for International Cooperation 3 .875 07/03/28 2,142,019
1,000,000 Japan Bank for International Cooperation 4 .625 07/19/28 1,020,696
1,000,000 Japan Bank for International Cooperation 4 .875 10/18/28 1,028,842
750,000 Japan Bank for International Cooperation 3 .500 10/31/28 740,933
2,000,000 Japan Bank for International Cooperation 2 .125 02/16/29 1,876,519
1,000,000 Japan Bank for International Cooperation 2 .000 10/17/29 921,974
1,500,000 Japan Bank for International Cooperation 1 .250 01/21/31 1,289,679
1,200,000 Japan Bank for International Cooperation 4 .375 01/24/31 1,216,000
3,000,000 Japan Bank for International Cooperation 1 .875 04/15/31 2,656,779
1,000,000 Japan Bank for International Cooperation 4 .625 04/17/34 1,016,135
350,000 Japan International Cooperation Agency 2 .125 10/20/26 341,026
1,900,000 Japan International Cooperation Agency 3 .250 05/25/27 1,870,609
1,000,000 Japan International Cooperation Agency 4 .000 05/23/28 999,867
700,000 Japan International Cooperation Agency 3 .375 06/12/28 688,257
2,000,000 Japan International Cooperation Agency 4 .750 05/21/29 2,049,204
230,000 Japan International Cooperation Agency 4 .250 05/22/30 231,885
2,000,000 Japan International Cooperation Agency 1 .000 07/22/30 1,715,344
1,500,000 Japan International Cooperation Agency 1 .750 04/28/31 1,310,600
200,000 Korea Development Bank 3 .375 09/16/25 199,558
400,000 Korea Development Bank 3 .000 01/13/26 397,225
1,000,000 Korea Development Bank 0 .800 04/27/26 971,687
1,000,000 Korea Development Bank 0 .800 07/19/26 964,858
1,000,000 Korea Development Bank 1 .000 09/09/26 963,454
250,000 Korea Development Bank 2 .000 09/12/26 243,472
1,000,000 Korea Development Bank 2 .250 02/24/27 969,783
2,000,000 Korea Development Bank 4 .125 10/16/27 1,998,293
1,000,000 Korea Development Bank 4 .625 02/03/28 1,011,240
1,000,000 Korea Development Bank 5 .375 10/23/28 1,038,091
2,000,000 Korea Development Bank 4 .500 02/15/29 2,021,013
1,000,000 Korea Development Bank 4 .875 02/03/30 1,028,459
1,000,000 Korea Development Bank 1 .625 01/19/31 873,686
1,000,000 Korea Development Bank 5 .625 10/23/33 1,067,246
1,500,000 Korea International Bond 2 .750 01/19/27 1,471,650
2,500,000 Korea International Bond 4 .500 07/03/29 2,541,849
1,400,000 Korea International Bond 4 .125 06/10/44 1,215,321
500,000 Korea International Bond 3 .875 09/20/48 411,778
3,219,000 Kreditanstalt fuer Wiederaufbau 1 .000 10/01/26 3,105,540
3,000,000 Kreditanstalt fuer Wiederaufbau 3 .000 05/20/27 2,956,827
5,500,000 (a) Kreditanstalt fuer Wiederaufbau 3 .750 02/15/28 5,508,609
7,750,000 Kreditanstalt fuer Wiederaufbau 2 .875 04/03/28 7,583,725
2,000,000 Kreditanstalt fuer Wiederaufbau 3 .875 06/15/28 2,009,193
1,000,000 Kreditanstalt fuer Wiederaufbau 1 .750 09/14/29 922,315
5,000,000 Kreditanstalt fuer Wiederaufbau 0 .750 09/30/30 4,271,547
3,000,000 Landwirtschaftliche Rentenbank 3 .875 09/28/27 3,007,915
125,000 Landwirtschaftliche Rentenbank 2 .500 11/15/27 121,521
4,000,000 Landwirtschaftliche Rentenbank 0 .875 09/03/30 3,445,763
5,165,000 (b) Mexico Government International Bond 5 .850 07/02/32 5,226,980
10,635,000 Mexico Government International Bond 4 .875 05/19/33 10,030,932
2,000,000 Mexico Government International Bond 3 .500 02/12/34 1,676,000
1,000,000 Mexico Government International Bond 6 .350 02/09/35 1,021,350
5,150,000 Mexico Government International Bond 6 .000 05/07/36 5,082,535
2,000,000 Mexico Government International Bond 6 .875 05/13/37 2,084,600
17,493,000 (b) Mexico Government International Bond 6 .625 01/29/38 17,755,395
1,000,000 Mexico Government International Bond 5 .000 04/27/51 774,250
14,196,000 Mexico Government International Bond 6 .338 05/04/53 12,997,858
2,575,000 Mexico Government International Bond 6 .400 05/07/54 2,366,425
1,750,000 Mexico Government International Bond 7 .375 05/13/55 1,803,795
2,936,000 Mexico Government International Bond 3 .771 05/24/61 1,728,570
3,000,000 Mexico Government International Bond 3 .750 04/19/71 1,694,400
950,000 Mexico Government International Bond 5 .750 10/12/10 747,175

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 1,000,000 Nordic Investment Bank 3 .375% 09/08/27 $ 991,792
3,000,000 Nordic Investment Bank 4 .250 02/28/29 3,044,771
2,000,000 Oriental Republic of Uruguay 5 .250 09/10/60 1,809,640
300,000 Panama Government International Bond 7 .125 01/29/26 303,894
2,000,000 Panama Government International Bond 3 .875 03/17/28 1,931,300
1,450,000 Panama Government International Bond 3 .160 01/23/30 1,306,270
1,000,000 Panama Government International Bond 7 .500 03/01/31 1,064,040
2,500,000 Panama Government International Bond 2 .252 09/29/32 1,906,176
2,500,000 Panama Government International Bond 3 .298 01/19/33 2,035,842
2,500,000 Panama Government International Bond 6 .400 02/14/35 2,427,587
692,000 Panama Government International Bond 6 .700 01/26/36 687,251
1,000,000 Panama Government International Bond 6 .875 01/31/36 993,629
1,000,000 Panama Government International Bond 8 .000 03/01/38 1,071,572
750,000 Panama Government International Bond 4 .500 05/15/47 516,780
2,250,000 Panama Government International Bond 4 .500 04/16/50 1,517,250
1,450,000 Panama Government International Bond 4 .300 04/29/53 934,998
1,500,000 Panama Government International Bond 6 .853 03/28/54 1,372,320
1,500,000 Panama Government International Bond 4 .500 04/01/56 970,410
1,000,000 Panama Government International Bond 7 .875 03/01/57 1,016,005
3,500,000 Panama Government International Bond 3 .870 07/23/60 1,990,726
1,250,000 Panama Government International Bond 4 .500 01/19/63 802,963
5,000,000 Peruvian Government International Bond 2 .844 06/20/30 4,576,950
2,500,000 Peruvian Government International Bond 2 .783 01/23/31 2,237,250
1,500,000 Peruvian Government International Bond 1 .862 12/01/32 1,193,611
990,000 Peruvian Government International Bond 3 .000 01/15/34 833,184
415,000 Peruvian Government International Bond 5 .375 02/08/35 414,241
2,000,000 Peruvian Government International Bond 5 .500 03/30/36 2,001,300
1,100,000 Peruvian Government International Bond 6 .550 03/14/37 1,193,291
1,000,000 Peruvian Government International Bond 3 .300 03/11/41 740,750
1,850,000 Peruvian Government International Bond 5 .625 11/18/50 1,755,650
2,000,000 Peruvian Government International Bond 3 .550 03/10/51 1,370,940
2,520,000 Peruvian Government International Bond 5 .875 08/08/54 2,427,718
2,000,000 Peruvian Government International Bond 6 .200 06/30/55 2,007,900
1,500,000 Peruvian Government International Bond 2 .780 12/01/60 804,345
1,500,000 Peruvian Government International Bond 3 .600 01/15/72 919,425
1,000,000 Peruvian Government International Bond 3 .230 07/28/21 534,620
500,000 Philippine Government International Bond 3 .229 03/29/27 490,128
500,000 Philippine Government International Bond 5 .170 10/13/27 509,215
2,219,000 Philippine Government International Bond 3 .000 02/01/28 2,142,890
500,000 (a) Philippine Government International Bond 4 .625 07/17/28 503,947
1,875,000 Philippine Government International Bond 3 .750 01/14/29 1,839,901
1,000,000 Philippine Government International Bond 4 .375 03/05/30 1,000,683
1,500,000 Philippine Government International Bond 2 .457 05/05/30 1,369,934
2,000,000 Philippine Government International Bond 1 .648 06/10/31 1,698,143
2,000,000 (a) Philippine Government International Bond 1 .950 01/06/32 1,694,270
1,000,000 Philippine Government International Bond 3 .556 09/29/32 927,353
1,000,000 Philippine Government International Bond 5 .609 04/13/33 1,047,339
1,500,000 Philippine Government International Bond 5 .000 07/17/33 1,513,839
1,500,000 Philippine Government International Bond 5 .250 05/14/34 1,524,707
1,500,000 Philippine Government International Bond 5 .500 02/04/35 1,555,076
1,000,000 Philippine Government International Bond 4 .750 03/05/35 979,805
4,083,000 Philippine Government International Bond 3 .950 01/20/40 3,516,600
300,000 Philippine Government International Bond 3 .700 03/01/41 243,502
3,793,000 Philippine Government International Bond 3 .700 02/02/42 3,036,697
1,500,000 Philippine Government International Bond 2 .950 05/05/45 1,027,801
1,500,000 Philippine Government International Bond 2 .650 12/10/45 973,227
325,000 Philippine Government International Bond 4 .200 03/29/47 265,425
1,000,000 Philippine Government International Bond 5 .950 10/13/47 1,032,390
1,000,000 Philippine Government International Bond 5 .500 01/17/48 973,461
1,500,000 Philippine Government International Bond 5 .600 05/14/49 1,468,178
1,000,000 Philippine Government International Bond 5 .175 09/05/49 924,195
1,500,000 Philippine Government International Bond 5 .900 02/04/50 1,530,058

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 925,000 Province of Alberta Canada 3 .300% 03/15/28 $ 910,938
1,000,000 Province of Alberta Canada 4 .500 06/26/29 1,020,628
2,000,000 Province of Alberta Canada 1 .300 07/22/30 1,752,839
1,000,000 Province of Alberta Canada 4 .500 01/24/34 996,632
5,000,000 Province of British Columbia Canada 4 .700 01/24/28 5,100,358
1,000,000 Province of British Columbia Canada 4 .800 11/15/28 1,027,135
3,500,000 Province of British Columbia Canada 4 .900 04/24/29 3,618,272
1,500,000 Province of British Columbia Canada 1 .300 01/29/31 1,290,324
850,000 Province of British Columbia Canada 4 .200 07/06/33 834,012
3,000,000 Province of British Columbia Canada 4 .750 06/12/34 3,043,409
3,000,000 Province of British Columbia Canada 4 .800 06/11/35 3,042,778
500,000 Province of Manitoba Canada 2 .125 06/22/26 490,437
1,000,000 Province of Manitoba Canada 1 .500 10/25/28 925,363
1,000,000 Province of Manitoba Canada 4 .300 07/27/33 985,703
1,000,000 Province of Manitoba Canada 4 .900 05/31/34 1,024,141
500,000 Province of New Brunswick Canada 3 .625 02/24/28 495,279
1,000,000 Province of Ontario Canada 3 .100 05/19/27 985,303
1,000,000 Province of Ontario Canada 1 .050 05/21/27 948,230
1,000,000 Province of Ontario Canada 4 .200 01/18/29 1,009,840
1,500,000 Province of Ontario Canada 3 .700 09/17/29 1,484,746
2,000,000 Province of Ontario Canada 2 .000 10/02/29 1,846,878
3,500,000 Province of Ontario Canada 4 .700 01/15/30 3,603,636
1,000,000 Province of Ontario Canada 1 .125 10/07/30 862,345
3,000,000 Province of Ontario Canada 1 .600 02/25/31 2,623,705
1,500,000 Province of Ontario Canada 1 .800 10/14/31 1,300,613
1,500,000 Province of Ontario Canada 2 .125 01/21/32 1,316,481
2,000,000 Province of Ontario Canada 5 .050 04/24/34 2,074,027
1,375,000 Province of Ontario Canada 4 .850 06/11/35 1,401,282
3,500,000 Province of Quebec Canada 2 .500 04/20/26 3,453,812
500,000 Province of Quebec Canada 2 .750 04/12/27 489,972
3,000,000 Province of Quebec Canada 3 .625 04/13/28 2,981,438
1,000,000 Province of Quebec Canada 4 .500 04/03/29 1,020,195
201,000 Province of Quebec Canada 7 .500 09/15/29 228,036
1,500,000 Province of Quebec Canada 1 .350 05/28/30 1,323,653
3,000,000 Province of Quebec Canada 1 .900 04/21/31 2,656,258
2,000,000 Province of Quebec Canada 4 .500 09/08/33 2,002,190
1,000,000 Province of Quebec Canada 4 .250 09/05/34 977,203
1,000,000 Province of Saskatchewan Canada 3 .250 06/08/27 987,432
1,000,000 Province of Saskatchewan Canada 4 .650 01/28/30 1,026,973
1,500,000 Republic of Italy Government International Bond 2 .875 10/17/29 1,406,490
1,599,000 Republic of Italy Government International Bond 5 .375 06/15/33 1,671,332
2,000,000 Republic of Italy Government International Bond 4 .000 10/17/49 1,457,029
3,750,000 Republic of Italy Government International Bond 3 .875 05/06/51 2,569,305
1,500,000 Republic of Poland Government International Bond 5 .500 11/16/27 1,549,266
1,500,000 Republic of Poland Government International Bond 4 .625 03/18/29 1,521,089
2,000,000 Republic of Poland Government International Bond 4 .875 02/12/30 2,039,042
850,000 Republic of Poland Government International Bond 5 .750 11/16/32 896,863
2,000,000 Republic of Poland Government International Bond 4 .875 10/04/33 1,988,196
2,900,000 Republic of Poland Government International Bond 5 .125 09/18/34 2,910,853
4,000,000 Republic of Poland Government International Bond 5 .375 02/12/35 4,072,756
1,050,000 Republic of Poland Government International Bond 5 .500 04/04/53 978,359
4,150,000 Republic of Poland Government International Bond 5 .500 03/18/54 3,846,050
1,000,000 State of Israel 2 .500 01/15/30 902,741
3,000,000 Svensk Exportkredit AB 3 .750 09/13/27 2,995,783
1,500,000 Svensk Exportkredit AB 4 .125 06/14/28 1,511,538
1,000,000 Svensk Exportkredit AB 4 .250 02/01/29 1,010,243
1,000,000 Svensk Exportkredit AB 4 .875 10/04/30 1,040,483
398,175 Uruguay Government International Bond 4 .375 01/23/31 397,383
5,957,660 Uruguay Government International Bond 5 .750 10/28/34 6,283,544
2,211,913 Uruguay Government International Bond 5 .442 02/14/37 2,260,951
500,000 Uruguay Government International Bond 4 .125 11/20/45 423,315
2,063,907 Uruguay Government International Bond 5 .100 06/18/50 1,903,376

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 2,425,000 Uruguay Government International Bond 4 .975% 04/20/55 $ 2,146,658
TOTAL FOREIGN GOVERNMENT BONDS 681,160,827
MORTGAGE BACKED - 24.2%
59,511,994 Fannie Mae 2 .000 02/01/52 47,235,294
265 Fannie Mae Pool 4 .000 08/01/25 264
33 Fannie Mae Pool 5 .500 08/01/25 33
1,005 Fannie Mae Pool 3 .500 09/01/25 1,001
3,997 Fannie Mae Pool 3 .500 10/01/25 3,981
4,315 Fannie Mae Pool 3 .500 10/01/25 4,297
1,052 Fannie Mae Pool 5 .000 10/01/25 1,049
3,598 Fannie Mae Pool 4 .000 11/01/25 3,584
6,669 Fannie Mae Pool 3 .500 12/01/25 6,637
7,024 Fannie Mae Pool 3 .500 02/01/26 6,981
31,847 Fannie Mae Pool 3 .500 02/01/26 31,651
2,589 Fannie Mae Pool 4 .000 03/01/26 2,576
10,184 Fannie Mae Pool 4 .000 06/01/26 10,122
7,334 Fannie Mae Pool 3 .500 08/01/26 7,285
9,171 Fannie Mae Pool 3 .500 09/01/26 9,097
3,530 Fannie Mae Pool 4 .000 09/01/26 3,513
17,537 Fannie Mae Pool 3 .500 10/01/26 17,400
346 Fannie Mae Pool 6 .000 10/01/26 351
23,625 Fannie Mae Pool 3 .000 11/01/26 23,362
23,571 Fannie Mae Pool 3 .000 12/01/26 23,299
64,473 Fannie Mae Pool 3 .000 01/01/27 63,704
13,703 Fannie Mae Pool 4 .000 01/01/27 13,613
55,110 Fannie Mae Pool 3 .500 02/01/27 54,573
107,957 Fannie Mae Pool 3 .000 04/01/27 106,590
60,923 Fannie Mae Pool 3 .000 04/01/27 60,132
38,460 Fannie Mae Pool 3 .500 05/01/27 38,111
49,693 Fannie Mae Pool 2 .500 06/01/27 48,855
157,765 Fannie Mae Pool 3 .000 06/01/27 155,443
54,051 Fannie Mae Pool 2 .500 07/01/27 53,115
134,430 Fannie Mae Pool 2 .500 09/01/27 131,967
1,220 Fannie Mae Pool 5 .500 09/01/27 1,220
205,028 Fannie Mae Pool 2 .500 10/01/27 201,161
136,423 Fannie Mae Pool 3 .000 11/01/27 134,487
271 Fannie Mae Pool 5 .500 01/01/28 273
577,821 Fannie Mae Pool 2 .500 02/01/28 566,079
486,686 Fannie Mae Pool 2 .500 02/01/28 476,757
257 Fannie Mae Pool 5 .000 02/01/28 258
386,389 Fannie Mae Pool 2 .500 04/01/28 378,118
567,738 Fannie Mae Pool 2 .500 04/01/28 555,586
1,580 Fannie Mae Pool 5 .500 06/01/28 1,596
166,077 Fannie Mae Pool 2 .500 07/01/28 162,284
353,974 Fannie Mae Pool 2 .500 08/01/28 345,888
331,156 Fannie Mae Pool 3 .000 10/01/28 323,898
258 Fannie Mae Pool 5 .500 11/01/28 261
1 Fannie Mae Pool 7 .500 01/01/29 1
671,151 Fannie Mae Pool 3 .000 03/01/29 658,186
2,208 Fannie Mae Pool 4 .000 03/01/29 2,192
2,404,608 Fannie Mae Pool 3 .000 04/01/29 2,357,930
9,046 Fannie Mae Pool 4 .500 04/01/29 9,060
6,084 Fannie Mae Pool 4 .000 05/01/29 6,035
3,676 Fannie Mae Pool 4 .500 06/01/29 3,675
1,250 Fannie Mae Pool 4 .000 07/01/29 1,240
24,200 Fannie Mae Pool 4 .500 08/01/29 24,195
2,727,058 Fannie Mae Pool 3 .500 09/01/29 2,696,082
4,818 Fannie Mae Pool 4 .500 09/01/29 4,811
3,348 Fannie Mae Pool 4 .500 11/01/29 3,341
1,549 Fannie Mae Pool 4 .500 01/01/30 1,555
409,137 Fannie Mae Pool 2 .500 02/01/30 396,052
3,300 Fannie Mae Pool 4 .000 03/01/30 3,283

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 1,459 Fannie Mae Pool 4 .500% 05/01/30 $ 1,465
2,274 Fannie Mae Pool 4 .500 06/01/30 2,279
1,014,696 Fannie Mae Pool 3 .000 07/01/30 991,038
20,980 Fannie Mae Pool 4 .500 08/01/30 21,027
4,613 Fannie Mae Pool 4 .000 09/01/30 4,582
24,997 Fannie Mae Pool 4 .000 10/01/30 24,906
270,323 Fannie Mae Pool 4 .000 11/01/30 268,474
42,377 Fannie Mae Pool 4 .000 11/01/30 42,075
10,077 Fannie Mae Pool 4 .500 12/01/30 10,112
1,042,151 Fannie Mae Pool 3 .000 02/01/31 1,015,356
15,796 Fannie Mae Pool 3 .500 02/01/31 15,564
16,943 Fannie Mae Pool 4 .000 02/01/31 16,818
193 Fannie Mae Pool 7 .500 03/01/31 200
1,167,122 Fannie Mae Pool 2 .500 04/01/31 1,123,783
47,514 Fannie Mae Pool 3 .500 04/01/31 46,650
5,561 Fannie Mae Pool 4 .000 04/01/31 5,525
1,138,804 Fannie Mae Pool 3 .000 05/01/31 1,109,495
476 Fannie Mae Pool 6 .000 05/01/31 492
1,352,734 Fannie Mae Pool 2 .500 06/01/31 1,303,134
303,396 Fannie Mae Pool 4 .500 07/01/31 303,544
30,592 Fannie Mae Pool 4 .500 07/01/31 30,724
182,744 Fannie Mae Pool 4 .000 08/01/31 181,351
1,794,199 Fannie Mae Pool 2 .500 09/01/31 1,725,994
903,686 Fannie Mae Pool 3 .000 09/01/31 880,367
10,779 Fannie Mae Pool 4 .000 09/01/31 10,697
115 Fannie Mae Pool 6 .500 09/01/31 119
6,748 Fannie Mae Pool 6 .000 11/01/31 6,990
952 Fannie Mae Pool 6 .500 11/01/31 983
1,971,956 Fannie Mae Pool 2 .500 12/01/31 1,896,016
330,809 Fannie Mae Pool 3 .500 01/01/32 324,323
2,154 Fannie Mae Pool 6 .000 01/01/32 2,231
134,411 Fannie Mae Pool 3 .500 02/01/32 131,776
1,524 Fannie Mae Pool 6 .000 02/01/32 1,590
1,234,992 Fannie Mae Pool 3 .000 03/01/32 1,199,531
6,262 Fannie Mae Pool 6 .500 04/01/32 6,544
4,288,624 Fannie Mae Pool 3 .000 06/01/32 4,170,966
13,041 Fannie Mae Pool 6 .500 07/01/32 13,616
2,634 Fannie Mae Pool 6 .500 08/01/32 2,725
161,730 Fannie Mae Pool 3 .000 09/01/32 155,651
2,194 Fannie Mae Pool 7 .500 09/01/32 2,192
481,312 Fannie Mae Pool 3 .000 10/01/32 463,660
17,578 Fannie Mae Pool 5 .500 10/01/32 17,722
3,894 Fannie Mae Pool 6 .000 11/01/32 3,985
2,910,623 Fannie Mae Pool 3 .000 12/01/32 2,809,032
3,477 Fannie Mae Pool 5 .500 12/01/32 3,572
192 Fannie Mae Pool 5 .500 12/01/32 194
5,269 Fannie Mae Pool 6 .000 12/01/32 5,365
30,622 Fannie Mae Pool 5 .500 01/01/33 31,283
83,512 Fannie Mae Pool 6 .000 01/01/33 86,264
28,470 Fannie Mae Pool 5 .000 02/01/33 28,556
756 Fannie Mae Pool 5 .000 02/01/33 763
363,823 Fannie Mae Pool 3 .000 04/01/33 349,099
410,269 Fannie Mae Pool 3 .500 04/01/33 402,365
1,634 Fannie Mae Pool 6 .000 04/01/33 1,697
1,939,014 Fannie Mae Pool 3 .500 05/01/33 1,908,199
210,208 Fannie Mae Pool 5 .500 05/01/33 214,982
12,150 Fannie Mae Pool 5 .000 06/01/33 12,293
22,654 Fannie Mae Pool 5 .500 06/01/33 23,121
3,187 Fannie Mae Pool 4 .500 07/01/33 3,151
13,596 Fannie Mae Pool 5 .000 07/01/33 13,609
19,976 Fannie Mae Pool 4 .500 08/01/33 19,601
2,732 Fannie Mae Pool 4 .500 08/01/33 2,702

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 5,366 Fannie Mae Pool 5 .000% 08/01/33 $ 5,387
16,831 Fannie Mae Pool 5 .500 09/01/33 16,832
20,764 Fannie Mae Pool 5 .500 09/01/33 21,157
4,382 Fannie Mae Pool 6 .000 09/01/33 4,539
32,968 Fannie Mae Pool 4 .500 10/01/33 32,838
6,241 Fannie Mae Pool 5 .000 10/01/33 6,315
2,645 Fannie Mae Pool 5 .000 10/01/33 2,634
18,026 Fannie Mae Pool 5 .500 10/01/33 18,059
117,703 Fannie Mae Pool 5 .500 10/01/33 118,763
1,850 Fannie Mae Pool 4 .500 11/01/33 1,841
6,510 Fannie Mae Pool 5 .000 11/01/33 6,588
471,139 Fannie Mae Pool 5 .000 11/01/33 475,955
52,908 Fannie Mae Pool 5 .000 12/01/33 53,394
77,004 Fannie Mae Pool 5 .500 12/01/33 77,994
704,473 Fannie Mae Pool 3 .000 01/01/34 672,828
21,021 Fannie Mae Pool 5 .000 02/01/34 21,255
91,444 Fannie Mae Pool 6 .000 02/01/34 95,043
5,301 Fannie Mae Pool 5 .000 03/01/34 5,360
2,118 Fannie Mae Pool 5 .000 03/01/34 2,141
125,854 Fannie Mae Pool 5 .000 03/01/34 127,260
2,735 Fannie Mae Pool 5 .000 03/01/34 2,761
6,276 Fannie Mae Pool 5 .000 03/01/34 6,347
1,864 Fannie Mae Pool 5 .000 03/01/34 1,883
18,960 Fannie Mae Pool 5 .000 04/01/34 19,218
19,659 Fannie Mae Pool 5 .500 04/01/34 20,137
6,830 Fannie Mae Pool 4 .500 05/01/34 6,751
2,373 Fannie Mae Pool 4 .500 05/01/34 2,362
4,600 Fannie Mae Pool 5 .500 07/01/34 4,725
6,854 Fannie Mae Pool 5 .500 07/01/34 7,004
6,483 Fannie Mae Pool 7 .000 07/01/34 6,835
52,623 Fannie Mae Pool 5 .000 08/01/34 53,339
5,697 Fannie Mae Pool 5 .000 08/01/34 5,762
30,557 Fannie Mae Pool 6 .000 08/01/34 31,718
5,217 Fannie Mae Pool 6 .000 08/01/34 5,405
3,151,758 Fannie Mae Pool 3 .500 09/01/34 3,092,209
111,599 Fannie Mae Pool 5 .500 09/01/34 114,624
4,202,756 Fannie Mae Pool 2 .500 11/01/34 3,965,345
1,005 Fannie Mae Pool 5 .500 11/01/34 1,035
7,026 Fannie Mae Pool 6 .000 11/01/34 7,226
3,645,620 Fannie Mae Pool 2 .500 12/01/34 3,429,567
887,190 Fannie Mae Pool 3 .000 12/01/34 855,785
1,654 Fannie Mae Pool 5 .000 12/01/34 1,670
1,032 Fannie Mae Pool 5 .500 12/01/34 1,061
5,462 Fannie Mae Pool 6 .000 12/01/34 5,657
150,374 Fannie Mae Pool 4 .500 01/01/35 149,586
16,588 Fannie Mae Pool 5 .500 01/01/35 17,042
2,022,101 Fannie Mae Pool 3 .500 02/01/35 1,970,112
328,108 Fannie Mae Pool 5 .500 02/01/35 336,406
14,641 Fannie Mae Pool 5 .500 02/01/35 15,061
916,241 Fannie Mae Pool 2 .500 03/01/35 864,452
55,080 Fannie Mae Pool 5 .500 04/01/35 56,424
14,266 Fannie Mae Pool 6 .000 04/01/35 14,907
13,312 Fannie Mae Pool 6 .000 04/01/35 13,871
2,513,272 Fannie Mae Pool 2 .500 05/01/35 2,350,320
4,419,536 Fannie Mae Pool 3 .000 05/01/35 4,235,809
15,636 Fannie Mae Pool 6 .000 05/01/35 16,249
5,370 Fannie Mae Pool 5 .000 06/01/35 5,443
15,994 Fannie Mae Pool 5 .000 07/01/35 16,112
886 (d) Fannie Mae Pool, (LIBOR 12 M + 1.570%) 7 .320 07/01/35 899
1,887,550 Fannie Mae Pool 2 .500 08/01/35 1,769,193
1,482,856 Fannie Mae Pool 3 .000 08/01/35 1,411,769
33,047 Fannie Mae Pool 4 .500 08/01/35 32,893

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 31,305 Fannie Mae Pool 5 .000% 08/01/35 $ 31,731
25,036 Fannie Mae Pool 5 .000 08/01/35 25,398
1,199 Fannie Mae Pool 4 .500 09/01/35 1,194
1,368 Fannie Mae Pool 4 .500 09/01/35 1,362
4,212 Fannie Mae Pool 5 .500 09/01/35 4,332
5,298,136 Fannie Mae Pool 2 .500 10/01/35 4,965,879
15,766 Fannie Mae Pool 5 .000 10/01/35 15,997
41,131 Fannie Mae Pool 5 .500 10/01/35 41,459
12,723,024 Fannie Mae Pool 1 .500 11/01/35 11,370,061
11,561,169 Fannie Mae Pool 2 .000 11/01/35 10,627,835
5,744,958 Fannie Mae Pool 2 .500 11/01/35 5,372,326
35,869 Fannie Mae Pool 5 .500 11/01/35 37,019
4,680,020 Fannie Mae Pool 2 .000 12/01/35 4,302,171
13,512,944 Fannie Mae Pool 1 .500 01/01/36 12,042,487
1,915,646 Fannie Mae Pool 3 .500 01/01/36 1,857,844
117,867 Fannie Mae Pool 5 .000 02/01/36 119,594
4,012 (d) Fannie Mae Pool, (LIBOR 12 M + 1.535%) 6 .535 02/01/36 4,067
11,664,227 Fannie Mae Pool 1 .500 03/01/36 10,394,668
34,608,033 Fannie Mae Pool 2 .000 03/01/36 31,706,364
51,153 Fannie Mae Pool 6 .000 03/01/36 53,622
9,847,903 Fannie Mae Pool 1 .500 04/01/36 8,775,979
6,394,526 Fannie Mae Pool 1 .000 05/01/36 5,570,925
12,924,616 Fannie Mae Pool 1 .500 05/01/36 11,517,702
11,800,427 Fannie Mae Pool 2 .000 05/01/36 10,810,851
629,363 Fannie Mae Pool 3 .500 05/01/36 608,874
650 Fannie Mae Pool 5 .000 05/01/36 659
78,249 Fannie Mae Pool 6 .000 06/01/36 81,779
12,043,340 Fannie Mae Pool 2 .000 07/01/36 11,033,247
3,476 Fannie Mae Pool 6 .000 07/01/36 3,581
8,036 Fannie Mae Pool 6 .500 07/01/36 8,396
3,108 (d) Fannie Mae Pool, (LIBOR 12 M + 1.632%) 7 .382 07/01/36 3,146
3,051,748 Fannie Mae Pool 1 .500 08/01/36 2,719,469
4,860,373 Fannie Mae Pool 3 .000 08/01/36 4,609,126
42,791 Fannie Mae Pool 5 .500 08/01/36 43,650
46,620 Fannie Mae Pool 6 .500 08/01/36 48,205
9,954,562 Fannie Mae Pool 1 .500 09/01/36 8,861,801
21,146,503 Fannie Mae Pool 2 .000 09/01/36 19,347,692
11,658,878 Fannie Mae Pool 2 .500 09/01/36 10,898,923
782,837 Fannie Mae Pool 3 .000 09/01/36 742,056
4,051 Fannie Mae Pool 5 .500 09/01/36 4,164
1,386 Fannie Mae Pool 6 .500 09/01/36 1,469
5,573 Fannie Mae Pool 6 .500 09/01/36 5,879
7,405 Fannie Mae Pool 6 .000 10/01/36 7,762
20,645,862 Fannie Mae Pool 1 .500 11/01/36 18,346,681
17,489,579 Fannie Mae Pool 2 .000 11/01/36 15,989,643
1,761,322 Fannie Mae Pool 3 .000 11/01/36 1,667,914
3,474 Fannie Mae Pool 6 .500 11/01/36 3,663
4,743,090 Fannie Mae Pool 2 .000 12/01/36 4,333,483
23,234 Fannie Mae Pool 6 .000 12/01/36 24,355
3,137,849 Fannie Mae Pool 1 .500 01/01/37 2,788,363
8,314,352 Fannie Mae Pool 2 .000 01/01/37 7,598,904
8,667 Fannie Mae Pool 5 .500 01/01/37 8,934
4,464 (d) Fannie Mae Pool, (LIBOR 12 M + 1.723%) 6 .637 01/01/37 4,574
3,569,589 Fannie Mae Pool 1 .500 02/01/37 3,172,018
5,274,895 Fannie Mae Pool 2 .000 02/01/37 4,821,040
65,197 Fannie Mae Pool 5 .500 02/01/37 67,223
4,178 Fannie Mae Pool 6 .000 02/01/37 4,380
311 (d) Fannie Mae Pool, (LIBOR 6 M + 1.460%) 6 .085 02/01/37 315
9,627 Fannie Mae Pool 7 .000 02/01/37 10,264
21,983,803 Fannie Mae Pool 2 .000 03/01/37 20,085,048
696 Fannie Mae Pool 5 .000 03/01/37 708
22,145 Fannie Mae Pool 6 .500 03/01/37 23,326

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 36,738 Fannie Mae Pool 6 .500% 03/01/37 $ 38,915
1,594 (d) Fannie Mae Pool, (LIBOR 12 M + 1.875%) 6 .750 03/01/37 1,637
18,296,119 Fannie Mae Pool 2 .000 04/01/37 16,715,751
2,055,818 Fannie Mae Pool 2 .500 04/01/37 1,920,687
15,927 Fannie Mae Pool 7 .000 04/01/37 16,837
9,560,714 Fannie Mae Pool 1 .500 05/01/37 8,497,865
29,859 Fannie Mae Pool 5 .000 05/01/37 30,298
5,026 Fannie Mae Pool 5 .500 06/01/37 5,176
4,926 (d) Fannie Mae Pool, (LIBOR 12 M + 1.782%) 7 .466 06/01/37 5,049
3,407,685 Fannie Mae Pool 2 .500 08/01/37 3,181,034
3,539,097 Fannie Mae Pool 3 .000 08/01/37 3,374,233
6,121 Fannie Mae Pool 5 .500 08/01/37 6,312
1,487 Fannie Mae Pool 6 .000 08/01/37 1,544
12,051 Fannie Mae Pool 5 .500 09/01/37 12,328
10,406 Fannie Mae Pool 6 .000 09/01/37 10,792
19,838 Fannie Mae Pool 6 .000 09/01/37 20,563
14,505 Fannie Mae Pool 6 .000 09/01/37 15,207
36,978 Fannie Mae Pool 6 .000 09/01/37 38,529
56,166 Fannie Mae Pool 6 .000 09/01/37 58,701
5,312 Fannie Mae Pool 6 .500 09/01/37 5,525
3,495 Fannie Mae Pool 6 .500 09/01/37 3,639
2,988 Fannie Mae Pool 6 .500 10/01/37 3,136
4,958 (d) Fannie Mae Pool, (DGS1 + 2.275%) 7 .275 10/01/37 5,098
5,160,605 Fannie Mae Pool 3 .000 11/01/37 4,920,155
4,903,424 Fannie Mae Pool 3 .500 11/01/37 4,726,656
3,529,429 Fannie Mae Pool 4 .000 11/01/37 3,455,658
47,083 Fannie Mae Pool 5 .500 11/01/37 48,383
79,244 Fannie Mae Pool 6 .000 11/01/37 83,075
2,230 Fannie Mae Pool 7 .000 11/01/37 2,351
1,596,624 Fannie Mae Pool 3 .000 12/01/37 1,504,841
1,601,206 Fannie Mae Pool 4 .000 01/01/38 1,575,226
414 Fannie Mae Pool 6 .500 01/01/38 430
2,707,553 Fannie Mae Pool 4 .500 02/01/38 2,693,786
1,805,729 Fannie Mae Pool 5 .000 02/01/38 1,821,125
22,301 Fannie Mae Pool 5 .500 02/01/38 22,925
12,754 Fannie Mae Pool 6 .500 02/01/38 13,340
6,858 Fannie Mae Pool 7 .000 02/01/38 7,399
2,377 Fannie Mae Pool 5 .000 03/01/38 2,410
1,137 Fannie Mae Pool 5 .000 03/01/38 1,152
5,596 Fannie Mae Pool 5 .500 03/01/38 5,748
1,813 Fannie Mae Pool 6 .000 03/01/38 1,915
4,161 Fannie Mae Pool 6 .500 03/01/38 4,389
5,149 Fannie Mae Pool 6 .500 03/01/38 5,319
4,208 Fannie Mae Pool 6 .500 03/01/38 4,376
6,419 (d) Fannie Mae Pool, (LIBOR 12 M + 1.770%) 6 .770 03/01/38 6,584
51,630 Fannie Mae Pool 5 .500 04/01/38 52,908
92,787 Fannie Mae Pool 6 .000 04/01/38 97,237
250,777 Fannie Mae Pool 5 .000 05/01/38 254,296
69,080 Fannie Mae Pool 5 .000 05/01/38 68,839
173,982 Fannie Mae Pool 6 .000 06/01/38 182,876
296,985 Fannie Mae Pool 6 .500 06/01/38 310,223
65,064 Fannie Mae Pool 6 .000 07/01/38 68,209
260 (d) Fannie Mae Pool, (LIBOR 12 M + 1.603%) 6 .631 08/01/38 267
201,389 Fannie Mae Pool 6 .000 09/01/38 211,126
525 Fannie Mae Pool 6 .000 10/01/38 543
3,163 (d) Fannie Mae Pool, (LIBOR 12 M + 1.200%) 6 .700 10/01/38 3,208
2,278,082 Fannie Mae Pool 5 .000 11/01/38 2,296,556
2,465 Fannie Mae Pool 5 .500 11/01/38 2,535
3,496,423 Fannie Mae Pool 6 .000 11/01/38 3,599,129
1,139 Fannie Mae Pool 5 .000 12/01/38 1,155
196,578 Fannie Mae Pool 5 .500 12/01/38 202,879
8,676 Fannie Mae Pool 4 .500 01/01/39 8,672

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 16,374 Fannie Mae Pool 5 .000% 01/01/39 $ 16,504
720,446 Fannie Mae Pool 5 .000 01/01/39 727,840
25,328 Fannie Mae Pool 5 .500 01/01/39 25,893
101,013 Fannie Mae Pool 5 .500 01/01/39 103,884
10,363 Fannie Mae Pool 6 .000 01/01/39 10,812
985 Fannie Mae Pool 6 .000 01/01/39 1,001
33,349 Fannie Mae Pool 4 .500 02/01/39 33,273
120,048 Fannie Mae Pool 4 .500 02/01/39 119,775
47,487 Fannie Mae Pool 4 .500 02/01/39 47,379
2,370 Fannie Mae Pool 5 .500 02/01/39 2,428
107,438 Fannie Mae Pool 4 .000 04/01/39 104,121
5,528 Fannie Mae Pool 5 .500 04/01/39 5,651
194,210 Fannie Mae Pool 4 .500 05/01/39 193,768
35,944 Fannie Mae Pool 4 .500 05/01/39 35,895
104,872 Fannie Mae Pool 4 .500 06/01/39 104,286
35,818 Fannie Mae Pool 4 .500 06/01/39 35,736
83,899 Fannie Mae Pool 5 .500 06/01/39 86,386
3,573,531 Fannie Mae Pool 5 .500 06/01/39 3,638,614
19,379 Fannie Mae Pool 4 .500 07/01/39 19,315
22,339 Fannie Mae Pool 4 .500 07/01/39 22,288
2,255 Fannie Mae Pool 5 .000 07/01/39 2,284
3,623,326 Fannie Mae Pool 5 .500 07/01/39 3,690,184
1,257 (d) Fannie Mae Pool, (LIBOR 12 M + 1.835%) 7 .710 07/01/39 1,291
372,275 Fannie Mae Pool 4 .000 08/01/39 360,405
66,868 Fannie Mae Pool 4 .000 08/01/39 64,722
5,830 Fannie Mae Pool 4 .500 08/01/39 5,817
251,101 Fannie Mae Pool 4 .500 08/01/39 250,530
72,459 Fannie Mae Pool 4 .500 08/01/39 72,295
280,518 Fannie Mae Pool 5 .000 08/01/39 284,005
1,992 Fannie Mae Pool 5 .000 08/01/39 2,019
4,593 (d) Fannie Mae Pool, (LIBOR 12 M + 1.650%) 7 .400 08/01/39 4,684
2,919 (d) Fannie Mae Pool, (LIBOR 12 M + 1.690%) 7 .440 08/01/39 2,984
139,847 Fannie Mae Pool 4 .000 09/01/39 135,359
16,348 Fannie Mae Pool 5 .000 09/01/39 16,555
3,183,033 Fannie Mae Pool 5 .000 09/01/39 3,206,276
71,685 Fannie Mae Pool 5 .500 09/01/39 73,460
38,926 Fannie Mae Pool 6 .000 09/01/39 40,808
4,756,343 Fannie Mae Pool 4 .500 10/01/39 4,726,302
141,101 Fannie Mae Pool 6 .500 10/01/39 149,475
2,723,930 Fannie Mae Pool 4 .500 11/01/39 2,706,726
6,384 Fannie Mae Pool 5 .000 11/01/39 6,466
163,714 Fannie Mae Pool 4 .000 12/01/39 158,324
17,988 Fannie Mae Pool 4 .500 12/01/39 17,945
36,416 Fannie Mae Pool 4 .500 12/01/39 36,322
582,361 Fannie Mae Pool 4 .500 12/01/39 580,977
12,398 Fannie Mae Pool 4 .500 01/01/40 12,370
14,077 Fannie Mae Pool 5 .000 01/01/40 14,252
5,570 (d) Fannie Mae Pool, (LIBOR 12 M + 1.815%) 6 .777 01/01/40 5,773
87,638 Fannie Mae Pool 6 .000 02/01/40 91,841
4,534,311 Fannie Mae Pool 2 .500 03/01/40 4,129,633
120,062 Fannie Mae Pool 4 .500 03/01/40 119,740
49,081 Fannie Mae Pool 4 .500 03/01/40 48,929
5,379 Fannie Mae Pool 5 .000 03/01/40 5,446
5,855,428 Fannie Mae Pool 2 .500 04/01/40 5,325,908
5,801,198 Fannie Mae Pool 3 .000 04/01/40 5,416,103
5,454 Fannie Mae Pool 4 .500 04/01/40 5,441
201,515 Fannie Mae Pool 5 .000 04/01/40 204,021
4,941,698 Fannie Mae Pool 5 .000 04/01/40 4,977,825
136,928 Fannie Mae Pool 5 .000 04/01/40 138,644
3,709 Fannie Mae Pool 4 .500 05/01/40 3,685
18,290 (d) Fannie Mae Pool, (LIBOR 12 M + 1.836%) 6 .748 05/01/40 18,944
3,624 (d) Fannie Mae Pool, (LIBOR 12 M + 1.790%) 6 .790 05/01/40 3,686

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 12,488 (d) Fannie Mae Pool, (LIBOR 12 M + 1.835%) 6 .835% 05/01/40 $ 12,863
5,258,375 Fannie Mae Pool 2 .500 06/01/40 4,777,505
12,062 Fannie Mae Pool 4 .500 07/01/40 12,027
10,681 Fannie Mae Pool 4 .500 07/01/40 10,648
17,551 Fannie Mae Pool 5 .000 07/01/40 17,769
109,821 Fannie Mae Pool 4 .500 08/01/40 109,515
155,263 Fannie Mae Pool 4 .500 08/01/40 154,815
108,554 Fannie Mae Pool 5 .000 08/01/40 109,904
241,929 Fannie Mae Pool 4 .500 09/01/40 241,205
103,472 Fannie Mae Pool 4 .500 09/01/40 102,854
255,495 Fannie Mae Pool 6 .000 09/01/40 267,838
36,416 Fannie Mae Pool 3 .500 10/01/40 34,256
165,302 Fannie Mae Pool 4 .000 10/01/40 159,775
360,897 Fannie Mae Pool 4 .000 10/01/40 348,566
292,326 Fannie Mae Pool 4 .500 10/01/40 291,301
337,632 Fannie Mae Pool 3 .500 11/01/40 317,648
328,207 Fannie Mae Pool 4 .000 11/01/40 317,062
382,405 Fannie Mae Pool 4 .000 11/01/40 369,618
214,544 Fannie Mae Pool 4 .000 11/01/40 207,303
42,569 Fannie Mae Pool 4 .500 11/01/40 42,380
11,772,134 Fannie Mae Pool 2 .000 12/01/40 10,171,994
111,031 Fannie Mae Pool 4 .000 12/01/40 107,284
948,479 Fannie Mae Pool 4 .500 12/01/40 945,153
22,185 (d) Fannie Mae Pool, (LIBOR 12 M + 1.823%) 6 .448 12/01/40 22,814
10,680 Fannie Mae Pool 3 .500 01/01/41 10,048
4,040,222 Fannie Mae Pool 1 .500 02/01/41 3,350,110
9,639,024 Fannie Mae Pool 2 .000 02/01/41 8,318,630
44,716 Fannie Mae Pool 3 .500 02/01/41 42,069
316,934 Fannie Mae Pool 4 .000 02/01/41 306,172
10,968 (d) Fannie Mae Pool, (LIBOR 12 M + 1.818%) 6 .772 02/01/41 11,349
318,042 Fannie Mae Pool 4 .000 03/01/41 307,274
13,727,466 Fannie Mae Pool 2 .000 04/01/41 11,827,484
240,774 Fannie Mae Pool 4 .500 04/01/41 239,632
199,462 Fannie Mae Pool 4 .500 05/01/41 198,517
71,847 Fannie Mae Pool 4 .500 05/01/41 71,373
144,078 Fannie Mae Pool 4 .500 06/01/41 143,306
6,095,897 Fannie Mae Pool 2 .000 07/01/41 5,256,288
203,332 Fannie Mae Pool 4 .500 07/01/41 201,992
24,939 (d) Fannie Mae Pool, (LIBOR 12 M + 1.789%) 7 .205 07/01/41 25,845
10,634,624 Fannie Mae Pool 2 .000 08/01/41 9,168,732
18,900,463 Fannie Mae Pool 1 .500 09/01/41 15,618,701
3,567,771 Fannie Mae Pool 2 .000 09/01/41 3,075,236
431,456 Fannie Mae Pool 4 .000 09/01/41 416,402
278,591 Fannie Mae Pool 4 .500 09/01/41 276,841
110,179 Fannie Mae Pool 5 .500 09/01/41 113,646
11,285,202 Fannie Mae Pool 1 .500 10/01/41 9,322,185
7,160,592 Fannie Mae Pool 2 .000 10/01/41 6,171,306
11,960 (d) Fannie Mae Pool, (LIBOR 12 M + 1.815%) 6 .855 10/01/41 12,218
10,978,673 Fannie Mae Pool 2 .000 11/01/41 9,406,365
181,898 Fannie Mae Pool 3 .500 11/01/41 170,922
152,931 Fannie Mae Pool 3 .500 11/01/41 143,672
7,000,321 Fannie Mae Pool 3 .500 12/01/41 6,574,268
1,124,706 Fannie Mae Pool 3 .500 12/01/41 1,056,845
192,700 Fannie Mae Pool 4 .000 12/01/41 185,956
44,474 (d) Fannie Mae Pool, (LIBOR 12 M + 1.750%) 6 .746 12/01/41 46,233
6,892,433 Fannie Mae Pool 2 .000 01/01/42 5,933,024
10,985,810 Fannie Mae Pool 2 .500 01/01/42 9,790,398
6,014,498 Fannie Mae Pool 2 .000 03/01/42 5,166,068
538,970 Fannie Mae Pool 3 .500 03/01/42 506,167
352,371 Fannie Mae Pool 4 .000 03/01/42 340,113
5,710,158 Fannie Mae Pool 3 .000 04/01/42 5,200,657
1,314,152 Fannie Mae Pool 3 .500 04/01/42 1,233,889

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 456,044 Fannie Mae Pool 3 .500% 04/01/42 $ 428,288
440,996 Fannie Mae Pool 4 .500 04/01/42 438,634
466,774 Fannie Mae Pool 5 .000 04/01/42 472,579
3,539,466 Fannie Mae Pool 2 .500 05/01/42 3,135,606
317,056 Fannie Mae Pool 4 .000 05/01/42 306,290
293,268 Fannie Mae Pool 5 .000 05/01/42 296,315
403,029 Fannie Mae Pool 3 .000 06/01/42 364,923
1,523,353 Fannie Mae Pool 3 .500 06/01/42 1,429,680
1,244,461 Fannie Mae Pool 4 .000 06/01/42 1,199,746
952,313 Fannie Mae Pool 4 .000 06/01/42 917,996
2,212,314 Fannie Mae Pool 3 .500 07/01/42 2,076,974
484,616 Fannie Mae Pool 4 .500 07/01/42 479,029
537,106 Fannie Mae Pool 3 .500 08/01/42 504,303
868,027 Fannie Mae Pool 3 .000 09/01/42 785,599
1,111,896 Fannie Mae Pool 3 .500 09/01/42 1,043,178
5,313,223 Fannie Mae Pool 4 .500 09/01/42 5,296,774
1,995,727 Fannie Mae Pool 3 .000 10/01/42 1,804,963
506,612 Fannie Mae Pool 3 .500 10/01/42 475,195
941,622 Fannie Mae Pool 2 .500 01/01/43 829,960
3,001,976 Fannie Mae Pool 3 .000 01/01/43 2,711,910
3,406,829 Fannie Mae Pool 3 .000 02/01/43 3,079,108
6,658,240 Fannie Mae Pool 3 .000 04/01/43 6,014,930
9,184,765 Fannie Mae Pool 3 .000 04/01/43 8,295,432
780,836 Fannie Mae Pool 3 .000 04/01/43 705,560
2,359,694 Fannie Mae Pool 3 .000 04/01/43 2,131,716
2,203,888 Fannie Mae Pool 3 .000 06/01/43 1,990,030
14,640 (d) Fannie Mae Pool, (LIBOR 12 M + 1.695%) 6 .320 06/01/43 15,023
2,054,223 Fannie Mae Pool 3 .000 07/01/43 1,853,607
5,139,560 Fannie Mae Pool 3 .500 07/01/43 4,816,058
1,498,793 Fannie Mae Pool 3 .500 07/01/43 1,404,765
22,036 (d) Fannie Mae Pool, (LIBOR 12 M + 1.550%) 7 .425 07/01/43 22,494
1,860,311 Fannie Mae Pool 3 .000 08/01/43 1,679,416
958,520 Fannie Mae Pool 4 .000 08/01/43 922,891
1,593,976 Fannie Mae Pool 3 .000 09/01/43 1,438,647
1,675,747 Fannie Mae Pool 3 .500 09/01/43 1,570,262
1,645,862 Fannie Mae Pool 3 .500 10/01/43 1,542,432
149,263 Fannie Mae Pool 4 .500 10/01/43 146,774
427,532 Fannie Mae Pool 4 .000 11/01/43 409,127
882,931 Fannie Mae Pool 4 .000 11/01/43 849,925
268,275 Fannie Mae Pool 4 .500 12/01/43 264,023
964,318 Fannie Mae Pool 4 .500 12/01/43 945,856
1,108,946 Fannie Mae Pool 4 .000 01/01/44 1,062,236
13,903,537 Fannie Mae Pool 4 .000 03/01/44 13,386,704
670,545 Fannie Mae Pool 4 .000 05/01/44 639,194
685,360 Fannie Mae Pool 4 .000 07/01/44 653,952
643,615 Fannie Mae Pool 4 .000 07/01/44 614,119
458,192 Fannie Mae Pool 3 .500 09/01/44 426,641
611,610 Fannie Mae Pool 4 .000 09/01/44 581,500
1,534,253 Fannie Mae Pool 3 .500 10/01/44 1,430,979
3,850,700 Fannie Mae Pool 5 .000 11/01/44 3,898,528
597,329 Fannie Mae Pool 4 .000 12/01/44 567,798
1,621,435 Fannie Mae Pool 3 .000 01/01/45 1,459,420
5,343,379 Fannie Mae Pool 3 .000 01/01/45 4,826,137
6,185,054 Fannie Mae Pool 3 .500 01/01/45 5,795,681
2,521,524 Fannie Mae Pool 3 .500 02/01/45 2,344,497
1,667,895 Fannie Mae Pool 3 .000 04/01/45 1,485,692
2,089,789 Fannie Mae Pool 3 .500 05/01/45 1,942,214
2,544,904 Fannie Mae Pool 3 .500 07/01/45 2,364,675
2,462,342 Fannie Mae Pool 4 .000 07/01/45 2,335,023
8,400,097 Fannie Mae Pool 3 .500 09/01/45 7,880,424
3,941,434 Fannie Mae Pool 3 .000 11/01/45 3,514,351
1,619,593 Fannie Mae Pool 3 .500 11/01/45 1,502,535

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 5,019,217 Fannie Mae Pool 4 .000% 11/01/45 $ 4,760,198
1,314,337 Fannie Mae Pool 3 .500 12/01/45 1,216,628
4,272,196 Fannie Mae Pool 3 .500 12/01/45 3,963,422
2,215,564 Fannie Mae Pool 3 .500 12/01/45 2,053,607
6,327,455 Fannie Mae Pool 3 .500 01/01/46 5,859,680
1,237,562 Fannie Mae Pool 3 .500 02/01/46 1,146,088
3,397,515 Fannie Mae Pool 3 .500 04/01/46 3,145,193
1,957,750 Fannie Mae Pool 4 .500 05/01/46 1,911,807
1,758,293 Fannie Mae Pool 3 .000 06/01/46 1,562,395
2,672,409 Fannie Mae Pool 3 .500 07/01/46 2,467,142
4,592,166 Fannie Mae Pool 3 .500 08/01/46 4,308,547
2,726,415 Fannie Mae Pool 4 .000 08/01/46 2,583,451
2,767,751 Fannie Mae Pool 3 .000 09/01/46 2,458,521
3,429,379 Fannie Mae Pool 3 .000 10/01/46 3,042,114
12,478,961 Fannie Mae Pool 3 .000 11/01/46 11,074,457
1,539,572 Fannie Mae Pool 3 .500 12/01/46 1,419,727
21,128,310 Fannie Mae Pool 3 .000 01/01/47 18,732,859
2,693,063 Fannie Mae Pool 3 .000 02/01/47 2,386,600
1,748,544 Fannie Mae Pool 4 .000 02/01/47 1,656,214
3,784,133 Fannie Mae Pool 3 .000 03/01/47 3,353,505
2,242,643 Fannie Mae Pool 3 .500 03/01/47 2,067,129
506,245 Fannie Mae Pool 4 .000 03/01/47 479,540
397,590 Fannie Mae Pool 4 .500 03/01/47 386,033
3,298,480 Fannie Mae Pool 3 .000 04/01/47 2,939,765
5,211,625 Fannie Mae Pool 3 .000 04/01/47 4,604,327
2,991,442 Fannie Mae Pool 3 .500 04/01/47 2,756,705
1,510,551 Fannie Mae Pool 3 .500 05/01/47 1,392,332
2,971,208 Fannie Mae Pool 3 .500 07/01/47 2,786,329
11,426,684 Fannie Mae Pool 4 .000 07/01/47 10,821,536
2,735,900 Fannie Mae Pool 3 .500 10/01/47 2,515,270
15,340,661 Fannie Mae Pool 3 .500 11/01/47 14,103,575
1,169,705 Fannie Mae Pool 4 .500 11/01/47 1,134,602
1,531,377 Fannie Mae Pool 3 .500 01/01/48 1,403,776
5,522,238 Fannie Mae Pool 4 .000 01/01/48 5,227,762
875,837 Fannie Mae Pool 3 .000 02/01/48 772,306
1,254,413 Fannie Mae Pool 3 .500 02/01/48 1,149,897
8,696,899 Fannie Mae Pool 3 .500 04/01/48 7,954,777
1,742,043 Fannie Mae Pool 4 .000 04/01/48 1,648,890
148,489 Fannie Mae Pool 4 .500 04/01/48 144,385
2,660,572 Fannie Mae Pool 3 .500 06/01/48 2,431,741
4,508,867 Fannie Mae Pool 4 .000 07/01/48 4,267,512
2,884,595 Fannie Mae Pool 4 .500 07/01/48 2,805,009
1,637,545 Fannie Mae Pool 4 .000 08/01/48 1,549,801
1,200,271 Fannie Mae Pool 4 .000 10/01/48 1,135,213
1,628,648 Fannie Mae Pool 4 .500 10/01/48 1,581,358
14,112,713 Fannie Mae Pool 3 .000 11/01/48 12,519,358
3,377,750 Fannie Mae Pool 4 .000 11/01/48 3,193,971
1,119,957 Fannie Mae Pool 4 .500 11/01/48 1,088,708
1,232,703 Fannie Mae Pool 4 .000 12/01/48 1,165,123
1,019,295 Fannie Mae Pool 4 .500 01/01/49 988,432
2,705,588 Fannie Mae Pool 4 .500 02/01/49 2,628,116
3,653,441 Fannie Mae Pool 4 .000 04/01/49 3,449,486
3,183,108 Fannie Mae Pool 5 .000 04/01/49 3,191,773
3,998,036 Fannie Mae Pool 3 .500 07/01/49 3,643,638
14,655,250 Fannie Mae Pool 3 .500 08/01/49 13,396,467
2,292,167 Fannie Mae Pool 4 .000 08/01/49 2,161,604
8,931,995 Fannie Mae Pool 3 .000 09/01/49 7,827,180
4,929,718 Fannie Mae Pool 3 .000 12/01/49 4,319,170
10,992,753 Fannie Mae Pool 3 .000 12/01/49 9,774,746
9,764,729 Fannie Mae Pool 3 .000 12/01/49 8,555,396
12,167,697 Fannie Mae Pool 2 .500 01/01/50 10,223,351
18,952,137 Fannie Mae Pool 3 .000 02/01/50 16,705,354

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 8,946,879 Fannie Mae Pool 3 .500% 02/01/50 $ 8,122,115
12,429,035 Fannie Mae Pool 3 .000 03/01/50 10,859,304
11,360,505 Fannie Mae Pool 2 .500 04/01/50 9,527,106
17,690,559 Fannie Mae Pool 3 .000 05/01/50 15,490,987
9,832,400 Fannie Mae Pool 3 .000 06/01/50 8,611,930
7,330,908 Fannie Mae Pool 4 .000 06/01/50 6,892,860
16,361,944 Fannie Mae Pool 2 .500 07/01/50 13,720,170
4,167,122 Fannie Mae Pool 3 .000 08/01/50 3,647,272
8,907,036 Fannie Mae Pool 4 .000 08/01/50 8,358,460
31,794,999 Fannie Mae Pool 2 .500 09/01/50 26,643,626
153,332,825 Fannie Mae Pool 2 .500 10/01/50 127,832,690
18,214,994 Fannie Mae Pool 1 .500 11/01/50 13,719,413
88,342,703 Fannie Mae Pool 2 .000 11/01/50 70,516,762
12,680,077 Fannie Mae Pool 2 .500 11/01/50 10,593,817
51,565,790 Fannie Mae Pool 1 .500 12/01/50 38,806,921
68,680,034 Fannie Mae Pool 2 .000 12/01/50 54,778,735
8,230,459 Fannie Mae Pool 2 .500 12/01/50 6,876,609
71,070,540 Fannie Mae Pool 2 .000 01/01/51 56,663,252
7,560,683 Fannie Mae Pool 1 .500 02/01/51 5,689,289
6,796,028 Fannie Mae Pool 2 .000 02/01/51 5,411,992
83,741,556 Fannie Mae Pool 2 .500 02/01/51 69,915,149
34,687,893 Fannie Mae Pool 1 .500 03/01/51 26,108,997
71,738,968 Fannie Mae Pool 2 .000 03/01/51 57,084,394
19,778,058 Fannie Mae Pool 1 .500 04/01/51 14,876,747
40,141,575 Fannie Mae Pool 2 .000 04/01/51 31,939,536
29,355,517 Fannie Mae Pool 2 .500 04/01/51 24,510,433
90,928,217 Fannie Mae Pool 2 .000 05/01/51 72,339,316
2,842,243 Fannie Mae Pool 3 .500 05/01/51 2,560,060
9,603,250 Fannie Mae Pool 1 .500 06/01/51 7,223,362
72,477,349 Fannie Mae Pool 2 .000 06/01/51 57,461,784
42,192,631 Fannie Mae Pool 2 .500 06/01/51 35,214,525
46,254,224 Fannie Mae Pool 2 .000 07/01/51 36,792,948
135,020,670 Fannie Mae Pool 2 .000 08/01/51 107,387,620
84,486,010 Fannie Mae Pool 2 .500 08/01/51 70,289,011
63,851,324 Fannie Mae Pool 2 .000 09/01/51 50,780,328
36,709,616 Fannie Mae Pool 2 .500 09/01/51 30,592,675
11,101,484 Fannie Mae Pool 2 .500 10/01/51 9,229,803
10,300,266 Fannie Mae Pool 1 .500 11/01/51 7,747,543
103,028,133 Fannie Mae Pool 2 .000 11/01/51 81,808,464
43,543,029 Fannie Mae Pool 2 .500 11/01/51 36,143,945
72,850,017 Fannie Mae Pool 2 .000 12/01/51 57,841,831
33,497,005 Fannie Mae Pool 2 .500 12/01/51 27,827,897
65,512,945 Fannie Mae Pool 2 .000 01/01/52 51,945,283
42,744,099 Fannie Mae Pool 2 .500 01/01/52 35,567,734
32,324,957 Fannie Mae Pool 3 .000 01/01/52 27,985,975
13,418,343 Fannie Mae Pool 3 .500 02/01/52 12,173,361
45,337,286 Fannie Mae Pool 2 .000 03/01/52 35,942,458
38,390,763 Fannie Mae Pool 2 .500 03/01/52 31,919,626
2,830,356 Fannie Mae Pool 3 .500 03/01/52 2,558,083
12,819,700 Fannie Mae Pool 2 .000 04/01/52 10,183,579
25,894,099 Fannie Mae Pool 2 .500 04/01/52 21,525,827
9,394,725 Fannie Mae Pool 3 .000 04/01/52 8,144,311
7,752,479 Fannie Mae Pool 3 .500 04/01/52 6,992,729
42,594,040 Fannie Mae Pool 2 .500 05/01/52 35,408,581
22,926,281 Fannie Mae Pool 3 .000 05/01/52 19,872,475
6,440,270 Fannie Mae Pool 3 .500 05/01/52 5,809,124
29,130,429 Fannie Mae Pool 4 .000 05/01/52 27,142,875
8,530,183 Fannie Mae Pool 2 .500 06/01/52 7,091,281
5,222,161 Fannie Mae Pool 3 .000 06/01/52 4,522,971
7,014,136 Fannie Mae Pool 3 .500 06/01/52 6,326,764
12,103,811 Fannie Mae Pool 4 .000 06/01/52 11,278,579
19,981,276 Fannie Mae Pool 4 .500 06/01/52 19,148,185

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 4,437,358 Fannie Mae Pool 3 .000% 07/01/52 $ 3,843,225
4,893,051 Fannie Mae Pool 3 .500 07/01/52 4,413,537
8,258,875 Fannie Mae Pool 4 .000 07/01/52 7,695,777
8,052,735 Fannie Mae Pool 4 .500 07/01/52 7,716,698
19,244,336 Fannie Mae Pool 5 .000 07/01/52 18,955,005
11,624,664 Fannie Mae Pool 2 .500 08/01/52 9,639,877
4,473,796 Fannie Mae Pool 3 .000 08/01/52 3,876,980
7,611,418 Fannie Mae Pool 3 .500 08/01/52 6,864,721
23,768,538 Fannie Mae Pool 4 .000 08/01/52 22,146,736
20,235,058 Fannie Mae Pool 4 .500 08/01/52 19,391,364
3,805,507 Fannie Mae Pool 5 .000 08/01/52 3,748,292
10,062,825 Fannie Mae Pool 3 .500 09/01/52 9,075,059
4,432,566 Fannie Mae Pool 4 .000 09/01/52 4,130,113
25,491,840 Fannie Mae Pool 4 .500 09/01/52 24,429,859
14,888,897 Fannie Mae Pool 5 .000 09/01/52 14,664,277
4,104,791 Fannie Mae Pool 3 .000 10/01/52 3,556,782
7,596,655 Fannie Mae Pool 4 .000 10/01/52 7,066,544
32,745,953 Fannie Mae Pool 4 .500 10/01/52 31,382,939
12,250,294 Fannie Mae Pool 5 .000 10/01/52 12,064,849
12,387,199 Fannie Mae Pool 5 .500 10/01/52 12,422,065
9,691,731 Fannie Mae Pool 3 .000 11/01/52 8,390,813
13,700,002 Fannie Mae Pool 3 .500 11/01/52 12,339,734
11,472,830 Fannie Mae Pool 4 .000 11/01/52 10,688,233
12,380,700 Fannie Mae Pool 4 .500 11/01/52 11,865,821
15,131,975 Fannie Mae Pool 5 .000 11/01/52 14,930,226
7,840,577 Fannie Mae Pool 5 .500 11/01/52 7,886,272
7,255,290 Fannie Mae Pool 6 .000 11/01/52 7,397,857
10,379,073 Fannie Mae Pool 4 .000 12/01/52 9,669,302
12,664,180 Fannie Mae Pool 5 .500 12/01/52 12,700,803
12,994,953 Fannie Mae Pool 5 .500 01/01/53 13,032,537
16,772,013 Fannie Mae Pool 6 .000 01/01/53 17,094,050
4,062,096 Fannie Mae Pool 6 .500 01/01/53 4,203,723
13,497,949 Fannie Mae Pool 5 .000 02/01/53 13,274,148
11,393,157 Fannie Mae Pool 5 .500 02/01/53 11,421,706
7,455,808 Fannie Mae Pool 6 .000 02/01/53 7,596,885
509,814 Fannie Mae Pool 7 .000 02/01/53 537,501
1,942,936 Fannie Mae Pool 3 .500 03/01/53 1,750,940
1,896,718 Fannie Mae Pool 4 .000 03/01/53 1,766,511
2,685,601 Fannie Mae Pool 4 .500 03/01/53 2,570,200
2,644,454 Fannie Mae Pool 5 .000 03/01/53 2,601,393
5,641,524 Fannie Mae Pool 6 .000 03/01/53 5,746,901
2,423,660 Fannie Mae Pool 6 .500 03/01/53 2,513,476
2,022,281 Fannie Mae Pool 3 .500 04/01/53 1,822,241
4,542,793 Fannie Mae Pool 5 .000 04/01/53 4,466,749
6,350,187 Fannie Mae Pool 5 .500 04/01/53 6,360,375
2,882,237 Fannie Mae Pool 6 .000 04/01/53 2,938,990
1,284,986 Fannie Mae Pool 6 .500 04/01/53 1,331,689
17,085,426 Fannie Mae Pool 4 .000 05/01/53 15,910,751
9,749,241 Fannie Mae Pool 5 .000 05/01/53 9,583,147
16,005,366 Fannie Mae Pool 5 .500 05/01/53 16,031,044
9,207,689 Fannie Mae Pool 4 .500 06/01/53 8,823,157
12,037,712 Fannie Mae Pool 5 .000 06/01/53 11,823,194
6,815,211 Fannie Mae Pool 5 .500 06/01/53 6,825,267
17,951,369 Fannie Mae Pool 5 .000 07/01/53 17,638,279
33,005,484 Fannie Mae Pool 5 .500 07/01/53 33,049,934
24,442,609 Fannie Mae Pool 6 .000 07/01/53 24,881,967
6,069,878 Fannie Mae Pool 6 .500 07/01/53 6,292,503
25,656,849 Fannie Mae Pool 5 .000 08/01/53 25,208,936
36,880,444 Fannie Mae Pool 5 .500 08/01/53 36,929,255
2,535,263 Fannie Mae Pool 6 .000 08/01/53 2,580,835
4,067,802 Fannie Mae Pool 6 .500 08/01/53 4,202,903
14,476,485 Fannie Mae Pool 5 .500 09/01/53 14,496,764

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 17,795,460 Fannie Mae Pool 5 .500% 10/01/53 $ 17,814,843
17,501,862 Fannie Mae Pool 6 .000 10/01/53 17,812,433
6,648,373 Fannie Mae Pool 6 .500 10/01/53 6,869,465
4,784,897 Fannie Mae Pool 5 .000 11/01/53 4,703,575
6,201,751 Fannie Mae Pool 7 .000 11/01/53 6,538,556
49,889,862 Fannie Mae Pool 6 .000 12/01/53 50,763,674
21,498,253 Fannie Mae Pool 6 .500 12/01/53 22,204,496
8,820,352 Fannie Mae Pool 7 .000 12/01/53 9,299,368
13,060,137 Fannie Mae Pool 6 .500 01/01/54 13,489,178
5,094,593 Fannie Mae Pool 7 .000 01/01/54 5,371,271
6,408,661 Fannie Mae Pool 5 .500 02/01/54 6,410,690
7,179,759 Fannie Mae Pool 6 .000 02/01/54 7,303,034
20,288,325 Fannie Mae Pool 6 .500 02/01/54 20,958,382
9,098,727 Fannie Mae Pool 5 .500 03/01/54 9,100,435
7,848,551 Fannie Mae Pool 6 .000 03/01/54 7,982,404
3,349,624 Fannie Mae Pool 6 .500 03/01/54 3,459,663
4,998,190 Fannie Mae Pool 7 .000 03/01/54 5,269,632
5,055,122 Fannie Mae Pool 4 .500 04/01/54 4,836,983
3,508,404 Fannie Mae Pool 6 .500 04/01/54 3,623,660
4,892,407 Fannie Mae Pool 5 .000 06/01/54 4,803,321
19,091,864 Fannie Mae Pool 5 .500 06/01/54 19,095,449
31,411,836 Fannie Mae Pool 6 .000 06/01/54 31,938,298
7,310,455 Fannie Mae Pool 6 .500 06/01/54 7,564,844
7,722,576 Fannie Mae Pool 5 .000 07/01/54 7,580,759
14,482,940 Fannie Mae Pool 5 .500 07/01/54 14,485,660
22,895,954 Fannie Mae Pool 6 .000 07/01/54 23,277,444
8,476,204 Fannie Mae Pool 6 .500 07/01/54 8,754,657
4,615,548 Fannie Mae Pool 7 .000 07/01/54 4,866,210
19,391,503 Fannie Mae Pool 5 .500 08/01/54 19,395,146
33,390,093 Fannie Mae Pool 6 .000 08/01/54 33,949,722
26,223,573 Fannie Mae Pool 6 .500 08/01/54 27,085,048
32,604,107 Fannie Mae Pool 5 .500 09/01/54 32,610,232
42,651,460 Fannie Mae Pool 6 .000 09/01/54 43,353,425
6,699,660 Fannie Mae Pool 5 .000 10/01/54 6,568,849
10,730,617 Fannie Mae Pool 6 .000 10/01/54 10,907,323
18,587,910 Fannie Mae Pool 4 .500 11/01/54 17,785,735
34,672,322 Fannie Mae Pool 5 .000 11/01/54 33,989,975
27,238,165 Fannie Mae Pool 5 .500 12/01/54 27,243,284
24,924,067 Fannie Mae Pool 5 .000 01/01/55 24,435,487
6,362,278 Fannie Mae Pool 6 .500 03/01/55 6,571,286
10,313,346 Fannie Mae Pool 5 .000 06/01/55 10,110,370
20,098,368 Fannie Mae Pool 5 .500 06/01/55 20,102,149
24,679,900 Fannie Mae Pool 6 .000 06/01/55 25,088,368
1,313,429 Fannie Mae Pool 3 .500 07/01/55 1,211,727
19,990,000 Fannie Mae Pool 5 .500 07/01/55 19,993,771
19,660,000 Fannie Mae Pool 6 .000 07/01/55 19,985,394
9,665,000 Fannie Mae Pool 6 .500 07/01/55 9,982,506
4,745,000 Fannie Mae Pool 7 .000 07/01/55 5,002,692
2,010,458 Federal National Mortgage Association 3 .000 05/01/37 1,916,814
5,449,248 Federal National Mortgage Association (FNMA) 3 .500 05/01/48 4,984,235
5 Freddie Mac Gold Pool 4 .500 07/01/25 5
2,602 Freddie Mac Gold Pool 3 .500 10/01/25 2,594
4,810 Freddie Mac Gold Pool 3 .500 11/01/25 4,792
2,935 Freddie Mac Gold Pool 3 .500 11/01/25 2,924
1,783 Freddie Mac Gold Pool 3 .500 12/01/25 1,776
1,040 Freddie Mac Gold Pool 3 .000 01/01/26 1,033
16,752 Freddie Mac Gold Pool 3 .500 01/01/26 16,684
1,419 Freddie Mac Gold Pool 4 .000 04/01/26 1,413
3,813 Freddie Mac Gold Pool 4 .000 05/01/26 3,799
736 Freddie Mac Gold Pool 5 .500 07/01/26 737
8,686 Freddie Mac Gold Pool 4 .000 08/01/26 8,634
205 Freddie Mac Gold Pool 6 .000 08/01/26 208

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 5,352 Freddie Mac Gold Pool 3 .000% 09/01/26 $ 5,302
22,362 Freddie Mac Gold Pool 3 .000 10/01/26 22,137
33,954 Freddie Mac Gold Pool 3 .500 10/01/26 33,668
131 Freddie Mac Gold Pool 5 .000 10/01/26 131
223 Freddie Mac Gold Pool 5 .500 10/01/26 223
127,623 Freddie Mac Gold Pool 3 .000 02/01/27 126,186
117,089 Freddie Mac Gold Pool 2 .500 05/01/27 115,237
150,889 Freddie Mac Gold Pool 2 .500 11/01/27 148,120
6,141 Freddie Mac Gold Pool 6 .000 12/01/27 6,245
119,762 Freddie Mac Gold Pool 2 .500 01/01/28 117,443
332,132 Freddie Mac Gold Pool 2 .500 03/01/28 325,533
10,538 Freddie Mac Gold Pool 5 .000 03/01/28 10,593
196,239 Freddie Mac Gold Pool 2 .500 05/01/28 192,052
891 Freddie Mac Gold Pool 5 .500 05/01/28 901
566,655 Freddie Mac Gold Pool 2 .500 07/01/28 554,881
470,663 Freddie Mac Gold Pool 2 .500 07/01/28 460,623
137,503 Freddie Mac Gold Pool 3 .000 10/01/28 135,149
5,999 Freddie Mac Gold Pool 5 .500 01/01/29 6,034
933 Freddie Mac Gold Pool 4 .000 02/01/29 925
322,787 Freddie Mac Gold Pool 3 .500 03/01/29 318,998
85 Freddie Mac Gold Pool 6 .500 03/01/29 88
587,599 Freddie Mac Gold Pool 3 .000 07/01/29 576,694
2,647 Freddie Mac Gold Pool 5 .000 12/01/29 2,675
1,976,518 Freddie Mac Gold Pool 2 .500 05/01/30 1,914,426
4,465 Freddie Mac Gold Pool 4 .000 08/01/30 4,442
39,858 Freddie Mac Gold Pool 4 .500 01/01/31 39,835
81 Freddie Mac Gold Pool 8 .000 01/01/31 81
36,361 Freddie Mac Gold Pool 4 .000 03/01/31 36,166
5,159 Freddie Mac Gold Pool 4 .000 05/01/31 5,128
34,792 Freddie Mac Gold Pool 4 .500 05/01/31 34,943
20,309 Freddie Mac Gold Pool 4 .000 06/01/31 20,190
38,787 Freddie Mac Gold Pool 4 .000 08/01/31 38,578
46,777 Freddie Mac Gold Pool 4 .000 09/01/31 46,472
817 Freddie Mac Gold Pool 6 .500 09/01/31 849
2,286 Freddie Mac Gold Pool 8 .000 09/01/31 2,331
24,285 Freddie Mac Gold Pool 3 .500 11/01/31 23,835
3,760,900 Freddie Mac Gold Pool 2 .500 12/01/31 3,621,225
20,810 Freddie Mac Gold Pool 7 .000 12/01/31 21,962
3,728 Freddie Mac Gold Pool 6 .500 01/01/32 3,892
9,216 Freddie Mac Gold Pool 6 .000 02/01/32 9,559
422,051 Freddie Mac Gold Pool 3 .000 03/01/32 408,759
3,322 Freddie Mac Gold Pool 7 .000 04/01/32 3,506
4,891 Freddie Mac Gold Pool 6 .500 05/01/32 5,057
291,790 Freddie Mac Gold Pool 3 .500 09/01/32 286,154
1,840 Freddie Mac Gold Pool 5 .500 11/01/32 1,906
3,440,306 Freddie Mac Gold Pool 3 .000 01/01/33 3,340,876
3,035 Freddie Mac Gold Pool 6 .000 02/01/33 3,149
10,903 Freddie Mac Gold Pool 5 .000 03/01/33 11,044
3,690 Freddie Mac Gold Pool 6 .000 03/01/33 3,753
3,823 Freddie Mac Gold Pool 6 .000 03/01/33 3,890
10,833 Freddie Mac Gold Pool 5 .000 04/01/33 10,813
1,375 Freddie Mac Gold Pool 6 .000 04/01/33 1,427
66,100 Freddie Mac Gold Pool 5 .000 06/01/33 66,913
28,770 Freddie Mac Gold Pool 5 .500 06/01/33 29,494
13,608,558 Freddie Mac Gold Pool 2 .500 07/01/33 13,080,808
626,384 Freddie Mac Gold Pool 3 .500 07/01/33 612,241
11,992 Freddie Mac Gold Pool 4 .500 07/01/33 11,982
994,039 Freddie Mac Gold Pool 4 .000 08/01/33 986,453
1,247 Freddie Mac Gold Pool 5 .000 08/01/33 1,253
4,559 Freddie Mac Gold Pool 6 .500 08/01/33 4,788
38,466 Freddie Mac Gold Pool 5 .000 09/01/33 38,969
4,749 Freddie Mac Gold Pool 5 .500 09/01/33 4,849

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 31,557 Freddie Mac Gold Pool 5 .500% 09/01/33 $ 31,834
7,486 Freddie Mac Gold Pool 5 .500 09/01/33 7,527
16,995 Freddie Mac Gold Pool 5 .500 09/01/33 17,067
9,088 Freddie Mac Gold Pool 4 .000 10/01/33 8,924
2,115 Freddie Mac Gold Pool 5 .000 10/01/33 2,136
24,751 Freddie Mac Gold Pool 5 .500 10/01/33 25,413
1,926,834 Freddie Mac Gold Pool 3 .500 11/01/33 1,895,837
20,067 Freddie Mac Gold Pool 5 .500 12/01/33 20,515
6,606 Freddie Mac Gold Pool 5 .500 12/01/33 6,764
80,881 Freddie Mac Gold Pool 7 .000 12/01/33 85,359
57,993 Freddie Mac Gold Pool 5 .000 01/01/34 58,752
356,454 Freddie Mac Gold Pool 3 .000 02/01/34 346,003
1,434 Freddie Mac Gold Pool 5 .500 02/01/34 1,468
7,947 Freddie Mac Gold Pool 5 .000 03/01/34 8,065
9,077 Freddie Mac Gold Pool 5 .500 03/01/34 9,294
37,669 Freddie Mac Gold Pool 5 .000 05/01/34 38,228
10,123 Freddie Mac Gold Pool 4 .500 06/01/34 10,087
18,964 Freddie Mac Gold Pool 5 .000 06/01/34 19,246
8,358 Freddie Mac Gold Pool 5 .500 06/01/34 8,594
3,169 Freddie Mac Gold Pool 6 .000 06/01/34 3,283
13,502 Freddie Mac Gold Pool 6 .000 09/01/34 14,114
1,056,213 Freddie Mac Gold Pool 3 .500 10/01/34 1,028,368
2,256 Freddie Mac Gold Pool 5 .000 11/01/34 2,285
62,907 Freddie Mac Gold Pool 5 .500 11/01/34 64,800
52,269 Freddie Mac Gold Pool 5 .000 12/01/34 53,078
15,881 Freddie Mac Gold Pool 5 .500 12/01/34 16,170
2,874 Freddie Mac Gold Pool 5 .500 12/01/34 2,953
1,164 Freddie Mac Gold Pool 5 .500 01/01/35 1,200
571 Freddie Mac Gold Pool 5 .500 01/01/35 588
16,418 Freddie Mac Gold Pool 5 .500 01/01/35 16,958
28,740 Freddie Mac Gold Pool 4 .500 04/01/35 28,648
3,367 Freddie Mac Gold Pool 6 .000 05/01/35 3,533
14,424 Freddie Mac Gold Pool 6 .000 05/01/35 14,766
15,514 Freddie Mac Gold Pool 7 .000 05/01/35 16,373
5,807 Freddie Mac Gold Pool 5 .500 06/01/35 5,981
4,031 Freddie Mac Gold Pool 5 .500 06/01/35 4,154
3,183 Freddie Mac Gold Pool 5 .000 07/01/35 3,230
109,369 Freddie Mac Gold Pool 5 .000 07/01/35 110,994
126,084 Freddie Mac Gold Pool 5 .000 08/01/35 128,009
10,877 Freddie Mac Gold Pool 5 .500 08/01/35 11,202
1,982 Freddie Mac Gold Pool 4 .500 09/01/35 1,976
24,230 Freddie Mac Gold Pool 5 .000 10/01/35 24,615
11,867 Freddie Mac Gold Pool 5 .000 10/01/35 12,058
5,445 Freddie Mac Gold Pool 5 .000 10/01/35 5,441
74,205 Freddie Mac Gold Pool 5 .500 10/01/35 76,218
23,675 Freddie Mac Gold Pool 5 .000 12/01/35 24,081
2,382 Freddie Mac Gold Pool 5 .000 12/01/35 2,421
11,480 Freddie Mac Gold Pool 6 .000 01/01/36 12,012
4,725 Freddie Mac Gold Pool 5 .000 02/01/36 4,800
1,748 Freddie Mac Gold Pool 5 .000 02/01/36 1,775
1,835 Freddie Mac Gold Pool 6 .000 02/01/36 1,926
18,912 Freddie Mac Gold Pool 5 .500 04/01/36 19,482
4,318 Freddie Mac Gold Pool 5 .500 05/01/36 4,445
84,242 Freddie Mac Gold Pool 6 .000 06/01/36 88,402
24,697 Freddie Mac Gold Pool 5 .000 07/01/36 25,110
18,508 Freddie Mac Gold Pool 6 .000 07/01/36 19,300
3,345 Freddie Mac Gold Pool 6 .000 08/01/36 3,511
4,930 Freddie Mac Gold Pool 6 .000 09/01/36 5,114
79,235 Freddie Mac Gold Pool 5 .500 10/01/36 81,874
37,027 Freddie Mac Gold Pool 5 .500 10/01/36 38,261
7,316 Freddie Mac Gold Pool 6 .500 10/01/36 7,677
3,826 Freddie Mac Gold Pool 5 .500 11/01/36 3,951

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 9,258 Freddie Mac Gold Pool 6 .000% 11/01/36 $ 9,715
41,418 Freddie Mac Gold Pool 6 .000 12/01/36 43,465
71,394 Freddie Mac Gold Pool 5 .500 03/01/37 73,671
30,757 Freddie Mac Gold Pool 6 .000 03/01/37 32,276
4,282 Freddie Mac Gold Pool 6 .500 03/01/37 4,521
25,676 Freddie Mac Gold Pool 5 .500 04/01/37 26,474
3,131 Freddie Mac Gold Pool 5 .000 05/01/37 3,129
3,003 Freddie Mac Gold Pool 5 .000 06/01/37 3,054
10,709 Freddie Mac Gold Pool 5 .500 06/01/37 11,048
2,858,145 Freddie Mac Gold Pool 3 .000 07/01/37 2,701,936
52,697 Freddie Mac Gold Pool 6 .000 07/01/37 55,310
28,861 Freddie Mac Gold Pool 6 .000 08/01/37 30,199
10,086 Freddie Mac Gold Pool 6 .000 09/01/37 10,586
64,450 Freddie Mac Gold Pool 5 .500 10/01/37 66,198
2,417 Freddie Mac Gold Pool 6 .000 11/01/37 2,536
17,402 Freddie Mac Gold Pool 6 .500 11/01/37 18,415
8,503 Freddie Mac Gold Pool 6 .000 01/01/38 8,924
4,135 Freddie Mac Gold Pool 6 .000 02/01/38 4,337
31,252 Freddie Mac Gold Pool 6 .000 02/01/38 32,797
44,316 Freddie Mac Gold Pool 5 .000 03/01/38 45,048
135,079 Freddie Mac Gold Pool 5 .000 03/01/38 137,420
5,643 Freddie Mac Gold Pool 5 .000 04/01/38 5,757
55,503 Freddie Mac Gold Pool 5 .000 04/01/38 56,375
64,466 Freddie Mac Gold Pool 5 .500 04/01/38 66,291
14,387 Freddie Mac Gold Pool 5 .500 05/01/38 14,772
1,679 Freddie Mac Gold Pool 5 .500 06/01/38 1,726
3,402 Freddie Mac Gold Pool 6 .000 07/01/38 3,519
7,782 Freddie Mac Gold Pool 5 .500 08/01/38 8,041
53,368 Freddie Mac Gold Pool 5 .500 08/01/38 55,038
6,946 Freddie Mac Gold Pool 5 .000 09/01/38 7,052
92,611 Freddie Mac Gold Pool 5 .500 09/01/38 95,093
37,587 Freddie Mac Gold Pool 5 .500 09/01/38 38,472
2,063 Freddie Mac Gold Pool 5 .500 10/01/38 2,116
36,604 Freddie Mac Gold Pool 6 .000 11/01/38 38,370
257,233 Freddie Mac Gold Pool 5 .500 01/01/39 264,442
165,327 Freddie Mac Gold Pool 4 .500 02/01/39 165,153
93,310 Freddie Mac Gold Pool 5 .000 02/01/39 94,718
7,209 Freddie Mac Gold Pool 5 .500 02/01/39 7,396
343 Freddie Mac Gold Pool 4 .500 03/01/39 343
38,554 Freddie Mac Gold Pool 5 .000 03/01/39 39,100
5,267 Freddie Mac Gold Pool 6 .000 03/01/39 5,523
5,151 Freddie Mac Gold Pool 4 .500 04/01/39 5,145
278,033 Freddie Mac Gold Pool 4 .500 04/01/39 277,741
58,504 Freddie Mac Gold Pool 4 .000 05/01/39 56,781
1,523 Freddie Mac Gold Pool 4 .500 05/01/39 1,522
38,970 Freddie Mac Gold Pool 4 .500 05/01/39 38,929
917,171 Freddie Mac Gold Pool 4 .500 05/01/39 916,210
37,976 Freddie Mac Gold Pool 4 .500 05/01/39 37,612
34,114 Freddie Mac Gold Pool 5 .000 05/01/39 34,706
75,767 Freddie Mac Gold Pool 4 .000 06/01/39 73,442
395,324 Freddie Mac Gold Pool 4 .500 06/01/39 394,910
12,786 Freddie Mac Gold Pool 4 .500 06/01/39 12,772
5,653 Freddie Mac Gold Pool 5 .000 06/01/39 5,734
2,364 Freddie Mac Gold Pool 5 .500 06/01/39 2,425
119,274 Freddie Mac Gold Pool 4 .000 07/01/39 115,662
49,096 Freddie Mac Gold Pool 4 .500 07/01/39 49,045
10,511 Freddie Mac Gold Pool 4 .500 07/01/39 10,415
3,786 Freddie Mac Gold Pool 4 .500 07/01/39 3,782
33,834 Freddie Mac Gold Pool 5 .000 07/01/39 34,296
59,881 Freddie Mac Gold Pool 5 .500 07/01/39 61,553
4,242 Freddie Mac Gold Pool 4 .500 08/01/39 4,237
9,984 Freddie Mac Gold Pool 5 .000 08/01/39 10,122

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 102,479 Freddie Mac Gold Pool 4 .000% 09/01/39 $ 99,376
261,217 Freddie Mac Gold Pool 5 .000 09/01/39 265,214
101,169 Freddie Mac Gold Pool 5 .000 09/01/39 102,593
1,188 Freddie Mac Gold Pool 5 .500 09/01/39 1,215
100,537 Freddie Mac Gold Pool 6 .500 09/01/39 104,634
31,055 Freddie Mac Gold Pool 4 .500 10/01/39 31,007
16,666 Freddie Mac Gold Pool 4 .500 10/01/39 16,649
32,649 Freddie Mac Gold Pool 4 .500 10/01/39 32,615
17,857 Freddie Mac Gold Pool 5 .000 10/01/39 18,102
6,685 Freddie Mac Gold Pool 4 .000 11/01/39 6,482
21,756 Freddie Mac Gold Pool 4 .500 11/01/39 21,733
8,892 Freddie Mac Gold Pool 5 .000 11/01/39 9,014
28,091 Freddie Mac Gold Pool 4 .500 12/01/39 27,937
39,392 Freddie Mac Gold Pool 4 .500 12/01/39 39,330
15,609 Freddie Mac Gold Pool 4 .500 12/01/39 15,592
55,949 Freddie Mac Gold Pool 4 .500 12/01/39 55,662
37,834 Freddie Mac Gold Pool 5 .500 12/01/39 38,848
51,596 Freddie Mac Gold Pool 4 .500 01/01/40 51,541
4,677 Freddie Mac Gold Pool 5 .000 01/01/40 4,741
5,996 Freddie Mac Gold Pool 5 .500 01/01/40 6,152
17,406 Freddie Mac Gold Pool 5 .500 03/01/40 17,872
158,849 Freddie Mac Gold Pool 4 .000 04/01/40 154,006
9,918 Freddie Mac Gold Pool 4 .500 04/01/40 9,902
30,478 Freddie Mac Gold Pool 4 .500 04/01/40 30,424
23,812 Freddie Mac Gold Pool 5 .000 04/01/40 24,137
53,632 Freddie Mac Gold Pool 5 .000 04/01/40 54,365
190,636 Freddie Mac Gold Pool 6 .000 04/01/40 199,454
579,875 Freddie Mac Gold Pool 4 .500 05/01/40 578,969
193,106 Freddie Mac Gold Pool 5 .000 05/01/40 195,746
1,833 Freddie Mac Gold Pool 4 .500 06/01/40 1,829
192,191 Freddie Mac Gold Pool 5 .500 06/01/40 197,186
291,691 Freddie Mac Gold Pool 4 .500 07/01/40 291,206
5,124 Freddie Mac Gold Pool 4 .500 08/01/40 5,113
51,346 Freddie Mac Gold Pool 5 .000 08/01/40 52,048
127,387 Freddie Mac Gold Pool 5 .000 08/01/40 129,129
13,108 Freddie Mac Gold Pool 5 .000 08/01/40 13,288
837,903 Freddie Mac Gold Pool 5 .500 08/01/40 860,360
69,053 Freddie Mac Gold Pool 4 .000 09/01/40 66,833
925,564 Freddie Mac Gold Pool 4 .000 11/01/40 895,813
610,621 Freddie Mac Gold Pool 4 .000 12/01/40 590,614
86,854 Freddie Mac Gold Pool 3 .500 01/01/41 81,751
137,315 Freddie Mac Gold Pool 3 .500 01/01/41 129,363
82,120 Freddie Mac Gold Pool 4 .000 01/01/41 79,438
82,938 Freddie Mac Gold Pool 3 .500 02/01/41 78,048
302,382 Freddie Mac Gold Pool 4 .000 02/01/41 292,411
96,144 Freddie Mac Gold Pool 4 .000 02/01/41 93,023
554,430 Freddie Mac Gold Pool 4 .000 04/01/41 536,494
101,526 Freddie Mac Gold Pool 4 .500 04/01/41 101,137
21,363 Freddie Mac Gold Pool 5 .000 04/01/41 21,655
90,301 Freddie Mac Gold Pool 4 .500 05/01/41 89,872
116,719 Freddie Mac Gold Pool 4 .500 06/01/41 116,237
241,471 Freddie Mac Gold Pool 3 .500 10/01/41 227,411
251,186 Freddie Mac Gold Pool 5 .000 10/01/41 254,622
342,280 Freddie Mac Gold Pool 3 .500 11/01/41 321,777
143,933 Freddie Mac Gold Pool 4 .500 12/01/41 143,205
1,196,715 Freddie Mac Gold Pool 3 .500 01/01/42 1,125,406
352,771 Freddie Mac Gold Pool 3 .500 02/01/42 331,751
385,147 Freddie Mac Gold Pool 3 .500 04/01/42 362,278
916,363 Freddie Mac Gold Pool 4 .000 05/01/42 885,576
3,266,643 Freddie Mac Gold Pool 4 .500 05/01/42 3,255,166
659,574 Freddie Mac Gold Pool 3 .500 07/01/42 620,271
152,033 Freddie Mac Gold Pool 3 .000 08/01/42 137,832

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 1,113,616 Freddie Mac Gold Pool 3 .000% 10/01/42 $ 1,008,424
778,720 Freddie Mac Gold Pool 3 .000 10/01/42 705,652
325,077 Freddie Mac Gold Pool 3 .500 12/01/42 305,197
1,212,145 Freddie Mac Gold Pool 2 .500 01/01/43 1,073,530
2,283,619 Freddie Mac Gold Pool 3 .000 01/01/43 2,066,970
3,357,137 Freddie Mac Gold Pool 3 .000 04/01/43 3,036,579
8,874,420 Freddie Mac Gold Pool 3 .000 04/01/43 8,027,052
967,091 Freddie Mac Gold Pool 3 .500 05/01/43 907,346
1,390,339 Freddie Mac Gold Pool 3 .000 08/01/43 1,256,425
1,004,071 Freddie Mac Gold Pool 3 .000 08/01/43 907,150
986,761 Freddie Mac Gold Pool 3 .500 08/01/43 925,803
392,132 Freddie Mac Gold Pool 4 .500 10/01/43 385,913
479,402 Freddie Mac Gold Pool 4 .000 11/01/43 461,114
862,281 Freddie Mac Gold Pool 3 .500 02/01/44 807,922
721,048 Freddie Mac Gold Pool 4 .000 02/01/44 691,538
5,623,194 Freddie Mac Gold Pool 4 .000 02/01/44 5,398,272
313,094 Freddie Mac Gold Pool 4 .000 04/01/44 299,990
386,608 Freddie Mac Gold Pool 4 .500 05/01/44 380,159
727,254 Freddie Mac Gold Pool 4 .000 06/01/44 693,329
1,122,501 Freddie Mac Gold Pool 4 .000 08/01/44 1,067,832
836,876 Freddie Mac Gold Pool 3 .500 09/01/44 780,662
1,197,774 Freddie Mac Gold Pool 3 .500 11/01/44 1,115,832
1,721,163 Freddie Mac Gold Pool 3 .500 12/01/44 1,601,988
944,392 Freddie Mac Gold Pool 3 .500 01/01/45 879,393
2,008,452 Freddie Mac Gold Pool 3 .000 02/01/45 1,803,752
2,421,291 Freddie Mac Gold Pool 3 .500 03/01/45 2,253,147
1,356,062 Freddie Mac Gold Pool 4 .000 03/01/45 1,289,804
977,879 Freddie Mac Gold Pool 3 .000 04/01/45 873,372
2,038,835 Freddie Mac Gold Pool 3 .500 04/01/45 1,896,397
5,051,399 Freddie Mac Gold Pool 3 .500 07/01/45 4,701,657
3,782,140 Freddie Mac Gold Pool 4 .500 07/01/45 3,701,858
10,999,577 Freddie Mac Gold Pool 3 .000 08/01/45 9,961,407
8,353,942 Freddie Mac Gold Pool 3 .500 10/01/45 7,773,799
1,561,262 Freddie Mac Gold Pool 4 .000 11/01/45 1,482,555
2,947,907 Freddie Mac Gold Pool 3 .500 12/01/45 2,734,639
7,029,481 Freddie Mac Gold Pool 3 .000 03/01/46 6,257,178
2,197,627 Freddie Mac Gold Pool 3 .500 03/01/46 2,036,850
1,135,644 Freddie Mac Gold Pool 4 .000 03/01/46 1,077,803
5,179,536 Freddie Mac Gold Pool 3 .000 04/01/46 4,609,400
5,055,865 Freddie Mac Gold Pool 3 .500 05/01/46 4,675,536
3,855,077 Freddie Mac Gold Pool 3 .500 08/01/46 3,599,415
7,730,078 Freddie Mac Gold Pool 3 .000 09/01/46 6,875,151
3,083,680 Freddie Mac Gold Pool 4 .000 09/01/46 2,925,502
2,828,716 Freddie Mac Gold Pool 3 .000 11/01/46 2,512,359
10,265,979 Freddie Mac Gold Pool 3 .000 11/01/46 9,083,046
3,519,364 Freddie Mac Gold Pool 3 .000 11/01/46 3,127,235
2,038,422 Freddie Mac Gold Pool 3 .000 12/01/46 1,805,775
2,547,487 Freddie Mac Gold Pool 3 .500 12/01/46 2,352,161
4,715,550 Freddie Mac Gold Pool 3 .000 02/01/47 4,184,249
1,512,371 Freddie Mac Gold Pool 3 .500 02/01/47 1,394,282
1,243,232 Freddie Mac Gold Pool 4 .000 02/01/47 1,179,130
1,956,121 Freddie Mac Gold Pool 3 .500 05/01/47 1,804,504
1,729,279 Freddie Mac Gold Pool 3 .000 08/01/47 1,530,847
2,238,823 Freddie Mac Gold Pool 3 .000 11/01/47 1,977,989
3,404,904 Freddie Mac Gold Pool 3 .000 12/01/47 3,007,147
10,507,302 Freddie Mac Gold Pool 3 .000 01/01/48 9,364,904
3,688,397 Freddie Mac Gold Pool 3 .000 02/01/48 3,254,271
2,637,386 Freddie Mac Gold Pool 3 .500 03/01/48 2,422,677
2,255,952 Freddie Mac Gold Pool 3 .500 05/01/48 2,063,040
1,746,938 Freddie Mac Gold Pool 4 .000 05/01/48 1,659,921
2,417,483 Freddie Mac Gold Pool 3 .500 07/01/48 2,210,757
2,538,858 Freddie Mac Gold Pool 4 .000 07/01/48 2,405,980

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 4,699,854 Freddie Mac Gold Pool 4 .000% 08/01/48 $ 4,452,654
875,671 Freddie Mac Gold Pool 4 .500 09/01/48 852,493
3,728,237 Freddie Mac Gold Pool 4 .000 10/01/48 3,529,829
2,164,336 Freddie Mac Gold Pool 4 .500 12/01/48 2,106,713
1,126,289 Freddie Mac Gold Pool 4 .500 02/01/49 1,096,195
3,089,346 Freddie Mac Gold Pool 3 .500 05/01/49 2,811,226
4,098 (d) Freddie Mac Non Gold Pool, (DGS1 + 2.250%) 6 .500 04/01/35 4,206
1,025 (d) Freddie Mac Non Gold Pool, (DGS1 + 2.125%) 6 .625 10/01/35 1,048
9,794 (d) Freddie Mac Non Gold Pool, (DGS1 + 2.255%) 6 .511 02/01/36 10,058
53 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.345%) 7 .044 07/01/36 54
3,433 (d) Freddie Mac Non Gold Pool, (LIBOR 6 M + 1.595%) 6 .220 09/01/36 3,440
8,477 (d) Freddie Mac Non Gold Pool, (LIBOR 6 M + 1.724%) 6 .455 09/01/36 8,623
7,394 (d) Freddie Mac Non Gold Pool, (DGS1 + 2.245%) 6 .992 09/01/36 7,571
6,549 (d) Freddie Mac Non Gold Pool, (DGS1 + 2.250%) 6 .651 01/01/37 6,763
465 (d) Freddie Mac Non Gold Pool, (DGS1 + 2.250%) 6 .603 02/01/37 481
1,145 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.765%) 6 .678 02/01/37 1,169
42,419 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.827%) 6 .656 03/01/37 43,623
33,984 (d) Freddie Mac Non Gold Pool, (DGS1 + 2.250%) 6 .500 04/01/37 35,098
14,578 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.602%) 6 .596 04/01/37 14,818
3,171 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 2.087%) 7 .082 05/01/37 3,218
11,727 (d) Freddie Mac Non Gold Pool, (DGS1 + 2.248%) 6 .512 06/01/37 12,046
1,074 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.750%) 7 .625 06/01/37 1,088
23,813 (d) Freddie Mac Non Gold Pool, (LIBOR 6 M + 1.270%) 6 .092 08/01/37 23,846
1,261 (d) Freddie Mac Non Gold Pool, (LIBOR 6 M + 1.520%) 6 .195 09/01/37 1,268
168 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.795%) 7 .545 09/01/37 171
17,403 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 2.055%) 7 .055 04/01/38 18,073
4,627 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 2.004%) 6 .884 06/01/38 4,734
1,675 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.625%) 7 .375 07/01/38 1,705
2,833 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.861%) 7 .736 06/01/40 2,893
4,345 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.886%) 6 .848 01/01/41 4,440
2,230 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.880%) 6 .880 05/01/41 2,296
50,133 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.861%) 7 .064 08/01/41 51,515
32,954 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.750%) 7 .323 09/01/41 34,188
6,060 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.860%) 7 .360 10/01/41 6,234
7,380,160 Freddie Mac Pool 1 .500 04/01/37 6,558,191
10,771,395 Freddie Mac Pool 2 .000 05/01/37 9,840,932
4,722,527 Freddie Mac Pool 4 .000 07/01/49 4,471,401
2,797,144 Freddie Mac Pool 4 .000 07/01/49 2,647,965
10,486,851 Freddie Mac Pool 3 .000 11/01/49 9,324,904
9,859,382 Freddie Mac Pool 3 .000 11/01/49 8,722,739
20,608,727 Freddie Mac Pool 3 .000 02/01/50 18,178,318
14,149,041 Freddie Mac Pool 3 .500 04/01/50 12,908,417
5,958,569 Freddie Mac Pool 2 .000 07/01/50 4,747,604
11,164,663 Freddie Mac Pool 2 .500 07/01/50 9,375,301
7,030,084 Freddie Mac Pool 3 .500 07/01/50 6,401,211
8,697,421 Freddie Mac Pool 3 .500 08/01/50 7,902,149
2,357,944 Freddie Mac Pool 4 .000 11/01/50 2,224,849
6,455,149 Freddie Mac Pool 2 .000 02/01/51 5,140,527
14,241,700 Freddie Mac Pool 2 .500 04/01/51 11,895,188
6,190,945 Freddie Mac Pool 2 .500 02/01/52 5,147,633
11,617,825 Freddie Mac Pool 3 .000 03/01/52 10,116,413
12,029,859 Freddie Mac Pool 2 .500 05/01/52 10,007,596
5,480,454 Freddie Mac Pool 3 .000 05/01/52 4,750,450
4,784,522 Freddie Mac Pool 4 .000 06/01/52 4,529,849
5,633,113 Freddie Mac Pool 4 .000 08/01/52 5,248,746
5,611,379 Freddie Mac Pool 3 .500 10/01/52 5,060,549
5,070,377 Freddie Mac Pool 5 .000 01/01/53 4,993,098
9,486,354 Freddie Mac Pool 6 .500 10/01/54 9,797,992
9,641,770 Freddie Mac Pool 6 .500 06/01/55 9,958,513
385 Ginnie Mae I Pool 4 .000 08/15/25 385
864 Ginnie Mae I Pool 3 .500 03/15/26 860
1,193 Ginnie Mae I Pool 4 .000 04/15/26 1,190

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 17,859 Ginnie Mae I Pool 3 .000% 12/15/26 $ 17,683
42 Ginnie Mae I Pool 6 .500 09/15/28 42
459 Ginnie Mae I Pool 6 .500 11/15/28 467
69 Ginnie Mae I Pool 7 .500 11/15/28 69
2,709 Ginnie Mae I Pool 8 .500 10/15/30 2,723
130 Ginnie Mae I Pool 8 .500 12/15/30 138
51,029 Ginnie Mae I Pool 6 .000 10/15/32 53,724
18,970 Ginnie Mae I Pool 5 .500 05/15/33 19,476
1,662 Ginnie Mae I Pool 5 .000 07/15/33 1,674
7,398 Ginnie Mae I Pool 5 .500 07/15/33 7,460
10,065 Ginnie Mae I Pool 5 .000 08/15/33 10,141
29,064 Ginnie Mae I Pool 5 .500 09/15/33 30,061
32,795 Ginnie Mae I Pool 5 .500 11/15/34 33,854
14,792 Ginnie Mae I Pool 6 .500 01/15/35 15,261
49,982 Ginnie Mae I Pool 5 .000 04/15/35 50,109
2,621 Ginnie Mae I Pool 5 .000 11/15/35 2,652
1,528 Ginnie Mae I Pool 5 .000 11/15/35 1,547
2,195 Ginnie Mae I Pool 5 .500 03/15/36 2,237
1,534 Ginnie Mae I Pool 6 .500 06/15/36 1,612
2,931 Ginnie Mae I Pool 5 .000 09/15/36 2,966
1,744 Ginnie Mae I Pool 6 .000 09/15/36 1,796
3,081 Ginnie Mae I Pool 5 .000 12/15/36 3,117
49,351 Ginnie Mae I Pool 5 .500 02/15/37 51,166
72,338 Ginnie Mae I Pool 6 .000 04/15/37 75,961
5,025 Ginnie Mae I Pool 6 .000 06/15/37 5,213
6,627 Ginnie Mae I Pool 6 .000 12/15/37 6,882
30,640 Ginnie Mae I Pool 5 .000 04/15/38 30,894
4,789 Ginnie Mae I Pool 5 .500 06/15/38 4,968
13,179 Ginnie Mae I Pool 5 .500 07/15/38 13,473
3,743 Ginnie Mae I Pool 5 .500 08/15/38 3,901
34,649 Ginnie Mae I Pool 6 .000 08/15/38 36,403
37,338 Ginnie Mae I Pool 6 .000 08/15/38 38,713
27,955 Ginnie Mae I Pool 5 .000 10/15/38 28,192
3,654 Ginnie Mae I Pool 5 .500 10/15/38 3,775
604 Ginnie Mae I Pool 5 .500 11/15/38 628
38,377 Ginnie Mae I Pool 6 .000 12/15/38 40,189
642 Ginnie Mae I Pool 6 .500 12/15/38 671
7,728 Ginnie Mae I Pool 5 .000 01/15/39 7,768
6,880 Ginnie Mae I Pool 5 .000 02/15/39 6,971
563 Ginnie Mae I Pool 6 .000 02/15/39 569
5,726 Ginnie Mae I Pool 4 .500 03/15/39 5,629
80,028 Ginnie Mae I Pool 4 .500 03/15/39 78,108
3,791 Ginnie Mae I Pool 4 .500 04/15/39 3,713
92,988 Ginnie Mae I Pool 5 .500 04/15/39 95,999
6,062 Ginnie Mae I Pool 4 .000 05/15/39 5,804
106,389 Ginnie Mae I Pool 4 .500 05/15/39 104,582
60,456 Ginnie Mae I Pool 5 .000 05/15/39 60,988
3,479 Ginnie Mae I Pool 4 .500 06/15/39 3,419
290,934 Ginnie Mae I Pool 4 .500 06/15/39 288,703
466,169 Ginnie Mae I Pool 5 .000 06/15/39 470,271
334,054 Ginnie Mae I Pool 5 .000 06/15/39 335,516
7,760 Ginnie Mae I Pool 5 .000 06/15/39 7,862
3,041 Ginnie Mae I Pool 5 .000 06/15/39 3,054
3,245 Ginnie Mae I Pool 5 .000 06/15/39 3,288
325,179 Ginnie Mae I Pool 4 .000 07/15/39 309,465
3,528 Ginnie Mae I Pool 4 .500 07/15/39 3,442
9,924 Ginnie Mae I Pool 4 .500 07/15/39 9,685
390,946 Ginnie Mae I Pool 4 .500 07/15/39 384,308
5,766 Ginnie Mae I Pool 5 .000 07/15/39 5,841
19,350 Ginnie Mae I Pool 4 .000 08/15/39 18,483
39,801 Ginnie Mae I Pool 5 .000 08/15/39 39,963
1,536 Ginnie Mae I Pool 5 .500 08/15/39 1,569

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 16,151 Ginnie Mae I Pool 6 .000% 08/15/39 $ 16,607
3,213 Ginnie Mae I Pool 4 .500 10/15/39 3,132
1,670 Ginnie Mae I Pool 5 .000 10/15/39 1,692
9,149 Ginnie Mae I Pool 4 .500 11/15/39 9,028
228,028 Ginnie Mae I Pool 4 .500 12/15/39 223,944
142,626 Ginnie Mae I Pool 5 .500 02/15/40 147,480
19,252 Ginnie Mae I Pool 4 .000 03/15/40 18,414
3,518 Ginnie Mae I Pool 5 .000 03/15/40 3,521
1,226 Ginnie Mae I Pool 4 .500 04/15/40 1,199
34,213 Ginnie Mae I Pool 5 .000 04/15/40 34,350
1,427 Ginnie Mae I Pool 4 .500 05/15/40 1,390
41,815 Ginnie Mae I Pool 5 .000 05/15/40 42,326
878,668 Ginnie Mae I Pool 4 .500 06/15/40 861,422
2,714 Ginnie Mae I Pool 4 .500 06/15/40 2,646
2,513 Ginnie Mae I Pool 4 .500 06/15/40 2,448
76,670 Ginnie Mae I Pool 4 .500 07/15/40 75,131
25,183 Ginnie Mae I Pool 4 .500 07/15/40 24,513
64,597 Ginnie Mae I Pool 4 .000 08/15/40 61,499
333,525 Ginnie Mae I Pool 4 .000 08/15/40 315,159
28,751 Ginnie Mae I Pool 4 .500 08/15/40 28,236
10,122 Ginnie Mae I Pool 4 .000 10/15/40 9,586
120,319 Ginnie Mae I Pool 4 .000 11/15/40 114,547
65,766 Ginnie Mae I Pool 3 .500 12/15/40 61,351
348,806 Ginnie Mae I Pool 4 .000 01/15/41 332,689
69,868 Ginnie Mae I Pool 4 .000 02/15/41 66,585
116,189 Ginnie Mae I Pool 4 .500 03/15/41 113,865
47,705 Ginnie Mae I Pool 4 .000 07/15/41 45,463
67,499 Ginnie Mae I Pool 4 .500 08/15/41 66,019
185,647 Ginnie Mae I Pool 4 .000 09/15/41 175,367
29,101 Ginnie Mae I Pool 4 .000 10/15/41 27,734
155,924 Ginnie Mae I Pool 3 .500 11/15/41 145,936
377,887 Ginnie Mae I Pool 4 .000 11/15/41 360,129
337,155 Ginnie Mae I Pool 3 .500 04/15/42 315,242
731,045 Ginnie Mae I Pool 3 .500 07/15/42 681,485
528,478 Ginnie Mae I Pool 3 .000 01/15/43 479,135
2,346,799 Ginnie Mae I Pool 3 .000 01/15/43 2,127,634
206,662 Ginnie Mae I Pool 3 .000 04/15/43 187,363
1,759 Ginnie Mae II Pool 4 .000 06/20/26 1,752
3,819 Ginnie Mae II Pool 3 .500 11/20/26 3,791
80,276 Ginnie Mae II Pool 2 .500 04/20/27 79,045
76,432 Ginnie Mae II Pool 2 .500 09/20/27 75,078
163,841 Ginnie Mae II Pool 3 .500 11/20/28 162,135
973 Ginnie Mae II Pool 8 .500 10/20/30 1,019
126 Ginnie Mae II Pool 7 .000 06/20/31 130
1,179,061 Ginnie Mae II Pool 3 .000 08/20/32 1,144,188
6,839 Ginnie Mae II Pool 5 .500 12/20/32 7,030
1,885 Ginnie Mae II Pool 5 .000 07/20/33 1,898
27,372 Ginnie Mae II Pool 6 .000 11/20/33 28,261
11,581 Ginnie Mae II Pool 5 .500 05/20/34 11,916
17,150 Ginnie Mae II Pool 6 .000 09/20/34 17,853
1,164 Ginnie Mae II Pool 5 .000 10/20/34 1,173
9,249 Ginnie Mae II Pool 5 .500 02/20/35 9,493
178,277 Ginnie Mae II Pool 5 .000 03/20/35 179,563
54,604 Ginnie Mae II Pool 5 .500 05/20/35 56,045
1,847 Ginnie Mae II Pool 5 .000 09/20/35 1,859
15,797 Ginnie Mae II Pool 5 .500 02/20/36 16,214
5,046 Ginnie Mae II Pool 5 .500 05/20/36 5,153
49,767 Ginnie Mae II Pool 5 .500 06/20/36 51,082
4,789 Ginnie Mae II Pool 6 .000 10/20/36 5,003
2,898 Ginnie Mae II Pool 6 .000 01/20/37 3,029
11,279 Ginnie Mae II Pool 6 .000 02/20/37 11,797
35,894 Ginnie Mae II Pool 6 .000 04/20/37 37,167

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 5,737 Ginnie Mae II Pool 6 .000% 08/20/37 $ 6,007
5,101 Ginnie Mae II Pool 6 .500 08/20/37 5,416
23,204 Ginnie Mae II Pool 6 .500 11/20/37 24,637
1,267 Ginnie Mae II Pool 5 .000 02/20/38 1,279
692 Ginnie Mae II Pool 5 .500 05/20/38 703
15,549 Ginnie Mae II Pool 6 .000 06/20/38 16,279
104,406 Ginnie Mae II Pool 5 .000 07/20/38 105,047
107,881 Ginnie Mae II Pool 5 .500 07/20/38 110,286
10,280 Ginnie Mae II Pool 6 .000 08/20/38 10,764
41,738 Ginnie Mae II Pool 6 .000 09/20/38 44,520
5,098 Ginnie Mae II Pool 6 .500 10/20/38 5,233
2,224 Ginnie Mae II Pool 6 .500 10/20/38 2,354
9,494 Ginnie Mae II Pool 6 .500 11/20/38 9,931
169,821 Ginnie Mae II Pool 4 .500 01/20/39 168,504
22,644 Ginnie Mae II Pool 6 .500 01/20/39 24,797
2,243 Ginnie Mae II Pool 4 .500 03/20/39 2,226
43,705 Ginnie Mae II Pool 5 .500 03/20/39 45,291
1,529 Ginnie Mae II Pool 5 .000 04/20/39 1,548
7,935 Ginnie Mae II Pool 4 .000 05/20/39 7,595
20,012 Ginnie Mae II Pool 4 .500 05/20/39 19,857
470,647 Ginnie Mae II Pool 5 .000 05/20/39 474,995
4,564 Ginnie Mae II Pool 4 .000 06/20/39 4,335
2,998 Ginnie Mae II Pool 5 .000 06/20/39 3,035
43,185 Ginnie Mae II Pool 4 .500 07/20/39 42,850
40,167 Ginnie Mae II Pool 5 .000 07/20/39 40,661
4,692 Ginnie Mae II Pool 5 .500 07/20/39 4,816
13,226 Ginnie Mae II Pool 4 .000 08/20/39 12,553
10,489 Ginnie Mae II Pool 5 .000 08/20/39 10,618
13,921 Ginnie Mae II Pool 5 .000 09/20/39 14,276
4,420 Ginnie Mae II Pool 4 .500 10/20/39 4,386
6,506 Ginnie Mae II Pool 4 .500 11/20/39 6,455
7,872 Ginnie Mae II Pool 5 .000 11/20/39 7,969
6,562 Ginnie Mae II Pool 4 .500 12/20/39 6,511
248,162 Ginnie Mae II Pool 5 .000 12/20/39 251,212
215,106 Ginnie Mae II Pool 4 .500 01/20/40 213,437
3,785 Ginnie Mae II Pool 5 .500 01/20/40 3,885
8,727 Ginnie Mae II Pool 4 .500 04/20/40 8,659
1,820 Ginnie Mae II Pool 4 .500 05/20/40 1,806
66,711 (d) Ginnie Mae II Pool, (DGS1 + 1.500%) 4 .875 05/20/40 67,810
45,625 Ginnie Mae II Pool 5 .000 06/20/40 46,298
309,080 Ginnie Mae II Pool 4 .500 07/20/40 306,681
9,304 Ginnie Mae II Pool 5 .000 07/20/40 9,418
22,711 Ginnie Mae II Pool 4 .500 08/20/40 22,535
20,316 Ginnie Mae II Pool 4 .500 09/20/40 20,146
6,913 Ginnie Mae II Pool 5 .500 09/20/40 7,096
5,925 Ginnie Mae II Pool 6 .500 09/20/40 6,130
14,782 Ginnie Mae II Pool 6 .000 10/20/40 15,430
263,493 Ginnie Mae II Pool 4 .000 11/20/40 251,968
117,044 Ginnie Mae II Pool 5 .500 12/20/40 120,140
716,015 Ginnie Mae II Pool 4 .000 01/20/41 684,696
196,651 Ginnie Mae II Pool 4 .500 02/20/41 195,125
219,994 Ginnie Mae II Pool 4 .500 04/20/41 218,287
50,032 Ginnie Mae II Pool 5 .000 04/20/41 50,265
14,493 (d) Ginnie Mae II Pool, (DGS1 + 1.500%) 4 .875 06/20/41 14,736
92,436 Ginnie Mae II Pool 4 .000 07/20/41 88,392
314,620 Ginnie Mae II Pool 4 .500 07/20/41 312,178
275,304 Ginnie Mae II Pool 5 .000 07/20/41 278,682
131,348 Ginnie Mae II Pool 5 .000 08/20/41 132,761
431,232 Ginnie Mae II Pool 4 .000 09/20/41 412,364
9,040 (d) Ginnie Mae II Pool, (DGS1 + 1.500%) 4 .625 09/20/41 9,186
549,030 Ginnie Mae II Pool 4 .000 10/20/41 525,009
19,260 (d) Ginnie Mae II Pool, (DGS1 + 1.500%) 4 .750 10/20/41 19,697

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 10,171 (d) Ginnie Mae II Pool, (DGS1 + 1.500%) 4 .750% 10/20/41 $ 10,403
76,384 Ginnie Mae II Pool 5 .500 10/20/41 78,403
721,183 Ginnie Mae II Pool 4 .500 11/20/41 715,584
328,260 Ginnie Mae II Pool 5 .000 11/20/41 332,094
73,795 Ginnie Mae II Pool 6 .000 11/20/41 77,261
394,780 Ginnie Mae II Pool 3 .500 01/20/42 369,766
46,914 (d) Ginnie Mae II Pool, (DGS1 + 1.500%) 5 .625 02/20/42 47,754
188,162 Ginnie Mae II Pool 3 .500 03/20/42 176,201
358,619 Ginnie Mae II Pool 4 .500 03/20/42 355,835
761,360 Ginnie Mae II Pool 3 .500 05/20/42 696,831
1,792,694 Ginnie Mae II Pool 3 .500 05/20/42 1,678,361
417,855 Ginnie Mae II Pool 4 .000 05/20/42 399,569
417,383 Ginnie Mae II Pool 3 .500 07/20/42 390,632
67,409 (d) Ginnie Mae II Pool, (DGS1 + 1.500%) 4 .625 07/20/42 68,507
553,815 Ginnie Mae II Pool 3 .000 08/20/42 507,115
740,407 Ginnie Mae II Pool 3 .500 08/20/42 681,380
1,760,588 Ginnie Mae II Pool 3 .500 08/20/42 1,647,567
357,540 Ginnie Mae II Pool 6 .000 08/20/42 374,349
712,438 Ginnie Mae II Pool 3 .500 10/20/42 666,554
826,072 Ginnie Mae II Pool 3 .000 11/20/42 753,183
824,723 Ginnie Mae II Pool 3 .000 12/20/42 732,439
973,216 Ginnie Mae II Pool 3 .000 12/20/42 886,942
722,687 Ginnie Mae II Pool 3 .000 01/20/43 658,326
1,238,936 Ginnie Mae II Pool 3 .000 02/20/43 1,128,599
957,739 Ginnie Mae II Pool 3 .000 02/20/43 864,439
225,654 Ginnie Mae II Pool 5 .000 04/20/43 228,426
487,891 Ginnie Mae II Pool 3 .000 05/20/43 443,633
745,772 Ginnie Mae II Pool 3 .000 06/20/43 677,812
1,858,580 Ginnie Mae II Pool 3 .500 06/20/43 1,701,055
1,625,055 Ginnie Mae II Pool 3 .000 07/20/43 1,475,624
768,782 Ginnie Mae II Pool 3 .500 07/20/43 718,797
3,140,080 Ginnie Mae II Pool 4 .500 08/20/43 3,086,657
1,060,223 Ginnie Mae II Pool 3 .500 09/20/43 990,734
341,196 Ginnie Mae II Pool 4 .000 09/20/43 325,694
4,437,004 Ginnie Mae II Pool 3 .500 10/20/43 4,146,189
2,035,548 Ginnie Mae II Pool 4 .000 10/20/43 1,942,224
190,489 Ginnie Mae II Pool 3 .500 11/20/43 177,984
363,298 Ginnie Mae II Pool 4 .000 11/20/43 346,492
351,425 Ginnie Mae II Pool 4 .500 12/20/43 344,361
390,262 Ginnie Mae II Pool 4 .500 01/20/44 382,540
458,081 Ginnie Mae II Pool 3 .500 02/20/44 427,629
621,772 Ginnie Mae II Pool 4 .000 02/20/44 592,504
617,248 Ginnie Mae II Pool 4 .000 05/20/44 587,684
652,593 Ginnie Mae II Pool 4 .000 06/20/44 621,336
1,656,663 Ginnie Mae II Pool 3 .500 07/20/44 1,543,787
5,187,057 Ginnie Mae II Pool 3 .500 10/20/44 4,832,021
545,635 Ginnie Mae II Pool 4 .500 10/20/44 533,547
1,198,620 Ginnie Mae II Pool 3 .500 11/20/44 1,116,328
1,499,861 Ginnie Mae II Pool 3 .000 12/20/44 1,351,411
2,792,874 Ginnie Mae II Pool 4 .000 12/20/44 2,653,344
3,745,599 Ginnie Mae II Pool 3 .500 02/20/45 3,488,099
2,242,423 Ginnie Mae II Pool 4 .000 03/20/45 2,130,430
1,526,781 Ginnie Mae II Pool 3 .000 04/20/45 1,373,280
3,271,049 Ginnie Mae II Pool 3 .000 06/20/45 2,939,133
7,480,433 Ginnie Mae II Pool 3 .000 07/20/45 6,720,989
2,552,416 Ginnie Mae II Pool 4 .000 10/20/45 2,437,505
4,289,721 Ginnie Mae II Pool 4 .000 11/20/45 4,068,801
1,936,964 Ginnie Mae II Pool 3 .000 12/20/45 1,739,798
1,712,267 Ginnie Mae II Pool 3 .500 12/20/45 1,591,441
9,189,969 Ginnie Mae II Pool 3 .000 03/20/46 8,253,572
3,220,567 Ginnie Mae II Pool 3 .000 04/20/46 2,892,073
1,947,339 Ginnie Mae II Pool 4 .000 04/20/46 1,845,881

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 8,656,731 Ginnie Mae II Pool 3 .000% 05/20/46 $ 7,773,299
5,315,843 Ginnie Mae II Pool 3 .500 05/20/46 4,947,111
1,970,950 Ginnie Mae II Pool 3 .000 06/20/46 1,769,603
1,198,410 Ginnie Mae II Pool 3 .500 06/20/46 1,114,662
1,495,166 Ginnie Mae II Pool 3 .000 07/20/46 1,342,344
2,572,667 Ginnie Mae II Pool 3 .500 08/20/46 2,391,555
1,446,162 Ginnie Mae II Pool 3 .000 09/20/46 1,298,197
5,943,221 Ginnie Mae II Pool 3 .500 09/20/46 5,518,700
2,844,907 Ginnie Mae II Pool 3 .000 10/20/46 2,552,836
1,573,805 Ginnie Mae II Pool 3 .000 12/20/46 1,412,615
9,806,901 Ginnie Mae II Pool 3 .000 01/20/47 8,797,124
1,118,280 Ginnie Mae II Pool 4 .000 01/20/47 1,055,511
2,401,868 Ginnie Mae II Pool 4 .000 04/20/47 2,264,823
2,576,192 Ginnie Mae II Pool 3 .500 05/20/47 2,382,831
1,304,569 Ginnie Mae II Pool 3 .500 06/20/47 1,205,843
1,663,853 Ginnie Mae II Pool 3 .000 07/20/47 1,490,932
2,944,003 Ginnie Mae II Pool 4 .500 07/20/47 2,902,995
3,112,445 Ginnie Mae II Pool 3 .000 08/20/47 2,788,049
3,469,525 Ginnie Mae II Pool 3 .500 08/20/47 3,205,880
6,153,588 Ginnie Mae II Pool 3 .000 09/20/47 5,507,959
7,807,192 Ginnie Mae II Pool 4 .000 09/20/47 7,359,281
5,558,445 Ginnie Mae II Pool 3 .500 11/20/47 5,134,333
6,279,467 Ginnie Mae II Pool 3 .500 12/20/47 5,824,282
2,615,141 Ginnie Mae II Pool 3 .500 01/20/48 2,415,085
3,262,564 Ginnie Mae II Pool 4 .000 05/20/48 3,083,385
2,417,040 Ginnie Mae II Pool 4 .000 06/20/48 2,278,324
5,623,056 Ginnie Mae II Pool 3 .500 07/20/48 5,192,304
2,533,824 Ginnie Mae II Pool 4 .000 08/20/48 2,387,651
1,708,774 Ginnie Mae II Pool 5 .000 08/20/48 1,705,538
1,614,011 Ginnie Mae II Pool 4 .500 09/20/48 1,571,602
1,376,950 Ginnie Mae II Pool 5 .000 10/20/48 1,377,241
1,127,899 Ginnie Mae II Pool 4 .500 11/20/48 1,102,669
4,160,791 Ginnie Mae II Pool 3 .500 12/20/48 3,842,055
2,587,309 Ginnie Mae II Pool 3 .500 04/20/49 2,369,959
8,774,944 Ginnie Mae II Pool 4 .500 04/20/49 8,569,700
2,689,135 Ginnie Mae II Pool 4 .000 05/20/49 2,525,409
1,701,806 Ginnie Mae II Pool 3 .500 06/20/49 1,552,915
3,888,988 Ginnie Mae II Pool 3 .500 09/20/49 3,564,635
2,782,748 Ginnie Mae II Pool 3 .500 11/20/49 2,535,936
22,372,689 Ginnie Mae II Pool 2 .500 12/20/49 19,045,430
41,694,221 Ginnie Mae II Pool 3 .000 02/20/50 37,024,133
5,967,704 Ginnie Mae II Pool 3 .500 02/20/50 5,469,856
8,455,057 Ginnie Mae II Pool 3 .500 04/20/50 7,748,376
8,182,747 Ginnie Mae II Pool 3 .000 05/20/50 7,265,982
4,128,231 Ginnie Mae II Pool 2 .000 08/20/50 3,363,541
8,323,783 Ginnie Mae II Pool 2 .500 08/20/50 7,087,123
13,404,088 Ginnie Mae II Pool 2 .500 10/20/50 11,406,951
35,667,193 Ginnie Mae II Pool 2 .000 11/20/50 29,060,937
18,775,305 Ginnie Mae II Pool 2 .500 12/20/50 15,973,957
20,874,800 Ginnie Mae II Pool 2 .000 01/20/51 17,004,450
5,177,746 Ginnie Mae II Pool 2 .500 01/20/51 4,404,740
18,562,569 Ginnie Mae II Pool 2 .000 02/20/51 15,130,183
3,557,212 Ginnie Mae II Pool 1 .500 04/20/51 2,749,975
14,725,857 Ginnie Mae II Pool 2 .000 04/20/51 11,997,165
21,888,211 Ginnie Mae II Pool 2 .500 04/20/51 18,610,016
12,580,642 Ginnie Mae II Pool 2 .500 05/20/51 10,698,255
10,758,483 Ginnie Mae II Pool 2 .000 06/20/51 8,763,210
3,024,468 Ginnie Mae II Pool 3 .000 06/20/51 2,678,247
59,834,154 Ginnie Mae II Pool 2 .500 07/20/51 50,860,447
5,430,158 Ginnie Mae II Pool 2 .000 08/20/51 4,423,026
22,629,299 Ginnie Mae II Pool 2 .500 08/20/51 19,235,384
6,790,516 Ginnie Mae II Pool 3 .000 08/20/51 6,013,732

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 23,365,364 Ginnie Mae II Pool 2 .500% 09/20/51 $ 19,861,008
9,374,562 Ginnie Mae II Pool 3 .000 09/20/51 8,302,186
2,017,944 Ginnie Mae II Pool 3 .000 10/20/51 1,786,948
109,744,291 Ginnie Mae II Pool 2 .000 11/20/51 89,406,177
1,961,340 Ginnie Mae II Pool 3 .500 11/20/51 1,792,036
15,207,468 Ginnie Mae II Pool 2 .000 12/20/51 12,386,736
9,588,510 Ginnie Mae II Pool 2 .500 12/20/51 8,150,366
13,743,607 Ginnie Mae II Pool 3 .000 12/20/51 12,161,825
3,670,019 Ginnie Mae II Pool 3 .500 01/20/52 3,351,158
11,453,515 Ginnie Mae II Pool 2 .500 02/20/52 9,735,642
18,356,193 Ginnie Mae II Pool 3 .500 02/20/52 16,764,094
8,325,805 Ginnie Mae II Pool 2 .000 04/20/52 6,781,517
14,717,385 Ginnie Mae II Pool 2 .500 04/20/52 12,509,936
4,177,090 Ginnie Mae II Pool 3 .000 04/20/52 3,696,074
14,640,888 Ginnie Mae II Pool 2 .000 05/20/52 11,925,251
12,431,367 Ginnie Mae II Pool 2 .500 05/20/52 10,566,791
7,280,701 Ginnie Mae II Pool 3 .000 05/20/52 6,442,285
7,902,457 Ginnie Mae II Pool 4 .000 05/20/52 7,383,131
9,413,639 Ginnie Mae II Pool 3 .000 06/20/52 8,329,614
7,926,044 Ginnie Mae II Pool 4 .000 06/20/52 7,405,563
2,749,790 Ginnie Mae II Pool 3 .000 07/20/52 2,433,635
2,748,023 Ginnie Mae II Pool 3 .500 07/20/52 2,506,705
3,968,987 Ginnie Mae II Pool 4 .500 07/20/52 3,827,832
3,967,822 Ginnie Mae II Pool 3 .500 08/20/52 3,623,684
8,136,102 Ginnie Mae II Pool 4 .000 08/20/52 7,602,231
5,821,566 Ginnie Mae II Pool 4 .500 08/20/52 5,619,288
3,884,251 Ginnie Mae II Pool 5 .000 08/20/52 3,836,412
1,431,902 Ginnie Mae II Pool 3 .500 09/20/52 1,305,712
9,245,689 Ginnie Mae II Pool 4 .000 09/20/52 8,640,910
34,298,786 Ginnie Mae II Pool 4 .500 09/20/52 33,114,075
3,910,445 Ginnie Mae II Pool 5 .000 09/20/52 3,862,282
7,044,005 Ginnie Mae II Pool 5 .500 09/20/52 7,119,998
6,368,567 Ginnie Mae II Pool 3 .500 10/20/52 5,814,184
12,424,853 Ginnie Mae II Pool 4 .000 10/20/52 11,634,504
1,828,238 Ginnie Mae II Pool 3 .500 11/20/52 1,669,664
4,119,656 Ginnie Mae II Pool 4 .500 11/20/52 3,975,687
17,387,000 Ginnie Mae II Pool 5 .000 11/20/52 17,166,607
7,548,411 Ginnie Mae II Pool 5 .500 11/20/52 7,629,847
4,648,851 Ginnie Mae II Pool 3 .500 12/20/52 4,243,498
974,156 Ginnie Mae II Pool 4 .000 12/20/52 914,294
2,143,721 Ginnie Mae II Pool 4 .500 12/20/52 2,067,700
6,496,768 Ginnie Mae II Pool 5 .500 12/20/52 6,560,464
3,573,558 Ginnie Mae II Pool 6 .000 12/20/52 3,652,763
5,482,092 Ginnie Mae II Pool 3 .500 01/20/53 5,001,342
2,396,853 Ginnie Mae II Pool 5 .000 01/20/53 2,365,603
5,292,794 Ginnie Mae II Pool 6 .000 01/20/53 5,376,559
3,069,937 Ginnie Mae II Pool 6 .500 01/20/53 3,165,391
4,745,642 Ginnie Mae II Pool 2 .500 02/20/53 4,067,657
4,106,408 Ginnie Mae II Pool 3 .000 02/20/53 3,640,385
1,723,539 Ginnie Mae II Pool 4 .000 02/20/53 1,609,620
1,389,095 Ginnie Mae II Pool 4 .500 02/20/53 1,338,396
5,011,552 Ginnie Mae II Pool 5 .000 02/20/53 4,944,408
4,500,057 Ginnie Mae II Pool 5 .500 02/20/53 4,530,846
2,649,671 Ginnie Mae II Pool 4 .500 03/20/53 2,552,963
11,991,579 Ginnie Mae II Pool 5 .000 03/20/53 11,841,328
4,457,817 Ginnie Mae II Pool 5 .500 03/20/53 4,487,002
2,338,919 Ginnie Mae II Pool 6 .000 03/20/53 2,389,692
8,458,724 Ginnie Mae II Pool 4 .000 04/20/53 7,898,751
1,974,853 Ginnie Mae II Pool 5 .000 04/20/53 1,951,122
2,080,710 Ginnie Mae II Pool 5 .500 04/20/53 2,094,332
1,462,569 Ginnie Mae II Pool 4 .500 05/20/53 1,407,824
17,914,092 Ginnie Mae II Pool 5 .000 05/20/53 17,654,756

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 2,918,279 Ginnie Mae II Pool 3 .500% 06/20/53 $ 2,671,888
14,626,119 Ginnie Mae II Pool 5 .500 06/20/53 14,717,564
3,355,009 Ginnie Mae II Pool 6 .500 06/20/53 3,455,649
10,373,480 Ginnie Mae II Pool 4 .500 07/20/53 9,972,370
7,355,719 Ginnie Mae II Pool 5 .000 07/20/53 7,243,942
10,698,241 Ginnie Mae II Pool 5 .500 07/20/53 10,767,233
6,048,471 Ginnie Mae II Pool 6 .000 07/20/53 6,172,814
10,944,870 Ginnie Mae II Pool 5 .500 08/20/53 11,003,612
2,001,039 Ginnie Mae II Pool 6 .000 08/20/53 2,041,716
1,174,840 Ginnie Mae II Pool 7 .000 08/20/53 1,217,062
4,598,007 Ginnie Mae II Pool 5 .000 09/20/53 4,523,176
8,308,848 Ginnie Mae II Pool 6 .000 09/20/53 8,477,749
5,099,346 Ginnie Mae II Pool 5 .000 10/20/53 5,031,796
9,941,008 Ginnie Mae II Pool 6 .000 11/20/53 10,138,512
6,802,462 Ginnie Mae II Pool 6 .500 11/20/53 6,992,827
2,766,556 Ginnie Mae II Pool 7 .000 11/20/53 2,859,215
2,809,972 Ginnie Mae II Pool 7 .000 12/20/53 2,913,507
3,561,777 Ginnie Mae II Pool 5 .500 01/20/54 3,577,381
5,264,914 Ginnie Mae II Pool 6 .000 01/20/54 5,365,063
7,247,926 Ginnie Mae II Pool 6 .500 01/20/54 7,454,513
2,960,015 Ginnie Mae II Pool 4 .500 02/20/54 2,837,326
8,331,658 Ginnie Mae II Pool 5 .000 02/20/54 8,208,456
5,225,689 Ginnie Mae II Pool 5 .500 02/20/54 5,248,070
2,040,182 Ginnie Mae II Pool 6 .000 02/20/54 2,078,990
1,669,327 Ginnie Mae II Pool 6 .500 02/20/54 1,717,180
3,531,047 Ginnie Mae II Pool 6 .000 03/20/54 3,596,227
4,916,257 Ginnie Mae II Pool 5 .000 04/20/54 4,831,436
2,794,002 Ginnie Mae II Pool 5 .500 04/20/54 2,803,771
5,367,011 Ginnie Mae II Pool 6 .000 04/20/54 5,463,008
2,946,695 Ginnie Mae II Pool 5 .000 05/20/54 2,896,460
15,833,921 Ginnie Mae II Pool 5 .500 05/20/54 15,884,612
2,510,794 Ginnie Mae II Pool 4 .500 06/20/54 2,408,273
8,268,831 Ginnie Mae II Pool 6 .000 06/20/54 8,414,492
3,273,887 Ginnie Mae II Pool 6 .500 06/20/54 3,365,505
5,281,888 Ginnie Mae II Pool 4 .500 07/20/54 5,059,689
4,218,263 Ginnie Mae II Pool 6 .000 07/20/54 4,289,312
6,407,154 Ginnie Mae II Pool 6 .500 07/20/54 6,586,456
20,613,722 Ginnie Mae II Pool 5 .500 08/20/54 20,663,504
11,735,625 Ginnie Mae II Pool 6 .000 08/20/54 11,925,382
16,203,372 Ginnie Mae II Pool 5 .500 09/20/54 16,246,586
14,060,959 Ginnie Mae II Pool 6 .000 09/20/54 14,279,527
10,385,309 Ginnie Mae II Pool 4 .500 10/20/54 9,945,187
5,009,398 Ginnie Mae II Pool 5 .000 10/20/54 4,923,738
5,889,543 Ginnie Mae II Pool 6 .500 10/20/54 6,054,360
11,916,147 Ginnie Mae II Pool 5 .000 11/20/54 11,712,382
7,805,844 Ginnie Mae II Pool 5 .500 11/20/54 7,822,056
2,620,093 Ginnie Mae II Pool 7 .000 11/20/54 2,706,163
20,229,157 Ginnie Mae II Pool 5 .000 12/20/54 19,883,241
1,982,603 Ginnie Mae II Pool 5 .500 12/20/54 1,986,416
4,835,199 Ginnie Mae II Pool 6 .500 12/20/54 4,970,511
5,219,928 Ginnie Mae II Pool 4 .500 01/20/55 4,998,689
5,151,242 Ginnie Mae II Pool 5 .000 05/20/55 5,062,349
10,027,367 Ginnie Mae II Pool 5 .500 05/20/55 10,046,644
9,863,381 Ginnie Mae II Pool 6 .000 05/20/55 10,017,377
5,090,000 Ginnie Mae II Pool 5 .000 06/20/55 5,002,164
9,975,000 Ginnie Mae II Pool 5 .500 06/20/55 9,994,176
4,915,000 Ginnie Mae II Pool 6 .000 07/20/55 4,989,275
5,912,079 Government National Mortgage Association (GNMA) 2 .500 11/20/51 5,025,364
5,690,437 Government National Mortgage Association (GNMA) 3 .000 11/20/51 5,035,526
TOTAL MORTGAGE BACKED 6,079,230,714
MUNICIPAL BONDS - 0.6%
200,000 Alabama Economic Settlement Authority 4 .263 09/15/32 197,087

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 80,000 Alabama Federal Aid Highway Finance Authority 2 .650% 09/01/37 $ 63,644
300,000 American Municipal Power, Inc 7 .834 02/15/41 356,513
445,000 American Municipal Power, Inc 6 .270 02/15/50 457,907
1,165,000 American Municipal Power, Inc 8 .084 02/15/50 1,479,213
490,000 Bay Area Toll Authority 6 .918 04/01/40 547,389
2,000,000 Bay Area Toll Authority 6 .263 04/01/49 2,105,629
755,000 Bay Area Toll Authority 3 .126 04/01/55 492,984
200,000 Board of Regents of the University of Texas System 3 .852 08/15/46 160,712
700,000 Board of Regents of the University of Texas System 4 .794 08/15/46 649,407
750,000 Board of Regents of the University of Texas System 2 .439 08/15/49 449,161
500,000 California Earthquake Authority 5 .603 07/01/27 505,464
100,000 California Health Facilities Financing Authority 4 .190 06/01/37 93,715
100,000 California Health Facilities Financing Authority 4 .353 06/01/41 90,783
200,000 California Institute of Technology 4 .321 08/01/45 171,458
750,000 California Institute of Technology 3 .650 09/01/19 471,857
200,000 California State University 3 .899 11/01/47 163,933
1,000,000 California State University 2 .897 11/01/51 693,794
750,000 California State University 2 .975 11/01/51 502,727
950,000 California State University 2 .939 11/01/52 632,137
2,000,000 California State University 5 .183 11/01/53 1,904,768
720,000 Central Puget Sound Regional Transit Authority 5 .491 11/01/39 734,339
1,665,000 Charlotte-Mecklenburg Hospital Authority 3 .204 01/15/51 1,131,674
2,250,000 Chicago O'Hare International Airport 6 .395 01/01/40 2,482,776
200,000 Chicago O'Hare International Airport 4 .472 01/01/49 173,980
200,000 Chicago O'Hare International Airport 4 .572 01/01/54 173,865
680,000 City of Atlanta GA Water & Wastewater Revenue 2 .257 11/01/35 558,762
690,000 City of Houston TX 3 .961 03/01/47 574,972
140,000 City of Los Angeles Department of Airports Customer Facility Charge Revenue 4 .242 05/15/48 118,797
1,000,000 City of New York NY 4 .610 09/01/37 972,198
1,000,000 City of New York NY 5 .264 10/01/44 970,680
210,000 City of New York NY 6 .291 02/01/45 220,233
755,000 City of New York NY 5 .094 10/01/49 713,402
345,000 City of New York NY 5 .263 10/01/52 332,304
1,440,000 City of New York NY 5 .828 10/01/53 1,486,027
1,000,000 City of New York NY 5 .114 10/01/54 942,409
1,000,000 City of New York NY 5 .935 02/01/55 1,041,763
245,000 City of New York NY 6 .385 02/01/55 254,958
1,000,000 City of Riverside CA 3 .857 06/01/45 853,564
750,000 City of San Antonio TX Electric & Gas Systems Revenue 5 .808 02/01/41 758,229
875,000 City of Tucson AZ 2 .856 07/01/47 627,929
200,000 Commonwealth Financing Authority 4 .014 06/01/33 192,732
100,000 Commonwealth Financing Authority 3 .864 06/01/38 90,531
100,000 Commonwealth Financing Authority 4 .144 06/01/38 92,319
645,000 Commonwealth Financing Authority 3 .807 06/01/41 541,528
825,000 Commonwealth Financing Authority 2 .991 06/01/42 609,661
1,000,000 Commonwealth of Massachusetts 3 .769 07/15/29 993,120
330,536 Commonwealth of Massachusetts 4 .110 07/15/31 329,843
100,000 Commonwealth of Massachusetts 3 .277 06/01/46 78,328
750,000 Commonwealth of Massachusetts 2 .900 09/01/49 504,340
500,000 Commonwealth of Massachusetts Transportation Fund Revenue 5 .731 06/01/40 513,089
130,000 County of Broward FL Airport System Revenue 3 .477 10/01/43 105,290
200,000 County of Clark Department of Aviation 6 .820 07/01/45 223,046
135,000 County of Miami-Dade FL Aviation Revenue 4 .280 10/01/41 120,810
510,000 County of Miami-Dade Seaport Department 6 .224 11/01/55 525,935
1,000,000 County of Riverside CA 3 .818 02/15/38 920,432
1,485,000 Dallas Area Rapid Transit 2 .613 12/01/48 979,926
750,000 Dallas Area Rapid Transit 5 .022 12/01/48 677,917
250,000 Dallas Fort Worth International Airport 2 .994 11/01/38 211,144
235,000 Dallas Fort Worth International Airport 3 .089 11/01/40 187,609
100,000 Dallas Fort Worth International Airport 3 .144 11/01/45 74,933
255,000 Dallas Fort Worth International Airport 2 .843 11/01/46 181,152
210,000 Dallas Fort Worth International Airport 2 .919 11/01/50 145,453

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 235,000 Dallas Fort Worth International Airport 4 .087% 11/01/51 $ 192,092
445,000 Dallas Fort Worth International Airport 4 .507 11/01/51 384,273
350,000 Denver City & County School District No 4 .242 12/15/37 327,852
445,000 District of Columbia Water & Sewer Authority 4 .814 10/01/14 380,008
500,000 Duke University 2 .682 10/01/44 353,363
115,000 Duke University 3 .299 10/01/46 81,807
500,000 Duke University 2 .757 10/01/50 316,818
500,000 Duke University 2 .832 10/01/55 305,136
190,000 Empire State Development Corp 3 .900 03/15/33 188,208
810,000 Empire State Development Corp 3 .900 03/15/33 776,527
360,000 Foothill-Eastern Transportation Corridor Agency 4 .094 01/15/49 288,915
300,000 Foothill-Eastern Transportation Corridor Agency 3 .924 01/15/53 230,292
300,000 George Washington University 4 .300 09/15/44 254,276
200,000 George Washington University 4 .868 09/15/45 180,383
375,000 George Washington University 4 .126 09/15/48 302,320
1,000,000 Golden State Tobacco Securitization Corp 3 .487 06/01/36 834,632
1,500,000 Golden State Tobacco Securitization Corp 3 .115 06/01/38 1,208,380
430,000 Golden State Tobacco Securitization Corp 3 .714 06/01/41 329,230
460,000 Golden State Tobacco Securitization Corp 3 .850 06/01/50 418,804
1,000,000 Golden State Tobacco Securitization Corp 4 .214 06/01/50 721,114
970,000 Grand Parkway Transportation Corp 3 .236 10/01/52 662,680
200,000 Health & Educational Facilities Authority of the State of Missouri 3 .651 01/15/46 158,422
200,000 Health & Educational Facilities Authority of the State of Missouri 3 .086 09/15/51 135,235
200,000 Health & Educational Facilities Authority of the State of Missouri 3 .652 08/15/57 146,569
1,500,000 Idaho Energy Resources Authority 2 .861 09/01/46 1,033,118
500,000 Illinois State Toll Highway Authority 6 .184 01/01/34 536,122
385,000 Indiana Finance Authority 3 .051 01/01/51 274,465
770,000 JobsOhio Beverage System 2 .833 01/01/38 634,417
1,500,000 Kansas Development Finance Authority 2 .774 05/01/51 1,008,337
240,000 Los Angeles Community College District 6 .750 08/01/49 268,561
1,500,000 Los Angeles Department of Water & Power 6 .574 07/01/45 1,577,651
691,578 Louisiana Local Government Environmental Facilities & Community Development Auth 5 .081 06/01/31 701,633
1,000,000 Louisiana Local Government Environmental Facilities & Community Development Auth 4 .145 02/01/33 989,989
1,000,000 Louisiana Local Government Environmental Facilities & Community Development Auth 5 .048 12/01/34 1,023,280
1,000,000 Louisiana Local Government Environmental Facilities & Community Development Auth 4 .275 02/01/36 973,220
830,000 Louisiana Local Government Environmental Facilities & Community Development Auth 4 .475 08/01/39 788,756
1,000,000 Louisiana Local Government Environmental Facilities & Community Development Auth 5 .198 12/01/39 1,006,201
765,000 Maryland Economic Development Corp 5 .433 05/31/56 729,197
940,000 Maryland Economic Development Corp 5 .942 05/31/57 933,350
1,000,000 Maryland Health & Higher Educational Facilities Authority 3 .052 07/01/40 761,986
1,000,000 Maryland Health & Higher Educational Facilities Authority 3 .197 07/01/50 663,117
1,000,000 Massachusetts School Building Authority 1 .753 08/15/30 906,641
100,000 Massachusetts School Building Authority 5 .715 08/15/39 103,471
500,000 Massachusetts School Building Authority 3 .395 10/15/40 422,566
200,000 Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd 4 .053 07/01/26 199,181
100,000 Metropolitan Government of Nashville & Davidson County Convention Center Auth 6 .731 07/01/43 107,155
940,000 Metropolitan Transportation Authority 6 .648 11/15/39 1,009,753
1,010,000 Metropolitan Transportation Authority 7 .336 11/15/39 1,192,813
25,000 Metropolitan Transportation Authority 5 .175 11/15/49 22,420
460,000 Metropolitan Water Reclamation District of Greater Chicago 5 .720 12/01/38 475,955
350,000 Michigan Finance Authority 3 .384 12/01/40 286,552
235,000 Michigan State University 4 .496 08/15/48 208,114
1,000,000 Michigan State University 4 .165 08/15/22 720,961
770,000 Michigan Strategic Fund 3 .225 09/01/47 572,272
500,000 Missouri Highway & Transportation Commission 5 .445 05/01/33 512,091
232,000 Municipal Electric Authority of Georgia 6 .637 04/01/57 250,785
462,000 Municipal Electric Authority of Georgia 6 .655 04/01/57 493,589
947,000 New Jersey Economic Development Authority 7 .425 02/15/29 1,000,628
1,335,000 New Jersey Turnpike Authority 7 .414 01/01/40 1,596,786
1,000,000 New Jersey Turnpike Authority 7 .102 01/01/41 1,146,419
2,385,000 New York City Municipal Water Finance Authority 5 .440 06/15/43 2,332,525
2,000,000 New York City Transitional Finance Authority 4 .375 05/01/37 1,889,641

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 1,000,000 New York State Dormitory Authority 5 .228% 07/01/35 $ 1,020,793
130,000 New York State Dormitory Authority 5 .628 03/15/39 133,799
545,000 New York State Dormitory Authority 5 .600 03/15/40 554,817
200,000 New York State Dormitory Authority 4 .946 08/01/48 173,435
1,000,000 New York State Dormitory Authority 5 .832 07/01/55 1,046,181
1,000,000 North Texas Tollway Authority 6 .718 01/01/49 1,101,946
605,000 Ohio Turnpike & Infrastructure Commission 3 .216 02/15/48 438,412
559,245 Oklahoma Development Finance Authority 3 .877 05/01/37 547,869
500,000 Oklahoma Development Finance Authority 4 .623 06/01/44 480,151
750,000 Oklahoma Development Finance Authority 4 .380 11/01/45 708,040
250,000 Oklahoma Development Finance Authority 4 .714 05/01/52 235,970
308,897 Oregon School Boards Association 4 .759 06/30/28 304,853
250,000 Oregon School Boards Association 5 .680 06/30/28 250,668
1,000,000 Oregon State University 3 .424 03/01/60 693,065
2,500,000 Pennsylvania Economic Development Financing Authority 5 .689 06/01/54 2,466,111
500,000 Pennsylvania State University 2 .790 09/01/43 369,853
205,000 Pennsylvania State University 2 .840 09/01/50 134,696
300,000 Permanent University Fund-Texas A&M University System 3 .660 07/01/47 241,289
200,000 Permanent University Fund-University of Texas System 3 .376 07/01/47 151,228
1,215,000 Port Authority of New York & New Jersey 6 .040 12/01/29 1,304,288
500,000 Port Authority of New York & New Jersey 5 .647 11/01/40 521,241
300,000 Port Authority of New York & New Jersey 4 .823 06/01/45 267,973
1,000,000 Port Authority of New York & New Jersey 5 .310 08/01/46 973,832
200,000 Port Authority of New York & New Jersey 4 .031 09/01/48 163,735
900,000 Port Authority of New York & New Jersey 3 .139 02/15/51 644,349
400,000 Port Authority of New York & New Jersey 4 .229 10/15/57 330,338
1,600,000 Port Authority of New York & New Jersey 3 .175 07/15/60 1,037,334
2,200,000 Port Authority of New York & New Jersey 4 .810 10/15/65 1,975,957
250,000 Port Authority of New York & New Jersey 3 .287 08/01/69 159,747
1,000,000 Port of Morrow OR 2 .543 09/01/40 754,693
1,000,000 Regents of the University of California Medical Center Pooled Revenue 4 .132 05/15/32 981,847
750,000 Regents of the University of California Medical Center Pooled Revenue 3 .006 05/15/50 484,147
1,500,000 Regents of the University of California Medical Center Pooled Revenue 4 .563 05/15/53 1,268,772
750,000 Regents of the University of California Medical Center Pooled Revenue 3 .256 05/15/60 474,057
750,000 Regents of the University of California Medical Center Pooled Revenue 3 .706 05/15/20 463,066
500,000 Rutgers The State University of New Jersey 3 .270 05/01/43 396,441
500,000 Rutgers The State University of New Jersey 3 .915 05/01/19 332,161
180,000 Sales Tax Securitization Corp 4 .637 01/01/40 170,393
1,125,000 Sales Tax Securitization Corp 3 .238 01/01/42 905,910
200,000 Sales Tax Securitization Corp 3 .587 01/01/43 166,501
1,000,000 Sales Tax Securitization Corp 3 .820 01/01/48 793,610
200,000 Sales Tax Securitization Corp 4 .787 01/01/48 182,154
100,000 Salt River Project Agricultural Improvement & Power District 4 .839 01/01/41 93,682
500,000 San Diego County Water Authority 6 .138 05/01/49 513,251
920,000 San Francisco City & County Public Utilities Commission Wastewater Revenue 4 .655 10/01/27 933,195
1,000,000 San Joaquin Hills Transportation Corridor Agency 3 .492 01/15/50 742,406
100,000 San Jose Redevelopment Agency Successor Agency 3 .375 08/01/34 92,499
750,000 State Board of Administration Finance Corp 1 .258 07/01/25 750,000
750,000 State Board of Administration Finance Corp 1 .705 07/01/27 714,679
400,000 State Board of Administration Finance Corp 2 .154 07/01/30 358,233
2,000,000 State Board of Administration Finance Corp 5 .526 07/01/34 2,054,854
200,000 State of California 3 .500 04/01/28 197,885
2,000,000 State of California 4 .875 09/01/30 2,070,608
1,000,000 State of California 5 .750 10/01/31 1,073,112
1,000,000 State of California 6 .000 03/01/33 1,088,117
70,000 State of California 4 .500 04/01/33 71,013
230,000 State of California 4 .500 04/01/33 228,564
250,000 State of California 7 .500 04/01/34 290,301
1,000,000 State of California 5 .125 03/01/38 994,255
225,000 State of California 4 .600 04/01/38 228,836
1,285,000 State of California 7 .550 04/01/39 1,541,575
3,400,000 State of California 7 .300 10/01/39 3,935,791

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 2,740,000 State of California 7 .625% 03/01/40 $ 3,282,553
1,500,000 State of California 7 .600 11/01/40 1,810,480
595,000 State of California 5 .200 03/01/43 569,069
620,000 State of Connecticut 5 .850 03/15/32 665,645
5,191,667 State of Illinois 5 .100 06/01/33 5,211,651
996,154 State of Illinois 6 .725 04/01/35 1,054,129
46,911 State of Oregon 5 .892 06/01/27 48,044
600,000 State of Texas 4 .631 04/01/33 602,567
50,000 State of Texas 5 .517 04/01/39 51,515
1,000,000 State of Texas 4 .681 04/01/40 965,115
98,408 State of Utah 3 .539 07/01/25 98,408
200,000 State of Wisconsin 3 .154 05/01/27 197,389
200,000 State of Wisconsin 3 .954 05/01/36 185,873
604,000 State Public School Building Authority 5 .000 09/15/27 610,625
100,000 Sumter Landing Community Development District 4 .172 10/01/47 86,929
882,671 Texas Natural Gas Securitization Finance Corp 5 .102 04/01/35 903,295
2,285,000 Texas Natural Gas Securitization Finance Corp 5 .169 04/01/41 2,310,034
430,000 Texas Private Activity Bond Surface Transportation Corp 3 .922 12/31/49 336,027
150,000 Texas Transportation Commission State Highway Fund 5 .028 04/01/26 150,841
1,190,000 Texas Transportation Commission State Highway Fund 5 .178 04/01/30 1,213,362
100,000 The Ohio State University 4 .910 06/01/40 97,432
220,000 Trustees of Princeton University 5 .700 03/01/39 235,450
1,000,000 Trustees of the University of Pennsylvania 2 .396 10/01/50 573,299
100,000 Trustees of the University of Pennsylvania 4 .674 09/01/12 82,040
500,000 Trustees of the University of Pennsylvania 3 .610 02/15/19 319,579
205,000 United Nations Development Corp 6 .536 08/01/55 214,387
200,000 University of California 3 .063 07/01/25 200,000
1,000,000 University of California 1 .316 05/15/27 954,572
500,000 University of California 3 .349 07/01/29 489,982
1,000,000 University of California 1 .614 05/15/30 893,794
200,000 University of California 3 .931 05/15/45 180,433
200,000 University of California 4 .131 05/15/45 177,210
1,500,000 University of California 3 .071 05/15/51 993,832
860,000 University of California 4 .858 05/15/12 714,425
200,000 University of California 4 .767 05/15/15 163,298
500,000 University of Chicago 2 .761 04/01/45 385,886
300,000 University of Chicago 4 .003 10/01/53 236,855
750,000 University of Michigan 2 .437 04/01/40 557,242
1,000,000 University of Michigan 3 .599 04/01/47 826,907
500,000 University of Michigan 2 .562 04/01/50 309,231
750,000 University of Michigan 3 .504 04/01/52 553,039
500,000 University of Michigan 3 .504 04/01/52 368,692
750,000 University of Michigan 4 .454 04/01/22 589,253
1,500,000 University of Minnesota 4 .048 04/01/52 1,210,357
500,000 University of Nebraska Facilities Corp 3 .037 10/01/49 354,610
300,000 University of Southern California 3 .028 10/01/39 240,189
200,000 University of Southern California 3 .841 10/01/47 157,616
500,000 University of Southern California 2 .805 10/01/50 314,800
200,000 University of Southern California 5 .250 10/01/11 184,953
1,000,000 University of Virginia 2 .256 09/01/50 570,273
1,600,000 University of Virginia 2 .584 11/01/51 970,253
500,000 University of Virginia 3 .227 09/01/19 287,947
TOTAL MUNICIPAL BONDS 152,683,300
U.S. TREASURY SECURITIES - 43.5%
95,000,000 United States Treasury Note 4 .250 11/30/26 95,489,844
55,000,000 United States Treasury Note 4 .250 12/31/26 55,320,117
10,000,000 United States Treasury Note 4 .125 01/31/27 10,045,703
75,000,000 United States Treasury Note 3 .875 03/31/27 75,117,188
1,000,000 United States Treasury Note 3 .750 04/30/27 999,844
50,000,000 United States Treasury Note 3 .750 06/30/27 50,031,250
15,000,000 United States Treasury Note 3 .875 10/15/27 15,052,148
65,000,000 United States Treasury Note 4 .125 11/15/27 65,601,758

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 10,000,000 United States Treasury Note 3 .750% 04/15/28 $ 10,012,500
98,000,000 United States Treasury Note 3 .750 05/15/28 98,145,469
20,000,000 United States Treasury Note 3 .875 06/15/28 20,106,250
80,500,000 United States Treasury Note 4 .125 10/31/29 81,650,899
110,500,000 United States Treasury Note 4 .125 11/30/29 112,122,969
40,000,000 United States Treasury Note 4 .375 12/31/29 40,992,188
27,000,000 United States Treasury Note 4 .250 01/31/30 27,532,617
7,200,000 United States Treasury Note 4 .000 03/31/30 7,266,938
47,750,000 United States Treasury Note 3 .875 04/30/30 47,936,523
190,000,000 United States Treasury Note 4 .125 05/31/30 191,840,625
30,000,000 United States Treasury Note 3 .875 06/30/30 30,114,844
62,000,000 United States Treasury Note 4 .125 11/30/31 62,627,266
48,000,000 United States Treasury Note 4 .500 12/31/31 49,492,500
60,000,000 United States Treasury Note 4 .375 01/31/32 61,422,656
20,000,000 United States Treasury Note 4 .125 02/29/32 20,182,812
7,000,000 United States Treasury Note 4 .125 03/31/32 7,062,070
5,000,000 United States Treasury Note 4 .000 04/30/32 5,006,250
100,000,000 United States Treasury Note 4 .125 05/31/32 100,843,750
70,000,000 United States Treasury Note 4 .125 06/30/32 70,054,688
9,000,000 United States Treasury Note 4 .250 11/15/34 9,029,531
137,500,000 United States Treasury Note 4 .250 05/15/35 137,714,844
2,500,000 United States Treasury Note 4 .625 11/15/44 2,447,266
30,500,000 United States Treasury Note 4 .750 02/15/45 30,337,969
101,000,000 United States Treasury Note 5 .000 05/15/45 103,745,938
3,250,000 United States Treasury Note 4 .500 11/15/54 3,097,148
35,950,000 United States Treasury Note 4 .625 02/15/55 34,995,078
95,000,000 United States Treasury Note 4 .750 05/15/55 94,465,625
30,000,000 United States Treasury Note/Bond 0 .750 04/30/26 29,187,012
30,000,000 United States Treasury Note/Bond 1 .625 05/15/26 29,377,148
165,000,000 United States Treasury Note/Bond 0 .750 05/31/26 160,140,235
10,000,000 United States Treasury Note/Bond 4 .875 05/31/26 10,071,484
10,000,000 United States Treasury Note/Bond 4 .125 06/15/26 10,012,305
135,000,000 United States Treasury Note/Bond 0 .875 06/30/26 130,891,992
27,500,000 United States Treasury Note/Bond 4 .625 06/30/26 27,661,133
25,000,000 United States Treasury Note/Bond 4 .500 07/15/26 25,131,592
85,000,000 United States Treasury Note/Bond 0 .625 07/31/26 82,001,758
115,000,000 United States Treasury Note/Bond 0 .750 08/31/26 110,835,742
31,500,000 United States Treasury Note/Bond 4 .625 09/15/26 31,753,477
60,000,000 United States Treasury Note/Bond 0 .875 09/30/26 57,796,875
71,000,000 United States Treasury Note/Bond 1 .625 09/30/26 69,041,953
35,000,000 United States Treasury Note/Bond 3 .500 09/30/26 34,819,531
170,000,000 United States Treasury Note/Bond 1 .125 10/31/26 163,937,110
10,000,000 United States Treasury Note/Bond 1 .625 10/31/26 9,708,984
30,000,000 United States Treasury Note/Bond 4 .625 11/15/26 30,290,625
115,000,000 United States Treasury Note/Bond 1 .250 11/30/26 110,885,156
30,000,000 United States Treasury Note/Bond 4 .375 12/15/26 30,223,828
81,000,000 United States Treasury Note/Bond 1 .250 12/31/26 77,971,992
89,500,000 United States Treasury Note/Bond 1 .750 12/31/26 86,801,016
72,000,000 United States Treasury Note/Bond 1 .500 01/31/27 69,449,062
30,000,000 United States Treasury Note/Bond 4 .125 02/15/27 30,144,141
87,000,000 United States Treasury Note/Bond 1 .875 02/28/27 84,325,429
45,000,000 United States Treasury Note/Bond 4 .250 03/15/27 45,341,015
97,000,000 United States Treasury Note/Bond 2 .500 03/31/27 94,927,383
50,000,000 United States Treasury Note/Bond 4 .500 04/15/27 50,623,047
11,000,000 United States Treasury Note/Bond 2 .750 04/30/27 10,804,922
30,000,000 United States Treasury Note/Bond 4 .500 05/15/27 30,394,922
40,000,000 United States Treasury Note/Bond 2 .625 05/31/27 39,173,438
47,600,000 United States Treasury Note/Bond 4 .625 06/15/27 48,388,375
5,000,000 United States Treasury Note/Bond 0 .500 06/30/27 4,691,992
96,000,000 United States Treasury Note/Bond 3 .250 06/30/27 95,141,250
111,000,000 United States Treasury Note/Bond 2 .750 07/31/27 108,836,367
46,000,000 United States Treasury Note/Bond 2 .250 08/15/27 44,620,000

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 120,000,000 United States Treasury Note/Bond 3 .750% 08/15/27 $ 120,056,250
48,000,000 United States Treasury Note/Bond 3 .125 08/31/27 47,409,375
30,000,000 United States Treasury Note/Bond 3 .375 09/15/27 29,792,578
58,000,000 United States Treasury Note/Bond 4 .125 09/30/27 58,527,890
163,000,000 United States Treasury Note/Bond 4 .125 10/31/27 164,489,921
75,000,000 United States Treasury Note/Bond 0 .625 11/30/27 69,717,773
128,500,000 United States Treasury Note/Bond 3 .875 11/30/27 128,991,913
37,000,000 United States Treasury Note/Bond 3 .875 12/31/27 37,156,094
54,000,000 United States Treasury Note/Bond 3 .500 01/31/28 53,725,782
48,800,000 United States Treasury Note/Bond 2 .750 02/15/28 47,639,094
86,000,000 United States Treasury Note/Bond 4 .000 02/29/28 86,651,718
14,500,000 United States Treasury Note/Bond 3 .625 03/31/28 14,475,078
14,000,000 United States Treasury Note/Bond 3 .500 04/30/28 13,923,984
66,000,000 United States Treasury Note/Bond 2 .875 05/15/28 64,527,890
116,000,000 United States Treasury Note/Bond 3 .625 05/31/28 115,755,312
20,000,000 United States Treasury Note/Bond 1 .250 06/30/28 18,619,531
141,500,000 United States Treasury Note/Bond 4 .000 06/30/28 142,716,016
81,000,000 United States Treasury Note/Bond 4 .125 07/31/28 81,977,695
50,000,000 United States Treasury Note/Bond 1 .125 08/31/28 46,167,969
40,000,000 United States Treasury Note/Bond 4 .375 08/31/28 40,789,062
24,000,000 United States Treasury Note/Bond 4 .625 09/30/28 24,664,687
10,000,000 United States Treasury Note/Bond 1 .375 10/31/28 9,272,266
98,000,000 United States Treasury Note/Bond 4 .875 10/31/28 101,521,875
85,000,000 United States Treasury Note/Bond 3 .125 11/15/28 83,412,890
70,000,000 United States Treasury Note/Bond 1 .500 11/30/28 65,058,984
47,500,000 United States Treasury Note/Bond 4 .375 11/30/28 48,488,965
75,000,000 United States Treasury Note/Bond 3 .750 12/31/28 75,067,383
50,000,000 United States Treasury Note/Bond 1 .750 01/31/29 46,710,938
84,500,000 United States Treasury Note/Bond 4 .000 01/31/29 85,262,481
50,000,000 United States Treasury Note/Bond 2 .625 02/15/29 48,150,391
112,500,000 United States Treasury Note/Bond 4 .250 02/28/29 114,481,934
50,000,000 United States Treasury Note/Bond 2 .375 03/31/29 47,640,625
81,000,000 United States Treasury Note/Bond 4 .125 03/31/29 82,094,765
30,000,000 United States Treasury Note/Bond 2 .875 04/30/29 29,084,766
135,000,000 United States Treasury Note/Bond 4 .625 04/30/29 139,218,750
92,000,000 United States Treasury Note/Bond 2 .375 05/15/29 87,515,000
50,000,000 United States Treasury Note/Bond 2 .750 05/31/29 48,214,844
162,000,000 United States Treasury Note/Bond 4 .500 05/31/29 166,417,030
107,500,000 United States Treasury Note/Bond 4 .250 06/30/29 109,498,828
136,500,000 United States Treasury Note/Bond 4 .000 07/31/29 137,774,356
22,000,000 United States Treasury Note/Bond 1 .625 08/15/29 20,258,906
79,000,000 United States Treasury Note/Bond 3 .625 08/31/29 78,608,086
44,000,000 United States Treasury Note/Bond 3 .500 09/30/29 43,556,563
44,000,000 United States Treasury Note/Bond 4 .000 10/31/29 44,419,375
50,000,000 United States Treasury Note/Bond 3 .875 11/30/29 50,220,703
15,000,000 United States Treasury Note/Bond 3 .500 01/31/30 14,825,391
5,000,000 United States Treasury Note/Bond 4 .000 02/28/30 5,048,633
50,000,000 United States Treasury Note/Bond 3 .625 03/31/30 49,642,578
42,000,000 United States Treasury Note/Bond 3 .500 04/30/30 41,460,234
50,000,000 United States Treasury Note/Bond 0 .625 05/15/30 43,019,531
49,000,000 United States Treasury Note/Bond 3 .750 05/31/30 48,890,899
75,000,000 United States Treasury Note/Bond 3 .750 06/30/30 74,809,571
71,000,000 United States Treasury Note/Bond 4 .000 07/31/30 71,618,477
37,000,000 United States Treasury Note/Bond 0 .625 08/15/30 31,555,508
32,750,000 United States Treasury Note/Bond 4 .125 08/31/30 33,223,340
20,000,000 United States Treasury Note/Bond 4 .625 09/30/30 20,752,344
60,000,000 United States Treasury Note/Bond 4 .875 10/31/30 62,983,594
64,000,000 United States Treasury Note/Bond 0 .875 11/15/30 54,897,500
30,000,000 United States Treasury Note/Bond 4 .000 01/31/31 30,212,109
30,000,000 United States Treasury Note/Bond 1 .125 02/15/31 25,957,031
50,000,000 United States Treasury Note/Bond 4 .250 02/28/31 50,964,844
35,000,000 United States Treasury Note/Bond 4 .125 03/31/31 35,440,234

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 121,000,000 United States Treasury Note/Bond 1 .625% 05/15/31 $ 106,716,328
8,000,000 United States Treasury Note/Bond 4 .625 05/31/31 8,305,312
25,000,000 United States Treasury Note/Bond 4 .250 06/30/31 25,461,914
56,000,000 United States Treasury Note/Bond 4 .125 07/31/31 56,643,125
39,000,000 United States Treasury Note/Bond 1 .250 08/15/31 33,363,281
9,000,000 United States Treasury Note/Bond 3 .750 08/31/31 8,915,977
110,000,000 United States Treasury Note/Bond 3 .625 09/30/31 108,160,938
18,200,000 United States Treasury Note/Bond 1 .375 11/15/31 15,571,664
48,500,000 United States Treasury Note/Bond 1 .875 02/15/32 42,604,219
41,000,000 United States Treasury Note/Bond 2 .875 05/15/32 38,254,922
60,500,000 United States Treasury Note/Bond 2 .750 08/15/32 55,811,250
18,000,000 United States Treasury Note/Bond 4 .125 11/15/32 18,124,453
4,000,000 United States Treasury Note/Bond 3 .500 02/15/33 3,855,938
93,250,000 United States Treasury Note/Bond 3 .375 05/15/33 88,889,834
66,510,000 United States Treasury Note/Bond 3 .875 08/15/33 65,496,761
54,000,000 United States Treasury Note/Bond 4 .500 11/15/33 55,468,125
88,000,000 United States Treasury Note/Bond 4 .000 02/15/34 87,082,187
108,000,000 United States Treasury Note/Bond 4 .375 05/15/34 109,683,282
23,000,000 United States Treasury Note/Bond 3 .875 08/15/34 22,456,445
21,250,000 United States Treasury Note/Bond 4 .500 02/15/36 21,803,662
22,400,000 United States Treasury Note/Bond 5 .000 05/15/37 23,817,500
179,483,000 United States Treasury Note/Bond 3 .500 02/15/39 162,060,530
2,000,000 United States Treasury Note/Bond 4 .500 08/15/39 1,992,500
44,850,000 United States Treasury Note/Bond 4 .375 11/15/39 43,965,264
57,000,000 United States Treasury Note/Bond 1 .125 05/15/40 35,437,969
32,500,000 United States Treasury Note/Bond 1 .125 08/15/40 19,993,848
17,585,000 United States Treasury Note/Bond 3 .875 08/15/40 16,177,513
127,500,000 United States Treasury Note/Bond 1 .375 11/15/40 81,226,465
11,185,000 United States Treasury Note/Bond 4 .250 11/15/40 10,721,871
76,500,000 United States Treasury Note/Bond 1 .875 02/15/41 52,617,656
76,000,000 United States Treasury Note/Bond 2 .250 05/15/41 55,195,000
26,350,000 United States Treasury Note/Bond 4 .375 05/15/41 25,535,826
70,000,000 United States Treasury Note/Bond 1 .750 08/15/41 46,473,437
10,000,000 United States Treasury Note/Bond 3 .750 08/15/41 8,958,984
21,150,000 United States Treasury Note/Bond 2 .000 11/15/41 14,545,582
48,300,000 United States Treasury Note/Bond 3 .125 11/15/41 39,611,660
13,500,000 United States Treasury Note/Bond 2 .375 02/15/42 9,821,250
18,550,000 United States Treasury Note/Bond 3 .125 02/15/42 15,147,234
22,000,000 United States Treasury Note/Bond 3 .000 05/15/42 17,567,344
5,500,000 United States Treasury Note/Bond 3 .250 05/15/42 4,549,316
20,000,000 United States Treasury Note/Bond 2 .750 08/15/42 15,303,906
70,000,000 United States Treasury Note/Bond 3 .375 08/15/42 58,753,516
62,300,000 United States Treasury Note/Bond 4 .000 11/15/42 56,836,582
40,300,000 United States Treasury Note/Bond 3 .875 02/15/43 36,074,797
10,250,000 United States Treasury Note/Bond 2 .875 05/15/43 7,900,107
73,500,000 United States Treasury Note/Bond 3 .875 05/15/43 65,650,429
20,500,000 United States Treasury Note/Bond 4 .375 08/15/43 19,539,863
117,800,000 United States Treasury Note/Bond 4 .750 11/15/43 117,675,758
91,000,000 United States Treasury Note/Bond 4 .500 02/15/44 87,928,750
71,000,000 United States Treasury Note/Bond 4 .625 05/15/44 69,627,148
4,750,000 United States Treasury Note/Bond 4 .125 08/15/44 4,351,631
16,000,000 United States Treasury Note/Bond 2 .500 02/15/45 11,263,750
6,000,000 United States Treasury Note/Bond 2 .875 08/15/45 4,486,172
7,000,000 United States Treasury Note/Bond 2 .500 05/15/46 4,834,648
13,300,000 United States Treasury Note/Bond 2 .875 11/15/46 9,792,125
13,000,000 United States Treasury Note/Bond 3 .000 02/15/47 9,759,648
30,000,000 United States Treasury Note/Bond 2 .750 08/15/47 21,382,031
45,000,000 United States Treasury Note/Bond 2 .750 11/15/47 31,999,219
38,500,000 United States Treasury Note/Bond 3 .000 02/15/48 28,605,801
48,500,000 United States Treasury Note/Bond 3 .125 05/15/48 36,797,481
35,500,000 United States Treasury Note/Bond 3 .000 08/15/48 26,254,746
35,000,000 United States Treasury Note/Bond 3 .375 11/15/48 27,686,914

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 82,500,000 United States Treasury Note/Bond 3 .000% 02/15/49 $ 60,785,743
10,500,000 United States Treasury Note/Bond 2 .875 05/15/49 7,537,441
7,500,000 United States Treasury Note/Bond 2 .250 08/15/49 4,704,785
8,615,000 United States Treasury Note/Bond 2 .375 11/15/49 5,540,858
35,850,000 United States Treasury Note/Bond 1 .250 05/15/50 17,219,203
28,000,000 United States Treasury Note/Bond 1 .375 08/15/50 13,805,313
68,500,000 United States Treasury Note/Bond 1 .625 11/15/50 36,088,262
50,000,000 United States Treasury Note/Bond 1 .875 02/15/51 28,085,937
52,500,000 United States Treasury Note/Bond 2 .375 05/15/51 33,290,332
44,575,000 United States Treasury Note/Bond 2 .000 08/15/51 25,698,532
47,500,000 United States Treasury Note/Bond 1 .875 11/15/51 26,425,586
45,000,000 United States Treasury Note/Bond 2 .250 02/15/52 27,486,914
29,000,000 United States Treasury Note/Bond 2 .875 05/15/52 20,408,750
30,000,000 United States Treasury Note/Bond 3 .000 08/15/52 21,655,078
55,250,000 United States Treasury Note/Bond 4 .000 11/15/52 48,320,010
34,600,000 United States Treasury Note/Bond 3 .625 02/15/53 28,244,953
94,000,000 United States Treasury Note/Bond 3 .625 05/15/53 76,668,750
56,000,000 United States Treasury Note/Bond 4 .125 08/15/53 50,021,563
55,000,000 United States Treasury Note/Bond 4 .750 11/15/53 54,501,562
83,000,000 United States Treasury Note/Bond 4 .250 02/15/54 75,711,562
62,250,000 United States Treasury Note/Bond 4 .625 05/15/54 60,460,313
39,000,000 United States Treasury Note/Bond 4 .250 08/15/54 35,614,922
TOTAL U.S. TREASURY SECURITIES 10,937,203,247
TOTAL GOVERNMENT BONDS
(Cost $19,342,571,359) 17,999,895,576
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 2.4%
ASSET BACKED - 0.6%
475,000 Ally Auto Receivables Trust, Series 2024 1 4 .940 10/15/29 482,024
114,723 American Airlines Pass Through Trust, Series 2015 2 3 .600 09/22/27 111,613
119,134 American Airlines Pass Through Trust, Series 2016 1 3 .575 01/15/28 115,387
349,025 American Airlines Pass Through Trust, Series 2016 2 3 .200 06/15/28 334,531
493,590 American Airlines Pass Through Trust, Series 2016 3 3 .000 10/15/28 466,880
184,500 American Airlines Pass Through Trust, Series 2017 1 3 .650 02/15/29 178,351
546,533 American Airlines Pass Through Trust, Series 2020 A 3 .150 02/15/32 501,880
3,000,000 American Express Credit Account Master Trust, Series 2022 3 3 .750 08/15/27 2,997,029
1,500,000 American Express Credit Account Master Trust, Series 2023 1 4 .870 05/15/28 1,507,741
950,000 American Express Credit Account Master Trust, Series 2023 3 5 .230 09/15/28 960,762
950,000 American Express Credit Account Master Trust, Series 2024 3 4 .650 07/15/29 961,159
2,000,000 American Express Credit Account Master Trust, Series 2025 1 4 .560 12/15/29 2,025,147
500,000 American Express Credit Account Master Trust, Series 2025 2 4 .280 04/15/30 503,058
1,000,000 American Express Credit Account Master Trust, Series 2023 2 4 .800 05/15/30 1,020,844
500,000 American Express Credit Account Master Trust, Series 2023 4 5 .150 09/15/30 516,393
261,858 AmeriCredit Automobile Receivables Trust, Series 2021 2 1 .010 01/19/27 259,367
1,000,000 AmeriCredit Automobile Receivables Trust, Series 2023 2 5 .810 05/18/28 1,007,500
1,000,000 BA Credit Card Trust, Series 2023 A2 4 .980 11/15/28 1,010,578
2,210,000 BA Credit Card Trust, Series 2025 A1 4 .310 05/15/30 2,224,966
1,000,000 BMW Vehicle Lease Trust, Series 2023 2 5 .980 02/25/27 1,008,325
475,000 BMW Vehicle Lease Trust, Series 2024 2 4 .210 02/25/28 475,380
1,000,000 BMW Vehicle Owner Trust, Series 2023 A 5 .250 11/26/29 1,016,460
455,000 BMW Vehicle Owner Trust, Series 2024 A 5 .040 04/25/31 465,313
10,000,000 Cantor Commercial Real Estate Lending, Series 2019 CF1 3 .523 05/15/52 9,558,939
5,024,090 Cantor Commercial Real Estate Lending, Series 2019 CF1 3 .623 05/15/52 4,808,280
3,000,000 Capital One MExecution Trust, Series 2024 A1 3 .920 09/15/29 2,990,881
2,500,000 Capital One Multi-Asset Execution Trust, Series 2019 A3 2 .060 08/15/28 2,441,687
895,000 Capital One Prime Auto Receivables Trust, Series 2024 1 4 .620 07/16/29 900,657
500,000 Capital One Prime Auto Receivables Trust, Series 2024 1 4 .660 01/15/30 505,239
450,000 Carmax Auto Owner Trust, Series 2025 1 4 .950 08/15/30 459,360
121,625 CarMax Auto Owner Trust, Series 2022 1 1 .470 12/15/26 120,995
700,000 CarMax Auto Owner Trust, Series 2022 1 2 .200 11/15/27 686,838
750,000 CarMax Auto Owner Trust, Series 2023 4 6 .000 07/17/28 760,812

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 750,000 CarMax Auto Owner Trust, Series 2023 4 5 .960% 05/15/29 $ 775,085
1,000,000 CarMax Auto Owner Trust, Series 2024 1 4 .940 08/15/29 1,015,472
1,000,000 CarMax Auto Owner Trust, Series 2024 2 5 .510 11/15/29 1,027,322
1,000,000 CarMax Auto Owner Trust, Series 2024 4 4 .640 04/15/30 1,013,007
500,000 Carvana Auto Receivables Trust, Series 2022 P1 3 .000 02/10/28 489,147
1,000,000 Carvana Auto Receivables Trust, Series 2022 P1 3 .520 02/10/28 992,752
500,000 Carvana Auto Receivables Trust, Series 2022 P1 3 .300 04/10/28 488,311
1,000,000 Carvana Auto Receivables Trust, Series 2024 P3 4 .310 09/10/30 999,261
450,000 Carvana Auto Receivables Trust, Series 2024 P4 4 .740 12/10/30 455,030
1,000,000 Chase Issuance Trust, Series 2022 A1 3 .970 09/15/27 998,936
1,000,000 Chase Issuance Trust, Series 2023 A1 5 .160 09/15/28 1,011,557
1,500,000 Chase Issuance Trust, Series 2023 A2 5 .080 09/15/30 1,545,958
500,000 Citibank Credit Card Issuance Trust, Series 2023 A1 5 .230 12/08/27 501,511
3,000,000 Citibank Credit Card Issuance Trust, Series 2025 A1 4 .300 06/21/30 3,017,480
3,000,000 Citibank Credit Card Issuance Trust, Series 2025 A2 4 .490 06/21/32 3,021,470
822,018 CNH Equipment Trust, Series 2021 B 0 .700 05/17/27 815,722
221,383 CNH Equipment Trust, Series 2022 C 5 .150 04/17/28 222,459
555,000 CNH Equipment Trust, Series 2023 B 5 .460 03/17/31 570,272
575,000 CNH Equipment Trust, Series 2024 A 4 .800 07/15/31 584,237
1,000,000 CNH Equipment Trust, Series 2024 B 5 .230 11/17/31 1,028,048
1,000,000 CNH Equipment Trust, Series 2024 C 4 .120 03/15/32 1,003,816
910,000 CNH Equipment Trust, Series 2025 A 4 .540 09/15/32 921,883
475,000 Daimler Trucks Retail Trust, Series 2024 1 5 .560 07/15/31 485,443
73,214 Delta Air Lines Pass Through Trust, Series 2015 1 3 .625 07/30/27 71,828
210,309 Delta Air Lines Pass Through Trust, Series 2020 1 2 .000 06/10/28 197,951
1,500,000 Discover Card Execution Note Trust, Series 2022 A4 5 .030 10/15/27 1,502,224
1,500,000 Discover Card Execution Note Trust, Series 2023 A2 4 .930 06/15/28 1,509,160
1,500,000 Discover Card Execution Note Trust, Series 2021 A2 1 .030 09/15/28 1,443,216
1,181,234 Exeter Automobile Receivables Trust, Series 2022 1A 3 .020 06/15/28 1,170,384
1,000,000 Exeter Automobile Receivables Trust, Series 2025 1A 4 .670 08/15/28 1,001,332
759,373 FedEx Corp Pass Through Trust, Series 2020 1 1 .875 02/20/34 655,648
950,000 Ford Credit Auto Lease Trust, Series 2024 A 5 .050 06/15/27 956,501
455,000 Ford Credit Auto Lease Trust, Series 2025 A 4 .720 06/15/28 458,597
975,644 Ford Credit Auto Owner Trust, Series 2022 A 1 .560 05/15/27 966,249
1,000,000 Ford Credit Auto Owner Trust, Series 2022 A 1 .910 07/15/27 987,540
1,000,000 Ford Credit Auto Owner Trust, Series 2023 C 5 .490 05/15/29 1,024,241
1,000,000 Ford Credit Auto Owner Trust, Series 2024 A 5 .010 09/15/29 1,017,774
710,000 Ford Credit Auto Owner Trust, Series 2024 C 4 .110 07/15/30 710,006
500,000 Ford Credit Auto Owner Trust, Series 2024 D 4 .660 09/15/30 507,146
710,000 (c) Ford Credit Floorplan Master Owner Trust A, Series 2024 3 4 .300 09/15/29 711,120
975,000 (c) Ford Credit Floorplan Master Owner Trust A Series, Series 2024 1 5 .290 04/15/29 992,221
870,000 Gm Financial Automobile Leasing Trust, Series 2025 2 4 .640 04/20/29 877,137
1,000,000 GM Financial Automobile Leasing Trust, Series 2024 1 5 .090 02/22/28 1,005,994
710,000 GM Financial Consumer Automobile Receivables Trust, Series 2023 4 5 .780 08/16/28 718,198
1,000,000 GM Financial Consumer Automobile Receivables Trust, Series 2024 2 5 .100 03/16/29 1,008,868
1,000,000 GM Financial Consumer Automobile Receivables Trust, Series 2024 1 4 .860 06/18/29 1,011,727
450,000 GM Financial Consumer Automobile Receivables Trust, Series 2025 1 4 .730 08/16/30 457,268
850,000 GM Financial Securitized Term, Series 2022 1 1 .510 04/17/28 838,500
1,000,000 Harley-Davidson Motorcycle Trust, Series 2022 A 3 .260 01/15/30 992,359
1,000,000 Harley-Davidson Motorcycle Trust, Series 2024 A 5 .290 12/15/31 1,022,598
620,000 Harley-Davidson Motorcycle Trust, Series 2024 B 4 .280 04/15/32 621,233
1,000,000 Honda Auto Receivables Owner Trust, Series 2024 4 4 .330 05/15/29 1,002,313
500,000 Honda Auto Receivables Owner Trust, Series 2023 4 5 .660 02/21/30 511,727
1,500,000 Honda Auto Receivables Owner Trust, Series 2024 1 5 .170 05/15/30 1,522,983
795,000 Honda Auto Receivables Owner Trust, Series 2024 2 5 .210 07/18/30 810,945
475,000 Honda Auto Receivables Owner Trust, Series 2024 3 4 .510 11/21/30 478,232
1,000,000 Honda Auto Receivables Owner Trust, Series 2025 1 4 .640 05/21/31 1,013,071
1,000,000 Hyundai Auto Receivables Trust, Series 2023 B 5 .310 08/15/29 1,017,920
475,000 Hyundai Auto Receivables Trust, Series 2023 C 5 .550 12/17/29 487,930
380,000 Hyundai Auto Receivables Trust, Series 2024 B 4 .740 09/16/30 385,890
1,000,000 Hyundai Auto Receivables Trust, Series 2024 A 4 .920 01/15/31 1,018,173
1,000,000 Hyundai Auto Receivables Trust, Series 2025 A 4 .400 04/15/31 1,007,715

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 371,975 JetBlue Pass Through Trust, Series 2019 1 2 .750% 05/15/32 $ 325,518
705,534 JetBlue Pass Through Trust, Series 2020 1 4 .000 11/15/32 660,536
1,000,000 John Deere Owner Trust, Series 2023 B 5 .110 05/15/30 1,012,253
1,000,000 John Deere Owner Trust, Series 2023 C 5 .390 08/15/30 1,020,548
1,000,000 John Deere Owner Trust, Series 2024 B 5 .190 05/15/31 1,025,059
475,000 John Deere Owner Trust, Series 2024 C 4 .150 08/15/31 474,536
1,000,000 John Deere Owner Trust 2024, Series 2024 A 4 .910 02/18/31 1,017,011
750,000 John Deere Owner Trust 2025, Series 2025 A 4 .230 09/17/29 751,852
475,000 Mercedes-Benz Auto Lease Trust, Series 2024 A 5 .320 02/15/30 483,198
475,000 Mercedes-Benz Auto Lease Trust, Series 2024 B 4 .220 06/17/30 474,197
1,000,000 Mercedes-Benz Auto Receivables Trust, Series 2022 1 5 .250 02/15/29 1,010,082
450,000 Mercedes-Benz Auto Receivables Trust, Series 2025 1 4 .920 04/15/31 460,683
905,000 Mercedes-Benz Auto Receivables Trust, Series 2024 1 4 .790 07/15/31 918,994
1,000,000 Nissan Auto Lease Trust, Series 2024 A 4 .910 04/15/27 1,003,755
1,000,000 Nissan Auto Lease Trust, Series 2023 B 5 .610 11/15/27 1,003,167
1,000,000 Nissan Auto Lease Trust, Series 2025 A 4 .750 03/15/28 1,011,249
1,000,000 Nissan Auto Lease Trust, Series 2024 B 4 .960 08/15/28 1,012,165
940,000 Nissan Auto Receivables Owner Trust, Series 2024 A 5 .180 04/15/31 960,466
475,000 Nissan Auto Receivables Owner Trust, Series 2024 B 4 .350 09/15/31 478,337
178,581 Santander Drive Auto Receivables Trust, Series 2021 2 1 .350 07/15/27 178,329
342,035 Santander Drive Auto Receivables Trust, Series 2022 7 5 .950 01/17/28 343,037
864,137 Santander Drive Auto Receivables Trust, Series 2023 5 6 .020 09/15/28 867,701
1,000,000 Santander Drive Auto Receivables Trust, Series 2024 1 5 .230 12/15/28 1,005,833
1,715,000 Santander Drive Auto Receivables Trust, Series 2025 2 4 .670 08/15/29 1,727,559
500,000 Santander Drive Auto Receivables Trust, Series 2022 7 6 .690 03/17/31 511,284
1,000,000 Synchrony Card Funding LLC, Series 2023 A1 5 .540 07/15/29 1,011,424
955,000 Synchrony Card Funding LLC, Series 2024 A1 5 .040 03/15/30 967,692
1,230,000 Toyota Auto Receivables Owner, Series 2023 D 5 .490 03/15/29 1,264,946
388,254 Toyota Auto Receivables Owner Trust, Series 2021 B 0 .530 10/15/26 387,596
500,000 Toyota Auto Receivables Owner Trust, Series 2022 B 3 .110 08/16/27 495,726
1,145,000 Toyota Auto Receivables Owner Trust, Series 2024 B 5 .280 07/16/29 1,174,645
1,000,000 Toyota Auto Receivables Owner Trust, Series 2024 C 4 .830 11/15/29 1,016,119
700,000 Toyota Auto Receivables Owner Trust, Series 2024 D 4 .430 04/15/30 705,301
910,000 Toyota Auto Receivables Owner Trust, Series 2025 A 4 .760 05/15/30 925,945
131,330 Union Pacific Railroad Co Pass Through Trust, Series 2015 1 2 .695 05/12/27 126,292
143,537 United Airlines Pass Through Trust, Series 2013 1 4 .300 08/15/25 143,363
83,094 United Airlines Pass Through Trust, Series 2020 1 4 .875 01/15/26 82,978
141,647 United Airlines Pass Through Trust, Series 2014 2 3 .750 09/03/26 139,264
993,740 United Airlines Pass Through Trust, Series 2020 A 5 .875 10/15/27 1,014,011
112,965 United Airlines Pass Through Trust, Series 2015 1 3 .450 12/01/27 109,551
120,851 United Airlines Pass Through Trust, Series 2016 1 3 .100 07/07/28 115,476
120,852 United Airlines Pass Through Trust, Series 2016 1 3 .450 07/07/28 115,472
249,449 United Airlines Pass Through Trust, Series 2016 2 2 .875 10/07/28 235,510
1,020,434 United Airlines Pass Through Trust, Series 2018 1 3 .500 03/01/30 961,370
263,034 United Airlines Pass Through Trust, Series 2019 1 4 .150 08/25/31 251,911
189,222 United Airlines Pass Through Trust, Series 2019 2 2 .700 05/01/32 169,076
1,625,000 Verizon Master Trust, Series 2024 3 5 .340 04/22/30 1,659,255
1,000,000 Verizon Master Trust, Series 2024 6 4 .170 08/20/30 1,001,309
1,425,000 Verizon Master Trust, Series 2025 5 4 .400 06/20/31 1,432,681
2,730,000 Verizon Master Trust Series, Series 2024 4 5 .210 06/20/29 2,753,565
475,000 Volkswagen Auto Lease Trust, Series 2024 A 5 .200 12/20/28 480,404
500,000 Volkswagen Auto Lease Trust, Series 2025 A 4 .560 03/20/30 503,854
1,000,000 Volkswagen Auto Loan Enhanced, Series 2023 2 5 .570 04/22/30 1,026,655
500,000 Volkswagen Auto Loan Enhanced Trust, Series 2024 1 4 .630 07/20/29 505,158
1,000,000 Volkswagen Auto Loan Enhanced Trust, Series 2023 1 5 .010 01/22/30 1,012,773
3,000,000 WF Card Issuance Trust, Series 2024 A1 4 .940 02/15/29 3,038,941
1,000,000 WF Card Issuance Trust, Series 2024 A2 4 .290 10/15/29 1,004,701
1,000,000 World Omni Auto Receivables Trust, Series 2023 D 5 .850 08/15/29 1,028,286
1,000,000 World Omni Auto Receivables Trust, Series 2024 A 4 .840 10/15/29 1,011,886
1,000,000 World Omni Auto Receivables Trust, Series 2024 C 4 .440 05/15/30 1,005,396
1,000,000 World Omni Auto Receivables Trust, Series 2024 B 5 .230 07/15/30 1,021,880
1,000,000 World Omni Auto Receivables Trust, Series 2025 A 4 .860 11/15/30 1,022,029

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 680,000 World Omni Automobile Lease Securitization Trust, Series 2024 A 5 .260% 10/15/27 $ 687,222
1,000,000 World Omni Automobile Lease Securitization Trust, Series 2025 A 4 .420 04/17/28 1,002,294
950,000 World Omni Select Auto Trust, Series 2024 A 4 .980 02/15/30 954,974
TOTAL ASSET BACKED 153,366,754
OTHER MORTGAGE BACKED - 1.8%
2,500,000 BANK, Series 2020 BN30 1 .650 12/15/53 2,169,947
1,500,000 BANK, Series 2020 BN30 1 .925 12/15/53 1,292,421
500,000 (d) BANK, Series 2020 BN30 2 .111 12/15/53 423,387
500,000 (d) BANK, Series 2020 BN30 2 .445 12/15/53 422,977
1,997,128 BANK, Series 2021 BN31 1 .771 02/15/54 1,738,843
1,000,000 BANK, Series 2021 BN31 2 .036 02/15/54 867,746
500,000 (d) BANK, Series 2021 BN31 2 .211 02/15/54 426,473
500,000 (d) BANK, Series 2021 BN31 2 .383 02/15/54 427,619
500,000 (d) BANK, Series 2021 BN31 2 .545 02/15/54 407,084
2,000,000 BANK, Series 2017 BNK9 3 .538 11/15/54 1,951,946
500,000 BANK, Series 2022 BNK43 4 .399 08/15/55 484,209
500,000 (d) BANK, Series 2022 BNK43 5 .403 08/15/55 452,847
800,000 BANK, Series 2023 BNK45 5 .203 02/15/56 812,958
1,000,000 BANK, Series 2023 BNK46 5 .745 08/15/56 1,048,733
1,000,000 BANK, Series 2024 BNK47 5 .716 06/15/57 1,053,233
1,000,000 BANK, Series 2024 BNK48 4 .775 10/15/57 989,093
1,000,000 (d) BANK, Series 2025 BNK49 5 .623 03/15/58 1,046,691
1,500,000 BANK, Series 2017 BNK5 3 .390 06/15/60 1,469,748
2,515,436 BANK, Series 2018 BN10 3 .641 02/15/61 2,489,854
2,000,000 (d) BANK, Series 2018 BN10 3 .898 02/15/61 1,929,471
8,000,000 BANK, Series 2019 BN18 3 .584 05/15/62 7,597,458
4,864,643 BANK, Series 2020 BN28 1 .584 03/15/63 4,237,237
1,000,000 BANK, Series 2021 BN34 2 .438 06/15/63 863,790
1,000,000 BANK, Series 2021 BN33 2 .556 05/15/64 888,076
1,000,000 BANK, Series 2021 BN33 2 .792 05/15/64 877,945
500,000 BANK, Series 2021 BN33 3 .297 05/15/64 418,816
1,000,000 (c),(d) BANK, Series 2021 BN35 2 .500 06/15/64 738,940
500,000 Bank5, Series 2025 5YR13 5 .753 01/15/58 521,696
500,000 (d) BANK5, Series 2023 5YR3 6 .724 09/15/56 530,256
1,731,227 BANK5, Series 2023 5YR4 6 .500 12/15/56 1,826,261
2,000,000 BANK5, Series 2024 5YR7 5 .769 06/15/57 2,080,257
658,000 BANK5, Series 2024 5YR9 5 .614 08/15/57 681,829
1,000,000 BANK5, Series 2024 5YR11 5 .893 11/15/57 1,048,509
500,000 (d) BANK5, Series 2024 5YR12 5 .902 12/15/57 524,988
1,000,000 BANK5, Series 2025 5YR14 5 .646 04/15/58 1,041,845
500,000 (b) BANK5 2025-5YR15, Series 2025 5YR15 5 .452 06/15/30 515,576
500,000 BANK5 Trust, Series 2024 5YR6 6 .225 05/15/57 526,796
1,500,000 (d) Barclays Commercial Mortgage S, Series 2024 C26 6 .094 05/15/57 1,575,549
3,000,000 BBCMS Mortgage Trust, Series 2017 C1 3 .674 02/15/50 2,940,692
8,939,163 BBCMS Mortgage Trust, Series 2020 C6 2 .690 02/15/53 8,392,150
500,000 BBCMS Mortgage Trust, Series 2022 C17 4 .441 09/15/55 485,709
500,000 BBCMS Mortgage Trust, Series 2023 C20 5 .310 07/15/56 512,921
1,000,000 (d) BBCMS Mortgage Trust, Series 2023 C21 6 .000 09/15/56 1,066,673
955,000 BBCMS Mortgage Trust, Series 2023 C22 6 .521 11/15/56 1,046,364
1,500,000 BBCMS Mortgage Trust, Series 2024 C24 5 .419 02/15/57 1,551,758
2,000,000 BBCMS Mortgage Trust, Series 2024 5C25 5 .946 03/15/57 2,089,081
500,000 BBCMS Mortgage Trust, Series 2024 5C27 6 .014 07/15/57 523,887
500,000 BBCMS Mortgage Trust, Series 2024 5C29 5 .208 09/15/57 510,362
500,000 BBCMS Mortgage Trust, Series 2024 C28 5 .403 09/15/57 514,733
500,000 (d) BBCMS Mortgage Trust, Series 2024 C28 5 .844 09/15/57 516,069
1,000,000 BBCMS Mortgage Trust, Series 2024 C30 5 .532 11/15/57 1,037,635
500,000 BBCMS Mortgage Trust, Series 2024 5C31 5 .609 12/15/57 518,742
1,000,000 BBCMS Mortgage Trust, Series 2025 5C33 5 .839 03/15/58 1,047,717
1,000,000 BBCMS Mortgage Trust, Series 2025 C32 5 .433 02/15/62 1,033,330
1,000,000 (d) Benchmark Mortgage Trust, Series 2018 B1 3 .878 01/15/51 970,316
116,339 Benchmark Mortgage Trust, Series 2018 B4 3 .976 07/15/51 116,109
1,000,000 (d) Benchmark Mortgage Trust, Series 2018 B4 4 .669 07/15/51 889,893

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 5,850,000 Benchmark Mortgage Trust, Series 2019 B11 3 .542% 05/15/52 $ 5,577,867
1,000,000 (d) Benchmark Mortgage Trust, Series 2020 B16 2 .944 02/15/53 901,545
1,500,000 (d) Benchmark Mortgage Trust, Series 2020 B16 3 .176 02/15/53 1,323,406
1,500,000 (d) Benchmark Mortgage Trust, Series 2020 B16 3 .523 02/15/53 1,226,539
2,000,000 (d) Benchmark Mortgage Trust, Series 2018 B7 4 .510 05/15/53 1,987,496
5,000,000 Benchmark Mortgage Trust, Series 2020 B18 1 .925 07/15/53 4,362,118
2,500,000 Benchmark Mortgage Trust, Series 2020 B21 1 .704 12/17/53 2,176,592
2,500,000 Benchmark Mortgage Trust, Series 2020 B21 1 .978 12/17/53 2,169,232
2,500,000 Benchmark Mortgage Trust, Series 2020 B22 1 .685 01/15/54 2,185,895
1,500,000 Benchmark Mortgage Trust, Series 2020 B22 1 .973 01/15/54 1,290,768
1,500,000 Benchmark Mortgage Trust, Series 2020 B22 2 .163 01/15/54 1,265,335
1,983,716 Benchmark Mortgage Trust, Series 2021 B23 1 .620 02/15/54 1,814,619
1,500,000 Benchmark Mortgage Trust, Series 2021 B23 1 .823 02/15/54 1,289,371
1,500,000 Benchmark Mortgage Trust, Series 2021 B23 2 .070 02/15/54 1,291,557
500,000 Benchmark Mortgage Trust, Series 2021 B23 2 .095 02/15/54 377,280
500,000 Benchmark Mortgage Trust, Series 2021 B23 2 .274 02/15/54 416,045
500,000 (d) Benchmark Mortgage Trust, Series 2021 B23 2 .563 02/15/54 367,026
1,000,000 Benchmark Mortgage Trust, Series 2021 B25 2 .577 04/15/54 881,332
1,000,000 Benchmark Mortgage Trust, Series 2021 B25 2 .847 04/15/54 856,665
1,700,000 Benchmark Mortgage Trust, Series 2021 B26 2 .613 06/15/54 1,500,163
702,000 (d) Benchmark Mortgage Trust, Series 2021 B26 2 .688 06/15/54 577,170
500,000 Benchmark Mortgage Trust, Series 2021 B26 2 .825 06/15/54 425,561
1,500,000 Benchmark Mortgage Trust, Series 2021 B27 2 .512 07/15/54 1,259,524
1,000,000 Benchmark Mortgage Trust, Series 2023 V2 5 .358 05/15/55 1,015,848
500,000 (d) Benchmark Mortgage Trust, Series 2022 B36 4 .470 07/15/55 487,317
500,000 (d) Benchmark Mortgage Trust, Series 2022 B36 5 .289 07/15/55 458,847
500,000 Benchmark Mortgage Trust, Series 2024 V5 5 .805 01/10/57 519,388
500,000 (d) Benchmark Mortgage Trust, Series 2024 V5 6 .417 01/10/57 521,522
1,000,000 Benchmark Mortgage Trust, Series 2024 V8 5 .707 07/15/57 1,039,437
730,000 Benchmark Mortgage Trust, Series 2024 V10 5 .277 09/15/57 747,552
1,000,000 Benchmark Mortgage Trust, Series 2024 V11 5 .423 11/15/57 1,029,916
1,330,000 Benchmark Mortgage Trust, Series 2024 V12 5 .738 12/15/57 1,386,482
835,000 Benchmark Mortgage Trust, Series 2025 V13 5 .216 02/15/58 854,031
1,856,317 Benchmark Mortgage Trust, Series 2019 B15 2 .914 12/15/72 1,759,571
500,000 BENCHMARK Mortgage Trust, Series 2025 V14 5 .660 04/15/57 521,479
895,000 (d) BMARK, Series 2023 V4 6 .841 11/15/56 952,719
1,500,000 (d) BMO Mortgage Trust, Series 2023 C4 5 .117 02/15/56 1,521,464
1,000,000 (d) BMO Mortgage Trust, Series 2023 5C1 6 .534 08/15/56 1,051,323
2,000,000 (d) BMO Mortgage Trust, Series 2023 C6 5 .956 09/15/56 2,114,154
910,000 BMO Mortgage Trust, Series 2023 5C2 6 .673 11/15/56 961,538
1,000,000 BMO Mortgage Trust, Series 2023 C7 6 .160 12/15/56 1,072,216
2,730,000 (d) BMO Mortgage Trust, Series 2024 C8 5 .598 03/15/57 2,847,703
770,000 BMO Mortgage Trust, Series 2024 5C6 5 .316 09/15/57 788,905
673,000 (d) BMO Mortgage Trust, Series 2024 C10 5 .478 11/15/57 694,199
950,000 (d) BMO Mortgage Trust, Series 2024 5C7 5 .888 11/15/57 981,523
577,000 (d) BMO Mortgage Trust, Series 2024 5C8 5 .625 12/15/57 599,288
500,000 BMO Mortgage Trust, Series 2025 C11 5 .687 02/15/58 523,826
500,000 (d) BMO Mortgage Trust, Series 2025 5C9 5 .779 04/15/58 522,448
500,000 (d) BMO Mortgage Trust, Series 2025 C12 5 .871 06/15/58 530,273
1,000,000 (d) CD Mortgage Trust, Series 2016 CD2 3 .526 11/10/49 966,165
2,000,000 CD Mortgage Trust, Series 2017 CD3 3 .631 02/10/50 1,926,633
12,312 CD Mortgage Trust, Series 2017 CD5 3 .025 08/15/50 12,047
2,500,000 CD Mortgage Trust, Series 2017 CD5 3 .431 08/15/50 2,443,809
1,000,000 (d) CD Mortgage Trust, Series 2017 CD5 3 .684 08/15/50 971,085
1,750,000 CD Mortgage Trust, Series 2018 CD7 4 .279 08/15/51 1,732,525
1,000,000 Citigroup Commercial Mortgage Trust, Series 2016 GC36 3 .616 02/10/49 987,425
2,000,000 Citigroup Commercial Mortgage Trust, Series 2016 GC37 3 .314 04/10/49 1,980,743
500,000 Citigroup Commercial Mortgage Trust, Series 2016 GC37 3 .576 04/10/49 493,076
1,500,000 Citigroup Commercial Mortgage Trust, Series 2016 C2 2 .832 08/10/49 1,470,035
1,000,000 Citigroup Commercial Mortgage Trust, Series 2017 P8 3 .465 09/15/50 964,971
1,290,978 Citigroup Commercial Mortgage Trust, Series 2015 GC33 3 .778 09/10/58 1,286,620
14,098 COMM Mortgage Trust, Series 2014 UBS4 3 .694 08/10/47 13,982

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 1,000,000 (d) COMM Mortgage Trust, Series 2015 LC19 4 .242% 02/10/48 $ 968,436
348,148 COMM Mortgage Trust, Series 2015 CR25 3 .759 08/10/48 347,392
1,500,000 COMM Mortgage Trust, Series 2015 LC23 3 .774 10/10/48 1,493,964
3,805,981 COMM Mortgage Trust, Series 2019 GC44 2 .827 08/15/57 3,640,528
3,000,000 COMM Mortgage Trust, Series 2019 GC44 3 .263 08/15/57 2,761,050
650,000 (d) CSAIL Commercial Mortgage Trust, Series 2016 C6 5 .080 01/15/49 592,309
2,000,000 (d) CSAIL Commercial Mortgage Trust, Series 2018 CX12 4 .224 08/15/51 1,975,691
10,000,000 CSAIL Commercial Mortgage Trust, Series 2019 C15 4 .053 03/15/52 9,864,326
568,649 DBGS Mortgage Trust, Series 2018 C1 4 .358 10/15/51 566,442
5,790,000 DBGS Mortgage Trust, Series 2018 C1 4 .466 10/15/51 5,719,977
1,590,000 DBJPM Mortgage Trust, Series 2017 C6 3 .328 06/10/50 1,555,610
3,092,449 DBJPM Mortgage Trust, Series 2020 C9 1 .900 08/15/53 3,071,105
3,500,000 DBJPMortgage Trust, Series 2016 C1 3 .276 05/10/49 3,450,011
1,000,000 DBJPMortgage Trust, Series 2016 C1 3 .539 05/10/49 978,295
1,000,000 (d) FHLMC Multifamily Structured P, Series 2025 K541 4 .348 02/25/30 1,007,135
1,500,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K741 1 .199 12/25/27 1,399,120
8,440,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K741 1 .603 12/25/27 7,968,259
1,224,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K742 1 .760 03/25/28 1,155,168
749,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K742 1 .369 04/25/28 695,781
3,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 K505 4 .819 06/25/28 3,055,384
2,866,116 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K744 1 .712 07/25/28 2,686,003
8,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 K506 4 .650 08/25/28 8,119,755
1,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 K508 4 .740 08/25/28 1,017,638
2,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 K507 4 .800 09/25/28 2,039,091
725,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 K509 4 .850 09/25/28 740,214
2,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K514 4 .572 12/25/28 2,026,900
3,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K517 5 .355 01/25/29 3,112,924
2,075,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K518 5 .400 01/25/29 2,157,176
3,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K516 5 .477 01/25/29 3,125,594
2,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K520 5 .180 03/25/29 2,067,894
950,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K524 4 .720 05/25/29 969,003
2,500,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K528 4 .508 07/25/29 2,532,334
2,500,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K527 4 .618 07/25/29 2,542,212
1,725,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K529 4 .791 09/25/29 1,766,023
4,545,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K530 4 .792 09/25/29 4,653,603
3,838,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K531 4 .630 10/25/29 3,906,966
2,925,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K532 4 .250 11/25/29 2,933,604
2,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K535 4 .690 11/25/29 2,041,118
1,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K534 4 .700 11/25/29 1,020,832
3,015,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K533 4 .230 12/25/29 3,021,331
500,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K539 4 .410 01/25/30 504,828
2,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series S K538 4 .478 01/25/30 2,024,829
1,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K536 4 .850 01/25/30 1,026,898
585,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K537 4 .430 02/25/30 590,905
824,328 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K128 1 .229 03/25/30 770,015
500,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K542 4 .404 04/25/30 504,930
895,620 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K125 1 .101 08/25/30 822,025
1,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 K753 4 .400 10/25/30 1,008,810
1,845,454 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K127 1 .353 11/25/30 1,711,818
2,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 K754 4 .940 11/25/30 2,065,820
1,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K126 1 .792 01/25/31 878,758
9,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K125 1 .846 01/25/31 7,961,921
3,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K127 2 .108 01/25/31 2,690,528
1,332,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K127 1 .851 02/25/31 1,171,934
1,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K755 5 .203 02/25/31 1,045,429
1,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K128 1 .749 03/25/31 873,124
2,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K128 2 .020 03/25/31 1,785,188
1,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K129 1 .647 05/25/31 863,398
4,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K756 4 .963 05/25/31 4,137,913
10,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K757 4 .456 08/25/31 10,086,040
3,600,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K758 4 .680 10/25/31 3,671,788
1,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K760 4 .550 01/25/32 1,012,174

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 2,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K759 4 .800% 01/25/32 $ 2,052,261
3,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2022 K148 3 .500 07/25/32 2,842,163
2,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 160 4 .500 08/25/33 2,004,042
4,748,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 162 5 .150 12/25/33 4,959,656
1,500,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 163 5 .000 03/25/34 1,550,818
2,500,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 165 4 .489 09/25/34 2,489,804
4,380,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 167 4 .760 10/25/34 4,446,842
1,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 169 4 .660 12/25/34 1,006,695
1,836,090 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 1520 2 .007 07/25/35 1,556,025
2,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 1520 2 .438 02/25/36 1,620,319
2,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 1521 2 .184 08/25/36 1,567,415
1,740,000 (d) Freddie Mac Structured Certificates, Series S K526 4 .543 07/25/29 1,764,042
1,180,478 GS Mortgage Securities Trust, Series 2016 GS4 3 .178 11/10/49 1,162,420
1,350,000 (d) GS Mortgage Securities Trust, Series 2016 GS4 4 .073 11/10/49 1,205,537
546,180 GS Mortgage Securities Trust, Series 2017 GS7 2 .945 08/10/50 545,482
1,500,000 GS Mortgage Securities Trust, Series 2017 GS7 3 .430 08/10/50 1,459,379
2,500,000 GS Mortgage Securities Trust, Series 2019 GC38 3 .968 02/10/52 2,435,720
500,000 (d) GS Mortgage Securities Trust, Series 2019 GC38 4 .309 02/10/52 478,259
988,421 GS Mortgage Securities Trust, Series 2020 GC45 2 .898 02/13/53 968,357
4,000,000 (d) GS Mortgage Securities Trust, Series 2020 GC45 3 .173 02/13/53 3,658,114
2,000,000 (d) GS Mortgage Securities Trust, Series 2020 GC45 3 .405 02/13/53 1,811,118
2,000,000 GS Mortgage Securities Trust, Series 2020 GC47 2 .125 05/12/53 1,797,385
4,000,000 GS Mortgage Securities Trust, Series 2020 GC47 2 .377 05/12/53 3,609,510
935,429 GS Mortgage Securities Trust, Series 2020 GSA2 1 .662 12/12/53 886,620
3,000,000 GS Mortgage Securities Trust, Series 2020 GSA2 1 .721 12/12/53 2,666,405
2,000,000 GS Mortgage Securities Trust, Series 2020 GSA2 2 .012 12/12/53 1,744,003
1,000,000 GS Mortgage Securities Trust, Series 2020 GSA2 2 .224 12/12/53 836,622
1,000,000 JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016 JP2 2 .822 08/15/49 981,259
1,494,299 (d) JPMBB Commercial Mortgage Securities Trust, Series 2015 C29 4 .118 05/15/48 1,485,072
1,929,508 JPMBB Commercial Mortgage Securities Trust, Series 2015 C33 3 .770 12/15/48 1,920,850
1,000,000 JPMBB Commercial Mortgage Securities Trust, Series 2016 C1 3 .576 03/17/49 991,802
500,000 JPMBB Commercial Mortgage Securities Trust, Series 2016 C1 3 .970 03/17/49 489,170
500,000 (d) JPMBB Commercial Mortgage Securities Trust, Series 2016 C1 4 .853 03/17/49 492,344
681,668 JPMCC Commercial Mortgage Securities Trust, Series 2017 JP6 3 .109 07/15/50 664,959
2,500,000 JPMCC Commercial Mortgage Securities Trust, Series 2017 JP7 3 .454 09/15/50 2,433,124
1,701,295 JPMCC Commercial Mortgage Securities Trust, Series 2019 COR5 3 .219 06/13/52 1,663,390
1,000,000 (d) JPMDB Commercial Mortgage Securities Trust, Series 2016 C2 3 .990 06/15/49 886,453
5,922,824 JPMDB Commercial Mortgage Securities Trust, Series 2016 C4 3 .141 12/15/49 5,767,035
2,394,606 JPMDB Commercial Mortgage Securities Trust, Series 2019 COR6 2 .946 11/13/52 2,389,500
236,690 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015 C22 3 .306 04/15/48 233,248
169,000 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015 C24 3 .732 05/15/48 168,552
2,000,000 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017 C33 3 .599 05/15/50 1,952,576
1,000,000 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025 5C1 5 .635 03/15/58 1,039,979
535,000 Morgan Stanley Capital I Trust, Series 2016 UBS9 3 .594 03/15/49 529,192
1,000,000 (d) Morgan Stanley Capital I Trust, Series 2018 H3 5 .012 07/15/51 936,018
983,071 (d) Morgan Stanley Capital I Trust, Series 2018 L1 4 .238 10/15/51 977,578
1,596,294 Morgan Stanley Capital I Trust, Series 2018 L1 4 .288 10/15/51 1,593,191
1,500,000 (d) Morgan Stanley Capital I Trust, Series 2018 L1 4 .407 10/15/51 1,487,627
1,000,000 Morgan Stanley Capital I Trust, Series 2019 L2 4 .071 03/15/52 975,585
3,846,627 Morgan Stanley Capital I Trust, Series 2019 H6 3 .224 06/15/52 3,772,984
750,000 Morgan Stanley Capital I Trust, Series 2019 H6 3 .417 06/15/52 721,588
3,347,635 Morgan Stanley Capital I Trust, Series 2020 HR8 1 .790 07/15/53 2,934,489
2,000,000 Morgan Stanley Capital I Trust, Series 2021 L5 2 .438 05/15/54 1,792,207
1,000,000 Morgan Stanley Capital I Trust, Series 2021 L5 2 .951 05/15/54 887,224
1,000,000 MSWF Commercial Mortgage Trust, Series 2023 1 5 .472 05/15/56 1,030,329
1,500,000 (d) MSWF Commercial Mortgage Trust, Series 2023 2 6 .014 12/15/56 1,608,742
293,548 UBS Commercial Mortgage Trust, Series 2017 C3 2 .998 08/15/50 292,999
1,500,000 UBS Commercial Mortgage Trust, Series 2017 C3 3 .426 08/15/50 1,456,517
1,000,000 (d) UBS Commercial Mortgage Trust, Series 2017 C3 3 .739 08/15/50 968,521
11,000,000 UBS Commercial Mortgage Trust, Series 2018 C10 4 .313 05/15/51 10,808,131
2,000,000 UBS Commercial Mortgage Trust, Series 2018 C12 4 .296 08/15/51 1,980,484
2,400,000 (d) UBS Commercial Mortgage Trust, Series 2018 C14 5 .380 12/15/51 2,243,021

Bond Index Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 2,000,000 Wells Fargo Commercial Mortgage Trust, Series 2015 C31 3 .695% 11/15/48 $ 1,991,831
480,000 (d) Wells Fargo Commercial Mortgage Trust, Series 2015 NXS4 4 .224 12/15/48 475,455
2,000,000 Wells Fargo Commercial Mortgage Trust, Series 2016 BNK1 2 .652 08/15/49 1,950,683
500,000 Wells Fargo Commercial Mortgage Trust, Series 2016 BNK1 2 .967 08/15/49 438,238
1,000,000 Wells Fargo Commercial Mortgage Trust, Series 2016 NXS6 3 .377 11/15/49 972,733
2,000,000 Wells Fargo Commercial Mortgage Trust, Series 2018 C46 4 .152 08/15/51 1,971,665
2,700,000 Wells Fargo Commercial Mortgage Trust, Series 2019 C49 3 .760 03/15/52 2,639,560
1,569,761 Wells Fargo Commercial Mortgage Trust, Series 2019 C50 3 .635 05/15/52 1,547,579
3,250,000 Wells Fargo Commercial Mortgage Trust, Series 2019 C50 4 .192 05/15/52 3,037,235
10,000,000 Wells Fargo Commercial Mortgage Trust, Series 2019 C53 3 .040 10/15/52 9,390,422
2,452,077 Wells Fargo Commercial Mortgage Trust, Series 2020 C58 1 .810 07/15/53 2,178,741
1,500,000 Wells Fargo Commercial Mortgage Trust, Series 2020 C58 2 .092 07/15/53 1,312,029
500,000 Wells Fargo Commercial Mortgage Trust, Series 2020 C58 2 .398 07/15/53 422,867
10,000,000 Wells Fargo Commercial Mortgage Trust, Series 2020 C57 1 .864 08/15/53 8,882,938
1,893,000 Wells Fargo Commercial Mortgage Trust, Series 2021 C59 2 .626 04/15/54 1,681,623
1,000,000 Wells Fargo Commercial Mortgage Trust, Series 2024 5C1 6 .520 07/15/57 1,048,222
750,000 Wells Fargo Commercial Mortgage Trust, Series 2024 C63 5 .309 08/15/57 767,069
500,000 (d) Wells Fargo Commercial Mortgage Trust, Series 2024 5C2 5 .920 11/15/57 524,135
1,000,000 Wells Fargo Commercial Mortgage Trust, Series 2025 5C3 6 .096 01/15/58 1,056,875
1,000,000 Wells Fargo Commercial Mortgage Trust, Series 2025 C64 5 .358 02/15/58 1,030,851
500,000 Wells Fargo Commercial Mortgage Trust, Series 2025 5C4 5 .673 05/15/58 521,460
117,000 Wells Fargo Commercial Mortgage Trust, Series 2016 C33 3 .896 03/15/59 112,369
TOTAL OTHER MORTGAGE BACKED 460,031,040
TOTAL STRUCTURED ASSETS
(Cost $639,702,560) 613,397,794
TOTAL LONG-TERM INVESTMENTS
(Cost $26,681,945,754) 24,868,219,234
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.4%
109,824,145 (f) State Street Navigator Securities Lending Government Money Market Portfolio 4 .350 (g) 109,824,145
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $109,824,145) 109,824,145
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.5%
REPURCHASE AGREEMENT - 0.5%
114,887,000 (h) Fixed Income Clearing Corporation 4 .390 07/01/25 114,887,000
TOTAL REPURCHASE AGREEMENT 114,887,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $114,887,000) 114,887,000
TOTAL INVESTMENTS - 99.8%
(Cost $26,906,656,899) 25,092,930,379
OTHER ASSETS & LIABILITIES, NET - 0.2% 39,404,173
NET ASSETS - 100.0% $ 25,132,334,552
DGS1 1-Year Treasury Constant Maturity Rate
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
TSFR3M CME Term Secured Overnight Financing Rate 3 Month

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $111,425,820.
(b) When-issued or delayed delivery security.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $84,800,581 or 0.3% of Total
Investments.
(d) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 0.0% of Total Investments.
(f) Investments made with cash collateral received from securities on loan.
(g) The rate shown is the one-day yield as of the end of the reporting period.
(h) Agreement with Fixed Income Clearing Corporation, 4.390% dated 6/30/25 to be repurchased at $114,901,010 on 7/1/25, collateralized by Government Agency Securities, with coupon rate
0.125% and maturity date 10/15/26, valued at $117,184,799.
Fund Level 1 Level 2 Level 3 Total
Bond Index
Long-Term Investments
:
Corporate bonds $— $6,254,925,864 $— $6,254,925,864
Government bonds — 17,999,895,576 — 17,999,895,576
Structured assets — 613,397,794 — 613,397,794
Investments purchased with collateral from securities lending 109,824,145 — — 109,824,145
Short-Term Investments
:
Repurchase agreement — 114,887,000 — 114,887,000
Total $109,824,145 $24,983,106,234 $— $25,092,930,379
1 1 1 1 1

Core Bond
Portfolio of Investments June 30, 2025

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.8%
BANK LOAN OBLIGATIONS - 1.9%
AUTOMOBILES & COMPONENTS - 0.0%
$ 3,096,564 (a) Clarios Global LP, Term Loan B, (TSFR1M + 2.500%) 6.827% 05/06/30 $ 3,091,734
TOTAL AUTOMOBILES & COMPONENTS 3,091,734
CAPITAL GOODS - 0.2%
1,012,846 (a) Air Comm Corporation, LLC, Term Loan, (TSFR3M + 3.000%) 7.300 12/11/31 1,019,176
2,254,407 (a) Centuri Group, Inc, Term Loan B, (TSFR1M + 2.500%) 6.941 08/28/28 2,258,837
524,069 (a) Chamberlain Group Inc, Term Loan B, (TSFR1M + 3.250%) 7.677 11/03/28 525,557
962,500 (a) Conair Holdings, LLC, Term Loan B, (TSFR1M + 3.750%) 8.191 05/17/28 712,250
995,000 (a) Construction Partners Inc, Term Loan B, (TSFR1M + 2.500%) 6.827 11/03/31 999,353
467,990 (a) Cornerstone Building Brands, Inc., Term Loan B, (TSFR1M + 3.250%) 7.662 04/12/28 419,242
1,071,900 (a) Madison Safety & Flow LLC, (TSFR1M + 2.750%) 7.077 09/26/31 1,075,250
2,679,285 (a) Quikrete Holdings, Inc, (TSFR1M + 2.250%) 6.577 01/31/32 2,678,950
141,365 (a) Quikrete Holdings, Inc., Term Loan B1, (TSFR1M + 2.250%) 6.577 04/14/31 141,277
687,556 (a) QXO Inc, Term Loan B, (TSFR3M + 3.000%) 7.296 04/30/32 693,108
356,093 (a) Resideo Funding Inc., First Lien Term Loan B, (TSFR1M + 1.750%) 6.062 02/01/28 356,539
84,615 (a),(b) Signia Aerospace LLC, (TSFR1M + 3.000%) 0.000 12/11/31 85,144
990,000 (a) Titan Acquisition Limited, Term Loan B, (TSFR3M + TSFR6M + 4.500%) 8.731 02/15/29 993,886
395,421 (a) TransDigm, Inc., Term Loan J, (TSFR3M + 2.500%) 6.796 02/28/31 396,570
3,389,536 (a) TransDigm, Inc., Term Loan K, (TSFR3M + 2.750%) 7.046 03/22/30 3,405,568
TOTAL CAPITAL GOODS 15,760,707
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
1,316,558 (a) AlixPartners, LLP, Term Loan B, (TSFR1M + 2.500%) 6.941 02/04/28 1,322,983
257,931 (a) CHG Healthcare Services Inc., Term Loan B1, (TSFR3M + 3.000%) 7.333 09/29/28 259,116
624,065 (a) Dun & Bradstreet Corporation (The), Term Loan, (TSFR1M + 2.250%) 6.572 01/18/29 624,300
1,981,270 (a) First Advantage Holdings, LLC, Term Loan B, (TSFR1M + 3.250%) 7.577 10/31/31 1,984,678
2,000,000 (a) GFL Environmental Services, Inc, (TSFR1M + 2.500%) 6.824 03/03/32 2,003,750
1,928,092 (a) Prime Security Services Borrower, LLC, First Lien Term Loan B, (TSFR1M + 2.000%) 6.320 10/15/30 1,931,225
645,302 (a) Reworld Holding Corp, (TSFR1M + 2.250%) 6.562 11/30/28 647,238
49,826 (a) Reworld Holding Corp, Term Loan C, (TSFR1M + 2.250%) 6.562 11/30/28 49,975
176,846 (a) West Corporation, Term Loan B3, (TSFR3M + 4.000%) 8.530 04/10/27 95,828
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 8,919,093
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
301,988 (a) Avis Budget Car Rental, LLC, Term Loan B, (TSFR1M + 1.750%) 6.191 08/06/27 299,912
2,388,948 (a) Belron Finance LLC, Term Loan B, (TSFR3M + 2.750%) 7.049 10/16/31 2,402,744
1,553,695 (a) CNT Holdings I Corp, Term Loan, (TSFR3M + 2.500%) 6.780 11/08/32 1,559,280
238,168 (a) Driven Holdings, LLC, Term Loan B, (TSFR1M + 3.000%) 7.441 12/17/28 238,168
3,498,591 (a) LS Group OpCo Acquistion LLC, (TSFR1M + 2.500%) 6.830 04/23/31 3,499,694
858,372 (a) PetSmart, Inc., Term Loan B, (TSFR1M + 3.750%) 8.177 02/14/28 851,397
3,895,928 (a) Wand NewCo 3, Inc., Repriced Term Loan B, (TSFR1M + 2.500%) 6.827 01/30/31 3,883,032
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 12,734,227
CONSUMER DURABLES & APPAREL - 0.1%
2,474,889 (a) AI Aqua Merger Sub, Inc., First Lien Term Loan B, (TSFR1M + 3.000%) 7.324 07/31/28 2,474,171
1,824,000 (a) Hayward Industries, Inc., Term Loan, (TSFR1M + 2.500%) 6.941 05/30/28 1,831,497
621,051 (a) Samsonite International S.A., Term Loan B, (TSFR1M + 2.000%) 6.327 06/21/30 623,380
222,369 (a) SRAM, LLC , Term Loan B, (TSFR1M + 2.250%) 6.577 02/27/32 220,145
955,153 (a) Weber-Stephen Products LLC, Term Loan B, (TSFR1M + 3.250%) 7.691 10/29/27 950,095
TOTAL CONSUMER DURABLES & APPAREL 6,099,288
CONSUMER SERVICES - 0.2%
3,748,158 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%) 6.077 09/20/30 3,736,839
391,980 (a) Alterra Mountain Company, Term Loan B, (TSFR1M + 2.750%) 7.077 08/17/28 394,429
1,287,563 (a) Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%) 6.577 02/06/30 1,288,528
997,927 (a) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 7.077 01/31/31 988,886
1,998,417 (a) Carnival Corporation, Term Loan (2028), (TSFR1M + 2.000%) 6.312 10/18/28 2,002,474
532,325 (a) CE Intermediate I LLC, (TSFR1M + 3.000%) 7.450 03/25/32 532,990
708,461 (a) ClubCorp Holdings, Inc., Term Loan B2, (TSFR3M + 5.000%) 9.557 09/18/26 710,233
648,375 (a) Element Materials Technology Group US Holdings Inc., Term Loan, (TSFR3M + 3.750%) 8.046 06/25/29 651,212
1,797,695 (a) Fertitta Entertainment, LLC, Term Loan B, (TSFR1M + 3.500%) 7.827 01/29/29 1,797,767
5,097,375 (a) Flutter Financing B.V., Term Loan B, (TSFR1M + 1.750%) 6.049 11/29/30 5,091,003
844,669 (a) IRB Holding Corp, First Lien Term Loan B, (TSFR1M + 2.500%) 6.827 12/15/27 845,552

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES (continued)
$ 372,018 (a) KFC Holding Co., Term Loan B, (TSFR1M + 1.750%) 6.179% 03/15/28 $ 374,286
495,386 (a) Light and Wonder International, Inc., Term Loan B2, (TSFR1M + 2.250%) 6.564 04/16/29 496,438
1,012,282 (a) Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%) 7.799 11/30/29 966,101
301,185 (a) PENN Entertainment, Inc., Term Loan B, (TSFR1M + 2.500%) 6.827 05/03/29 301,899
448,667 (a) Spin Holdco Inc., Term Loan, (TSFR3M + 4.000%) 8.577 03/04/28 395,387
TOTAL CONSUMER SERVICES 20,574,024
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.0%
801,782 (a) US Foods, Inc., Term Loan B, (TSFR1M + 1.750%) 6.077 11/22/28 809,800
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 809,800
ENERGY - 0.0%
340,069 (a) Buckeye Partners, L.P., Term Loan B5, (TSFR1M + 1.750%) 6.077 11/01/26 340,920
1,237,523 (a) Canister International Group Inc., First Lien Term Loan B, (TSFR1M + 3.500%) 7.827 03/22/29 1,241,007
731,191 (a) Oryx Midstream Services Permian Basin LLC, (TSFR1M + 2.250%) 6.572 10/05/28 731,834
TOTAL ENERGY 2,313,761
FINANCIAL SERVICES - 0.1%
1,521,908 (a) Ascensus Holdings, Inc, (TSFR1M + 3.000%) 7.327 08/02/28 1,526,665
692,753 (a) Avolon TLB Borrower 1 (US) LLC, Term Loan B6, (TSFR1M + 1.750%) 6.071 06/22/30 694,034
1,434,273 (a) First Eagle Investment Management, LLC, Term Loan B2, (TSFR3M + 3.000%) 7.296 03/05/29 1,437,113
3,402,425 (a) Trans Union, LLC, Term Loan B9, (TSFR1M + 1.750%) 6.077 06/24/31 3,409,706
TOTAL FINANCIAL SERVICES 7,067,518
FOOD, BEVERAGE & TOBACCO - 0.1%
588,888 (a) Arterra Wines Canada, Inc., Term Loan, (TSFR3M + 3.500%) 8.057 11/24/27 585,117
1,161,181 (a) Aspire Bakeries Holdings LLC, (TSFR1M + 4.250%) 8.577 12/23/30 1,167,167
2,989,987 (a),(c) Fiesta Purchaser, Inc, (TBD) TBD TBD 3,001,424
143,266 (a) Froneri Lux Finco Sarl, Term Loan B4, (TSFR6M + 2.000%) 6.237 09/30/31 142,013
137,931 (a),(b) Sauer Brands Inc, Delayed Draw Term Loan, (N/A + 1.625%) 1.625 02/19/32 138,933
1,462,069 (a) Sauer Brands Inc, Term Loan B, (TSFR1M + 3.250%) 7.577 02/19/32 1,472,691
1,913,498 (a) Triton Water Holdings, Inc, Term Loan B, (TSFR3M + 2.250%) 6.546 03/31/28 1,922,530
821,285 (a) UTZ Quality Foods, LLC, Term Loan B, (TSFR1M + 2.500%) 6.827 01/29/32 822,312
TOTAL FOOD, BEVERAGE & TOBACCO 9,252,187
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
3,474,620 (a) Bausch & Lomb Corp, (TSFR1M + 4.250%) 8.571 01/15/31 3,485,496
450,207 (a) Global Medical Response, Inc., PIK Term Loan, (TSFR1M + 4.750%), , (cash 9.079%, PIK
7.500%)
4.914 10/02/28 451,396
2,807,527 (a) ICU Medical, Inc., Term Loan B, (TSFR3M + 2.500%) 6.946 01/08/29 2,817,311
5,823,892 (a) Medline Borrower, LP, Add-on Term Loan B, (TSFR1M + 2.250%) 6.577 10/23/28 5,837,141
1,852,813 (a) Onex TSG Intermediate Corp., Term Loan B, (TSFR3M + 4.750%) 9.344 02/28/28 1,860,048
3,104,309 (a) Parexel International Corporation, Term Loan B, (TSFR1M + 2.500%) 6.827 11/15/28 3,108,670
520,896 (a) Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%) 6.327 12/03/31 523,177
1,940,823 (a) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M + 2.750%) 7.077 12/19/30 1,950,129
2,493,750 (a) Zelis Payments Buyer, Inc., 5th Amendment Term Loan, (TSFR1M + 3.250%) 7.577 11/26/31 2,483,875
TOTAL HEALTH CARE EQUIPMENT & SERVICES 22,517,243
INSURANCE - 0.2%
656,964 (a) Acrisure LLC, (TSFR1M + 3.000%) 7.327 11/06/30 656,192
1,990,000 (a) Alliant Holdings Intermediate, LLC, Term Loan B6, (TSFR1M + 2.750%) 7.072 09/19/31 1,992,706
313,368 (a) Asurion LLC, Term Loan B13, (TSFR1M + 4.250%) 8.577 09/19/30 304,829
4,439,890 (a) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 3.000%) 7.327 06/13/31 4,450,213
919,355 (a) CRC Insurance Group LLC, (TSFR3M + 2.750%) 7.046 05/06/31 920,886
3,418,520 (a) HUB International Ltd, (TSFR3M + 2.500%) 6.769 06/20/30 3,432,605
938,561 (a) Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.250%) 6.577 09/15/31 939,734
4,680,353 (a) Sedgwick Claims Management Services, Inc., Term Loan B, (TSFR1M + 3.000%) 7.327 07/31/31 4,702,468
3,955,125 (a) USI, Inc, (TSFR1M + 2.250%) 6.546 09/27/30 3,949,311
1,950,424 (a) USI, Inc., Term Loan D, (TSFR3M + 2.250%) 6.546 11/21/29 1,949,361
TOTAL INSURANCE 23,298,305
MATERIALS - 0.1%
635,594 (a) Asplundh Tree Expert, LLC, Term Loan B, (TSFR1M + 1.750%) 6.177 09/07/27 637,780
3,652,072 (a) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M + 3.175%) 7.502 04/13/29 3,648,967
1,174,525 (a) ECO Services Operations Corp, Term Loan B, (TSFR3M + 2.000%) 6.280 06/12/31 1,168,863
196,026 (a) H.B. Fuller Company, Term Loan B, (TSFR1M + 1.750%) 6.077 02/15/30 197,130
755,525 (a) INEOS Quattro Holdings UK Ltd, First Lien Term Loan B, (TSFR1M + 4.250%) 8.677 04/02/29 705,472
2,234,400 (a) INEOS Quattro Holdings UK Ltd, Term Loan B, (TSFR1M + 4.250%) 8.577 10/07/31 2,047,269
934,779 (a) Klockner-Pentaplast of America, Inc., Term Loan B, (TSFR6M + 4.725%) 9.227 02/12/26 867,340

Core Bond

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS (continued)
$ 2,846,551 (a) TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 7.691% 03/03/28 $ 2,846,808
728,444 (a) Tronox Finance LLC, First Lien Term Loan B, (TSFR1M + 2.500%) 6.811 09/30/31 714,785
130,769 (a),(b) USALCO, LLC, Delayed Draw Term Loan, (N/A + 1.000%) 1.000 09/30/31 131,652
1,262,885 (a) USALCO, LLC, Term Loan B, (TSFR1M + 4.000%) 8.327 09/30/31 1,271,409
TOTAL MATERIALS 14,237,475
MEDIA & ENTERTAINMENT - 0.0%
473,628 (a) Altice Financing SA, Term Loan, (TSFR3M + 5.000%) 9.256 10/29/27 383,440
109,704 (a) DirecTV Financing, LLC, Term Loan, (TSFR3M + 5.000%) 9.541 08/02/27 110,261
TOTAL MEDIA & ENTERTAINMENT 493,701
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
136,642 (a) Avantor Funding, Inc., Term Loan, (TSFR1M + 2.000%) 6.427 11/08/27 137,353
1,184,652 (a) Elanco Animal Health Incorporated, Term Loan B, (TSFR1M + 1.750%) 6.174 08/02/27 1,184,954
205,381 (a) Grifols Worldwide Operations USA, Inc., Term Loan B, (TSFR3M + 2.000%) 6.483 11/15/27 205,011
1,114,274 (a) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M + 2.250%) 6.577 05/05/28 1,120,391
2,527,710 (a) Organon & Co, Term Loan, (TSFR1M + 2.250%) 6.571 05/19/31 2,491,892
206,774 (a) Perrigo Investments, LLC, Term Loan B, (TSFR1M + 2.000%) 6.327 04/20/29 207,204
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5,346,805
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
494,653 (a) Cushman & Wakefield U.S. Borrower, LLC, Term Loan B1, (TSFR1M + 2.750%) 7.077 01/31/30 497,640
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 497,640
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
2,493,750 (a) Instructure Holdings, Inc., Term Loan, (TSFR6M + 3.000%) 7.205 11/13/31 2,499,299
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2,499,299
SOFTWARE & SERVICES - 0.3%
144,152 (a) Avaya, Inc, (TSFR1M + 7.500%), , (cash 11.827%, PIK 7.500%) 5.913 08/01/28 113,880
2,668,313 (a) BCPE Pequod Buyer Inc, Term Loan B, (TSFR1M + 3.250%) 7.577 11/25/31 2,675,984
3,800,924 (a) Boost Newco Borrower, LLC, Term Loan B, (TSFR3M + 2.000%) 6.296 01/31/31 3,815,177
2,951,386 (a) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%) 7.333 07/30/31 2,936,437
641,825 (a) CCC Intelligent Solutions Inc., Term Loan, (TSFR1M + 2.000%) 6.327 01/23/32 643,031
2,500,000 (a) Clearwater Analytics, LLC, Term Loan B, (TSFR3M + 2.250%) 6.529 04/21/32 2,503,125
1,975,075 (a) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 7.074 05/01/31 1,968,291
1,772,536 (a) Ellucian Holdings, Inc., First Lien Term Loan B, (TSFR1M + 3.000%) 7.327 10/09/29 1,778,908
2,220,251 (a) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.750%) 7.077 05/30/31 2,228,400
0 (a) FNZ Group Services Ltd, Term Loan B, (TSFR3M + 5.000%) 9.260 11/05/31 0
3,090,908 (a) Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 6.077 09/12/29 3,090,151
822,375 (a) Informatica LLC, Term Loan B, (TSFR1M + 2.250%) 6.577 10/27/28 826,746
2,977,500 (a) Mitchell International, Inc., First Lien Term Loan, (TSFR1M + 3.250%) 7.577 06/17/31 2,978,483
2,682,190 (a) Open Text Corporation, Term Loan B, (TSFR1M + 1.750%) 6.077 01/31/30 2,684,711
97,880 (a) Rackspace Finance, LLC, First Lien First Out Term Loan, (TSFR1M + 6.250%) 10.679 05/15/28 98,422
520,131 (a) Rackspace Finance, LLC, First Lien Second Out Term Loan, (TSFR1M + 2.750%) 7.179 05/15/28 240,417
457,188 (a) RealPage, Inc, First Lien Term Loan, (TSFR3M + 3.000%) 7.557 04/24/28 454,561
1,496,250 (a) Synechron Inc, Term Loan B, (TSFR3M + 3.750%) 8.030 10/03/31 1,458,844
1,513,348 (a) UKG Inc., Term Loan B, (TSFR1M + 3.000%) 7.311 02/10/31 1,520,771
2,468,750 (a) Zelis Payments Buyer, Inc., Term Loan B, (TSFR1M + 2.750%) 7.077 09/28/29 2,455,949
TOTAL SOFTWARE & SERVICES 34,472,288
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
2,575,968 (a) CommScope LLC, (TSFR1M + 5.250%) 9.577 12/17/29 2,611,117
1,985,013 (a) Delta TopCo, Inc., Term Loan B, (TSFR3M + 2.750%) 7.074 11/30/29 1,973,132
144,893 (a) Ingram Micro Inc., Term Loan, (TSFR3M + 2.250%) 6.560 09/22/31 145,754
581,883 (a),(d) MLN US HoldCo LLC, First Lien Term Loan, (TSFR3M - 0.000%) 4.405 11/30/25 4,379
379,683 (a),(d) MLN US HoldCo LLC, Second Out Term Loan, (Prime - 0.000%) 0.000 10/18/27 1,917
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 4,736,299
TELECOMMUNICATION SERVICES - 0.0%
1,126,370 (a) Altice France S.A., Term Loan B12, (Prime + 2.688%) 10.188 01/31/26 991,065
191,021 (a) Cablevision Lightpath LLC, Repriced Term Loan, (TSFR1M + 3.000%) 7.312 11/30/27 191,816
940,000 (a) Coral-US Co-Borrower, LLC, Term Loan B6, (TSFR1M + 3.000%) 7.426 10/15/29 937,716
187,000 (a) Virgin Media Bristol LLC, Term Loan N, (TSFR1M + 2.500%) 6.926 01/31/28 184,858
2,000,000 (a) Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 3.000%) 7.441 03/09/27 1,907,590
TOTAL TELECOMMUNICATION SERVICES 4,213,045
TRANSPORTATION - 0.0%
1,613,700 (a) Air Canada, Term Loan B, (TSFR3M + 2.000%) 6.325 03/21/31 1,618,493

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 487,500 (a) American Airlines, Inc., Term Loan, (TSFR3M + 2.250%) 6.522% 04/20/28 $ 485,024
84,322 (a) SkyMiles IP Ltd., Skymiles Term Loan B, (TSFR3M + 3.750%) 8.022 10/20/27 84,970
642,226 (a) XPO Logistics, Inc., Term Loan (2028), (TSFR1M + 1.750%) 6.077 05/24/28 645,668
TOTAL TRANSPORTATION 2,834,155
UTILITIES - 0.1%
653,019 (a) Calpine Corporation, Term Loan B5, (TSFR1M + 1.750%) 6.077 02/15/32 653,636
1,620,000 (a),(c) Cornerstone Generation LLC, (TBD) TBD TBD 1,630,125
2,354,181 (a) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%) 6.808 05/17/30 2,362,456
871,463 (a) Vistra Operations Company LLC, First Lien Term Loan B3, (TSFR1M + 1.750%) 6.077 12/20/30 874,700
TOTAL UTILITIES 5,520,917
TOTAL BANK LOAN OBLIGATIONS
(Cost $208,184,316) 207,289,511
SHARES DESCRIPTION VALUE
COMMON STOCKS - 0.0%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
10,391 (e) Bright Bidco BV 2,462
7,607 (e) Bright Bidco BV 1,803
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4,265
SOFTWARE & SERVICES - 0.0%
597 (e) Avaya, Inc 4,328
2,843 (e) Avaya, Inc 20,612
TOTAL SOFTWARE & SERVICES 24,940
TOTAL COMMON STOCKS
(Cost $580,349) 29,205
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 30.7%
AUTOMOBILES & COMPONENTS - 0.6%
350,000 (f) Clarios Global LP 6.750 02/15/30 363,925
225,000 Dana, Inc 5.375 11/15/27 225,756
225,000 Dana, Inc 5.625 06/15/28 226,313
325,000 Dana, Inc 4.250 09/01/30 320,323
7,920,000 Ford Motor Credit Co LLC 7.350 03/06/30 8,360,656
4,000,000 (f) Ford Otomotiv Sanayi AS. 7.125 04/25/29 4,003,000
2,594,000 General Motors Co 6.125 10/01/25 2,598,617
1,400,000 General Motors Financial Co, Inc 6.050 10/10/25 1,404,549
5,800,000 General Motors Financial Co, Inc 4.900 10/06/29 5,790,039
3,550,000 General Motors Financial Co, Inc 5.850 04/06/30 3,669,886
2,000,000 General Motors Financial Co, Inc 5.750 02/08/31 2,055,045
12,200,000 General Motors Financial Co, Inc 2.700 06/10/31 10,680,314
9,350,000 General Motors Financial Co, Inc 5.600 06/18/31 9,536,455
2,000,000 Goodyear Tire & Rubber Co 5.000 07/15/29 1,954,808
5,000,000 (g) Goodyear Tire & Rubber Co 5.250 04/30/31 4,801,894
500,000 (f) IHO Verwaltungs GmbH, , (cash 6.375%, PIK 7.125%) 6.375 05/15/29 500,393
2,000,000 (f) Nemak SAB de C.V. 3.625 06/28/31 1,656,961
1,360,000 (f) Phinia, Inc 6.625 10/15/32 1,381,193
750,000 (f) ZF North America Capital, Inc 6.875 04/14/28 752,268
3,665,000 ZF North America Capital, Inc 6.750 04/23/30 3,519,550
TOTAL AUTOMOBILES & COMPONENTS 63,801,945
BANKS - 6.5%
1,500,000 (f) Akbank T.A.S. 6.800 06/22/31 1,492,500
1,500,000 (f) Akbank TAS 7.498 01/20/30 1,527,204
5,000,000 (f),(g),(h),(i) Australia & New Zealand Banking Group Ltd 6.750 N/A 5,061,840
3,800,000 (h),(i) Banco Bilbao Vizcaya Argentaria S.A. 9.375 N/A 4,193,657
1,725,000 (f),(g) Banco Bradesco S.A. 6.500 01/22/30 1,805,902
1,428,000 (f),(i) Banco Davivienda S.A. 8.125 07/02/35 1,432,712
700,000 (f),(h),(i) Banco de Credito e Inversiones S.A. 8.750 N/A 738,521
1,800,000 (f),(h),(i) Banco del Estado de Chile 7.950 N/A 1,869,750
2,000,000 (f) Banco do Brasil S.A. 6.000 03/18/31 2,025,094
1,725,000 (f) Banco Industrial S.A. 4.875 01/29/31 1,715,512

Core Bond

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 6.5% (continued)
$ 3,300,000 (f) Banco Internacional del Peru SAA Interbank 4.000% 07/08/30 $ 3,273,556
2,000,000 (f),(h),(i) Banco Mercantil del Norte S.A. 8.375 N/A 2,025,760
2,725,000 (f) Banco Nacional de Comercio Exterior SNC 2.720 08/11/31 2,578,652
2,050,000 (f) Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand 5.621 12/10/29 2,087,925
7,400,000 (h),(i) Banco Santander S.A. 9.625 N/A 8,630,043
2,600,000 (i) Bancolombia S.A. 8.625 12/24/34 2,733,679
1,800,000 (f) Bangkok Bank PCL 5.650 07/05/34 1,864,571
2,600,000 (f) Bangkok Bank PCL 3.466 09/23/36 2,312,699
2,500,000 (f) Banistmo S.A. 4.250 07/31/27 2,449,823
4,000,000 (f),(i) Bank Hapoalim BM 3.255 01/21/32 3,823,400
6,000,000 (f),(i) Bank Leumi Le-Israel BM 3.275 01/29/31 5,886,000
1,000,000 Bank of America Corp 4.450 03/03/26 998,937
23,880,000 Bank of America Corp 2.592 04/29/31 21,831,111
45,500,000 Bank of America Corp 5.288 04/25/34 46,411,536
2,375,000 Bank of America Corp 5.511 01/24/36 2,442,009
30,375,000 Bank of America Corp 5.744 02/12/36 30,865,195
15,175,000 Bank of America Corp 2.676 06/19/41 10,823,658
1,150,000 (h) Bank of America Corp 4.375 N/A 1,128,412
15,000,000 (h) Bank of America Corp 6.625 N/A 15,534,795
10,175,000 (h) Bank of New York Mellon Corp 6.300 N/A 10,452,910
600,000 Barclays plc 2.279 11/24/27 581,835
6,775,000 Barclays plc 5.367 02/25/31 6,920,571
7,500,000 Barclays plc 5.335 09/10/35 7,443,706
4,700,000 Barclays plc 3.330 11/24/42 3,489,019
8,725,000 (h),(i) Barclays plc 9.625 N/A 9,690,927
3,350,000 (f),(i) BBVA Bancomer S.A. 5.125 01/18/33 3,219,352
1,100,000 (f),(i) BBVA Bancomer S.A. Institucion de Banca Multiple Grupo Financiero BBVA Mexico 7.625 02/11/35 1,129,480
20,000,000 (f),(h),(i) BNP Paribas S.A. 7.450 N/A 20,120,000
7,950,000 CitiBank NA 4.914 05/29/30 8,102,632
3,275,000 CitiBank NA 5.570 04/30/34 3,411,455
4,025,000 Citigroup, Inc 3.200 10/21/26 3,967,494
2,200,000 Citigroup, Inc 4.300 11/20/26 2,196,826
3,800,000 Citigroup, Inc 4.450 09/29/27 3,803,647
2,250,000 Citigroup, Inc 4.125 07/25/28 2,234,035
7,700,000 Citigroup, Inc 4.542 09/19/30 7,665,097
20,000,000 Citigroup, Inc 2.572 06/03/31 18,138,229
4,900,000 (h) Citigroup, Inc 6.250 N/A 4,947,878
8,425,000 (h) Citigroup, Inc 7.625 N/A 8,866,403
7,500,000 (h) Citigroup, Inc 4.000 N/A 7,447,145
4,175,000 Cooperatieve Rabobank UA 3.750 07/21/26 4,141,419
8,650,000 (f) Credit Agricole S.A. 5.222 05/27/31 8,811,301
11,275,000 (f),(g),(h),(i) Credit Agricole S.A. 6.700 N/A 11,031,710
12,000,000 (f),(g),(h),(i) Credit Agricole S.A. 8.125 N/A 12,150,000
4,050,000 Deutsche Bank AG. 5.371 09/09/27 4,154,206
3,750,000 Deutsche Bank AG. 2.311 11/16/27 3,638,522
5,450,000 Deutsche Bank AG. 6.819 11/20/29 5,813,087
7,075,000 Deutsche Bank AG. 4.999 09/11/30 7,128,573
7,400,000 (h),(i) Deutsche Bank AG. 8.130 N/A 7,636,193
700,000 (f) Development Bank of Kazakhstan JSC 2.950 05/06/31 610,447
1,675,000 (f) Grupo Aval Ltd 4.375 02/04/30 1,535,884
635,000 (f),(h) Hana Bank 3.500 N/A 617,635
3,850,000 HSBC Holdings plc 3.973 05/22/30 3,749,339
590,000 HSBC Holdings plc 6.800 06/01/38 639,579
10,000,000 (h),(i) HSBC Holdings plc 8.000 N/A 10,462,810
6,400,000 (g),(h),(i) HSBC Holdings plc 6.950 N/A 6,433,894
UGX 8,000,000,000 (f) ICBC Standard Bank plc 14.250 06/26/34 1,768,716
3,000,000 (f) Intercorp Financial Services, Inc 4.125 10/19/27 2,915,799
4,500,000 (f),(h),(i) Intesa Sanpaolo SpA 7.700 N/A 4,508,302
2,400,000 (f) Itau Unibanco Holding S.A. 6.000 02/27/30 2,461,860
2,500,000 JPMorgan Chase & Co 3.200 06/15/26 2,476,036
3,525,000 JPMorgan Chase & Co 4.323 04/26/28 3,521,608
10,905,000 JPMorgan Chase & Co 3.702 05/06/30 10,613,702

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 6.5% (continued)
$ 9,975,000 JPMorgan Chase & Co 5.140% 01/24/31 $ 10,229,153
3,810,000 JPMorgan Chase & Co 1.953 02/04/32 3,304,069
10,000,000 JPMorgan Chase & Co 4.912 07/25/33 10,057,893
29,425,000 JPMorgan Chase & Co 5.350 06/01/34 30,273,075
5,625,000 JPMorgan Chase & Co 6.254 10/23/34 6,113,478
16,000,000 JPMorgan Chase & Co 5.766 04/22/35 16,809,421
5,000,000 JPMorgan Chase & Co 5.294 07/22/35 5,088,111
6,000,000 JPMorgan Chase & Co 4.946 10/22/35 5,937,150
12,925,000 JPMorgan Chase & Co 5.572 04/22/36 13,394,737
3,275,000 JPMorgan Chase & Co 2.525 11/19/41 2,295,523
14,550,000 JPMorgan Chase & Co 3.157 04/22/42 10,971,243
700,000 JPMorgan Chase & Co 4.260 02/22/48 589,779
7,380,000 (h) JPMorgan Chase & Co 3.650 N/A 7,260,190
12,500,000 (h) JPMorgan Chase & Co 6.875 N/A 13,194,000
2,425,000 Lloyds Banking Group plc 6.068 06/13/36 2,493,140
7,150,000 (h) M&T Bank Corp 3.500 N/A 6,904,940
3,000,000 (f),(i) Mizrahi Tefahot Bank Ltd 3.077 04/07/31 2,924,700
6,000,000 (h),(i) NatWest Group plc 8.125 N/A 6,471,924
6,300,000 (f) NBK SPC Ltd 1.625 09/15/27 6,067,278
3,000,000 (f),(h) NBK Tier  Financing Ltd 3.625 N/A 2,892,967
5,470,000 (f),(g),(h),(i) Nordea Bank Abp 6.625 N/A 5,501,453
4,720,000 PNC Bank NA 2.700 10/22/29 4,404,317
5,100,000 PNC Financial Services Group, Inc 5.575 01/29/36 5,256,416
4,105,000 (h) PNC Financial Services Group, Inc 3.400 N/A 3,964,383
6,000,000 (h) PNC Financial Services Group, Inc 6.200 N/A 6,113,331
1,960,000 Truist Bank 2.250 03/11/30 1,764,554
7,000,000 (h) Truist Financial Corp 4.950 N/A 6,986,497
4,500,000 (h) Truist Financial Corp 5.100 N/A 4,451,330
675,000 (f) Turkiye Garanti Bankasi AS. 8.375 02/28/34 685,788
500,000 (f) Turkiye Vakiflar Bankasi TAO 8.994 10/05/34 515,479
3,000,000 (f) United Overseas Bank Ltd 1.250 04/14/26 2,932,054
3,700,000 (f) United Overseas Bank Ltd 2.000 10/14/31 3,580,600
3,400,000 US Bancorp 4.839 02/01/34 3,357,226
3,425,000 Wells Fargo & Co 3.550 09/29/25 3,415,365
5,475,000 Wells Fargo & Co 2.393 06/02/28 5,274,694
7,900,000 Wells Fargo & Co 6.303 10/23/29 8,349,413
10,750,000 Wells Fargo & Co 5.211 12/03/35 10,791,352
7,975,000 Wells Fargo & Co 5.605 04/23/36 8,231,950
6,825,000 (g),(h) Wells Fargo & Co 7.625 N/A 7,330,371
10,575,000 (h) Wells Fargo & Co 3.900 N/A 10,466,614
TOTAL BANKS 706,859,674
CAPITAL GOODS - 1.3%
1,000,000 AECOM 5.125 03/15/27 1,003,029
4,350,000 Air Lease Corp 3.125 12/01/30 4,019,760
2,430,000 (f) Airbus SE 3.150 04/10/27 2,392,415
975,000 (f) Albion Financing  SARL 7.000 05/21/30 995,014
650,000 (f) BAE Systems plc 1.900 02/15/31 564,803
22,400,000 Boeing Co 2.196 02/04/26 22,050,387
1,350,000 Boeing Co 3.250 02/01/28 1,309,412
3,600,000 Boeing Co 5.705 05/01/40 3,556,579
24,025,000 Boeing Co 5.805 05/01/50 23,039,994
1,160,000 (f) Chart Industries, Inc 7.500 01/01/30 1,214,434
1,075,000 (f) Embraer Netherlands Finance BV 7.000 07/28/30 1,160,688
400,000 (f) Esab Corp 6.250 04/15/29 409,544
455,000 (f) Goat Holdco LLC 6.750 02/01/32 462,526
665,000 (f) Herc Holdings, Inc 6.625 06/15/29 682,289
425,000 (f) Herc Holdings, Inc 7.000 06/15/30 443,852
21,200,000 Honeywell International, Inc 5.000 03/01/35 21,336,491
2,000,000 (f) IHS Holding Ltd 7.875 05/29/30 2,004,459
1,500,000 (f),(g) IHS Holding Ltd 8.250 11/29/31 1,513,099
675,000 (f) James Hardie International Finance DAC 5.000 01/15/28 671,654
390,000 (f) JH North America Holdings, Inc 0.000 01/31/31 393,405

Core Bond

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.3% (continued)
$ 6,958,000 L3Harris Technologies, Inc 5.400% 07/31/33 $ 7,147,115
5,000,000 L3Harris Technologies, Inc 5.350 06/01/34 5,110,831
595,000 (f) Masterbrand, Inc 7.000 07/15/32 607,645
280,000 (f) MITER BRAND 6.750 04/01/32 287,184
1,000,000 (f) Quikrete Holdings, Inc 6.375 03/01/32 1,028,320
10,675,000 Raytheon Technologies Corp 4.125 11/16/28 10,631,934
6,500,000 Raytheon Technologies Corp 6.000 03/15/31 6,983,797
5,000,000 Raytheon Technologies Corp 5.375 02/27/53 4,786,071
1,675,000 (f) Sisecam UK plc 8.625 05/02/32 1,692,782
1,800,000 (f) Sociedad Quimica y Minera de Chile S.A. 6.500 11/07/33 1,910,984
2,500,000 (f) Sociedad Quimica y Minera de Chile S.A. 3.500 09/10/51 1,601,079
1,575,000 (f) TransDigm, Inc 6.875 12/15/30 1,634,201
1,470,000 (f) TransDigm, Inc 6.000 01/15/33 1,477,988
425,000 (f) WESCO Distribution, Inc 7.250 06/15/28 430,277
480,000 (f) WESCO Distribution, Inc 6.375 03/15/33 496,119
1,595,000 (f) Windsor Holdings III LLC 8.500 06/15/30 1,709,246
TOTAL CAPITAL GOODS 136,759,407
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
1,655,000 (f) ADT Corp 4.875 07/15/32 1,587,613
325,000 (f) ASGN, Inc 4.625 05/15/28 316,964
225,000 (f) CACI International, Inc 6.375 06/15/33 232,188
1,000,000 (f) Garda World Security Corp 4.625 02/15/27 993,801
1,035,000 (f) GTCR W-2 MERGER SUB LLC 7.500 01/15/31 1,098,668
1,338,000 (f) Prime Security Services Borrower LLC 5.750 04/15/26 1,344,939
1,300,000 (f) Prime Security Services Borrower LLC 3.375 08/31/27 1,259,049
2,655,000 (f) Prime Security Services Borrower LLC 6.250 01/15/28 2,659,158
3,675,000 Verisk Analytics, Inc 5.250 03/15/35 3,695,813
420,000 Verisk Analytics, Inc 3.625 05/15/50 299,951
1,235,000 Waste Management, Inc 1.500 03/15/31 1,055,933
7,700,000 Waste Management, Inc 4.950 03/15/35 7,732,656
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 22,276,733
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.4%
2,670,000 (f) Asbury Automotive Group, Inc 4.625 11/15/29 2,577,852
755,000 (f) Asbury Automotive Group, Inc 5.000 02/15/32 718,359
3,550,000 AutoNation, Inc 5.890 03/15/35 3,600,440
925,000 (f) Bath & Body Works, Inc 6.625 10/01/30 953,350
550,000 (f) Group 1 Automotive, Inc 4.000 08/15/28 530,894
6,975,000 Home Depot, Inc 4.950 06/25/34 7,059,038
636,000 (g) Kohl's Corp 4.625 05/01/31 456,563
800,000 (f) LCM Investments Holdings II LLC 4.875 05/01/29 777,961
790,000 (f) LCM Investments Holdings II LLC 8.250 08/01/31 839,915
850,000 (f) Lithia Motors, Inc 4.625 12/15/27 843,367
2,450,000 (f),(g) Macy's Retail Holdings LLC 6.125 03/15/32 2,335,767
4,900,000 (f) Magic Mergeco, Inc 5.250 05/01/28 3,917,559
4,215,000 O'Reilly Automotive, Inc 3.550 03/15/26 4,188,846
2,175,000 O'Reilly Automotive, Inc 3.600 09/01/27 2,145,798
2,100,000 O'Reilly Automotive, Inc 4.200 04/01/30 2,078,694
9,530,000 O'Reilly Automotive, Inc 1.750 03/15/31 8,201,026
437,000 (f) Prosus NV 4.850 07/06/27 437,504
1,425,000 (f) Prosus NV 4.193 01/19/32 1,334,726
1,500,000 (f) Queen MergerCo, Inc 6.750 04/30/32 1,545,303
3,025,000 Walmart, Inc 4.350 04/28/30 3,059,636
460,000 (f) Wand NewCo 3, Inc 7.625 01/30/32 483,427
335,000 (f) Wayfair LLC 7.250 10/31/29 335,150
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 48,421,175
CONSUMER DURABLES & APPAREL - 0.1%
1,000,000 (f),(g) CD&R Smokey Buyer, Inc 9.500 10/15/29 814,892
5,000,000 Lennar Corp 5.000 06/15/27 5,034,902
1,175,000 Newell Brands, Inc 6.375 09/15/27 1,190,777
TOTAL CONSUMER DURABLES & APPAREL 7,040,571
CONSUMER SERVICES - 0.3%
1,035,000 (f) 1011778 BC ULC 6.125 06/15/29 1,061,469

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES - 0.3% (continued)
$ 1,455,000 (f),(g) Caesars Entertainment, Inc 6.000% 10/15/32 $ 1,426,936
2,000,000 (f) CDI Escrow Issuer, Inc 5.750 04/01/30 2,006,518
3,285,000 (f) Churchill Downs, Inc 6.750 05/01/31 3,376,395
1,960,000 (f) Flutter Treasury Designated Activity Co 6.375 04/29/29 2,018,884
125,000 (f) Hilton Domestic Operating Co, Inc 5.750 05/01/28 125,282
2,990,000 (f) Hilton Domestic Operating Co, Inc 5.875 04/01/29 3,053,911
2,200,000 (f) Hilton Domestic Operating Co, Inc 3.625 02/15/32 1,992,887
400,000 (f) International Game Technology plc 4.125 04/15/26 399,751
540,000 (f) International Game Technology plc 6.250 01/15/27 546,388
350,000 (f) Light & Wonder International, Inc 7.500 09/01/31 366,244
425,000 (f),(g) Marriott Ownership Resorts, Inc 4.500 06/15/29 408,173
2,000,000 (f) Meituan 4.500 04/02/28 1,999,411
1,475,000 MGM Resorts International 6.125 09/15/29 1,500,290
1,420,000 (f) Motion Finco Sarl 8.375 02/15/32 1,300,861
158,000 (f) NCL Corp Ltd 5.875 03/15/26 158,197
2,335,000 Sands China Ltd 2.300 03/08/27 2,240,247
1,400,000 Sands China Ltd 5.900 08/08/28 1,410,440
1,200,000 Service Corp International 5.750 10/15/32 1,212,238
1,980,000 (f) Six Flags Entertainment Corp 6.625 05/01/32 2,042,241
1,175,000 (f) Wynn Macau Ltd 5.625 08/26/28 1,155,129
1,100,000 (f) Wynn Resorts Finance LLC 6.250 03/15/33 1,107,053
TOTAL CONSUMER SERVICES 30,908,945
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.4%
3,505,000 (f) Albertsons Cos, Inc 6.500 02/15/28 3,588,519
500,000 (f) Albertsons Cos, Inc 6.250 03/15/33 515,413
18,300,000 Kroger Co 5.000 09/15/34 18,169,118
7,325,000 Kroger Co 5.500 09/15/54 6,953,272
1,380,000 (f) Performance Food Group, Inc 6.125 09/15/32 1,411,649
730,000 SYSCO Corp 3.750 10/01/25 728,443
2,850,000 SYSCO Corp 5.400 03/23/35 2,898,866
3,700,000 SYSCO Corp 3.150 12/14/51 2,363,661
785,000 (f) US Foods, Inc 6.875 09/15/28 811,669
5,900,000 Walmart, Inc 2.500 09/22/41 4,166,611
5,150,000 Walmart, Inc 4.500 04/15/53 4,510,684
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 46,117,905
ENERGY - 3.3%
2,500,000 (f) Antero Midstream Partners LP 5.750 01/15/28 2,495,777
2,000,000 (f) Antero Midstream Partners LP 6.625 02/01/32 2,065,700
1,875,000 (f) Archrock Partners LP 6.250 04/01/28 1,881,207
1,580,000 (f) Archrock Partners LP 6.625 09/01/32 1,609,763
9,200,000 BP Capital Markets America, Inc 5.227 11/17/34 9,360,555
400,000 (f) Buckeye Partners LP 6.750 02/01/30 415,215
12,300,000 Cheniere Energy Partners LP 4.000 03/01/31 11,704,456
4,250,000 Cheniere Energy Partners LP 3.250 01/31/32 3,809,854
6,900,000 Cheniere Energy Partners LP 5.750 08/15/34 7,086,096
2,000,000 (f) Chord Energy Corp 6.750 03/15/33 2,043,246
1,440,000 (f) Civitas Resources, Inc 8.375 07/01/28 1,474,432
1,750,000 (f) Civitas Resources, Inc 8.750 07/01/31 1,769,441
1,475,000 (f) CNX Resources Corp 7.250 03/01/32 1,527,233
2,000,000 (f) Cosan Ltd 5.500 09/20/29 1,943,598
1,790,000 (f) DT Midstream, Inc 4.125 06/15/29 1,728,828
1,490,000 (f) DT Midstream, Inc 4.375 06/15/31 1,426,801
1,050,000 Ecopetrol S.A. 6.875 04/29/30 1,040,468
2,275,000 Ecopetrol S.A. 4.625 11/02/31 1,921,403
2,675,000 (f) Empresa Nacional del Petroleo 3.450 09/16/31 2,380,090
6,875,000 Enbridge, Inc 5.700 03/08/33 7,127,886
3,960,000 Enbridge, Inc 2.500 08/01/33 3,290,433
10,350,000 Enbridge, Inc 8.500 01/15/84 11,523,359
2,424,000 (f) Energean Israel Finance Ltd 4.875 03/30/26 2,392,367
1,450,000 (f) Energean Israel Finance Ltd 8.500 09/30/33 1,485,668
2,675,000 Energy Transfer LP 4.750 01/15/26 2,674,971
1,235,000 Energy Transfer LP 3.750 05/15/30 1,184,931

Core Bond

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 3.3% (continued)
$ 10,800,000 Energy Transfer LP 5.750% 02/15/33 $ 11,210,333
4,100,000 Energy Transfer LP 6.550 12/01/33 4,448,349
2,450,000 Energy Transfer LP 5.550 05/15/34 2,480,310
450,000 Energy Transfer LP 5.400 10/01/47 400,735
4,100,000 Energy Transfer LP 6.250 04/15/49 4,044,136
4,625,000 Energy Transfer LP 5.000 05/15/50 3,864,975
7,950,000 Energy Transfer LP 5.950 05/15/54 7,562,814
10,000,000 (h) Energy Transfer LP 7.125 N/A 10,186,640
1,670,000 Energy Transfer Operating LP 5.500 06/01/27 1,699,847
1,425,000 Enterprise Products Operating LLC 4.250 02/15/48 1,154,615
2,300,000 Enterprise Products Operating LLC 4.200 01/31/50 1,822,841
4,575,000 Enterprise Products Operating LLC 3.200 02/15/52 2,985,244
6,575,000 Enterprise Products Operating LLC 3.300 02/15/53 4,347,721
850,000 (f) EQT Corp 3.125 05/15/26 836,911
1,200,000 (f) EQT Corp 6.500 07/01/27 1,227,039
1,756,000 (f) EQT Corp 4.500 01/15/29 1,734,655
695,000 (f) EQT Corp 6.375 04/01/29 716,889
1,600,000 Expand Energy Corp 5.700 01/15/35 1,622,814
2,211,450 (f) Galaxy Pipeline Assets Bidco Ltd 2.160 03/31/34 1,960,650
2,750,000 (f) Galaxy Pipeline Assets Bidco Ltd 2.625 03/31/36 2,336,375
490,000 Genesis Energy LP 8.250 01/15/29 512,388
1,450,000 (f) Hilcorp Energy I LP 5.750 02/01/29 1,431,131
1,450,000 (f) Hilcorp Energy I LP 6.000 02/01/31 1,398,350
2,000,000 (f) Hilcorp Energy I LP 8.375 11/01/33 2,075,174
3,500,000 (f),(g) KazMunayGas National Co JSC 3.500 04/14/33 3,033,372
2,000,000 (f) Kinetik Holdings LP 6.625 12/15/28 2,045,580
1,070,000 (f) Kodiak Gas Services LLC 7.250 02/15/29 1,106,820
1,325,000 (f) Kosmos Energy Ltd 7.750 05/01/27 1,177,594
725,000 (f),(g) Kosmos Energy Ltd 8.750 10/01/31 537,208
15,040,000 Marathon Petroleum Corp 3.800 04/01/28 14,827,937
1,000,000 Marathon Petroleum Corp 4.750 09/15/44 831,744
2,750,000 Marathon Petroleum Corp 5.000 09/15/54 2,257,602
1,500,000 (f) Medco Maple Tree Pte Ltd 8.960 04/27/29 1,561,351
5,000,000 (f) MEG Energy Corp 5.875 02/01/29 4,994,896
710,000 (f) Midwest Connector Capital Co LLC 4.625 04/01/29 703,981
4,475,000 MPLX LP 1.750 03/01/26 4,388,558
7,235,000 MPLX LP 2.650 08/15/30 6,547,999
7,735,000 (f) Northern Natural Gas Co 3.400 10/16/51 5,094,815
5,000,000 Occidental Petroleum Corp 3.500 08/15/29 4,647,788
1,450,000 (f) Oleoducto Central S.A. 4.000 07/14/27 1,412,036
7,750,000 ONEOK, Inc 4.500 03/15/50 5,981,826
1,600,000 ONEOK, Inc 5.700 11/01/54 1,476,869
1,075,000 (f) ORLEN S.A. 6.000 01/30/35 1,102,258
2,000,000 (f) Parkland Corp 4.500 10/01/29 1,922,570
1,260,000 (f) Parkland Corp 4.625 05/01/30 1,206,527
1,210,000 (f) Permian Resources Operating LLC 7.000 01/15/32 1,254,385
3,600,000 (f) Pertamina Hulu Energi PT 5.250 05/21/30 3,637,999
6,200,000 (f) Pertamina Persero PT 1.400 02/09/26 6,076,014
850,000 (f),(g) Pertamina Persero PT 3.650 07/30/29 815,843
1,667,000 Petrobras Global Finance BV 5.999 01/27/28 1,697,461
1,200,000 Petrobras Global Finance BV 6.900 03/19/49 1,139,003
1,000,000 Petroleos Mexicanos 5.950 01/28/31 904,030
6,244,000 Petroleos Mexicanos 6.700 02/16/32 5,801,162
3,000,000 Petroleos Mexicanos 7.690 01/23/50 2,359,756
4,870,000 (f) Petronas Capital Ltd 4.950 01/03/31 4,966,807
3,600,000 (f) Petronas Capital Ltd 5.340 04/03/35 3,686,880
1,000,000 (f) Petronas Energy Canada Ltd 2.112 03/23/28 943,826
15,790,000 Phillips 66 2.150 12/15/30 13,905,180
860,000 Phillips 66 Co 3.150 12/15/29 814,851
775,000 Phillips 66 Co 4.680 02/15/45 648,250
2,050,000 (f) Promigas S.A. ESP 3.750 10/16/29 1,906,100
3,000,000 (f) Qatar Petroleum 2.250 07/12/31 2,626,140

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 3.3% (continued)
$ 2,100,000 (f) Raizen Fuels Finance S.A. 5.700% 01/17/35 $ 1,966,125
8,670,000 Sabine Pass Liquefaction LLC 5.875 06/30/26 8,717,183
8,365,000 Sabine Pass Liquefaction LLC 4.500 05/15/30 8,351,006
3,175,000 (f) Saudi Arabian Oil Co 2.250 11/24/30 2,816,279
1,375,000 (f) Saudi Arabian Oil Co 5.250 07/17/34 1,389,293
880,000 (f) SM Energy Co 6.750 08/01/29 876,765
3,425,000 (f) Southern Gas Corridor CJSC 6.875 03/24/26 3,466,927
1,975,000 Sunoco Logistics Partners Operations LP 4.000 10/01/27 1,960,094
2,235,000 (f) Sunoco LP 7.000 05/01/29 2,327,491
1,150,000 Sunoco LP 4.500 05/15/29 1,116,409
300,000 Targa Resources Partners LP 6.500 07/15/27 300,197
1,700,000 (f) Tengizchevroil Finance Co International Ltd 2.625 08/15/25 1,693,336
2,200,000 (f) Thaioil Treasury Center Co Ltd 2.500 06/18/30 1,919,567
1,450,000 TotalEnergies Capital International S.A. 2.986 06/29/41 1,068,873
5,550,000 TotalEnergies Capital International S.A. 3.127 05/29/50 3,661,361
2,000,000 TotalEnergies Capital S.A. 5.488 04/05/54 1,924,628
6,025,000 TotalEnergies Capital S.A. 5.425 09/10/64 5,636,669
7,835,000 TransCanada Trust 5.500 09/15/79 7,757,726
888,000 (f) Transocean, Inc 8.750 02/15/30 913,169
500,000 USA Compression Partners LP 6.875 09/01/27 501,006
2,125,000 (f) USA Compression Partners LP 7.125 03/15/29 2,177,980
2,000,000 (f) Venture Global Calcasieu Pass LLC 4.125 08/15/31 1,851,184
2,205,000 (f) Venture Global LNG, Inc 8.125 06/01/28 2,278,965
3,000,000 (f) Venture Global LNG, Inc 9.875 02/01/32 3,239,889
635,000 (f) Venture Global Plaquemines LNG LLC 6.500 01/15/34 635,000
7,050,000 Williams Cos, Inc 2.600 03/15/31 6,316,234
5,550,000 Williams Cos, Inc 5.650 03/15/33 5,767,514
TOTAL ENERGY 360,098,602
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.2%
6,850,000 Agree LP 2.000 06/15/28 6,420,808
2,175,000 American Homes 4 Rent LP 5.250 03/15/35 2,158,896
600,000 American Tower Corp 3.375 10/15/26 592,331
1,200,000 American Tower Corp 3.600 01/15/28 1,178,142
5,370,000 American Tower Corp 1.500 01/31/28 5,001,570
5,800,000 American Tower Corp 3.800 08/15/29 5,639,141
6,950,000 American Tower Corp 2.900 01/15/30 6,476,162
1,375,000 American Tower Corp 2.100 06/15/30 1,221,127
890,000 American Tower Corp 1.875 10/15/30 773,619
5,400,000 American Tower Corp 5.400 01/31/35 5,512,552
10,206,000 Brixmor Operating Partnership LP 2.250 04/01/28 9,654,122
1,525,000 Digital Realty Trust LP 3.600 07/01/29 1,478,184
7,735,000 Essential Properties LP 2.950 07/15/31 6,878,807
3,200,000 Essex Portfolio LP 3.000 01/15/30 2,992,309
5,575,000 Essex Portfolio LP 5.375 04/01/35 5,657,500
4,150,000 GLP Capital LP 4.000 01/15/30 3,988,114
4,125,000 Healthcare Realty Holdings LP 3.500 08/01/26 4,073,310
3,000,000 Healthcare Realty Holdings LP 3.625 01/15/28 2,926,898
8,015,000 Healthcare Realty Holdings LP 3.100 02/15/30 7,433,529
1,660,000 Healthcare Realty Holdings LP 2.400 03/15/30 1,479,663
925,000 Healthcare Realty Holdings LP 2.050 03/15/31 773,248
7,500,000 Highwoods Realty LP 3.875 03/01/27 7,361,976
1,025,000 Highwoods Realty LP 4.125 03/15/28 1,003,259
1,350,000 Highwoods Realty LP 4.200 04/15/29 1,312,858
8,010,000 Highwoods Realty LP 3.050 02/15/30 7,314,290
2,085,000 Highwoods Realty LP 2.600 02/01/31 1,801,309
155,000 (f) Iron Mountain, Inc 7.000 02/15/29 160,456
1,310,000 (f) Iron Mountain, Inc 6.250 01/15/33 1,346,950
4,385,000 Kite Realty Group LP 4.950 12/15/31 4,400,311
3,375,000 (g) MPT Operating Partnership LP 3.500 03/15/31 2,385,984
345,000 (f) MPT Operating Partnership LP 8.500 02/15/32 361,062
1,075,000 ProLogis LP 2.875 11/15/29 1,013,318
1,100,000 Regency Centers LP 3.900 11/01/25 1,096,105

Core Bond

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.2% (continued)
$ 950,000 Regency Centers LP 3.600% 02/01/27 $ 941,179
3,575,000 Regency Centers LP 2.950 09/15/29 3,382,646
8,398,000 (f) SBA Tower Trust 1.884 01/15/26 8,260,821
7,500,000 (f) SBA Tower Trust 1.631 11/15/26 7,195,820
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 131,648,376
FINANCIAL SERVICES - 2.8%
9,050,000 AerCap Ireland Capital DAC 1.750 01/30/26 8,891,776
17,975,000 AerCap Ireland Capital DAC 3.000 10/29/28 17,124,332
7,000,000 AerCap Ireland Capital DAC 3.300 01/30/32 6,341,929
1,250,000 AerCap Ireland Capital DAC 3.850 10/29/41 999,496
5,705,000 (h) Bank of New York Mellon Corp 4.700 N/A 5,689,248
4,690,000 Block, Inc 6.500 05/15/32 4,838,781
622,500 (f) Brazil Minas SPE via State of Minas Gerais 5.333 02/15/28 617,539
2,490,000 Capital One Financial Corp 3.750 03/09/27 2,468,974
5,490,000 (g),(h) Capital One Financial Corp 3.950 N/A 5,356,575
7,550,000 (f) Citadel Finance LLC 5.900 02/10/30 7,621,684
600,000 (f) Compass Group Diversified Holdings LLC 5.250 04/15/29 538,562
2,500,000 Corebridge Financial, Inc 6.050 09/15/33 2,631,589
3,475,000 Corebridge Financial, Inc 5.750 01/15/34 3,610,246
5,400,000 Discover Bank 3.450 07/27/26 5,340,214
2,275,000 Discover Bank 2.700 02/06/30 2,096,102
1,705,000 (f) FirstCash, Inc 6.875 03/01/32 1,764,322
5,330,000 Fiserv, Inc 3.500 07/01/29 5,134,389
5,275,000 Fiserv, Inc 5.450 03/15/34 5,403,209
11,000,000 (g) Fiserv, Inc 5.150 08/12/34 11,040,211
5,800,000 Goldman Sachs Group, Inc 5.798 08/10/26 5,808,053
5,600,000 Goldman Sachs Group, Inc 4.482 08/23/28 5,607,439
12,425,000 Goldman Sachs Group, Inc 5.330 07/23/35 12,533,026
360,000 Goldman Sachs Group, Inc 6.750 10/01/37 395,201
1,900,000 Goldman Sachs Group, Inc 4.411 04/23/39 1,712,853
4,875,000 Goldman Sachs Group, Inc 3.210 04/22/42 3,646,010
725,000 Goldman Sachs Group, Inc 3.436 02/24/43 552,757
10,000,000 (h) Goldman Sachs Group, Inc 7.500 N/A 10,529,270
5,900,000 (g),(h) Goldman Sachs Group, Inc 7.500 N/A 6,265,116
800,000 (f) HAT Holdings I LLC 8.000 06/15/27 833,463
925,000 Icahn Enterprises LP 5.250 05/15/27 896,261
3,800,000 Icahn Enterprises LP 4.375 02/01/29 3,194,196
5,400,000 (f) Indian Railway Finance Corp Ltd 2.800 02/10/31 4,860,840
2,500,000 (f) Jane Street Group 6.125 11/01/32 2,523,865
715,000 (f) Jane Street Group 6.750 05/01/33 735,167
5,900,000 (h),(i) Lloyds Banking Group plc 6.750 N/A 5,773,033
2,500,000 (f) Minejesa Capital BV 5.625 08/10/37 2,406,737
1,040,000 Morgan Stanley 4.000 07/23/25 1,039,022
11,950,000 Morgan Stanley 3.125 07/27/26 11,800,595
685,000 Morgan Stanley 3.950 04/23/27 680,697
6,825,000 Morgan Stanley 5.192 04/17/31 6,996,510
15,750,000 Morgan Stanley 5.250 04/21/34 16,021,659
3,625,000 Morgan Stanley 5.424 07/21/34 3,713,459
3,675,000 Morgan Stanley 5.831 04/19/35 3,850,147
12,525,000 Morgan Stanley 5.320 07/19/35 12,677,900
11,850,000 Morgan Stanley 5.587 01/18/36 12,164,203
9,475,000 Morgan Stanley 5.664 04/17/36 9,818,445
2,350,000 (f) Muthoot Finance Ltd 6.375 04/23/29 2,345,217
5,000,000 Navient Corp 5.000 03/15/27 4,979,686
1,345,000 OneMain Finance Corp 3.500 01/15/27 1,316,767
5,000,000 OneMain Finance Corp 4.000 09/15/30 4,613,668
2,000,000 OneMain Finance Corp 7.125 11/15/31 2,080,950
350,000 (f) PennyMac Financial Services, Inc 7.875 12/15/29 371,659
400,000 (f) PennyMac Financial Services, Inc 6.875 05/15/32 408,988
2,975,000 (f),(g) Power Finance Corp Ltd 3.950 04/23/30 2,851,038
1,065,000 (f) Rocket Cos, Inc 6.125 08/01/30 1,085,267
1,125,000 (f) Rocket Cos, Inc 6.375 08/01/33 1,151,101

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.8% (continued)
$ 2,000,000 (f),(g) Rocket Mortgage LLC 4.000% 10/15/33 $ 1,789,336
550,000 Springleaf Finance Corp 5.375 11/15/29 541,005
815,000 (f) Starwood Property Trust, Inc 6.500 07/01/30 841,781
6,950,000 (h) State Street Corp 6.700 N/A 7,257,829
1,000,000 (f),(g) SURA Asset Management S.A. 6.350 05/13/32 1,051,100
6,450,000 (f) UBS Group AG. 1.305 02/02/27 6,328,326
4,600,000 (f) UBS Group AG. 6.442 08/11/28 4,779,727
7,500,000 (f) UBS Group AG. 5.617 09/13/30 7,787,834
3,500,000 (f) UBS Group AG. 3.179 02/11/43 2,566,126
4,000,000 (f),(h),(i) UBS Group AG. 9.250 N/A 4,625,644
800,000 (f) UWM Holdings LLC 6.625 02/01/30 800,827
2,000,000 (f),(g) VistaJet Malta Finance plc 6.375 02/01/30 1,874,960
665,000 (f) Walker & Dunlop, Inc 6.625 04/01/33 682,445
800,000 (f) WEX, Inc 6.500 03/15/33 807,122
TOTAL FINANCIAL SERVICES 307,483,505
FOOD, BEVERAGE & TOBACCO - 0.7%
3,100,000 (f) Anadolu Efes Biracilik Ve Malt Sanayii AS. 3.375 06/29/28 2,795,721
16,675,000 Anheuser-Busch Cos LLC 4.700 02/01/36 16,270,628
12,553,000 Anheuser-Busch Cos LLC 4.900 02/01/46 11,506,586
2,000,000 (f) Bimbo Bakeries USA, Inc 6.050 01/15/29 2,090,618
3,250,000 (f) Cia Cervecerias Unidas S.A. 3.350 01/19/32 2,883,291
3,000,000 (f) Coca-Cola Icecek AS. 4.500 01/20/29 2,916,340
1,875,000 (f) Embotelladora Andina S.A. 3.950 01/21/50 1,411,688
2,250,000 (f) Gruma SAB de C.V. 5.390 12/09/34 2,259,219
2,000,000 (f) Grupo Bimbo SAB de C.V. 4.700 11/10/47 1,663,081
5,550,000 (f) Mars, Inc 5.200 03/01/35 5,616,484
5,000,000 (f) Mars, Inc 5.650 05/01/45 5,012,091
3,950,000 (f) Mars, Inc 5.700 05/01/55 3,940,357
1,500,000 (f) NBM US Holdings, Inc 6.625 08/06/29 1,508,660
9,000,000 Philip Morris International, Inc 5.250 02/13/34 9,179,447
680,000 (f) Post Holdings, Inc 6.250 02/15/32 698,825
2,000,000 (f) Post Holdings, Inc 6.375 03/01/33 2,018,234
5,500,000 (f) Primo Water Holdings, Inc 4.375 04/30/29 5,332,415
2,500,000 (f) Ulker Biskuvi Sanayi AS. 7.875 07/08/31 2,555,665
1,305,000 (f) Viking Baked Goods Acquisition Corp 8.625 11/01/31 1,278,598
TOTAL FOOD, BEVERAGE & TOBACCO 80,937,948
HEALTH CARE EQUIPMENT & SERVICES - 1.2%
980,000 Advocate Health & Hospitals Corp 3.008 06/15/50 649,685
285,000 Aetna, Inc 6.625 06/15/36 305,860
2,100,000 Boston Scientific Corp 2.650 06/01/30 1,944,121
3,700,000 Cardinal Health, Inc 5.750 11/15/54 3,646,906
1,640,000 Centene Corp 2.450 07/15/28 1,522,962
8,310,000 Centene Corp 3.000 10/15/30 7,425,160
6,250,000 (f) CHS 5.250 05/15/30 5,542,172
430,000 (f) Concentra Escrow Issuer Corp 6.875 07/15/32 445,206
495,000 CVS Health Corp 3.875 07/20/25 494,622
8,550,000 CVS Health Corp 4.780 03/25/38 7,846,579
19,325,000 CVS Health Corp 5.050 03/25/48 16,686,130
1,000,000 (f) DaVita, Inc 4.625 06/01/30 958,122
2,000,000 (f) DaVita, Inc 6.875 09/01/32 2,072,360
1,845,000 (f) DaVita, Inc 6.750 07/15/33 1,905,141
9,160,000 Elevance Health, Inc 2.250 05/15/30 8,269,095
2,625,000 Elevance Health, Inc 5.125 02/15/53 2,343,684
2,815,000 HCA, Inc 5.625 09/01/28 2,898,204
5,000,000 HCA, Inc 3.500 09/01/30 4,728,165
9,475,000 HCA, Inc 3.625 03/15/32 8,739,605
21,525,000 HCA, Inc 5.750 03/01/35 22,135,733
3,500,000 (f) Hologic, Inc 3.250 02/15/29 3,335,331
1,975,000 (f) IQVIA, Inc 6.250 06/01/32 2,026,781
800,000 (f) Molina Healthcare, Inc 6.250 01/15/33 814,319
225,000 Tenet Healthcare Corp 4.625 06/15/28 222,179
5,400,000 Tenet Healthcare Corp 6.125 10/01/28 5,407,565

Core Bond

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.2% (continued)
$ 2,500,000 Tenet Healthcare Corp 4.250% 06/01/29 $ 2,424,542
3,200,000 Tenet Healthcare Corp 4.375 01/15/30 3,097,601
7,185,000 UnitedHealth Group, Inc 2.300 05/15/31 6,332,143
2,750,000 (g) UnitedHealth Group, Inc 5.150 07/15/34 2,777,768
1,375,000 UnitedHealth Group, Inc 3.750 10/15/47 1,023,576
TOTAL HEALTH CARE EQUIPMENT & SERVICES 128,021,317
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
3,150,000 Church & Dwight Co, Inc 2.300 12/15/31 2,748,408
1,170,000 (f) Coty, Inc 6.625 07/15/30 1,196,794
8,175,000 Haleon US Capital LLC 3.625 03/24/32 7,648,370
8,350,000 Unilever Capital Corp 4.625 08/12/34 8,286,336
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 19,879,908
INSURANCE - 1.8%
2,550,000 (f) Acrisure LLC 4.250 02/15/29 2,447,293
700,000 (f) Acrisure LLC 6.750 07/01/32 709,921
131,000 Aflac, Inc 6.450 08/15/40 142,423
825,000 (f) Alliant Holdings Intermediate LLC 4.250 10/15/27 809,821
4,360,000 (f) Alliant Holdings Intermediate LLC 6.750 04/15/28 4,432,398
2,000,000 (f) Alliant Holdings Intermediate LLC 6.500 10/01/31 2,037,198
6,400,000 (f) Allianz SE 6.350 09/06/53 6,700,410
11,160,000 Aon Corp 2.800 05/15/30 10,340,105
1,450,000 Aon Corp 5.350 02/28/33 1,492,671
1,775,000 (f) Ardonagh Finco Ltd 7.750 02/15/31 1,855,708
4,500,000 AXIS Specialty Finance LLC 4.900 01/15/40 4,310,145
825,000 Berkshire Hathaway Finance Corp 2.875 03/15/32 760,525
9,950,000 Berkshire Hathaway Finance Corp 2.850 10/15/50 6,420,875
1,500,000 Berkshire Hathaway Finance Corp 3.850 03/15/52 1,160,713
1,300,000 Brown & Brown, Inc 5.550 06/23/35 1,325,658
8,225,000 (f) Five Corners Funding Trust II 2.850 05/15/30 7,635,159
2,500,000 (f) Hanwha Life Insurance Co Ltd 3.379 02/04/32 2,432,827
15,431,000 Hartford Financial Services Group, Inc 2.800 08/19/29 14,515,240
350,000 Hartford Financial Services Group, Inc 4.300 04/15/43 295,001
3,400,000 Hartford Financial Services Group, Inc 2.900 09/15/51 2,126,162
2,755,000 (f) HUB International Ltd 7.250 06/15/30 2,879,071
1,450,000 (f) Liberty Mutual Group, Inc 3.951 10/15/50 1,060,133
525,000 MetLife, Inc 3.600 11/13/25 523,519
1,025,000 MetLife, Inc 5.000 07/15/52 928,879
9,875,000 MetLife, Inc 6.350 03/15/55 10,142,879
5,870,000 (h) MetLife, Inc 3.850 N/A 5,839,674
8,800,000 (f) Omnis Funding Trust 6.722 05/15/55 9,119,221
3,250,000 (f) Panther Escrow Issuer LLC 7.125 06/01/31 3,375,941
10,175,000 PartnerRe Finance B LLC 4.500 10/01/50 9,573,798
3,500,000 Principal Financial Group, Inc 2.125 06/15/30 3,115,414
1,975,000 Prudential Financial, Inc 5.200 03/14/35 1,996,327
2,000,000 Prudential Financial, Inc 3.905 12/07/47 1,562,499
5,500,000 Prudential Financial, Inc 5.125 03/01/52 5,319,179
10,250,000 Prudential Financial, Inc 6.500 03/15/54 10,529,302
9,575,000 Reinsurance Group of America, Inc 5.750 09/15/34 9,828,095
5,275,000 RenaissanceRe Holdings Ltd 5.800 04/01/35 5,419,669
985,000 (f) Ryan Specialty LLC 5.875 08/01/32 992,748
11,300,000 (f) Swiss Re Finance Luxembourg S.A. 5.000 04/02/49 11,254,800
16,100,000 UnitedHealth Group, Inc 5.625 07/15/54 15,617,342
3,900,000 (a),(f) Vitality Re XIV Ltd, (3-Month US Treasury Bill + 3.500%) 7.812 01/05/27 3,992,430
1,900,000 (a),(f) Vitality Re XV Ltd, (3-Month US Treasury Bill + 2.500%) 0.000 01/07/28 1,932,110
5,000,000 (a),(f) Vitality Re XVI Ltd, (3-Month U.S. Treasury Bill + 1.750%) 6.049 01/08/29 5,001,000
TOTAL INSURANCE 191,954,283
MATERIALS - 1.1%
875,000 (f) Alpek SAB de C.V. 4.250 09/18/29 831,572
2,000,000 (f) Alpek SAB de C.V. 3.250 02/25/31 1,752,829
370,000 Amcor Flexibles North America, Inc 3.100 09/15/26 363,588
4,725,000 Amcor Flexibles North America, Inc 2.630 06/19/30 4,286,863
7,535,000 Amcor Flexibles North America, Inc 2.690 05/25/31 6,747,147

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 1.1% (continued)
$ 2,300,000 AngloGold Ashanti Holdings plc 3.375% 11/01/28 $ 2,195,633
2,500,000 AngloGold Ashanti Holdings plc 3.750 10/01/30 2,332,739
1,778,000 (f) Antofagasta plc 2.375 10/14/30 1,573,275
1,600,000 (f) Antofagasta plc 5.625 05/13/32 1,627,634
1,150,000 (f) Antofagasta plc 6.250 05/02/34 1,205,758
1,445,000 (f) Arsenal AIC Parent LLC 8.000 10/01/30 1,542,090
400,000 (f) Avient Corp 6.250 11/01/31 403,739
3,570,000 Ball Corp 6.875 03/15/28 3,653,245
1,850,000 Ball Corp 2.875 08/15/30 1,667,747
10,105,000 Berry Global, Inc 1.570 01/15/26 9,924,332
6,100,000 Berry Global, Inc 1.650 01/15/27 5,850,993
1,350,000 (f) Celulosa Arauco y Constitucion S.A. 6.180 05/05/32 1,375,110
3,475,000 (f),(h) Cemex SAB de C.V. 7.200 N/A 3,510,619
1,500,000 Commercial Metals Co 4.125 01/15/30 1,434,638
3,000,000 (f) Corp Nacional del Cobre de Chile 3.000 09/30/29 2,780,690
2,000,000 (f) Corp Nacional del Cobre de Chile 3.150 01/14/30 1,855,553
3,500,000 (f) Corp Nacional del Cobre de Chile 6.330 01/13/35 3,631,880
325,000 (f) Corp Nacional del Cobre de Chile 6.440 01/26/36 339,961
265,000 DowDuPont, Inc 4.493 11/15/25 264,601
800,000 (f) Freeport Indonesia PT 4.763 04/14/27 797,950
1,860,000 (f) Freeport Indonesia PT 5.315 04/14/32 1,864,724
1,500,000 (f) Fresnillo plc 4.250 10/02/50 1,093,665
1,500,000 (f) Inversiones CMPC S.A. 4.375 04/04/27 1,486,378
4,900,000 (f) Inversiones CMPC S.A. 3.000 04/06/31 4,322,698
3,000,000 (f) Klabin Austria GmbH 5.750 04/03/29 3,021,414
3,000,000 (f) Kraton Corp 5.000 07/15/27 3,036,510
2,600,000 (f) MEGlobal BV 2.625 04/28/28 2,447,619
2,000,000 (f) Mineral Resources Ltd 8.000 11/01/27 2,009,320
1,325,000 (f) Mineral Resources Ltd 9.250 10/01/28 1,356,016
725,000 (f),(g) Nexa Resources S.A. 6.750 04/09/34 757,292
6,350,000 Nutrien Ltd 2.950 05/13/30 5,911,116
1,000,000 (f) OCP S.A. 6.100 04/30/30 1,013,302
1,600,000 (f) OCP S.A. 3.750 06/23/31 1,433,418
1,075,000 (f) OCP S.A. 6.750 05/02/34 1,113,475
855,000 (f) Olin Corp 6.625 04/01/33 841,507
1,150,000 (f) Orbia Advance Corp SAB de C.V. 6.800 05/13/30 1,175,300
1,750,000 (g) Sasol Financing USA LLC 4.375 09/18/26 1,722,290
670,000 (f) Sealed Air Corp 6.125 02/01/28 679,824
600,000 (f) Sealed Air Corp 7.250 02/15/31 631,487
1,280,000 (f),(g) Sealed Air Corp 6.500 07/15/32 1,326,417
2,400,000 Suzano Austria GmbH 3.750 01/15/31 2,246,774
5,000,000 Suzano Austria GmbH 3.125 01/15/32 4,406,341
4,070,000 (f),(g) Tronox, Inc 4.625 03/15/29 3,512,040
3,675,000 (f) UltraTech Cement Ltd 2.800 02/16/31 3,288,943
5,000,000 (f) Windfall Mining Group, Inc 5.854 05/13/32 5,106,979
TOTAL MATERIALS 117,755,035
MEDIA & ENTERTAINMENT - 0.9%
4,900,000 (f) CCO Holdings LLC 5.125 05/01/27 4,884,237
2,500,000 (f) CCO Holdings LLC 4.500 08/15/30 2,383,449
5,000,000 (f) CCO Holdings LLC 4.250 02/01/31 4,670,867
6,300,000 Charter Communications Operating LLC 4.400 04/01/33 5,931,906
10,250,000 Charter Communications Operating LLC 6.550 06/01/34 10,936,317
10,650,000 Charter Communications Operating LLC 4.800 03/01/50 8,520,727
5,000,000 Charter Communications Operating LLC 5.250 04/01/53 4,247,961
3,700,000 Comcast Corp 4.150 10/15/28 3,692,993
1,000,000 Comcast Corp 3.900 03/01/38 869,739
10,358,000 Comcast Corp 2.887 11/01/51 6,303,643
10,186,000 Comcast Corp 2.937 11/01/56 5,980,722
4,100,000 (f) CSC Holdings LLC 5.500 04/15/27 3,914,461
985,000 (f) DIRECTV Holdings LLC 5.875 08/15/27 981,785
2,000,000 (f),(g) Gray Television, Inc 10.500 07/15/29 2,148,550
2,985,000 Grupo Televisa SAB 6.625 01/15/40 2,792,707

Core Bond

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 0.9% (continued)
$ 650,000 Lamar Media Corp 3.750% 02/15/28 $ 630,059
2,000,000 Lamar Media Corp 4.875 01/15/29 1,977,036
1,000,000 Lamar Media Corp 4.000 02/15/30 955,298
1,675,000 Lamar Media Corp 3.625 01/15/31 1,547,766
1,275,000 (f) LCPR Senior Secured Financing DAC 5.125 07/15/29 751,058
1,145,000 (f) McGraw-Hill Education, Inc 7.375 09/01/31 1,194,397
3,750,000 Paramount Global 4.200 05/19/32 3,422,622
2,725,000 (f) Sirius XM Radio, Inc 4.000 07/15/28 2,617,154
1,575,000 (f) Sirius XM Radio, Inc 4.125 07/01/30 1,452,212
500,000 (f),(g) Sirius XM Radio, Inc 3.875 09/01/31 444,457
3,000,000 (f) Sunrise FinCo I BV 4.875 07/15/31 2,837,250
250,000 Time Warner Cable LLC 5.875 11/15/40 240,016
1,275,000 (f),(g) Univision Communications, Inc 4.500 05/01/29 1,159,232
2,000,000 (f) VZ Secured Financing BV 5.000 01/15/32 1,779,217
968,000 (c) Warnermedia Holdings, Inc 5.141 03/15/52 597,740
2,325,000 (g) Weibo Corp 3.375 07/08/30 2,164,223
1,413,000 (f) Ziff Davis, Inc 4.625 10/15/30 1,318,991
TOTAL MEDIA & ENTERTAINMENT 93,348,792
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
6,875,000 AbbVie, Inc 4.050 11/21/39 6,025,984
24,850,000 Amgen, Inc 5.650 03/02/53 24,263,439
1,500,000 (f) Avantor Funding, Inc 4.625 07/15/28 1,472,939
2,040,000 (f) Avantor Funding, Inc 3.875 11/01/29 1,931,475
10,000,000 Bristol-Myers Squibb Co 5.550 02/22/54 9,755,897
17,900,000 Gilead Sciences, Inc 5.250 10/15/33 18,518,023
12,700,000 Gilead Sciences, Inc 5.100 06/15/35 12,862,614
635,000 Gilead Sciences, Inc 4.000 09/01/36 579,203
1,500,000 Gilead Sciences, Inc 2.600 10/01/40 1,076,199
2,500,000 (f) Organon Finance  LLC 4.125 04/30/28 2,404,430
3,150,000 (f) Organon Finance  LLC 5.125 04/30/31 2,733,745
11,125,000 Pfizer Investment Enterprises Pte Ltd 5.300 05/19/53 10,502,103
1,374,000 Teva Pharmaceutical Finance Netherlands III BV 3.150 10/01/26 1,347,312
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 93,473,363
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
1,400,000 Kennedy-Wilson, Inc 4.750 03/01/29 1,312,100
1,475,000 (g) Kennedy-Wilson, Inc 5.000 03/01/31 1,329,344
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,641,444
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
11,250,000 (f) Broadcom, Inc 3.469 04/15/34 10,049,549
4,850,000 Broadcom, Inc 4.800 10/15/34 4,791,406
20,542,000 (f) Broadcom, Inc 4.926 05/15/37 19,936,502
260,000 Intel Corp 3.150 05/11/27 254,724
1,150,000 Intel Corp 3.734 12/08/47 811,303
4,735,000 NVIDIA Corp 2.000 06/15/31 4,200,568
3,000,000 (f) TSMC Global Ltd 0.750 09/28/25 2,973,562
3,000,000 (f),(g) TSMC Global Ltd 1.750 04/23/28 2,798,007
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 45,815,621
SOFTWARE & SERVICES - 1.0%
3,450,000 Accenture Capital, Inc 4.500 10/04/34 3,357,589
11,405,000 Adobe, Inc 2.300 02/01/30 10,516,989
3,000,000 (f),(g) Ahead DB Holdings LLC 6.625 05/01/28 3,009,192
21,850,000 AppLovin Corp 5.125 12/01/29 22,134,400
265,000 (f) CA Magnum Holdings 5.375 10/31/26 263,055
570,000 (f) Fair Isaac Corp 6.000 05/15/33 575,225
2,270,000 (f) Gen Digital, Inc 6.750 09/30/27 2,310,195
170,000 (f) Gen Digital, Inc 6.250 04/01/33 174,563
19,000,000 Microsoft Corp 2.400 08/08/26 18,676,318
1,850,000 Microsoft Corp 1.350 09/15/30 1,620,243
1,911,000 Microsoft Corp 2.525 06/01/50 1,180,939
455,000 (f) Open Text Corp 6.900 12/01/27 471,065
2,830,000 (f) Open Text Corp 3.875 12/01/29 2,665,642
550,000 (f) Open Text Holdings, Inc 4.125 02/15/30 519,813

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES - 1.0% (continued)
$ 12,750,000 Oracle Corp 4.900% 02/06/33 $ 12,784,116
12,075,000 Oracle Corp 6.000 08/03/55 12,054,652
3,100,000 Roper Technologies, Inc 1.400 09/15/27 2,916,023
13,155,000 Roper Technologies, Inc 2.000 06/30/30 11,689,866
5,800,000 Salesforce, Inc 2.700 07/15/41 4,172,180
TOTAL SOFTWARE & SERVICES 111,092,065
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
3,450,000 Amphenol Corp 2.800 02/15/30 3,236,759
1,100,000 Apple, Inc 4.650 02/23/46 1,005,662
1,590,000 Apple, Inc 2.650 02/08/51 987,218
5,625,000 (f) Imola Merger Corp 4.750 05/15/29 5,430,895
4,700,000 (f),(g) Lenovo Group Ltd 3.421 11/02/30 4,379,207
975,000 (f) Sensata Technologies BV 4.000 04/15/29 927,304
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 15,967,045
TELECOMMUNICATION SERVICES - 2.1%
12,477,000 AT&T, Inc 2.550 12/01/33 10,442,076
2,300,000 AT&T, Inc 4.500 05/15/35 2,191,646
54,975,000 AT&T, Inc 3.550 09/15/55 37,094,264
12,174,000 AT&T, Inc 3.800 12/01/57 8,518,163
8,570,000 Bell Telephone Co of Canada or Bell Canada 7.000 09/15/55 8,692,521
2,750,000 (f),(g) Bharti Airtel Ltd 3.250 06/03/31 2,547,961
1,335,000 (f) C&W Senior Finance Ltd 9.000 01/15/33 1,365,087
1,225,000 (f) CT Trust 5.125 02/03/32 1,142,124
3,850,000 (f) Empresa Nacional de Telecomunicaciones S.A. 3.050 09/14/32 3,287,955
2,500,000 (f) Frontier Communications Holdings LLC 5.875 10/15/27 2,500,948
892,000 (f) Iliad Holding SASU 7.000 10/15/28 908,300
865,000 (f) Iliad Holding SASU 8.500 04/15/31 925,226
1,200,000 (f) Level 3 Financing, Inc 6.875 06/30/33 1,221,028
1,500,000 (f) Liberty Costa Rica Senior Secured Finance 10.875 01/15/31 1,595,250
1,675,000 (f) Millicom International Cellular S.A. 4.500 04/27/31 1,529,887
2,750,000 (f) Millicom International Cellular S.A. 7.375 04/02/32 2,822,861
220,000 (f) Sable International Finance Ltd 7.125 10/15/32 220,585
1,650,000 (f) Sitios Latinoamerica SAB de C.V. 6.000 11/25/29 1,680,096
3,575,000 (f) Sitios Latinoamerica SAB de C.V. 5.375 04/04/32 3,524,239
1,575,000 (f) Telecomunicaciones Digitales S.A. 4.500 01/30/30 1,469,214
1,500,000 (f) Telefonica Moviles Chile S.A. 3.537 11/18/31 926,751
7,700,000 T-Mobile US, Inc 5.875 11/15/55 7,696,819
800,000 T-Mobile USA, Inc 2.250 02/15/26 787,601
23,850,000 T-Mobile USA, Inc 2.625 02/15/29 22,374,987
23,910,000 T-Mobile USA, Inc 3.875 04/15/30 23,221,818
10,800,000 T-Mobile USA, Inc 5.050 07/15/33 10,873,192
1,275,000 T-Mobile USA, Inc 3.000 02/15/41 932,988
4,545,000 T-Mobile USA, Inc 3.300 02/15/51 3,016,672
1,850,000 (f) Turk Telekomunikasyon AS. 7.375 05/20/29 1,887,100
1,990,000 (f) Turkcell Iletisim Hizmetleri AS. 7.650 01/24/32 2,021,491
15,000,000 Verizon Communications, Inc 1.750 01/20/31 12,925,163
32,800,000 Verizon Communications, Inc 2.550 03/21/31 29,417,931
4,568,000 Verizon Communications, Inc 2.355 03/15/32 3,937,605
8,250,000 Verizon Communications, Inc 4.780 02/15/35 8,037,145
2,415,000 (f) Vmed O2 UK Financing I plc 4.750 07/15/31 2,233,939
5,800,000 Vodafone Group plc 4.250 09/17/50 4,520,659
760,000 (f) Windstream Escrow LLC 8.250 10/01/31 795,937
TOTAL TELECOMMUNICATION SERVICES 229,287,229
TRANSPORTATION - 0.4%
1,000,000 (f) Adani Ports & Special Economic Zone Ltd 4.000 07/30/27 964,467
800,000 (f) Adani Ports & Special Economic Zone Ltd 4.200 08/04/27 770,438
2,300,000 (f) Adani Ports & Special Economic Zone Ltd 3.100 02/02/31 1,945,874
1,450,000 (f) Aeropuerto Internacional de Tocumen S.A. 4.000 08/11/41 1,088,950
640,000 (f) Air Transport Services Group, Inc 7.250 03/15/32 678,436
5,000,000 (f) Brightline East LLC 11.000 01/31/30 3,700,000
6,375,000 Canadian Pacific Railway Co 2.050 03/05/30 5,740,057
1,500,000 (f) DP World Ltd 5.625 09/25/48 1,397,362

Core Bond

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 0.4% (continued)
$ 2,300,000 (f) ENA Master Trust 4.000% 05/19/48 $ 1,656,345
1,110,000 (f) Genesee & Wyoming, Inc 6.250 04/15/32 1,132,614
2,000,000 (f) Grupo Aeromexico SAB de C.V. 8.250 11/15/29 1,964,400
2,000,000 (f) Grupo Aeromexico SAB de C.V. 8.625 11/15/31 1,910,300
665,000 (f) Herc Holdings, Inc 7.250 06/15/33 696,788
4,000,000 (f) Mexico City Airport Trust 5.500 07/31/47 3,289,999
3,000,000 (f) Rumo Luxembourg Sarl 5.250 01/10/28 2,962,899
4,560,000 (f) Transnet SOC Ltd 8.250 02/06/28 4,716,588
3,940,000 (f) XPO, Inc 6.250 06/01/28 3,998,832
TOTAL TRANSPORTATION 38,614,349
UTILITIES - 2.8%
1,372,625 (f) Adani Transmission Ltd 4.250 05/21/36 1,167,120
1,000,000 AEP Transmission Co LLC 4.000 12/01/46 790,244
1,740,000 AEP Transmission Co LLC 3.750 12/01/47 1,317,342
2,925,000 AEP Transmission Co LLC 5.400 03/15/53 2,817,699
725,000 Alabama Power Co 4.150 08/15/44 598,514
3,000,000 Alabama Power Co 3.450 10/01/49 2,128,938
10,350,000 Alabama Power Co 3.125 07/15/51 6,912,181
4,742,621 (f) Alfa Desarrollo S.p.A 4.550 09/27/51 3,488,587
14,500,000 Ameren Illinois Co 4.950 06/01/33 14,694,343
1,650,000 American Water Capital Corp 3.000 12/01/26 1,621,934
3,075,000 American Water Capital Corp 2.800 05/01/30 2,856,920
10,000,000 American Water Capital Corp 2.300 06/01/31 8,786,844
1,400,000 American Water Capital Corp 4.000 12/01/46 1,108,126
1,425,000 American Water Capital Corp 3.750 09/01/47 1,083,231
675,000 American Water Capital Corp 3.450 05/01/50 476,513
760,000 American Water Capital Corp 3.250 06/01/51 513,330
2,990,000 Atmos Energy Corp 1.500 01/15/31 2,552,653
375,000 Atmos Energy Corp 4.125 10/15/44 310,534
10,075,000 Atmos Energy Corp 5.000 12/15/54 9,161,495
2,050,000 Baltimore Gas and Electric Co 3.750 08/15/47 1,552,911
1,700,000 (f) Banco Nacional de Comercio Exterior SNC 5.875 05/07/30 1,722,287
4,950,000 Berkshire Hathaway Energy Co 3.250 04/15/28 4,844,463
7,137,000 Berkshire Hathaway Energy Co 1.650 05/15/31 6,078,851
850,000 Black Hills Corp 3.150 01/15/27 831,157
760,000 Black Hills Corp 3.875 10/15/49 550,787
850,000 (f) California Buyer Ltd 6.375 02/15/32 851,385
1,200,000 CenterPoint Energy Houston Electric LLC 3.000 03/01/32 1,085,955
800,000 (f) Chile Electricity Lux Mpc II Sarl 5.672 10/20/35 805,903
2,000,000 (f) Cikarang Listrindo Tbk PT 5.650 03/12/35 1,994,206
1,125,000 CMS Energy Corp 3.600 11/15/25 1,120,283
6,465,000 CMS Energy Corp 6.500 06/01/55 6,480,471
850,000 (f) Comision Federal de Electricidad 5.700 01/24/30 848,725
3,000,000 (f),(g) Comision Federal de Electricidad 3.348 02/09/31 2,642,673
9,470,000 Commonwealth Edison Co 3.000 03/01/50 6,136,329
6,250,000 Commonwealth Edison Co 2.750 09/01/51 3,778,128
10,250,000 Consolidated Edison Co of New York, Inc 5.500 03/15/55 9,934,690
817,000 Consumers Energy Co 2.650 08/15/52 497,913
8,000,000 Consumers Energy Co 4.200 09/01/52 6,541,413
1,446,750 (f) Continuum Green Energy India Pvt 7.500 06/26/33 1,487,864
725,000 (f) ContourGlobal Power Holdings S.A. 6.750 02/28/30 747,011
7,600,000 Dominion Energy, Inc 7.000 06/01/54 8,154,283
4,500,000 Dominion Energy, Inc 6.625 05/15/55 4,566,928
1,500,000 DTE Electric Co 3.650 03/01/52 1,102,418
3,875,000 DTE Electric Co 5.400 04/01/53 3,783,136
2,650,000 DTE Energy Co 5.850 05/15/55 2,713,084
7,000,000 Duke Energy Carolinas LLC 5.400 01/15/54 6,732,101
5,310,000 Duke Energy Progress LLC 2.500 08/15/50 3,072,330
1,500,000 (f) Empresa de Transmision Electrica S.A. 5.125 05/02/49 1,072,500
2,390,000 (f) Empresas Publicas de Medellin ESP 4.250 07/18/29 2,200,384
1,310,000 (f) Engie Energia Chile S.A. 6.375 04/17/34 1,359,190
1,000,000 Entergy Arkansas LLC 2.650 06/15/51 585,196

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.8% (continued)
$ 3,000,000 Entergy Corp 0.900% 09/15/25 $ 2,977,472
1,800,000 Entergy Louisiana LLC 5.800 03/15/55 1,800,208
7,350,000 Enterprise Products Operating LLC 3.700 01/31/51 5,307,074
900,000 (f) Eskom Holdings SOC Ltd 8.450 08/10/28 945,698
4,020,000 Exelon Corp 6.500 03/15/55 4,089,006
2,455,000 (f) Ferrellgas LP 5.375 04/01/26 2,431,693
3,225,000 (f) Ferrellgas LP 5.875 04/01/29 2,983,672
2,237,063 (f) FIEMEX Energia-Banco Actinver S.A. Institucion de Banca Multiple 7.250 01/31/41 2,268,718
10,450,000 Florida Power & Light Co 4.800 05/15/33 10,476,923
5,350,000 Florida Power & Light Co 3.990 03/01/49 4,211,727
3,850,000 Florida Power & Light Co 5.700 03/15/55 3,894,024
2,000,000 Georgia Power Co 4.650 05/16/28 2,027,484
2,000,000 Georgia Power Co 4.950 05/17/33 2,015,492
1,150,000 Indiana Michigan Power Co 3.750 07/01/47 854,715
2,865,000 Indiana Michigan Power Co 3.250 05/01/51 1,873,535
6,000,000 (f) Israel Electric Corp Ltd 4.250 08/14/28 5,825,970
2,000,000 (f) Kallpa Generacion SA 4.125 08/16/27 1,983,809
1,600,000 (f) Korea Southern Power Co Ltd 0.750 01/27/26 1,566,763
7,275,000 MidAmerican Energy Co 3.650 04/15/29 7,134,783
2,175,000 MidAmerican Energy Co 3.650 08/01/48 1,626,952
1,650,000 Nevada Power Co 2.400 05/01/30 1,513,014
2,000,000 (f) Niagara Energy SAC 5.746 10/03/34 1,979,928
15,720,000 NiSource, Inc 1.700 02/15/31 13,459,181
2,650,000 NiSource, Inc 5.850 04/01/55 2,622,193
2,845,000 (f) NRG Energy, Inc 2.450 12/02/27 2,700,221
1,250,000 NRG Energy, Inc 5.750 01/15/28 1,256,324
1,200,000 (f) NRG Energy, Inc 6.000 02/01/33 1,211,959
960,000 (f) NRG Energy, Inc 6.250 11/01/34 978,094
150,000 Oncor Electric Delivery Co LLC 7.250 01/15/33 171,242
500,000 (f) ONEOK, Inc 5.625 01/15/28 511,145
2,940,000 PacifiCorp 2.700 09/15/30 2,688,116
350,000 (f) Pattern Energy Operations LP 4.500 08/15/28 339,101
1,375,000 PECO Energy Co 3.000 09/15/49 902,478
1,000,000 PECO Energy Co 2.800 06/15/50 626,986
1,400,000 (f) Perusahaan Listrik Negara PT 3.875 07/17/29 1,355,679
2,500,000 (f) Perusahaan Listrik Negara PT 3.375 02/05/30 2,358,750
135,000 Potomac Electric Power Co 7.900 12/15/38 167,902
5,440,000 Public Service Co of Colorado 3.200 03/01/50 3,619,268
2,825,000 Public Service Electric and Gas Co 4.900 12/15/32 2,875,577
3,925,000 Public Service Electric and Gas Co 3.150 01/01/50 2,665,025
5,000,000 Public Service Electric and Gas Co 5.450 03/01/54 4,894,713
1,500,000 (f) Saavi Energia Sarl 8.875 02/10/35 1,565,250
4,000,000 (h) Sempra 4.875 N/A 3,983,509
2,075,000 Southern Co Gas Capital Corp 3.875 11/15/25 2,066,463
1,250,000 Southern Co Gas Capital Corp 4.400 06/01/43 1,048,808
3,175,000 Southern Co Gas Capital Corp 3.950 10/01/46 2,440,190
550,000 (f) Superior Plus LP 4.500 03/15/29 528,976
2,815,000 (f) Talen Energy Supply LLC 8.625 06/01/30 3,016,740
4,000,000 (f) TerraForm Power Operating LLC 4.750 01/15/30 3,829,566
1,378,884 (f) UEP Penonome II S.A. 6.500 10/01/38 1,220,091
4,600,000 Union Electric Co 5.450 03/15/53 4,437,856
2,250,000 Union Electric Co 5.125 03/15/55 2,079,902
1,025,000 Virginia Electric and Power Co 2.950 11/15/26 1,006,352
2,850,000 Virginia Electric and Power Co 5.700 08/15/53 2,806,301
775,000 Virginia Electric and Power Co 5.550 08/15/54 750,138
5,000,000 Wisconsin Power and Light Co 4.950 04/01/33 5,005,282
1,000,000 Wisconsin Power and Light Co 4.100 10/15/44 794,119
470,000 Xcel Energy, Inc 4.800 09/15/41 405,999
TOTAL UTILITIES 310,439,659
TOTAL CORPORATE BONDS
(Cost $3,482,559,331) 3,340,644,896

Core Bond

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 49.8%
FOREIGN GOVERNMENT BONDS - 2.0%
$ 3,125,000 (f) Angolan Government International Bond 8.750% 04/14/32 $ 2,758,320
925,000 (f) Baiterek National Managing Holding JSC 5.450 05/08/28 935,848
950,000 (f) Bank Gospodarstwa Krajowego 6.250 10/31/28 1,000,013
3,305,000 (f) Bank Gospodarstwa Krajowego 5.375 05/22/33 3,331,679
3,415,000 (f) Banque Ouest Africaine de Developpement 4.700 10/22/31 3,110,914
EUR 2,100,000 (f) Banque Ouest Africaine de Developpement 2.750 01/22/33 2,095,600
1,500,000 (f) Barbados Government International Bond 8.000 06/26/35 1,505,138
1,500,000 (f) Benin Government International Bond 8.375 01/23/41 1,440,438
CLP 845,000,000 (f) Bonos de la Tesoreria de la Republica en pesos 6.000 04/01/33 929,028
BRL 5,500,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/31 888,131
1,705,000 Brazilian Government International Bond 6.000 10/20/33 1,690,330
3,275,000 Brazilian Government International Bond 4.750 01/14/50 2,306,245
1,500,000 Brazilian Government International Bond 7.125 05/13/54 1,434,589
2,278,984 Canal Barge Co, Inc 4.500 11/12/34 2,253,452
EUR 1,150,000 Chile Government International Bond 3.750 01/14/32 1,380,556
5,950,000 Chile Government International Bond 2.550 01/27/32 5,228,265
1,900,000 Chile Government International Bond 3.500 01/31/34 1,701,849
EUR 530,000 Chile Government International Bond 3.800 07/01/35 621,710
990,000 Chile Government International Bond 3.100 05/07/41 734,936
2,525,000 Colombia Government International Bond 3.250 04/22/32 1,995,266
1,350,000 Colombia Government International Bond 8.000 11/14/35 1,355,792
1,300,000 Colombia Government International Bond 5.000 06/15/45 875,880
1,835,000 (f) Costa Rica Government International Bond 5.625 04/30/43 1,642,325
1,295,000 (f) Dominican Republic Government International Bond 5.500 02/22/29 1,288,007
DOP 54,000,000 (f) Dominican Republic Government International Bond 12.000 03/05/32 988,449
3,850,000 (f) Dominican Republic Government International Bond 5.875 01/30/60 3,228,610
2,040,000 (f) Dominican Republic International Bond 5.300 01/21/41 1,756,644
857,325 (f) Ecuador Government International Bond (Step Bond) 5.000 07/31/30 743,729
956,102 (f) Ecuador Government International Bond (Step Bond) 1.000 07/31/35 692,687
1,150,000 (f) Egypt Government International Bond 7.600 03/01/29 1,159,234
1,975,000 (f) Egypt Government International Bond 8.625 02/04/30 1,994,823
1,500,000 (f) Egypt Government International Bond 7.053 01/15/32 1,368,488
1,050,000 (f) Egypt Government International Bond 8.500 01/31/47 850,628
1,875,000 (f) Egypt Government International Bond 8.875 05/29/50 1,556,983
395,000 European Investment Bank 4.875 02/15/36 413,469
4,400,000 (f) Export-Import Bank of India 3.875 02/01/28 4,321,752
2,200,000 Export-Import Bank of Korea 0.750 09/21/25 2,180,213
3,200,000 Export-Import Bank of Korea 1.250 09/21/30 2,763,024
592,900 (f) Ghana Government International Bond 5.000 07/03/29 555,059
1,052,600 (f) Ghana Government International Bond 5.000 07/03/35 817,603
525,000 (f) Guatemala Government Bond 3.700 10/07/33 442,313
575,000 (f) Guatemala Government International Bond 4.650 10/07/41 455,688
1,100,000 (f) Honduras Government International Bond 5.625 06/24/30 1,050,500
1,825,000 (f) Honduras Government International Bond 8.625 11/27/34 1,915,338
710,000 (f) Hungary Government International Bond 6.125 05/22/28 733,307
2,000,000 (f) Hungary Government International Bond 5.375 09/26/30 2,017,976
575,000 (f) Hungary Government International Bond 2.125 09/22/31 477,863
2,975,000 (f) Hungary Government International Bond 5.500 03/26/36 2,868,240
INR 72,000,000 India Government International Bond 7.180 08/14/33 876,116
500,000 Indonesia Government International Bond 3.550 03/31/32 465,917
975,000 Indonesia Government International Bond 4.750 09/10/34 958,060
IDR 28,000,000,000 Indonesia Treasury Bond 7.000 09/15/30 1,764,261
873,750 (f) Iraq Government International Bond 5.800 01/15/28 862,731
1,750,000 Israel Government International Bond 5.375 03/12/29 1,783,637
770,000 (f) Ivory Coast Government International Bond 6.125 06/15/33 698,432
2,125,000 (f) Ivory Coast Government International Bond 8.450 04/01/36 2,044,782
782,154 (f) Ivory Coast Government International Bond (Step Bond) 5.750 12/31/32 743,056
2,050,000 (f) Ivory Coast Government International Bond (Step Bond) 8.250 01/30/37 1,974,579
710,000 Jamaica Government International Bond 6.750 04/28/28 732,720
3,050,000 Jamaica Government International Bond 7.875 07/28/45 3,552,915
1,000,000 (f) Jordan Government International Bond 7.500 01/13/29 1,025,786

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 2,060,000 (f) Jordan Government International Bond 5.850% 07/07/30 $ 1,980,541
1,750,000 (f) Kazakhstan Government International Bond 5.500 07/01/37 1,760,543
1,000,000 (f) Kenya Government International Bond 9.750 02/16/31 1,013,404
1,000,000 (f) Kenya Government International Bond 8.000 05/22/32 933,730
2,000,000 (f) Kommunalbanken AS. 1.125 06/14/30 1,748,628
3,000,000 (f) Korea Hydro & Nuclear Power Co Ltd 1.250 04/27/26 2,926,086
445,000 (f) Magyar Export-Import Bank Zrt 6.125 12/04/27 454,760
900,000 Mexico Government International Bond 3.250 04/16/30 827,460
844,000 (c) Mexico Government International Bond 5.850 07/02/32 854,128
1,800,000 Mexico Government International Bond 3.500 02/12/34 1,508,400
3,424,000 Mexico Government International Bond 6.050 01/11/40 3,264,784
5,850,000 Mexico Government International Bond 4.280 08/14/41 4,482,855
2,025,000 Mexico Government International Bond 4.750 03/08/44 1,591,954
3,000,000 Mexico Government International Bond 6.400 05/07/54 2,757,000
1,750,000 Mexico Government International Bond 7.375 05/13/55 1,803,795
2,825,000 (f) Morocco Government International Bond 5.500 12/11/42 2,521,494
525,000 (f) Morocco Government International Bond 4.000 12/15/50 356,987
2,500,000 (f) Namibia Government International Bond 5.250 10/29/25 2,475,935
345,000 (f) Nigeria Government International Bond 7.875 02/16/32 326,984
2,325,000 (f) Nigeria Government International Bond 7.375 09/28/33 2,075,415
1,250,000 (f) Nigeria Government International Bond 10.375 12/09/34 1,316,669
1,575,000 (f) Oman Government International Bond 5.375 03/08/27 1,591,249
2,090,000 (f) Oman Government International Bond 6.000 08/01/29 2,188,071
3,125,000 (f) OPEC Fund for International Development 4.500 01/26/26 3,125,233
2,475,000 Oriental Republic of Uruguay 5.250 09/10/60 2,239,430
1,325,000 Panama Bonos del Tesoro 3.362 06/30/31 1,075,820
3,100,000 Panama Government International Bond 6.700 01/26/36 3,078,724
1,500,000 Panama Government International Bond 4.500 04/01/56 970,410
340,000 (f) Paraguay Government International Bond 4.700 03/27/27 339,337
2,200,000 (f) Paraguay Government International Bond 6.100 08/11/44 2,105,334
2,800,000 (f) Paraguay Government International Bond 5.400 03/30/50 2,394,000
1,435,000 (f) Perusahaan Penerbit SBSN Indonesia III 2.550 06/09/31 1,279,344
1,315,000 Peruvian Government International Bond 3.000 01/15/34 1,106,704
1,965,000 Peruvian Government International Bond 5.875 08/08/54 1,893,042
975,000 Philippine Government International Bond 4.750 03/05/35 955,310
1,320,000 Philippine Government International Bond 4.200 03/29/47 1,078,035
620,000 Province of Quebec Canada 7.500 09/15/29 703,395
1,125,000 (f) Republic of Azerbaijan International Bond 3.500 09/01/32 1,006,699
5,000,000 Republic of Italy Government International Bond 4.000 10/17/49 3,642,573
PLN 6,600,000 Republic of Poland Government International Bond 6.000 10/25/33 1,908,726
2,000,000 Republic of Poland Government International Bond 5.125 09/18/34 2,007,485
2,098,000 Republic of Poland Government International Bond 5.500 04/04/53 1,954,855
2,000,000 (f) Republic of South Africa Government International Bond 7.100 11/19/36 1,984,275
ZAR 23,400,000 Republic of South Africa Government International Bond 8.750 01/31/44 1,076,134
2,895,000 Republic of South Africa Government International Bond 5.375 07/24/44 2,203,730
1,475,000 Republic of South Africa Government International Bond 7.300 04/20/52 1,329,682
UZS 7,970,000,000 (f) Republic of Uzbekistan International Bond 16.625 05/29/27 640,742
1,960,000 (f) Republic of Uzbekistan International Bond 5.375 02/20/29 1,923,273
1,700,000 (f) Republic of Uzbekistan International Bond 3.700 11/25/30 1,515,538
2,475,000 (f) Republic of Uzbekistan International Bond 6.900 02/28/32 2,543,281
1,180,000 (f) Romanian Government International Bond 5.875 01/30/29 1,187,895
2,000,000 (f) Romanian Government International Bond 3.000 02/14/31 1,709,822
726,000 (f) Romanian Government International Bond 5.750 03/24/35 670,562
1,425,000 (f) Romanian Government International Bond 4.000 02/14/51 890,006
3,825,000 (f) Rwanda International Government Bond 5.500 08/09/31 3,256,581
2,800,000 (f) Saudi Government International Bond 4.500 04/17/30 2,795,919
1,650,000 (f) Saudi Government International Bond 5.000 01/16/34 1,652,402
2,810,000 (f) Saudi Government International Bond 3.750 01/21/55 1,915,290
1,700,000 (f) Senegal Government International Bond 6.250 05/23/33 1,117,280
1,825,000 (f) Serbia Government International Bond 2.125 12/01/30 1,539,390
1,810,000 (f) Serbia Government International Bond 6.500 09/26/33 1,905,655
1,525,000 (f) Serbia International Bond 6.000 06/12/34 1,537,362

Core Bond

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 1,110,000 State of Israel 3.800% 05/13/60 $ 720,612
1,750,000 Turkey Government International Bond 6.000 01/14/41 1,440,438
1,125,000 Turkiye Government International Bond 7.125 02/12/32 1,126,403
2,125,000 Turkiye Government International Bond 7.625 05/15/34 2,178,154
1,050,000 Turkiye Government International Bond 6.500 01/03/35 992,551
295,000 (f) Ukraine Government International Bond 1.750 02/01/29 181,794
429,744 (f) Ukraine Government International Bond 0.000 02/01/35 201,375
87,287 (f) Ukraine Government International Bond 0.000 02/01/36 40,807
3,625,000 United States International Development Finance Corp 3.520 09/20/32 3,530,985
972,947 (f) Zambia Government International Bond 5.750 06/30/33 893,037
556,713 (f) Zambia Government International Bond 0.500 12/31/53 382,381
TOTAL FOREIGN GOVERNMENT BONDS 214,048,607
MORTGAGE BACKED - 27.6%
4,335,000 (a),(f) Angel Oak Mortgage Trust 2.837 11/25/66 3,107,387
4,451,229 (a),(f) Bayview Opportunity Master Fund VI Trust 3.000 10/25/51 3,769,683
67,145,184 (a),(f) Citigroup Mortgage Loan Trust 0.154 02/25/52 607,308
7,524,342 (a),(f) Citigroup Mortgage Loan Trust 0.250 02/25/52 104,558
13,155,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7.405 03/25/42 13,561,199
20,185,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%) 8.956 06/25/42 21,536,071
3,585,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%) 7.655 01/25/43 3,742,945
2,750,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 7.856 05/25/43 2,906,583
1,475,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 5.350%) 9.656 05/25/43 1,614,709
4,335,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7.406 06/25/43 4,528,490
860,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 6.850%) 11.156 06/25/43 939,220
1,650,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%) 7.005 07/25/43 1,705,220
4,015,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%) 9.188 07/25/43 4,248,173
2,015,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 5.900%) 10.205 07/25/43 2,151,653
5,510,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 7.855 10/25/43 5,812,490
29 Fannie Mae Pool 7.500 01/01/29 29
376 Fannie Mae Pool 7.500 03/01/31 390
470,655 Fannie Mae Pool 3.500 05/01/32 464,409
344,532 Fannie Mae Pool 5.000 05/01/35 349,222
274,687 Fannie Mae Pool 5.000 10/01/35 278,598
144,812 Fannie Mae Pool 5.000 02/01/36 146,933
226,901 Fannie Mae Pool 5.500 11/01/38 233,071
2,356,519 Fannie Mae Pool 3.000 10/01/39 2,206,877
1,108,175 Fannie Mae Pool 3.000 05/01/40 1,034,340
222,055 Fannie Mae Pool 5.000 09/01/40 224,815
147,160 Fannie Mae Pool 4.000 02/01/41 142,209
273,454 Fannie Mae Pool 5.000 05/01/41 276,857
3,913,937 Fannie Mae Pool 4.000 09/01/42 3,757,617
503,358 Fannie Mae Pool 3.500 04/01/43 471,833
451,913 Fannie Mae Pool 3.500 09/01/43 424,680
1,455,599 Fannie Mae Pool 4.500 03/01/44 1,439,878
29,396,823 Fannie Mae Pool 4.000 05/01/44 28,148,870
411,939 Fannie Mae Pool 4.500 06/01/44 402,356
1,713,561 Fannie Mae Pool 4.500 06/01/44 1,673,710
922,456 Fannie Mae Pool 4.500 08/01/44 901,003
1,333,201 Fannie Mae Pool 4.500 10/01/44 1,302,192
968,186 Fannie Mae Pool 4.500 11/01/44 945,668
866,354 Fannie Mae Pool 5.000 11/01/44 877,458
270,844 Fannie Mae Pool 4.500 12/01/44 264,545
947,580 Fannie Mae Pool 4.000 01/01/45 906,247
1,064,240 Fannie Mae Pool 3.500 05/01/45 989,971
2,149,270 Fannie Mae Pool 3.500 01/01/46 1,994,850
932,571 Fannie Mae Pool 4.000 04/01/46 883,777
1,610,957 Fannie Mae Pool 3.500 06/01/46 1,488,562
3,577,295 Fannie Mae Pool 3.500 07/01/46 3,308,463
7,456,967 Fannie Mae Pool 3.500 07/01/46 6,991,750
1,266,992 Fannie Mae Pool 3.000 10/01/46 1,101,917
1,028,068 Fannie Mae Pool 3.500 10/01/46 949,269
1,724,119 Fannie Mae Pool 4.500 05/01/47 1,716,480

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 589,098 Fannie Mae Pool 3.000% 11/01/47 $ 512,372
3,822,833 Fannie Mae Pool 3.500 11/01/47 3,577,599
5,058,254 Fannie Mae Pool 3.500 01/01/48 4,662,922
2,023,100 Fannie Mae Pool 4.500 01/01/48 1,968,530
769,344 Fannie Mae Pool 4.500 02/01/48 748,594
1,323,765 Fannie Mae Pool 4.500 05/01/48 1,287,856
908,664 Fannie Mae Pool 4.500 05/01/48 883,875
211,195 Fannie Mae Pool 3.000 06/01/49 181,853
2,142,692 Fannie Mae Pool 4.500 06/01/49 2,082,561
13,346,280 Fannie Mae Pool 3.000 07/01/50 11,836,151
9,007,672 Fannie Mae Pool 2.500 08/01/51 7,558,204
4,368,220 Fannie Mae Pool 3.500 08/01/51 3,983,411
3,822,004 Fannie Mae Pool 3.000 09/01/51 3,366,740
25,353,923 Fannie Mae Pool 2.500 12/01/51 21,228,157
2,892,902 Fannie Mae Pool 2.500 01/01/52 2,407,209
21,439,014 Fannie Mae Pool 2.500 02/01/52 17,995,300
14,098,033 Fannie Mae Pool 3.000 02/01/52 12,258,229
8,610,939 Fannie Mae Pool 3.500 02/01/52 7,851,232
19,857,640 Fannie Mae Pool 2.500 04/01/52 16,507,705
36,467,452 Fannie Mae Pool 3.000 04/01/52 31,922,754
13,032,191 Fannie Mae Pool 3.000 04/01/52 11,383,010
33,295,714 Fannie Mae Pool 3.000 04/01/52 28,864,139
4,341,174 Fannie Mae Pool 2.500 05/01/52 3,608,833
6,574,622 Fannie Mae Pool 3.000 05/01/52 5,757,250
5,472,082 Fannie Mae Pool 3.500 05/01/52 4,955,920
32,639,604 Fannie Mae Pool 4.000 05/01/52 30,412,621
15,313,805 Fannie Mae Pool 3.500 06/01/52 13,842,101
15,688,353 Fannie Mae Pool 3.500 06/01/52 14,174,400
44,125,652 Fannie Mae Pool 4.000 06/01/52 41,117,186
10,271,827 Fannie Mae Pool 4.500 06/01/52 9,847,749
66,777,133 Fannie Mae Pool 4.000 07/01/52 62,224,201
9,942,977 Fannie Mae Pool 4.500 07/01/52 9,527,010
4,109,963 Fannie Mae Pool 4.500 07/01/52 3,939,031
55,940,260 Fannie Mae Pool 4.000 08/01/52 52,123,279
44,550,833 Fannie Mae Pool 4.500 08/01/52 42,693,303
48,269,509 Fannie Mae Pool 5.000 08/01/52 47,543,790
62,621,280 Fannie Mae Pool 4.000 09/01/52 58,348,365
150,994,081 Fannie Mae Pool 4.500 09/01/52 144,703,725
36,053,352 Fannie Mae Pool 5.000 09/01/52 35,509,435
65,484,006 Fannie Mae Pool 4.000 10/01/52 60,914,390
45,002,750 Fannie Mae Pool 4.500 10/01/52 43,129,560
34,893,954 Fannie Mae Pool 5.000 10/01/52 34,365,730
20,708,327 Fannie Mae Pool 4.000 11/01/52 19,292,140
33,051,673 Fannie Mae Pool 4.500 11/01/52 31,677,144
26,093,658 Fannie Mae Pool 4.500 12/01/52 25,008,531
10,413,211 Fannie Mae Pool 5.500 12/01/52 10,443,325
3,164,800 Fannie Mae Pool 5.000 01/01/53 3,116,891
4,164,297 Fannie Mae Pool 4.500 02/01/53 3,991,256
65,829,422 Fannie Mae Pool 5.000 02/01/53 64,737,945
20,944,681 Fannie Mae Pool 5.500 02/01/53 20,997,164
6,108,011 Fannie Mae Pool 6.000 02/01/53 6,223,586
392,764 Fannie Mae Pool 6.000 03/01/53 400,101
62,237,114 Fannie Mae Pool 5.000 04/01/53 61,195,296
6,298,253 Fannie Mae Pool 5.000 06/01/53 6,230,450
63,753,202 Fannie Mae Pool 5.500 06/01/53 63,847,271
20,371,550 Fannie Mae Pool 4.000 07/01/53 18,964,590
21,015,917 Fannie Mae Pool 4.500 07/01/53 20,135,332
23,090,108 Fannie Mae Pool 5.000 08/01/53 22,687,006
14,738,771 Fannie Mae Pool 5.500 08/01/53 14,758,278
11,474,483 Fannie Mae Pool 5.000 10/01/53 11,284,200
105,778,695 Fannie Mae Pool 5.500 10/01/53 105,893,909
38,063,925 Fannie Mae Pool 6.000 01/01/54 38,721,852

Core Bond

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 8,027,742 Fannie Mae Pool 4.000% 02/01/54 $ 7,486,188
15,927,474 Fannie Mae Pool 6.000 03/01/54 16,199,109
35,644,846 Fannie Mae Pool 5.500 04/01/54 35,651,538
84,100,030 Fannie Mae Pool 5.500 05/01/54 84,115,820
189,899,626 Fannie Mae Pool 5.500 10/01/54 189,935,308
46,422,449 Fannie Mae Pool 6.000 10/01/54 47,186,911
1,890,701 (a) Fannie Mae REMICS, (SOFR30A + 5.836%) 1.530 09/25/43 197,331
2,829,312 Fannie Mae REMICS 3.000 07/25/45 2,578,181
5,669,563 Fannie Mae REMICS 3.500 02/25/48 5,019,214
4,146,081 Fannie Mae REMICS 4.000 07/25/48 3,929,979
5,798,496 Fannie Mae REMICS 2.000 08/25/50 741,016
19,131,745 Fannie Mae REMICS 2.000 08/25/50 12,684,973
8,626,776 Fannie Mae REMICS 2.000 10/25/50 5,832,217
15,834,402 Fannie Mae REMICS 2.500 11/25/50 2,211,011
8,111,302 Fannie Mae REMICS 3.000 12/25/50 1,457,790
5,612,734 Fannie Mae REMICS 3.000 02/25/51 939,931
9,247,916 Fannie Mae REMICS 2.500 11/25/51 1,066,251
14,011,423 Fannie Mae REMICS 3.500 04/25/52 10,744,685
3,367,728 Fannie Mae REMICS 4.000 05/25/52 2,701,973
9,002,880 Fannie Mae REMICS 4.500 07/25/52 7,888,819
5,129,878 Fannie Mae REMICS 4.500 08/25/52 4,401,758
3,857,691 Fannie Mae REMICS 4.000 09/25/52 3,323,630
4,579,958 Fannie Mae REMICS 4.000 09/25/52 3,811,299
3,733,854 Fannie Mae REMICS 4.500 10/25/52 3,328,149
4,259,988 Fannie Mae REMICS 4.500 10/25/52 3,861,126
6,953,356 Fannie Mae REMICS 5.500 11/25/52 6,948,376
739,167 Federal National Mortgage Association (FNMA) 2.500 02/01/52 614,821
157 Freddie Mac Gold Pool 8.000 01/01/31 158
4,421 Freddie Mac Gold Pool 8.000 09/01/31 4,508
40,230 Freddie Mac Gold Pool 7.000 12/01/31 42,457
23,153 Freddie Mac Gold Pool 4.500 07/01/33 23,133
156,207 Freddie Mac Gold Pool 7.000 12/01/33 164,856
55,482 Freddie Mac Gold Pool 4.500 04/01/35 55,305
29,992 Freddie Mac Gold Pool 7.000 05/01/35 31,652
970,298 Freddie Mac Gold Pool 5.000 06/01/36 985,492
41,630 Freddie Mac Gold Pool 5.000 07/01/39 42,199
886,819 Freddie Mac Gold Pool 5.000 08/01/44 901,280
54,560 Freddie Mac Gold Pool 4.500 11/01/44 53,358
98,689 Freddie Mac Gold Pool 4.500 11/01/44 96,514
50,706 Freddie Mac Gold Pool 4.500 12/01/44 49,088
48,969 Freddie Mac Gold Pool 4.500 12/01/44 47,890
447,532 Freddie Mac Gold Pool 3.500 04/01/45 416,639
8,878,951 Freddie Mac Gold Pool 3.500 08/01/45 8,269,711
9,517,608 Freddie Mac Gold Pool 3.500 10/01/45 8,856,654
2,843,048 Freddie Mac Gold Pool 4.500 06/01/47 2,780,399
2,171,191 Freddie Mac Gold Pool 4.000 09/01/47 2,060,158
2,909,842 Freddie Mac Gold Pool 3.500 12/01/47 2,687,558
6,644,689 Freddie Mac Gold Pool 4.500 08/01/48 6,501,676
4,972,594 Freddie Mac Pool 3.000 09/01/51 4,405,853
8,360,776 Freddie Mac Pool 2.500 11/01/51 6,962,257
19,704,586 Freddie Mac Pool 3.000 11/01/51 17,407,733
3,525,334 Freddie Mac Pool 3.000 11/01/51 3,102,961
1,823,937 Freddie Mac Pool 3.000 11/01/51 1,621,017
2,914,525 Freddie Mac Pool 3.000 11/01/51 2,574,791
5,115,748 Freddie Mac Pool 2.500 02/01/52 4,294,020
5,787,329 Freddie Mac Pool 3.000 02/01/52 5,017,699
7,839,535 Freddie Mac Pool 3.000 03/01/52 6,789,904
11,215,028 Freddie Mac Pool 2.500 04/01/52 9,359,443
5,157,860 Freddie Mac Pool 3.000 04/01/52 4,528,333
11,101,110 Freddie Mac Pool 4.000 04/01/52 10,352,338
49,020,996 Freddie Mac Pool 3.000 05/01/52 42,491,340
3,110,450 Freddie Mac Pool 3.000 06/01/52 2,709,333

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 12,957,033 Freddie Mac Pool 3.000% 06/01/52 $ 11,217,761
816,024 Freddie Mac Pool 3.500 06/01/52 739,923
21,831,817 Freddie Mac Pool 4.500 06/01/52 20,919,271
32,568,644 Freddie Mac Pool 4.500 07/01/52 31,174,090
21,866,325 Freddie Mac Pool 4.500 07/01/52 20,952,339
4,105,932 Freddie Mac Pool 4.500 09/01/52 3,934,880
38,645,697 Freddie Mac Pool 5.000 06/01/53 37,957,006
8,433,495 Freddie Mac Pool 5.000 08/01/53 8,304,083
28,646,696 Freddie Mac Pool 5.500 08/01/53 28,688,252
8,264,204 Freddie Mac REMICS 3.500 01/15/47 7,383,166
1,468,143 Freddie Mac REMICS 4.000 10/15/47 1,382,938
1,000,946 Freddie Mac REMICS 4.000 11/15/47 954,378
7,258,413 Freddie Mac REMICS 4.000 01/15/48 6,907,488
8,208,387 Freddie Mac REMICS 4.000 03/15/48 7,793,417
2,143,284 Freddie Mac REMICS 4.000 04/15/48 2,039,169
4,489,044 Freddie Mac REMICS 4.000 04/15/48 4,241,569
2,512,253 (a) Freddie Mac REMICS, (SOFR30A + 9.737%) 2.851 06/15/48 2,329,265
2,665,684 (a) Freddie Mac REMICS, (SOFR30A + 9.657%) 2.771 10/15/48 2,335,970
6,911,313 Freddie Mac REMICS 2.000 09/25/50 4,624,185
3,037,356 Freddie Mac REMICS 2.000 09/25/50 393,661
12,317,544 Freddie Mac REMICS 3.000 09/25/50 9,004,542
6,306,765 Freddie Mac REMICS 3.000 10/25/50 4,469,997
19,843,923 Freddie Mac REMICS 2.500 02/25/51 3,266,066
8,039,524 Freddie Mac REMICS 2.500 05/25/51 5,042,942
3,202,051 Freddie Mac REMICS 4.000 08/25/52 2,682,357
5,725,243 Freddie Mac REMICS 4.500 10/25/52 5,321,405
7,049,662 Freddie Mac REMICS 5.500 11/25/52 7,140,242
3,705,312 Freddie Mac REMICS 5.500 02/25/53 3,645,214
720,000 (a),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 7.100%) 11.405 01/25/42 768,453
3,260,000 (a),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.750%) 9.055 02/25/42 3,417,311
6,555,000 (a),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 5.650%) 8.647 04/25/42 7,013,198
14,767,800 (a),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%) 7.655 05/25/42 15,357,331
28,730,000 (a),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%) 8.805 06/25/42 30,558,983
13,505,000 (a),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.000%) 8.305 07/25/42 14,264,324
1,000,000 (a),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.550%) 7.855 08/25/42 1,047,268
12,595,000 (a),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%) 8.005 09/25/42 13,277,222
715,000 (a),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.100%) 8.444 03/25/43 745,508
4,515,000 (a),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%) 7.556 04/25/43 4,737,043
3,675,000 (a),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.500%) 7.805 05/25/43 3,884,897
80,394 (a),(f) Freddie Mac STACR Securitized Participation Interests Trust 3.782 02/25/48 78,080
98,323 (a),(f) Freddie Mac STACR Securitized Participation Interests Trust 3.848 05/25/48 95,404
169,700 Ginnie Mae I Pool 5.000 06/15/39 171,194
18,382 Ginnie Mae II Pool 6.500 11/20/38 19,228
4,030,685 Ginnie Mae II Pool 3.000 06/20/51 3,569,279
5,124,248 Ginnie Mae II Pool 3.000 12/20/51 4,534,487
5,842,142 Ginnie Mae II Pool 2.500 02/20/52 4,872,013
53,476,130 Ginnie Mae II Pool 3.500 07/20/52 48,780,115
8,933,440 Ginnie Mae II Pool 4.000 08/20/52 8,347,250
28,146,281 Ginnie Mae II Pool 4.500 08/20/52 27,168,297
43,187,695 Ginnie Mae II Pool 4.000 09/20/52 40,362,700
8,675,410 Ginnie Mae II Pool 5.000 11/20/52 8,565,442
11,556,803 Ginnie Mae II Pool 4.500 03/20/53 11,135,004
13,400,708 Government National Mortgage Association 5.000 01/20/40 2,582,229
6,189,047 Government National Mortgage Association 4.500 03/20/40 1,087,260
10,019,748 Government National Mortgage Association 5.000 03/20/40 1,928,318
8,878,346 Government National Mortgage Association 2.500 12/20/43 7,965,470
2,755,411 Government National Mortgage Association 3.000 03/20/45 2,478,816
1,101,384 Government National Mortgage Association 4.000 06/20/46 124,451
3,583,819 Government National Mortgage Association 5.000 09/20/46 668,105
13,172,528 Government National Mortgage Association 3.000 11/20/51 9,432,049
17,692,530 Government National Mortgage Association 3.000 12/20/51 12,875,859
15,944,127 Government National Mortgage Association 3.000 01/20/52 11,838,425

Core Bond

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 14,860,717 Government National Mortgage Association 3.000% 02/20/52 $ 10,103,301
10,241,337 Government National Mortgage Association 4.000 04/20/52 8,683,666
10,051,701 Government National Mortgage Association 5.000 04/20/52 1,833,563
5,505,281 Government National Mortgage Association 4.000 07/20/52 4,539,634
8,679,777 Government National Mortgage Association 4.500 09/20/52 7,705,997
7,569,541 Government National Mortgage Association 4.500 09/20/52 7,056,773
6,302,293 Government National Mortgage Association 4.500 09/20/52 5,974,373
4,593,772 Government National Mortgage Association 4.500 09/20/52 4,083,897
5,297,049 Government National Mortgage Association 4.500 02/20/53 4,847,635
4,694,152 Government National Mortgage Association 5.500 02/20/53 4,668,757
8,423,025 (a) Government National Mortgage Association, (SOFR30A + 6.950%) 2.648 05/20/53 705,367
6,338,863 (a) Government National Mortgage Association, (SOFR30A + 23.205%) 6.428 08/20/53 6,966,744
3,926,743 (a) Government National Mortgage Association, (SOFR30A + 25.350%) 8.573 08/20/53 4,645,278
76,761,711 (a),(f) GS Mortgage-Backed Securities Corp Trust 0.151 08/25/51 662,676
11,650,602 (a),(f) GS Mortgage-Backed Securities Trust 2.500 11/25/51 9,406,812
7,600,039 (a),(f) GS Mortgage-Backed Securities Trust 2.500 03/25/52 6,162,808
2,575,659 (a),(f) GS Mortgage-Backed Securities Trust 2.825 05/28/52 2,134,594
7,281,048 (a),(f) GS Mortgage-Backed Securities Trust 3.000 08/26/52 6,166,218
58,659 (a) Impac CMB Trust, (TSFR1M + 0.774%) 5.094 03/25/35 53,737
1,001,193 (a),(f) J.P. Morgan Mortgage Trust 3.242 10/25/52 812,196
987,076 (a),(f) JP Morgan Mortgage Trust 3.500 05/25/47 897,847
677,587 (a),(f) JP Morgan Mortgage Trust 3.500 10/25/48 606,368
114,912 (a),(f) JP Morgan Mortgage Trust 4.000 01/25/49 107,372
21,468,812 (a),(f) JP Morgan Mortgage Trust 0.118 06/25/51 139,253
37,732,353 (a),(f) JP Morgan Mortgage Trust 0.108 11/25/51 225,481
3,401,380 (a),(f) JP Morgan Mortgage Trust 2.500 11/25/51 2,758,405
37,869,670 (a),(f) JP Morgan Mortgage Trust 0.115 12/25/51 242,411
3,622,316 (a),(f) JP Morgan Mortgage Trust 2.500 12/25/51 2,937,577
876,170 (a),(f) JP Morgan Mortgage Trust 2.845 12/25/51 703,481
7,556,627 (a),(f) JP Morgan Mortgage Trust 2.500 01/25/52 6,115,630
8,659,270 (a),(f) JP Morgan Mortgage Trust 0.500 04/25/52 251,134
6,421,045 (a),(f) JP Morgan Mortgage Trust 3.343 04/25/52 5,446,476
4,113,281 (a),(f) JP Morgan Mortgage Trust 3.343 04/25/52 3,450,714
2,252,743 (a),(f) JP Morgan Mortgage Trust 3.343 04/25/52 1,835,667
10,874,798 (a),(f) JP Morgan Mortgage Trust 2.500 06/25/52 8,778,249
2,510,043 (a),(f) JP Morgan Mortgage Trust 3.000 06/25/52 2,139,816
74,205,999 (f) JP Morgan Mortgage Trust 0.224 07/25/52 717,876
11,373,612 (a),(f) JP Morgan Mortgage Trust 2.500 07/25/52 9,183,167
18,276,476 (a),(f) JP Morgan Mortgage Trust 3.250 07/25/52 16,180,440
12,452,196 (a),(f) JP Morgan Mortgage Trust 3.000 08/25/52 10,537,200
7,290,696 (a),(f) JP Morgan Mortgage Trust 3.000 10/25/52 6,169,476
4,759,740 (a),(f) JP Morgan Mortgage Trust 3.000 11/25/52 4,024,899
6,866,732 (a),(f) JP Morgan Mortgage Trust 3.000 04/25/53 5,810,712
3,166,414 (a),(f) JP Morgan Mortgage Trust 5.000 06/25/53 3,062,036
2,812,077 (a),(f) JP Morgan Mortgage Trust 5.500 06/25/53 2,780,521
6,856,297 (a),(f) Morgan Stanley Residential Mortgage Loan Trust 2.500 08/25/51 5,555,693
6,813,203 (a),(f) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 6,060,717
5,096,549 (a),(f) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 4,124,672
4,799,068 (a),(f) OBX 3.000 01/25/52 4,061,030
2,239,155 (a),(f) RCKT Mortgage Trust 3.006 09/25/51 1,795,307
12,309,734 (a),(f) RCKT Mortgage Trust 2.500 02/25/52 9,981,860
4,422,345 (a),(f) RCKT Mortgage Trust 3.000 05/25/52 3,745,222
337,658 (a),(f) RCKT Mortgage Trust 3.189 05/25/52 280,133
801,296 (a),(f) RCKT Mortgage Trust 4.000 06/25/52 724,479
116,268 (a),(f) Sequoia Mortgage Trust 4.000 06/25/49 110,117
1,125,702 (a),(f) Sequoia Mortgage Trust 3.500 12/25/49 1,011,346
3,423,291 (a),(f) Sequoia Mortgage Trust 2.500 06/25/51 2,775,918
2,500,000 (a),(f) Verus Securitization Trust 7.487 02/25/68 2,512,903
357,656 (f) Verus Securitization Trust (Step Bond) 2.733 05/25/65 346,094
4,455,504 (a),(f) Wells Fargo Mortgage Backed Securities Trust 3.000 08/25/51 3,777,474

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 4,432,171 (a),(f) Wells Fargo Mortgage Backed Securities Trust 3.309% 08/25/51 $ 3,741,787
TOTAL MORTGAGE BACKED 3,010,109,770
MUNICIPAL BONDS - 0.1%
550,000 City & County of San Francisco CA Community Facilities District No 2014-1 4.038 09/01/34 520,212
3,400,000 New Jersey Economic Development Authority 7.425 02/15/29 3,592,539
4,075,000 New York State Dormitory Authority 4.294 07/01/44 3,464,654
33,000 State Public School Building Authority 5.000 09/15/27 33,362
TOTAL MUNICIPAL BONDS 7,610,767
U.S. TREASURY SECURITIES - 20.1%
8,177,920 (j) United States Treasury Inflation Indexed Bonds 1.875 07/15/34 8,184,190
98,850,000 United States Treasury Note 4.125 10/31/26 99,124,155
2,690,000 United States Treasury Note 4.125 01/31/27 2,702,294
31,070,000 United States Treasury Note 4.125 02/28/27 31,231,418
6,945,000 United States Treasury Note 3.875 03/31/27 6,955,852
1,275,000 United States Treasury Note 3.750 04/30/27 1,274,801
640,000 United States Treasury Note 4.250 01/15/28 648,275
15,000,000 United States Treasury Note 3.875 03/15/28 15,072,070
11,260,000 United States Treasury Note 3.750 04/15/28 11,274,075
32,158,000 United States Treasury Note 3.750 05/15/28 32,205,735
20,000,000 United States Treasury Note 4.250 01/31/30 20,394,531
169,993,000 United States Treasury Note 3.875 06/30/30 170,643,754
8,300,000 United States Treasury Note 4.375 01/31/32 8,496,801
16,700,000 United States Treasury Note 4.125 02/29/32 16,852,648
59,010,000 United States Treasury Note 4.125 03/31/32 59,533,253
129,789,000 United States Treasury Note 4.125 05/31/32 130,884,095
25,000,000 United States Treasury Note 4.125 06/30/32 25,019,531
41,625,000 United States Treasury Note 4.250 05/15/35 41,690,039
3,250,000 United States Treasury Note 4.625 11/15/44 3,181,445
1,235,000 United States Treasury Note 4.750 02/15/45 1,228,439
4,675,000 United States Treasury Note 5.000 05/15/45 4,802,102
97,421,000 United States Treasury Note 4.625 02/15/55 94,833,255
5,750,000 United States Treasury Note 4.750 05/15/55 5,717,656
6,135,000 United States Treasury Note/Bond 5.000 10/31/25 6,147,522
18,200,000 United States Treasury Note/Bond 4.250 01/31/26 18,199,289
650,000 United States Treasury Note/Bond 4.875 05/31/26 654,646
2,450,000 United States Treasury Note/Bond 4.625 06/30/26 2,464,355
8,150,000 United States Treasury Note/Bond 0.875 09/30/26 7,850,742
3,725,000 United States Treasury Note/Bond 3.500 09/30/26 3,705,793
30,000,000 United States Treasury Note/Bond 4.625 10/15/26 30,267,187
16,425,000 United States Treasury Note/Bond 4.625 11/15/26 16,584,117
23,720,000 United States Treasury Note/Bond 1.250 12/31/26 22,833,280
3,700,000 United States Treasury Note/Bond 4.500 05/15/27 3,748,707
865,000 United States Treasury Note/Bond 3.500 04/30/28 860,303
200,000 United States Treasury Note/Bond 1.000 07/31/28 184,383
1,090,000 United States Treasury Note/Bond 3.250 06/30/29 1,070,073
1,785,000 United States Treasury Note/Bond 4.000 10/31/29 1,802,013
1,356,000 United States Treasury Note/Bond 3.500 04/30/30 1,338,573
7,435,000 United States Treasury Note/Bond 4.625 09/30/30 7,714,684
11,286,000 United States Treasury Note/Bond 4.000 01/31/31 11,365,796
30,000,000 United States Treasury Note/Bond 4.250 02/28/31 30,578,906
24,000,000 United States Treasury Note/Bond 4.125 03/31/31 24,301,875
8,775,000 United States Treasury Note/Bond 4.625 04/30/31 9,110,918
25,495,000 United States Treasury Note/Bond 4.125 07/31/31 25,787,794
7,775,000 United States Treasury Note/Bond 1.250 08/15/31 6,651,270
6,950,000 United States Treasury Note/Bond 3.625 09/30/31 6,833,805
122,235,000 United States Treasury Note/Bond 3.375 05/15/33 116,519,559
1,900,000 United States Treasury Note/Bond 4.750 02/15/37 1,978,895
10,875,000 United States Treasury Note/Bond 3.500 02/15/39 9,819,360
16,015,000 United States Treasury Note/Bond 3.875 08/15/40 14,733,174
2,850,000 United States Treasury Note/Bond 1.875 02/15/41 1,960,266
33,830,000 United States Treasury Note/Bond 2.000 11/15/41 23,266,054
12,000,000 United States Treasury Note/Bond 3.125 11/15/41 9,841,406

Core Bond

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 370,024,100 United States Treasury Note/Bond 2.375% 02/15/42 $ 269,192,533
4,115,000 United States Treasury Note/Bond 3.250 05/15/42 3,403,716
209,174,000 United States Treasury Note/Bond 3.875 02/15/43 187,243,413
8,670,000 United States Treasury Note/Bond 3.875 05/15/43 7,744,071
20,990,000 United States Treasury Note/Bond 4.375 08/15/43 20,006,914
54,460,000 United States Treasury Note/Bond 4.750 11/15/43 54,402,562
117,010,000 United States Treasury Note/Bond 4.625 05/15/44 114,747,502
5,010,000 United States Treasury Note/Bond 4.125 08/15/44 4,589,825
1,380,000 United States Treasury Note/Bond 2.500 05/15/46 953,116
10,450,000 United States Treasury Note/Bond 3.000 05/15/47 7,825,662
1,255,000 United States Treasury Note/Bond 2.750 08/15/47 894,482
42,835,000 United States Treasury Note/Bond 2.750 11/15/47 30,459,701
55,445,000 United States Treasury Note/Bond 3.000 02/15/48 41,196,068
510,000 United States Treasury Note/Bond 3.125 05/15/48 386,943
45,841,000 United States Treasury Note/Bond 3.375 11/15/48 36,262,738
217,477,000 United States Treasury Note/Bond 2.250 02/15/52 132,839,369
86,704,000 United States Treasury Note/Bond 3.625 02/15/53 70,778,913
TOTAL U.S. TREASURY SECURITIES 2,193,052,687
TOTAL GOVERNMENT BONDS
(Cost $5,716,947,849) 5,424,821,831
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.9%
3,965,434 Nuveen Ultra Short Income ETF 100,444,443
TOTAL INVESTMENT COMPANIES
(Cost $100,021,760) 100,444,443
SHARES DESCRIPTION VALUE
PREFERRED STOCKS - 0.1%
FINANCIAL SERVICES - 0.1%
200,000 Morgan Stanley 4,960,000
208,700 Morgan Stanley 5,369,851
TOTAL FINANCIAL SERVICES 10,329,851
TOTAL PREFERRED STOCKS
(Cost $10,877,500) 10,329,851
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 14.4%
ASSET BACKED - 5.5%
4,000,000 (a),(f) AGL CLO 19 Ltd, (TSFR3M + 2.750%), Series 2022 19A 7.022 07/21/35 4,000,200
4,000,000 (a),(c),(f) AGL CLO 19 Ltd, (TSFR3M + 1.650%), Series 2022 19A 0.000 07/21/38 4,005,000
3,243,487 (f) Alterna Funding III LLC, Series 2024 1A 6.260 05/16/39 3,274,124
5,595,974 (f) Apollo aviation securitization, Series 2021 2A 2.798 01/15/47 5,208,777
55,677 (f) Asset Backed Funding Corp NIM Trust, Series 2005 WMC1 5.900 07/26/35 1
1,181,200 (f) Avis Budget Rental Car Funding AESOP LLC, Series 2020 2A 2.020 02/20/27 1,167,595
6,800,000 (f) Avis Budget Rental Car Funding AESOP LLC, Series 2021 1A 1.630 08/20/27 6,595,682
3,100,000 (f) Avis Budget Rental Car Funding AESOP LLC, Series 2021 1A 2.130 08/20/27 3,005,541
1,000,000 (f) Avis Budget Rental Car Funding AESOP LLC, Series 2021 2A 1.660 02/20/28 960,624
14,591,950 BMW Vehicle Lease Trust, Series 2024 2 4.290 01/25/27 14,576,496
392,804 (f) BRE Grand Islander Timeshare Issuer LLC, Series 2019 A 3.280 09/26/33 387,037
10,000,000 (f) Brex Commercial Charge Card Master Trust, Series 2024 1 6.050 07/15/27 10,076,562
1,163,014 (f) British Airways Pass Through Trust, Series 2020 A 3.800 09/20/31 1,124,975
3,798,648 (f) Capital Automotive REIT, Series 2021 1A 1.440 08/15/51 3,640,620
8,296,750 (f) Capital Automotive REIT, Series 2021 1A 1.920 08/15/51 7,944,203
5,708,250 (f) Cars Net Lease Mortgage Notes, Series 2020 1A 2.010 12/15/50 5,330,145
11,606,835 (f) Cars Net Lease Mortgage Notes Series, Series 2020 1A 3.100 12/15/50 10,933,890
234,643 Carvana Auto Receivables Trust, Series 2021 N2 1.270 03/10/28 227,280
1,103,425 Carvana Auto Receivables Trust, Series 2021 N4 1.720 09/11/28 1,067,914
974,184 (f) Carvana Auto Receivables Trust, Series 2022 N1 4.130 12/11/28 964,173
4,150,000 (a),(f) Cayuga Park CLO Ltd, (TSFR3M + 1.912%), Series 2020 1A 1.000 07/17/34 4,162,620
38,322 (a) C-BASS Trust, (TSFR1M + 0.274%), Series 2006 CB6 3.364 07/25/36 37,968
8,817,685 (a),(f) CBRE Realty Finance, (LIBOR 3 M + 0.300%), Series 2007 1A 4.855 04/07/52 882

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 8,769,657 (f) CF Hippolyta LLC, Series 2020 1 1.690% 07/15/60 $ 8,675,813
2,606,397 (f) CF Hippolyta LLC, Series 2020 1 1.990 07/15/60 2,409,136
1,798,904 (f) CF Hippolyta LLC, Series 2020 1 2.280 07/15/60 1,779,925
27,500,000 Chase Issuance Trust, Series 2022 A1 3.970 09/15/27 27,470,746
5,855,000 (a),(f) CIFC Funding Ltd, (LIBOR 3 M + 1.862%), Series 2020 2A 6.131 10/20/34 5,862,383
5,625,000 (a),(f) CIFC Funding Ltd, (TSFR3M + 1.912%), Series 2020 1A 6.168 07/15/36 5,634,563
430 CIT Group Home Equity Loan Trust (Step Bond), Series 2002 1 6.200 02/25/30 428
1,500,000 CNH Equipment Trust, Series 2024 B 5.190 09/17/29 1,520,512
9,035,000 CNH Equipment Trust, Series 2024 C 4.030 01/15/30 9,020,717
11,450,000 (f) Cologix Data Centers US Issuer LLC, Series 2021 1A 3.300 12/26/51 11,079,803
1,060,313 (f) DB Master Finance LLC, Series 2019 1A 4.352 05/20/49 1,040,659
16,405,000 (f) DB Master Finance LLC, Series 2021 1A 2.045 11/20/51 15,793,371
12,931,000 (f) DB Master Finance LLC, Series 2021 1A 2.493 11/20/51 11,973,234
921,877 (f) Diamond Resorts Owner Trust, Series 2021 1A 2.050 11/21/33 916,953
649,250 (f) Domino's Pizza Master Issuer LLC, Series 2015 1A 4.474 10/25/45 647,868
2,274,000 (f) Domino's Pizza Master Issuer LLC, Series 2018 1A 4.116 07/25/48 2,266,787
13,566,375 (f) Domino's Pizza Master Issuer LLC, Series 2021 1A 2.662 04/25/51 12,657,965
3,800,000 (a),(f) Dryden 49 Senior Loan Fund, (TSFR3M + 1.862%), Series 2017 49A 6.131 07/18/30 3,805,388
10,040,000 (f) Flexential Issuer, LLC, Series 2021 1A 3.250 11/27/51 9,715,908
6,161,487 (f) FNA VI LLC, Series 2021 1A 1.350 01/10/32 5,728,886
7,000,000 Ford Credit Auto Owner Trust, Series 2024 A 5.090 12/15/28 7,068,310
24,625,000 Ford Credit Auto Owner Trust, Series 2024 C 4.070 07/15/29 24,590,720
4,604,348 GM Financial Consumer Automobile Receivables Trust, Series 2024 4 4.530 10/18/27 4,604,608
1,910,000 (f) Hardee's Funding LLC, Series 2020 1A 3.981 12/20/50 1,816,371
505,812 (f) HERO Funding Trust, Series 2017 3A 3.190 09/20/48 446,779
181,421 (f) HERO Funding Trust, Series 2017 2A 3.280 09/20/48 161,720
657,556 (f) HERO Funding Trust, Series 2017 3A 3.950 09/20/48 594,420
362,841 (f) HERO Funding Trust, Series 2017 2A 4.070 09/20/48 331,175
2,350,000 (f) Hertz Vehicle Financing LLC, Series 2022 4A 4.120 09/25/26 2,345,835
1,850,000 (f) Hertz Vehicle Financing LLC, Series 2022 4A 4.610 09/25/26 1,846,297
324,467 (f) Hilton Grand Vacations Trust, Series 2019 AA 2.340 07/25/33 318,861
37,555 (a) Home Equity Asset Trust, (TSFR1M + 1.614%), Series 2003 1 3.986 06/25/33 36,902
32,500,000 Honda Auto Receivables Owner Trust, Series 2024 4 4.330 05/15/29 32,575,186
18,000,000 Honda Auto Receivables Owner Trust, Series 2025 1 4.570 09/21/29 18,173,957
1,308,803 (f) Horizon Aircraft Finance II Ltd, Series 2019 1 3.721 07/15/39 1,264,263
2,747,157 (f) Horizon Aircraft Finance III Ltd, Series 2019 2 3.425 11/15/39 2,611,156
3,750,000 (f),(k) Industrial DPR Funding Ltd, Series 2022 1A 5.380 04/15/34 3,351,338
1,850,000 (a),(f) KKR Clo 32 Ltd, (TSFR3M + 2.100%), Series 2024 32A 6.356 04/15/37 1,859,150
8,400,000 (f) Kubota Credit Owner Trust, Series 2025 1A 4.670 06/15/29 8,511,082
2,250,000 (f) M&T Bank Auto Receivables Trust, Series 2025 1A 4.730 06/17/30 2,275,996
653,587 (f) MAPS Trust, Series 2021 1A 2.521 06/15/46 615,737
2,700,000 (a),(f) Massachusetts St, (TSFR3M + 1.912%), Series 2021 3A 6.168 01/15/35 2,704,520
515,633 (f) MVW LLC, Series 2021 2A 1.830 05/20/39 486,924
1,014,089 (f) MVW LLC, Series 2021 1WA 1.440 01/22/41 967,352
638,876 (f) MVW LLC, Series 2021 1WA 1.940 01/22/41 607,924
842,466 (f) Navient Private Education Refi Loan Trust, Series 2020 HA 1.310 01/15/69 791,631
657,406 (f) Navient Student Loan Trust, Series 2019 BA 3.390 12/15/59 642,814
1,100,000 (a),(f) Neuberger Berman CLO Ltd, (TSFR3M + 1.750%), Series 2024 56A 6.772 07/24/37 1,103,332
6,750,000 (a),(f) Neuberger Berman Loan Advisers Clo 40 Ltd, (TSFR3M + 1.662%), Series 2021 40A 5.922 04/16/33 6,757,985
5,018,421 (f) Oak Street Investment Grade Net Lease Fund Series, Series 2021 1A 1.480 01/20/51 4,892,944
4,466,935 (f) Oak Street Investment Grade Net Lease Fund Series, Series 2021 2A 2.380 11/20/51 4,259,757
5,450,000 (a),(f) OHA Credit Funding 10 Ltd, (TSFR3M + 1.912%), Series 2021 10A 6.181 01/18/36 5,458,398
10,000,000 (f) OneMain Financial Issuance Trust, Series 2020 2A 1.750 09/14/35 9,749,575
1,280,553 (f) Oportun Issuance Trust, Series 2021 B 1.960 05/08/31 1,250,393
1,600,000 (f) Oscar US Funding XVII LLC, Series 2024 2A 4.470 03/12/29 1,597,186
6,340,000 (f) PFS Financing Corp, Series 2024 D 5.340 04/15/29 6,448,526
18,750,000 (f) PFS Financing Corp, Series 2025 B 4.850 02/15/30 18,979,894
17,017,180 (f) Porsche Innovative Lease Owner Trust, Series 2024 2A 4.470 12/21/26 17,013,146
1,500,000 (f) Progress Residential Trust, Series 2021 SFR9 2.711 11/17/40 1,413,908
2,750,000 (f) Regional Management Issuance Trust, Series 2024 2 5.490 12/15/33 2,776,709
2,579,518 (f) Renew, Series 2018 1 3.950 09/20/53 2,410,346
6,873,508 (f) SBNA Auto Lease Trust, Series 2024 B 5.670 11/20/26 6,881,967

Core Bond

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 1,320,000 (f) SCCU Auto Receivables Trust, Series 2024 1A 5.160% 05/15/30 $ 1,337,909
3,905,000 (f) SCCU Auto Receivables Trust, Series 2024 1A 5.620 12/16/30 3,943,217
11,051,775 (f) SERVPRO Master Issuer LLC, Series 2019 1A 3.882 10/25/49 10,869,620
3,216,000 (f) SERVPRO Master Issuer LLC, Series 2021 1A 2.394 04/25/51 2,998,707
512,650 (f) Sierra Timeshare Receivables Funding LLC, Series 2021 1A 0.990 11/20/37 503,529
555,851 (f) Sierra Timeshare Receivables Funding LLC, Series 2021 1A 1.340 11/20/37 546,101
308,166 (f) Sierra Timeshare Receivables Funding LLC, Series 2021 1A 1.790 11/20/37 302,582
1,353,602 (f) Sierra Timeshare Receivables Funding LLC, Series 2024 3A 4.830 08/20/41 1,358,742
6,774,512 (f) Sierra Timeshare Receivables Funding LLC, Series 2024 1A 5.350 01/20/43 6,819,235
86,855 (f) SMB Private Education Loan Trust, Series 2017 A 2.880 09/15/34 86,635
264,818 (f) SMB Private Education Loan Trust, Series 2017 B 2.820 10/15/35 261,809
189,955 (f) SoFi Professional Loan Program LLC, Series 2017 F 2.840 01/25/41 188,851
375,289 (f) SoFi Professional Loan Program LLC, Series 2019 A 3.690 06/15/48 371,094
2,058,581 (f) SpringCastle America Funding LLC, Series 2020 AA 1.970 09/25/37 1,937,770
235,308 (a) Structured Asset Investment Loan Trust, (TSFR1M + 1.014%), Series 2004 8 5.334 09/25/34 225,534
15,472,250 (f) Subway Funding LLC, Series 2024 1A 6.028 07/30/54 15,733,695
1,700,000 Synchrony Card Funding LLC, Series 2024 A1 5.040 03/15/30 1,722,592
14,987,055 (f) Taco Bell Funding LLC, Series 2021 1A 1.946 08/25/51 14,284,501
9,667,800 (f) Taco Bell Funding LLC, Series 2021 1A 2.294 08/25/51 8,791,096
34,350,000 (f) T-Mobile US Trust, Series 2025 1A 4.910 11/20/29 34,784,905
1,314,992 Toyota Auto Receivables Owner Trust, Series 2024 D 4.550 08/16/27 1,315,039
20,000,000 (f) Toyota Lease Owner Trust, Series 2025 A 4.750 02/22/28 20,169,336
4,789,912 (f) Vine, Series 2020 1A 2.790 11/15/50 4,525,719
7,600,000 Volkswagen Auto Lease Trust, Series 2024 A 5.210 06/21/27 7,667,681
9,747,114 (f) Wendy's Funding LLC, Series 2021 1A 2.370 06/15/51 8,958,555
9,250,000 (f) Zayo Issuer LLC, Series 2025 1A 5.648 03/20/55 9,443,026
TOTAL ASSET BACKED 598,435,928
OTHER MORTGAGE BACKED - 8.9%
61,723 (a),(f) Agate Bay Mortgage Trust, Series 2015 6 3.500 09/25/45 57,259
3,000,000 (a),(f) ARDN Mortgage Trust, (TSFR1M + 1.750%), Series 2025 ARCP 6.092 06/15/35 3,006,970
5,000,000 (a),(f) ARDN Mortgage Trust, (TSFR1M + 2.000%), Series 2025 ARCP 6.342 06/15/35 5,012,887
3,000,000 (a),(f) ARDN Mortgage Trust, (TSFR1M + 3.000%), Series 2025 ARCP 7.300 06/15/35 3,011,090
2,500,000 (a),(f) BAMLL Trust, (TSFR1M + 2.350%), Series 2025 ASHF 6.692 02/15/42 2,500,801
2,486,000 Banc of America Commercial Mortgage Trust, Series 2015 UBS7 3.705 09/15/48 2,476,844
2,071,000 (a) Banc of America Commercial Mortgage Trust, Series 2015 UBS7 3.989 09/15/48 2,059,250
1,910,000 (a) Banc of America Commercial Mortgage Trust, Series 2015 UBS7 4.451 09/15/48 1,845,455
5,055,000 BANK, Series 2017 BNK8 3.731 11/15/50 4,797,734
4,250,000 (a) BANK, Series 2017 BNK8 4.083 11/15/50 3,845,238
1,000,000 (a) BANK, Series 2017 BNK8 4.227 11/15/50 820,756
3,000,000 (f) BANK, Series 2019 BN21 2.500 10/17/52 2,195,710
1,000,000 BANK, Series 2019 BN21 3.093 10/17/52 911,499
2,500,000 BANK, Series 2019 BN23 3.203 12/15/52 2,313,388
1,637,000 BANK, Series 2019 BN23 3.455 12/15/52 1,514,073
4,621,000 BANK, Series 2020 BN30 1.925 12/15/53 3,981,519
8,864,000 (a) BANK, Series 2022 BNK39 2.928 02/15/55 7,907,637
2,000,000 BANK, Series 2024 BNK48 5.053 10/15/57 2,012,904
1,370,304 BANK, Series 2017 BNK6 3.289 07/15/60 1,358,056
1,750,000 BANK, Series 2019 BN20 3.011 09/15/62 1,624,307
2,550,000 (a) BANK, Series 2019 BN24 3.283 11/15/62 2,369,690
11,716,000 BANK, Series 2021 BN34 2.438 06/15/63 10,120,165
3,330,000 (a) BANK, Series 2022 BNK41 3.916 04/15/65 3,130,899
1,747,864 Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017 BNK3 3.366 02/15/50 1,732,365
2,000,000 (a) BANK5, Series 2023 5YR1 6.260 04/15/56 2,080,343
6,633,025 (a),(f) Bayview MSR Opportunity Master Fund Trust, Series 2022 5 3.000 02/25/52 5,617,416
1,250,000 (a),(f) BBCMS Mortgage Trust, Series 2018 CHRS 4.409 08/05/38 1,044,256
13,865,000 BBCMS Mortgage Trust, Series 2023 C19 5.753 04/15/56 14,128,565
4,320,940 (a) BBCMS Mortgage Trust, Series 2023 C20 6.383 07/15/56 4,473,660
4,000,000 (a) BBCMS Mortgage Trust, Series 2023 C21 6.506 09/15/56 4,257,808
4,367,000 (a) BBCMS Mortgage Trust, Series 2024 C30 5.831 11/15/57 4,506,132
2,500,000 (f) BBCMS Trust, Series 2015 SRCH 4.798 08/10/35 2,376,194
2,500,000 (a),(f) BBCMS Trust, Series 2015 SRCH 5.122 08/10/35 2,343,286
3,000,000 (a) Benchmark, Series 2018 B4 4.311 07/15/51 2,921,672

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 2,575,000 (a),(f) Benchmark Mortgage Trust, Series 2020 IG2 2.791% 09/15/48 $ 2,237,091
2,500,000 (a),(f) Benchmark Mortgage Trust, Series 2020 IG3 3.199 09/15/48 2,063,800
2,500,000 (a),(f) Benchmark Mortgage Trust, Series 2020 IG3 3.654 09/15/48 2,382,859
3,200,000 (a) Benchmark Mortgage Trust, Series 2018 B1 3.666 01/15/51 3,131,332
1,500,000 (a) Benchmark Mortgage Trust, Series 2018 B3 4.553 04/10/51 1,297,434
2,145,000 Benchmark Mortgage Trust, Series 2018 B6 4.261 10/10/51 2,117,148
1,380,000 Benchmark Mortgage Trust, Series 2019 B9 4.016 03/15/52 1,344,505
2,000,000 Benchmark Mortgage Trust, Series 2019 B9 4.267 03/15/52 1,908,440
1,624,000 Benchmark Mortgage Trust, Series 2019 B9 4.468 03/15/52 1,504,346
1,250,000 (a) Benchmark Mortgage Trust, Series 2019 B9 4.971 03/15/52 1,097,100
2,500,000 Benchmark Mortgage Trust, Series 2019 B11 3.542 05/15/52 2,383,704
1,717,000 Benchmark Mortgage Trust, Series 2019 B12 3.419 08/15/52 1,598,382
1,050,000 Benchmark Mortgage Trust, Series 2021 B23 2.095 02/15/54 792,287
18,500,000 Benchmark Mortgage Trust, Series 2021 B24 2.584 03/15/54 16,264,593
15,830,000 Benchmark Mortgage Trust, Series 2021 B27 2.390 07/15/54 13,777,517
2,500,000 Benchmark Mortgage Trust, Series 2021 B28 2.224 08/15/54 2,168,468
5,250,000 (a) Benchmark Mortgage Trust, Series 2021 B28 2.244 08/15/54 4,315,047
3,000,000 Benchmark Mortgage Trust, Series 2023 B38 5.626 04/15/56 3,071,572
8,000,000 Benchmark Mortgage Trust, Series 2023 B39 5.750 07/15/56 8,440,914
1,680,000 (f) Benchmark Mortgage Trust, Series 2019 B14 2.500 12/15/62 594,370
1,000,000 Benchmark Mortgage Trust, Series 2019 B14 3.352 12/15/62 897,824
3,800,000 Benchmark Mortgage Trust, Series 2019 B14 3.493 12/15/62 3,171,065
3,000,000 (a) Benchmark Mortgage Trust, Series 2019 B14 3.763 12/15/62 2,297,773
4,000,000 Benchmark Mortgage Trust, Series 2019 B15 2.928 12/15/72 3,700,149
2,000,000 Benchmark Mortgage Trust Series - 2019 B12 (Class C), Series 0.000 08/15/52 1,602,991
1,530,000 (a) BMO Mortgage Trust, Series 2024 C8 5.911 03/15/57 1,597,329
6,400,000 (a) BMO Mortgage Trust, Series 2024 C9 6.127 07/15/57 6,704,643
1,797,313 (a),(f) BX Commercial Mortgage Trust, (LIBOR 1 M + 1.914%), Series 2021 SOAR 1.910 06/15/38 1,798,104
1,000,000 (a),(f) BX Commercial Mortgage Trust, (TSFR1M + 3.927%), Series 2024 BRBK 8.240 10/15/41 1,005,886
2,000,000 (a),(f) BX Commercial Mortgage Trust, (TSFR1M + 4.874%), Series 2024 BRBK 9.188 10/15/41 2,013,187
2,100,000 (a),(f) BX Mortgage Trust, (TSFR1M + 2.062%), Series 2021 PAC 6.404 10/15/36 2,091,058
1,155,000 (a),(f) BX TRUST, (TSFR1M + 2.949%), Series 2022 PSB 7.261 08/15/39 1,156,444
2,000,000 (a),(f) BXP Trust, Series 2021 601L 2.868 01/15/44 1,571,901
6,500,000 (a) CD Mortgage Trust, Series 2016 CD2 3.879 11/10/49 5,690,771
3,030,000 (a) CD Mortgage Trust, Series 2016 CD2 4.107 11/10/49 1,839,667
5,555,000 CD Mortgage Trust, Series 2017 CD3 3.833 02/10/50 4,970,216
6,635,000 (a) CD Mortgage Trust, Series 2017 CD3 3.984 02/10/50 4,413,897
3,630,000 (a) CD Mortgage Trust, Series 2017 CD3 4.682 02/10/50 1,697,912
1,750,000 CD Mortgage Trust, Series 2017 CD4 3.746 05/10/50 1,688,652
5,000,000 (a) CD Mortgage Trust, Series 2017 CD5 3.684 08/15/50 4,855,427
1,000,000 CD Mortgage Trust, Series 2017 CD6 3.456 11/13/50 972,769
1,594,172 CD Mortgage Trust, Series 2019 CD8 2.812 08/15/57 1,539,349
1,000,000 (a),(f) Century Plaza Towers, Series 2019 CPT 3.097 11/13/39 816,268
47,954 (a),(f) CF Mortgage Trust, Series 2020 P1 2.840 04/15/52 47,638
1,500,000 (a),(f) CF Mortgage Trust, Series 2020 P1 3.603 04/15/52 1,374,893
1,175,400 CGMS Commercial Mortgage Trust, Series 2017 B1 3.458 08/15/50 1,151,719
38,630 (a) CHL Mortgage Pass-Through Trust, Series 2004 HYB9 5.393 02/20/35 39,057
338,809 (a),(f) CIM Trust, Series 2021 J2 2.671 04/25/51 275,088
568,758 (a),(f) Citigroup Commercial Mortgage Trust, Series 2014 GC23 4.741 07/10/47 539,681
600,369 (a) Citigroup Commercial Mortgage Trust, Series 2015 GC29 3.758 04/10/48 578,456
2,000,000 (a) Citigroup Commercial Mortgage Trust, Series 2015 GC29 4.113 04/10/48 1,821,700
2,000,000 (a) Citigroup Commercial Mortgage Trust, Series 2018 B2 4.179 03/10/51 1,956,779
227,620 COMM Mortgage Trust, Series 2012 CR4 2.853 10/15/45 217,681
3,950,601 (a) COMM Mortgage Trust, Series 2014 CR14 3.793 02/10/47 3,807,174
2,488,758 COMM Mortgage Trust, Series 2014 CR17 4.377 05/10/47 2,404,009
3,896,000 (a) COMM Mortgage Trust, Series 2014 UBS3 4.742 06/10/47 2,787,861
5,150,000 (a),(f) COMM Mortgage Trust, Series 2014 UBS3 4.767 06/10/47 2,214,500
2,498,000 (a) COMM Mortgage Trust, Series 2015 LC19 3.829 02/10/48 2,467,377
2,497,000 (f) COMM Mortgage Trust, Series 2015 CR22 3.000 03/10/48 1,716,563
2,438,545 (a) COMM Mortgage Trust, Series 2015 CR22 3.603 03/10/48 2,398,279
5,315,000 (a) COMM Mortgage Trust, Series 2015 CR22 3.926 03/10/48 5,075,659
2,000,000 (a),(f) COMM Mortgage Trust, Series 2015 CR22 3.975 03/10/48 1,544,285

Core Bond

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 1,000,000 (a) COMM Mortgage Trust, Series 2015 CR22 3.975% 03/10/48 $ 904,763
1,090,492 (a) COMM Mortgage Trust, Series 2015 CR23 4.221 05/10/48 1,059,779
1,500,000 (a) COMM Mortgage Trust, Series 2015 CR24 3.463 08/10/48 1,361,435
3,640,000 (a) COMM Mortgage Trust, Series 2015 CR24 4.028 08/10/48 3,634,092
2,000,000 (a) COMM Mortgage Trust, Series 2015 CR24 4.320 08/10/48 1,908,066
1,000,000 (a) COMM Mortgage Trust, Series 2015 CR24 4.474 08/10/48 992,058
2,250,000 (a) COMM Mortgage Trust, Series 2015 CR25 4.689 08/10/48 2,239,798
2,353,148 COMM Mortgage Trust, Series 2015 CR26 3.630 10/10/48 2,342,630
1,000,000 COMM Mortgage Trust, Series 2015 CR27 3.984 10/10/48 990,911
8,357,000 (a) COMM Mortgage Trust, Series 2015 LC23 4.570 10/10/48 8,038,690
1,627,000 (a) COMM Mortgage Trust, Series 2015 CR26 4.668 10/10/48 1,599,381
3,731,000 (a) COMM Mortgage Trust, Series 2015 CR26 4.668 10/10/48 3,498,939
5,075,000 (a) COMM Mortgage Trust, Series 2016 CR28 4.737 02/10/49 4,940,225
2,969,412 (a) COMM Mortgage Trust, Series 2018 COR3 4.497 05/10/51 2,741,581
2,500,000 (a) COMM Mortgage Trust, Series 2018 COR3 4.668 05/10/51 2,103,058
1,250,000 COMM Mortgage Trust, Series 2019 GC44 3.263 08/15/57 1,150,437
17,805,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.500%), Series 2022 R03 7.805 03/25/42 18,511,185
4,779,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.000%), Series 2022 R05 7.305 04/25/42 4,909,774
29,920,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06 8.155 05/25/42 31,312,611
7,825,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.600%), Series 2022 R08 7.950 07/25/42 8,170,813
10,195,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09 9.056 09/25/42 10,931,199
17,280,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01 8.056 12/25/42 18,245,619
2,500,000 (a),(f) CSMC, Series 2019 NQM1 3.388 10/25/59 2,396,695
5,343,112 (a),(f) CSMC, Series 2021 NQM8 2.405 10/25/66 4,682,879
1,750,000 (a),(f) CSTL Commercial Mortgage Trust, Series 2024 GATE 5.052 11/10/41 1,742,261
4,750,000 DBGS Mortgage Trust, Series 2018 C1 4.466 10/15/51 4,692,555
5,400,000 DBJPM Mortgage Trust, Series 2020 C9 2.340 08/15/53 4,697,673
3,398,000 DBJPMortgage Trust, Series 2020 C9 1.926 08/15/53 2,988,601
1,415,000 (a),(f) DBSG Mortgage Trust, Series 2024 ALTA 6.144 06/10/37 1,440,754
4,860,000 (a),(f) DBSG Mortgage Trust, Series 2024 ALTA 6.595 06/10/37 4,951,333
3,250,000 (a),(f) DBWF Mortgage Trust, Series 2015 LCM 3.535 06/10/34 3,106,676
1,698,024 (a),(f) ELP Commercial Mortgage Trust, (TSFR1M + 1.434%), Series 2021 ELP 5.746 11/15/38 1,696,753
3,600,000 (a),(f) EQT Trust, Series 2024 EXTR 5.655 07/05/41 3,664,864
1,086,685 (a),(f) Flagstar Mortgage Trust, Series 2017 2 3.978 10/25/47 994,510
40,144 (a),(f) Flagstar Mortgage Trust, Series 2018 5 4.000 09/25/48 37,946
1,727,777 (a),(f) Flagstar Mortgage Trust, Series 2021 2 2.500 04/25/51 1,401,040
5,624,463 (a),(f) Flagstar Mortgage Trust, Series 2021 4 2.500 06/01/51 4,560,830
2,289,930 (a),(f) Flagstar Mortgage Trust, Series 2021 5INV 3.339 07/25/51 1,870,750
751,316 (a),(f) Flagstar Mortgage Trust, Series 2021 7 2.925 08/25/51 612,036
19,220,671 (a),(f) Flagstar Mortgage Trust, Series 2021 10IN 3.000 10/25/51 16,277,717
3,237,121 (a),(f) Flagstar Mortgage Trust, Series 2021 10IN 3.501 10/25/51 2,645,182
1,215,000 (a),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%), Series 2023 HQA3 7.702 11/25/43 1,283,373
2,000,000 (a),(f) GS Mortgage Securities Corp Trust, (TSFR1M + 1.747%), Series 2018 TWR 6.089 07/15/31 421,029
1,238,000 (a),(f) GS Mortgage Securities Corp Trust, Series 2017 375H 3.591 09/10/37 1,193,616
3,741,400 (a) GS Mortgage Securities Trust, Series 2015 GC32 4.018 07/10/48 3,736,294
3,779,000 (a) GS Mortgage Securities Trust, Series 2016 GS3 4.101 10/10/49 3,550,721
4,185,000 (a) GS Mortgage Securities Trust, Series 2016 GS4 4.073 11/10/49 3,737,165
2,380,051 GS Mortgage Securities Trust, Series 2017 GS5 3.467 03/10/50 2,355,432
9,100,951 GS Mortgage Securities Trust, Series 2017 GS5 3.674 03/10/50 8,901,928
4,300,000 GS Mortgage Securities Trust, Series 2017 GS6 3.433 05/10/50 4,187,787
1,500,000 GS Mortgage Securities Trust, Series 2017 GS6 3.638 05/10/50 1,418,372
343,819 (a) GS Mortgage Securities Trust, Series 2015 GC30 3.777 05/10/50 337,139
3,000,000 GS Mortgage Securities Trust, Series 2017 GS8 3.837 11/10/50 2,937,026
3,500,000 (a) GS Mortgage Securities Trust, Series 2017 GS8 4.460 11/10/50 3,182,090
3,010,000 (a) GS Mortgage Securities Trust, Series 2018 GS9 3.992 03/10/51 2,962,526
1,725,000 (a) GS Mortgage Securities Trust, Series 2018 GS10 4.155 07/10/51 1,688,371
2,400,000 (a) GS Mortgage Securities Trust, Series 2019 GC38 4.158 02/10/52 2,314,159
1,219,888 (a) GS Mortgage Securities Trust, Series 2019 GC38 4.761 02/10/52 1,134,212
5,510,000 GS Mortgage Securities Trust, Series 2019 GC42 3.001 09/10/52 5,144,152
1,000,000 (a) GS Mortgage Securities Trust, Series 2020 GC45 3.173 02/13/53 914,528
1,361,000 (a) GS Mortgage Securities Trust, Series 2020 GC45 3.405 02/13/53 1,232,466
5,500,000 GS Mortgage Securities Trust, Series 2020 GSA2 2.012 12/12/53 4,796,008

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 104,356 (a),(f) GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2 4.000% 11/25/49 $ 98,604
272,393 (a),(f) GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2 4.000 11/25/49 257,379
653,863 (a),(f) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ4 3.000 01/25/51 561,256
30,737,148 (a),(f) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 0.251 03/27/51 399,727
997,663 (a),(f) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 3.000 03/27/51 856,466
1,959,703 (a),(f) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ6 2.500 05/25/51 1,601,912
8,136,134 (a),(f) GS Mortgage-Backed Securities Corp Trust, Series 2021 PJ5 2.500 10/25/51 6,596,507
9,729,454 (a),(f) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ2 3.000 06/25/52 8,233,183
3,138,955 (a),(f) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ4 3.000 09/25/52 2,654,342
945,172 (a),(f) GS Mortgage-Backed Securities Trust, Series 2020 PJ1 3.611 05/25/50 834,093
838,631 (a),(f) GS Mortgage-Backed Securities Trust, Series 2021 GR1 3.091 11/25/51 704,414
1,122,082 (a),(f) GS Mortgage-Backed Securities Trust, Series 2021 INV1 3.022 12/25/51 901,229
17,059,981 (a),(f) GS Mortgage-Backed Securities Trust, Series 2021 PJ7 2.500 01/25/52 13,833,795
8,491,313 (a),(f) GS Mortgage-Backed Securities Trust, Series 2021 PJ8 2.500 01/25/52 6,886,170
3,108,088 (a),(f) GS Mortgage-Backed Securities Trust, Series 2021 PJ7 2.721 01/25/52 2,499,048
2,139,323 (a),(f) GS Mortgage-Backed Securities Trust, Series 2022 LTV1 3.243 06/25/52 1,758,075
5,745,923 (a),(f) GS Mortgage-Backed Securities Trust, Series 2022 INV1 3.000 07/25/52 4,875,105
6,862,246 (a),(f) GS Mortgage-Backed Securities Trust, Series 2022 HP1 3.000 09/25/52 5,811,540
5,599,927 (a),(f) GS Mortgage-Backed Securities Trust, Series 2022 PJ5 3.000 10/25/52 4,738,727
4,384,969 (a),(f) GS Mortgage-Backed Securities Trust, Series 2022 PJ6 3.000 01/25/53 3,712,694
6,679,551 (a),(f) GS Mortgage-Backed Securities Trust, Series 2023 PJ1 3.500 02/25/53 5,841,847
1,496,121 (a),(f) GS Mortgage-Backed Securities Trust, Series 2025 PJ4 6.000 09/25/55 1,500,633
3,350,000 (a),(c),(f) GSAT Trust, (TSFR1M + 1.500%), Series 2025 BMF 5.820 07/15/30 3,356,408
4,000,000 (a),(c),(f) GSAT Trust, (TSFR1M + 1.950%), Series 2025 BMF 6.270 07/15/30 4,008,258
10,000,000 (a),(f) Houston Galleria Mall Trust, Series 2025 HGLR 5.462 02/05/45 10,279,906
6,500,000 (a),(f) HTL Commercial Mortgage Trust, Series 2024 T53 7.324 05/10/39 6,583,370
3,000,000 (a),(f) Hudson Yards Mortgage Trust, Series 2016 10HY 3.076 08/10/38 2,924,371
1,500,000 (a),(f) Hudson Yards Mortgage Trust, Series 2016 10HY 3.076 08/10/38 1,457,636
3,450,000 (a),(f) Hudson Yards Mortgage Trust, Series 2019 55HY 3.041 12/10/41 3,051,649
2,500,000 (a),(f) Hudson Yards Mortgage Trust, Series 2019 55HY 3.041 12/10/41 2,151,423
5,320,000 (a),(f) ILPT Commercial Mortgage Trust, Series 2025 LPF2 5.292 07/15/42 5,405,355
1,671,336 (a),(f) Imperial Fund Mortgage Trust, Series 2020 NQM1 2.051 10/25/55 1,580,939
1,000,000 (a),(f) Imperial Fund Mortgage Trust, Series 2020 NQM1 3.531 10/25/55 922,121
5,175,000 (a),(f) IP Mortgage Trust, Series 2025 IP 5.250 06/10/42 5,256,798
1,025,850 (a),(f) J.P. Morgan Mortgage Trust, Series 2022 5 2.953 09/25/52 810,250
5,000,000 (f) Jackson Park Trust, Series 2019 LIC 2.766 10/14/39 4,526,864
3,000,000 (f) JP Morgan Chase Commercial Mortgage Securities Corp, Series 2018 AON 4.379 07/05/31 2,358,749
165,519 (a),(f) JP Morgan Chase Commercial Mortgage Securities Corp, Series 2013 C13 4.115 01/15/46 159,276
1,000,000 (f) JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020 NNN 3.620 01/16/37 420,010
3,000,000 (f) JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025 NSLB 6.234 06/05/42 3,119,544
1,466,250 (a),(f) JP Morgan Mortgage Trust, (LIBOR 1 M - 0.000%), Series 2015 1 5.661 12/25/44 1,428,165
57,042 (a),(f) JP Morgan Mortgage Trust, Series 2015 3 3.500 05/25/45 53,189
330,705 (a),(f) JP Morgan Mortgage Trust, Series 2015 6 3.500 10/25/45 305,446
1,176,717 (a),(f) JP Morgan Mortgage Trust, Series 2018 3 3.500 09/25/48 1,056,026
2,220,677 (a),(f) JP Morgan Mortgage Trust, Series 2018 5 3.500 10/25/48 2,009,420
1,374,697 (a),(f) JP Morgan Mortgage Trust, Series 2017 5 4.921 10/26/48 1,377,090
111,151 (a),(f) JP Morgan Mortgage Trust, Series 2018 9 4.000 02/25/49 104,057
39,842 (a),(f) JP Morgan Mortgage Trust, Series 2019 1 4.000 05/25/49 37,381
3,333,804 (a),(f) JP Morgan Mortgage Trust, Series 2020 1 3.818 06/25/50 2,998,775
24,198,299 (a),(f) JP Morgan Mortgage Trust, Series 2021 3 0.136 07/25/51 184,106
17,075,306 (a),(f) JP Morgan Mortgage Trust, Series 2021 4 0.130 08/25/51 125,036
2,045,926 (a),(f) JP Morgan Mortgage Trust, Series 2021 4 2.880 08/25/51 1,649,515
32,983,601 (a),(f) JP Morgan Mortgage Trust, Series 2021 6 0.133 10/25/51 250,929
4,161,550 (a),(f) JP Morgan Mortgage Trust, Series 2021 6 2.500 10/25/51 3,375,864
9,015,075 (a),(f) JP Morgan Mortgage Trust, Series 2021 INV2 0.400 12/25/51 222,659
1,997,654 (a),(f) JP Morgan Mortgage Trust, Series 2021 10 2.500 12/25/51 1,619,881
1,814,738 (a),(f) JP Morgan Mortgage Trust, Series 2021 INV4 3.205 01/25/52 1,462,103
2,056,398 (a),(f) JP Morgan Mortgage Trust, Series 2021 12 2.500 02/25/52 1,671,622
1,331,610 (a),(f) JP Morgan Mortgage Trust, Series 2022 INV1 3.293 03/25/52 1,112,911
3,252,838 (a),(f) JP Morgan Mortgage Trust, Series 2021 14 2.500 05/25/52 2,637,699
1,997,524 (a),(f) JP Morgan Mortgage Trust, Series 2021 LTV2 2.927 05/25/52 1,727,408
618,615 (a),(f) JP Morgan Mortgage Trust, Series 2021 INV8 3.281 05/25/52 503,284

Core Bond

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 13,750,295 (a),(f) JP Morgan Mortgage Trust, Series 2022 2 3.000% 08/25/52 $ 11,644,939
6,075,618 (a),(f) JP Morgan Mortgage Trust, Series 2022 INV3 3.000 09/25/52 5,147,252
8,463,779 (a),(f) JP Morgan Mortgage Trust, Series 2022 LTV2 3.500 09/25/52 7,391,642
5,736,875 (a),(f) JP Morgan Mortgage Trust, Series 2022 7 3.000 12/25/52 4,849,817
1,915,126 (a),(f) JP Morgan Mortgage Trust, Series 2022 7 4.000 12/25/52 1,731,531
3,261,801 JPMBB Commercial Mortgage Securities Trust, Series 2014 C22 4.110 09/15/47 3,174,548
1,624,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2014 C22 4.508 09/15/47 1,554,749
4,500,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2014 C23 4.700 09/15/47 4,207,338
1,500,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2014 C23 4.700 09/15/47 1,373,196
1,000,000 JPMBB Commercial Mortgage Securities Trust, Series 2015 C27 3.898 02/15/48 863,105
1,275,135 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C29 4.118 05/15/48 1,267,262
6,000,000 JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4.106 08/15/48 5,910,962
3,000,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4.593 08/15/48 2,378,460
5,885,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4.754 08/15/48 5,567,580
511,320 JPMBB Commercial Mortgage Securities Trust, Series 2015 C33 3.770 12/15/48 509,025
3,016,000 JPMBB Commercial Mortgage Securities Trust, Series 2015 C33 4.023 12/15/48 2,975,479
745,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C33 4.784 12/15/48 707,850
10,425,000 JPMBB Commercial Mortgage Securities Trust, Series 2016 C1 3.576 03/17/49 10,339,539
2,645,000 (a),(f) JPMBB Commercial Mortgage Securities Trust, Series 2016 C1 4.353 03/17/49 2,321,744
1,606,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2016 C1 4.695 03/17/49 1,533,822
310,719 JPMCC Commercial Mortgage Securities Trust, Series 2017 JP5 3.457 03/15/50 306,932
822,000 JPMCC Commercial Mortgage Securities Trust, Series 2017 JP5 3.723 03/15/50 809,328
174,526 JPMCC Commercial Mortgage Securities Trust, Series 2017 JP7 3.379 09/15/50 170,503
2,000,000 (a) JPMCC Commercial Mortgage Securities Trust, Series 2017 JP7 3.821 09/15/50 1,682,418
2,500,000 JPMCC Commercial Mortgage Securities Trust, Series 2019 COR5 3.123 06/13/52 2,392,021
5,554,000 JPMDB Commercial Mortgage Securities Trust, Series 2020 COR7 2.180 05/13/53 4,637,472
3,625,000 JPMDB Commercial Mortgage Securities Trust, Series 2020 COR7 2.536 05/13/53 2,916,816
4,000,000 (a),(f) KRE Commercial Mortgage Trust, (TSFR1M + 1.300%), Series 2025 AIP4 5.612 03/15/42 3,995,681
755,062 (f) Ladder Capital Commercial Mortgage Securities, Series 2013 GCP 3.575 02/15/36 731,289
2,200,000 (f) LSTAR Commercial Mortgage Trust, Series 2017 5 4.021 03/10/50 2,113,471
1,081,907 (a) Merrill Lynch Mortgage Investors Trust, (TSFR1M + 0.634%), Series 2006 WMC1 2.278 01/25/37 1,058,759
2,250,000 (a),(f) MF1 LLC, (TSFR1M + 1.488%), Series 2025 FL19 5.838 05/18/42 2,254,919
132,492 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015 C21 3.652 03/15/48 132,212
3,360,000 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015 C22 3.561 04/15/48 3,278,376
1,300,000 Morgan Stanley Capital I Trust, Series 2017 HR2 3.587 12/15/50 1,268,118
1,000,000 Morgan Stanley Capital I Trust, Series 2018 H3 4.177 07/15/51 986,613
3,732,803 (a) Morgan Stanley Capital I Trust, Series 2018 H3 4.429 07/15/51 3,663,297
3,000,000 (a),(f) Morgan Stanley Capital I Trust, Series 2024 NSTB 3.900 09/24/57 2,855,742
2,175,481 (a),(f) Morgan Stanley Residential Mortgage Loan Trust, Series 2021 4 2.500 07/25/51 1,936,449
4,667,755 (a),(f) Morgan Stanley Residential Mortgage Loan Trust, Series 2023 1 4.000 02/25/53 4,229,132
2,500,000 (f) MRCD Mortgage Trust, Series 2019 PARK 2.718 12/15/36 2,226,875
2,000,000 (f) MRCD Mortgage Trust, Series 2019 PARK 2.718 12/15/36 1,482,440
3,500,000 (f) MRCD Mortgage Trust, Series 2019 PARK 2.718 12/15/36 2,454,900
1,500,000 (a),(f) MSDB Trust, Series 2017 712F 3.427 07/11/39 1,439,660
5,517,572 (a),(f) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE 5.915 07/15/36 5,257,948
2,500,000 (a),(f) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.879%), Series 2019 MILE 6.191 07/15/36 2,303,338
565,499 (f) Natixis Commercial Mortgage Securities Trust, Series 2020 2PAC 2.966 12/15/38 536,230
1,607,608 (a),(f) New Residential Mortgage Loan Trust, Series 2022 INV1 3.514 03/25/52 1,302,424
54,302 (a) New York Mortgage Trust, (TSFR1M + 0.594%), Series 2005 3 4.914 02/25/36 54,044
4,750,000 (a),(f) NRTH Mortgage Trust, (TSFR1M + 1.641%), Series 2024 PARK 5.953 03/15/39 4,759,425
3,750,000 (a),(f) NYC Trust, (TSFR1M + 2.840%), Series 2024 3ELV 7.151 08/15/29 3,732,588
9,224,519 (a),(f) OBX Trust, Series 2021 J2 2.500 07/25/51 7,480,085
368,160 (a),(f) OBX Trust, Series 2022 J2 3.436 08/25/52 312,661
7,421,562 (a),(f) OBX Trust, Series 2022 INV5 4.000 10/25/52 6,710,090
1,890,311 (a),(f) Oceanview Mortgage Trust, Series 2021 1 2.500 05/25/51 1,532,838
2,042,606 (a),(f) Oceanview Mortgage Trust, Series 2022 1 4.500 11/25/52 1,924,296
3,850,000 (f) Olympic Tower Mortgage Trust, Series 2017 OT 3.566 05/10/39 3,408,279
10,030,000 (f) One Bryant Park Trust, Series 2019 OBP 2.516 09/15/54 9,141,565
14,934,004 (f) One Market Plaza Trust, Series 2017 1MKT 3.614 02/10/32 14,283,372
3,000,000 (a),(f) ONNI Commerical Mortgage Trust, Series 2024 APT 5.753 07/15/39 3,069,521
3,200,000 (a),(f) OPEN Trust, (TSFR1M + 5.236%), Series 2023 AIR 9.548 11/15/40 3,213,512
2,500,000 (a),(f) PKHL Commercial Mortgage Trust, (TSFR1M + 0.994%), Series 2021 MF 5.306 07/15/38 2,365,987

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 2,363,823 (a),(f) RCKT Mortgage Trust, Series 2022 4 3.500% 06/25/52 $ 2,067,339
260,630 (a),(f) Sequoia Mortgage Trust, Series 2015 2 3.500 05/25/45 240,387
194,542 (a),(f) Sequoia Mortgage Trust, Series 2017 2 3.500 02/25/47 176,709
716,286 (a),(f) Sequoia Mortgage Trust, Series 2017 6 3.720 09/25/47 680,044
439,344 (a),(f) Sequoia Mortgage Trust, Series 2018 3 3.500 03/25/48 398,633
34,643 (a),(f) Sequoia Mortgage Trust, Series 2018 7 4.000 09/25/48 32,898
2,332,564 (a),(f) Sequoia Mortgage Trust, Series 2020 3 3.000 04/25/50 1,996,117
369,883 (a),(f) Sequoia Mortgage Trust, Series 2021 1 2.658 03/25/51 303,698
3,963,813 (a),(f) Sequoia Mortgage Trust, Series 2023 1 5.000 01/25/53 3,793,392
167,357 (a),(f) Shellpoint Co-Originator Trust, Series 2017 1 3.500 04/25/47 152,773
3,800,000 (a),(f) SHR Trust, (TSFR1M + 2.950%), Series 2024 LXRY 7.262 10/15/41 3,807,836
1,500,000 (f) SLG Office Trust, Series 2021 OVA 2.851 07/15/41 1,265,915
1,800,000 UBS Commercial Mortgage Trust, Series 2017 C4 3.563 10/15/50 1,752,771
1,330,000 (a) UBS Commercial Mortgage Trust, Series 2018 C11 4.713 06/15/51 1,249,858
2,500,000 (a) UBS Commercial Mortgage Trust, Series 2018 C11 5.044 06/15/51 2,311,414
2,250,000 UBS Commercial Mortgage Trust, Series 2018 C13 4.334 10/15/51 2,213,038
5,881,480 (a),(f) Verus Securitization Trust, Series 2021 7 2.240 10/25/66 5,121,945
1,500,000 (a),(f) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 0.921%), Series 2017 SMP 6.258 12/15/34 1,390,507
2,000,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2015 NXS1 4.041 05/15/48 1,941,273
2,029,830 (a) Wells Fargo Commercial Mortgage Trust, Series 2015 P2 4.818 12/15/48 1,995,406
387,000 Wells Fargo Commercial Mortgage Trust, Series 2017 RB1 3.635 03/15/50 374,262
2,000,000 Wells Fargo Commercial Mortgage Trust, Series 2017 RB1 3.757 03/15/50 1,911,002
1,750,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2017 C38 3.917 07/15/50 1,650,316
2,100,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2018 C43 4.012 03/15/51 2,068,020
3,000,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2018 C48 4.703 01/15/52 2,960,236
1,700,000 Wells Fargo Commercial Mortgage Trust, Series 2021 21-C60 2.547 08/15/54 1,464,055
9,313,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2024 C63 5.820 08/15/57 9,668,311
1,200,000 (f) Wells Fargo Commercial Mortgage Trust, Series 2015 NXS3 3.153 09/15/57 1,175,128
2,500,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2015 NXS3 3.972 09/15/57 2,486,449
3,350,000 Wells Fargo Commercial Mortgage Trust, Series 2016 C32 3.952 01/15/59 3,321,672
2,500,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2016 C32 4.858 01/15/59 2,476,091
230,332 Wells Fargo Commercial Mortgage Trust, Series 2016 C36 2.933 11/15/59 228,250
72,682 (a),(f) Wells Fargo Mortgage Backed Securities Trust, Series 2019 2 4.000 04/25/49 69,214
967,402 (a),(f) Wells Fargo Mortgage Backed Securities Trust, Series 2019 4 3.500 09/25/49 873,597
704,321 (a),(f) Wells Fargo Mortgage Backed Securities Trust, Series 2020 4 3.000 07/25/50 600,859
10,259,854 (a),(f) Wells Fargo Mortgage Backed Securities Trust, Series 2021 2 2.500 06/25/51 8,332,433
1,223,271 (a),(f) Wells Fargo Mortgage Backed Securities Trust, Series 2021 INV2 3.641 09/25/51 1,019,958
2,720,806 (a),(f) Wells Fargo Mortgage Backed Securities Trust, Series 2022 2 2.500 12/25/51 2,206,278
3,028,087 (a),(f) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3.000 03/25/52 2,566,334
3,841,968 (a),(f) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3.426 03/25/52 3,181,362
5,236,809 (a),(f) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3.500 03/25/52 4,582,854
189,733 (a),(f) WinWater Mortgage Loan Trust, Series 2014 1 3.928 06/20/44 161,228
TOTAL OTHER MORTGAGE BACKED 972,408,478
TOTAL STRUCTURED ASSETS
(Cost $1,640,190,026) 1,570,844,406
TOTAL LONG-TERM INVESTMENTS
(Cost $11,159,361,131) 10,654,404,143
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.6%
66,294,246 (l) State Street Navigator Securities Lending Government Money Market Portfolio 4.350 (m) 66,294,246
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $66,294,246) 66,294,246
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.9%
GOVERNMENT AGENCY DEBT - 0.2%
10,515,000 Federal Home Loan Bank Discount Notes 0.000 08/06/25 10,469,394
5,000,000 Federal Home Loan Bank Discount Notes 0.000 09/24/25 4,949,833

Core Bond

Portfolio of Investments June 30, 2025
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT AGENCY DEBT (continued)
$ 1,946,000 Freddie Mac Discount Notes 0.000% 07/28/25 $ 1,939,689
TOTAL GOVERNMENT AGENCY DEBT 17,358,916
REPURCHASE AGREEMENT - 0.5%
58,623,000 (n) Fixed Income Clearing Corporation 4.390 07/01/25 58,623,000
TOTAL REPURCHASE AGREEMENT 58,623,000
TREASURY DEBT - 0.2%
1,350,000 United States Treasury Bill 0.000 07/08/25 1,348,912
25,000,000 United States Treasury Bill 0.000 07/15/25 24,959,628
1,200,000 United States Treasury Bill 0.000 10/30/25 1,183,128
TOTAL TREASURY DEBT 27,491,668
TOTAL SHORT-TERM INVESTMENTS
(Cost $103,474,475) 103,473,584
TOTAL INVESTMENTS - 99.3%
(Cost $11,329,129,852) 10,824,171,973
OTHER ASSETS & LIABILITIES, NET - 0.7% 70,919,088
NET ASSETS - 100.0% $ 10,895,091,061
BRL Brazilian Real
CLP Chilean Peso
DOP Dominican Republic Peso
ETF Exchange Traded Fund
EUR Euro
IDR Indonesian Rupiah
INR Indian Rupee
LIBOR London Interbank Offered Rate
M Month
PIK Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
PLN Polish Zloty
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR30A 30 Day Average Secured Overnight Financing Rate
TBD Bank loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
UGX Ugandan Shilling
UZS Uzbekistani Som
ZAR South African Rand
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) All or a portion of these securities represent an outstanding unfunded commitment.
(c) When-issued or delayed delivery security.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,295,435,222 or 21.2% of Total
Investments.
(g) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $72,171,949.
(h) Perpetual security. Maturity date is not applicable.
(i) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 1.4% of Total Investments.
(j) Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(k) For fair value measurement disclosure purposes, investment classified as Level 3.
(l) Investments made with cash collateral received from securities on loan.
(m) The rate shown is the one-day yield as of the end of the reporting period.
(n) Agreement with Fixed Income Clearing Corporation, 4.390% dated 6/30/25 to be repurchased at $58,630,149 on 7/1/25, collateralized by Government Agency Securities, with coupon rate
0.125% and maturity date 10/15/26, valued at $59,795,569.

Investments in Derivatives
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 2,084,084 EUR 1,880,379 Bank of America, N.A. 07/11/25 $ (132,590)
EUR 111,570 $ 125,193 Citibank N.A. 07/11/25 6,331
$ 1,358,141 EUR 1,186,461 Morgan Stanley Capital Services 07/11/25 (40,513)
$ 620,597 EUR 528,225 Morgan Stanley Capital Services 07/11/25 (2,098)
EUR 528,225 $ 620,188 Morgan Stanley Capital Services 07/01/25 2,075
Total  $ (166,795)
Total unrealized appreciation on forward foreign currency contracts  $ 8,406
Total unrealized depreciation on forward foreign currency contracts  $ (175,201)
EUR Euro
Credit Default Swaps - Centrally Cleared
SOLD
Counterparty
Reference
Entity
Fixed Rate
(Annualized)
Current Credit
Spread(a)
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount (b) Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000% 5.00% Quarterly 06/20/30 $50,000,000 $3,837,473 $3,332,104 $505,369
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000 5.00% Quarterly 06/27/30 333,000,000 (25,636,534) (18,610,062) (7,026,472)
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000 5.00% Quarterly 06/20/30 29,000,000 (2,225,734) (1,386,938) (838,796)
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000 5.00% Quarterly 06/20/30 30,000,000 2,302,483 1,903,975 398,508
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000 5.00% Quarterly 06/20/30 30,000,000 2,302,483 1,965,953 336,530
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000 5.00% Quarterly 06/20/30 25,000,000 1,918,736 1,646,793 271,943
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000 5.00% Quarterly 06/20/30 15,000,000 1,151,242 929,344 221,898
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000 5.00% Quarterly 06/20/30 20,000,000 1,534,990 1,253,025 281,965
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000 5.00% Quarterly 06/20/30 20,000,000 1,534,989 1,391,932 143,057
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000 5.00% Quarterly 06/20/30 35,000,000 (2,686,231) (1,317,662) (1,368,569)
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000 5.00% Quarterly 06/20/30 35,000,000 (2,686,231) (1,506,547) (1,179,684)
Total $(18,652,334) $(10,398,083) $ (8,254,251)
(a) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.
(a) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Core Bond

Portfolio of Investments June 30, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Core Bond
Long-Term Investments
:
Bank loan obligations $— $207,289,511 $— $207,289,511
Common stocks — 29,205 — 29,205
Corporate bonds — 3,340,644,896 — 3,340,644,896
Government bonds — 5,424,821,831 — 5,424,821,831
Investment companies 100,444,443 — — 100,444,443
Preferred stocks 10,329,851 — — 10,329,851
Structured assets — 1,567,493,068 3,351,338 1,570,844,406
Investments purchased with collateral from securities lending 66,294,246 — — 66,294,246
Short-Term Investments
:
Government agency debt — 17,358,916 — 17,358,916
Repurchase agreement — 58,623,000 — 58,623,000
Treasury debt — 27,491,668 — 27,491,668
Investments in Derivatives
:
Credit default swap contracts* — (8,254,251) — (8,254,251)
Forward foreign currency contracts* — (166,795) — (166,795)
Total $177,068,540 $10,635,331,049 $3,351,338 $10,815,750,927
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Consolidated Portfolio of Investments June 30, 2025
Core Impact Bond

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.9%
BANK LOAN OBLIGATIONS - 0.6%
CAPITAL GOODS - 0.0%
$ 450,366 (a),(b) KDC Agribusiness Fairless Hills LLC 12 .000% 09/17/25 $ 45
TOTAL CAPITAL GOODS 45
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
13,768,049 (c) Liberty Tire Recycling Holdco, LLC, Term Loan, (TSFR1M + 4.500%) 8 .941 05/05/28 13,366,504
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 13,366,504
UTILITIES - 0.4%
6,126,064 (c) Constellation Renewables, LLC, Term Loan, (TSFR3M + 2.250%) 6 .583 12/15/27 6,149,037
14,496,320 (c) TerraForm Power Operating, LLC, Term Loan B, (TSFR3M + 2.000%) 6 .296 05/21/29 14,517,485
6,980,000 (c) Vistra Zero Operating Company, LLC, Term Loan B, (TSFR1M + 2.000%) 6 .327 04/30/31 6,902,033
TOTAL UTILITIES 27,568,555
TOTAL BANK LOAN OBLIGATIONS
(Cost $41,527,094) 40,935,104
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 29 .7%
AUTOMOBILES & COMPONENTS - 0.3%
6,650,000 Ford Motor Co 3 .250 02/12/32 5,606,608
10,650,000 Toyota Motor Credit Corp 2 .150 02/13/30 9,682,012
2,260,000 (d) ZF North America Capital, Inc 6 .875 04/14/28 2,266,834
4,980,000 (d) ZF North America Capital, Inc 7 .125 04/14/30 4,869,168
TOTAL AUTOMOBILES & COMPONENTS 22,424,622
BANKS - 4.3%
12,125,000 (e) Bank of America Corp 6 .625 N/A 12,557,293
10,000,000 Bank of Montreal 3 .803 12/15/32 9,739,967
8,875,000 Bank of Montreal 7 .700 05/26/84 9,164,183
8,225,000 (e) Bank of New York Mellon Corp 6 .300 N/A 8,449,649
5,900,000 (e),(f) Barclays plc 7 .625 N/A 5,925,329
10,400,000 (d),(e),(f) BNP Paribas S.A. 7 .450 N/A 10,462,400
2,500,000 (d),(e),(f) BNP Paribas S.A. 8 .500 N/A 2,643,672
5,350,000 (d),(g) CaixaBank S.A. 5 .581 07/03/36 5,404,875
16,750,000 Canadian Imperial Bank of Commerce 6 .950 01/28/85 16,797,335
12,375,000 CitiBank NA 4 .876 11/19/27 12,450,278
9,100,000 (d) Credit Agricole S.A. 5 .222 05/27/31 9,269,692
7,025,000 Deutsche Bank AG. 6 .819 11/20/29 7,493,015
4,950,000 (d) Federation des Caisses Desjardins du Quebec 5 .147 11/27/28 5,130,002
9,125,000 (d) Federation des Caisses Desjardins du Quebec 5 .250 04/26/29 9,369,226
10,050,000 HSBC Holdings plc 5 .240 05/13/31 10,232,782
12,500,000 ING Groep NV 5 .525 03/25/36 12,724,748
3,650,000 (d) Intesa Sanpaolo S.p.A 6 .625 06/20/33 3,963,003
13,800,000 (d) Intesa Sanpaolo S.p.A 7 .200 11/28/33 15,497,068
15,000,000 (d) Intesa Sanpaolo S.p.A 7 .800 11/28/53 17,544,082
2,000,000 (d),(e),(f) Intesa Sanpaolo SpA 7 .700 N/A 2,003,690
5,000,000 JPMorgan Chase & Co 6 .070 10/22/27 5,108,582
12,575,000 JPMorgan Chase & Co 5 .571 04/22/28 12,833,040
4,500,000 JPMorgan Chase & Co 5 .766 04/22/35 4,727,650
12,475,000 (e) JPMorgan Chase & Co 6 .875 N/A 13,167,612
3,250,000 Lloyds Banking Group plc 6 .068 06/13/36 3,341,322
7,170,000 M&T Bank Corp 4 .833 01/16/29 7,228,818
7,750,000 Morgan Stanley Bank NA 5 .504 05/26/28 7,913,643
3,700,000 (e),(f),(h) NatWest Group plc 8 .125 N/A 3,991,020
3,375,000 (d) Royal Bank of Canada 1 .050 09/14/26 3,254,800
10,000,000 (d) Royal Bank of Canada 4 .851 12/14/26 10,109,452
19,100,000 Royal Bank of Canada 6 .750 08/24/85 19,114,134
TOTAL BANKS 277,612,362
CAPITAL GOODS - 0.4%
8,875,000 Air Lease Corp 5 .100 03/01/29 9,064,077
9,000,000 Conservation Fund 3 .474 12/15/29 8,497,128

Core Impact Bond

Consolidated Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 0.4% (continued)
$ 6,200,000 (d) Siemens Funding BV 5 .200% 05/28/35 $ 6,313,670
TOTAL CAPITAL GOODS 23,874,875
COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
1,631,000 (d) Ambipar Lux Sarl 9 .875 02/06/31 1,541,494
9,500,000 Automatic Data Processing, Inc 1 .700 05/15/28 8,933,300
12,875,000 Automatic Data Processing, Inc 1 .250 09/01/30 11,151,120
8,200,000 Automatic Data Processing, Inc 4 .450 09/09/34 8,041,344
12,760,000 Rockefeller Foundation 2 .492 10/01/50 7,518,452
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 37,185,710
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
5,525,000 Lowe's Cos, Inc 2 .800 09/15/41 3,859,864
5,300,000 Lowe's Cos, Inc 5 .750 07/01/53 5,181,459
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 9,041,323
CONSUMER DURABLES & APPAREL - 0.1%
5,270,000 Whirlpool Corp 2 .400 05/15/31 4,482,726
TOTAL CONSUMER DURABLES & APPAREL 4,482,726
CONSUMER SERVICES - 0.6%
1,250,000 Bush Foundation 2 .754 10/01/50 777,819
5,820,000 Enterprise Community Loan Fund, Inc 4 .152 11/01/28 5,695,854
2,250,000 Mary Free Bed Rehabilitation Hospital 3 .786 04/01/51 1,564,482
11,525,000 Massachusetts Higher Education Assistance Corp 2 .673 07/01/31 10,016,766
9,500,000 Mather Foundation 2 .675 10/01/31 8,145,707
30,000 Salvation Army 5 .637 09/01/26 30,198
5,000,000 Salvation Army 4 .528 09/01/48 4,329,947
6,100,000 Starbucks Corp 2 .450 06/15/26 5,985,284
TOTAL CONSUMER SERVICES 36,546,057
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.8%
2,476,000 (d) Alimentation Couche-Tard, Inc 3 .625 05/13/51 1,674,529
10,625,000 SYSCO Corp 5 .750 01/17/29 11,077,656
12,150,000 SYSCO Corp 2 .400 02/15/30 11,113,547
6,100,000 SYSCO Corp 5 .100 09/23/30 6,249,608
6,000,000 SYSCO Corp 5 .400 03/23/35 6,102,876
18,025,000 Walmart, Inc 1 .800 09/22/31 15,702,838
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 51,921,054
ENERGY - 3.3%
10,300,000 (d) Amazon Conservation DAC 6 .034 01/16/42 10,325,750
9,875,000 BP Capital Markets America, Inc 2 .772 11/10/50 6,025,336
6,950,000 (e) BP Capital Markets plc 6 .450 N/A 7,104,700
2,773,000 Canadian Natural Resources Ltd 7 .200 01/15/32 3,048,476
13,588,000 Cheniere Energy Partners LP 4 .000 03/01/31 12,930,093
4,850,000 Cheniere Energy Partners LP 5 .950 06/30/33 5,062,601
14,500,000 CIF Capital Markets Mechanism plc 4 .750 01/22/28 14,775,965
7,525,000 ConocoPhillips Co 5 .050 09/15/33 7,658,535
8,875,000 ConocoPhillips Co 5 .300 05/15/53 8,184,642
4,510,000 ConocoPhillips Co 5 .550 03/15/54 4,310,185
6,100,000 Diamondback Energy, Inc 5 .550 04/01/35 6,166,224
10,000,000 Enbridge, Inc 5 .625 04/05/34 10,274,151
7,725,000 Equinor ASA 2 .375 05/22/30 7,091,401
13,750,000 Equinor ASA 5 .125 06/03/35 13,986,383
3,000,000 Equinor ASA 3 .950 05/15/43 2,513,154
9,110,000 Equinor ASA 3 .250 11/18/49 6,368,066
2,950,000 Kinder Morgan, Inc 5 .850 06/01/35 3,057,925
6,725,000 MPLX LP 5 .500 06/01/34 6,752,336
5,000,000 (d) New York State Electric & Gas Corp 5 .650 08/15/28 5,182,414
2,000,000 (d) New York State Electric & Gas Corp 5 .850 08/15/33 2,098,351
2,025,000 Occidental Petroleum Corp 6 .050 10/01/54 1,855,324
6,800,000 (d) Raizen Fuels Finance S.A. 6 .950 03/05/54 6,308,554
7,875,000 TotalEnergies Capital S.A. 4 .724 09/10/34 7,824,162
4,350,000 TotalEnergies Capital S.A. 5 .488 04/05/54 4,186,067
14,025,000 TotalEnergies Capital S.A. 5 .275 09/10/54 13,127,796
10,550,000 TotalEnergies Capital S.A. 5 .638 04/05/64 10,227,126
10,850,000 TotalEnergies Capital S.A. 5 .425 09/10/64 10,150,682

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 3.3% (continued)
$ 3,000,000 Williams Cos, Inc 5 .300% 08/15/28 $ 3,081,531
15,000,000 Woodside Finance Ltd 5 .100 09/12/34 14,523,951
TOTAL ENERGY 214,201,881
FINANCIAL SERVICES - 4.1%
10,750,000 Ameriprise Financial, Inc 5 .200 04/15/35 10,829,088
3,419,800 BB Blue Financing DAC 4 .395 09/20/29 3,436,260
10,000,000 BB Blue Financing DAC 4 .395 09/20/37 9,747,997
2,000,000 (d) Clearinghouse Community Development Financial Institution 7 .000 10/15/30 2,000,196
11,645,000 Community Preservation Corp 2 .867 02/01/30 10,707,491
10,400,000 Ford Foundation 2 .815 06/01/70 5,799,947
10,000,000 (d) GPS Blue Financing DAC 5 .645 11/09/41 9,700,000
20,500,000 HA Sustainable Infrastructure Capital, Inc 6 .150 01/15/31 20,755,566
16,363,000 HA Sustainable Infrastructure Capital, Inc 6 .375 07/01/34 16,364,015
9,900,000 HA Sustainable Infrastructure Capital, Inc 6 .750 07/15/35 10,079,519
3,500,000 (d) HAT Holdings I LLC 3 .375 06/15/26 3,425,825
3,000,000 (d),(h) HAT Holdings I LLC 3 .750 09/15/30 2,741,569
1,988,918 HNA LLC 2 .369 09/18/27 1,927,626
6,935,000 Kreditanstalt fuer Wiederaufbau 4 .375 02/28/34 7,010,448
4,500,000 Low Income Investment Fund 3 .386 07/01/26 4,414,601
10,000,000 Low Income Investment Fund 3 .711 07/01/29 9,402,794
7,725,000 Mastercard, Inc 1 .900 03/15/31 6,818,613
2,500,000 National Rural Utilities Cooperative Finance Corp 1 .350 03/15/31 2,103,944
6,500,000 National Rural Utilities Cooperative Finance Corp 4 .150 12/15/32 6,232,728
1,925,000 NHP Foundation 5 .850 12/01/28 2,012,626
4,850,000 NHP Foundation 6 .000 12/01/33 5,193,040
885,000 Private Export Funding Corp 1 .400 07/15/28 824,584
10,245,000 Private Export Funding Corp 4 .300 12/15/28 10,413,797
12,255,000 Private Export Funding Corp 4 .600 02/15/34 12,410,238
5,000,000 Reinvestment Fund, Inc 3 .513 11/01/25 4,940,557
5,000,000 Reinvestment Fund, Inc 3 .880 02/15/27 4,753,969
2,200,000 (d) Siemens Funding BV 5 .800 05/28/55 2,265,375
13,175,000 (d) Starwood Property Trust, Inc 6 .000 04/15/30 13,325,762
6,668,944 Thirax  LLC 1 .462 03/07/33 5,937,864
9,375,000 (d) UBS Group AG. 5 .617 09/13/30 9,734,793
9,950,000 (d) UBS Group AG. 6 .301 09/22/34 10,685,799
4,050,000 (d),(e),(f),(h) UBS Group AG. 9 .250 N/A 4,420,470
3,375,000 (d),(e),(f) UBS Group AG. 9 .250 N/A 3,902,887
10,000,000 Visa, Inc 1 .100 02/15/31 8,530,321
321,337 Washington Aircraft  Co DAC 2 .637 09/15/26 316,678
5,235,826 (d) WLB Asset II C Pte Ltd 3 .900 12/23/25 5,112,857
10,000,000 (d) WLB Asset II D Pte Ltd 6 .500 12/21/26 9,556,762
9,750,000 (d) WLB Asset VI Pte Ltd 7 .250 12/21/27 10,124,985
TOTAL FINANCIAL SERVICES 267,961,591
FOOD, BEVERAGE & TOBACCO - 0.7%
3,725,000 Campbell Soup Co 5 .200 03/21/29 3,814,279
11,825,000 (d) Mars, Inc 4 .650 04/20/31 11,970,784
7,000,000 (d) NBM US Holdings, Inc 6 .625 08/06/29 7,040,411
10,000,000 PepsiCo, Inc 3 .900 07/18/32 9,664,939
20,310,000 PepsiCo, Inc 2 .875 10/15/49 13,339,673
TOTAL FOOD, BEVERAGE & TOBACCO 45,830,086
HEALTH CARE EQUIPMENT & SERVICES - 0.6%
14,625,000 (i) International Finance Facility for Immunisation Co 4 .125 10/29/27 14,708,625
16,525,000 Kaiser Foundation Hospitals 2 .810 06/01/41 11,784,590
11,175,000 McKesson Corp 5 .250 05/30/35 11,351,799
3,350,000 Seattle Children's Hospital 2 .719 10/01/50 2,045,758
TOTAL HEALTH CARE EQUIPMENT & SERVICES 39,890,772
HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
3,825,000 Ecolab, Inc 4 .300 06/15/28 3,851,643
5,300,000 Procter & Gamble Co 3 .000 03/25/30 5,057,487
12,125,000 Procter & Gamble Co 1 .200 10/29/30 10,465,562
10,875,000 Procter & Gamble Co 4 .550 01/29/34 10,907,074
9,500,000 Unilever Capital Corp 4 .875 09/08/28 9,729,571

Core Impact Bond

Consolidated Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 1.0% (continued)
$ 6,125,000 Unilever Capital Corp 1 .375% 09/14/30 $ 5,315,767
11,600,000 Unilever Capital Corp 4 .625 08/12/34 11,511,557
9,425,000 Unilever Capital Corp 2 .625 08/12/51 5,755,691
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 62,594,352
INSURANCE - 1.2%
7,850,000 (d) 200 Park Funding Trust 5 .740 02/15/55 7,744,610
12,075,000 (d) Five Corners Funding Trust II 2 .850 05/15/30 11,209,062
5,400,000 MetLife, Inc 6 .350 03/15/55 5,546,486
11,400,000 (d) Muenchener Rueckversicherungs-Gesellschaft AG. in Muenchen 5 .875 05/23/42 11,656,500
15,100,000 (d) Omnis Funding Trust 6 .722 05/15/55 15,647,755
EUR 5,300,000 (i) Pacific Life Global Funding II 3 .125 06/18/31 6,200,044
9,850,000 Prudential Financial, Inc 5 .200 03/14/35 9,956,364
11,135,000 (d) USAA Capital Corp 2 .125 05/01/30 10,127,145
TOTAL INSURANCE 78,087,966
MATERIALS - 1.0%
10,500,000 Air Products and Chemicals, Inc 4 .800 03/03/33 10,584,480
2,755,000 (d) Alcoa Nederland Holding BV 7 .125 03/15/31 2,891,340
10,000,000 Amcor Group Finance plc 5 .450 05/23/29 10,281,904
7,000,000 (h) Dow Chemical Co 5 .150 02/15/34 6,997,131
8,000,000 Dow Chemical Co 5 .600 02/15/54 7,281,669
10,750,000 (d) FMG Resources August 2006 Pty Ltd 6 .125 04/15/32 10,934,642
3,775,000 (d),(h) LD Celulose International GmbH 7 .950 01/26/32 3,973,188
11,125,000 Nutrien Ltd 5 .400 06/21/34 11,309,488
3,970,100 (d) Star Energy Geothermal Wayang Windu Ltd 6 .750 04/24/33 4,033,673
TOTAL MATERIALS 68,287,515
MEDIA & ENTERTAINMENT - 0.4%
5,500,000 Alphabet, Inc 1 .100 08/15/30 4,751,346
10,275,000 Asian Infrastructure Investment Bank 4 .500 01/16/30 10,553,798
12,000,000 Comcast Corp 4 .650 02/15/33 11,925,411
TOTAL MEDIA & ENTERTAINMENT 27,230,555
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
13,250,000 Johnson & Johnson 4 .900 06/01/31 13,701,130
7,399,000 Johnson & Johnson 2 .100 09/01/40 5,083,381
8,300,000 Johnson & Johnson 2 .250 09/01/50 4,859,562
15,000,000 Pfizer Investment Enterprises Pte Ltd 5 .300 05/19/53 14,160,139
2,500,000 Pfizer, Inc 2 .625 04/01/30 2,327,444
5,400,000 Pfizer, Inc 1 .750 08/18/31 4,675,237
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 44,806,893
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
4,000,000 Bridge Housing Corp 3 .250 07/15/30 3,666,006
8,000,000 National Community Renaissance of California 3 .270 12/01/32 6,896,825
9,775,000 Preservation Of Affordable Housing, Inc 4 .479 12/01/32 9,163,227
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 19,726,058
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
10,050,000 Intel Corp 4 .150 08/05/32 9,528,009
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 9,528,009
TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
11,850,000 Apple, Inc 3 .000 06/20/27 11,644,485
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 11,644,485
TELECOMMUNICATION SERVICES - 0.3%
7,250,000 (d) Central American Bank for Economic Integration 4 .750 01/24/28 7,366,464
6,100,000 (d) Turkcell Iletisim Hizmetleri AS. 7 .650 01/24/32 6,196,530
9,547,000 Verizon Communications, Inc 2 .550 03/21/31 8,562,591
TOTAL TELECOMMUNICATION SERVICES 22,125,585
TRANSPORTATION - 0.3%
1,955,150 (d) Air Canada 2015-, Cl A Pass Through Trust 3 .600 03/15/27 1,908,857
6,603,614 (d) Air Canada 2015-2 Class AA Pass Through Trust 3 .750 12/15/27 6,419,628
5,027,352 (d) Air Canada Pass Through Trust 3 .300 01/15/30 4,701,627

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 0.3% (continued)
$ 6,000,000 Norfolk Southern Corp 2 .300% 05/15/31 $ 5,332,988
TOTAL TRANSPORTATION 18,363,100
UTILITIES - 8.3%
4,950,000 (d) AIB Group plc 5 .320 05/15/31 5,036,829
6,725,000 Algonquin Power & Utilities Corp 5 .365 06/15/26 6,760,807
3,325,000 (d) AltaGas Ltd 7 .200 10/15/54 3,325,735
12,350,000 Ameren Illinois Co 2 .900 06/15/51 7,780,345
9,500,000 American Water Capital Corp 5 .250 03/01/35 9,626,663
4,500,000 Atlantic City Electric Co 2 .300 03/15/31 3,993,046
10,000,000 Avangrid, Inc 3 .800 06/01/29 9,768,980
CAD 4,125,000 (i) Brookfield Renewable Partners ULC 4 .542 10/12/35 3,002,140
7,050,000 (d) Brooklyn Union Gas Co 4 .632 08/05/27 7,068,574
10,000,000 (d) Brooklyn Union Gas Co 4 .866 08/05/32 9,662,793
EUR 4,400,000 (i) California Buyer Ltd 5 .625 02/15/32 5,339,039
5,815,000 (d) California Buyer Ltd 6 .375 02/15/32 5,824,478
5,575,000 CMS Energy Corp 6 .500 06/01/55 5,588,341
3,850,000 (d) Colbun S.A. 3 .150 01/19/32 3,420,187
2,000,000 (d) Comision Federal de Electricidad 6 .450 01/24/35 1,975,085
14,500,000 Commonwealth Edison Co 2 .750 09/01/51 8,765,256
5,600,000 Connecticut Light and Power Co 4 .650 01/01/29 5,668,965
6,475,000 (d) Consorcio Transmantaro SA 4 .700 04/16/34 6,216,427
4,200,000 Consumers Energy Co 4 .600 05/30/29 4,243,173
13,437,295 (d) Continental Wind LLC 6 .000 02/28/33 13,806,312
2,250,000 (d) ContourGlobal Power Holdings S.A. 6 .750 02/28/30 2,318,310
6,938,000 Dominion Energy, Inc 2 .250 08/15/31 6,066,404
11,750,000 Dominion Energy, Inc 7 .000 06/01/54 12,606,951
16,725,000 DTE Electric Co 1 .900 04/01/28 15,781,398
9,025,000 DTE Electric Co 3 .250 04/01/51 6,164,664
3,688,000 Duke Energy Carolinas LLC 2 .850 03/15/32 3,308,432
10,000,000 Duke Energy Florida LLC 2 .500 12/01/29 9,285,809
10,000,000 Duke Energy Florida LLC 3 .000 12/15/51 6,315,532
1,000,000 Duke Energy Progress LLC 3 .450 03/15/29 972,841
3,950,000 Exelon Corp 6 .500 03/15/55 4,017,805
6,375,000 Florida Power & Light Co 4 .625 05/15/30 6,458,620
6,250,000 Georgia Power Co 3 .250 03/15/51 4,284,673
2,700,000 Georgia Power Co 5 .125 05/15/52 2,523,230
3,865,000 International Development Association 0 .375 09/23/25 3,829,268
12,100,000 (d) International Development Association 4 .375 11/27/29 12,342,864
13,375,000 (d) International Development Association 4 .000 06/11/30 13,432,137
2,375,000 (d) International Development Association 4 .500 02/12/35 2,405,472
10,750,000 (d) Liberty Utilities Finance GP 2 .050 09/15/30 9,438,673
5,550,000 (i) Masdar Abu Dhabi Future Energy Co 4 .875 05/21/30 5,609,447
2,498,000 (d) Massachusetts Electric Co 1 .729 11/24/30 2,142,921
6,875,000 MidAmerican Energy Co 3 .100 05/01/27 6,762,555
5,000,000 MidAmerican Energy Co 5 .350 01/15/34 5,181,137
200,000 National Fuel Gas Co 3 .950 09/15/27 196,883
11,274,000 National Fuel Gas Co 2 .950 03/01/31 10,052,681
3,375,000 National Fuel Gas Co 5 .950 03/15/35 3,449,804
11,250,000 (d) New York State Electric & Gas Corp 2 .150 10/01/31 9,647,109
6,275,000 NextEra Energy Capital Holdings, Inc 6 .750 06/15/54 6,510,124
2,034,000 (d),(h) NextEra Energy Operating Partners LP 7 .250 01/15/29 2,085,119
11,750,000 (d) Niagara Mohawk Power Corp 1 .960 06/27/30 10,373,111
5,200,000 Northern States Power Co 2 .900 03/01/50 3,384,680
7,050,000 Northern States Power Co 3 .200 04/01/52 4,793,773
8,125,000 Northern States Power Co 5 .400 03/15/54 7,833,070
5,250,000 Northwest Natural Gas Co 3 .078 12/01/51 3,200,342
2,060,000 Oncor Electric Delivery Co LLC 0 .550 10/01/25 2,039,635
3,763,000 Oncor Electric Delivery Co LLC 4 .150 06/01/32 3,631,139
17,028,000 Pacific Gas and Electric Co 6 .700 04/01/53 17,074,149
5,512,008 PG&E Recovery Funding LLC 4 .838 06/01/33 5,540,414
11,375,000 PG&E Recovery Funding LLC 5 .231 06/01/42 11,279,061
4,750,000 PG&E Recovery Funding LLC 5 .529 06/01/49 4,674,566

Core Impact Bond

Consolidated Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 8.3% (continued)
$ 7,075,000 Piedmont Natural Gas Co, Inc 3 .350% 06/01/50 $ 4,716,758
1,900,000 PPL Electric Utilities Corp 4 .850 02/15/34 1,900,418
10,600,000 Public Service Co of Colorado 5 .750 05/15/54 10,425,311
6,061,000 Public Service Electric and Gas Co 4 .650 03/15/33 6,023,722
6,150,000 Public Service Electric and Gas Co 3 .200 08/01/49 4,267,281
10,000,000 (d) RWE Finance US LLC 6 .250 04/16/54 9,956,609
4,175,000 San Diego Gas & Electric Co 4 .950 08/15/28 4,262,662
15,000,000 San Diego Gas & Electric Co 2 .950 08/15/51 9,438,161
1,801,527 SCE Recovery Funding LLC 1 .977 11/15/28 1,718,987
7,100,000 SCE Recovery Funding LLC 2 .943 11/15/42 5,724,446
2,640,000 SCE Recovery Funding LLC 3 .240 11/15/46 1,869,712
3,336,238 (d) Solar Star Funding LLC 3 .950 06/30/35 3,170,867
8,118,793 (d) Solar Star Funding LLC 5 .375 06/30/35 8,354,282
4,320,000 Southern California Edison Co 3 .700 08/01/25 4,314,584
8,430,000 Southern California Edison Co 2 .750 02/01/32 7,255,512
8,325,000 Southern California Edison Co 5 .200 06/01/34 8,073,958
5,000,000 Southern California Edison Co 3 .450 02/01/52 3,141,377
7,000,000 Southwestern Electric Power Co 3 .250 11/01/51 4,522,899
18,529,000 Southwestern Public Service Co 3 .150 05/01/50 11,997,176
1,270,000 (b),(d) Sunnova Energy Corp 5 .875 09/01/26 25,400
15,678,080 (d) Sweihan PV Power Co PJSC 3 .625 01/31/49 12,926,357
2,000,000 (d) TerraForm Power Operating LLC 5 .000 01/31/28 1,979,629
6,128,060 (d) Topaz Solar Farms LLC 4 .875 09/30/39 5,392,693
11,666,102 (d) Topaz Solar Farms LLC 5 .750 09/30/39 11,453,896
5,479,038 (d) UEP Penonome II S.A. 6 .500 10/01/38 4,848,067
10,000,000 Union Electric Co 2 .150 03/15/32 8,614,418
16,400,000 Union Electric Co 2 .625 03/15/51 9,756,858
5,425,000 (d),(e) Vistra Corp 7 .000 N/A 5,490,279
TOTAL UTILITIES 545,510,297
TOTAL CORPORATE BONDS
(Cost $2,033,929,476) 1,938,877,874
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 54.9%
AGENCY SECURITIES - 1.8%
11,616,583 Crowley Conro LLC 4 .181 08/15/43 10,270,524
131,830 Ethiopian Leasing LLC 2 .566 08/14/26 129,030
25,000,000 Federal Home Loan Mortgage Corp 1 .540 08/17/35 18,640,983
9,000,000 Federal National Mortgage Association 1 .625 08/24/35 6,798,997
890,000 (c) Housing and Urban Development Corp Ltd, (LIBOR 6 M + 0.035%) 4 .717 09/15/30 885,565
7,099,000 Private Export Funding Corp 3 .900 10/15/27 7,101,120
18,867,965 Thirax  LLC 0 .968 01/14/33 16,562,193
3,023,579 Thirax 2 LLC 2 .320 01/22/34 2,756,196
3,410,000 Tote Shipholdings LLC 3 .400 10/16/40 2,996,949
2,265,000 Tote Shipholdings LLC 3 .450 01/22/41 1,997,977
1,775,000 United States International Development Finance Corp 1 .440 04/15/28 1,677,273
1,000,000 United States International Development Finance Corp 1 .650 04/15/28 949,560
1,012,520 United States International Development Finance Corp 1 .050 10/15/29 949,219
3,283,848 United States International Development Finance Corp 1 .790 10/15/29 3,127,002
8,209,619 United States International Development Finance Corp 2 .360 10/15/29 7,905,338
1,009,800 United States International Development Finance Corp 4 .140 05/15/30 1,006,619
3,573,598 United States International Development Finance Corp 1 .670 07/15/38 2,936,557
8,310,692 United States International Development Finance Corp 2 .290 07/15/38 7,104,683
4,570,881 United States International Development Finance Corp 2 .450 07/15/38 3,946,676
3,726,000 US Department of Housing and Urban Development (HUD) 2 .870 08/01/27 3,645,026
420,000 US Department of Housing and Urban Development (HUD) 5 .380 08/01/27 420,345
4,675,000 US Department of Housing and Urban Development (HUD) 2 .985 08/01/28 4,531,359
1,931,000 US Department of Housing and Urban Development (HUD) 3 .185 08/01/29 1,855,974
1,750,000 US Department of Housing and Urban Development (HUD) 3 .585 08/01/37 1,534,460
375,000 VCM Lease S.A. 2 .516 09/28/27 365,830
3,502,000 Vessel Management Services, Inc 3 .432 08/15/36 3,148,022

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AGENCY SECURITIES (continued)
$ 6,853,000 Vessel Management Services, Inc 3 .477% 01/16/37 $ 6,142,192
TOTAL AGENCY SECURITIES 119,385,669
FOREIGN GOVERNMENT BONDS - 8.4%
2,000,000 African Development Bank 4 .125 02/25/27 2,008,050
6,100,000 African Development Bank 3 .500 09/18/29 6,023,035
7,350,000 African Development Bank 5 .750 08/07/73 7,082,716
10,400,000 (i) Agence Francaise de Developpement EPIC 4 .875 01/16/30 10,706,551
11,850,000 (d) Arab Petroleum Investments Corp 1 .483 10/06/26 11,412,972
14,000,000 (d) Arab Petroleum Investments Corp 5 .428 05/02/29 14,389,200
12,694,000 Asian Development Bank 3 .125 09/26/28 12,446,760
10,000,000 Asian Development Bank 3 .875 06/14/33 9,828,864
5,375,000 Asian Infrastructure Investment Bank 4 .875 09/14/26 5,432,518
8,000,000 Asian Infrastructure Investment Bank 4 .125 01/18/29 8,086,647
5,000,000 Asian Infrastructure Investment Bank 4 .250 03/13/34 5,009,905
EUR 7,925,000 (d) Banque Ouest Africaine de Developpement 2 .750 01/22/33 7,908,393
17,250,000 (d) BNG Bank NV 3 .500 05/19/28 17,098,985
8,500,000 (d) Caisse d'Amortissement de la Dette Sociale 0 .375 09/23/25 8,420,780
950,000 (d) Caisse d'Amortissement de la Dette Sociale 1 .375 01/20/31 821,899
5,000,000 (d) Caisse d'Amortissement de la Dette Sociale 2 .125 01/26/32 4,391,387
5,795,000 Canada Government International Bond 3 .750 04/26/28 5,796,816
13,600,000 Canada Government International Bond 4 .000 03/18/30 13,704,192
1,148,058 Canal Barge Co, Inc 4 .500 11/12/34 1,135,196
1,455,000 Central American Bank for Economic Integration 5 .000 02/09/26 1,458,857
8,025,000 Colombia Government International Bond 8 .000 11/14/35 8,059,427
5,725,000 (d) Dominican Republic International Bond 6 .600 06/01/36 5,756,201
3,725,000 European Investment Bank 0 .625 10/21/27 3,471,625
3,750,000 European Investment Bank 3 .250 11/15/27 3,709,281
10,500,000 European Investment Bank 1 .625 10/09/29 9,610,755
10,279,000 European Investment Bank 0 .750 09/23/30 8,778,852
5,000,000 European Investment Bank 4 .375 10/10/31 5,108,082
8,975,000 Export Development Canada 3 .375 08/26/25 8,958,947
11,250,000 Export Development Canada 3 .750 09/07/27 11,243,842
13,050,000 Export Development Canada 3 .875 02/14/28 13,083,087
10,000,000 Export Development Canada 4 .125 02/13/29 10,108,624
11,400,000 Export Development Canada 4 .000 06/20/30 11,530,846
14,925,000 Export Development Canada 4 .750 06/05/34 15,460,796
4,500,000 Inter-American Development Bank 4 .500 05/15/26 4,516,051
2,500,000 Inter-American Development Bank 1 .125 01/13/31 2,155,185
12,250,000 (h) Inter-American Development Bank 3 .500 04/12/33 11,724,997
17,500,000 Inter-American Investment Corp 4 .126 02/15/28 17,617,805
20,000,000 International Bank for Reconstruction & Development 0 .000 03/31/27 18,640,380
5,000,000 International Bank for Reconstruction & Development 0 .000 03/31/28 4,907,615
26,000,000 International Bank for Reconstruction & Development 1 .745 07/31/33 26,000,000
2,900,000 International Bank for Reconstruction & Development 2 .750 05/31/36 2,362,032
5,000,000 (d) International Development Association 0 .875 04/28/26 4,869,114
5,000,000 International Finance Corp 4 .750 03/16/26 5,008,691
4,575,000 International Finance Corp 2 .126 04/07/26 4,506,794
9,893,000 International Finance Facility for Immunisation Co 1 .000 04/21/26 9,641,952
2,500,000 Japan Bank for International Cooperation 1 .625 01/20/27 2,410,600
3,250,000 Japan Bank for International Cooperation 4 .375 10/05/27 3,282,733
3,940,000 Japan International Cooperation Agency 4 .250 05/22/30 3,972,296
8,750,000 Japan International Cooperation Agency 1 .750 04/28/31 7,645,165
4,175,000 (d) Kommuninvest I Sverige AB 4 .625 09/29/28 4,285,213
7,250,000 (d) Korea Electric Power Corp 4 .875 01/31/27 7,310,852
3,586,000 Kreditanstalt fuer Wiederaufbau 0 .750 09/30/30 3,063,553
13,250,000 Landwirtschaftliche Rentenbank 0 .875 09/03/30 11,414,091
12,375,000 (d) Nederlandse Waterschapsbank NV 4 .000 06/01/28 12,431,795
4,450,000 (d) Nederlandse Waterschapsbank NV 4 .375 02/28/29 4,520,310
10,250,000 (d) Nederlandse Waterschapsbank NV 4 .500 01/16/30 10,494,121
15,391,000 OMERS Finance Trust 3 .500 04/19/32 14,563,461
7,666,000 (d) OMERS Finance Trust 3 .500 04/19/32 7,253,817
3,825,000 (d) OMERS Finance Trust 4 .000 04/19/52 2,957,490

Core Impact Bond

Consolidated Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 1,250,000 OPEC Fund for International Development 4 .500% 01/26/26 $ 1,250,093
8,750,000 (d) OPEC Fund for International Development 4 .500 01/26/26 8,750,652
11,750,000 Province of Ontario Canada 5 .050 04/24/34 12,184,908
5,450,000 Province of Ontario Canada 4 .850 06/11/35 5,554,174
5,000,000 Province of Quebec Canada 2 .750 04/12/27 4,899,719
10,625,000 Province of Quebec Canada 4 .500 09/08/33 10,636,634
10,500,000 Province of Quebec Canada 4 .250 09/05/34 10,260,627
10,750,000 Republic of Italy Government International Bond 4 .000 10/17/49 7,831,532
5,100,000 (d) Serbia International Bond 6 .000 06/12/34 5,141,341
4,250,000 Seychelles International Bond 6 .500 10/11/28 4,080,874
TOTAL FOREIGN GOVERNMENT BONDS 546,190,755
MORTGAGE BACKED - 29.2%
1,900,000 (c),(d) Angel Oak Mortgage Trust 2 .837 11/25/66 1,361,946
50,302 (c) CHL Mortgage Pass-Through Trust 5 .796 11/20/34 48,449
40,299,864 (c),(d) Citigroup Mortgage Loan Trust 0 .154 02/25/52 364,500
4,515,402 (c),(d) Citigroup Mortgage Loan Trust 0 .250 02/25/52 62,746
7,500,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .405 03/25/42 7,731,584
14,777,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%) 8 .956 06/25/42 15,766,090
2,755,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%) 7 .655 01/25/43 2,876,378
3,035,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 7 .856 05/25/43 3,207,810
2,885,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 5.350%) 9 .656 05/25/43 3,158,261
11,256,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .406 06/25/43 11,758,405
3,805,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%) 7 .005 07/25/43 3,932,340
4,390,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%) 9 .188 07/25/43 4,644,951
1,200,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 5.900%) 10 .205 07/25/43 1,281,381
3,550,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 7 .855 10/25/43 3,744,889
10,312 Fannie Mae Pool 3 .500 07/01/26 10,229
156,885 Fannie Mae Pool 3 .500 05/01/32 154,803
98,482 Fannie Mae Pool 5 .500 11/01/38 101,160
2,730,007 Fannie Mae Pool 3 .000 05/01/40 2,548,113
753,063 Fannie Mae Pool 3 .500 05/01/40 720,642
188,030 Fannie Mae Pool 5 .000 09/01/40 190,368
1,044,399 Fannie Mae Pool 4 .000 09/01/42 1,002,686
31,844,109 Fannie Mae Pool 4 .000 05/01/44 30,492,264
35,821 Fannie Mae Pool 4 .500 06/01/44 34,987
197,337 Fannie Mae Pool 4 .500 06/01/44 192,748
80,213 Fannie Mae Pool 4 .500 08/01/44 78,348
162,113 Fannie Mae Pool 4 .500 11/01/44 158,342
9,113 Fannie Mae Pool 5 .000 11/01/44 9,229
475,210 Fannie Mae Pool 4 .000 01/01/45 454,481
160,013 Fannie Mae Pool 4 .500 03/01/45 156,291
477,616 Fannie Mae Pool 3 .500 01/01/46 443,300
540,175 Fannie Mae Pool 4 .000 04/01/46 511,912
690,410 Fannie Mae Pool 3 .500 06/01/46 637,955
991,179 Fannie Mae Pool 3 .500 07/01/46 916,693
1,321,917 Fannie Mae Pool 3 .500 07/01/46 1,239,447
1,440,131 Fannie Mae Pool 3 .500 08/01/46 1,330,716
2,002,219 Fannie Mae Pool 3 .000 10/01/46 1,741,353
100,222 Fannie Mae Pool 4 .500 05/01/47 99,778
344,092 Fannie Mae Pool 4 .000 10/01/47 325,849
3,274,673 Fannie Mae Pool 3 .500 11/01/47 3,064,604
195,140 Fannie Mae Pool 4 .500 11/01/47 190,088
124,487 Fannie Mae Pool 3 .500 01/01/48 114,757
2,554,337 Fannie Mae Pool 3 .500 01/01/48 2,341,498
707,952 Fannie Mae Pool 4 .500 01/01/48 688,856
174,905 Fannie Mae Pool 4 .500 02/01/48 170,187
463,623 Fannie Mae Pool 4 .500 05/01/48 451,046
319,735 Fannie Mae Pool 4 .500 05/01/48 311,013
8,257,110 Fannie Mae Pool 4 .500 10/01/48 8,211,016
11,966,240 Fannie Mae Pool 3 .000 07/01/50 10,612,261
4,641,428 Fannie Mae Pool 2 .500 08/01/51 3,894,553
1,781,198 Fannie Mae Pool 3 .000 09/01/51 1,569,028

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 4,743,155 Fannie Mae Pool 2 .500% 12/01/51 $ 3,971,316
2,537,694 Fannie Mae Pool 2 .500 01/01/52 2,111,637
6,147,611 Fannie Mae Pool 3 .500 02/01/52 5,605,233
26,120,972 Fannie Mae Pool 3 .000 04/01/52 22,644,337
9,084,559 Fannie Mae Pool 3 .500 05/01/52 8,227,646
2,471,454 Fannie Mae Pool 3 .500 05/01/52 2,229,252
18,292,013 Fannie Mae Pool 4 .000 05/01/52 17,043,958
10,280,165 Fannie Mae Pool 3 .000 06/01/52 8,903,763
11,476,129 Fannie Mae Pool 3 .500 06/01/52 10,373,237
26,105,093 Fannie Mae Pool 3 .500 06/01/52 23,585,906
45,098,798 Fannie Mae Pool 4 .000 06/01/52 42,023,984
3,656,380 Fannie Mae Pool 4 .500 06/01/52 3,505,425
16,468,197 Fannie Mae Pool 4 .000 07/01/52 15,345,378
3,382,339 Fannie Mae Pool 4 .500 07/01/52 3,240,838
20,328,265 Fannie Mae Pool 4 .000 08/01/52 18,941,203
31,230,788 Fannie Mae Pool 4 .500 08/01/52 29,928,632
15,222,026 Fannie Mae Pool 5 .000 08/01/52 14,993,167
71,648,660 Fannie Mae Pool 4 .000 09/01/52 66,759,769
179,011,362 Fannie Mae Pool 4 .500 09/01/52 171,553,817
8,150,948 Fannie Mae Pool 5 .000 09/01/52 8,027,979
31,893,288 Fannie Mae Pool 4 .000 10/01/52 29,667,705
8,154,888 Fannie Mae Pool 4 .500 10/01/52 7,815,450
37,522,340 Fannie Mae Pool 5 .000 10/01/52 36,954,327
39,507,143 Fannie Mae Pool 4 .500 11/01/52 37,864,149
5,454,728 Fannie Mae Pool 5 .500 12/01/52 5,470,503
112,868 Fannie Mae Pool 5 .000 01/01/53 111,159
28,397,036 Fannie Mae Pool 5 .000 02/01/53 27,926,202
17,449,023 Fannie Mae Pool 6 .000 02/01/53 17,779,190
13,811,022 Fannie Mae Pool 6 .000 03/01/53 14,068,994
23,530,316 Fannie Mae Pool 5 .000 04/01/53 23,136,430
6,427,565 Fannie Mae Pool 5 .000 06/01/53 6,358,370
44,542,567 Fannie Mae Pool 5 .500 06/01/53 44,608,291
12,110,567 Fannie Mae Pool 4 .500 07/01/53 11,603,123
8,200,711 Fannie Mae Pool 5 .000 07/01/53 8,057,682
14,293,877 Fannie Mae Pool 5 .000 08/01/53 14,044,337
21,995,040 Fannie Mae Pool 5 .500 08/01/53 22,024,150
102,762,515 Fannie Mae Pool 5 .500 10/01/53 102,874,444
514,797 Fannie Mae Pool 6 .000 01/01/54 523,695
12,978,732 Fannie Mae Pool 4 .000 02/01/54 12,103,181
31,842,817 Fannie Mae Pool 5 .500 05/01/54 31,848,796
255,143 Fannie Mae Pool 6 .000 06/01/54 259,419
22,981,186 Fannie Mae Pool 5 .500 10/01/54 22,985,504
476,177 (c) Fannie Mae REMICS, (SOFR30A + 5.836%) 1 .530 09/25/43 49,698
1,839,313 Fannie Mae REMICS 3 .000 07/25/45 1,676,055
3,259,189 Fannie Mae REMICS 3 .500 02/25/48 2,885,331
2,433,426 Fannie Mae REMICS 4 .000 07/25/48 2,306,591
3,830,116 Fannie Mae REMICS 2 .000 08/25/50 489,468
12,168,039 Fannie Mae REMICS 2 .000 08/25/50 8,067,808
4,910,226 Fannie Mae REMICS 2 .000 10/25/50 3,319,606
10,337,647 Fannie Mae REMICS 2 .500 11/25/50 1,443,481
3,682,211 Fannie Mae REMICS 3 .000 12/25/50 661,779
3,642,264 Fannie Mae REMICS 3 .000 02/25/51 609,949
4,128,534 Fannie Mae REMICS 2 .500 11/25/51 476,005
9,376,798 Fannie Mae REMICS 3 .500 04/25/52 7,190,614
1,954,133 Fannie Mae REMICS 4 .000 05/25/52 1,567,827
5,738,157 Fannie Mae REMICS 4 .500 07/25/52 5,028,089
2,462,337 Fannie Mae REMICS 4 .500 08/25/52 2,112,840
1,870,056 Fannie Mae REMICS 4 .000 09/25/52 1,611,165
2,128,732 Fannie Mae REMICS 4 .000 09/25/52 1,771,465
1,810,354 Fannie Mae REMICS 4 .500 10/25/52 1,613,648
2,064,935 Fannie Mae REMICS 4 .500 10/25/52 1,871,595
3,501,679 Fannie Mae REMICS 5 .500 11/25/52 3,499,171

Core Impact Bond

Consolidated Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 3,043,724 (c) Fannie Mae-Aces 2 .907% 02/25/27 $ 2,982,624
8,977,754 (c) Fannie Mae-Aces 3 .413 06/25/28 8,799,010
8,250,000 (c) Fannie Mae-Aces 1 .517 11/25/30 7,159,721
15,500,000 (c) Fannie Mae-Aces 1 .286 01/25/31 13,293,105
7,998,990 Federal National Mortgage Association (FNMA) 2 .500 02/01/52 6,653,362
62,770 Freddie Mac Gold Pool 5 .000 06/01/36 63,753
64,855 Freddie Mac Gold Pool 4 .000 06/01/42 62,341
64,216 Freddie Mac Gold Pool 4 .500 02/01/44 63,118
538,297 Freddie Mac Gold Pool 5 .000 08/01/44 547,075
111,883 Freddie Mac Gold Pool 3 .500 04/01/45 104,160
2,331,231 Freddie Mac Gold Pool 3 .500 08/01/45 2,171,271
1,366,168 Freddie Mac Gold Pool 3 .500 02/01/47 1,258,265
17,700 Freddie Mac Gold Pool 3 .000 04/01/47 15,662
142,153 Freddie Mac Gold Pool 4 .500 06/01/47 139,020
218,529 Freddie Mac Gold Pool 4 .000 09/01/47 207,354
52,242 Freddie Mac Gold Pool 3 .500 12/01/47 48,251
1,065,085 Freddie Mac Gold Pool 4 .500 08/01/48 1,042,161
5,160,957 Freddie Mac Pool 2 .310 12/01/31 4,594,407
6,799,386 Freddie Mac Pool 3 .740 06/01/37 6,149,491
2,236,631 Freddie Mac Pool 3 .400 12/01/37 1,970,027
5,646,500 Freddie Mac Pool 4 .300 12/01/37 5,365,362
1,817,045 Freddie Mac Pool 3 .500 03/01/38 1,630,467
640,000 Freddie Mac Pool 4 .330 05/01/38 611,596
3,143,189 Freddie Mac Pool 2 .970 07/01/38 2,638,917
3,365,384 Freddie Mac Pool 4 .550 07/01/38 3,240,619
5,775,000 Freddie Mac Pool 3 .500 10/01/38 5,065,862
395,071 Freddie Mac Pool 3 .160 11/01/38 335,530
1,853,500 Freddie Mac Pool 3 .910 01/01/39 1,687,535
2,293,500 Freddie Mac Pool 4 .750 12/01/39 2,255,752
3,338,301 Freddie Mac Pool 3 .000 01/01/41 2,712,056
759,540 Freddie Mac Pool 4 .250 09/01/42 719,554
4,308,927 Freddie Mac Pool 2 .500 11/01/51 3,588,166
6,896,605 Freddie Mac Pool 3 .000 11/01/51 6,092,706
317,039 Freddie Mac Pool 3 .000 11/01/51 279,054
824,921 Freddie Mac Pool 3 .000 11/01/51 733,145
1,274,189 Freddie Mac Pool 3 .000 11/01/51 1,125,662
4,924,841 Freddie Mac Pool 2 .500 01/01/52 4,095,074
9,118,486 Freddie Mac Pool 2 .500 02/01/52 7,653,810
2,122,530 Freddie Mac Pool 3 .000 02/01/52 1,840,264
307,674 Freddie Mac Pool 3 .000 03/01/52 266,480
5,772,310 Freddie Mac Pool 2 .500 04/01/52 4,817,251
8,568,610 Freddie Mac Pool 4 .000 04/01/52 7,990,655
32,903,481 Freddie Mac Pool 3 .000 05/01/52 28,520,697
7,243,567 Freddie Mac Pool 3 .000 06/01/52 6,309,451
1,669,980 Freddie Mac Pool 3 .000 06/01/52 1,445,812
7,771,495 Freddie Mac Pool 4 .500 06/01/52 7,446,655
186,849 Freddie Mac Pool 4 .500 07/01/52 178,849
7,784,678 Freddie Mac Pool 4 .500 07/01/52 7,459,288
8,817,621 Freddie Mac Pool 6 .000 11/01/52 8,987,171
7,256,348 Freddie Mac Pool 5 .000 01/01/53 7,145,751
23,196,979 Freddie Mac Pool 5 .000 06/01/53 22,783,594
21,182,385 Freddie Mac Pool 5 .000 08/01/53 20,857,340
17,208,932 Freddie Mac Pool 5 .500 08/01/53 17,233,896
4,733,673 Freddie Mac REMICS 3 .500 01/15/47 4,229,021
954,890 Freddie Mac REMICS 4 .000 10/15/47 899,472
1,843,515 Freddie Mac REMICS 4 .000 11/15/47 1,757,747
4,161,934 Freddie Mac REMICS 4 .000 01/15/48 3,960,716
4,935,719 Freddie Mac REMICS 4 .000 03/15/48 4,686,196
1,391,359 Freddie Mac REMICS 4 .000 04/15/48 1,323,770
4,694,472 Freddie Mac REMICS 4 .000 04/15/48 4,435,673
604,375 (c) Freddie Mac REMICS, (SOFR30A + 9.737%) 2 .851 06/15/48 560,353
525,628 (c) Freddie Mac REMICS, (SOFR30A + 9.657%) 2 .771 10/15/48 460,614

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 4,400,111 Freddie Mac REMICS 2 .000% 09/25/50 $ 2,944,003
2,178,973 Freddie Mac REMICS 2 .000 09/25/50 282,409
8,119,637 Freddie Mac REMICS 3 .000 09/25/50 5,935,730
4,027,850 Freddie Mac REMICS 3 .000 10/25/50 2,854,788
13,004,328 Freddie Mac REMICS 2 .500 02/25/51 2,140,353
4,605,110 Freddie Mac REMICS 2 .500 05/25/51 2,888,642
1,489,600 Freddie Mac REMICS 4 .000 08/25/52 1,247,837
2,776,995 Freddie Mac REMICS 4 .500 10/25/52 2,581,116
3,427,887 Freddie Mac REMICS 5 .500 11/25/52 3,471,931
2,227,733 Freddie Mac REMICS 5 .500 02/25/53 2,191,601
575,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 7.100%) 11 .405 01/25/42 613,695
2,610,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.750%) 9 .055 02/25/42 2,735,945
1,830,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 5.650%) 8 .647 04/25/42 1,957,918
11,323,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%) 7 .655 05/25/42 11,775,014
12,648,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%) 8 .805 06/25/42 13,453,186
6,384,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.000%) 8 .305 07/25/42 6,742,943
2,535,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.550%) 7 .855 08/25/42 2,654,824
6,170,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%) 8 .005 09/25/42 6,504,205
280,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.100%) 8 .444 03/25/43 291,947
1,625,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%) 7 .556 04/25/43 1,704,916
6,505,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.500%) 7 .805 05/25/43 6,876,532
66,739 (c),(d) Freddie Mac STACR Securitized Participation Interests Trust 3 .782 02/25/48 64,818
462,915 Ginnie Mae I Pool 2 .690 06/15/33 431,231
10,523,747 Ginnie Mae I Pool 2 .750 01/15/45 9,836,583
22,234 Ginnie Mae II Pool 5 .000 06/20/42 22,507
2,020,171 Ginnie Mae II Pool 3 .500 12/20/46 1,869,754
1,384,208 Ginnie Mae II Pool 3 .500 01/20/47 1,282,456
1,176,438 Ginnie Mae II Pool 3 .500 10/20/50 1,081,742
20,659,440 Ginnie Mae II Pool 3 .000 06/20/51 18,294,487
28,782,630 Ginnie Mae II Pool 3 .000 12/20/51 25,469,974
16,560,671 Ginnie Mae II Pool 3 .000 01/20/52 14,658,844
3,830,385 Ginnie Mae II Pool 2 .500 02/20/52 3,194,322
27,072,989 Ginnie Mae II Pool 3 .500 04/20/52 24,699,781
39,653,167 Ginnie Mae II Pool 3 .500 07/20/52 36,171,017
6,297,343 Ginnie Mae II Pool 4 .000 08/20/52 5,884,127
36,480,765 Ginnie Mae II Pool 4 .000 09/20/52 34,094,484
12,293,514 Ginnie Mae II Pool 5 .000 11/20/52 12,137,684
21,524,645 Ginnie Mae II Pool 3 .500 12/20/52 19,647,818
14,235,644 Ginnie Mae II Pool 4 .500 12/20/52 13,730,819
13,368,988 Ginnie Mae II Pool 4 .500 02/20/53 12,881,043
2,562,633 Ginnie Mae II Pool 5 .000 02/20/53 2,528,299
3,501,726 Ginnie Mae II Pool 3 .000 08/20/53 3,101,506
8,229,808 Government National Mortgage Association 5 .000 01/20/40 1,585,831
3,733,010 Government National Mortgage Association 4 .500 03/20/40 655,796
6,032,517 Government National Mortgage Association 5 .000 03/20/40 1,160,968
6,437,005 Government National Mortgage Association 2 .500 12/20/43 5,775,149
2,265,560 Government National Mortgage Association 3 .000 03/20/45 2,038,137
345,131 Government National Mortgage Association 4 .000 06/20/46 38,998
2,233,091 Government National Mortgage Association 5 .000 09/20/46 416,298
9,324,132 Government National Mortgage Association 3 .000 11/20/51 6,676,446
10,171,948 Government National Mortgage Association 3 .000 12/20/51 7,402,705
8,119,955 Government National Mortgage Association 3 .000 01/20/52 6,029,021
8,451,745 Government National Mortgage Association 3 .000 02/20/52 5,746,056
5,887,505 Government National Mortgage Association 4 .000 04/20/52 4,992,036
6,519,596 Government National Mortgage Association 5 .000 04/20/52 1,189,260
2,516,700 Government National Mortgage Association 4 .000 07/20/52 2,075,262
4,508,975 Government National Mortgage Association 4 .500 09/20/52 4,003,115
3,673,886 Government National Mortgage Association 4 .500 09/20/52 3,425,014
3,066,934 Government National Mortgage Association 4 .500 09/20/52 2,907,355
2,613,698 Government National Mortgage Association 4 .500 09/20/52 2,323,597
3,070,512 Government National Mortgage Association 4 .500 02/20/53 2,810,002
2,824,448 Government National Mortgage Association 5 .500 02/20/53 2,809,167

Core Impact Bond

Consolidated Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 4,793,538 (c) Government National Mortgage Association, (SOFR30A + 6.950%) 2 .648% 05/20/53 $ 401,424
3,538,751 (c) Government National Mortgage Association, (SOFR30A + 23.205%) 6 .428 08/20/53 3,889,273
2,037,560 (c) Government National Mortgage Association, (SOFR30A + 25.350%) 8 .573 08/20/53 2,410,403
5,620,290 Government National Mortgage Association 5 .000 12/20/53 5,366,555
5,047,572 Government National Mortgage Association 2 .500 04/20/54 3,607,654
3,853,096 Government National Mortgage Association (GNMA) 3 .000 02/20/51 3,419,209
7,597,343 Government National Mortgage Association (GNMA) 4 .500 10/20/52 7,336,490
43,644,298 (c),(d) GS Mortgage-Backed Securities Corp Trust 0 .151 08/25/51 376,777
1,661,649 (c),(d) GS Mortgage-Backed Securities Corp Trust 2 .500 08/25/51 1,343,788
6,393,165 (c),(d) GS Mortgage-Backed Securities Trust 2 .500 11/25/51 5,161,904
3,646,149 (c),(d) GS Mortgage-Backed Securities Trust 2 .500 03/25/52 2,956,632
1,567,009 (c),(d) GS Mortgage-Backed Securities Trust 2 .825 05/28/52 1,298,669
13,302,479 (c),(d) GS Mortgage-Backed Securities Trust 3 .000 01/25/53 11,319,136
7,342 (c) Impac CMB Trust, (TSFR1M + 0.774%) 5 .094 03/25/35 6,726
1,019,733 (c),(d) J.P. Morgan Mortgage Trust 3 .242 10/25/52 827,236
49,003 (c),(d) JP Morgan Mortgage Trust 3 .500 05/25/47 44,573
304,714 (c),(d) JP Morgan Mortgage Trust 3 .500 10/25/48 272,686
39,858 (c),(d) JP Morgan Mortgage Trust 4 .000 01/25/49 37,242
12,117,706 (c),(d) JP Morgan Mortgage Trust 0 .118 06/25/51 78,599
21,290,526 (c),(d) JP Morgan Mortgage Trust 0 .108 11/25/51 127,228
1,859,275 (c),(d) JP Morgan Mortgage Trust 2 .500 11/25/51 1,507,810
21,368,007 (c),(d) JP Morgan Mortgage Trust 0 .115 12/25/51 136,781
2,250,227 (c),(d) JP Morgan Mortgage Trust 2 .500 12/25/51 1,824,859
2,276,235 (c),(d) JP Morgan Mortgage Trust 2 .845 12/25/51 1,827,600
3,202,273 (c),(d) JP Morgan Mortgage Trust 2 .500 01/25/52 2,591,621
5,189,474 (c),(d) JP Morgan Mortgage Trust 2 .500 06/25/52 4,188,997
2,648,634 (c),(d) JP Morgan Mortgage Trust 3 .000 06/25/52 2,257,965
9,202,010 (d) JP Morgan Mortgage Trust 0 .224 07/25/52 89,021
4,961,590 (c),(d) JP Morgan Mortgage Trust 2 .500 07/25/52 4,006,037
2,265,900 (c),(d) JP Morgan Mortgage Trust 3 .250 07/25/52 2,006,036
7,838,482 (c),(d) JP Morgan Mortgage Trust 3 .000 08/25/52 6,633,019
3,928,831 (c),(d) JP Morgan Mortgage Trust 3 .000 10/25/52 3,324,624
3,688,362 (c),(d) JP Morgan Mortgage Trust 3 .000 11/25/52 3,118,927
4,602,820 (c),(d) JP Morgan Mortgage Trust 3 .000 04/25/53 3,894,962
1,771,684 (c),(d) JP Morgan Mortgage Trust 5 .000 06/25/53 1,713,282
1,831,996 (c),(d) JP Morgan Mortgage Trust 5 .500 06/25/53 1,811,439
3,007,595 (c),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 2,437,070
2,815,644 (c),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 2,504,669
1,941,684 (c),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 1,571,418
1,349,878 (c),(d) RCKT Mortgage Trust 3 .006 09/25/51 1,082,303
5,449,214 (c),(d) RCKT Mortgage Trust 2 .500 02/25/52 4,418,722
2,528,201 (c),(d) RCKT Mortgage Trust 3 .000 05/25/52 2,141,098
906,144 (c),(d) RCKT Mortgage Trust 3 .189 05/25/52 751,769
26,424 (c),(d) Sequoia Mortgage Trust 4 .000 06/25/49 25,027
138,476 (c),(d) Sequoia Mortgage Trust 3 .500 12/25/49 124,409
2,260,735 (c),(d) Sequoia Mortgage Trust 2 .500 06/25/51 1,833,211
282,220 (c),(d) Shellpoint Co-Originator Trust 3 .500 10/25/47 259,244
255,468 (d) Verus Securitization Trust (Step Bond) 2 .733 05/25/65 247,210
TOTAL MORTGAGE BACKED 1,908,820,233
MUNICIPAL BONDS - 4.6%
1,950,000 California Health Facilities Financing Authority 4 .353 06/01/41 1,770,272
6,400,000 (d) California Municipal Finance Authority 6 .375 11/15/48 6,063,081
625,000 Chula Vista Municipal Financing Authority 3 .775 12/01/33 589,649
740,000 Chula Vista Municipal Financing Authority 4 .075 12/01/41 627,339
935,000 City & County of San Francisco CA 3 .700 04/01/34 836,681
440,000 City & County of San Francisco CA 3 .750 04/01/35 387,033
5,835,000 City & County of San Francisco CA 3 .900 04/01/42 4,709,817
7,760,000 City & County of San Francisco CA 5 .770 06/15/45 7,835,486
5,000,000 City & County of San Francisco CA 5 .450 06/15/64 4,791,809
4,610,000 City & County of San Francisco CA Community Facilities District 4 .221 09/01/39 4,156,585
5,405,000 City & County of San Francisco CA Community Facilities District No 2014-1 3 .750 09/01/37 4,811,559
5,000,000 City & County of San Francisco CA Community Facilities District No 2014-1 4 .000 09/01/48 3,999,490

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 7,805,000 City & County of San Francisco CA Community Facilities District No 2014-1 3 .482% 09/01/50 $ 5,558,644
1,225,000 City & County of San Francisco CA Community Facilities District No 2014-1 6 .332 09/01/51 1,263,210
1,925,000 City of Berkeley CA 3 .250 09/01/35 1,739,263
745,000 City of Detroit MI 2 .711 04/01/26 735,900
525,000 City of Detroit MI 3 .644 04/01/34 475,765
4,000,000 City of Los Angeles CA 3 .500 09/01/37 3,407,375
9,060,000 City of Los Angeles CA 3 .880 09/01/38 8,099,531
7,000,000 City of Los Angeles CA 5 .000 09/01/42 6,632,730
870,000 (d) City of Miami FL 4 .808 01/01/39 834,019
3,200,000 City of New York NY 5 .094 10/01/49 3,023,690
2,950,000 City of New York NY 5 .828 10/01/53 3,044,291
2,685,000 City of Oakland CA 1 .830 01/15/27 2,588,916
3,025,000 City of Port Lions AK 7 .500 10/01/52 3,143,416
1,385,000 City of San Juan Capistrano CA 4 .190 08/01/40 1,250,483
5,255,000 City of Seattle WA Local Improvement District No 6751 2 .999 11/01/43 4,394,224
5,240,000 City of Seattle WA Local Improvement District No 6751 3 .079 11/01/43 4,330,017
1,140,000 Cleveland-Cuyahoga County Port Authority 5 .900 11/15/49 1,092,682
4,000,000 Columbus Metropolitan Housing Authority 5 .050 04/01/30 3,995,195
1,250,000 Connecticut Green Bank 2 .900 11/15/35 1,080,234
1,000,000 (d) County of Gallatin MT 11 .500 09/01/27 1,030,524
3,500,000 (d) County of Gallatin MT 11 .500 09/01/27 3,606,836
3,500,000 District of Columbia 3 .432 04/01/42 2,542,229
17,179,148 Freddie Mac Multifamily Variable Rate Certificate 4 .050 08/25/38 16,256,280
450,000 Klickitat County Public Utilities 3 .688 12/01/38 386,046
1,000,000 Lavaca-Navidad River Authority 4 .430 08/01/35 984,953
1,300,000 Maine State Housing Authority 2 .481 11/15/31 1,128,488
2,490,000 Maryland Community Development Administration Housing Revenue 3 .797 03/01/39 2,170,635
1,500,000 Maryland Economic Development Corp 5 .433 05/31/56 1,429,798
4,000,000 Maryland Economic Development Corp 5 .942 05/31/57 3,971,701
3,000,000 Massachusetts Clean Energy Cooperative Corp 2 .020 07/01/28 2,822,455
16,465,000 Metropolitan Water Reclamation District of Greater Chicago 5 .720 12/01/38 17,036,087
4,225,000 Minnesota Housing Finance Agency 5 .897 08/01/49 4,223,954
6,585,000 Minnesota Housing Finance Agency 5 .947 08/01/54 6,593,806
1,135,000 Montgomery County Housing Opportunities Commission 5 .418 12/01/44 1,101,153
170,000 Mount Shasta Public Financing Authority 4 .000 08/01/29 178,903
190,000 Mount Shasta Public Financing Authority 3 .000 08/01/32 185,276
22,775,000 (c),(d) New Hampshire Business Finance Authority 4 .650 02/01/29 22,775,000
8,300,000 (c),(d) New Hampshire Business Finance Authority 4 .520 07/01/33 8,300,000
6,750,000 New Hampshire Business Finance Authority 5 .876 12/01/35 7,007,370
2,740,000 New Hampshire Business Finance Authority 5 .694 11/01/45 2,646,849
3,460,000 New Hampshire Business Finance Authority 5 .775 11/01/54 3,293,208
700,000 New Jersey Economic Development Authority 5 .198 03/01/31 720,144
2,500,000 New York City Housing Development Corp 3 .720 11/01/39 2,070,723
5,250,000 New York City Housing Development Corp 5 .448 08/01/54 4,941,564
625,000 New York State Energy Research & Development Authority 5 .739 04/01/26 625,208
1,090,000 New York State Energy Research & Development Authority 2 .465 10/01/26 1,062,547
965,000 New York State Energy Research & Development Authority 2 .665 10/01/27 927,292
835,000 New York State Energy Research & Development Authority 2 .879 10/01/28 792,630
1,800,000 New York State Energy Research & Development Authority 5 .947 04/01/29 1,808,349
865,000 New York State Energy Research & Development Authority 6 .456 04/01/33 873,752
7,500,000 New York Transportation Development Corp 5 .000 01/01/26 7,532,131
6,920,000 (a),(b),(d) Pennsylvania Economic Development Financing Authority 10 .000 12/01/29 692
275,000 Pharr Economic Development Corp 3 .216 08/15/27 270,430
1,110,000 Pharr Economic Development Corp 3 .401 08/15/29 1,078,849
405,000 (a),(b) Public Finance Authority 15 .000 12/31/25 41
1,735,000 (d) Public Finance Authority 7 .500 06/01/29 1,681,244
6,650,000 Public Finance Authority 5 .292 07/01/29 6,780,171
5,385,000 (d) Public Finance Authority 6 .250 06/01/31 5,417,514
645,000 Redevelopment Authority of the City of Philadelphia 4 .711 09/01/30 657,475
1,935,000 Redevelopment Authority of the City of Philadelphia 5 .226 09/01/40 1,892,206
1,000,000 Rhode Island Housing & Mortgage Finance Corp 3 .300 10/01/39 800,456
1,450,000 Rhode Island Housing & Mortgage Finance Corp 3 .400 10/01/44 1,074,423

Core Impact Bond

Consolidated Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 6,950,000 Rhode Island Housing & Mortgage Finance Corp 3 .500% 10/01/51 $ 4,768,941
995,000 Sales Tax Securitization Corp 5 .293 01/01/41 973,727
2,550,000 San Diego Unified School District 3 .915 07/01/28 2,547,582
10,060,000 San Francisco City & County Public Utilities Commission Wastewater Revenue 4 .655 10/01/27 10,204,282
1,000,000 San Francisco City & County Redevelopment Agency 3 .533 08/01/25 999,258
1,000,000 San Francisco City & County Redevelopment Agency 4 .375 08/01/44 840,976
2,500,000 San Jose Financing Authority 4 .662 05/01/37 2,401,167
3,000,000 Semitropic Improvement District 2 .499 12/01/25 2,981,041
1,565,000 South Dakota Housing Development Authority 5 .460 05/01/53 1,591,569
1,000,000 South Davis Sewer District 4 .125 12/01/32 965,336
1,100,000 South Davis Sewer District 4 .500 12/01/37 1,004,043
1,475,488 State of Hawaii Department of Business Economic Development & Tourism 3 .242 01/01/31 1,447,737
3,775,000 State of Oregon 5 .832 05/01/45 3,890,580
2,400,000 (d) Syracuse Industrial Development Agency 5 .000 01/01/36 1,788,560
7,500,000 Texas Water Development Board 4 .190 10/15/43 6,671,074
3,000,000 Texas Water Development Board 4 .648 04/15/50 2,716,806
2,155,000 (d) Toledo-Lucas County Port Authority 5 .600 11/15/39 2,143,652
1,830,000 United Nations Development Corp 6 .536 08/01/55 1,913,797
2,000,000 University of New Mexico 3 .532 06/20/32 1,950,162
1,000,000 (d) Warm Springs Reservation Confederated Tribe 3 .300 11/01/27 981,156
1,250,000 (d) Warm Springs Reservation Confederated Tribe 3 .550 11/01/32 1,158,411
360,000 Washington County Clean Water Services 5 .701 10/01/30 372,508
TOTAL MUNICIPAL BONDS 302,260,143
U.S. TREASURY SECURITIES - 10.9%
143,888,000 United States Treasury Note 3 .750 06/30/27 143,977,930
3,848,000 United States Treasury Note 3 .750 05/15/28 3,853,712
12,281,000 United States Treasury Note 3 .875 06/15/28 12,346,243
102,065,000 United States Treasury Note 3 .875 06/30/30 102,455,717
47,007,000 United States Treasury Note 4 .125 06/30/32 47,043,724
83,742,000 United States Treasury Note 4 .250 05/15/35 83,872,847
71,900,000 United States Treasury Note 5 .000 05/15/45 73,854,781
121,037,000 United States Treasury Note 4 .625 02/15/55 117,821,955
14,543,000 United States Treasury Note/Bond 1 .875 02/15/41 10,002,857
9,700,000 United States Treasury Note/Bond 2 .250 05/15/41 7,044,625
114,908,400 United States Treasury Note/Bond 2 .375 02/15/42 83,595,861
2,500,000 United States Treasury Note/Bond 3 .125 05/15/48 1,896,778
2,500,000 United States Treasury Note/Bond 3 .000 02/15/49 1,841,992
31,783,000 United States Treasury Note/Bond 2 .250 02/15/52 19,413,702
TOTAL U.S. TREASURY SECURITIES 709,022,724
TOTAL GOVERNMENT BONDS
(Cost $3,680,576,407) 3,585,679,524
SHARES DESCRIPTION VALUE
PREFERRED STOCKS - 0.4%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
400,000 Brookfield Property Partners LP 6,056,000
629,610 Brookfield Property Partners LP 8,184,930
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 14,240,930
UTILITIES - 0.2%
454,177 Brookfield Infrastructure Partners LP 7,598,381
276,951 Brookfield Renewable Partners LP 4,799,561
TOTAL UTILITIES 12,397,942
TOTAL PREFERRED STOCKS
(Cost $44,018,450) 26,638,872
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 12.3%
ASSET BACKED - 4.4%
2,001,600 (d) Air Canada Pass Through Trust, Series 2017 1 3 .550 01/15/30 1,870,538
1,250,000 (c),(d) BFLD Trust, (TSFR1M + 2.214%), Series 2020 EYP 6 .526 10/15/35 52,487
13,394 (c) C-BASS Trust, (TSFR1M + 0.274%), Series 2006 CB6 3 .364 07/25/36 13,270
1,447,025 (c),(d) CBRE Realty Finance, (LIBOR 3 M + 0.300%), Series 2007 1A 4 .855 04/07/52 145

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 5,880,000 (d) Centersquare Issuer LLC, Series 2025 1A 5 .500% 03/26/55 $ 5,686,289
6,160,532 Delta Air Lines Pass Through Trust, Series 2015 1 3 .625 07/30/27 6,043,931
5,397,934 Delta Air Lines Pass Through Trust, Series 2020 1 2 .000 06/10/28 5,080,741
12,667,383 Delta Air Lines Pass Through Trust, Series 2020 1 2 .500 06/10/28 11,966,747
834,750 (d) Domino's Pizza Master Issuer LLC, Series 2015 1A 4 .474 10/25/45 832,972
758,000 (d) Domino's Pizza Master Issuer LLC, Series 2018 1A 4 .116 07/25/48 755,596
3,521,964 (d) EnFin Residential Solar Receivables Trust, Series 2024 2A 5 .980 09/20/55 3,390,410
11,875,000 (d) Frontier Issuer LLC, Series 2023 1 6 .600 08/20/53 12,062,663
5,750,000 (d) Frontier Issuer LLC, Series 2023 1 8 .300 08/20/53 5,934,921
7,540,000 (d) Frontier Issuer LLC, Series 2024 1 6 .190 06/20/54 7,764,088
1,500,000 (d) Frontier Issuer LLC, Series 2024 1 11 .160 06/20/54 1,683,767
2,733,837 (d) GoodLeap Sustainable Home Solutions Trust, Series 2021 3CS 2 .100 05/20/48 2,140,855
2,923,334 (d) GoodLeap Sustainable Home Solutions Trust, Series 2021 4GS 1 .930 07/20/48 2,342,357
10,643,246 (d) GoodLeap Sustainable Home Solutions Trust, Series 2021 5CS 2 .310 10/20/48 8,770,974
4,347,302 (d) GoodLeap Sustainable Home Solutions Trust, Series 2021 5CS 2 .560 10/20/48 3,265,941
3,705,974 (d) GoodLeap Sustainable Home Solutions Trust, Series 2022 1GS 2 .700 01/20/49 3,197,868
2,912,593 (d) GoodLeap Sustainable Home Solutions Trust, Series 2022 1GS 2 .940 01/20/49 2,102,291
12,450,794 (d) GoodLeap Sustainable Home Solutions Trust, Series 2022 3CS 4 .950 07/20/49 11,224,764
3,250,000 (d) Grace Trust, Series 2020 GRCE 2 .347 12/10/40 2,858,522
6,500,000 (d) GSCG Trust, Series 2019 600C 2 .936 09/06/34 5,199,421
426,820 (d) HERO Funding Trust, Series 2015 1A 3 .840 09/21/40 401,218
98,132 (d) HERO Funding Trust, Series 2014 2A 3 .990 09/21/40 91,904
513,865 (d) HERO Funding Trust, Series 2016 2A 3 .750 09/20/41 480,697
412,684 (d) HERO Funding Trust, Series 2016 1A 4 .050 09/20/41 390,127
1,048,348 (d) HERO Funding Trust, Series 2016 3A 3 .080 09/20/42 954,489
945,830 (d) HERO Funding Trust, Series 2016 3A 3 .910 09/20/42 881,762
962,640 (d) HERO Funding Trust, Series 2016 4A 3 .570 09/20/47 885,314
1,019,987 (d) HERO Funding Trust, Series 2017 1A 3 .710 09/20/47 921,105
142,613 (d) HERO Funding Trust, Series 2016 4A 4 .290 09/20/47 133,906
1,666,146 (d) HERO Funding Trust, Series 2017 3A 3 .190 09/20/48 1,471,689
1,559,116 (d) HERO Funding Trust, Series 2017 3A 3 .950 09/20/48 1,409,417
634,972 (d) HERO Funding Trust, Series 2017 2A 4 .070 09/20/48 579,556
2,245,487 (d) HERO Funding Trust, Series 2018 1A 4 .670 09/20/48 2,087,913
1,688,533 (d) HERO Funding Trust, Series 2020 1A 2 .590 09/20/57 1,407,483
7,375,000 (d) Hertz Vehicle Financing III LLC, Series 2023 2A 5 .570 09/25/29 7,526,794
11,649 (c) Home Equity Asset Trust, (TSFR1M + 1.614%), Series 2003 1 3 .986 06/25/33 11,446
3,001,808 (d) Loanpal Solar Loan Ltd, Series 2020 2GF 2 .750 07/20/47 2,533,642
1,520,484 (d) Loanpal Solar Loan Ltd, Series 2021 1GS 2 .290 01/20/48 1,267,219
2,060,210 (d) Loanpal Solar Loan Ltd, Series 2021 1GS 2 .840 01/20/48 1,558,453
4,654,822 (d) Loanpal Solar Loan Ltd, Series 2021 2GS 2 .220 03/20/48 3,767,133
1,058,674 (d) Mosaic Solar Loan Trust, Series 2020 1A 2 .100 04/20/46 940,051
1,345,036 (d) Mosaic Solar Loan Trust, Series 2020 1A 3 .100 04/20/46 1,180,769
1,305,000 (d) Mosaic Solar Loan Trust, Series 2024 1A 10 .000 09/20/49 813,254
1,800,402 (d) Mosaic Solar Loan Trust, Series 2025 1A 7 .120 08/22/50 1,778,776
4,165,290 (d) Mosaic Solar Loan Trust, Series 2021 3A 1 .920 06/20/52 3,189,609
3,473,089 (d) Mosaic Solar Loan Trust, Series 2022 3A 6 .100 06/20/53 3,481,793
1,353,166 (d) Mosaic Solar Loans LLC, Series 2017 2A 3 .820 06/22/43 1,267,755
2,666,328 (d) Mosaic Solar Loans LLC, Series 2021 2A 1 .640 04/22/47 2,195,752
700,000 (d) Progress Residential Trust, Series 2021 SFR9 2 .711 11/17/40 659,824
2,061,458 PSNH Funding LLC, Series 2018 1 3 .506 08/01/28 2,049,613
572,218 (d) Renew, Series 2017 1A 3 .670 09/20/52 530,722
1,483,223 (d) Renew, Series 2018 1 3 .950 09/20/53 1,385,949
3,087,573 (d) Renew, Series 2021 1 2 .060 11/20/56 2,473,293
7,253,249 SCE Recovery Funding LLC, Series 2021 A-1 0 .861 11/15/31 6,444,609
153,349 (c) Structured Asset Investment Loan Trust, (TSFR1M + 1.014%), Series 2004 8 5 .334 09/25/34 146,979
5,844,491 (d) Sunnova Helios VII Issuer LLC, Series 2021 C 2 .030 10/20/48 4,834,687
3,316,464 (d) Sunnova Helios VIII Issuer LLC, Series 2022 A 2 .790 02/22/49 2,770,655
2,341,005 (d) Sunnova Helios XI Issuer LLC, Series 2023 A 5 .300 05/20/50 2,154,612
2,169,510 (d) Sunnova Helios XII Issuer LLC, Series 2023 B 5 .600 08/22/50 1,615,248
3,805,673 (d) Sunnova Hestia I Issuer LLC, Series 2023 GRID1 5 .750 12/20/50 3,833,399
4,579,292 (d) Sunrun Athena Issuer LLC, Series 2018 1 5 .310 04/30/49 4,348,687
5,967,072 (d) Sunrun Atlas Issuer LLC, Series 2019 2 3 .610 02/01/55 5,649,435

Core Impact Bond

Consolidated Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 10,442,700 (d) Sunrun Callisto Issuer LLC, Series 2019 1A 3 .980% 06/30/54 $ 9,676,219
4,970,583 (d) Sunrun Callisto Issuer LLC, Series 2021 2A 2 .270 01/30/57 4,398,371
4,914,715 (d) Sunrun Julius Issuer LLC, Series 2023 2A 6 .600 01/30/59 4,918,379
6,512,371 (d) Sunrun Jupiter Issuer LLC, Series 2022 1A 4 .750 07/30/57 6,164,691
8,113,446 (d) Sunrun Vulcan Issuer LLC, Series 2021 1A 2 .460 01/30/52 7,286,426
8,250,000 (d) Switch ABS Issuer LLC, Series 2025 1A 5 .036 03/25/55 8,137,987
804,293 (d) Tesla Auto Lease Trust, Series 2023 A 5 .890 06/22/26 805,076
4,585,535 (d) Tesla Auto Lease Trust, Series 2023 B 6 .130 09/21/26 4,600,138
1,413,319 (d) Tesla Auto Lease Trust, Series 2024 B 4 .790 01/20/27 1,413,737
2,385,000 (d) Tesla Auto Lease Trust, Series 2023 B 6 .220 03/22/27 2,397,737
5,390,000 (d) Tesla Auto Lease Trust, Series 2024 A 5 .300 06/21/27 5,406,038
10,265,000 (d) Tesla Auto Lease Trust, Series 2024 B 4 .820 10/20/27 10,311,518
10,012,000 (d) Tesla Auto Lease Trust, Series 2024 B 4 .880 06/20/28 10,066,765
2,232,229 (d) Tesla Electric Vehicle Trust, Series 2023 1 5 .540 12/21/26 2,235,590
4,650,000 (d) Tesla Electric Vehicle Trust, Series 2023 1 5 .380 06/20/28 4,688,969
2,562,476 Toyota Auto Receivables Owner Trust, Series 2021 B 0 .530 10/15/26 2,558,135
4,734,300 (d) Vivint Colar Financing V LLC, Series 2018 1A 4 .730 04/30/48 4,482,029
4,487,177 (d) Vivint Colar Financing V LLC, Series 2018 1A 7 .370 04/30/48 4,279,208
3,967,554 (d) Vivint Solar Financing VII LLC, Series 2020 1A 2 .210 07/31/51 3,553,798
TOTAL ASSET BACKED 284,129,107
OTHER MORTGAGE BACKED - 7.9%
1,085,000 (c),(d) 20 Times Square Trust, Series 2018 20TS 3 .203 05/15/35 1,011,017
8,000,000 (d) 225 Liberty Street Trust, Series 2016 225L 3 .597 02/10/36 7,640,206
9,258 (c),(d) Agate Bay Mortgage Trust, Series 2015 6 3 .500 09/25/45 8,589
1,500,000 (c),(d) Alen Mortgage Trust, (TSFR1M + 2.364%), Series 2021 ACEN 6 .676 04/15/34 1,368,469
4,000,000 (d) BANK, Series 2019 BN21 2 .500 10/17/52 2,927,614
6,500,000 (c) BANK, Series 2019 BN21 3 .517 10/17/52 5,605,359
2,500,000 (c) BANK, Series 2020 BN30 3 .016 12/15/53 1,706,294
8,000,000 (c) BANK, Series 2019 BN22 3 .570 11/15/62 7,066,474
68,462 Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016 UB10 3 .019 07/15/49 68,157
3,000,000 (c),(d) BBCMS Mortgage Trust, Series 2020 C6 3 .811 02/15/53 2,543,054
2,800,000 (d) BBCMS Trust, Series 2015 SRCH 4 .197 08/10/35 2,744,651
3,250,000 (d) BBCMS Trust, Series 2015 SRCH 4 .798 08/10/35 3,089,052
1,316,000 (c),(d) BBCMS Trust, Series 2015 SRCH 5 .122 08/10/35 1,233,506
5,500,000 (c),(d) Benchmark Mortgage Trust, Series 2019 B10 4 .029 03/15/62 4,109,323
5,200,000 (d) BMO 360A, Series 2022 C1 3 .776 02/17/55 4,647,704
3,500,000 (c),(d) BMO 360C, Series 2022 C1 4 .070 02/17/55 2,737,405
6,965,000 (c),(d) BX Commercial Mortgage Trust, (TSFR1M + 1.312%), Series 2021 XL2 5 .624 10/15/38 6,965,664
4,250,000 (c),(d) BX TRUST, (TSFR1M + 1.490%), Series 2022 AHP 5 .802 01/17/39 4,241,954
10,000,000 (c),(d) BX TRUST, (TSFR1M + 1.840%), Series 2022 AHP 6 .182 01/17/39 9,976,208
2,901,500 (c),(d) CCRC Affordable Multifamily Housing Mortgage Trust, Series 2017 Q005 5 .631 06/25/34 2,646,858
2,000,000 (c) CD Mortgage Trust, Series 2016 CD2 3 .879 11/10/49 1,751,007
11,227,500 (d) Century Plaza Towers, Series 2019 CPT 2 .865 11/13/39 10,249,312
1,000,000 (c),(d) Century Plaza Towers, Series 2019 CPT 3 .097 11/13/39 898,621
2,500,000 (c),(d) Century Plaza Towers, Series 2019 CPT 3 .097 11/13/39 2,190,773
1,750,000 (c),(d) Century Plaza Towers, Series 2019 CPT 3 .097 11/13/39 1,428,469
15,025,000 (c),(d) CHI Commercial Mortgage Trust, Series 2025 SFT 0 .310 04/15/42 154,831
3,800,000 (c),(d) CHI Commercial Mortgage Trust, Series 2025 SFT 5 .665 04/15/42 3,875,843
938,653 (c),(d) CIM Trust, Series 2021 J2 2 .671 04/25/51 762,117
3,001,847 (c) Citigroup Commercial Mortgage Trust, Series 2015 GC29 3 .758 04/10/48 2,892,280
2,000,000 Citigroup Commercial Mortgage Trust, Series 2019 GC43 3 .300 11/10/52 1,823,956
5,000,000 Citigroup Commercial Mortgage Trust, Series 2019 GC41 3 .018 08/10/56 4,565,930
3,315,000 (d) COMM Mortgage Trust, Series 2013 300P 4 .353 08/10/30 3,310,719
4,375,000 (d) COMM Mortgage Trust, Series 2022 HC 3 .376 01/10/39 4,078,771
3,500,000 (c),(d) COMM Mortgage Trust, Series 2015 CR22 3 .975 03/10/48 2,702,499
872,393 (c) COMM Mortgage Trust, Series 2015 CR23 4 .221 05/10/48 847,824
1,000,000 COMM Mortgage Trust, Series 2019 GC44 3 .263 08/15/57 920,350
4,000,000 (c),(d) Commercial Mortgage Pass Through Certificates, Series 2022 HC 4 .084 01/10/39 3,697,012
21,084,884 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.500%), Series 2022 R03 7 .805 03/25/42 21,921,157
4,435,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.000%), Series 2022 R05 7 .305 04/25/42 4,556,360
13,780,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06 8 .155 05/25/42 14,421,383
4,706,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.600%), Series 2022 R08 7 .950 07/25/42 4,913,974

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 8,035,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09 9 .056% 09/25/42 $ 8,615,222
21,175,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01 8 .056 12/25/42 22,358,274
3,600,000 (c),(d) CSAIL Commercial Mortgage Trust, Series 2017 C8 3 .800 06/15/37 3,260,088
1,600,000 (c),(d) CSMC, Series 2019 NQM1 3 .388 10/25/59 1,533,885
2,339,058 (c),(d) CSMC, Series 2021 NQM8 2 .405 10/25/66 2,050,027
5,000,000 (c),(d) CSMC Trust, Series 2017 CALI 3 .854 11/10/32 3,387,750
102,725,000 (c),(d) DOLP Trust, Series 2021 NYC 0 .665 05/10/41 3,069,818
3,065,000 (c),(d) EFMT, Series 2023 1 6 .746 02/25/68 3,063,210
12,485,467 (c),(d) ELP Commercial Mortgage Trust, (TSFR1M + 1.434%), Series 2021 ELP 5 .746 11/15/38 12,476,124
3,995,350 (c),(d) ELP Commercial Mortgage Trust, (TSFR1M + 2.233%), Series 2021 ELP 6 .545 11/15/38 3,993,355
232,861 (c),(d) Flagstar Mortgage Trust, Series 2017 2 3 .978 10/25/47 213,109
2,014,570 (c),(d) Flagstar Mortgage Trust, Series 2018 2 4 .002 04/25/48 1,847,835
7,299 (c),(d) Flagstar Mortgage Trust, Series 2018 5 4 .000 09/25/48 6,899
800,714 (c),(d) Flagstar Mortgage Trust, Series 2019 2 4 .001 12/25/49 722,435
1,091,504 (c),(d) Flagstar Mortgage Trust, Series 2021 2 2 .500 04/25/51 885,092
3,434,996 (c),(d) Flagstar Mortgage Trust, Series 2021 4 2 .500 06/01/51 2,785,409
1,946,181 (c),(d) Flagstar Mortgage Trust, Series 2021 7 2 .925 08/25/51 1,585,394
2,130,960 (c),(d) Flagstar Mortgage Trust, Series 2021 12 2 .964 11/25/51 1,708,256
7,700,000 Freddie Mac Multiclass Certificates Series, Series 2021 P009 1 .878 01/25/31 6,844,486
1,465,603 Freddie Mac Multiclass Certificates Series, Series 2021 P011 1 .204 09/25/31 1,350,226
7,324,000 (c) Freddie Mac Multiclass Certificates Series, Series 2022 P013 2 .852 02/25/32 6,566,503
13,750,000 (c) Freddie Mac Multiclass Certificates Series, Series 2024 P016 4 .764 09/25/33 13,844,905
7,975,723 Freddie Mac Multifamily ML Certificates, Series 2021 21-ML08 1 .877 07/25/37 6,409,801
38,207,614 (d) Freddie Mac Multifamily ML Certificates, Series 2021 ML08 1 .746 11/25/37 4,080,573
8,834,180 Freddie Mac Multifamily ML Certificates, Series 2021 ML12 2 .340 07/25/41 7,268,000
3,170,446 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2015 Q002 3 .871 07/25/33 3,038,680
3,578,430 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2020 Q014 1 .555 01/25/36 2,968,077
4,245,906 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2020 Q014 2 .298 10/25/55 2,986,511
9,613,478 Freddie Mac Multifamily Variable Rate Certificate, Series 2022 M068 3 .150 10/15/36 8,447,926
1,685,000 Freddie Mac Multifamily Variable Rate Certificate, Series 2022 M069 4 .013 04/15/37 1,622,581
5,820,000 Freddie Mac Multifamily Variable Rate Certificate, Series 2020 M061 1 .761 09/15/38 4,688,296
3,110,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%), Series 2023 HQA3 7 .702 11/25/43 3,285,012
20,479 (c),(d) GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2 4 .000 11/25/49 19,350
53,581 (c),(d) GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2 4 .000 11/25/49 50,628
360,292 (c),(d) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ4 3 .000 01/25/51 309,263
17,158,274 (c),(d) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 0 .251 03/27/51 223,138
578,797 (c),(d) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 3 .000 03/27/51 496,881
1,419,095 (c),(d) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ6 2 .500 05/25/51 1,160,005
4,215,461 (c),(d) GS Mortgage-Backed Securities Corp Trust, Series 2021 PJ5 2 .500 10/25/51 3,417,755
4,203,124 (c),(d) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ2 3 .000 06/25/52 3,556,735
1,793,689 (c),(d) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ4 3 .000 09/25/52 1,516,767
451,105 (c),(d) GS Mortgage-Backed Securities Trust, Series 2020 PJ1 3 .611 05/25/50 398,090
8,231,874 (c),(d) GS Mortgage-Backed Securities Trust, Series 2021 PJ7 2 .500 01/25/52 6,675,157
3,721,082 (c),(d) GS Mortgage-Backed Securities Trust, Series 2021 PJ8 2 .500 01/25/52 3,017,673
1,870,266 (c),(d) GS Mortgage-Backed Securities Trust, Series 2021 PJ7 2 .721 01/25/52 1,503,781
4,018,268 (c),(d) GS Mortgage-Backed Securities Trust, Series 2022 PJ5 3 .000 10/25/52 3,400,308
2,555,088 (c),(d) GS Mortgage-Backed Securities Trust, Series 2022 PJ6 3 .000 01/25/53 2,163,358
4,182,722 (c),(d) GS Mortgage-Backed Securities Trust, Series 2023 PJ1 3 .500 02/25/53 3,658,153
981,222 (c),(d) GS Mortgage-Backed Securities Trust, Series 2025 PJ4 6 .000 09/25/55 984,181
2,000,000 (d) Hudson Yards Mortgage Trust, Series 2016 10HY 2 .835 08/10/38 1,952,743
2,500,000 (c),(d) Hudson Yards Mortgage Trust, Series 2016 10HY 3 .076 08/10/38 2,436,976
5,000,000 (c),(d) Hudson Yards Mortgage Trust, Series 2016 10HY 3 .076 08/10/38 4,858,788
10,250,000 (c),(d) Hudson Yards Mortgage Trust, Series 2019 30HY 3 .558 07/10/39 9,322,691
5,545,000 (c),(d) Hudson Yards Mortgage Trust, Series 2019 55HY 3 .041 12/10/41 5,132,282
1,500,000 (c),(d) Hudson Yards Mortgage Trust, Series 2019 55HY 3 .041 12/10/41 1,326,804
4,500,000 (c),(d) Hudson Yards Mortgage Trust, Series 2019 55HY 3 .041 12/10/41 3,872,561
440,000 (c),(d) Imperial Fund Mortgage Trust, Series 2020 NQM1 3 .531 10/25/55 405,733
2,135,000 (c),(d) Imperial Fund Mortgage Trust, Series 2022 NQM6 7 .100 10/25/67 2,130,693
1,109,027 (c),(d) J.P. Morgan Mortgage Trust, Series 2022 5 2 .953 09/25/52 875,946
3,500,000 (d) Jackson Park Trust, Series 2019 LIC 2 .766 10/14/39 3,168,805
155,783 (c),(d) JP Morgan Chase Commercial Mortgage Securities Corp, Series 2013 C13 4 .115 01/15/46 149,907
5,300,000 (c),(d) JP Morgan Chase Commercial Mortgage Securities Trust, (TSFR1M + 1.734%), Series 2020
609M
6 .046 10/15/33 5,274,753

Core Impact Bond

Consolidated Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 699,875 (c),(d) JP Morgan Mortgage Trust, (LIBOR 1 M - 0.000%), Series 2015 1 5 .661% 12/25/44 $ 681,697
9,997 (c),(d) JP Morgan Mortgage Trust, Series 2015 3 3 .500 05/25/45 9,322
166,346 (c),(d) JP Morgan Mortgage Trust, Series 2015 6 3 .500 10/25/45 153,640
717,124 (c),(d) JP Morgan Mortgage Trust, Series 2018 3 3 .500 09/25/48 643,572
1,027,946 (c),(d) JP Morgan Mortgage Trust, Series 2018 5 3 .500 10/25/48 930,155
958,339 (c),(d) JP Morgan Mortgage Trust, Series 2017 5 4 .921 10/26/48 960,008
829,693 (c),(d) JP Morgan Mortgage Trust, Series 2017 4 3 .870 11/25/48 726,986
63,294 (c),(d) JP Morgan Mortgage Trust, Series 2018 9 4 .000 02/25/49 59,254
73,628 (c),(d) JP Morgan Mortgage Trust, Series 2019 1 4 .000 05/25/49 69,080
793,140 (c),(d) JP Morgan Mortgage Trust, Series 2020 1 3 .818 06/25/50 713,434
14,538,364 (c),(d) JP Morgan Mortgage Trust, Series 2021 3 0 .136 07/25/51 110,611
10,245,184 (c),(d) JP Morgan Mortgage Trust, Series 2021 4 0 .130 08/25/51 75,021
2,144,633 (c),(d) JP Morgan Mortgage Trust, Series 2021 4 2 .880 08/25/51 1,729,097
19,813,141 (c),(d) JP Morgan Mortgage Trust, Series 2021 6 0 .133 10/25/51 150,732
2,570,897 (c),(d) JP Morgan Mortgage Trust, Series 2021 6 2 .500 10/25/51 2,085,521
921,994 (c),(d) JP Morgan Mortgage Trust, Series 2021 10 2 .500 12/25/51 747,637
858,323 (c),(d) JP Morgan Mortgage Trust, Series 2021 12 2 .500 02/25/52 697,720
2,798,957 (c),(d) JP Morgan Mortgage Trust, Series 2021 13 3 .138 04/25/52 2,247,047
1,441,513 (c),(d) JP Morgan Mortgage Trust, Series 2021 14 2 .500 05/25/52 1,168,911
1,737,132 (c),(d) JP Morgan Mortgage Trust, Series 2021 LTV2 2 .927 05/25/52 1,502,228
1,703,927 (c),(d) JP Morgan Mortgage Trust, Series 2022 2 3 .000 08/25/52 1,443,033
4,843,364 (c),(d) JP Morgan Mortgage Trust, Series 2022 LTV2 3 .500 09/25/52 4,229,838
2,585,940 (c),(d) JP Morgan Mortgage Trust, Series 2022 7 3 .000 12/25/52 2,186,092
1,066,507 (c),(d) JP Morgan Mortgage Trust, Series 2022 7 4 .000 12/25/52 964,266
14,653,300 (c),(d) JP Morgan Mortgage Trust Series, Series 2024 3 3 .000 05/25/54 12,399,801
2,400,000 (c) JPMBB Commercial Mortgage Securities Trust, Series 2014 C23 4 .700 09/15/47 2,197,114
377,531 (d) Ladder Capital Commercial Mortgage Securities, Series 2013 GCP 3 .575 02/15/36 365,644
2,350,000 (c),(d) Manhattan West Mortgage Trust, Series 2020 1MW 2 .413 09/10/39 2,179,168
2,250,000 (c),(d) MFT Mortgage Trust, Series 2020 B6 3 .392 08/10/40 1,539,451
900,990 (c),(d) Morgan Stanley Residential Mortgage Loan Trust, Series 2021 4 2 .500 07/25/51 801,993
5,073,461 (c),(d) Morgan Stanley Residential Mortgage Loan Trust, Series 2023 1 4 .000 02/25/53 4,596,715
1,500,000 (c),(d) MSDB Trust, Series 2017 712F 3 .427 07/11/39 1,439,660
4,250,000 (c),(d) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%), Series 2019 MILE 6 .591 07/15/36 3,586,941
4,000,000 (c),(d) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 4.329%), Series 2019 MILE 8 .641 07/15/36 2,677,108
22,198 (c) New York Mortgage Trust, (TSFR1M + 0.594%), Series 2005 3 4 .914 02/25/36 22,092
4,131,816 (c),(d) OBX Trust, Series 2021 J2 2 .500 07/25/51 3,350,455
966,420 (c),(d) OBX Trust, Series 2022 J2 3 .436 08/25/52 820,736
1,149,999 (c),(d) Oceanview Mortgage Trust, Series 2021 1 2 .500 05/25/51 932,525
1,243,503 (c),(d) Oceanview Mortgage Trust, Series 2022 1 4 .500 11/25/52 1,171,478
15,670,000 (d) One Bryant Park Trust, Series 2019 OBP 2 .516 09/15/54 14,281,986
2,008,731 (d) One Market Plaza Trust, Series 2017 1MKT 3 .614 02/10/32 1,921,217
1,922,154 (c),(d) RCKT Mortgage Trust, Series 2021 3 2 .775 07/25/51 1,510,097
3,948,624 (c),(d) RCKT Mortgage Trust, Series 2021 4 2 .500 09/25/51 3,201,906
4,755,961 (c),(d) RCKT Mortgage Trust, Series 2021 5 2 .919 11/25/51 3,775,509
3,858,241 (c),(d) RCKT Mortgage Trust, Series 2022 4 3 .500 06/25/52 3,374,319
147,858 (c),(d) Sequoia Mortgage Trust, Series 2015 2 3 .500 05/25/45 136,374
41,592 (c),(d) Sequoia Mortgage Trust, Series 2016 1 3 .500 06/25/46 38,274
183,287 (c),(d) Sequoia Mortgage Trust, Series 2017 6 3 .720 09/25/47 174,013
10,823 (c),(d) Sequoia Mortgage Trust, Series 2018 3 3 .500 03/25/48 9,820
13,351 (c),(d) Sequoia Mortgage Trust, Series 2018 7 4 .000 09/25/48 12,678
1,523,424 (c),(d) Sequoia Mortgage Trust, Series 2020 3 3 .000 04/25/50 1,303,687
935,847 (c),(d) Sequoia Mortgage Trust, Series 2021 1 2 .658 03/25/51 768,392
2,538,159 (c),(d) Sequoia Mortgage Trust, Series 2023 1 5 .000 01/25/53 2,429,033
10,000,000 (d) SLG Office Trust, Series 2021 OVA 2 .585 07/15/41 8,783,840
1,125,000 (c),(d) STWD Mortgage Trust, (TSFR1M + 1.371%), Series 2021 LIH 5 .683 11/15/36 1,122,077
2,000,000 (c),(d) STWD Mortgage Trust, (TSFR1M + 1.770%), Series 2021 LIH 6 .082 11/15/36 1,992,614
2,050,000 (c),(d) STWD Mortgage Trust, (TSFR1M + 2.069%), Series 2021 LIH 6 .381 11/15/36 2,042,610
4,000,000 (d) SUMIT Mortgage Trust, Series 2022 BVUE 2 .789 02/12/41 3,575,182
2,572,550 (c),(d) Verus Securitization Trust, Series 2021 7 2 .240 10/25/66 2,240,330
3,000,000 (c),(d) VNDO Trust, Series 2016 350P 4 .033 01/10/35 2,954,426
1,095,000 (c),(d) WB Commercial Mortgage Trust, Series 2024 HQ 6 .134 03/15/40 1,099,675
1,000,000 (c),(d) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 0.921%), Series 2017 SMP 6 .258 12/15/34 927,005

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 5,000,000 (d) Wells Fargo Commercial Mortgage Trust, Series 2024 SVEN 6 .011% 06/10/37 $ 5,150,093
2,450,000 (c),(d) Wells Fargo Commercial Mortgage Trust, Series 2024 SVEN 6 .323 06/10/37 2,479,296
65,206 Wells Fargo Commercial Mortgage Trust, Series 2016 BNK1 2 .514 08/15/49 64,910
16,526 Wells Fargo Commercial Mortgage Trust, Series 2016 C33 3 .185 03/15/59 16,488
72,682 (c),(d) Wells Fargo Mortgage Backed Securities Trust, Series 2019 2 4 .000 04/25/49 69,214
604,154 (c),(d) Wells Fargo Mortgage Backed Securities Trust, Series 2020 4 3 .000 07/25/50 515,406
5,079,532 (c),(d) Wells Fargo Mortgage Backed Securities Trust, Series 2021 2 2 .500 06/25/51 4,125,288
1,300,495 (c),(d) Wells Fargo Mortgage Backed Securities Trust, Series 2022 2 2 .500 12/25/51 1,054,561
118,754 (c),(d) WinWater Mortgage Loan Trust, Series 2014 1 3 .928 06/20/44 100,913
TOTAL OTHER MORTGAGE BACKED 518,341,426
TOTAL STRUCTURED ASSETS
(Cost $864,185,461) 802,470,533
TOTAL LONG-TERM INVESTMENTS
(Cost $6,664,236,888) 6,394,601,907
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
20,395,464 (j) State Street Navigator Securities Lending Government Money Market Portfolio 4 .350 (k) 20,395,464
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $20,395,464) 20,395,464
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.2%
REPURCHASE AGREEMENT - 1.1%
73,916,000 (l) Fixed Income Clearing Corporation 4 .390 07/01/25 73,916,000
TOTAL REPURCHASE AGREEMENT 73,916,000
TREASURY DEBT - 0.1%
5,000,000 United States Treasury Bill 0 .000 07/15/25 4,991,926
TOTAL TREASURY DEBT 4,991,926
TOTAL SHORT-TERM INVESTMENTS
(Cost $78,907,765) 78,907,926
TOTAL INVESTMENTS - 99.4%
(Cost $6,763,540,117) 6,493,905,297
OTHER ASSETS & LIABILITIES, NET - 0.6% 41,015,882
NET ASSETS - 100.0% $ 6,534,921,179
CAD Canadian Dollar
EUR Euro
LIBOR London Interbank Offered Rate
M Month
REMIC Real Estate Mortgage Investment Conduit
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,594,179,303 or 24.5% of Total
Investments.
(e) Perpetual security. Maturity date is not applicable.
(f) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 0.5% of Total Investments.
(g) When-issued or delayed delivery security.
(h) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $20,839,942.
(i) All or a portion of this security is owned by Nuveen Core Impact Bond Offshore Limited which is a 100% owned subsidiary of the fund.
(j) Investments made with cash collateral received from securities on loan.
(k) The rate shown is the one-day yield as of the end of the reporting period.
(l) Agreement with Fixed Income Clearing Corporation, 4.390% dated 6/30/25 to be repurchased at $73,925,014 on 7/1/25, collateralized by Government Agency Securities, with coupon rate
0.125% and maturity date 10/15/26, valued at $75,394,377.

Core Impact Bond

Consolidated Portfolio of Investments June 30, 2025
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 2,866,950 CAD 4,047,429 Bank of America, N.A. 07/11/25 $ (107,032)
$ 12,280,964 EUR 11,078,276 Citibank N.A. 07/11/25 (778,604)
$ 6,116,948 EUR 5,264,702 Morgan Stanley Capital Services 07/11/25 (89,319)
Total  $ (974,955)
Total unrealized appreciation on forward foreign currency contracts  $ –
Total unrealized depreciation on forward foreign currency contracts  $ (974,955)
CAD Canadian Dollar
EUR Euro
Fund Level 1 Level 2 Level 3 Total
Core Impact Bond
Long-Term Investments
:
Bank loan obligations $— $40,935,059 $45 $40,935,104
Corporate bonds — 1,938,877,874 — 1,938,877,874
Government bonds — 3,585,678,791 733 3,585,679,524
Preferred stocks 26,638,872 — — 26,638,872
Structured assets — 802,470,533 — 802,470,533
Investments purchased with collateral from securities lending 20,395,464 — — 20,395,464
Short-Term Investments
:
Repurchase agreement — 73,916,000 — 73,916,000
Treasury debt — 4,991,926 — 4,991,926
Investments in Derivatives
:
Forward foreign currency contracts* — (974,955) — (974,955)
Total $47,034,336 $6,445,895,228 $778 $6,492,930,342
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments June 30, 2025
Core Plus Bond

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.1%
BANK LOAN OBLIGATIONS - 4.0%
CAPITAL GOODS - 0.3%
$ 1,012,846 (a) Air Comm Corporation, LLC, Term Loan, (TSFR3M + 3.000%) 7.300% 12/11/31 $ 1,019,176
2,254,407 (a) Centuri Group, Inc, Term Loan B, (TSFR1M + 2.500%) 6.941 08/28/28 2,258,837
436,523 (a) Chamberlain Group Inc, Term Loan B, (TSFR1M + 3.250%) 7.677 11/03/28 437,762
962,500 (a) Conair Holdings, LLC, Term Loan B, (TSFR1M + 3.750%) 8.191 05/17/28 712,250
995,000 (a) Construction Partners Inc, Term Loan B, (TSFR1M + 2.500%) 6.827 11/03/31 999,353
1,071,900 (a) Madison Safety & Flow LLC, (TSFR1M + 2.750%) 7.077 09/26/31 1,075,250
332,322 (a) Quikrete Holdings, Inc., Term Loan B1, (TSFR1M + 2.250%) 6.577 04/14/31 332,114
687,556 (a) QXO Inc, Term Loan B, (TSFR3M + 3.000%) 7.296 04/30/32 693,108
356,093 (a) Resideo Funding Inc., First Lien Term Loan B, (TSFR1M + 1.750%) 6.062 02/01/28 356,539
84,615 (a),(b) Signia Aerospace LLC, (TSFR1M + 3.000%) 0.000 12/11/31 85,144
990,000 (a) Titan Acquisition Limited, Term Loan B, (TSFR3M + TSFR6M + 4.500%) 8.731 02/15/29 993,886
1,620,220 (a) TransDigm, Inc., Term Loan J, (TSFR3M + 2.500%) 6.796 02/28/31 1,624,927
1,984,925 (a) TransDigm, Inc., Term Loan K, (TSFR3M + 2.750%) 7.046 03/22/30 1,994,313
1,413,155 (a) Zekelman Industries, Inc., Term Loan B, (TSFR1M + 2.250%) 6.563 01/24/31 1,416,561
TOTAL CAPITAL GOODS 13,999,220
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
284,347 (a) AlixPartners, LLP, Term Loan B, (TSFR1M + 2.500%) 6.941 02/04/28 285,735
257,931 (a) CHG Healthcare Services Inc., Term Loan B1, (TSFR3M + 3.000%) 7.333 09/29/28 259,116
1,566,766 (a) Corporation Service Company, Term Loan B, (TSFR1M + 2.000%) 6.327 11/05/29 1,567,549
1,981,270 (a) First Advantage Holdings, LLC, Term Loan B, (TSFR1M + 3.250%) 7.577 10/31/31 1,984,678
1,809,288 (a) Prime Security Services Borrower, LLC, First Lien Term Loan B, (TSFR1M + 2.000%) 6.320 10/15/30 1,812,228
537,000 (a) Reworld Holding Corp, (TSFR1M + 2.250%) 6.562 11/30/28 538,611
41,463 (a) Reworld Holding Corp, Term Loan C, (TSFR1M + 2.250%) 6.562 11/30/28 41,588
215,232 (a) West Corporation, Term Loan B3, (TSFR3M + 4.000%) 8.530 04/10/27 116,629
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 6,606,134
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.3%
2,388,948 (a) Belron Finance LLC, Term Loan B, (TSFR3M + 2.750%) 7.049 10/16/31 2,402,744
1,673,741 (a) CNT Holdings I Corp, Term Loan, (TSFR3M + 2.500%) 6.780 11/08/32 1,679,758
238,168 (a) Driven Holdings, LLC, Term Loan B, (TSFR1M + 3.000%) 7.441 12/17/28 238,168
3,497,621 (a) LS Group OpCo Acquistion LLC, (TSFR1M + 2.500%) 6.830 04/23/31 3,498,723
1,336,524 (a) PetSmart, Inc., Term Loan B, (TSFR1M + 3.750%) 8.177 02/14/28 1,325,664
3,854,733 (a) Wand NewCo 3, Inc., Repriced Term Loan B, (TSFR1M + 2.500%) 6.827 01/30/31 3,841,974
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 12,987,031
CONSUMER DURABLES & APPAREL - 0.1%
2,474,889 (a) AI Aqua Merger Sub, Inc., First Lien Term Loan B, (TSFR1M + 3.000%) 7.324 07/31/28 2,474,171
212,500 (a) Crocs, Inc., Term Loan, (TSFR3M + 2.250%) 6.577 02/20/29 213,937
222,369 (a) SRAM, LLC , Term Loan B, (TSFR1M + 2.250%) 6.577 02/27/32 220,145
847,076 (a) Weber-Stephen Products LLC, Term Loan B, (TSFR1M + 3.250%) 7.691 10/29/27 842,590
TOTAL CONSUMER DURABLES & APPAREL 3,750,843
CONSUMER SERVICES - 0.3%
2,456,087 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%) 6.077 09/20/30 2,448,669
391,980 (a) Alterra Mountain Company, Term Loan B, (TSFR1M + 2.750%) 7.077 08/17/28 394,430
1,287,563 (a) Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%) 6.577 02/06/30 1,288,528
645,055 (a) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 7.077 01/31/31 639,211
1,884,686 (a) Carnival Corporation, Term Loan (2028), (TSFR1M + 2.000%) 6.312 10/18/28 1,888,512
648,375 (a) Element Materials Technology Group US Holdings Inc., Term Loan, (TSFR3M + 3.750%) 8.046 06/25/29 651,212
1,797,695 (a) Fertitta Entertainment, LLC, Term Loan B, (TSFR1M + 3.500%) 7.827 01/29/29 1,797,767
2,142,375 (a) Flutter Financing B.V., Term Loan B, (TSFR1M + 1.750%) 6.049 11/29/30 2,139,697
470,479 (a) IRB Holding Corp, First Lien Term Loan B, (TSFR1M + 2.500%) 6.827 12/15/27 470,971
714,067 (a) KFC Holding Co., Term Loan B, (TSFR1M + 1.750%) 6.179 03/15/28 718,419
495,386 (a) Light and Wonder International, Inc., Term Loan B2, (TSFR1M + 2.250%) 6.564 04/16/29 496,438
1,320,058 (a) Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%) 7.799 11/30/29 1,259,837
301,185 (a) PENN Entertainment, Inc., Term Loan B, (TSFR1M + 2.500%) 6.827 05/03/29 301,899
437,498 (a) Spin Holdco Inc., Term Loan, (TSFR3M + 4.000%) 8.577 03/04/28 385,545
TOTAL CONSUMER SERVICES 14,881,135
ENERGY - 0.0%
1,237,523 (a) Canister International Group Inc., First Lien Term Loan B, (TSFR1M + 3.500%) 7.827 03/22/29 1,241,007

Core Plus Bond

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 731,191 (a) Oryx Midstream Services Permian Basin LLC, (TSFR1M + 2.250%) 6.572% 10/05/28 $ 731,834
TOTAL ENERGY 1,972,841
FINANCIAL SERVICES - 0.1%
2,796,677 (a) Trans Union, LLC, Term Loan B9, (TSFR1M + 1.750%) 6.077 06/24/31 2,802,661
TOTAL FINANCIAL SERVICES 2,802,661
FOOD, BEVERAGE & TOBACCO - 0.1%
590,432 (a) Arterra Wines Canada, Inc., Term Loan, (TSFR3M + 3.500%) 8.057 11/24/27 586,650
1,161,181 (a) Aspire Bakeries Holdings LLC, (TSFR1M + 4.250%) 8.577 12/23/30 1,167,167
48,008 (a) City Brewing Company, LLC, First Out New Money Term Loan, (TSFR3M + 6.250%) 10.506 04/05/28 13,202
125,626 (a) City Brewing Company, LLC, FLFO Roll Up Term Loan, (TSFR3M + 3.500%) 8.018 04/05/28 34,547
14,052 (a) City Brewing Company, LLC, PIK Super Priority Term Loan, (TSFR3M + 9.000%), , (cash
13.585%, PIK 7.500%)
13.585 01/05/26 13,349
573,064 (a) Froneri Lux Finco Sarl, Term Loan B4, (TSFR6M + 2.000%) 6.237 09/30/31 568,052
1,790,640 (a) Triton Water Holdings, Inc, Term Loan B, (TSFR3M + 2.250%) 6.546 03/31/28 1,799,092
182,555 (a) UTZ Quality Foods, LLC, Term Loan B, (TSFR1M + 2.500%) 6.827 01/29/32 182,783
TOTAL FOOD, BEVERAGE & TOBACCO 4,364,842
HEALTH CARE EQUIPMENT & SERVICES - 0.5%
3,943,134 (a) Bausch & Lomb Corp, (TSFR1M + 4.250%) 8.571 01/15/31 3,955,476
449,083 (a) Global Medical Response, Inc., PIK Term Loan, (TSFR1M + 4.750%), , (cash 9.079%, PIK
7.500%)
4.914 10/02/28 450,269
2,807,527 (a) ICU Medical, Inc., Term Loan B, (TSFR3M + 2.500%) 6.946 01/08/29 2,817,311
5,470,388 (a) Medline Borrower, LP, Add-on Term Loan B, (TSFR1M + 2.250%) 6.577 10/23/28 5,482,833
1,852,813 (a) Onex TSG Intermediate Corp., Term Loan B, (TSFR3M + 4.750%) 9.344 02/28/28 1,860,048
3,272,025 (a) Parexel International Corporation, Term Loan B, (TSFR1M + 2.500%) 6.827 11/15/28 3,276,622
707,209 (a) Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%) 6.327 12/03/31 710,306
2,426,028 (a) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M + 2.750%) 7.077 12/19/30 2,437,661
2,493,750 (a) Zelis Payments Buyer, Inc., 5th Amendment Term Loan, (TSFR1M + 3.250%) 7.577 11/26/31 2,483,875
TOTAL HEALTH CARE EQUIPMENT & SERVICES 23,474,401
INSURANCE - 0.6%
208,511 (a) Acrisure LLC, (TSFR1M + 3.000%) 7.327 11/06/30 208,266
3,980,000 (a) Alliant Holdings Intermediate, LLC, Term Loan B6, (TSFR1M + 2.750%) 7.072 09/19/31 3,985,413
425,000 (a) Asurion LLC, 2nd Lien Term Loan B3, (TSFR1M + 5.250%) 9.691 01/31/28 407,603
544,655 (a) Asurion LLC, Term Loan B13, (TSFR1M + 4.250%) 8.577 09/19/30 529,813
4,934,373 (a) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 3.000%) 7.327 06/13/31 4,945,845
919,355 (a) CRC Insurance Group LLC, (TSFR3M + 2.750%) 7.046 05/06/31 920,885
3,250,949 (a) HUB International Ltd, (TSFR3M + 2.500%) 6.769 06/20/30 3,264,342
1,201,811 (a) Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.250%) 6.577 09/15/31 1,203,313
4,962,563 (a) Sedgwick Claims Management Services, Inc., Term Loan B, (TSFR1M + 3.000%) 7.327 07/31/31 4,986,011
3,955,125 (a) USI, Inc, (TSFR1M + 2.250%) 6.546 09/27/30 3,949,311
1,950,424 (a) USI, Inc., Term Loan D, (TSFR3M + 2.250%) 6.546 11/21/29 1,949,361
TOTAL INSURANCE 26,350,163
MATERIALS - 0.3%
635,594 (a) Asplundh Tree Expert, LLC, Term Loan B, (TSFR1M + 1.750%) 6.177 09/07/27 637,780
4,339,119 (a) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M + 3.175%) 7.502 04/13/29 4,335,430
196,026 (a) H.B. Fuller Company, Term Loan B, (TSFR1M + 1.750%) 6.077 02/15/30 197,130
738,413 (a) INEOS Quattro Holdings UK Ltd, First Lien Term Loan B, (TSFR1M + 4.250%) 8.677 04/02/29 689,493
3,231,900 (a) INEOS Quattro Holdings UK Ltd, Term Loan B, (TSFR1M + 4.250%) 8.577 10/07/31 2,961,229
845,709 (a) Klockner-Pentaplast of America, Inc., Term Loan B, (TSFR6M + 4.725%) 9.227 02/12/26 784,696
1,861,923 (a) TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 7.691 03/03/28 1,862,090
290,032 (a) Tronox Finance LLC, First Lien Term Loan B, (TSFR1M + 2.500%) 6.811 09/30/31 284,594
130,769 (a),(b) USALCO, LLC, Delayed Draw Term Loan, (N/A + 1.000%) 1.000 09/30/31 131,652
1,262,885 (a) USALCO, LLC, Term Loan B, (TSFR1M + 4.000%) 8.327 09/30/31 1,271,409
TOTAL MATERIALS 13,155,503
MEDIA & ENTERTAINMENT - 0.0%
473,628 (a) Altice Financing SA, Term Loan, (TSFR3M + 5.000%) 9.256 10/29/27 383,440
539,899 (a) CSC Holdings, LLC, Term Loan B6, (TSFR1M + 4.500%) 8.812 01/18/28 533,456
89,554 (a) DirecTV Financing, LLC, Term Loan, (TSFR3M + 5.000%) 9.541 08/02/27 90,009
TOTAL MEDIA & ENTERTAINMENT 1,006,905
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
136,642 (a) Avantor Funding, Inc., Term Loan, (TSFR1M + 2.000%) 6.427 11/08/27 137,354
1,184,652 (a) Elanco Animal Health Incorporated, Term Loan B, (TSFR1M + 1.750%) 6.174 08/02/27 1,184,954
2,128,001 (a) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M + 2.250%) 6.577 05/05/28 2,139,684

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
$ 2,527,710 (a) Organon & Co, Term Loan, (TSFR1M + 2.250%) 6.571% 05/19/31 $ 2,491,892
206,774 (a) Perrigo Investments, LLC, Term Loan B, (TSFR1M + 2.000%) 6.327 04/20/29 207,204
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,161,088
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
330,059 (a) Cushman & Wakefield U.S. Borrower, LLC, Term Loan B1, (TSFR1M + 2.750%) 7.077 01/31/30 332,052
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 332,052
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
3,491,250 (a) Instructure Holdings, Inc., Term Loan, (TSFR6M + 3.000%) 7.205 11/13/31 3,499,018
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3,499,018
SOFTWARE & SERVICES - 0.7%
144,152 (a) Avaya, Inc, (TSFR1M + 7.500%), , (cash 11.827%, PIK 7.500%) 5.913 08/01/28 113,880
2,668,313 (a) BCPE Pequod Buyer Inc, Term Loan B, (TSFR1M + 3.250%) 7.577 11/25/31 2,675,984
4,795,930 (a) Boost Newco Borrower, LLC, Term Loan B, (TSFR3M + 2.000%) 6.296 01/31/31 4,813,915
2,951,386 (a) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%) 7.333 07/30/31 2,936,437
3,960,075 (a) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 7.074 05/01/31 3,946,472
1,168,705 (a) Ellucian Holdings, Inc., First Lien Term Loan B, (TSFR1M + 3.000%) 7.327 10/09/29 1,172,906
2,220,251 (a) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.750%) 7.077 05/30/31 2,228,400
0 (a) FNZ Group Services Ltd, Term Loan B, (TSFR3M + 5.000%) 9.260 11/05/31 0
3,090,908 (a) Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 6.077 09/12/29 3,090,151
822,375 (a) Informatica LLC, Term Loan B, (TSFR1M + 2.250%) 6.577 10/27/28 826,746
2,977,500 (a) Mitchell International, Inc., First Lien Term Loan, (TSFR1M + 3.250%) 7.577 06/17/31 2,978,483
2,682,190 (a) Open Text Corporation, Term Loan B, (TSFR1M + 1.750%) 6.077 01/31/30 2,684,711
64,888 (a) Rackspace Finance, LLC, First Lien First Out Term Loan, (TSFR1M + 6.250%) 10.679 05/15/28 65,247
310,588 (a) Rackspace Finance, LLC, First Lien Second Out Term Loan, (TSFR1M + 2.750%) 7.179 05/15/28 143,562
457,188 (a) RealPage, Inc, First Lien Term Loan, (TSFR3M + 3.000%) 7.557 04/24/28 454,561
1,496,250 (a) Synechron Inc, Term Loan B, (TSFR3M + 3.750%) 8.030 10/03/31 1,458,844
1,606,052 (a) UKG Inc., Term Loan B, (TSFR1M + 3.000%) 7.311 02/10/31 1,613,929
2,468,750 (a) Zelis Payments Buyer, Inc., Term Loan B, (TSFR1M + 2.750%) 7.077 09/28/29 2,455,949
TOTAL SOFTWARE & SERVICES 33,660,177
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
2,536,882 (a) CommScope LLC, (TSFR1M + 5.250%) 9.577 12/17/29 2,571,497
3,975,013 (a) Delta TopCo, Inc., Term Loan B, (TSFR3M + 2.750%) 7.074 11/30/29 3,951,222
144,893 (a) Ingram Micro Inc., Term Loan, (TSFR3M + 2.250%) 6.560 09/22/31 145,754
378,724 (a),(c) MLN US HoldCo LLC, First Lien Term Loan, (TSFR3M - 0.000%) 4.405 11/30/25 2,850
247,119 (a),(c) MLN US HoldCo LLC, Second Out Term Loan, (Prime - 0.000%) 0.000 10/18/27 1,248
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 6,672,571
TELECOMMUNICATION SERVICES - 0.1%
918,794 (a) Altice France S.A., Term Loan B12, (Prime + 2.688%) 10.188 01/31/26 808,424
191,021 (a) Cablevision Lightpath LLC, Repriced Term Loan, (TSFR1M + 3.000%) 7.312 11/30/27 191,816
250,000 (a) Virgin Media Bristol LLC, Term Loan N, (TSFR1M + 2.500%) 6.926 01/31/28 247,136
2,000,000 (a) Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 3.000%) 7.441 03/09/27 1,907,590
TOTAL TELECOMMUNICATION SERVICES 3,154,966
TRANSPORTATION - 0.1%
1,767,150 (a) Air Canada, Term Loan B, (TSFR3M + 2.000%) 6.325 03/21/31 1,772,398
487,500 (a) American Airlines, Inc., Term Loan, (TSFR3M + 2.250%) 6.522 04/20/28 485,024
84,322 (a) SkyMiles IP Ltd., Skymiles Term Loan B, (TSFR3M + 3.750%) 8.022 10/20/27 84,970
383,239 (a) XPO Logistics, Inc., Term Loan (2028), (TSFR1M + 1.750%) 6.077 05/24/28 385,294
TOTAL TRANSPORTATION 2,727,686
UTILITIES - 0.1%
1,620,000 (a),(d) Cornerstone Generation LLC, (TBD) TBD TBD 1,630,125
2,483,015 (a) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%) 6.808 05/17/30 2,491,743
TOTAL UTILITIES 4,121,868
TOTAL BANK LOAN OBLIGATIONS
(Cost $186,524,974) 185,681,105

Core Plus Bond

Portfolio of Investments June 30, 2025
(continued)
SHARES DESCRIPTION VALUE
COMMON STOCKS - 0.0%
ENERGY - 0.0%
1,538 (e),(f) Cloud Peak Energy, Inc $ 15
TOTAL ENERGY 15
SOFTWARE & SERVICES - 0.0%
596 (f) Avaya, Inc 4,321
2,843 (f) Avaya, Inc 20,612
TOTAL SOFTWARE & SERVICES 24,933
TOTAL COMMON STOCKS
(Cost $39,480) 24,948
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 35.2%
AUTOMOBILES & COMPONENTS - 0.8%
$ 350,000 (g) Clarios Global LP 6.750% 02/15/30 363,925
575,000 Dana, Inc 5.375 11/15/27 576,931
350,000 Dana, Inc 5.625 06/15/28 352,043
325,000 Dana, Inc 4.250 09/01/30 320,323
4,525,000 Ford Motor Credit Co LLC 7.350 03/06/30 4,776,764
2,000,000 (g) Ford Otomotiv Sanayi AS. 7.125 04/25/29 2,001,500
1,563,000 General Motors Co 6.125 10/01/25 1,565,782
800,000 General Motors Financial Co, Inc 6.050 10/10/25 802,599
3,500,000 General Motors Financial Co, Inc 4.900 10/06/29 3,493,989
2,825,000 General Motors Financial Co, Inc 5.850 04/06/30 2,920,402
900,000 General Motors Financial Co, Inc 5.750 02/08/31 924,770
3,200,000 General Motors Financial Co, Inc 2.700 06/10/31 2,801,394
3,750,000 General Motors Financial Co, Inc 5.600 06/18/31 3,824,781
2,000,000 (h) General Motors Financial Co, Inc 5.750 N/A 1,973,894
5,000,000 Goodyear Tire & Rubber Co 5.250 04/30/31 4,801,894
1,000,000 (g) Nemak SAB de C.V. 3.625 06/28/31 828,480
1,360,000 (g) Phinia, Inc 6.625 10/15/32 1,381,194
750,000 (g) ZF North America Capital, Inc 6.875 04/14/28 752,268
3,665,000 ZF North America Capital, Inc 6.750 04/23/30 3,519,550
TOTAL AUTOMOBILES & COMPONENTS 37,982,483
BANKS - 7.4%
1,500,000 (g) Akbank T.A.S. 6.800 06/22/31 1,492,500
1,500,000 (g) Akbank TAS 7.498 01/20/30 1,527,204
4,000,000 (h),(i) Banco Bilbao Vizcaya Argentaria S.A. 9.375 N/A 4,414,376
1,500,000 (g) Banco Bradesco S.A. 6.500 01/22/30 1,570,350
1,270,000 (g),(i) Banco Davivienda S.A. 8.125 07/02/35 1,274,191
700,000 (g),(h),(i) Banco de Credito e Inversiones S.A. 8.750 N/A 738,521
1,800,000 (g),(h),(i) Banco del Estado de Chile 7.950 N/A 1,869,750
2,000,000 (g) Banco do Brasil S.A. 6.000 03/18/31 2,025,094
3,000,000 (g) Banco Internacional del Peru SAA Interbank 4.000 07/08/30 2,975,960
925,000 (g),(h),(i) Banco Mercantil del Norte S.A. 7.500 N/A 915,669
2,000,000 (g),(h),(i) Banco Mercantil del Norte S.A. 8.375 N/A 2,025,760
2,025,000 (g) Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand 5.621 12/10/29 2,062,462
2,400,000 (h),(i) Banco Santander S.A. 9.625 N/A 2,798,933
2,000,000 (i) Bancolombia S.A. 8.625 12/24/34 2,102,830
2,600,000 (g) Bangkok Bank PCL 3.466 09/23/36 2,312,699
4,000,000 (g),(i) Bank Hapoalim BM 3.255 01/21/32 3,823,400
3,000,000 (g),(i) Bank Leumi Le-Israel BM 3.275 01/29/31 2,943,000
22,795,000 Bank of America Corp 2.592 04/29/31 20,839,203
9,000,000 Bank of America Corp 5.288 04/25/34 9,180,304
3,000,000 Bank of America Corp 5.511 01/24/36 3,084,644
8,975,000 Bank of America Corp 5.744 02/12/36 9,119,839
5,700,000 Bank of America Corp 2.676 06/19/41 4,065,559
2,850,000 (h),(j) Bank of America Corp 4.375 N/A 2,796,498
5,000,000 (h) Bank of America Corp 6.625 N/A 5,178,265
4,075,000 (h) Bank of New York Mellon Corp 6.300 N/A 4,186,300
3,025,000 Barclays plc 5.367 02/25/31 3,089,997
2,225,000 Barclays plc 3.330 11/24/42 1,651,716
4,525,000 (h),(i) Barclays plc 9.625 N/A 5,025,954

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 7.4% (continued)
$ 1,850,000 (g),(i) BBVA Bancomer S.A. 5.125% 01/18/33 $ 1,777,851
1,000,000 (g),(i) BBVA Bancomer S.A. 8.450 06/29/38 1,057,683
1,100,000 (g),(i) BBVA Bancomer S.A. Institucion de Banca Multiple Grupo Financiero BBVA Mexico 7.625 02/11/35 1,129,480
100,000 (g) BNP Paribas S.A. 4.375 05/12/26 99,772
1,800,000 (g) BNP Paribas S.A. 2.159 09/15/29 1,668,613
8,000,000 (g),(h),(i) BNP Paribas S.A. 7.450 N/A 8,048,000
3,300,000 CitiBank NA 4.914 05/29/30 3,363,357
5,895,000 Citigroup, Inc 3.200 10/21/26 5,810,777
2,805,000 Citigroup, Inc 4.300 11/20/26 2,800,953
400,000 Citigroup, Inc 4.450 09/29/27 400,384
275,000 Citigroup, Inc 4.125 07/25/28 273,049
6,025,000 Citigroup, Inc 4.542 09/19/30 5,997,690
2,135,000 Citigroup, Inc 2.572 06/03/31 1,936,256
3,075,000 Citigroup, Inc 6.020 01/24/36 3,157,771
1,750,000 (h),(j) Citigroup, Inc 7.375 N/A 1,841,013
2,600,000 (h) Citigroup, Inc 7.625 N/A 2,736,219
2,500,000 (h) Citigroup, Inc 4.000 N/A 2,482,382
3,575,000 (g) Credit Agricole S.A. 5.222 05/27/31 3,641,665
4,600,000 (g),(h),(i),(j) Credit Agricole S.A. 6.700 N/A 4,500,742
5,000,000 (g),(h),(i) Credit Agricole S.A. 8.125 N/A 5,062,500
2,450,000 Deutsche Bank AG. 5.371 09/09/27 2,513,038
2,275,000 Deutsche Bank AG. 2.311 11/16/27 2,207,370
1,500,000 Deutsche Bank AG. 6.819 11/20/29 1,599,932
2,025,000 Deutsche Bank AG. 4.999 09/11/30 2,040,334
3,400,000 (h),(i) Deutsche Bank AG. 8.130 N/A 3,508,521
1,550,000 (g) Ecobank Transnational, Inc 10.125 10/15/29 1,582,937
2,500,000 (g) Grupo Aval Ltd 4.375 02/04/30 2,292,364
635,000 (g),(h) Hana Bank 3.500 N/A 617,635
3,750,000 HSBC Holdings plc 7.390 11/03/28 3,982,461
2,200,000 HSBC Holdings plc 3.973 05/22/30 2,142,480
2,000,000 HSBC Holdings plc 5.130 03/03/31 2,026,704
4,800,000 (h),(i) HSBC Holdings plc 8.000 N/A 5,022,149
2,700,000 (h),(i),(j) HSBC Holdings plc 6.950 N/A 2,714,299
4,000,000 (h) Huntington Bancshares, Inc 5.625 N/A 4,063,585
UGX 6,000,000,000 (g) ICBC Standard Bank plc 14.250 06/26/34 1,326,537
3,000,000 (g) Intercorp Financial Services, Inc 4.125 10/19/27 2,915,799
1,825,000 (g) Itau Unibanco Holding S.A. 6.000 02/27/30 1,872,039
660,000 JPMorgan Chase & Co 3.900 07/15/25 659,751
350,000 JPMorgan Chase & Co 3.200 06/15/26 346,645
6,325,000 JPMorgan Chase & Co 4.323 04/26/28 6,318,913
7,805,000 JPMorgan Chase & Co 3.702 05/06/30 7,596,510
4,400,000 JPMorgan Chase & Co 5.140 01/24/31 4,512,107
725,000 JPMorgan Chase & Co 1.953 02/04/32 628,727
4,250,000 JPMorgan Chase & Co 5.350 06/01/34 4,372,492
1,075,000 JPMorgan Chase & Co 6.254 10/23/34 1,168,354
6,750,000 JPMorgan Chase & Co 5.766 04/22/35 7,091,475
3,900,000 JPMorgan Chase & Co 4.946 10/22/35 3,859,147
5,300,000 JPMorgan Chase & Co 5.572 04/22/36 5,492,620
2,750,000 JPMorgan Chase & Co 2.525 11/19/41 1,927,538
12,350,000 JPMorgan Chase & Co 3.157 04/22/42 9,312,360
1,250,000 JPMorgan Chase & Co 4.260 02/22/48 1,053,178
2,250,000 (h) JPMorgan Chase & Co 3.650 N/A 2,213,473
5,625,000 (h) JPMorgan Chase & Co 6.875 N/A 5,937,300
1,000,000 Lloyds Banking Group plc 6.068 06/13/36 1,028,099
4,175,000 (h) M&T Bank Corp 3.500 N/A 4,031,906
3,000,000 (g),(i) Mizrahi Tefahot Bank Ltd 3.077 04/07/31 2,924,700
3,000,000 (h),(i) NatWest Group plc 8.125 N/A 3,235,962
1,975,000 (g) NBK SPC Ltd 1.625 09/15/27 1,902,043
3,000,000 (g),(h) NBK Tier  Financing Ltd 3.625 N/A 2,892,967
2,275,000 PNC Financial Services Group, Inc 5.575 01/29/36 2,344,774
5,225,000 (h) PNC Financial Services Group, Inc 3.400 N/A 5,046,017
3,275,000 (h),(j) PNC Financial Services Group, Inc 6.200 N/A 3,336,860

Core Plus Bond

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 7.4% (continued)
$ 5,000,000 Royal Bank of Canada 6.750% 08/24/85 $ 5,003,700
5,000,000 (h) Truist Financial Corp 4.950 N/A 4,990,355
3,055,000 (h) Truist Financial Corp 6.669 N/A 3,059,274
3,000,000 (g) United Overseas Bank Ltd 2.000 10/14/31 2,903,190
2,000,000 US Bancorp 4.839 02/01/34 1,974,839
1,050,000 Wells Fargo & Co 3.550 09/29/25 1,047,046
5,825,000 Wells Fargo & Co 2.393 06/02/28 5,611,889
2,600,000 Wells Fargo & Co 6.303 10/23/29 2,747,908
4,000,000 Wells Fargo & Co 5.211 12/03/35 4,015,387
3,975,000 Wells Fargo & Co 5.605 04/23/36 4,103,072
4,125,000 (h),(j) Wells Fargo & Co 7.625 N/A 4,430,444
7,000,000 (h) Wells Fargo & Co 3.900 N/A 6,928,255
2,000,000 (g) Yapi ve Kredi Bankasi AS. 7.250 03/03/30 2,000,000
TOTAL BANKS 343,354,596
CAPITAL GOODS - 1.7%
5,300,000 Air Lease Corp 3.125 12/01/30 4,897,638
1,690,000 (g) Airbus SE 3.150 04/10/27 1,663,861
975,000 (g) Albion Financing  SARL 7.000 05/21/30 995,014
600,000 (g) BAE Systems plc 1.900 02/15/31 521,357
10,500,000 Boeing Co 2.196 02/04/26 10,336,119
1,050,000 Boeing Co 3.250 02/01/28 1,018,431
1,375,000 Boeing Co 5.705 05/01/40 1,358,416
13,650,000 Boeing Co 5.805 05/01/50 13,090,361
1,160,000 (g) Chart Industries, Inc 7.500 01/01/30 1,214,434
400,000 (g) Esab Corp 6.250 04/15/29 409,544
455,000 (g) Goat Holdco LLC 6.750 02/01/32 462,526
665,000 (g) Herc Holdings, Inc 6.625 06/15/29 682,289
425,000 (g) Herc Holdings, Inc 7.000 06/15/30 443,852
7,200,000 Honeywell International, Inc 5.000 03/01/35 7,246,355
2,000,000 (g) IHS Holding Ltd 7.875 05/29/30 2,004,459
1,000,000 (g),(j) IHS Holding Ltd 8.250 11/29/31 1,008,733
390,000 (g) JH North America Holdings, Inc 0.000 01/31/31 393,406
4,900,000 L3Harris Technologies, Inc 5.400 07/31/33 5,033,179
595,000 (g) Masterbrand, Inc 7.000 07/15/32 607,645
280,000 (g) MITER BRAND 6.750 04/01/32 287,184
1,000,000 (g) Quikrete Holdings, Inc 6.375 03/01/32 1,028,320
4,450,000 Raytheon Technologies Corp 4.125 11/16/28 4,432,048
1,080,000 Raytheon Technologies Corp 2.250 07/01/30 975,907
3,250,000 Raytheon Technologies Corp 6.000 03/15/31 3,491,898
3,900,000 (g),(j) Sisecam UK plc 8.625 05/02/32 3,941,402
3,000,000 (g) Sociedad Quimica y Minera de Chile S.A. 3.500 09/10/51 1,921,294
2,200,000 (g) Standard Industries, Inc 5.000 02/15/27 2,195,025
1,575,000 (g) TransDigm, Inc 6.875 12/15/30 1,634,201
1,470,000 (g) TransDigm, Inc 6.000 01/15/33 1,477,988
725,000 (g) WESCO Distribution, Inc 7.250 06/15/28 734,002
480,000 (g) WESCO Distribution, Inc 6.375 03/15/33 496,119
1,595,000 (g) Windsor Holdings III LLC 8.500 06/15/30 1,709,246
TOTAL CAPITAL GOODS 77,712,253
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
2,125,000 (g) ADT Corp 4.875 07/15/32 2,038,476
800,000 (g) ASGN, Inc 4.625 05/15/28 780,220
225,000 (g) CACI International, Inc 6.375 06/15/33 232,188
1,000,000 (g) Garda World Security Corp 4.625 02/15/27 993,801
1,035,000 (g) GTCR W-2 MERGER SUB LLC 7.500 01/15/31 1,098,668
1,732,000 (g) Prime Security Services Borrower LLC 5.750 04/15/26 1,740,982
1,200,000 (g) Prime Security Services Borrower LLC 3.375 08/31/27 1,162,199
2,725,000 (g) Prime Security Services Borrower LLC 6.250 01/15/28 2,729,267
1,330,000 Verisk Analytics, Inc 4.125 03/15/29 1,321,058
1,675,000 Verisk Analytics, Inc 5.250 03/15/35 1,684,486
75,000 Verisk Analytics, Inc 3.625 05/15/50 53,563

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.3% (continued)
$ 2,575,000 Waste Management, Inc 4.950% 03/15/35 $ 2,585,921
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 16,420,829
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.5%
2,670,000 (g) Asbury Automotive Group, Inc 4.625 11/15/29 2,577,852
755,000 (g) Asbury Automotive Group, Inc 5.000 02/15/32 718,359
1,575,000 AutoNation, Inc 5.890 03/15/35 1,597,378
925,000 (g) Bath & Body Works, Inc 6.625 10/01/30 953,350
635,000 (j) Kohl's Corp 4.625 05/01/31 455,846
800,000 (g) LCM Investments Holdings II LLC 4.875 05/01/29 777,961
790,000 (g) LCM Investments Holdings II LLC 8.250 08/01/31 839,915
2,175,000 (g) Lithia Motors, Inc 4.625 12/15/27 2,158,027
2,500,000 (g) Macy's Retail Holdings LLC 6.125 03/15/32 2,383,435
1,900,000 (g) Magic Mergeco, Inc 5.250 05/01/28 1,519,053
790,000 O'Reilly Automotive, Inc 3.550 03/15/26 785,098
1,400,000 O'Reilly Automotive, Inc 3.600 09/01/27 1,381,203
1,225,000 O'Reilly Automotive, Inc 4.200 04/01/30 1,212,572
2,200,000 O'Reilly Automotive, Inc 1.750 03/15/31 1,893,206
1,500,000 (g) Queen MergerCo, Inc 6.750 04/30/32 1,545,303
335,000 Veritiv Operating Co 10.500 11/30/30 362,636
1,250,000 Walmart, Inc 4.350 04/28/30 1,264,313
460,000 (g) Wand NewCo 3, Inc 7.625 01/30/32 483,427
335,000 (g) Wayfair LLC 7.250 10/31/29 335,150
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 23,244,084
CONSUMER DURABLES & APPAREL - 0.0%
1,000,000 (g),(j) CD&R Smokey Buyer, Inc 9.500 10/15/29 814,892
1,175,000 Newell Brands, Inc 6.375 09/15/27 1,190,777
TOTAL CONSUMER DURABLES & APPAREL 2,005,669
CONSUMER SERVICES - 0.6%
1,035,000 (g) 1011778 BC ULC 6.125 06/15/29 1,061,469
1,455,000 (g),(j) Caesars Entertainment, Inc 6.000 10/15/32 1,426,936
2,000,000 (g) CDI Escrow Issuer, Inc 5.750 04/01/30 2,006,518
3,285,000 (g) Churchill Downs, Inc 6.750 05/01/31 3,376,395
1,960,000 (g) Flutter Treasury Designated Activity Co 6.375 04/29/29 2,018,884
150,000 (g) Hilton Domestic Operating Co, Inc 5.750 05/01/28 150,339
2,990,000 (g) Hilton Domestic Operating Co, Inc 5.875 04/01/29 3,053,911
2,200,000 (g) Hilton Domestic Operating Co, Inc 3.625 02/15/32 1,992,887
400,000 (g) International Game Technology plc 4.125 04/15/26 399,751
350,000 (g) Light & Wonder International, Inc 7.500 09/01/31 366,244
425,000 (g),(j) Marriott Ownership Resorts, Inc 4.500 06/15/29 408,173
200,000 (g) MGM China Holdings Ltd 7.125 06/26/31 207,884
1,475,000 MGM Resorts International 6.125 09/15/29 1,500,290
1,420,000 (g) Motion Finco Sarl 8.375 02/15/32 1,300,861
158,000 (g) NCL Corp Ltd 5.875 03/15/26 158,197
1,665,000 Sands China Ltd 2.300 03/08/27 1,597,436
1,200,000 Service Corp International 5.750 10/15/32 1,212,238
1,980,000 (g),(j) Six Flags Entertainment Corp 6.625 05/01/32 2,042,241
450,000 (g) Wynn Macau Ltd 5.625 08/26/28 442,390
1,100,000 (g) Wynn Resorts Finance LLC 6.250 03/15/33 1,107,053
TOTAL CONSUMER SERVICES 25,830,097
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
3,505,000 (g) Albertsons Cos, Inc 6.500 02/15/28 3,588,519
500,000 (g) Albertsons Cos, Inc 6.250 03/15/33 515,413
1,525,000 Kroger Co 5.000 09/15/34 1,514,093
2,200,000 Kroger Co 5.500 09/15/54 2,088,355
1,380,000 (g) Performance Food Group, Inc 6.125 09/15/32 1,411,649
975,000 SYSCO Corp 5.400 03/23/35 991,717
2,250,000 SYSCO Corp 3.150 12/14/51 1,437,361
785,000 (g) US Foods, Inc 6.875 09/15/28 811,669
2,375,000 Walmart, Inc 2.500 09/22/41 1,677,238

Core Plus Bond

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3% (continued)
$ 1,150,000 Walmart, Inc 4.500% 04/15/53 $ 1,007,240
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 15,043,254
ENERGY - 3.6%
2,000,000 (g) Antero Midstream Partners LP 6.625 02/01/32 2,065,700
1,419,000 (g) Archrock Partners LP 6.875 04/01/27 1,420,449
375,000 (g) Archrock Partners LP 6.250 04/01/28 376,241
1,580,000 (g) Archrock Partners LP 6.625 09/01/32 1,609,763
4,100,000 BP Capital Markets America, Inc 5.227 11/17/34 4,171,552
400,000 (g) Buckeye Partners LP 6.750 02/01/30 415,215
3,750,000 Cheniere Energy Partners LP 4.000 03/01/31 3,568,432
2,750,000 Cheniere Energy Partners LP 3.250 01/31/32 2,465,200
3,075,000 Cheniere Energy Partners LP 5.750 08/15/34 3,157,934
2,000,000 (g) Chord Energy Corp 6.750 03/15/33 2,043,246
1,440,000 (g) Civitas Resources, Inc 8.375 07/01/28 1,474,432
1,750,000 (g) Civitas Resources, Inc 8.750 07/01/31 1,769,441
76,198 Cloud Peak Energy, Inc, , (cash 12.000%, PIK 10.000%) 12.000 12/31/99 76,198
1,475,000 (g) CNX Resources Corp 7.250 03/01/32 1,527,233
1,500,000 (g) Cosan Ltd 5.500 09/20/29 1,457,698
1,790,000 (g) DT Midstream, Inc 4.125 06/15/29 1,728,828
1,490,000 (g) DT Midstream, Inc 4.375 06/15/31 1,426,801
2,300,000 Ecopetrol S.A. 6.875 04/29/30 2,279,120
2,275,000 Ecopetrol S.A. 4.625 11/02/31 1,921,403
300,000 Ecopetrol S.A. 8.875 01/13/33 309,482
3,450,000 Enbridge, Inc 5.700 03/08/33 3,576,903
2,340,000 Enbridge, Inc 8.500 01/15/84 2,605,281
500,000 (g) Energean Israel Finance Ltd 4.875 03/30/26 493,475
897,000 (g) Energean Israel Finance Ltd 5.375 03/30/28 853,271
1,450,000 (g) Energean Israel Finance Ltd 8.500 09/30/33 1,485,668
950,000 Energy Transfer LP 4.750 01/15/26 949,990
1,100,000 Energy Transfer LP 5.550 05/15/34 1,113,609
600,000 Energy Transfer LP 5.400 10/01/47 534,313
2,100,000 Energy Transfer LP 6.250 04/15/49 2,071,387
2,700,000 Energy Transfer LP 5.000 05/15/50 2,256,309
4,300,000 Energy Transfer LP 5.950 05/15/54 4,090,579
3,900,000 (h) Energy Transfer LP 7.125 N/A 3,972,790
575,000 Energy Transfer Operating LP 5.500 06/01/27 585,277
1,025,000 Enterprise Products Operating LLC 4.250 02/15/48 830,513
2,105,000 Enterprise Products Operating LLC 4.200 01/31/50 1,668,296
825,000 Enterprise Products Operating LLC 3.200 02/15/52 538,323
1,225,000 Enterprise Products Operating LLC 3.300 02/15/53 810,032
850,000 (g) EQT Corp 3.125 05/15/26 836,911
800,000 (g) EQT Corp 6.500 07/01/27 818,026
1,849,000 (g) EQT Corp 4.500 01/15/29 1,826,524
695,000 (g) EQT Corp 6.375 04/01/29 716,889
3,650,000 Expand Energy Corp 5.700 01/15/35 3,702,045
2,211,450 (g) Galaxy Pipeline Assets Bidco Ltd 2.160 03/31/34 1,960,650
2,750,000 (g) Galaxy Pipeline Assets Bidco Ltd 2.625 03/31/36 2,336,375
490,000 Genesis Energy LP 8.250 01/15/29 512,388
500,000 Genesis Energy LP 7.875 05/15/32 519,873
700,000 (g) Gran Tierra Energy, Inc 9.500 10/15/29 532,745
450,000 (g) Hilcorp Energy I LP 5.750 02/01/29 444,144
1,000,000 (g) Hilcorp Energy I LP 6.000 04/15/30 972,144
450,000 (g) Hilcorp Energy I LP 6.000 02/01/31 433,971
3,000,000 (g) Hilcorp Energy I LP 8.375 11/01/33 3,112,761
2,000,000 (g) Hunt Oil Co of Peru LLC Sucursal Del Peru 7.750 11/05/38 2,104,280
1,800,000 (g) Indika Energy Tbk PT 8.750 05/07/29 1,732,679
1,500,000 (g) KazMunayGas National Co JSC 5.375 04/24/30 1,510,380
2,000,000 (g),(j) KazMunayGas National Co JSC 3.500 04/14/33 1,733,355
2,000,000 (g) Kinetik Holdings LP 6.625 12/15/28 2,045,580
1,070,000 (g) Kodiak Gas Services LLC 7.250 02/15/29 1,106,820
1,050,000 (g) Kosmos Energy Ltd 7.750 05/01/27 933,187
1,075,000 (g),(j) Kosmos Energy Ltd 8.750 10/01/31 796,550

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 3.6% (continued)
$ 2,200,000 Marathon Petroleum Corp 3.800% 04/01/28 $ 2,168,980
4,150,000 Marathon Petroleum Corp 4.750 09/15/44 3,451,736
1,650,000 Marathon Petroleum Corp 5.000 09/15/54 1,354,561
400,000 (g) Matador Resources Co 6.250 04/15/33 397,043
1,500,000 (g) Medco Maple Tree Pte Ltd 8.960 04/27/29 1,561,351
485,000 (g) Midwest Connector Capital Co LLC 4.625 04/01/29 480,888
2,625,000 MPLX LP 1.750 03/01/26 2,574,294
2,275,000 MPLX LP 2.650 08/15/30 2,058,977
2,375,000 Occidental Petroleum Corp 3.500 08/15/29 2,207,699
1,650,000 ONEOK, Inc 4.500 03/15/50 1,273,550
900,000 ONEOK, Inc 5.700 11/01/54 830,739
2,000,000 (g) Parkland Corp 4.500 10/01/29 1,922,570
1,260,000 (g) Parkland Corp 4.625 05/01/30 1,206,527
1,210,000 (g) Permian Resources Operating LLC 7.000 01/15/32 1,254,385
2,760,000 (g) Pertamina Hulu Energi PT 5.250 05/21/30 2,789,132
2,500,000 (g) Pertamina Persero PT 1.400 02/09/26 2,450,006
2,000,000 (g) Pertamina Persero PT 2.300 02/09/31 1,737,205
1,700,000 (j) Petrobras Global Finance BV 6.000 01/13/35 1,665,124
2,700,000 Petroleos Mexicanos 5.950 01/28/31 2,440,882
3,300,000 Petroleos Mexicanos 6.700 02/16/32 3,065,957
3,600,000 (g) Petronas Capital Ltd 5.340 04/03/35 3,686,880
715,000 Phillips 66 Co 4.680 02/15/45 598,063
1,500,000 (g) Raizen Fuels Finance S.A. 5.700 01/17/35 1,404,375
2,675,000 (g) Saudi Arabian Oil Co 2.250 11/24/30 2,372,770
880,000 (g) SM Energy Co 6.750 08/01/29 876,765
1,400,000 Sunoco Logistics Partners Operations LP 4.000 10/01/27 1,389,433
2,235,000 (g) Sunoco LP 7.000 05/01/29 2,327,491
1,150,000 Sunoco LP 4.500 05/15/29 1,116,409
525,000 Targa Resources Partners LP 6.500 07/15/27 525,344
3,300,000 TotalEnergies Capital International S.A. 3.127 05/29/50 2,177,025
900,000 TotalEnergies Capital S.A. 5.488 04/05/54 866,083
1,200,000 TotalEnergies Capital S.A. 5.425 09/10/64 1,122,656
2,000,000 TransCanada Trust 5.500 09/15/79 1,980,275
888,000 (g) Transocean, Inc 8.750 02/15/30 913,169
1,075,000 USA Compression Partners LP 6.875 09/01/27 1,077,162
1,415,000 (g) USA Compression Partners LP 7.125 03/15/29 1,450,279
2,000,000 (g) Venture Global Calcasieu Pass LLC 4.125 08/15/31 1,851,184
2,205,000 (g) Venture Global LNG, Inc 8.125 06/01/28 2,278,965
3,000,000 (g) Venture Global LNG, Inc 9.875 02/01/32 3,239,889
635,000 (g) Venture Global Plaquemines LNG LLC 6.500 01/15/34 635,000
1,800,000 Williams Cos, Inc 2.600 03/15/31 1,612,656
3,075,000 Williams Cos, Inc 5.650 03/15/33 3,195,514
TOTAL ENERGY 167,977,654
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.0%
2,050,000 Agree LP 2.000 06/15/28 1,921,555
1,000,000 American Homes 4 Rent LP 5.250 03/15/35 992,596
475,000 American Tower Corp 3.375 10/15/26 468,928
1,200,000 American Tower Corp 3.600 01/15/28 1,178,142
1,480,000 American Tower Corp 3.800 08/15/29 1,438,953
4,100,000 American Tower Corp 2.900 01/15/30 3,820,470
825,000 American Tower Corp 2.100 06/15/30 732,676
1,390,000 American Tower Corp 1.875 10/15/30 1,208,236
2,400,000 American Tower Corp 5.400 01/31/35 2,450,023
2,375,000 Essential Properties LP 2.950 07/15/31 2,112,110
1,890,000 Essex Portfolio LP 3.000 01/15/30 1,767,332
2,475,000 Essex Portfolio LP 5.375 04/01/35 2,511,626
1,850,000 GLP Capital LP 4.000 01/15/30 1,777,834
1,225,000 Healthcare Realty Holdings LP 3.500 08/01/26 1,209,650
1,500,000 Healthcare Realty Holdings LP 3.625 01/15/28 1,463,449
3,055,000 Healthcare Realty Holdings LP 3.100 02/15/30 2,833,366
525,000 Healthcare Realty Holdings LP 2.400 03/15/30 467,966
550,000 Healthcare Realty Holdings LP 2.050 03/15/31 459,769

Core Plus Bond

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.0% (continued)
$ 375,000 Highwoods Realty LP 3.875% 03/01/27 $ 368,099
725,000 Highwoods Realty LP 4.125 03/15/28 709,622
700,000 Highwoods Realty LP 4.200 04/15/29 680,741
3,369,000 Highwoods Realty LP 2.600 02/01/31 2,910,605
3,845,000 (g) Iron Mountain, Inc 7.000 02/15/29 3,980,348
1,675,000 Kite Realty Group LP 4.950 12/15/31 1,680,848
3,375,000 MPT Operating Partnership LP 3.500 03/15/31 2,385,984
345,000 (g) MPT Operating Partnership LP 8.500 02/15/32 361,062
875,000 Regency Centers LP 3.900 11/01/25 871,902
425,000 Regency Centers LP 3.600 02/01/27 421,054
1,025,000 Regency Centers LP 2.950 09/15/29 969,850
589,000 (g) Uniti Group LP 10.500 02/15/28 624,365
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 44,779,161
FINANCIAL SERVICES - 3.5%
2,150,000 AerCap Ireland Capital DAC 1.750 01/30/26 2,112,411
8,375,000 AerCap Ireland Capital DAC 3.000 10/29/28 7,978,652
750,000 AerCap Ireland Capital DAC 3.850 10/29/41 599,698
4,086,000 (h) Bank of New York Mellon Corp 4.700 N/A 4,074,718
4,690,000 Block, Inc 6.500 05/15/32 4,838,781
75,000 Capital One Financial Corp 3.750 03/09/27 74,367
3,940,000 (h),(j) Capital One Financial Corp 3.950 N/A 3,844,245
3,250,000 (g) Citadel Finance LLC 5.900 02/10/30 3,280,858
600,000 (g) Compass Group Diversified Holdings LLC 5.250 04/15/29 538,562
1,210,000 Corebridge Financial, Inc 6.050 09/15/33 1,273,689
1,575,000 Corebridge Financial, Inc 5.750 01/15/34 1,636,298
800,000 Discover Bank 4.250 03/13/26 798,358
1,625,000 Discover Bank 3.450 07/27/26 1,607,009
1,375,000 Discover Bank 2.700 02/06/30 1,266,875
1,705,000 (g) FirstCash, Inc 6.875 03/01/32 1,764,322
2,135,000 Fiserv, Inc 3.500 07/01/29 2,056,645
2,350,000 Fiserv, Inc 5.450 03/15/34 2,407,117
5,000,000 Fiserv, Inc 5.150 08/12/34 5,018,278
8,200,000 Goldman Sachs Group, Inc 4.482 08/23/28 8,210,893
3,000,000 Goldman Sachs Group, Inc 5.330 07/23/35 3,026,083
1,050,000 Goldman Sachs Group, Inc 4.411 04/23/39 946,576
1,625,000 Goldman Sachs Group, Inc 3.210 04/22/42 1,215,337
1,450,000 Goldman Sachs Group, Inc 3.436 02/24/43 1,105,514
4,200,000 (h) Goldman Sachs Group, Inc 6.850 N/A 4,334,351
3,000,000 (h) Goldman Sachs Group, Inc 7.379 N/A 3,011,019
4,925,000 (h) Goldman Sachs Group, Inc 7.500 N/A 5,229,779
800,000 (g) HAT Holdings I LLC 8.000 06/15/27 833,463
35,714 (a),(g) Hestia Re Ltd, (1-Month U.S. Treasury Bill + 10.080%) 14.374 04/22/29 14,286
925,000 Icahn Enterprises LP 5.250 05/15/27 896,261
3,850,000 Icahn Enterprises LP 4.375 02/01/29 3,236,225
3,000,000 (g) Indian Railway Finance Corp Ltd 2.800 02/10/31 2,700,466
2,500,000 (g) Jane Street Group 6.125 11/01/32 2,523,865
715,000 (g) Jane Street Group 6.750 05/01/33 735,167
4,000,000 (h),(i) Lloyds Banking Group plc 6.750 N/A 3,913,920
1,105,160 (g) Minejesa Capital BV 4.625 08/10/30 1,089,764
1,000,000 (g) Minejesa Capital BV 5.625 08/10/37 962,695
6,625,000 Morgan Stanley 3.125 07/27/26 6,542,171
1,480,000 Morgan Stanley 3.950 04/23/27 1,470,703
2,800,000 Morgan Stanley 5.192 04/17/31 2,870,363
4,000,000 Morgan Stanley 5.250 04/21/34 4,068,993
3,200,000 Morgan Stanley 5.424 07/21/34 3,278,088
2,000,000 Morgan Stanley 5.831 04/19/35 2,095,318
3,125,000 Morgan Stanley 5.320 07/19/35 3,163,149
5,275,000 Morgan Stanley 5.587 01/18/36 5,414,866
5,275,000 Morgan Stanley 5.664 04/17/36 5,466,206
2,225,000 (g) Muthoot Finance Ltd 6.375 04/23/29 2,220,471
2,000,000 (j) Navient Corp 5.500 03/15/29 1,958,752
1,345,000 OneMain Finance Corp 3.500 01/15/27 1,316,767

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 3.5% (continued)
$ 2,000,000 OneMain Finance Corp 7.125% 11/15/31 $ 2,080,950
350,000 (g) PennyMac Financial Services, Inc 7.875 12/15/29 371,659
400,000 (g) PennyMac Financial Services, Inc 6.875 05/15/32 408,988
2,375,000 (g) Power Finance Corp Ltd 3.950 04/23/30 2,276,039
1,065,000 (g) Rocket Cos, Inc 6.125 08/01/30 1,085,267
1,125,000 (g) Rocket Cos, Inc 6.375 08/01/33 1,151,101
2,000,000 (g) Rocket Mortgage LLC 4.000 10/15/33 1,789,336
1,350,000 Springleaf Finance Corp 5.375 11/15/29 1,327,922
815,000 (g) Starwood Property Trust, Inc 6.500 07/01/30 841,781
3,750,000 (h) State Street Corp 6.700 N/A 3,916,095
1,000,000 (g) SURA Asset Management S.A. 6.350 05/13/32 1,051,100
5,900,000 (g) UBS Group AG. 1.305 02/02/27 5,788,702
2,050,000 (g) UBS Group AG. 6.442 08/11/28 2,130,096
2,100,000 (g) UBS Group AG. 3.179 02/11/43 1,539,675
2,100,000 (g),(h),(i) UBS Group AG. 9.250 N/A 2,428,463
800,000 (g) UWM Holdings LLC 6.625 02/01/30 800,827
2,000,000 (g),(j) VistaJet Malta Finance plc 6.375 02/01/30 1,874,960
665,000 (g) Walker & Dunlop, Inc 6.625 04/01/33 682,445
800,000 (g) WEX, Inc 6.500 03/15/33 807,122
TOTAL FINANCIAL SERVICES 161,374,922
FOOD, BEVERAGE & TOBACCO - 0.7%
7,050,000 Anheuser-Busch Cos LLC 4.700 02/01/36 6,879,037
4,240,000 Anheuser-Busch Cos LLC 4.900 02/01/46 3,886,555
2,700,000 (g) Cia Cervecerias Unidas S.A. 3.350 01/19/32 2,395,349
1,350,000 (g) Gruma SAB de C.V. 5.390 12/09/34 1,355,532
2,500,000 (g) MARB BondCo plc 3.950 01/29/31 2,215,374
2,450,000 (g) Mars, Inc 5.200 03/01/35 2,479,349
2,200,000 (g) Mars, Inc 5.650 05/01/45 2,205,320
1,750,000 (g) Mars, Inc 5.700 05/01/55 1,745,728
4,000,000 Philip Morris International, Inc 5.250 02/13/34 4,079,754
680,000 (g) Post Holdings, Inc 6.250 02/15/32 698,825
2,000,000 (g) Post Holdings, Inc 6.375 03/01/33 2,018,234
1,500,000 (g) Primo Water Holdings, Inc 4.375 04/30/29 1,454,295
1,800,000 (g) Ulker Biskuvi Sanayi AS. 7.875 07/08/31 1,840,079
1,305,000 (g) Viking Baked Goods Acquisition Corp 8.625 11/01/31 1,278,598
TOTAL FOOD, BEVERAGE & TOBACCO 34,532,029
HEALTH CARE EQUIPMENT & SERVICES - 1.7%
150,000 Aetna, Inc 6.625 06/15/36 160,979
1,600,000 Cardinal Health, Inc 5.750 11/15/54 1,577,041
1,640,000 Centene Corp 2.450 07/15/28 1,522,962
6,410,000 Centene Corp 3.000 10/15/30 5,727,470
1,250,000 (g) CHS 5.250 05/15/30 1,108,434
430,000 (g) Concentra Escrow Issuer Corp 6.875 07/15/32 445,206
5,175,000 CVS Health Corp 4.780 03/25/38 4,749,245
7,375,000 CVS Health Corp 5.050 03/25/48 6,367,928
2,000,000 (g) DaVita, Inc 4.625 06/01/30 1,916,243
2,000,000 (g) DaVita, Inc 6.875 09/01/32 2,072,360
1,845,000 (g) DaVita, Inc 6.750 07/15/33 1,905,141
4,200,000 Elevance Health, Inc 2.250 05/15/30 3,791,506
1,575,000 Elevance Health, Inc 5.125 02/15/53 1,406,211
4,630,000 Encompass Health Corp 4.500 02/01/28 4,588,319
9,000,000 HCA, Inc 3.500 09/01/30 8,510,697
2,075,000 HCA, Inc 3.625 03/15/32 1,913,950
9,600,000 HCA, Inc 5.750 03/01/35 9,872,383
3,500,000 (g) Hologic, Inc 3.250 02/15/29 3,335,331
1,975,000 (g) IQVIA, Inc 6.250 06/01/32 2,026,781
800,000 (g) Molina Healthcare, Inc 6.250 01/15/33 814,319
375,000 Tenet Healthcare Corp 4.625 06/15/28 370,298
3,400,000 Tenet Healthcare Corp 6.125 10/01/28 3,404,763
5,600,000 Tenet Healthcare Corp 4.375 01/15/30 5,420,801
3,625,000 UnitedHealth Group, Inc 2.300 05/15/31 3,194,714
950,000 (j) UnitedHealth Group, Inc 5.150 07/15/34 959,593

Core Plus Bond

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.7% (continued)
$ 1,085,000 UnitedHealth Group, Inc 3.750% 10/15/47 $ 807,695
TOTAL HEALTH CARE EQUIPMENT & SERVICES 77,970,370
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
1,170,000 (g) Coty, Inc 6.625 07/15/30 1,196,794
4,925,000 Haleon US Capital LLC 3.625 03/24/32 4,607,734
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 5,804,528
INSURANCE - 1.7%
2,550,000 (g) Acrisure LLC 4.250 02/15/29 2,447,293
700,000 (g) Acrisure LLC 6.750 07/01/32 709,921
53,000 Aflac, Inc 6.450 08/15/40 57,622
825,000 (g) Alliant Holdings Intermediate LLC 4.250 10/15/27 809,821
4,360,000 (g) Alliant Holdings Intermediate LLC 6.750 04/15/28 4,432,398
2,000,000 (g) Alliant Holdings Intermediate LLC 6.500 10/01/31 2,037,198
1,250,000 Aon Corp 2.800 05/15/30 1,158,166
1,450,000 Aon Corp 5.350 02/28/33 1,492,671
1,775,000 (g) Ardonagh Finco Ltd 7.750 02/15/31 1,855,707
3,895,000 Berkshire Hathaway Finance Corp 2.850 10/15/50 2,513,498
400,000 Berkshire Hathaway Finance Corp 3.850 03/15/52 309,523
525,000 Brown & Brown, Inc 5.550 06/23/35 535,362
1,690,000 (g) Five Corners Funding Trust II 2.850 05/15/30 1,568,805
7,425,000 Hartford Financial Services Group, Inc 2.800 08/19/29 6,984,360
250,000 Hartford Financial Services Group, Inc 4.300 04/15/43 210,715
850,000 Hartford Financial Services Group, Inc 2.900 09/15/51 531,540
2,755,000 (g) HUB International Ltd 7.250 06/15/30 2,879,071
1,521,000 (g) Liberty Mutual Group, Inc 4.569 02/01/29 1,521,985
1,750,000 (g) Liberty Mutual Group, Inc 3.951 10/15/50 1,279,471
625,000 MetLife, Inc 5.000 07/15/52 566,390
3,575,000 (g) Omnis Funding Trust 6.722 05/15/55 3,704,684
3,250,000 (g) Panther Escrow Issuer LLC 7.125 06/01/31 3,375,941
2,000,000 (g) Principal Financial Group, Inc 4.111 02/15/28 1,980,645
500,000 Principal Financial Group, Inc 2.125 06/15/30 445,059
2,200,000 Prudential Financial, Inc 5.200 03/14/35 2,223,756
500,000 Prudential Financial, Inc 3.905 12/07/47 390,625
4,000,000 Prudential Financial, Inc 5.125 03/01/52 3,868,494
2,350,000 Prudential Financial, Inc 6.500 03/15/54 2,414,035
3,825,000 Reinsurance Group of America, Inc 5.750 09/15/34 3,926,106
2,350,000 RenaissanceRe Holdings Ltd 5.800 04/01/35 2,414,450
125,000 (a),(g) Residential Reinsurance 2021 Ltd, (3-Month US Treasury Bill + 0.500%) 4.794 06/06/28 112,500
985,000 (g) Ryan Specialty LLC 5.875 08/01/32 992,748
900,000 (g) Swiss Re Finance Luxembourg S.A. 5.000 04/02/49 896,400
5,875,000 UnitedHealth Group, Inc 5.625 07/15/54 5,698,875
1,500,000 (a),(g) Vitality Re XIV Ltd, (3-Month US Treasury Bill + 3.500%) 7.812 01/05/27 1,535,550
1,850,000 (a),(g) Vitality Re XV Ltd, (3-Month US Treasury Bill + 2.500%) 0.000 01/07/28 1,881,265
8,500,000 (a),(g) Vitality Re XVI Ltd, (3-Month U.S. Treasury Bill + 1.750%) 6.049 01/08/29 8,501,700
TOTAL INSURANCE 78,264,350
MATERIALS - 1.6%
270,000 Amcor Flexibles North America, Inc 3.100 09/15/26 265,321
1,200,000 Amcor Flexibles North America, Inc 2.630 06/19/30 1,088,727
3,700,000 Amcor Flexibles North America, Inc 2.690 05/25/31 3,313,131
2,300,000 AngloGold Ashanti Holdings plc 3.375 11/01/28 2,195,633
1,500,000 AngloGold Ashanti Holdings plc 3.750 10/01/30 1,399,644
1,400,000 (g) Antofagasta plc 6.250 05/02/34 1,467,879
1,445,000 (g) Arsenal AIC Parent LLC 8.000 10/01/30 1,542,090
400,000 (g) Avient Corp 6.250 11/01/31 403,739
3,570,000 Ball Corp 6.875 03/15/28 3,653,245
2,425,000 Ball Corp 2.875 08/15/30 2,186,101
5,375,000 Berry Global, Inc 1.570 01/15/26 5,278,900
3,125,000 Berry Global, Inc 1.650 01/15/27 2,997,435
1,350,000 (g) Celulosa Arauco y Constitucion S.A. 6.180 05/05/32 1,375,110
2,600,000 (g),(h) Cemex SAB de C.V. 7.200 N/A 2,626,650
2,000,000 (g) Cia de Minas Buenaventura SAA 6.800 02/04/32 2,029,000
1,500,000 Commercial Metals Co 4.125 01/15/30 1,434,638

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 1.6% (continued)
$ 2,000,000 (g) Corp Nacional del Cobre de Chile 3.150% 01/14/30 $ 1,855,553
2,200,000 (g) Corp Nacional del Cobre de Chile 6.330 01/13/35 2,282,896
1,050,000 (g) Corp Nacional del Cobre de Chile 6.440 01/26/36 1,098,336
1,785,000 (g) Freeport Indonesia PT 5.315 04/14/32 1,789,534
2,500,000 (g) Klabin Austria GmbH 5.750 04/03/29 2,517,845
2,000,000 (g) Kraton Corp 5.000 07/15/27 2,024,340
725,000 (g),(j) LD Celulose International GmbH 7.950 01/26/32 763,062
1,500,000 (g) Limak Cimento Sanayi ve Ticaret AS. 9.750 07/25/29 1,500,720
2,000,000 (g) Mineral Resources Ltd 8.000 11/01/27 2,009,320
1,325,000 (g) Mineral Resources Ltd 9.250 10/01/28 1,356,016
2,500,000 Nutrien Ltd 2.950 05/13/30 2,327,211
1,000,000 (g) OCP S.A. 6.100 04/30/30 1,013,302
1,100,000 (g) OCP S.A. 3.750 06/23/31 985,475
1,075,000 (g) OCP S.A. 6.750 05/02/34 1,113,475
855,000 (g) Olin Corp 6.625 04/01/33 841,507
1,150,000 (g) Orbia Advance Corp SAB de C.V. 6.800 05/13/30 1,175,300
1,500,000 Sasol Financing USA LLC 4.375 09/18/26 1,476,249
670,000 (g) Sealed Air Corp 6.125 02/01/28 679,824
600,000 (g) Sealed Air Corp 7.250 02/15/31 631,487
1,280,000 (g),(j) Sealed Air Corp 6.500 07/15/32 1,326,417
1,500,000 Suzano Austria GmbH 3.125 01/15/32 1,321,902
3,911,000 (g),(j) Tronox, Inc 4.625 03/15/29 3,374,837
2,100,000 (g) UltraTech Cement Ltd 2.800 02/16/31 1,879,396
4,300,000 (g) Windfall Mining Group, Inc 5.854 05/13/32 4,392,002
TOTAL MATERIALS 72,993,249
MEDIA & ENTERTAINMENT - 1.3%
6,000,000 (g) CCO Holdings LLC 5.125 05/01/27 5,980,698
1,800,000 (g) CCO Holdings LLC 4.500 08/15/30 1,716,083
2,200,000 Charter Communications Operating LLC 4.400 04/01/33 2,071,459
4,550,000 Charter Communications Operating LLC 6.550 06/01/34 4,854,658
3,000,000 Charter Communications Operating LLC 3.500 03/01/42 2,139,146
3,500,000 Charter Communications Operating LLC 4.800 03/01/50 2,800,239
1,000,000 Comcast Corp 3.900 03/01/38 869,739
6,185,000 Comcast Corp 2.887 11/01/51 3,764,050
5,000,000 (g) CSC Holdings LLC 5.500 04/15/27 4,773,733
980,000 (g) CSC Holdings LLC 11.250 05/15/28 976,312
985,000 (g) DIRECTV Holdings LLC 5.875 08/15/27 981,785
2,000,000 (g),(j) Gray Television, Inc 10.500 07/15/29 2,148,550
1,275,000 Lamar Media Corp 3.750 02/15/28 1,235,885
3,000,000 Lamar Media Corp 4.875 01/15/29 2,965,554
1,000,000 (j) Lamar Media Corp 4.000 02/15/30 955,298
825,000 Lamar Media Corp 3.625 01/15/31 762,333
1,275,000 (g) LCPR Senior Secured Financing DAC 5.125 07/15/29 751,058
2,550,000 (g) Live Nation Entertainment, Inc 6.500 05/15/27 2,587,584
1,145,000 (g) McGraw-Hill Education, Inc 7.375 09/01/31 1,194,397
2,000,000 Paramount Global 4.200 05/19/32 1,825,398
3,500,000 Paramount Global 6.375 03/30/62 3,438,874
590,000 (g) Sirius XM Radio, Inc 3.125 09/01/26 578,869
2,725,000 (g) Sirius XM Radio, Inc 4.000 07/15/28 2,617,154
1,575,000 (g) Sirius XM Radio, Inc 4.125 07/01/30 1,452,212
500,000 (g),(j) Sirius XM Radio, Inc 3.875 09/01/31 444,458
3,000,000 (g) Sunrise FinCo I BV 4.875 07/15/31 2,837,250
1,230,000 Time Warner Cable LLC 5.875 11/15/40 1,180,877
475,000 Time Warner Cable LLC 4.500 09/15/42 378,329
1,275,000 (g),(j) Univision Communications, Inc 4.500 05/01/29 1,159,232
2,000,000 (g) VZ Secured Financing BV 5.000 01/15/32 1,779,217
434,000 (d) Warnermedia Holdings, Inc 5.141 03/15/52 267,995
1,413,000 (g) Ziff Davis, Inc 4.625 10/15/30 1,318,991
TOTAL MEDIA & ENTERTAINMENT 62,807,417
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%
3,325,000 AbbVie, Inc 4.050 11/21/39 2,914,385
10,350,000 Amgen, Inc 5.650 03/02/53 10,105,698

Core Plus Bond

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8% (continued)
$ 1,500,000 (g) Avantor Funding, Inc 4.625% 07/15/28 $ 1,472,939
2,040,000 (g) Avantor Funding, Inc 3.875 11/01/29 1,931,475
4,750,000 Gilead Sciences, Inc 5.250 10/15/33 4,914,000
5,800,000 Gilead Sciences, Inc 5.100 06/15/35 5,874,265
450,000 Gilead Sciences, Inc 4.000 09/01/36 410,459
600,000 Gilead Sciences, Inc 2.600 10/01/40 430,480
2,000,000 (g) Organon Finance  LLC 4.125 04/30/28 1,923,544
3,150,000 (g) Organon Finance  LLC 5.125 04/30/31 2,733,745
4,375,000 Pfizer Investment Enterprises Pte Ltd 5.300 05/19/53 4,130,040
1,178,000 Teva Pharmaceutical Finance Netherlands III BV 3.150 10/01/26 1,155,119
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 37,996,149
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
1,850,000 (g) Cushman & Wakefield US Borrower LLC 6.750 05/15/28 1,865,801
1,400,000 Kennedy-Wilson, Inc 4.750 03/01/29 1,312,100
1,475,000 (j) Kennedy-Wilson, Inc 5.000 03/01/31 1,329,344
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 4,507,245
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
3,000,000 (g) Broadcom, Inc 3.469 04/15/34 2,679,880
2,350,000 Broadcom, Inc 4.800 10/15/34 2,321,609
8,558,000 (g) Broadcom, Inc 4.926 05/15/37 8,305,743
1,035,000 Intel Corp 3.734 12/08/47 730,173
3,595,000 NVIDIA Corp 2.000 06/15/31 3,189,238
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 17,226,643
SOFTWARE & SERVICES - 0.8%
1,600,000 Accenture Capital, Inc 4.500 10/04/34 1,557,143
3,000,000 (g),(j) Ahead DB Holdings LLC 6.625 05/01/28 3,009,192
9,650,000 AppLovin Corp 5.125 12/01/29 9,775,605
265,000 (g) CA Magnum Holdings 5.375 10/31/26 263,055
570,000 (g) Fair Isaac Corp 6.000 05/15/33 575,225
2,270,000 (g) Gen Digital, Inc 6.750 09/30/27 2,310,195
170,000 (g) Gen Digital, Inc 6.250 04/01/33 174,563
1,149,000 Microsoft Corp 2.525 06/01/50 710,046
565,000 (g) Open Text Corp 6.900 12/01/27 584,948
2,830,000 (g) Open Text Corp 3.875 12/01/29 2,665,642
550,000 (g) Open Text Holdings, Inc 4.125 02/15/30 519,813
4,300,000 Oracle Corp 4.900 02/06/33 4,311,506
5,500,000 Oracle Corp 6.000 08/03/55 5,490,732
1,300,000 Roper Technologies, Inc 1.400 09/15/27 1,222,848
4,100,000 Roper Technologies, Inc 2.000 06/30/30 3,643,364
3,525,000 Salesforce, Inc 2.700 07/15/41 2,535,679
TOTAL SOFTWARE & SERVICES 39,349,556
TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
1,470,000 Amphenol Corp 2.800 02/15/30 1,379,141
1,000,000 Apple, Inc 3.850 05/04/43 837,585
640,000 Apple, Inc 4.650 02/23/46 585,113
4,125,000 (g) Imola Merger Corp 4.750 05/15/29 3,982,656
1,500,000 (g) Lenovo Group Ltd 3.421 11/02/30 1,397,619
975,000 (g) Sensata Technologies BV 4.000 04/15/29 927,304
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 9,109,418
TELECOMMUNICATION SERVICES - 2.4%
6,563,000 AT&T, Inc 2.550 12/01/33 5,492,614
2,085,000 AT&T, Inc 4.500 05/15/35 1,986,775
23,520,000 AT&T, Inc 3.550 09/15/55 15,870,070
4,917,000 AT&T, Inc 3.800 12/01/57 3,440,431
3,855,000 Bell Telephone Co of Canada or Bell Canada 7.000 09/15/55 3,910,113
1,500,000 (g),(j) Bharti Airtel Ltd 3.250 06/03/31 1,389,797
1,665,000 (g) C&W Senior Finance Ltd 9.000 01/15/33 1,702,525
1,225,000 (g) CT Trust 5.125 02/03/32 1,142,124
2,575,000 (g) Empresa Nacional de Telecomunicaciones S.A. 3.050 09/14/32 2,199,087
2,000,000 (g) Frontier Communications Holdings LLC 5.875 10/15/27 2,000,758
893,000 (g) Iliad Holding SASU 7.000 10/15/28 909,318
865,000 (g) Iliad Holding SASU 8.500 04/15/31 925,226

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 2.4% (continued)
$ 735,000 (g) Iliad Holding SASU 7.000% 04/15/32 $ 753,067
1,200,000 (g) Level 3 Financing, Inc 6.875 06/30/33 1,221,028
1,500,000 (g) Liberty Costa Rica Senior Secured Finance 10.875 01/15/31 1,595,250
1,025,000 (g) Millicom International Cellular S.A. 7.375 04/02/32 1,052,157
220,000 (g) Sable International Finance Ltd 7.125 10/15/32 220,584
1,650,000 (g) Sitios Latinoamerica SAB de C.V. 6.000 11/25/29 1,680,096
2,075,000 (g) Sitios Latinoamerica SAB de C.V. 5.375 04/04/32 2,045,537
1,500,000 (g) Telefonica Moviles Chile S.A. 3.537 11/18/31 926,751
3,425,000 T-Mobile US, Inc 5.875 11/15/55 3,423,585
800,000 T-Mobile USA, Inc 2.250 02/15/26 787,601
10,850,000 T-Mobile USA, Inc 2.625 02/15/29 10,178,977
8,650,000 T-Mobile USA, Inc 3.875 04/15/30 8,401,034
3,750,000 T-Mobile USA, Inc 5.050 07/15/33 3,775,414
750,000 T-Mobile USA, Inc 3.000 02/15/41 548,817
3,000,000 T-Mobile USA, Inc 3.300 02/15/51 1,991,203
1,990,000 (g) Turkcell Iletisim Hizmetleri AS. 7.650 01/24/32 2,021,491
1,700,000 Verizon Communications, Inc 1.750 01/20/31 1,464,852
9,800,000 Verizon Communications, Inc 2.550 03/21/31 8,789,504
8,158,000 Verizon Communications, Inc 2.355 03/15/32 7,032,176
4,000,000 Verizon Communications, Inc 4.780 02/15/35 3,896,798
2,835,000 (g) Vmed O2 UK Financing I plc 4.750 07/15/31 2,622,449
2,620,000 Vodafone Group plc 4.250 09/17/50 2,042,091
6,000,000 Vodafone Group plc 5.125 06/04/81 4,539,395
760,000 (g) Windstream Escrow LLC 8.250 10/01/31 795,937
TOTAL TELECOMMUNICATION SERVICES 112,774,632
TRANSPORTATION - 0.7%
3,600,000 (g) Adani Ports & Special Economic Zone Ltd 3.100 02/02/31 3,045,716
1,400,000 (g) Aeropuerto Internacional de Tocumen S.A. 4.000 08/11/41 1,051,400
2,000,000 (g) Aeropuertos Dominicanos Siglo XXI S.A. 7.000 06/30/34 2,081,860
640,000 (g) Air Transport Services Group, Inc 7.250 03/15/32 678,436
5,000,000 (g) Brightline East LLC 11.000 01/31/30 3,700,000
5,500,000 Canadian Pacific Railway Co 2.050 03/05/30 4,952,206
2,300,000 (g) ENA Master Trust 4.000 05/19/48 1,656,345
1,110,000 (g) Genesee & Wyoming, Inc 6.250 04/15/32 1,132,614
2,100,000 (g) Grupo Aeromexico SAB de C.V. 8.250 11/15/29 2,062,620
665,000 (g) Herc Holdings, Inc 7.250 06/15/33 696,788
975,000 (g) Kingston Airport Revenue Finance Ltd 6.750 12/15/36 980,294
614,722 (g) Lima Metro Line 2 Finance Ltd 4.350 04/05/36 578,315
2,260,000 (g) Misc Capital Two Labuan Ltd 3.750 04/06/27 2,228,933
3,200,000 (g),(j) Rumo Luxembourg Sarl 4.200 01/18/32 2,868,000
3,000,000 (g) Transnet SOC Ltd 8.250 02/06/28 3,103,018
3,940,000 (g) XPO, Inc 6.250 06/01/28 3,998,832
TOTAL TRANSPORTATION 34,815,377
UTILITIES - 3.0%
2,030,000 (g) Adani Electricity Mumbai Ltd 3.867 07/22/31 1,734,612
350,000 AEP Transmission Co LLC 4.000 12/01/46 276,585
700,000 Alabama Power Co 4.150 08/15/44 577,876
2,964,139 (g) Alfa Desarrollo S.p.A 4.550 09/27/51 2,180,367
3,000,000 Ameren Illinois Co 4.950 06/01/33 3,040,209
525,000 American Water Capital Corp 3.000 12/01/26 516,070
1,927,000 American Water Capital Corp 2.800 05/01/30 1,790,336
5,000,000 American Water Capital Corp 2.300 06/01/31 4,393,422
500,000 American Water Capital Corp 4.000 12/01/46 395,759
900,000 American Water Capital Corp 3.750 09/01/47 684,146
3,100,000 Atmos Energy Corp 1.500 01/15/31 2,646,563
250,000 Atmos Energy Corp 4.125 10/15/44 207,022
3,450,000 Atmos Energy Corp 5.000 12/15/54 3,137,187
1,325,000 Baltimore Gas and Electric Co 3.750 08/15/47 1,003,711
1,150,000 (g) Banco Nacional de Comercio Exterior SNC 5.875 05/07/30 1,165,076
850,000 (g) California Buyer Ltd 6.375 02/15/32 851,385
725,000 CenterPoint Energy Houston Electric LLC 3.000 03/01/32 656,098
2,000,000 (g) Cikarang Listrindo Tbk PT 5.650 03/12/35 1,994,206

Core Plus Bond

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 3.0% (continued)
$ 525,000 (g) Clearway Energy Operating LLC 4.750% 03/15/28 $ 518,745
1,000,000 CMS Energy Corp 3.600 11/15/25 995,807
3,000,000 CMS Energy Corp 6.500 06/01/55 3,007,179
1,650,000 Commonwealth Edison Co 2.750 09/01/51 997,426
4,350,000 Consolidated Edison Co of New York, Inc 5.500 03/15/55 4,216,186
740,000 Consumers Energy Co 2.650 08/15/52 450,986
1,750,000 Consumers Energy Co 4.200 09/01/52 1,430,934
1,446,750 (g) Continuum Green Energy India Pvt 7.500 06/26/33 1,487,864
725,000 (g) ContourGlobal Power Holdings S.A. 6.750 02/28/30 747,011
3,025,000 Dominion Energy, Inc 7.000 06/01/54 3,245,619
1,325,000 Dominion Energy, Inc 6.625 05/15/55 1,344,707
750,000 DTE Electric Co 3.650 03/01/52 551,209
1,875,000 DTE Electric Co 5.400 04/01/53 1,830,549
1,100,000 DTE Energy Co 5.850 05/15/55 1,126,186
5,000,000 Duke Energy Florida LLC 3.400 10/01/46 3,580,650
1,500,000 (g) Empresa de Transmision Electrica S.A. 5.125 05/02/49 1,072,500
2,525,000 (g) Empresas Publicas de Medellin ESP 4.250 07/18/29 2,324,674
800,000 Entergy Louisiana LLC 5.800 03/15/55 800,092
3,125,000 Enterprise Products Operating LLC 3.700 01/31/51 2,256,409
3,450,000 (g) Eskom Holdings SOC Ltd 8.450 08/10/28 3,625,174
1,900,000 Exelon Corp 6.500 03/15/55 1,932,615
1,645,000 (g) Ferrellgas LP 5.375 04/01/26 1,629,383
2,225,000 (g) Ferrellgas LP 5.875 04/01/29 2,058,502
1,988,501 (g) FIEMEX Energia-Banco Actinver S.A. Institucion de Banca Multiple 7.250 01/31/41 2,016,638
3,225,000 Florida Power & Light Co 4.800 05/15/33 3,233,309
2,520,000 Florida Power & Light Co 3.990 03/01/49 1,983,842
1,700,000 Florida Power & Light Co 5.700 03/15/55 1,719,439
750,000 Indiana Michigan Power Co 3.750 07/01/47 557,423
1,140,000 Indiana Michigan Power Co 3.250 05/01/51 745,490
2,000,000 (g) Israel Electric Corp Ltd 4.250 08/14/28 1,941,990
1,400,000 (g) Korea Southern Power Co Ltd 0.750 01/27/26 1,370,917
775,000 MidAmerican Energy Co 3.650 04/15/29 760,063
1,550,000 MidAmerican Energy Co 3.650 08/01/48 1,159,437
1,000,000 Nevada Power Co 5.450 05/15/41 986,610
8,135,000 NiSource, Inc 1.700 02/15/31 6,965,040
1,175,000 NiSource, Inc 5.850 04/01/55 1,162,671
1,400,000 Northern States Power Co 3.600 09/15/47 1,046,096
1,955,000 (g) NRG Energy, Inc 2.450 12/02/27 1,855,512
1,350,000 NRG Energy, Inc 5.750 01/15/28 1,356,830
1,200,000 (g) NRG Energy, Inc 6.000 02/01/33 1,211,959
960,000 (g) NRG Energy, Inc 6.250 11/01/34 978,094
525,000 (g) ONEOK, Inc 5.625 01/15/28 536,702
600,000 (g) Pattern Energy Operations LP 4.500 08/15/28 581,317
825,000 PECO Energy Co 3.000 09/15/49 541,486
2,325,000 PECO Energy Co 2.800 06/15/50 1,457,743
4,000,000 PG&E Corp 7.375 03/15/55 3,788,081
50,000 Potomac Electric Power Co 7.900 12/15/38 62,186
550,000 Public Service Co of Colorado 4.750 08/15/41 478,639
1,410,000 Public Service Co of Colorado 4.050 09/15/49 1,072,648
1,700,000 Public Service Electric and Gas Co 4.900 12/15/32 1,730,436
4,000,000 Public Service Electric and Gas Co 5.450 03/01/54 3,915,771
8,400,000 (h) Sempra 4.875 N/A 8,365,370
1,928,462 (g) Solar Star Funding LLC 3.950 06/30/35 1,832,871
75,000 Southern Co Gas Capital Corp 3.875 11/15/25 74,691
625,000 Southern Co Gas Capital Corp 4.400 06/01/43 524,404
425,000 Southern Co Gas Capital Corp 3.950 10/01/46 326,639
550,000 (g) Superior Plus LP 4.500 03/15/29 528,976
2,815,000 (g) Talen Energy Supply LLC 8.625 06/01/30 3,016,740
2,000,000 (g) TerraForm Power Operating LLC 4.750 01/15/30 1,914,783
550,000 (g) Trinidad Generation UnLtd 7.750 06/16/33 569,800
1,378,884 (g) UEP Penonome II S.A. 6.500 10/01/38 1,220,091
1,575,000 Union Electric Co 5.450 03/15/53 1,519,483

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 3.0% (continued)
$ 975,000 Union Electric Co 5.125% 03/15/55 $ 901,291
775,000 Virginia Electric and Power Co 3.800 09/15/47 581,668
1,775,000 Virginia Electric and Power Co 5.550 08/15/54 1,718,058
1,500,000 Wisconsin Power and Light Co 4.950 04/01/33 1,501,585
850,000 Wisconsin Power and Light Co 4.100 10/15/44 675,002
215,000 Xcel Energy, Inc 4.800 09/15/41 185,723
TOTAL UTILITIES 139,154,581
TOTAL CORPORATE BONDS
(Cost $1,700,652,898) 1,643,030,546
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 43.9%
FOREIGN GOVERNMENT BONDS - 2.7%
2,675,000 (g) Angolan Government International Bond 8.750 04/14/32 2,361,122
1,780,000 (g) Bank Gospodarstwa Krajowego 5.375 05/22/33 1,794,368
550,000 (g) Banque Ouest Africaine de Developpement 5.000 07/27/27 539,287
EUR 1,575,000 (g) Banque Ouest Africaine de Developpement 2.750 01/22/33 1,571,700
1,000,000 (g) Barbados Government International Bond 8.000 06/26/35 1,003,426
1,000,000 (g) Benin Government International Bond 8.375 01/23/41 960,292
CLP 320,000,000 (g) Bonos de la Tesoreria de la Republica en pesos 6.000 04/01/33 351,821
BRL 2,500,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/31 403,696
1,705,000 Brazilian Government International Bond 6.000 10/20/33 1,690,330
1,500,000 Brazilian Government International Bond 4.750 01/14/50 1,056,296
1,050,000 Brazilian Government International Bond 7.125 05/13/54 1,004,212
EUR 875,000 Chile Government International Bond 3.750 01/14/32 1,050,423
3,575,000 Chile Government International Bond 2.550 01/27/32 3,141,353
1,400,000 Chile Government International Bond 3.500 01/31/34 1,253,994
EUR 530,000 Chile Government International Bond 3.800 07/01/35 621,710
975,000 Colombia Government International Bond 3.250 04/22/32 770,449
825,000 Colombia Government International Bond 8.000 11/14/35 828,539
1,500,000 Colombia Government International Bond 5.000 06/15/45 1,010,630
1,850,000 (g) Costa Rica Government International Bond 5.625 04/30/43 1,655,750
DOP 84,000,000 (g) Dominican Republic Government International Bond 12.000 03/05/32 1,537,588
600,000 (g) Dominican Republic Government International Bond 4.875 09/23/32 553,410
3,850,000 (g) Dominican Republic Government International Bond 5.875 01/30/60 3,228,610
928,125 (g) Ecuador Government International Bond (Step Bond) 5.000 07/31/30 805,148
650,162 (g) Ecuador Government International Bond (Step Bond) 1.000 07/31/35 471,036
188,000 (g) Ecuador Government International Bond (Step Bond) 5.000 07/31/40 118,101
1,225,000 (g) Egypt Government International Bond 8.625 02/04/30 1,237,295
1,500,000 (g) Egypt Government International Bond 7.053 01/15/32 1,368,488
2,475,000 (g) Egypt Government International Bond 8.500 01/31/47 2,005,052
2,250,000 (g) Egypt Government International Bond 8.875 05/29/50 1,868,380
1,375,000 (g) Export-Import Bank of India 3.875 02/01/28 1,350,548
2,000,000 (g) Export-Import Bank of India 2.250 01/13/31 1,757,641
532,400 (g) Ghana Government International Bond 5.000 07/03/29 498,420
940,600 (g) Ghana Government International Bond 5.000 07/03/35 730,608
950,000 (g) Guatemala Government Bond 3.700 10/07/33 800,375
700,000 (g) Guatemala Government International Bond 4.650 10/07/41 554,750
1,250,000 (g) Honduras Government International Bond 5.625 06/24/30 1,193,750
1,575,000 (g) Honduras Government International Bond 8.625 11/27/34 1,652,963
710,000 (g) Hungary Government International Bond 6.125 05/22/28 733,307
1,250,000 (g) Hungary Government International Bond 5.375 09/26/30 1,261,235
425,000 (g) Hungary Government International Bond 2.125 09/22/31 353,203
750,000 (g) Hungary Government International Bond 5.500 03/26/36 723,086
INR 40,000,000 India Government International Bond 7.180 08/14/33 486,731
225,000 Indonesia Government International Bond 3.550 03/31/32 209,663
875,000 Indonesia Government International Bond 5.600 01/15/35 913,274
IDR 14,160,000,000 International Bank for Reconstruction & Development 6.250 01/19/29 879,298
881,250 (g) Iraq Government International Bond 5.800 01/15/28 870,136
1,500,000 Israel Government International Bond 5.375 03/12/29 1,528,832
2,125,000 (g) Ivory Coast Government International Bond 8.450 04/01/36 2,044,782
670,417 (g) Ivory Coast Government International Bond (Step Bond) 5.750 12/31/32 636,905

Core Plus Bond

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 1,500,000 Jamaica Government International Bond 8.000% 03/15/39 $ 1,761,285
875,000 (g) Jordan Government International Bond 7.375 10/10/47 774,354
1,000,000 (g) Kazakhstan Government International Bond 5.500 07/01/37 1,006,024
1,000,000 (g) Kenya Government International Bond 9.750 02/16/31 1,013,404
445,000 (g) Magyar Export-Import Bank Zrt 6.125 12/04/27 454,760
525,000 Mexico Government International Bond 3.250 04/16/30 482,685
563,000 (d) Mexico Government International Bond 5.850 07/02/32 569,756
1,859,000 Mexico Government International Bond 6.050 01/11/40 1,772,557
3,000,000 Mexico Government International Bond 4.280 08/14/41 2,298,900
2,325,000 Mexico Government International Bond 5.000 04/27/51 1,800,131
2,500,000 Mexico Government International Bond 6.400 05/07/54 2,297,500
1,100,000 Mexico Government International Bond 7.375 05/13/55 1,133,814
2,575,000 (g) Morocco Government International Bond 5.500 12/11/42 2,298,353
525,000 (g) Morocco Government International Bond 4.000 12/15/50 356,987
1,250,000 (g) Nigeria Government International Bond 7.375 09/28/33 1,115,815
1,000,000 (g) Nigeria Government International Bond 10.375 12/09/34 1,053,335
800,000 (g) Oman Government International Bond 6.000 08/01/29 837,539
1,350,000 (g) Oman Government International Bond 6.500 03/08/47 1,365,909
2,675,000 (g) OPEC Fund for International Development 4.500 01/26/26 2,675,199
1,500,000 Oriental Republic of Uruguay 5.250 09/10/60 1,357,230
900,000 Panama Bonos del Tesoro 3.362 06/30/31 730,746
2,250,000 Panama Government International Bond 4.500 04/01/56 1,455,615
500,000 (g) Paraguay Government International Bond 6.000 02/09/36 507,650
1,475,000 (g) Paraguay Government International Bond 5.400 03/30/50 1,261,125
350,000 (g) Paraguay Government International Bond 6.650 03/04/55 349,370
780,000 Peruvian Government International Bond 5.875 08/08/54 751,436
3,040,000 Philippine Government International Bond 4.200 03/29/47 2,482,747
1,728,227 (g) Provincia de Buenos Aires (Step Bond) 6.625 09/01/37 1,240,003
5,000,000 Republic of Italy Government International Bond 4.000 10/17/49 3,642,573
PLN 3,775,000 Republic of Poland Government International Bond 6.000 10/25/33 1,091,734
3,248,000 Republic of Poland Government International Bond 5.500 04/04/53 3,026,392
1,500,000 Republic of South Africa Government International Bond 4.300 10/12/28 1,448,130
1,500,000 (g) Republic of South Africa Government International Bond 7.100 11/19/36 1,488,206
ZAR 9,300,000 Republic of South Africa Government International Bond 8.750 01/31/44 427,694
2,150,000 Republic of South Africa Government International Bond 5.375 07/24/44 1,636,622
UZS 5,990,000,000 (g) Republic of Uzbekistan International Bond 16.625 05/29/27 481,562
1,000,000 (g) Republic of Uzbekistan International Bond 3.700 11/25/30 891,493
1,150,000 (g) Republic of Uzbekistan International Bond 6.900 02/28/32 1,181,727
750,000 (g) Romanian Government International Bond 5.875 01/30/29 755,018
1,100,000 (g) Romanian Government International Bond 5.750 03/24/35 1,016,003
1,425,000 (g) Romanian Government International Bond 4.000 02/14/51 890,006
3,150,000 (g) Rwanda International Government Bond 5.500 08/09/31 2,681,890
2,050,000 (g) Saudi Government International Bond 5.000 01/16/34 2,052,985
2,000,000 (g) Saudi Government International Bond 3.750 01/21/55 1,363,196
1,425,000 (g) Senegal Government International Bond 6.750 03/13/48 855,304
1,225,000 (g) Serbia Government International Bond 2.125 12/01/30 1,033,289
1,400,000 (g) Serbia Government International Bond 6.500 09/26/33 1,473,987
2,400,000 State of Israel 3.800 05/13/60 1,558,081
1,000,000 Turkiye Government International Bond 7.125 07/17/32 1,000,497
1,575,000 Turkiye Government International Bond 7.625 05/15/34 1,614,397
1,050,000 Turkiye Government International Bond 6.500 01/03/35 992,551
280,000 (g) Ukraine Government International Bond 1.750 02/01/29 172,550
410,057 (g) Ukraine Government International Bond 0.000 02/01/35 192,150
83,380 (g) Ukraine Government International Bond 0.000 02/01/36 38,980
619,602 (g) Zambia Government International Bond 5.750 06/30/33 568,713
695,891 (g) Zambia Government International Bond 0.500 12/31/53 477,976
TOTAL FOREIGN GOVERNMENT BONDS 124,699,948
MORTGAGE BACKED - 25.3%
24,194 Alternative Loan Trust 5.000 12/25/56 10,405
1,425,969 (a),(g) Bayview Opportunity Master Fund VI Trust 3.000 10/25/51 1,207,633
217,975 (a) CHL Mortgage Pass-Through Trust 5.796 11/20/34 209,946
13,431 CHL Mortgage Pass-Through Trust 5.250 09/25/35 13,263

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 88,336 Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 5.500% 07/25/35 $ 87,538
31,217,250 (a),(g) Citigroup Mortgage Loan Trust 0.154 02/25/52 282,351
3,499,138 (a),(g) Citigroup Mortgage Loan Trust 0.250 02/25/52 48,624
7,555,870 (a),(g) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7.405 03/25/42 7,789,179
3,650,000 (a),(g) Connecticut Avenue Securities Trust, (SOFR30A + 9.850%) 14.823 03/25/42 4,089,615
8,665,000 (a),(g) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%) 8.956 06/25/42 9,244,987
1,525,000 (a),(g) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%) 7.655 01/25/43 1,592,187
1,340,000 (a),(g) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 7.856 05/25/43 1,416,298
800,000 (a),(g) Connecticut Avenue Securities Trust, (SOFR30A + 5.350%) 9.656 05/25/43 875,774
2,025,000 (a),(g) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7.406 06/25/43 2,115,385
425,000 (a),(g) Connecticut Avenue Securities Trust, (SOFR30A + 6.850%) 11.156 06/25/43 464,150
2,665,000 (a),(g) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%) 9.188 07/25/43 2,819,771
7,060,000 (a),(g) Connecticut Avenue Securities Trust, (SOFR30A + 5.900%) 10.205 07/25/43 7,538,794
2,170,000 (a),(g) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 7.855 10/25/43 2,289,130
542 Fannie Mae Pool 7.000 05/01/26 571
253 Fannie Mae Pool 7.500 01/01/29 255
156 Fannie Mae Pool 7.500 02/01/30 159
627,540 Fannie Mae Pool 3.500 05/01/32 619,212
70,983 Fannie Mae Pool 7.000 07/01/32 74,838
17,051 Fannie Mae Pool 7.000 07/01/32 17,977
19,508 Fannie Mae Pool 4.500 10/01/33 19,431
918,752 Fannie Mae Pool 5.000 05/01/35 931,258
549,374 Fannie Mae Pool 5.000 10/01/35 557,195
418,755 Fannie Mae Pool 5.000 02/01/36 424,889
453,801 Fannie Mae Pool 5.500 11/01/38 466,142
4,424,598 Fannie Mae Pool 3.000 05/01/40 4,129,797
1,457,120 Fannie Mae Pool 3.500 05/01/40 1,394,388
140,612 Fannie Mae Pool 5.000 09/01/40 142,360
273,454 Fannie Mae Pool 5.000 05/01/41 276,857
1,908,253 Fannie Mae Pool 4.000 09/01/42 1,832,038
504,292 Fannie Mae Pool 4.500 02/01/44 492,567
123,813 Fannie Mae Pool 4.500 03/01/44 122,475
4,659,396 Fannie Mae Pool 4.000 05/01/44 4,461,596
469,340 Fannie Mae Pool 4.500 06/01/44 458,425
1,319,564 Fannie Mae Pool 4.500 10/01/44 1,288,872
366,832 Fannie Mae Pool 5.000 11/01/44 371,533
375,573 Fannie Mae Pool 4.000 01/01/45 359,191
137,168 Fannie Mae Pool 4.500 03/01/45 133,976
1,030,982 Fannie Mae Pool 3.500 05/01/45 959,035
477,616 Fannie Mae Pool 3.500 01/01/46 443,300
324,665 Fannie Mae Pool 4.000 04/01/46 307,678
230,137 Fannie Mae Pool 3.500 06/01/46 212,652
2,639,280 Fannie Mae Pool 3.500 07/01/46 2,440,939
3,218,171 Fannie Mae Pool 3.500 07/01/46 3,017,399
63,064 Fannie Mae Pool 3.000 08/01/46 55,939
1,290,366 Fannie Mae Pool 3.000 10/01/46 1,122,246
897,458 Fannie Mae Pool 3.500 10/01/46 828,670
1,234,090 Fannie Mae Pool 4.500 05/01/47 1,228,622
957,762 Fannie Mae Pool 3.500 11/01/47 896,321
7,847,385 Fannie Mae Pool 3.500 01/01/48 7,234,066
4,154,911 Fannie Mae Pool 4.500 01/01/48 4,042,839
797,707 Fannie Mae Pool 4.500 02/01/48 776,192
2,723,175 Fannie Mae Pool 4.500 05/01/48 2,649,304
1,867,870 Fannie Mae Pool 4.500 05/01/48 1,816,913
5,158,773 Fannie Mae Pool 2.500 08/01/51 4,328,650
2,794,390 Fannie Mae Pool 3.000 09/01/51 2,461,531
3,776,957 Fannie Mae Pool 2.500 12/01/51 3,162,345
429,015 Fannie Mae Pool 2.500 01/01/52 356,987
7,643,100 Fannie Mae Pool 2.500 02/01/52 6,415,402
12,962,558 Fannie Mae Pool 3.500 02/01/52 11,818,925
6,639,007 Fannie Mae Pool 3.000 04/01/52 5,811,631
4,529,672 Fannie Mae Pool 3.000 04/01/52 3,926,784

Core Plus Bond

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 786,877 Fannie Mae Pool 3.500% 04/01/52 $ 709,762
2,545,845 Fannie Mae Pool 3.000 05/01/52 2,229,339
23,340,096 Fannie Mae Pool 4.000 05/01/52 21,747,613
1,905,451 Fannie Mae Pool 3.500 06/01/52 1,721,572
9,533,768 Fannie Mae Pool 4.000 06/01/52 8,883,760
2,695,316 Fannie Mae Pool 4.500 06/01/52 2,584,038
18,983,024 Fannie Mae Pool 4.000 07/01/52 17,688,742
2,507,325 Fannie Mae Pool 4.500 07/01/52 2,402,431
1,686,139 Fannie Mae Pool 4.500 07/01/52 1,616,013
21,986,542 Fannie Mae Pool 4.000 08/01/52 20,486,331
16,066,636 Fannie Mae Pool 4.500 08/01/52 15,396,743
22,490,543 Fannie Mae Pool 5.000 08/01/52 22,152,404
53,416,212 Fannie Mae Pool 4.000 09/01/52 49,771,398
73,044,161 Fannie Mae Pool 4.500 09/01/52 70,001,169
15,752,657 Fannie Mae Pool 5.000 09/01/52 15,515,005
20,907,682 Fannie Mae Pool 4.000 10/01/52 19,448,698
16,383,170 Fannie Mae Pool 4.500 10/01/52 15,701,239
7,885,157 Fannie Mae Pool 5.000 10/01/52 7,765,792
4,682,788 Fannie Mae Pool 4.000 11/01/52 4,362,544
23,260,735 Fannie Mae Pool 4.500 11/01/52 22,293,385
4,545,429 Fannie Mae Pool 4.500 12/01/52 4,356,404
4,954,513 Fannie Mae Pool 5.500 12/01/52 4,968,841
133,769 Fannie Mae Pool 5.000 01/01/53 131,744
12,297,212 Fannie Mae Pool 5.000 02/01/53 12,093,319
7,546,016 Fannie Mae Pool 5.500 02/01/53 7,564,925
17,968,143 Fannie Mae Pool 5.000 04/01/53 17,667,366
2,571,026 Fannie Mae Pool 5.000 06/01/53 2,543,348
17,058,680 Fannie Mae Pool 5.500 06/01/53 17,083,850
25,852,125 Fannie Mae Pool 5.000 08/01/53 25,400,804
3,510,827 Fannie Mae Pool 5.500 08/01/53 3,515,474
42,655,577 Fannie Mae Pool 5.500 10/01/53 42,702,038
8,494,514 Fannie Mae Pool 6.000 01/01/54 8,641,340
5,552,770 Fannie Mae Pool 6.000 03/01/54 5,647,470
34,264,055 Fannie Mae Pool 5.500 05/01/54 34,270,488
10,247,536 Fannie Mae Pool 6.000 06/01/54 10,419,285
85,561,585 Fannie Mae Pool 5.500 10/01/54 85,577,662
282,790 (a) Fannie Mae REMIC Trust 2.371 12/25/42 126,960
513 Fannie Mae REMICS 7.000 07/25/26 511
1,617,398 (a) Fannie Mae REMICS, (SOFR30A + 5.836%) 1.530 09/25/43 168,806
1,276,577 Fannie Mae REMICS 3.000 07/25/45 1,163,268
2,552,923 Fannie Mae REMICS 3.500 02/25/48 2,260,080
1,871,357 Fannie Mae REMICS 4.000 07/25/48 1,773,818
4,509,603 Fannie Mae REMICS 2.000 08/25/50 576,302
8,611,064 Fannie Mae REMICS 2.000 08/25/50 5,709,417
3,935,478 Fannie Mae REMICS 2.000 10/25/50 2,660,619
11,118,436 Fannie Mae REMICS 2.500 11/25/50 1,552,505
3,825,717 Fannie Mae REMICS 3.000 12/25/50 687,570
71,322 Fannie Mae REMICS 3.000 02/25/51 11,944
4,541,387 Fannie Mae REMICS 2.500 11/25/51 523,606
6,540,232 Fannie Mae REMICS 3.500 04/25/52 5,015,389
1,568,034 Fannie Mae REMICS 4.000 05/25/52 1,258,055
4,176,540 Fannie Mae REMICS 4.500 07/25/52 3,659,714
2,462,342 Fannie Mae REMICS 4.500 08/25/52 2,112,844
1,858,858 Fannie Mae REMICS 4.000 09/25/52 1,601,517
2,161,203 Fannie Mae REMICS 4.000 09/25/52 1,798,486
1,799,039 Fannie Mae REMICS 4.500 10/25/52 1,603,563
2,053,620 Fannie Mae REMICS 4.500 10/25/52 1,861,340
3,322,254 Fannie Mae REMICS 5.500 11/25/52 3,319,875
1,350,479 Federal National Mortgage Association (FNMA) 2.500 02/01/52 1,123,295
247 Freddie Mac Gold Pool 8.000 01/01/31 247
68,732 Freddie Mac Gold Pool 7.000 12/01/33 72,538
12,433 Freddie Mac Gold Pool 4.500 10/01/34 12,309

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 13,188 Freddie Mac Gold Pool 7.000% 05/01/35 $ 13,918
710,354 Freddie Mac Gold Pool 5.000 06/01/36 721,477
310,584 Freddie Mac Gold Pool 4.500 10/01/44 303,741
54,560 Freddie Mac Gold Pool 4.500 11/01/44 53,358
98,689 Freddie Mac Gold Pool 4.500 11/01/44 96,515
50,706 Freddie Mac Gold Pool 4.500 12/01/44 49,088
48,969 Freddie Mac Gold Pool 4.500 12/01/44 47,890
447,532 Freddie Mac Gold Pool 3.500 04/01/45 416,639
1,600,328 Freddie Mac Gold Pool 3.500 08/01/45 1,490,520
909,069 Freddie Mac Gold Pool 3.500 10/01/45 845,938
915,106 Freddie Mac Gold Pool 4.500 06/01/47 894,941
958,708 Freddie Mac Gold Pool 4.000 09/01/47 909,680
1,174,764 Freddie Mac Gold Pool 3.500 12/01/47 1,085,023
6,368,015 Freddie Mac Gold Pool 4.500 08/01/48 6,230,956
30,067,172 Freddie Mac Pool 3.000 11/01/49 26,600,866
4,040,338 Freddie Mac Pool 2.500 11/01/51 3,364,505
4,785,400 Freddie Mac Pool 3.000 11/01/51 4,227,592
3,056,668 Freddie Mac Pool 3.000 11/01/51 2,690,446
582,935 Freddie Mac Pool 3.000 11/01/51 518,081
878,751 Freddie Mac Pool 3.000 11/01/51 776,319
2,660,797 Freddie Mac Pool 3.000 02/01/52 2,306,950
3,605,940 Freddie Mac Pool 3.000 03/01/52 3,123,143
5,420,449 Freddie Mac Pool 2.500 04/01/52 4,523,607
1,996,591 Freddie Mac Pool 3.000 04/01/52 1,752,903
2,760,997 Freddie Mac Pool 4.000 04/01/52 2,574,767
15,303,751 Freddie Mac Pool 3.000 05/01/52 13,265,273
460,961 Freddie Mac Pool 3.000 06/01/52 401,517
444,769 Freddie Mac Pool 3.000 06/01/52 385,066
5,730,419 Freddie Mac Pool 4.500 06/01/52 5,490,893
5,828,886 Freddie Mac Pool 4.500 07/01/52 5,579,299
5,733,920 Freddie Mac Pool 4.500 07/01/52 5,494,249
15,574,742 Freddie Mac Pool 5.000 06/01/53 15,297,190
349,751 Freddie Mac Pool 5.000 08/01/53 344,385
11,800,150 Freddie Mac Pool 5.500 08/01/53 11,817,268
3,800,088 Freddie Mac REMICS 3.500 01/15/47 3,394,964
656,487 Freddie Mac REMICS 4.000 10/15/47 618,387
1,216,340 Freddie Mac REMICS 4.000 11/15/47 1,159,751
3,274,055 Freddie Mac REMICS 4.000 01/15/48 3,115,763
3,559,862 Freddie Mac REMICS 4.000 03/15/48 3,379,895
970,991 Freddie Mac REMICS 4.000 04/15/48 923,822
3,172,598 Freddie Mac REMICS 4.000 04/15/48 2,997,697
2,413,658 (a) Freddie Mac REMICS, (SOFR30A + 9.737%) 2.851 06/15/48 2,237,851
1,712,983 (a) Freddie Mac REMICS, (SOFR30A + 9.657%) 2.771 10/15/48 1,501,107
3,111,468 Freddie Mac REMICS 2.000 09/25/50 2,081,804
1,980,885 Freddie Mac REMICS 2.000 09/25/50 256,736
2,914,891 Freddie Mac REMICS 3.000 10/25/50 2,065,965
13,004,328 Freddie Mac REMICS 2.500 02/25/51 2,140,353
3,695,185 Freddie Mac REMICS 2.500 05/25/51 2,317,874
1,505,526 Freddie Mac REMICS 4.000 08/25/52 1,261,178
2,772,104 Freddie Mac REMICS 4.500 10/25/52 2,576,570
3,374,346 Freddie Mac REMICS 5.500 11/25/52 3,417,702
1,721,947 Freddie Mac REMICS 5.500 02/25/53 1,694,018
4,425,000 (a),(g) Freddie Mac STACR REMIC Trust, (SOFR30A + 7.100%) 11.405 01/25/42 4,722,783
890,000 (a),(g) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.750%) 9.055 02/25/42 932,947
4,982,000 (a),(g) Freddie Mac STACR REMIC Trust, (SOFR30A + 8.500%) 13.788 02/25/42 5,445,865
1,890,000 (a),(g) Freddie Mac STACR REMIC Trust, (SOFR30A + 9.750%) 15.087 04/25/42 2,114,464
7,508,000 (a),(g) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%) 7.655 05/25/42 7,807,719
13,520,000 (a),(g) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%) 8.805 06/25/42 14,380,698
6,685,000 (a),(g) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.000%) 8.305 07/25/42 7,060,867
625,000 (a),(g) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.550%) 7.855 08/25/42 654,542
6,065,000 (a),(g) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%) 8.005 09/25/42 6,393,517
510,000 (a),(g) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.100%) 8.444 03/25/43 531,761

Core Plus Bond

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 285,000 (a),(g) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%) 7.556% 04/25/43 $ 299,016
1,795,000 (a),(g) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.500%) 7.805 05/25/43 1,897,521
12,859 (a),(g) Freddie Mac STACR Securitized Participation Interests Trust 3.782 02/25/48 12,489
219,003 (a),(g) Freddie Mac STACR Securitized Participation Interests Trust 3.848 05/25/48 213,336
226,398 (a),(g) Freddie Mac STACR Securitized Participation Interests Trust 3.848 05/25/48 219,677
25,314 Ginnie Mae I Pool 5.000 02/15/33 25,351
54,095 Ginnie Mae I Pool 5.000 09/15/33 54,990
2,752,094 Ginnie Mae I Pool 3.700 10/15/33 2,660,887
6,244 Ginnie Mae I Pool 5.500 04/15/34 6,428
8,124 Ginnie Mae I Pool 5.000 04/15/38 8,192
2,494,578 Ginnie Mae II Pool 2.500 02/20/52 2,080,336
6,880,087 Ginnie Mae II Pool 3.500 07/20/52 6,275,911
4,015,166 Ginnie Mae II Pool 4.000 08/20/52 3,751,701
11,060,178 Ginnie Mae II Pool 4.500 08/20/52 10,675,875
8,496,817 Ginnie Mae II Pool 4.000 09/20/52 7,941,023
4,553,194 Ginnie Mae II Pool 4.500 03/20/53 4,387,012
6,167,777 Government National Mortgage Association 5.000 01/20/40 1,188,491
2,836,647 Government National Mortgage Association 4.500 03/20/40 498,328
4,602,970 Government National Mortgage Association 5.000 03/20/40 885,849
3,116,780 Government National Mortgage Association 2.500 12/20/43 2,796,311
1,102,164 Government National Mortgage Association 3.000 03/20/45 991,526
1,594,428 Government National Mortgage Association 4.000 06/20/46 180,162
1,622,546 Government National Mortgage Association 5.000 09/20/46 302,479
5,611,091 Government National Mortgage Association 3.000 11/20/51 4,017,762
7,979,231 Government National Mortgage Association 3.000 12/20/51 5,806,939
5,221,983 Government National Mortgage Association 3.000 01/20/52 3,877,293
6,602,926 Government National Mortgage Association 3.000 02/20/52 4,489,107
4,617,871 Government National Mortgage Association 4.000 04/20/52 3,915,509
4,538,459 Government National Mortgage Association 5.000 04/20/52 827,875
2,359,406 Government National Mortgage Association 4.000 07/20/52 1,945,558
3,736,813 Government National Mortgage Association 4.500 09/20/52 3,317,582
3,648,994 Government National Mortgage Association 4.500 09/20/52 3,401,807
3,015,370 Government National Mortgage Association 4.500 09/20/52 2,858,475
2,090,062 Government National Mortgage Association 4.500 09/20/52 1,858,081
2,459,741 Government National Mortgage Association 4.500 02/20/53 2,251,051
2,182,269 Government National Mortgage Association 5.500 02/20/53 2,170,463
3,845,294 (a) Government National Mortgage Association, (SOFR30A + 6.950%) 2.648 05/20/53 322,015
14,464,670 (a) Government National Mortgage Association, (SOFR30A + 26.100%) 7.387 07/20/53 15,640,837
2,873,976 (a) Government National Mortgage Association, (SOFR30A + 23.205%) 6.428 08/20/53 3,158,651
35,023,823 (a),(g) GS Mortgage-Backed Securities Corp Trust 0.151 08/25/51 302,357
6,468,378 (a),(g) GS Mortgage-Backed Securities Trust 2.500 11/25/51 5,222,633
3,724,058 (a),(g) GS Mortgage-Backed Securities Trust 2.500 03/25/52 3,019,807
1,206,777 (a),(g) GS Mortgage-Backed Securities Trust 2.825 05/28/52 1,000,125
3,331,730 (a),(g) GS Mortgage-Backed Securities Trust 3.000 08/26/52 2,821,595
181,260 GSR Mortgage Loan Trust 6.000 01/25/35 163,649
43,976 (a) Impac CMB Trust, (TSFR1M + 0.774%) 5.094 03/25/35 40,286
4,810,000 (a),(g) Imperial Fund Mortgage Trust 2.383 06/25/56 3,613,600
278,109 (a),(g) J.P. Morgan Mortgage Trust 3.242 10/25/52 225,610
87,976 (a) JP Morgan Mortgage Trust 7.107 11/25/33 87,310
166,165 (a),(g) JP Morgan Mortgage Trust 3.500 05/25/47 151,144
284,667 (a),(g) JP Morgan Mortgage Trust 3.500 10/25/48 254,746
84,376 (a),(g) JP Morgan Mortgage Trust 4.000 01/25/49 78,840
9,683,098 (a),(g) JP Morgan Mortgage Trust 0.118 06/25/51 62,807
17,025,129 (a),(g) JP Morgan Mortgage Trust 0.108 11/25/51 101,739
2,030,620 (a),(g) JP Morgan Mortgage Trust 2.500 11/25/51 1,646,765
17,087,088 (a),(g) JP Morgan Mortgage Trust 0.115 12/25/51 109,378
2,378,288 (a),(g) JP Morgan Mortgage Trust 2.500 12/25/51 1,928,712
409,180 (a),(g) JP Morgan Mortgage Trust 2.845 12/25/51 328,533
3,459,927 (a),(g) JP Morgan Mortgage Trust 2.500 01/25/52 2,800,142
4,022,417 (a),(g) JP Morgan Mortgage Trust 0.500 04/25/52 116,657
2,047,948 (a),(g) JP Morgan Mortgage Trust 3.343 04/25/52 1,737,116
1,310,687 (a),(g) JP Morgan Mortgage Trust 3.343 04/25/52 1,099,562

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 996,668 (a),(g) JP Morgan Mortgage Trust 3.343% 04/25/52 $ 812,144
5,062,432 (a),(g) JP Morgan Mortgage Trust 2.500 06/25/52 4,086,448
712,205 (a),(g) JP Morgan Mortgage Trust 3.000 06/25/52 607,156
7,719,442 (g) JP Morgan Mortgage Trust 0.224 07/25/52 74,679
5,468,845 (a),(g) JP Morgan Mortgage Trust 2.500 07/25/52 4,415,599
1,902,285 (a),(g) JP Morgan Mortgage Trust 3.250 07/25/52 1,684,121
5,696,688 (a),(g) JP Morgan Mortgage Trust 3.000 08/25/52 4,820,607
3,645,348 (a),(g) JP Morgan Mortgage Trust 3.000 10/25/52 3,084,738
2,042,807 (a),(g) JP Morgan Mortgage Trust 3.000 11/25/52 1,727,425
3,206,037 (a),(g) JP Morgan Mortgage Trust 3.000 04/25/53 2,712,988
961,233 (a),(g) JP Morgan Mortgage Trust 5.000 06/25/53 929,547
1,345,726 (a),(g) JP Morgan Mortgage Trust 5.500 06/25/53 1,330,625
3,018,519 (a),(g) Morgan Stanley Residential Mortgage Loan Trust 2.500 08/25/51 2,445,921
2,547,175 (a),(g) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 2,265,852
2,435,998 (a),(g) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 1,971,470
2,232,125 (a),(g) OBX 3.000 01/25/52 1,888,851
2,700,000 (a),(g) OBX Trust 2.451 05/25/61 1,607,368
1,024,265 (a),(g) RCKT Mortgage Trust 3.006 09/25/51 821,234
5,582,504 (a),(g) RCKT Mortgage Trust 2.500 02/25/52 4,526,805
2,255,316 (a),(g) RCKT Mortgage Trust 3.000 05/25/52 1,909,995
157,383 (a),(g) RCKT Mortgage Trust 3.189 05/25/52 130,570
79,273 (a),(g) Sequoia Mortgage Trust 4.000 06/25/49 75,080
525,120 (a),(g) Sequoia Mortgage Trust 3.500 12/25/49 471,775
2,150,917 (a),(g) Sequoia Mortgage Trust 2.500 06/25/51 1,744,161
221,528 (a),(g) Shellpoint Co-Originator Trust 3.500 10/25/47 203,492
13,031,000 (a),(g) Verus Securitization Trust 3.288 11/25/66 10,127,635
965,000 (a),(g) Verus Securitization Trust 7.487 02/25/68 969,980
255,468 (g) Verus Securitization Trust (Step Bond) 2.733 05/25/65 247,210
1,100,124 (a),(g) Wells Fargo Mortgage Backed Securities Trust 3.000 08/25/51 932,710
7,277,993 (a),(g) Wells Fargo Mortgage Backed Securities Trust 3.309 08/25/51 6,101,651
TOTAL MORTGAGE BACKED 1,182,435,765
MUNICIPAL BONDS - 0.1%
4,195,000 (g) Virgin Islands Water & Power Authority-Electric System 10.250 07/01/26 4,200,242
TOTAL MUNICIPAL BONDS 4,200,242
U.S. TREASURY SECURITIES - 15.8%
1,442,000 United States Treasury Note 3.750 06/30/27 1,442,845
16,565,000 United States Treasury Note 3.875 06/15/28 16,653,002
51,662,000 United States Treasury Note 3.875 06/30/30 51,859,768
1,061,000 United States Treasury Note 4.125 11/30/31 1,071,734
4,025,000 United States Treasury Note 4.375 01/31/32 4,120,436
127,231,000 United States Treasury Note 4.125 05/31/32 128,304,512
74,640,000 United States Treasury Note 4.250 05/15/35 74,756,625
24,425,000 United States Treasury Note 4.625 11/15/44 23,909,785
7,085,000 United States Treasury Note 4.750 02/15/45 7,047,361
2,750,000 United States Treasury Note 5.000 05/15/45 2,824,766
84,293,000 United States Treasury Note 4.625 02/15/55 82,053,967
6,000,000 United States Treasury Note 4.750 05/15/55 5,966,250
100,000 United States Treasury Note/Bond 3.500 04/30/30 98,715
300 United States Treasury Note/Bond 4.250 02/28/31 306
30,500,000 United States Treasury Note/Bond 1.750 08/15/41 20,249,141
14,775,000 United States Treasury Note/Bond 2.000 11/15/41 10,161,275
1,823,000 United States Treasury Note/Bond 3.250 05/15/42 1,507,892
9,440,000 United States Treasury Note/Bond 3.875 05/15/43 8,431,837
237,155,000 United States Treasury Note/Bond 4.125 08/15/44 217,265,534
135,110,000 United States Treasury Note/Bond 2.250 02/15/52 82,527,932
TOTAL U.S. TREASURY SECURITIES 740,253,683
TOTAL GOVERNMENT BONDS
(Cost $2,160,332,987) 2,051,589,638

Core Plus Bond

Portfolio of Investments June 30, 2025
(continued)
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 1.1%
1,982,716 Nuveen Ultra Short Income ETF $ 50,222,196
TOTAL INVESTMENT COMPANIES
(Cost $50,010,855) 50,222,196
SHARES DESCRIPTION VALUE
PREFERRED STOCKS - 0.1%
FINANCIAL SERVICES - 0.1%
34,686 Morgan Stanley 860,213
139,125 Morgan Stanley 3,579,686
TOTAL FINANCIAL SERVICES 4,439,899
TOTAL PREFERRED STOCKS
(Cost $4,394,529) 4,439,899
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 13.8%
ASSET BACKED - 4.3%
$ 1,083,147 (g) AASET Trust, Series 2020 1A 6.413% 01/16/40 1,016,695
2,100,000 (a),(g) AGL CLO 19 Ltd, (TSFR3M + 2.750%), Series 2022 19A 7.022 07/21/35 2,100,105
10,000,000 (a),(d),(g) AGL CLO 19 Ltd, (TSFR3M + 1.650%), Series 2022 19A 0.000 07/21/38 10,012,500
2,096,377 (g) Apollo aviation securitization, Series 2021 2A 2.798 01/15/47 1,951,324
5,000,000 (g) Applebee's Funding LLC / IHOP Funding LLC, Series 6.720 06/07/55 4,980,862
654,412 (g) BRE Grand Islander Timeshare Issuer LLC, Series 2019 A 3.280 09/26/33 644,803
362,521 (g) British Airways Pass Through Trust, Series 2020 A 8.375 11/15/28 382,090
1,550,685 (g) British Airways Pass Through Trust, Series 2020 A 3.800 09/20/31 1,499,967
5,100,000 (g) Capital Automotive REIT, Series 2020 1A 4.520 02/15/50 4,926,082
3,131,035 (g) Capital Automotive REIT, Series 2021 1A 1.920 08/15/51 2,997,991
2,443,750 (g) Cars Net Lease Mortgage Notes Series, Series 2020 1A 3.100 12/15/50 2,302,066
2,500,000 (g) Cars Net Lease Mortgage Notes Series, Series 2020 1A 4.690 12/15/50 2,328,840
1,250,000 (a),(g) Cayuga Park CLO Ltd, (TSFR3M + 6.262%), Series 2020 1A 1.000 07/17/34 1,256,281
78,705 (a) C-BASS Trust, (TSFR1M + 0.274%), Series 2006 CB6 3.364 07/25/36 77,977
6,451,318 (a),(g) CBRE Realty Finance, (LIBOR 3 M + 0.300%), Series 2007 1A 4.855 04/07/52 645
3,627 Centex Home Equity, Series 2002 A 5.540 01/25/32 3,619
6,296,164 (g) CF Hippolyta LLC, Series 2020 1 2.280 07/15/60 6,229,736
2,806,290 (g) CF Hippolyta LLC, Series 2020 1 2.600 07/15/60 2,519,725
10,131,311 (g) CF Hippolyta LLC, Series 2021 1A 1.530 03/15/61 9,747,574
8,482,028 (g) CF Hippolyta LLC, Series 2021 1A 1.980 03/15/61 7,966,951
1,675,000 (g) Cologix Data Centers US Issuer LLC, Series 2021 1A 3.300 12/26/51 1,620,845
5,500,000 (g) Compass Datacenters Issuer III LLC, Series 2025 1A 5.656 02/25/50 5,555,480
17,684 Countrywide Asset-Backed Certificates (Step Bond), Series 2002 S4 5.216 10/25/27 15,385
9,850,000 (g) Crescendo Royalty Funding LP, Series 2021 1 3.567 12/20/51 9,581,876
3,063,125 (g) DB Master Finance LLC, Series 2019 1A 4.352 05/20/49 3,006,347
2,291,875 (g) DB Master Finance LLC, Series 2021 1A 2.045 11/20/51 2,206,427
2,798,500 (g) DB Master Finance LLC, Series 2021 1A 2.493 11/20/51 2,591,222
375,001 (g) Diamond Resorts Owner Trust, Series 2021 1A 2.700 11/21/33 372,973
195,313 (g) Diamond Resorts Owner Trust, Series 2021 1A 3.830 11/21/33 194,097
3,250,000 (a),(g) Elmwood CLO 26 Ltd, (TSFR3M + 3.600%), Series 2024 1A 7.869 04/18/37 3,276,065
4,850,000 (g) EWC Master Issuer LLC, Series 2022 1A 5.500 03/15/52 4,778,345
181,421 (g) HERO Funding Trust, Series 2017 2A 3.280 09/20/48 161,720
362,841 (g) HERO Funding Trust, Series 2017 2A 4.070 09/20/48 331,175
7,550,000 (g) HIFI A2, Series 2022 1A 3.939 02/01/62 7,374,564
590,531 (g) Hilton Grand Vacations Trust, Series 2019 AA 2.840 07/25/33 580,382
13,909 (a) Home Equity Asset Trust, (TSFR1M + 1.614%), Series 2003 1 3.986 06/25/33 13,667
727,113 (g) Horizon Aircraft Finance II Ltd, Series 2019 1 3.721 07/15/39 702,368
5,060,553 (g) Horizon Aircraft Finance III Ltd, Series 2019 2 3.425 11/15/39 4,810,025
3,000,000 (e),(g) Industrial DPR Funding Ltd, Series 2022 1A 5.380 04/15/34 2,681,070
1,126,476 (g) Jonah Energy Abs I LLC, Series 2022 1 7.200 12/10/37 1,132,822
1,663,356 (g) Lunar Structured Aircraft Portfolio Notes, Series 2021 1 5.682 10/15/46 1,598,743
1,000,000 (a),(g) Magnetite XXIII Ltd, (TSFR3M + 6.562%), Series 2019 23A 7.484 01/25/35 1,002,647
147,246 Mid-State Capital Corp Trust, Series 2005 1 5.745 01/15/40 146,961
530,962 (g) MVW LLC, Series 2021 2A 2.230 05/20/39 499,615
1,500,000 (g) NBC Funding LLC, Series 2021 1 4.970 07/30/51 1,447,565
1,000,000 (g) Oak Street Investment Grade Net Lease Fund Series, Series 2021 1A 4.230 01/20/51 969,380

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 4,425,000 (g) Onemain Financial Issuance Trust, Series 2025 1A 5.200% 07/14/38 $ 4,436,062
10,000,000 (g) Oportun Issuance Trust, Series 2025 B 6.450 05/09/33 10,063,173
1,000,000 (a),(g) Palmer Square CLO Ltd, (TSFR3M + 3.212%), Series 2021 3A 5.462 01/15/35 1,003,591
2,500,000 (a),(g) Palmer Square CLO Ltd, (TSFR3M + 3.050%), Series 2022 1A 7.322 04/20/35 2,506,485
600,000 (g) Progress Residential Trust, Series 2021 SFR9 2.711 11/17/40 565,563
4,930,000 (g) QTS Issuer ABS I LLC, Series 2025 1A 5.439 05/25/55 4,995,941
576,011 (g) Sierra Timeshare Receivables Funding LLC, Series 2021 1A 1.790 11/20/37 565,573
5,875,000 (g) Stack Infrastructure Issuer LLC, Series 2021 1A 1.877 03/26/46 5,737,531
2,094,846 (g) START Ireland, Series 2019 1 5.095 03/15/44 2,074,331
105,880 (a) Structured Asset Investment Loan Trust, (TSFR1M + 1.014%), Series 2004 8 5.334 09/25/34 101,481
10,248,500 (g) Subway Funding LLC, Series 2024 1A 6.028 07/30/54 10,421,676
4,563,713 (g) Taco Bell Funding LLC, Series 2021 1A 1.946 08/25/51 4,349,778
4,833,900 (g) Taco Bell Funding LLC, Series 2021 1A 2.294 08/25/51 4,395,548
2,500,000 (a),(g) TCW CLO Ltd, (LIBOR 3 M + 7.122%), Series 2021 2A 6.985 07/25/34 2,487,413
3,401,448 United Airlines Pass Through Trust, Series 2018 1 3.700 03/01/30 3,171,291
8,399,471 (g) Vine, Series 2020 1A 2.790 11/15/50 7,936,189
565,251 (g) Vine, Series 2020 1A 6.420 11/15/50 557,176
1,573,344 (g) Vivint Colar Financing V LLC, Series 2018 1A 7.370 04/30/48 1,500,423
924,786 (g) Wendys Funding LLC, Series 2018 1A 3.884 03/15/48 902,172
5,573,891 (g) Wendy's Funding LLC, Series 2021 1A 2.370 06/15/51 5,122,953
6,000,000 (g) Zayo Issuer LLC, Series 2025 1A 5.648 03/20/55 6,125,206
2,250,000 (g) Zayo Issuer LLC, Series 2025 1A 8.659 03/20/55 2,308,914
TOTAL ASSET BACKED 200,926,069
OTHER MORTGAGE BACKED - 9.5%
8,000,000 (g) 225 Liberty Street Trust, Series 2016 225L 3.597 02/10/36 7,640,206
130,668 (a),(g) Agate Bay Mortgage Trust, Series 2015 6 3.500 09/25/45 121,218
2,000,000 (a),(g) ARDN Mortgage Trust, (TSFR1M + 1.750%), Series 2025 ARCP 6.092 06/15/35 2,004,647
4,500,000 (a),(g) ARDN Mortgage Trust, (TSFR1M + 2.000%), Series 2025 ARCP 6.342 06/15/35 4,511,598
2,500,000 (a),(g) ARDN Mortgage Trust, (TSFR1M + 3.000%), Series 2025 ARCP 7.300 06/15/35 2,509,242
1,895,000 (a),(g) ARES Commercial Mortgage Trust, (TSFR1M + 1.692%), Series 2024 IND 7.012 07/15/41 1,900,795
3,000,000 (a),(g) BAMLL Trust, (TSFR1M + 2.350%), Series 2025 ASHF 6.692 02/15/42 3,000,961
2,406,469 (a) BANK, Series 2017 BNK8 4.083 11/15/50 2,177,281
3,000,000 (g) BANK, Series 2019 BN21 2.500 10/17/52 2,195,710
1,000,000 BANK, Series 2019 BN21 3.093 10/17/52 911,498
1,000,000 BANK, Series 2019 BN23 3.455 12/15/52 924,907
2,000,000 BANK, Series 2020 BN30 1.925 12/15/53 1,723,228
1,750,000 BANK, Series 2024 BNK48 5.053 10/15/57 1,761,291
1,696,000 BANK, Series 2019 BN20 3.011 09/15/62 1,574,186
4,500,000 (a),(g) BBCMS Mortgage Trust, Series 2018 CHRS 4.409 08/05/38 3,759,322
2,500,000 (a),(g) BBCMS Trust, Series 2015 SRCH 5.122 08/10/35 2,343,286
1,791,968 (a) Benchmark, Series 2018 B4 4.311 07/15/51 1,745,181
1,769,000 (a),(g) Benchmark Mortgage Trust, Series 2020 IG2 2.791 09/15/48 1,536,860
2,800,000 (a),(g) Benchmark Mortgage Trust, Series 2020 IG3 3.199 09/15/48 2,311,456
5,000,000 (a),(g) Benchmark Mortgage Trust, Series 2020 IG3 3.654 09/15/48 4,765,718
1,000,000 (a) Benchmark Mortgage Trust, Series 2018 B2 4.450 02/15/51 802,771
1,500,000 (a) Benchmark Mortgage Trust, Series 2018 B3 4.553 04/10/51 1,297,434
2,000,000 Benchmark Mortgage Trust, Series 2018 B8 4.232 01/15/52 1,960,104
1,100,000 Benchmark Mortgage Trust, Series 2019 B9 4.267 03/15/52 1,049,642
1,000,000 Benchmark Mortgage Trust, Series 2019 B12 3.419 08/15/52 930,915
1,000,000 (a) Benchmark Mortgage Trust, Series 2018 B7 4.510 05/15/53 993,748
9,100,000 (g) Benchmark Mortgage Trust, Series 2020 B18 4.139 07/15/53 8,997,314
6,500,000 (a) Benchmark Mortgage Trust, Series 2021 B23 2.563 02/15/54 4,771,341
3,770,000 Benchmark Mortgage Trust, Series 2021 B24 2.584 03/15/54 3,314,460
2,230,000 Benchmark Mortgage Trust, Series 2021 B27 2.390 07/15/54 1,940,863
2,000,000 Benchmark Mortgage Trust, Series 2023 B38 5.626 04/15/56 2,047,714
1,675,000 Benchmark Mortgage Trust, Series 2023 B39 5.750 07/15/56 1,767,316
3,915,000 Benchmark Mortgage Trust, Series 2019 B14 3.493 12/15/62 3,267,031
1,900,000 (a) Benchmark Mortgage Trust, Series 2019 B14 3.763 12/15/62 1,455,256
1,500,000 Benchmark Mortgage Trust Series - 2019 B12 (Class C), Series 0.000 08/15/52 1,202,243
1,556,210 (a),(g) BX Commercial Mortgage Trust, (LIBOR 1 M + 1.914%), Series 2021 SOAR 1.910 06/15/38 1,556,895
2,000,000 (a),(g) BX Commercial Mortgage Trust, (TSFR1M + 4.874%), Series 2024 BRBK 9.188 10/15/41 2,013,187
2,000,000 (a),(g) BXP Trust, Series 2021 601L 2.868 01/15/44 1,571,901

Core Plus Bond

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 2,250,000 (a) Cantor Commercial Real Estate Lending, Series 2019 CF1 4.352% 05/15/52 $ 1,884,942
1,800,000 (a) CD Mortgage Trust, Series 2016 CD2 3.879 11/10/49 1,575,906
1,000,000 (a) CD Mortgage Trust, Series 2016 CD2 4.107 11/10/49 607,151
1,400,000 (a) CD Mortgage Trust, Series 2017 CD3 4.682 02/10/50 654,842
4,000,000 (a),(g) Century Plaza Towers, Series 2019 CPT 3.097 11/13/39 3,265,073
215,792 (a),(g) CF Mortgage Trust, Series 2020 P1 2.840 04/15/52 214,369
8,750,000 (a),(g) CF Mortgage Trust, Series 2020 P1 3.603 04/15/52 8,020,211
5,000,000 (a) CFCRE Commercial Mortgage Trust, Series 2016 C6 3.502 11/10/49 4,853,210
156,442 (a),(g) CIM Trust, Series 2021 J2 2.671 04/25/51 127,019
3,400,000 (a),(g) Citigroup Commercial Mortgage Trust, (TSFR1M + 2.014%), Series 2021 PRM2 6.326 10/15/38 3,390,151
642,277 (a),(g) Citigroup Commercial Mortgage Trust, Series 2014 GC23 4.741 07/10/47 609,441
1,560,961 (a) Citigroup Commercial Mortgage Trust, Series 2015 GC29 3.758 04/10/48 1,503,986
1,650,000 (a) Citigroup Commercial Mortgage Trust, Series 2015 GC29 4.113 04/10/48 1,502,902
2,717,806 Citigroup Commercial Mortgage Trust, Series 2016 GC37 4.233 04/10/49 2,661,516
2,000,000 (a) Citigroup Commercial Mortgage Trust, Series 2016 P3 4.271 04/15/49 1,869,475
2,000,000 (a) Citigroup Commercial Mortgage Trust, Series 2018 B2 4.179 03/10/51 1,956,779
1,670,000 Citigroup Commercial Mortgage Trust, Series 2019 GC41 3.018 08/10/56 1,525,021
2,943,193 (a),(g) COMM Mortgage Trust, Series 2013 LC13 5.549 08/10/46 2,700,034
4,507,024 (a) COMM Mortgage Trust, Series 2014 CR14 3.793 02/10/47 4,343,396
2,916,223 COMM Mortgage Trust, Series 2014 CR17 4.377 05/10/47 2,816,917
5,150,000 (a),(g) COMM Mortgage Trust, Series 2014 UBS3 4.767 06/10/47 2,214,500
2,500,000 (g) COMM Mortgage Trust, Series 2015 CR22 3.000 03/10/48 1,718,625
2,600,000 (a),(g) COMM Mortgage Trust, Series 2015 CR22 3.975 03/10/48 2,007,570
3,340,500 (a) COMM Mortgage Trust, Series 2015 CR22 3.975 03/10/48 3,022,359
1,090,492 (a) COMM Mortgage Trust, Series 2015 CR23 4.221 05/10/48 1,059,779
2,500,000 (a) COMM Mortgage Trust, Series 2015 CR24 3.463 08/10/48 2,269,058
3,000,000 (a) COMM Mortgage Trust, Series 2015 CR24 4.320 08/10/48 2,862,100
2,500,000 (a) COMM Mortgage Trust, Series 2015 CR24 4.474 08/10/48 2,480,146
3,175,000 (a) COMM Mortgage Trust, Series 2015 CR26 4.668 10/10/48 2,977,521
2,500,000 (a) COMM Mortgage Trust, Series 2018 COR3 4.668 05/10/51 2,103,058
2,475,000 (a),(g) Connecticut Avenue Securities Trust, (SOFR30A + 3.000%), Series 2022 R05 7.305 04/25/42 2,542,726
2,500,000 (a),(g) Connecticut Avenue Securities Trust, (SOFR30A + 7.000%), Series 2022 R05 11.305 04/25/42 2,707,641
15,060,000 (a),(g) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06 8.155 05/25/42 15,760,960
3,565,000 (a),(g) Connecticut Avenue Securities Trust, (SOFR30A + 3.600%), Series 2022 R08 7.950 07/25/42 3,722,549
6,005,000 (a),(g) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09 9.056 09/25/42 6,438,632
9,681,000 (a),(g) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01 8.056 12/25/42 10,221,981
1,850,000 (a),(g) CSMC, Series 2019 NQM1 3.388 10/25/59 1,773,554
1,799,583 (a),(g) CSMC, Series 2021 NQM1 2.130 05/25/65 1,418,842
1,621,608 (a),(g) CSMC, Series 2021 NQM8 2.405 10/25/66 1,421,230
5,065,000 DBJPMortgage Trust, Series 2016 C1 3.539 05/10/49 4,955,067
2,425,000 DBJPMortgage Trust, Series 2020 C9 1.926 08/15/53 2,132,830
1,498,256 (a),(g) ELP Commercial Mortgage Trust, (TSFR1M + 2.233%), Series 2021 ELP 6.545 11/15/38 1,497,508
776,203 (a),(g) Flagstar Mortgage Trust, Series 2017 2 3.978 10/25/47 710,364
27,371 (a),(g) Flagstar Mortgage Trust, Series 2018 5 4.000 09/25/48 25,873
1,171,884 (a),(g) Flagstar Mortgage Trust, Series 2021 2 2.500 04/25/51 950,271
1,566,703 (a),(g) Flagstar Mortgage Trust, Series 2021 4 2.500 06/01/51 1,270,426
1,007,569 (a),(g) Flagstar Mortgage Trust, Series 2021 5INV 3.339 07/25/51 823,130
353,028 (a),(g) Flagstar Mortgage Trust, Series 2021 7 2.925 08/25/51 287,583
7,365,272 (a),(g) Flagstar Mortgage Trust, Series 2021 10IN 3.000 10/25/51 6,237,545
1,294,848 (a),(g) Flagstar Mortgage Trust, Series 2021 10IN 3.501 10/25/51 1,058,073
540,000 (a),(g) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%), Series 2023 HQA3 7.702 11/25/43 570,388
2,250,000 (a) GS Mortgage Securities Trust, Series 2016 GS3 4.101 10/10/49 2,114,084
3,725,000 (a) GS Mortgage Securities Trust, Series 2016 GS4 4.073 11/10/49 3,326,390
2,000,000 (g) GS Mortgage Securities Trust, Series 2017 GS7 3.000 08/10/50 1,774,548
1,500,000 (a) GS Mortgage Securities Trust, Series 2018 GS10 4.384 07/10/51 1,423,062
3,800,000 (a) GS Mortgage Securities Trust, Series 2019 GC38 4.158 02/10/52 3,664,085
1,500,000 (a) GS Mortgage Securities Trust, Series 2019 GC38 4.761 02/10/52 1,394,651
1,000,000 (a) GS Mortgage Securities Trust, Series 2020 GC45 3.405 02/13/53 905,559
3,000,000 GS Mortgage Securities Trust, Series 2020 GSA2 2.012 12/12/53 2,616,004
41,799 (a),(g) GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2 4.000 11/25/49 39,495
98,185 (a),(g) GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2 4.000 11/25/49 92,773
213,506 (a),(g) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ4 3.000 01/25/51 183,267

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 13,933,768 (a),(g) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 0.251% 03/27/51 $ 181,204
397,542 (a),(g) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 3.000 03/27/51 341,279
928,435 (a),(g) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ6 2.500 05/25/51 758,927
4,819,775 (a),(g) GS Mortgage-Backed Securities Corp Trust, Series 2021 PJ5 2.500 10/25/51 3,907,713
3,318,444 (a),(g) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ2 3.000 06/25/52 2,808,108
257,774 (a),(g) GS Mortgage-Backed Securities Trust, Series 2020 PJ1 3.611 05/25/50 227,480
402,543 (a),(g) GS Mortgage-Backed Securities Trust, Series 2021 GR1 3.091 11/25/51 338,118
508,387 (a),(g) GS Mortgage-Backed Securities Trust, Series 2021 INV1 3.022 12/25/51 408,324
7,751,040 (a),(g) GS Mortgage-Backed Securities Trust, Series 2021 PJ7 2.500 01/25/52 6,285,253
3,736,178 (a),(g) GS Mortgage-Backed Securities Trust, Series 2021 PJ8 2.500 01/25/52 3,029,915
1,443,524 (a),(g) GS Mortgage-Backed Securities Trust, Series 2021 PJ7 2.721 01/25/52 1,160,661
993,422 (a),(g) GS Mortgage-Backed Securities Trust, Series 2022 LTV1 3.243 06/25/52 816,385
1,900,286 (a),(g) GS Mortgage-Backed Securities Trust, Series 2022 INV1 3.000 07/25/52 1,612,290
3,392,552 (a),(g) GS Mortgage-Backed Securities Trust, Series 2022 HP1 3.000 09/25/52 2,873,105
2,393,862 (a),(g) GS Mortgage-Backed Securities Trust, Series 2022 PJ5 3.000 10/25/52 2,025,715
4,311,264 (a),(g) GS Mortgage-Backed Securities Trust, Series 2022 LTV2 4.337 12/25/52 3,861,432
2,108,158 (a),(g) GS Mortgage-Backed Securities Trust, Series 2022 PJ6 3.000 01/25/53 1,784,949
3,051,680 (a),(g) GS Mortgage-Backed Securities Trust, Series 2023 PJ1 3.500 02/25/53 2,668,959
582,904 (a),(g) GS Mortgage-Backed Securities Trust, Series 2025 PJ4 6.000 09/25/55 584,662
1,450,000 (a),(d),(g) GSAT Trust, (TSFR1M + 1.500%), Series 2025 BMF 5.820 07/15/30 1,452,774
3,000,000 (a),(d),(g) GSAT Trust, (TSFR1M + 1.950%), Series 2025 BMF 6.270 07/15/30 3,006,194
160,600 (g) GSMPS Mortgage Loan Trust, Series 2005 RP2 7.500 03/25/35 160,321
136,449 (g) GSMPS Mortgage Loan Trust, Series 2005 RP3 7.500 09/25/35 137,755
6,000,000 (a),(g) Houston Galleria Mall Trust, Series 2025 HGLR 5.462 02/05/45 6,167,944
5,500,000 (a),(g) HTL Commercial Mortgage Trust, Series 2024 T53 7.324 05/10/39 5,570,544
2,250,000 (a),(g) Hudson Yards Mortgage Trust, Series 2019 30HY 3.558 07/10/39 2,046,444
1,000,000 (a),(g) Hudson Yards Mortgage Trust, Series 2019 55HY 3.041 12/10/41 884,536
3,325,000 (a),(g) ILPT Commercial Mortgage Trust, Series 2025 LPF2 5.292 07/15/42 3,378,347
2,000,000 (a),(g) ILPT Commercial Mortgage Trust, Series 2025 LPF2 8.199 07/15/42 2,055,493
445,690 (a),(g) Imperial Fund Mortgage Trust, Series 2020 NQM1 2.051 10/25/55 421,584
440,000 (a),(g) Imperial Fund Mortgage Trust, Series 2020 NQM1 3.531 10/25/55 405,733
3,500,000 (a),(g) IP Mortgage Trust, Series 2025 IP 5.540 06/10/42 3,553,073
300,362 (a),(g) J.P. Morgan Mortgage Trust, Series 2022 5 2.953 09/25/52 237,235
23,790 (a) JP Morgan Alternative Loan Trust, (TSFR1M + 0.674%), Series 2007 S1 4.994 04/25/47 22,883
165,519 (a),(g) JP Morgan Chase Commercial Mortgage Securities Corp, Series 2013 C13 4.115 01/15/46 159,276
2,500,000 (g) JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020 NNN 3.065 01/16/37 2,025,024
1,000,000 (g) JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020 NNN 3.267 01/16/37 685,010
1,140,000 JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016 JP2 2.822 08/15/49 1,118,635
672,911 (a),(g) JP Morgan Mortgage Trust, (LIBOR 1 M - 0.000%), Series 2015 1 5.661 12/25/44 655,433
55,278 (a),(g) JP Morgan Mortgage Trust, Series 2015 3 3.500 05/25/45 51,544
272,112 (a),(g) JP Morgan Mortgage Trust, Series 2015 6 3.500 10/25/45 251,328
594,301 (a),(g) JP Morgan Mortgage Trust, Series 2018 3 3.500 09/25/48 533,347
851,390 (a),(g) JP Morgan Mortgage Trust, Series 2018 5 3.500 10/25/48 770,396
574,286 (a),(g) JP Morgan Mortgage Trust, Series 2017 5 4.921 10/26/48 575,286
105,748 (a),(g) JP Morgan Mortgage Trust, Series 2018 9 4.000 02/25/49 98,998
165,309 (a),(g) JP Morgan Mortgage Trust, Series 2019 1 4.000 05/25/49 155,097
2,244,325 (a),(g) JP Morgan Mortgage Trust, Series 2020 1 3.818 06/25/50 2,018,783
11,275,309 (a),(g) JP Morgan Mortgage Trust, Series 2021 3 0.136 07/25/51 85,785
7,940,017 (a),(g) JP Morgan Mortgage Trust, Series 2021 4 0.130 08/25/51 58,142
951,176 (a),(g) JP Morgan Mortgage Trust, Series 2021 4 2.880 08/25/51 766,880
15,360,750 (a),(g) JP Morgan Mortgage Trust, Series 2021 6 0.133 10/25/51 116,860
2,746,838 (a),(g) JP Morgan Mortgage Trust, Series 2021 6 2.500 10/25/51 2,228,245
4,188,136 (a),(g) JP Morgan Mortgage Trust, Series 2021 INV2 0.400 12/25/51 103,441
921,994 (a),(g) JP Morgan Mortgage Trust, Series 2021 10 2.500 12/25/51 747,637
804,228 (a),(g) JP Morgan Mortgage Trust, Series 2021 INV4 3.205 01/25/52 647,953
983,495 (a),(g) JP Morgan Mortgage Trust, Series 2021 12 2.500 02/25/52 799,471
624,192 (a),(g) JP Morgan Mortgage Trust, Series 2022 INV1 3.293 03/25/52 521,677
1,479,249 (a),(g) JP Morgan Mortgage Trust, Series 2021 14 2.500 05/25/52 1,199,511
945,257 (a),(g) JP Morgan Mortgage Trust, Series 2021 LTV2 2.927 05/25/52 817,434
274,940 (a),(g) JP Morgan Mortgage Trust, Series 2021 INV8 3.281 05/25/52 223,682
1,426,544 (a),(g) JP Morgan Mortgage Trust, Series 2022 2 3.000 08/25/52 1,208,121
2,001,838 (a),(g) JP Morgan Mortgage Trust, Series 2022 INV3 3.000 09/25/52 1,695,953

Core Plus Bond

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 3,705,174 (a),(g) JP Morgan Mortgage Trust, Series 2022 LTV2 3.500% 09/25/52 $ 3,235,826
2,738,054 (a),(g) JP Morgan Mortgage Trust, Series 2022 7 3.000 12/25/52 2,314,686
867,732 (a),(g) JP Morgan Mortgage Trust, Series 2022 7 4.000 12/25/52 784,546
1,482,637 JPMBB Commercial Mortgage Securities Trust, Series 2014 C22 4.110 09/15/47 1,442,976
1,100,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2014 C22 4.508 09/15/47 1,053,093
1,778,355 (a) JPMBB Commercial Mortgage Securities Trust, Series 2014 C23 4.700 09/15/47 1,662,698
1,550,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2014 C23 4.700 09/15/47 1,418,969
5,000,000 JPMBB Commercial Mortgage Securities Trust, Series 2015 C27 3.634 02/15/48 4,689,287
3,500,000 JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4.106 08/15/48 3,448,061
5,500,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4.754 08/15/48 5,203,346
2,500,000 (a),(g) JPMBB Commercial Mortgage Securities Trust, Series 2016 C1 4.353 03/17/49 2,194,465
969,588 JPMCC Commercial Mortgage Securities Trust, Series 2017 JP7 3.379 09/15/50 947,238
2,800,000 JPMDB Commercial Mortgage Securities Trust, Series 2020 COR7 2.536 05/13/53 2,252,989
1,500,000 (a),(g) KRE Commercial Mortgage Trust, (TSFR1M + 1.300%), Series 2025 AIP4 5.612 03/15/42 1,498,380
297,664 MASTR Alternative Loan Trust, Series 2004 1 7.000 01/25/34 302,683
1,250,000 (a),(g) MF1 LLC, (TSFR1M + 1.488%), Series 2025 FL19 5.838 05/18/42 1,252,733
2,750,000 (a) Morgan Stanley Capital I Trust, Series 2018 H3 4.429 07/15/51 2,698,794
2,000,000 (a),(g) Morgan Stanley Capital I Trust, Series 2024 NSTB 3.900 09/24/57 1,903,828
812,529 (a),(g) Morgan Stanley Residential Mortgage Loan Trust, Series 2021 4 2.500 07/25/51 723,252
2,318,931 (a),(g) Morgan Stanley Residential Mortgage Loan Trust, Series 2023 1 4.000 02/25/53 2,101,024
1,500,000 (g) MRCD Mortgage Trust, Series 2019 PARK 2.718 12/15/36 1,052,100
9,507,202 (a),(g) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE 5.915 07/15/36 9,059,850
3,000,000 (a),(g) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 3.579%), Series 2019 MILE 7.891 07/15/36 2,174,813
4,500,000 (a),(g) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 4.329%), Series 2019 MILE 8.641 07/15/36 3,011,747
818,672 (a),(g) New Residential Mortgage Loan Trust, Series 2022 INV1 3.514 03/25/52 663,257
49,863 (a) New York Mortgage Trust, (TSFR1M + 0.594%), Series 2005 3 4.914 02/25/36 49,626
4,900,000 (a),(g) NRTH Mortgage Trust, (TSFR1M + 1.641%), Series 2024 PARK 5.953 03/15/39 4,909,723
3,750,000 (a),(g) NYC Trust, (TSFR1M + 2.840%), Series 2024 3ELV 7.151 08/15/29 3,732,588
4,612,260 (a),(g) OBX Trust, Series 2021 J2 2.500 07/25/51 3,740,043
184,080 (a),(g) OBX Trust, Series 2022 J2 3.436 08/25/52 156,331
3,511,835 (a),(g) OBX Trust, Series 2022 INV5 4.000 10/25/52 3,175,171
1,369,218 (a),(g) Oceanview Mortgage Trust, Series 2021 1 2.500 05/25/51 1,110,287
954,032 (a),(g) Oceanview Mortgage Trust, Series 2022 1 4.500 11/25/52 898,773
6,000,000 (g) One Bryant Park Trust, Series 2019 OBP 2.516 09/15/54 5,468,533
2,000,000 (a),(g) ONNI Commerical Mortgage Trust, Series 2024 APT 6.150 07/15/39 2,042,719
2,800,000 (a),(g) OPEN Trust, (TSFR1M + 5.236%), Series 2023 AIR 9.548 11/15/40 2,811,823
1,500,000 (a),(g) PKHL Commercial Mortgage Trust, (TSFR1M + 0.994%), Series 2021 MF 5.306 07/15/38 1,419,592
1,217,970 (a),(g) RCKT Mortgage Trust, Series 2022 4 3.500 06/25/52 1,065,205
130,275 (a),(g) Sequoia Mortgage Trust, Series 2015 2 3.500 05/25/45 120,157
166,366 (a),(g) Sequoia Mortgage Trust, Series 2016 1 3.500 06/25/46 153,095
486,874 (a),(g) Sequoia Mortgage Trust, Series 2017 2 3.500 02/25/47 442,245
1,011,745 (a),(g) Sequoia Mortgage Trust, Series 2017 6 3.720 09/25/47 960,553
186,696 (a),(g) Sequoia Mortgage Trust, Series 2018 3 3.500 03/25/48 169,396
13,811 (a),(g) Sequoia Mortgage Trust, Series 2018 7 4.000 09/25/48 13,115
1,537,796 (a),(g) Sequoia Mortgage Trust, Series 2020 3 3.000 04/25/50 1,315,986
178,257 (a),(g) Sequoia Mortgage Trust, Series 2021 1 2.658 03/25/51 146,360
2,500,000 (g) SLG Office Trust, Series 2021 OVA 2.851 07/15/41 2,109,859
2,269,709 (a),(g) Verus Securitization Trust, Series 2021 7 2.240 10/25/66 1,976,599
4,651 (a) Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004 RA3 5.548 08/25/38 4,631
1,500,000 (a),(g) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 0.921%), Series 2017 SMP 6.258 12/15/34 1,390,507
2,000,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2015 NXS1 4.041 05/15/48 1,941,273
1,300,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2015 P2 4.818 12/15/48 1,277,953
2,000,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2024 C63 5.820 08/15/57 2,076,304
1,200,000 (g) Wells Fargo Commercial Mortgage Trust, Series 2015 NXS3 3.153 09/15/57 1,175,128
55,672 (a),(g) Wells Fargo Mortgage Backed Securities Trust, Series 2019 2 4.000 04/25/49 53,015
259,553 (a),(g) Wells Fargo Mortgage Backed Securities Trust, Series 2020 4 3.000 07/25/50 221,426
6,016,652 (a),(g) Wells Fargo Mortgage Backed Securities Trust, Series 2021 2 2.500 06/25/51 4,886,361
1,135,749 (a),(g) Wells Fargo Mortgage Backed Securities Trust, Series 2022 2 2.500 12/25/51 920,969
1,409,940 (a),(g) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3.000 03/25/52 1,194,939
1,818,407 (a),(g) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3.426 03/25/52 1,505,742
2,442,261 (a),(g) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3.500 03/25/52 2,137,280

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 81,899 (a),(g) WinWater Mortgage Loan Trust, Series 2014 1 3.928% 06/20/44 $ 69,595
TOTAL OTHER MORTGAGE BACKED 442,644,705
TOTAL STRUCTURED ASSETS
(Cost $682,297,898) 643,570,774
TOTAL LONG-TERM INVESTMENTS
(Cost $4,784,253,621) 4,578,559,106
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.7%
32,466,617 (k) State Street Navigator Securities Lending Government Money Market Portfolio 4.350 (l) 32,466,617
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $32,466,617) 32,466,617
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.7%
GOVERNMENT AGENCY DEBT - 0.0%
1,000,000 Tennessee Valley Authority Discount Notes 0.000 07/09/25 998,958
TOTAL GOVERNMENT AGENCY DEBT 998,958
REPURCHASE AGREEMENT - 0.6%
26,596,000 (m) Fixed Income Clearing Corporation 4.350 07/01/25 26,596,000
TOTAL REPURCHASE AGREEMENT 26,596,000
TREASURY DEBT - 0.1%
5,000,000 United States Treasury Bill 0.000 07/08/25 4,995,970
TOTAL TREASURY DEBT 4,995,970
TOTAL SHORT-TERM INVESTMENTS
(Cost $32,590,963) 32,590,928
TOTAL INVESTMENTS - 99.5%
(Cost $4,849,311,201) 4,643,616,651
OTHER ASSETS & LIABILITIES, NET - 0.5% 23,403,244
NET ASSETS - 100.0% $ 4,667,019,895
BRL Brazilian Real
CLP Chilean Peso
DOP Dominican Republic Peso
ETF Exchange Traded Fund
EUR Euro
IDR Indonesian Rupiah
INR Indian Rupee
LIBOR London Interbank Offered Rate
M Month
PIK Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
PLN Polish Zloty
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR30A 30 Day Average Secured Overnight Financing Rate
TBD Bank loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
UGX Ugandan Shilling
UZS Uzbekistani Som
ZAR South African Rand

Core Plus Bond

Portfolio of Investments June 30, 2025
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) All or a portion of these securities represent an outstanding unfunded commitment.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) When-issued or delayed delivery security.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(g) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,344,272,710 or 28.9% of Total
Investments.
(h) Perpetual security. Maturity date is not applicable.
(i) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 1.6% of Total Investments.
(j) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $38,027,573.
(k) Investments made with cash collateral received from securities on loan.
(l) The rate shown is the one-day yield as of the end of the reporting period.
(m) Agreement with Fixed Income Clearing Corporation, 4.350% dated 6/30/25 to be repurchased at $26,599,214 on 7/1/25, collateralized by Government Agency Securities, with coupon rate
4.500% and maturity date 12/31/31, valued at $27,127,931.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note 340 09/30/25  $ 36,773,778 $ 37,060,000 $ 286,222
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 1,591,610 EUR 1,436,593 Bank of America, N.A. 07/11/25 $ (101,910)
EUR 111,570 $ 125,193 Citibank N.A. 07/11/25 6,331
$ 1,033,368 EUR 902,742 Morgan Stanley Capital Services 07/11/25 (30,825)
$ 620,597 EUR 528,225 Morgan Stanley Capital Services 07/11/25 (2,098)
EUR 528,225 $ 620,188 Morgan Stanley Capital Services 07/01/25 2,075
Total  $ (126,427)
Total unrealized appreciation on forward foreign currency contracts  $ 8,406
Total unrealized depreciation on forward foreign currency contracts  $ (134,833)
EUR Euro
Credit Default Swaps - Centrally Cleared
SOLD
Counterparty
Reference
Entity
Fixed Rate
(Annualized)
Current Credit
Spread(a)
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount (b) Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000% 5.00% Quarterly 06/20/30 $24,000,000 $1,841,987 $1,544,818 $297,169
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000 5.00% Quarterly 06/27/30 403,500,000 (31,064,088) (22,550,030) (8,514,058)
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000 5.00% Quarterly 06/20/30 10,000,000 767,495 532,531 234,964
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000 5.00% Quarterly 06/20/30 20,000,000 1,534,989 1,200,086 334,903
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000 5.00% Quarterly 06/20/30 20,000,000 1,534,989 1,269,317 265,672
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000 5.00% Quarterly 06/20/30 19,000,000 1,458,240 1,245,104 213,136
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000 5.00% Quarterly 06/20/30 28,000,000 2,148,985 1,911,985 237,000

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SOLD
Counterparty
Reference
Entity
Fixed Rate
(Annualized)
Current Credit
Spread(a)
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount(b) Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000 5.00% Quarterly 06/20/30 15,000,000 1,151,242 929,344 221,898
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000 5.00% Quarterly 06/20/30 10,000,000 767,495 626,513 140,982
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000 5.00% Quarterly 06/20/30 20,000,000 1,534,989 1,391,932 143,057
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000 5.00% Quarterly 06/20/30 14,000,000 (1,074,493) (527,065) (547,428)
Total $(19,398,170) $(12,425,465) $ (6,972,705)
(a) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.
(a) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Core Plus Bond

Portfolio of Investments June 30, 2025
(continued)
Fund Level 1 Level 2 Level 3 Total
Core Plus Bond
Long-Term Investments
:
Bank loan obligations $— $185,681,105 $— $185,681,105
Common stocks — 24,933 15 24,948
Corporate bonds — 1,643,030,546 — 1,643,030,546
Government bonds — 2,051,589,638 — 2,051,589,638
Investment companies 50,222,196 — — 50,222,196
Preferred stocks 4,439,899 — — 4,439,899
Structured assets — 640,889,704 2,681,070 643,570,774
Investments purchased with collateral from securities lending 32,466,617 — — 32,466,617
Short-Term Investments
:
Government agency debt — 998,958 — 998,958
Repurchase agreement — 26,596,000 — 26,596,000
Treasury debt — 4,995,970 — 4,995,970
Investments in Derivatives
:
Credit default swap contracts* — (6,972,705) — (6,972,705)
Forward foreign currency contracts* — (126,427) — (126,427)
Futures contracts* 286,222 — — 286,222
Total $87,414,934 $4,546,707,722 $2,681,085 $4,636,803,741
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments June 30, 2025
5-15 Year Laddered Tax Exempt Bond

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.5%
LONG-TERM MUNICIPAL BONDS - 98.5%
ALABAMA - 1.1%
$ 220,000 City of Andalusia AL 4 .000% 10/01/33 $ 220,525
500,000 City of Birmingham AL 5 .000 12/01/30 527,153
600,000 County of Jefferson AL Sewer Revenue 5 .000 10/01/39 628,265
630,000 County of Mobile AL 5 .000 02/01/34 667,044
250,000 Jackson County Board of Education 3 .000 03/01/39 205,057
TOTAL ALABAMA 2,248,044
ALASKA - 0.3%
500,000 Alaska Municipal Bond Bank Authority 5 .000 12/01/31 510,062
TOTAL ALASKA 510,062
ARIZONA - 0.7%
150,000 Maricopa County Unified School District No 60 Higley 5 .000 06/01/38 158,884
190,000 Pinal County Electric District No 3 5 .000 07/01/33 192,804
1,005,000 Salt River Project Agricultural Improvement & Power District 5 .000 01/01/38 1,030,533
TOTAL ARIZONA 1,382,221
ARKANSAS - 0.5%
1,000,000 City of Fort Smith AR Water & Sewer Revenue 5 .000 10/01/32 1,042,876
TOTAL ARKANSAS 1,042,876
CALIFORNIA - 6.0%
800,000 California Community Choice Financing Authority 5 .000 11/01/32 852,861
1,510,000 California Health Facilities Financing Authority 5 .000 09/01/33 1,547,580
1,200,000 California Housing Finance Agency 3 .650 09/01/34 1,181,809
1,400,000 (a) California Infrastructure & Economic Development Bank 9 .500 01/01/65 1,327,484
2,500,000 City of Los Angeles Department of Airports 5 .000 05/15/33 2,669,817
1,000,000 City of Los Angeles Department of Airports 5 .000 05/15/35 1,053,018
800,000 Sacramento City Unified School District 5 .000 08/01/39 844,919
50,000 State of California 4 .000 03/01/36 52,858
2,425,000 State of California 4 .000 03/01/36 2,437,474
TOTAL CALIFORNIA 11,967,820
COLORADO - 0.6%
1,000,000 Colorado Health Facilities Authority 4 .000 11/15/38 976,579
250,000 Colorado Health Facilities Authority 5 .000 12/01/41 250,080
TOTAL COLORADO 1,226,659
CONNECTICUT - 2.9%
765,000 Capital Region Development Authority 5 .000 06/15/33 802,701
1,900,000 City of Bridgeport CT 5 .000 06/01/34 2,030,916
330,000 Connecticut State Health & Educational Facilities Authority 5 .000 07/01/30 339,236
350,000 Connecticut State Health & Educational Facilities Authority 5 .000 07/01/32 360,484
350,000 Connecticut State Health & Educational Facilities Authority 5 .000 07/01/33 359,628
1,540,000 State of Connecticut 3 .000 01/15/36 1,389,632
255,000 State of Connecticut 5 .000 11/15/38 272,671
200,000 State of Connecticut 5 .000 01/15/39 216,473
TOTAL CONNECTICUT 5,771,741
DISTRICT OF COLUMBIA - 0.9%
1,435,000 Metropolitan Washington Airports Authority Aviation Revenue 5 .000 10/01/32 1,504,575
300,000 Washington Metropolitan Area Transit Authority 5 .000 07/01/32 309,280
TOTAL DISTRICT OF COLUMBIA 1,813,855
FLORIDA - 7.0%
2,500,000 Brevard County School District 5 .000 07/01/31 2,591,945
210,000 City of Mount Dora FL Fire Protection Assessment Revenue 5 .000 05/01/30 220,116
1,200,000 County of Miami-Dade FL Aviation Revenue 5 .500 10/01/55 1,234,038
1,000,000 County of Miami-Dade FL Water & Sewer System Revenue 5 .000 10/01/32 1,129,845
550,000 County of Okaloosa FL Sales Tax Revenue 5 .000 10/01/33 583,523
490,000 (a) Florida Development Finance Corp 12 .000 07/15/32 487,550
750,000 Florida Development Finance Corp 4 .000 11/15/39 702,640
1,000,000 Florida Development Finance Corp 5 .000 07/01/41 911,475
1,200,000 Greater Orlando Aviation Authority 4 .000 10/01/35 1,195,467
175,000 Hillsborough County Aviation Authority 5 .000 10/01/31 181,332

5-15 Year Laddered Tax Exempt Bond

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 190,000 Hillsborough County Aviation Authority 5 .000% 10/01/33 $ 195,664
1,000,000 Hillsborough County Port District 5 .000 06/01/33 1,037,780
250,000 Palm Beach County School District 5 .000 08/01/39 266,877
500,000 School District of Broward County 5 .000 07/01/31 507,972
2,040,000 School District of Broward County 5 .000 07/01/32 2,208,686
540,000 Volusia County Educational Facility Authority 5 .000 10/15/32 558,197
TOTAL FLORIDA 14,013,107
GEORGIA - 6.5%
1,000,000 Athens-Clarke County Unified Government Development Authority 5 .000 06/15/40 1,064,201
2,500,000 City of Atlanta GA Department of Aviation 4 .000 07/01/34 2,506,043
1,000,000 Dahlonega Downtown Development Authority 4 .000 07/01/37 969,981
1,250,000 Dahlonega Downtown Development Authority 4 .000 07/01/38 1,205,367
1,000,000 Dahlonega Downtown Development Authority 5 .000 07/01/39 1,016,266
865,000 Dalton Whitfield County Joint Development Authority 5 .000 08/15/39 918,280
750,000 Gainesville & Hall County Hospital Authority 5 .000 10/15/34 830,890
2,000,000 Macon Water Authority 5 .000 10/01/54 2,049,101
1,000,000 Main Street Natural Gas, Inc 5 .000 12/01/30 1,051,636
1,250,000 Main Street Natural Gas, Inc 5 .000 12/01/32 1,333,532
TOTAL GEORGIA 12,945,297
GUAM - 0.2%
200,000 Port Authority of Guam 5 .000 07/01/29 207,131
200,000 Port Authority of Guam 5 .000 07/01/30 206,626
TOTAL GUAM 413,757
ILLINOIS - 9.0%
500,000 Chicago Housing Authority 5 .000 01/01/33 516,351
250,000 City of Chicago IL 6 .000 01/01/50 258,116
270,000 City of LeRoy IL 3 .000 12/01/35 236,295
200,000 City of Waukegan IL Water & Sewer System Revenue 5 .000 12/30/31 216,159
1,750,000 County of Cook IL 5 .000 11/15/31 1,784,940
1,355,000 County of Cook IL Sales Tax Revenue 4 .000 11/15/39 1,271,325
2,000,000 Illinois Finance Authority 5 .000 10/01/34 2,008,954
475,000 Illinois Finance Authority 5 .000 10/01/36 477,504
1,825,000 Illinois State Toll Highway Authority 5 .000 01/01/37 1,986,066
275,000 Illinois State Toll Highway Authority 5 .000 01/01/39 292,866
225,000 Madison & Jersey Counties Unit School District No 11-Alton 5 .000 12/01/30 234,980
300,000 Metropolitan Pier & Exposition Authority 5 .000 12/15/34 307,983
2,500,000 Sales Tax Securitization Corp 5 .000 01/01/31 2,719,974
1,655,000 State of Illinois 4 .000 02/01/30 1,663,582
1,043,000 Village of Bolingbrook IL 4 .000 03/01/30 1,052,432
545,000 Village of Broadview IL 5 .000 12/01/30 568,526
745,000 Village of Broadview IL 5 .000 12/01/33 772,806
1,005,000 Village of Lyons IL 4 .000 12/01/36 1,003,581
500,000 Village of Matteson IL 5 .000 12/01/35 518,663
TOTAL ILLINOIS 17,891,103
INDIANA - 1.4%
500,000 Brownsburg 1999 School Building Corp 5 .000 01/15/30 522,712
1,045,000 Indianapolis Local Public Improvement Bond Bank 6 .000 02/01/37 1,215,257
1,000,000 Indianapolis Local Public Improvement Bond Bank 6 .000 02/01/39 1,141,774
TOTAL INDIANA 2,879,743
IOWA - 1.9%
3,470,000 Iowa Finance Authority 5 .000 08/01/37 3,692,355
TOTAL IOWA 3,692,355
KENTUCKY - 1.4%
200,000 Kentucky State Property & Building Commission 3 .500 05/01/32 198,838
1,250,000 Paducah Electric Plant Board 5 .000 10/01/34 1,272,831
1,250,000 Paducah Electric Plant Board 5 .000 10/01/35 1,272,524
TOTAL KENTUCKY 2,744,193
LOUISIANA - 0.9%
500,000 New Orleans Aviation Board 5 .000 10/01/33 522,112

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 1,250,000 St. Tammany Parish Hospital Service District No 5 .000% 07/01/33 $ 1,296,005
TOTAL LOUISIANA 1,818,117
MASSACHUSETTS - 1.5%
1,500,000 Commonwealth of Massachusetts 5 .000 01/01/39 1,629,887
750,000 Massachusetts Development Finance Agency 4 .000 07/01/45 686,830
585,000 Town of Littleton MA 4 .000 11/15/40 581,348
TOTAL MASSACHUSETTS 2,898,065
MICHIGAN - 3.7%
200,000 City of Monroe MI 4 .000 05/01/36 201,210
500,000 Michigan Finance Authority 5 .000 02/28/37 537,195
4,380,000 Michigan State Housing Development Authority 4 .500 12/01/38 4,345,375
2,270,000 Wayne-Westland Community Schools 4 .000 11/01/38 2,223,929
TOTAL MICHIGAN 7,307,709
MINNESOTA - 3.3%
1,055,000 City of Minneapolis MN 5 .000 11/15/33 1,087,105
70,000 Duluth Economic Development Authority 5 .000 02/15/33 72,154
250,000 Forest Lake Independent School District No 831 3 .000 02/01/30 245,531
400,000 Hawley Independent School District No 150 5 .000 02/01/38 418,494
1,500,000 Howard Lake-Waverly-Winsted Independent School District No 2687 5 .000 02/01/36 1,644,454
2,500,000 Osseo Independent School District No 279 5 .000 02/01/35 2,744,745
285,000 Plymouth Intermediate District No 287 4 .000 05/01/31 285,254
TOTAL MINNESOTA 6,497,737
MISSISSIPPI - 2.2%
1,000,000 Mississippi Development Bank 5 .000 03/01/35 1,005,671
800,000 Mississippi Development Bank 4 .000 10/01/38 754,514
2,485,000 State of Mississippi Gaming Tax Revenue 5 .000 10/15/33 2,584,430
TOTAL MISSISSIPPI 4,344,615
MISSOURI - 0.5%
425,000 Missouri Joint Municipal Electric Utility Commission 5 .250 12/01/38 459,142
555,000 North Kansas City School District No 74 3 .000 03/01/32 532,685
TOTAL MISSOURI 991,827
NEBRASKA - 0.5%
1,000,000 Nebraska Investment Finance Authority 4 .150 09/01/40 967,374
TOTAL NEBRASKA 967,374
NEVADA - 1.2%
1,425,000 Clark County School District 4 .000 06/15/40 1,358,085
700,000 County of Clark NV 3 .125 11/01/35 652,228
500,000 (a) State of Nevada Department of Business & Industry 9 .500 01/01/65 473,750
TOTAL NEVADA 2,484,063
NEW JERSEY - 7.5%
2,500,000 New Jersey Economic Development Authority 5 .000 11/01/35 2,600,155
765,000 New Jersey Transportation Trust Fund Authority 5 .000 12/15/33 798,131
2,500,000 New Jersey Transportation Trust Fund Authority 5 .000 06/15/38 2,637,273
1,025,000 New Jersey Transportation Trust Fund Authority 4 .000 06/15/39 972,279
2,500,000 New Jersey Transportation Trust Fund Authority 5 .000 06/15/39 2,644,668
3,900,000 New Jersey Transportation Trust Fund Authority 4 .000 06/15/40 3,671,265
500,000 South Jersey Port Corp 5 .000 01/01/48 493,520
1,300,000 Toms River Board of Education 3 .000 07/15/38 1,072,840
TOTAL NEW JERSEY 14,890,131
NEW YORK - 5.3%
650,000 City of New York NY 5 .000 08/01/39 672,428
200,000 Long Island Power Authority 3 .000 09/01/36 181,518
545,000 Metropolitan Transportation Authority 4 .000 11/15/34 545,322
220,000 Metropolitan Transportation Authority 4 .000 11/15/37 212,647
1,250,000 Metropolitan Transportation Authority 5 .000 11/15/50 1,239,515
200,000 New York City Municipal Water Finance Authority 3 .500 06/15/32 200,020
350,000 New York City Transitional Finance Authority Future Tax Secured Revenue 4 .000 05/01/37 348,050
125,000 New York State Dormitory Authority 5 .000 07/01/38 132,779
750,000 New York State Dormitory Authority 5 .000 10/01/38 808,031
1,000,000 New York State Dormitory Authority 5 .000 10/01/39 1,069,297
535,000 New York State Dormitory Authority 5 .250 10/01/40 579,164

5-15 Year Laddered Tax Exempt Bond

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 305,000 New York State Urban Development Corp 5 .000% 03/15/38 $ 313,422
375,000 New York Transportation Development Corp 5 .000 07/01/30 375,393
1,080,000 New York Transportation Development Corp 4 .000 10/01/30 1,061,872
715,000 New York Transportation Development Corp 5 .000 01/01/36 720,868
140,000 New York Transportation Development Corp 5 .500 06/30/39 146,809
1,250,000 State of New York Mortgage Agency Homeowner Mortgage Revenue 4 .650 10/01/50 1,204,292
500,000 Triborough Bridge & Tunnel Authority 5 .000 11/15/37 544,931
100,000 Watervliet City School District 3 .500 06/15/34 95,847
TOTAL NEW YORK 10,452,205
NORTH CAROLINA - 2.2%
100,000 Appalachian State University 3 .000 10/01/31 97,113
300,000 North Carolina Housing Finance Agency 4 .000 07/01/39 290,176
830,000 North Carolina Housing Finance Agency 4 .900 07/01/43 818,151
1,350,000 North Carolina State Education Assistance Authority 5 .000 06/01/34 1,396,595
750,000 Town of Fuquay-Varina NC Combined Utilities Revenue 4 .000 06/01/45 690,003
920,000 Town of Huntersville NC 5 .000 12/01/36 1,038,448
TOTAL NORTH CAROLINA 4,330,486
OHIO - 1.8%
1,000,000 American Municipal Power, Inc 5 .000 02/15/34 1,050,047
200,000 City of Akron OH Income Tax Revenue 3 .500 12/01/33 194,419
250,000 City of Toledo OH 4 .000 12/01/30 256,109
200,000 City of Toledo OH 4 .000 12/01/31 203,828
1,500,000 County of Miami OH 5 .000 08/01/32 1,565,277
235,000 Jackson Milton Local School District 4 .000 06/01/31 235,154
TOTAL OHIO 3,504,834
OKLAHOMA - 2.3%
3,500,000 Cushing Educational Facilities Authority 5 .000 09/01/32 3,838,240
695,000 Marshall County Educational Facilities Authority 5 .000 09/01/31 719,049
TOTAL OKLAHOMA 4,557,289
PENNSYLVANIA - 2.6%
2,000,000 Commonwealth of Pennsylvania 4 .000 08/15/40 1,940,379
1,025,000 Norristown Area School District 4 .000 09/01/31 1,035,170
725,000 Pennsylvania State University 5 .000 09/01/40 784,115
505,000 State Public School Building Authority 5 .000 10/01/34 542,722
915,000 Township of Northampton PA 4 .000 05/15/33 916,162
TOTAL PENNSYLVANIA 5,218,548
RHODE ISLAND - 0.8%
1,435,000 Rhode Island Health and Educational Building Corp 5 .000 05/15/36 1,568,000
TOTAL RHODE ISLAND 1,568,000
TENNESSEE - 1.6%
2,000,000 Metropolitan Government of Nashville & Davidson County TN 4 .000 01/01/38 1,988,699
1,140,000 Metropolitan Government of Nashville & Davidson County TN 4 .000 07/01/38 1,121,511
TOTAL TENNESSEE 3,110,210
TEXAS - 10.8%
1,105,000 Canyon Independent School District 4 .000 02/15/38 1,083,770
205,000 City of Dallas TX 5 .000 02/15/30 211,218
1,970,000 City of Houston TX 5 .000 03/01/32 2,021,808
1,650,000 City of Houston TX Airport System Revenue 5 .000 07/01/35 1,754,673
2,500,000 City of McKinney TX 5 .000 08/15/39 2,681,936
2,000,000 City of San Antonio TX Electric & Gas Systems Revenue 5 .000 02/01/46 2,023,659
1,225,000 El Paso County Community College District 5 .000 04/01/38 1,233,611
400,000 Harris County Municipal Utility District No 367 3 .000 09/01/31 380,629
1,000,000 Lower Colorado River Authority 5 .000 05/15/36 1,096,440
1,000,000 North Texas Tollway Authority 5 .000 01/01/30 1,047,665
865,000 Port Freeport TX 5 .000 06/01/30 891,085
935,000 Port Freeport TX 5 .000 06/01/32 958,937
1,250,000 Tarrant County Cultural Education Facilities Finance Corp 5 .000 12/01/37 1,370,163
1,385,000 Texas Municipal Power Agency 3 .000 09/01/40 1,116,122
2,000,000 Texas Water Development Board 4 .000 10/15/41 1,888,279
1,370,000 University of Houston 4 .000 02/15/37 1,358,198

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 285,000 Williamson County Municipal Utility District No 19 4 .250% 08/15/37 $ 282,809
TOTAL TEXAS 21,401,002
UTAH - 1.3%
475,000 City of Salt Lake City UT Airport Revenue 5 .000 07/01/31 491,298
1,000,000 City of Salt Lake City UT Airport Revenue 5 .000 07/01/32 1,031,509
1,000,000 City of Salt Lake City UT Airport Revenue 5 .000 07/01/33 1,028,501
TOTAL UTAH 2,551,308
VIRGINIA - 3.2%
1,065,000 County of Fairfax VA Sewer Revenue 4 .000 07/15/38 1,065,705
700,000 Virginia College Building Authority 3 .000 02/01/32 687,990
1,750,000 Virginia Commonwealth Transportation Board 5 .000 05/15/37 1,942,301
350,000 Virginia Housing Development Authority 4 .375 07/01/38 353,199
2,000,000 Virginia Small Business Financing Authority 4 .000 01/01/36 1,920,875
400,000 Virginia Small Business Financing Authority 5 .000 12/31/47 400,312
TOTAL VIRGINIA 6,370,382
WASHINGTON - 1.4%
1,610,000 City of Tukwila WA 3 .000 12/01/31 1,571,448
1,000,000 State of Washington 5 .000 02/01/39 1,026,651
270,000 State of Washington 5 .000 06/01/39 279,650
TOTAL WASHINGTON 2,877,749
WEST VIRGINIA - 1.6%
735,000 Berkeley County Public Service District 5 .000 12/01/37 779,536
685,000 Berkeley County Public Service District 5 .000 12/01/39 716,467
500,000 Berkeley County Public Service District 5 .000 12/01/40 522,283
1,215,000 West Virginia Hospital Finance Authority 5 .000 01/01/30 1,253,653
TOTAL WEST VIRGINIA 3,271,939
WISCONSIN - 1.9%
1,000,000 City of Milwaukee WI 4 .000 04/01/33 1,012,634
1,000,000 City of Milwaukee WI 4 .000 04/01/34 1,008,297
755,000 State of Wisconsin 4 .000 05/01/41 718,362
1,000,000 (b) Wisconsin Health & Educational Facilities Authority 5 .000 04/01/40 1,052,195
TOTAL WISCONSIN 3,791,488
TOTAL LONG-TERM MUNICIPAL BONDS
(Cost $200,050,765) 195,747,911
TOTAL LONG-TERM INVESTMENTS
(Cost $200,050,765) 195,747,911
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.9%
REPURCHASE AGREEMENT - 0.9%
1,721,000 (c) Fixed Income Clearing Corporation 4 .350 07/01/25 1,721,000
TOTAL REPURCHASE AGREEMENT 1,721,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,721,000) 1,721,000
TOTAL INVESTMENTS - 99.4%
(Cost $201,771,765) 197,468,911
OTHER ASSETS & LIABILITIES, NET - 0.6% 1,170,635
NET ASSETS - 100.0% $ 198,639,546
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,288,784 or 1.2% of Total Investments.
(b) When-issued or delayed delivery security.
(c) Agreement with Fixed Income Clearing Corporation, 4.350% dated 6/30/25 to be repurchased at $1,721,208 on 7/1/25, collateralized by Government Agency Securities, with coupon rate
4.375% and maturity date 5/15/34, valued at $1,755,464.

5-15 Year Laddered Tax Exempt Bond

Portfolio of Investments June 30, 2025
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
5-15 Year Laddered Tax Exempt Bond
Long-Term Investments
:
Long-term municipal bonds $— $195,747,911 $— $195,747,911
Short-Term Investments
:
Repurchase agreement — 1,721,000 — 1,721,000
Total $— $197,468,911 $— $197,468,911
1 1 1 1 1

Consolidated Portfolio of Investments June 30, 2025
Green Bond

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.5%
BANK LOAN OBLIGATIONS - 1.7%
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
$ 481,250 (a) Liberty Tire Recycling Holdco, LLC, Term Loan, (TSFR1M + 4.500%) 8 .941% 05/05/28 $ 467,214
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 467,214
UTILITIES - 1.4%
397,796 (a) Constellation Renewables, LLC, Term Loan, (TSFR3M + 2.250%) 6 .583 12/15/27 399,288
1,144,250 (a) TerraForm Power Operating, LLC, Term Loan B, (TSFR3M + 2.000%) 6 .296 05/21/29 1,145,921
995,000 (a) Vistra Zero Operating Company, LLC, Term Loan B, (TSFR1M + 2.000%) 6 .327 04/30/31 983,886
TOTAL UTILITIES 2,529,095
TOTAL BANK LOAN OBLIGATIONS
(Cost $3,004,081) 2,996,309
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 59 .0%
AUTOMOBILES & COMPONENTS - 1.1%
1,250,000 Ford Motor Co 3 .250 02/12/32 1,053,874
1,000,000 Toyota Motor Credit Corp 2 .150 02/13/30 909,109
TOTAL AUTOMOBILES & COMPONENTS 1,962,983
BANKS - 3.1%
500,000 Arab Energy Fund 5 .428 05/02/29 513,900
1,000,000 (b) Bank of Ireland Group plc 6 .253 09/16/26 1,003,207
1,000,000 (b) Cooperatieve Rabobank UA 1 .106 02/24/27 978,070
1,000,000 JPMorgan Chase & Co 6 .070 10/22/27 1,021,716
1,000,000 M&T Bank Corp 4 .833 01/16/29 1,008,203
1,000,000 Wells Fargo & Co 4 .540 08/15/26 999,788
TOTAL BANKS 5,524,884
CAPITAL GOODS - 0.7%
1,250,000 Conservation Fund 3 .474 12/15/29 1,180,157
TOTAL CAPITAL GOODS 1,180,157
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
500,000 Nature Conservancy 1 .511 07/01/29 442,928
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 442,928
CONSUMER DURABLES & APPAREL - 0.1%
250,000 Whirlpool Corp 2 .400 05/15/31 212,653
TOTAL CONSUMER DURABLES & APPAREL 212,653
CONSUMER SERVICES - 0.4%
750,000 Family Forest Impact Foundation LLC 5 .500 07/01/32 747,076
TOTAL CONSUMER SERVICES 747,076
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.3%
1,000,000 SYSCO Corp 2 .400 02/15/30 914,695
1,575,000 Walmart, Inc 1 .800 09/22/31 1,372,093
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,286,788
ENERGY - 2.8%
800,000 (b) Amazon Conservation DAC 6 .034 01/16/42 802,000
2,500,000 CIF Capital Markets Mechanism plc 4 .750 01/22/28 2,547,580
1,000,000 (b) New York State Electric & Gas Corp 5 .650 08/15/28 1,036,483
575,000 (b) Raizen Fuels Finance S.A. 6 .450 03/05/34 575,565
TOTAL ENERGY 4,961,628
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.4%
1,170,000 ERP Operating LP 4 .150 12/01/28 1,169,424
1,225,000 Host Hotels & Resorts LP 5 .700 07/01/34 1,232,753
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,402,177
FINANCIAL SERVICES - 5.6%
1,000,000 BB Blue Financing DAC 4 .395 09/20/29 1,004,813
1,000,000 BB Blue Financing DAC 4 .395 09/20/37 974,800
1,000,000 Goldman Sachs Group, Inc 4 .387 06/15/27 998,498
1,000,000 (b) GPS Blue Financing DAC 5 .645 11/09/41 970,000
1,000,000 HA Sustainable Infrastructure Capital, Inc 6 .375 07/01/34 1,000,062
250,000 (b) HAT Holdings I LLC 3 .375 06/15/26 244,702

Green Bond

Consolidated Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 5.6% (continued)
$ 250,000 (b) HAT Holdings I LLC 8 .000% 06/15/27 $ 260,457
1,100,000 Kreditanstalt fuer Wiederaufbau 4 .375 02/28/34 1,111,967
1,000,000 Mastercard, Inc 1 .900 03/15/31 882,668
1,000,000 National Rural Utilities Cooperative Finance Corp 1 .350 03/15/31 841,578
1,000,000 National Rural Utilities Cooperative Finance Corp 4 .150 12/15/32 958,881
285,000 (b) Starwood Property Trust, Inc 4 .375 01/15/27 282,328
482,565 (b) WLB Asset II C Pte Ltd 3 .900 12/23/25 471,231
TOTAL FINANCIAL SERVICES 10,001,985
FOOD, BEVERAGE & TOBACCO - 2.2%
2,000,000 (b) Mars, Inc 4 .650 04/20/31 2,024,657
250,000 (b) NBM US Holdings, Inc 6 .625 08/06/29 251,443
1,000,000 PepsiCo, Inc 3 .900 07/18/32 966,494
1,000,000 PepsiCo, Inc 2 .875 10/15/49 656,803
TOTAL FOOD, BEVERAGE & TOBACCO 3,899,397
HEALTH CARE EQUIPMENT & SERVICES - 0.4%
1,000,000 Kaiser Foundation Hospitals 2 .810 06/01/41 713,137
TOTAL HEALTH CARE EQUIPMENT & SERVICES 713,137
INSURANCE - 3.3%
1,300,000 (b) Metropolitan Life Global Funding I 0 .950 07/02/25 1,299,870
1,000,000 (b) Muenchener Rueckversicherungs-Gesellschaft AG. in Muenchen 5 .875 05/23/42 1,022,500
EUR 600,000 (c) Pacific Life Global Funding II 3 .125 06/18/31 701,892
1,000,000 Prudential Financial, Inc 1 .500 03/10/26 981,004
2,000,000 (b) USAA Capital Corp 2 .125 05/01/30 1,818,975
TOTAL INSURANCE 5,824,241
MATERIALS - 2.9%
750,000 Air Products and Chemicals, Inc 4 .800 03/03/33 756,034
1,000,000 Air Products and Chemicals, Inc 4 .850 02/08/34 1,002,480
685,000 (b) Alcoa Nederland Holding BV 7 .125 03/15/31 718,899
1,000,000 (b) FMG Resources August 2006 Pty Ltd 6 .125 04/15/32 1,017,176
570,000 (b) LG Chem Ltd 4 .375 07/14/25 569,903
900,000 Smurfit Kappa Treasury ULC 5 .200 01/15/30 916,783
171,125 (b) Star Energy Geothermal Wayang Windu Ltd 6 .750 04/24/33 173,865
TOTAL MATERIALS 5,155,140
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5%
1,000,000 Pfizer, Inc 2 .625 04/01/30 930,978
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 930,978
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
1,000,000 Intel Corp 4 .150 08/05/32 948,061
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 948,061
TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
2,000,000 Apple, Inc 3 .000 06/20/27 1,965,314
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,965,314
TELECOMMUNICATION SERVICES - 1.4%
1,025,000 (b) Turkcell Iletisim Hizmetleri AS. 7 .650 01/24/32 1,041,220
1,000,000 Verizon Communications, Inc 2 .850 09/03/41 708,389
1,000,000 Verizon Communications, Inc 3 .875 03/01/52 743,846
TOTAL TELECOMMUNICATION SERVICES 2,493,455
TRANSPORTATION - 1.0%
2,000,000 Norfolk Southern Corp 2 .300 05/15/31 1,777,663
TOTAL TRANSPORTATION 1,777,663
UTILITIES - 28.9%
1,000,000 AES Corp 2 .450 01/15/31 874,243
1,000,000 AES Corp 7 .600 01/15/55 1,029,600
527,000 Ameren Illinois Co 2 .900 06/15/51 332,003
325,000 American Water Capital Corp 5 .250 03/01/35 329,333
900,000 (b) California Buyer Ltd 6 .375 02/15/32 901,467
570,000 CenterPoint Energy Houston Electric LLC 5 .300 04/01/53 541,409
1,075,000 (b) Comision Federal de Electricidad 6 .450 01/24/35 1,061,608
215,000 (b) Consorcio Transmantaro SA 4 .700 04/16/34 206,414
602,679 Consumers 2023 Securitization Funding LLC 5 .550 03/01/28 606,899
888,416 (b) Continental Wind LLC 6 .000 02/28/33 912,814

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 28.9% (continued)
$ 500,000 (b) ContourGlobal Power Holdings S.A. 6 .750% 02/28/30 $ 515,180
1,000,000 Dominion Energy, Inc 2 .250 08/15/31 874,374
2,000,000 DTE Electric Co 1 .900 04/01/28 1,887,163
1,000,000 DTE Electric Co 3 .950 03/01/49 784,825
1,000,000 DTE Electric Co 3 .250 04/01/51 683,065
1,000,000 Duke Energy Carolinas LLC 2 .850 03/15/32 897,080
1,500,000 Duke Energy Carolinas LLC 3 .550 03/15/52 1,081,327
1,000,000 Duke Energy Florida LLC 2 .500 12/01/29 928,581
1,000,000 Duke Energy Florida LLC 3 .000 12/15/51 631,553
1,000,000 Duke Energy Progress LLC 3 .450 03/15/29 972,841
1,000,000 Duke Energy Progress LLC 4 .000 04/01/52 767,277
500,000 (b) Electricite de France S.A. 3 .625 10/13/25 497,983
1,000,000 Georgia Power Co 3 .250 04/01/26 991,463
350,000 (b) International Development Association 4 .500 02/12/35 354,491
1,000,000 (b) Liberty Utilities Finance GP 2 .050 09/15/30 878,016
600,000 (c) Masdar Abu Dhabi Future Energy Co 4 .875 05/21/30 606,427
1,000,000 MidAmerican Energy Co 3 .100 05/01/27 983,644
500,000 MidAmerican Energy Co 2 .700 08/01/52 309,504
975,000 MidAmerican Energy Co 5 .850 09/15/54 1,003,464
1,050,000 MidAmerican Energy Co 5 .300 02/01/55 998,750
2,000,000 (b) New York State Electric & Gas Corp 2 .150 10/01/31 1,715,042
1,016,000 (b),(d) NextEra Energy Operating Partners LP 7 .250 01/15/29 1,041,534
2,000,000 (b) Niagara Mohawk Power Corp 1 .960 06/27/30 1,765,636
1,000,000 Northern States Power Co 5 .400 03/15/54 964,070
500,000 Northwest Natural Gas Co 3 .078 12/01/51 304,795
2,000,000 Oncor Electric Delivery Co LLC 0 .550 10/01/25 1,980,228
250,000 Oncor Electric Delivery Co LLC 4 .150 06/01/32 241,240
1,000,000 Pacific Gas and Electric Co 6 .700 04/01/53 1,002,710
1,000,000 PG&E Recovery Funding LLC 5 .529 06/01/49 984,119
529,000 Public Service Co of Colorado 3 .700 06/15/28 523,191
1,000,000 Public Service Co of Colorado 4 .100 06/15/48 773,091
500,000 Public Service Co of Colorado 5 .750 05/15/54 491,760
1,000,000 Public Service Co of Oklahoma 2 .200 08/15/31 865,116
1,000,000 Public Service Electric and Gas Co 3 .100 03/15/32 914,350
250,000 Public Service Electric and Gas Co 4 .650 03/15/33 248,462
175,000 (b) RWE Finance US LLC 5 .875 04/16/34 181,036
1,000,000 (b) RWE Finance US LLC 6 .250 04/16/54 995,661
550,000 San Diego Gas & Electric Co 4 .950 08/15/28 561,548
1,000,000 San Diego Gas & Electric Co 2 .950 08/15/51 629,211
1,000,000 SCE Recovery Funding LLC 2 .943 11/15/42 806,260
960,000 SCE Recovery Funding LLC 3 .240 11/15/46 679,895
642,821 (b) Solar Star Funding LLC 3 .950 06/30/35 610,957
171,413 (b) Solar Star Funding LLC 5 .375 06/30/35 176,385
1,000,000 Southern California Edison Co 2 .750 02/01/32 860,678
1,162,000 Southern California Edison Co 3 .650 06/01/51 768,203
1,000,000 Southwestern Public Service Co 3 .150 05/01/50 647,481
922,240 (b) Sweihan PV Power Co PJSC 3 .625 01/31/49 760,374
906,154 (b) Topaz Solar Farms LLC 4 .875 09/30/39 797,416
866,998 (b) Topaz Solar Farms LLC 5 .750 09/30/39 851,227
162,222 (b) UEP Penonome II S.A. 6 .500 10/01/38 143,540
1,000,000 Union Electric Co 2 .150 03/15/32 861,442
1,000,000 Union Electric Co 2 .625 03/15/51 594,930
2,000,000 (b),(e) Vistra Corp 7 .000 N/A 2,024,066
1,000,000 Wisconsin Power and Light Co 3 .950 09/01/32 945,204
TOTAL UTILITIES 51,153,656
TOTAL CORPORATE BONDS
(Cost $108,302,131) 104,584,301
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 20.2%
AGENCY SECURITIES - 0.5%
250,000 United States International Development Finance Corp 1 .650 04/15/28 237,390

Green Bond

Consolidated Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AGENCY SECURITIES (continued)
$ 136,827 United States International Development Finance Corp 1 .050% 10/15/29 $ 128,273
136,827 United States International Development Finance Corp 1 .790 10/15/29 130,292
136,827 United States International Development Finance Corp 2 .360 10/15/29 131,755
207,767 United States International Development Finance Corp 1 .630 07/15/38 170,286
TOTAL AGENCY SECURITIES 797,996
FOREIGN GOVERNMENT BONDS - 11.7%
1,000,000 African Development Bank 5 .750 08/07/73 963,635
700,000 Arab Petroleum Investments Corp 1 .483 10/06/26 674,184
300,000 (b) Arab Petroleum Investments Corp 1 .483 10/06/26 288,936
1,000,000 (b) Arab Petroleum Investments Corp 5 .428 05/02/29 1,027,800
750,000 Asian Development Bank 3 .125 09/26/28 735,392
1,000,000 Asian Infrastructure Investment Bank 4 .875 09/14/26 1,010,701
250,000 (b) CDP Financial, Inc 1 .000 05/26/26 243,204
150,000 (b) Dominican Republic International Bond 6 .600 06/01/36 150,817
2,500,000 European Investment Bank 2 .125 04/13/26 2,461,987
830,000 European Investment Bank 3 .250 11/15/27 820,988
250,000 European Investment Bank 1 .625 10/09/29 228,828
1,500,000 European Investment Bank 0 .750 09/23/30 1,281,085
1,000,000 European Investment Bank 3 .750 02/14/33 979,733
1,000,000 Export Development Canada 4 .750 06/05/34 1,035,899
1,000,000 International Bank for Reconstruction & Development 0 .000 03/31/27 932,019
500,000 International Bank for Reconstruction & Development 0 .000 03/31/28 490,762
1,500,000 International Bank for Reconstruction & Development 1 .745 07/31/33 1,500,000
180,000 International Finance Corp 2 .126 04/07/26 177,316
2,053,000 Kreditanstalt fuer Wiederaufbau 0 .750 09/30/30 1,753,897
1,610,000 OMERS Finance Trust 3 .500 04/19/32 1,523,434
2,000,000 (b) OMERS Finance Trust 4 .000 04/19/52 1,546,400
1,000,000 (b) OPEC Fund for International Development 4 .500 01/26/26 1,000,074
TOTAL FOREIGN GOVERNMENT BONDS 20,827,091
MORTGAGE BACKED - 0.2%
250,000 (a) Fannie Mae-Aces 1 .517 11/25/30 216,961
250,000 (a) Fannie Mae-Aces 1 .286 01/25/31 214,405
TOTAL MORTGAGE BACKED 431,366
MUNICIPAL BONDS - 7.0%
800,000 California Community Choice Financing Authority 5 .950 08/01/29 817,768
1,000,000 California Community Choice Financing Authority 6 .125 04/01/30 1,036,567
180,000 (b) California Municipal Finance Authority 6 .375 11/15/48 170,524
500,000 City & County of San Francisco CA Community Facilities District No 2014-1 6 .332 09/01/51 515,596
300,000 City of Cleveland OH Income Tax Revenue 3 .072 10/01/41 224,365
142,958 (f) City of Fort Wayne IN 10 .750 12/01/29 14
250,000 (b) County of Gallatin MT 11 .500 09/01/27 257,631
290,000 Klickitat County Public Utilities 3 .688 12/01/38 248,785
350,000 Maryland Economic Development Corp 5 .942 05/31/57 347,524
315,000 Massachusetts Clean Energy Cooperative Corp 2 .485 07/01/32 276,200
170,000 Morris County Improvement Authority 1 .298 06/15/27 161,654
210,000 Mount Shasta Public Financing Authority 3 .000 08/01/35 194,595
220,000 Mount Shasta Public Financing Authority 2 .625 08/01/36 188,393
120,000 Mount Shasta Public Financing Authority 2 .625 08/01/37 100,465
160,000 Mount Shasta Public Financing Authority 2 .750 08/01/38 131,579
165,000 Mount Shasta Public Financing Authority 2 .750 08/01/39 132,204
2,000,000 (a),(b) New Hampshire Business Finance Authority 4 .650 02/01/29 2,000,000
850,000 (a),(b) New Hampshire Business Finance Authority 4 .520 07/01/33 850,000
1,840,000 New York State Energy Research & Development Authority 4 .521 04/01/26 1,837,759
100,000 New York State Energy Research & Development Authority 3 .927 04/01/27 99,015
240,000 (b),(f),(g) Pennsylvania Economic Development Financing Authority 10 .000 12/01/29 24
1,000,000 Philadelphia Energy Authority 5 .048 11/01/27 1,019,077
750,000 San Francisco City & County Public Utilities Commission Wastewater Revenue 4 .655 10/01/27 760,757
250,000 San Jose Financing Authority 4 .662 05/01/37 240,117
737,744 State of Hawaii Department of Business Economic Development & Tourism 3 .242 01/01/31 723,869
TOTAL MUNICIPAL BONDS 12,334,482
U.S. TREASURY SECURITIES - 0.8%
276,000 United States Treasury Note 3 .750 06/30/27 276,172

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 1,102,000 United States Treasury Note 5 .000% 05/15/45 $ 1,131,961
60,000 United States Treasury Note 4 .625 02/15/55 58,406
TOTAL U.S. TREASURY SECURITIES 1,466,539
TOTAL GOVERNMENT BONDS
(Cost $36,777,273) 35,857,474
SHARES DESCRIPTION VALUE
PREFERRED STOCKS - 0.4%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
10,000 Brookfield Property Partners LP 151,400
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 151,400
UTILITIES - 0.3%
20,000 Brookfield Infrastructure Partners LP 334,600
16,000 Brookfield Renewable Partners LP 277,280
TOTAL UTILITIES 611,880
TOTAL PREFERRED STOCKS
(Cost $1,150,000) 763,280
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 16.2%
ASSET BACKED - 10.9%
125,000 (a),(b) BFLD Trust, (TSFR1M + 2.214%), Series 2020 EYP 6 .526 10/15/35 5,249
469,595 (b) EnFin Residential Solar Receivables Trust, Series 2024 2A 5 .980 09/20/55 452,055
1,000,000 (b) Frontier Issuer LLC, Series 2023 1 11 .500 08/20/53 1,051,791
65,091 (b) GoodLeap Sustainable Home Solutions Trust, Series 2021 3CS 2 .100 05/20/48 50,973
228,642 (b) GoodLeap Sustainable Home Solutions Trust, Series 2021 4GS 1 .930 07/20/48 183,202
227,226 (b) GoodLeap Sustainable Home Solutions Trust, Series 2021 5CS 2 .560 10/20/48 170,705
358,643 (b) GoodLeap Sustainable Home Solutions Trust, Series 2022 1GS 2 .700 01/20/49 309,471
803,277 (b) GoodLeap Sustainable Home Solutions Trust, Series 2022 3CS 4 .950 07/20/49 724,178
911,150 (b) GoodLeap Sustainable Home Solutions Trust, Series 2023 1GS 5 .520 02/22/55 882,743
216,951 (b) Helios Issuer, LLC, Series 2023 B 5 .300 08/22/50 200,083
77,378 (b) HERO Funding Trust, Series 2016 1A 4 .050 09/20/41 73,149
118,793 (b) HERO Funding Trust, Series 2016 3A 3 .910 09/20/42 110,746
71,307 (b) HERO Funding Trust, Series 2016 4A 4 .290 09/20/47 66,953
35,478 (b) HERO Funding Trust, Series 2017 1A 4 .460 09/20/47 32,756
80,930 (b) HERO Funding Trust, Series 2017 3A 3 .190 09/20/48 71,485
163,074 (b) HERO Funding Trust, Series 2017 3A 3 .950 09/20/48 147,416
89,835 (b) HERO Funding Trust, Series 2020 1A 2 .590 09/20/57 74,882
900,000 (b) Hertz Vehicle Financing III LLC, Series 2023 2A 7 .130 09/25/29 919,233
133,376 (b) Loanpal Solar Loan Ltd, Series 2021 1GS 2 .290 01/20/48 111,160
288,098 (b) Mosaic Solar Loan Trust, Series 2020 1A 2 .100 04/20/46 255,817
98,596 (b) Mosaic Solar Loan Trust, Series 2020 2A 1 .440 08/20/46 83,621
566,078 (b) Mosaic Solar Loan Trust, Series 2021 1A 2 .050 12/20/46 450,299
186,985 (b) Mosaic Solar Loan Trust, Series 2021 1A 2 .250 12/20/46 157,777
810,181 (b) Mosaic Solar Loan Trust, Series 2025 1A 6 .120 08/22/50 802,601
398,678 (b) Mosaic Solar Loan Trust, Series 2021 3A 1 .440 06/20/52 324,526
846,729 (b) Mosaic Solar Loan Trust, Series 2021 3A 1 .770 06/20/52 580,254
731,420 (b) Mosaic Solar Loan Trust, Series 2022 3A 6 .100 06/20/53 733,253
500,000 (b) Mosaic Solar Loan Trust, Series 2023 2A 8 .180 09/22/53 341,958
134,242 (b) Renew, Series 2021 1 2 .060 11/20/56 107,534
996,372 (b) Renew, Series 2024 2A 5 .326 11/20/60 944,169
976,627 (b) Sunnova Helios VIII Issuer LLC, Series 2022 A 2 .790 02/22/49 815,898
845,705 (b) Sunnova Hestia I Issuer LLC, Series 2023 GRID1 5 .750 12/20/50 851,866
1,055,289 (b) Sunnova Hestia II Issuer LLC, Series 2024 GRID1 5 .630 07/20/51 1,054,159
199,100 (b) Sunrun Athena Issuer LLC, Series 2018 1 5 .310 04/30/49 189,073
413,232 (b) Sunrun Atlas Issuer LLC, Series 2019 2 3 .610 02/01/55 391,235
274,808 (b) Sunrun Callisto Issuer LLC, Series 2019 1A 3 .980 06/30/54 254,637
449,749 (b) Sunrun Jupiter Issuer LLC, Series 2022 1A 4 .750 07/30/57 425,738
202,836 (b) Sunrun Vulcan Issuer LLC, Series 2021 1A 2 .460 01/30/52 182,161
86,951 (b) Tesla Auto Lease Trust, Series 2023 A 5 .890 06/22/26 87,035
632,689 (b) Tesla Auto Lease Trust, Series 2023 B 6 .130 09/21/26 634,704
353,330 (b) Tesla Auto Lease Trust, Series 2024 B 4 .790 01/20/27 353,434

Green Bond

Consolidated Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 1,170,000 (b) Tesla Auto Lease Trust, Series 2024 A 5 .300% 06/21/27 $ 1,173,481
1,000,000 (b) Tesla Auto Lease Trust, Series 2023 A 5 .940 07/20/27 1,002,152
500,000 (b) Tesla Auto Lease Trust, Series 2024 B 4 .820 10/20/27 502,266
236,002 (b) Vivint Colar Financing V LLC, Series 2018 1A 7 .370 04/30/48 225,064
793,511 (b) Vivint Solar Financing VII LLC, Series 2020 1A 2 .210 07/31/51 710,760
TOTAL ASSET BACKED 19,273,702
OTHER MORTGAGE BACKED - 5.3%
250,000 (a),(b) Alen Mortgage Trust, (TSFR1M + 1.764%), Series 2021 ACEN 6 .076 04/15/34 234,172
100,000 (b) BBCMS Trust, Series 2015 SRCH 4 .498 08/10/35 96,364
100,000 (b) BBCMS Trust, Series 2015 SRCH 4 .798 08/10/35 95,048
500,000 (b) Century Plaza Towers, Series 2019 CPT 2 .865 11/13/39 456,438
1,975,000 (a),(b) CHI Commercial Mortgage Trust, Series 2025 SFT 0 .310 04/15/42 20,352
500,000 (a),(b) CHI Commercial Mortgage Trust, Series 2025 SFT 5 .665 04/15/42 509,979
100,000 (b) COMM Mortgage Trust, Series 2022 HC 3 .376 01/10/39 93,229
1,370,000 (a),(b) GS Mortgage Securities Corp Trust, (TSFR1M + 1.499%), Series 2021 DM 5 .811 11/15/36 1,358,967
1,255,000 (a),(b) JP Morgan Chase Commercial Mortgage Securities Trust, (TSFR1M + 1.734%), Series 2020
609M
6 .046 10/15/33 1,249,022
1,000,000 (a),(b) JP Morgan Chase Commercial Mortgage Securities Trust, (TSFR1M + 2.134%), Series 2020
609M
6 .476 10/15/33 990,375
250,000 (a),(b) MFT Mortgage Trust, Series 2020 B6 3 .392 08/10/40 171,050
297,597 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE 5 .915 07/15/36 283,594
500,000 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.829%), Series 2019 MILE 7 .141 07/15/36 393,538
250,000 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 4.329%), Series 2019 MILE 8 .641 07/15/36 167,319
11,470,000 (a),(b) NYC Commercial Mortgage Trust, Series 2021 909 0 .333 04/10/43 141,964
1,000,000 (b) One Bryant Park Trust, Series 2019 OBP 2 .516 09/15/54 911,422
730,448 (b) One Market Plaza Trust, Series 2017 1MKT 3 .614 02/10/32 698,624
125,000 (b) SLG Office Trust, Series 2021 OVA 2 .851 07/15/41 105,493
400,000 (a),(b) STWD Mortgage Trust, (TSFR1M + 2.419%), Series 2021 LIH 6 .761 11/15/36 398,844
1,000,000 (b) Wells Fargo Commercial Mortgage Trust, Series 2024 SVEN 6 .011 06/10/37 1,030,019
TOTAL OTHER MORTGAGE BACKED 9,405,813
TOTAL STRUCTURED ASSETS
(Cost $30,321,070) 28,679,515
TOTAL LONG-TERM INVESTMENTS
(Cost $179,554,555) 172,880,879
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.6%
1,091,115 (h) State Street Navigator Securities Lending Government Money Market Portfolio 4 .350 (i) 1,091,115
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,091,115) 1,091,115
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.7%
REPURCHASE AGREEMENT - 1.7%
3,009,000 (j) Fixed Income Clearing Corporation 4 .350 07/01/25 3,009,000
TOTAL REPURCHASE AGREEMENT 3,009,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,009,000) 3,009,000
TOTAL INVESTMENTS - 99.8%
(Cost $183,654,670) 176,980,994
OTHER ASSETS & LIABILITIES, NET - 0.2% 346,164
NET ASSETS - 100.0% $ 177,327,158
EUR Euro
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month

Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $69,168,324 or 39.1% of Total
Investments.
(c) All or a portion of this security is owned by Nuveen Green Bond Offshore Limited which is a 100% owned subsidiary of the fund.
(d) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,030,258.
(e) Perpetual security. Maturity date is not applicable.
(f) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(g) For fair value measurement disclosure purposes, investment classified as Level 3.
(h) Investments made with cash collateral received from securities on loan.
(i) The rate shown is the one-day yield as of the end of the reporting period.
(j) Agreement with Fixed Income Clearing Corporation, 4.350% dated 6/30/25 to be repurchased at $3,009,364 on 7/1/25, collateralized by Government Agency Securities, with coupon rate
4.375% and maturity date 5/15/34, valued at $3,069,265.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 691,172 EUR 596,004 Bank of America, N.A. 07/11/25 $ (10,710)
Total  $ (10,710)
Total unrealized appreciation on forward foreign currency contracts  $ –
Total unrealized depreciation on forward foreign currency contracts  $ (10,710)
EUR Euro

Green Bond

Consolidated Portfolio of Investments June 30, 2025
(continued)
Fund Level 1 Level 2 Level 3 Total
Green Bond
Long-Term Investments
:
Bank loan obligations $— $2,996,309 $— $2,996,309
Corporate bonds — 104,584,301 — 104,584,301
Government bonds — 35,857,450 24 35,857,474
Preferred stocks 763,280 — — 763,280
Structured assets — 28,679,515 — 28,679,515
Investments purchased with collateral from securities lending 1,091,115 — — 1,091,115
Short-Term Investments
:
Repurchase agreement — 3,009,000 — 3,009,000
Investments in Derivatives
:
Forward foreign currency contracts* — (10,710) — (10,710)
Total $1,854,395 $175,115,865 $24 $176,970,284
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments June 30, 2025
High Yield Fund

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.1%
BANK LOAN OBLIGATIONS - 5.0%
CAPITAL GOODS - 0.8%
$ 9,825,750 (a) TransDigm, Inc., Term Loan J, (TSFR3M + 2.500%) 6 .796% 02/28/31 $ 9,854,294
5,974,281 (a) Windsor Holdings III, LLC, Term Loan B, (TSFR1M + 2.750%) 7 .072 08/01/30 5,982,734
TOTAL CAPITAL GOODS 15,837,028
CONSUMER SERVICES - 0.5%
9,950,063 (a) Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%) 7 .799 11/30/29 9,496,141
TOTAL CONSUMER SERVICES 9,496,141
FOOD, BEVERAGE & TOBACCO - 0.5%
9,220,419 (a) Triton Water Holdings, Inc, Term Loan B, (TSFR3M + 2.250%) 6 .546 03/31/28 9,263,940
TOTAL FOOD, BEVERAGE & TOBACCO 9,263,940
HEALTH CARE EQUIPMENT & SERVICES - 1.0%
4,974,874 (a) Heartland Dental, LLC, Term Loan, (TSFR1M + 4.500%) 8 .827 04/28/28 4,987,336
8,995,002 (a) Medline Borrower, LP, Add-on Term Loan B, (TSFR1M + 2.250%) 6 .577 10/23/28 9,015,466
4,925,250 (a) Phoenix Guarantor Inc, Term Loan B, (TSFR1M + 2.500%) 6 .827 02/21/31 4,947,069
TOTAL HEALTH CARE EQUIPMENT & SERVICES 18,949,871
INSURANCE - 0.2%
4,975,000 (a) Acrisure LLC, (TSFR1M + 3.000%) 7 .327 11/06/30 4,969,154
TOTAL INSURANCE 4,969,154
MEDIA & ENTERTAINMENT - 0.2%
4,945,815 (a) Gray Television, Inc., Term Loan D, (TSFR1M + 3.000%) 7 .439 12/01/28 4,801,372
TOTAL MEDIA & ENTERTAINMENT 4,801,372
SOFTWARE & SERVICES - 1.4%
9,950,063 (a) Boost Newco Borrower, LLC, Term Loan B, (TSFR3M + 2.000%) 6 .296 01/31/31 9,987,375
7,762,045 (a) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 7 .074 05/01/31 7,735,382
9,938,093 (a) Ellucian Holdings, Inc., First Lien Term Loan B, (TSFR1M + 3.000%) 7 .327 10/09/29 9,973,820
TOTAL SOFTWARE & SERVICES 27,696,577
TELECOMMUNICATION SERVICES - 0.4%
5,000,000 (a),(b) LCPR Loan Financing LLC, (TBD) TBD TBD 3,292,700
4,987,322 (a) Lumen Technologies, Inc., Extended Term Loan B2, (TSFR1M + 2.350%) 6 .791 04/15/30 4,932,411
TOTAL TELECOMMUNICATION SERVICES 8,225,111
TOTAL BANK LOAN OBLIGATIONS
(Cost $100,310,063) 99,239,194
SHARES DESCRIPTION VALUE
COMMON STOCKS - 0.0%
ENERGY - 0.0%
7,963 (c),(d) Cloud Peak Energy, Inc 80
TOTAL ENERGY 80
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
22,100 (d) Bright Bidco BV 5,238
5,572 (d) Bright Bidco BV 1,320
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 6,558
TOTAL COMMON STOCKS
(Cost $779,433) 6,638
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 92 .1%
AUTOMOBILES & COMPONENTS - 3.1%
2,535,000 (e) Clarios Global LP 6 .750 02/15/30 2,635,860
4,520,000 Dana, Inc 5 .375 11/15/27 4,535,178
6,815,000 Goodyear Tire & Rubber Co 5 .000 07/15/29 6,661,009
4,650,000 (f) Goodyear Tire & Rubber Co 5 .250 07/15/31 4,458,686
17,350,000 (e) IHO Verwaltungs GmbH, , (cash 6.375%, PIK 7.125%) 6 .375 05/15/29 17,363,620
6,615,000 (e) Phinia, Inc 6 .750 04/15/29 6,827,871
5,770,000 (e) Phinia, Inc 6 .625 10/15/32 5,859,916

High Yield Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AUTOMOBILES & COMPONENTS - 3.1% (continued)
$ 13,535,000 ZF North America Capital, Inc 6 .750% 04/23/30 $ 12,997,847
TOTAL AUTOMOBILES & COMPONENTS 61,339,987
CAPITAL GOODS - 4.8%
7,277,000 (e) Albion Financing  SARL 7 .000 05/21/30 7,426,377
7,675,000 (e),(f) Alta Equipment Group, Inc 9 .000 06/01/29 7,157,122
7,135,000 (e) Chart Industries, Inc 7 .500 01/01/30 7,469,817
3,655,000 (e) Efesto Bidco S.p.A Efesto US LLC 7 .500 02/15/32 3,700,710
2,335,000 (e) Gates Corp 6 .875 07/01/29 2,424,587
2,555,000 (e) Goat Holdco LLC 6 .750 02/01/32 2,597,260
2,870,000 (e) Herc Holdings, Inc 6 .625 06/15/29 2,944,617
5,645,000 (e) Herc Holdings, Inc 7 .000 06/15/30 5,895,397
1,305,000 (e) JH North America Holdings, Inc 0 .000 01/31/31 1,316,395
5,775,000 (e) Masterbrand, Inc 7 .000 07/15/32 5,897,730
3,655,000 (e) New Flyer Holdings, Inc 9 .250 07/01/30 3,856,177
9,675,000 (e) Quikrete Holdings, Inc 6 .375 03/01/32 9,948,995
5,790,000 (e) TransDigm, Inc 6 .875 12/15/30 6,007,633
4,035,000 (e) TransDigm, Inc 6 .625 03/01/32 4,177,813
10,000,000 (e) TransDigm, Inc 6 .375 05/31/33 10,009,064
7,430,000 (e) Trinity Industries, Inc 7 .750 07/15/28 7,738,612
2,505,000 (e) WESCO Distribution, Inc 6 .375 03/15/33 2,589,123
3,975,000 (e) Windsor Holdings III LLC 8 .500 06/15/30 4,259,719
TOTAL CAPITAL GOODS 95,417,148
COMMERCIAL & PROFESSIONAL SERVICES - 2.4%
9,685,000 (e) ASGN, Inc 4 .625 05/15/28 9,445,536
1,135,000 (e) CACI International, Inc 6 .375 06/15/33 1,171,261
5,500,000 (e) Garda World Security Corp 4 .625 02/15/27 5,465,905
5,000,000 (e) GTCR W-2 MERGER SUB LLC 7 .500 01/15/31 5,307,575
3,195,000 (e) Prime Security Services Borrower LLC 5 .750 04/15/26 3,211,569
5,325,000 (e) Prime Security Services Borrower LLC 3 .375 08/31/27 5,157,256
7,960,000 (e) Prime Security Services Borrower LLC 6 .250 01/15/28 7,972,465
9,925,000 (e) RR Donnelley & Sons Co 9 .500 08/01/29 9,925,000
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 47,656,567
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.3%
8,000,000 (e) Academy Ltd 6 .000 11/15/27 8,020,132
6,000,000 (e) Asbury Automotive Group, Inc 4 .625 11/15/29 5,792,926
5,240,000 (e) Asbury Automotive Group, Inc 5 .000 02/15/32 4,985,695
7,440,000 (e) Bath & Body Works, Inc 6 .625 10/01/30 7,668,029
2,845,000 (e) Group  Automotive, Inc 6 .375 01/15/30 2,921,425
6,675,000 (e) Group 1 Automotive, Inc 4 .000 08/15/28 6,443,124
9,725,000 Kohl's Corp 4 .625 05/01/31 6,981,257
7,835,000 (e) LCM Investments Holdings II LLC 4 .875 05/01/29 7,619,151
620,000 (e) LCM Investments Holdings II LLC 8 .250 08/01/31 659,173
11,955,000 (e),(f) Macy's Retail Holdings LLC 6 .125 03/15/32 11,397,588
16,130,000 (e) Magic Mergeco, Inc 5 .250 05/01/28 12,895,964
10,000,000 (e) Magic Mergeco, Inc 7 .875 05/01/29 6,550,000
7,650,000 (e) Queen MergerCo, Inc 6 .750 04/30/32 7,881,045
10,000,000 (e) Staples, Inc 10 .750 09/01/29 9,464,251
1,515,000 Veritiv Operating Co 10 .500 11/30/30 1,639,980
3,395,000 (e) Wayfair LLC 7 .250 10/31/29 3,396,521
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 104,316,261
CONSUMER DURABLES & APPAREL - 1.6%
9,650,000 (e) CD&R Smokey Buyer, Inc 9 .500 10/15/29 7,863,712
3,180,000 (e) Champ Acquisition Corp 8 .375 12/01/31 3,379,154
5,200,000 Newell Rubbermaid, Inc 5 .750 04/01/46 4,442,572
7,680,000 (e) S&S Holdings LLC 8 .375 10/01/31 7,505,609
8,880,000 (e) Wolverine World Wide, Inc 4 .000 08/15/29 7,961,819
TOTAL CONSUMER DURABLES & APPAREL 31,152,866
CONSUMER SERVICES - 5.5%
2,400,000 (e) Caesars Entertainment, Inc 6 .500 02/15/32 2,462,678
7,260,000 (e),(f) Caesars Entertainment, Inc 6 .000 10/15/32 7,119,968
5,000,000 (e) Carnival Corp 4 .000 08/01/28 4,893,750
7,680,000 (e) Carnival Corp 5 .875 06/15/31 7,824,000

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES - 5.5% (continued)
$ 15,230,000 (e) CDI Escrow Issuer, Inc 5 .750% 04/01/30 $ 15,279,633
5,515,000 (e) Cinemark USA, Inc 5 .250 07/15/28 5,488,869
4,315,000 (e) Cinemark USA, Inc 7 .000 08/01/32 4,479,682
10,245,000 (e) Fertitta Entertainment LLC 4 .625 01/15/29 9,812,831
7,330,000 (e) Flutter Treasury DAC 5 .875 06/04/31 7,384,975
3,445,000 (e) Life Time, Inc 6 .000 11/15/31 3,499,948
6,900,000 (e) Merlin Entertainments Group US Holdings, Inc 7 .375 02/15/31 6,165,938
7,355,000 MGM Resorts International 6 .125 09/15/29 7,481,107
5,350,000 (e) Motion Finco Sarl 8 .375 02/15/32 4,901,131
1,658,000 (e) NCL Corp Ltd 5 .875 03/15/26 1,660,072
6,000,000 Service Corp International 5 .750 10/15/32 6,061,188
5,425,000 (e) Six Flags Entertainment Corp 6 .625 05/01/32 5,595,533
3,910,000 (e) Vail Resorts, Inc 5 .625 07/15/30 3,924,663
5,510,000 (e) Wynn Resorts Finance LLC 6 .250 03/15/33 5,545,330
TOTAL CONSUMER SERVICES 109,581,296
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.0%
8,020,000 (e),(f) Albertsons Cos, Inc 6 .500 02/15/28 8,211,105
3,545,000 (e) Albertsons Cos, Inc 6 .250 03/15/33 3,654,278
6,915,000 (e) Performance Food Group, Inc 6 .125 09/15/32 7,073,589
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 18,938,972
ENERGY - 12.6%
9,000,000 (e) Antero Midstream Partners LP 5 .750 03/01/27 8,988,996
2,582,000 (e) Archrock Partners LP 6 .875 04/01/27 2,584,636
2,000,000 (e) Archrock Partners LP 6 .250 04/01/28 2,006,621
3,945,000 (e) Archrock Partners LP 6 .625 09/01/32 4,019,314
6,800,000 (e) Ascent Resources Utica Holdings LLC 6 .625 10/15/32 6,920,652
2,315,000 (e) Ascent Resources Utica Holdings LLC 6 .625 07/15/33 2,348,562
12,050,000 (e) Baytex Energy Corp 7 .375 03/15/32 11,506,413
2,010,000 (e) Blue Racer Midstream LLC 7 .000 07/15/29 2,097,755
1,602,439 (e) BORR IHC Ltd 10 .000 11/15/28 1,463,495
6,040,000 (e) Buckeye Partners LP 6 .750 02/01/30 6,269,743
8,500,000 (e) Chord Energy Corp 6 .750 03/15/33 8,683,795
6,090,000 (e) Civitas Resources, Inc 8 .375 07/01/28 6,235,618
3,235,000 (e) Civitas Resources, Inc 8 .750 07/01/31 3,270,938
394,513 Cloud Peak Energy, Inc, , (cash 12.000%, PIK 10.000%) 12 .000 12/31/99 394,513
8,620,000 (e) CNX Resources Corp 7 .250 03/01/32 8,925,252
5,055,000 (e) Delek Logistics Partners LP 7 .375 06/30/33 5,031,446
10,000,000 (g) Energy Transfer LP 7 .125 N/A 10,186,640
1,715,000 Genesis Energy LP 7 .875 05/15/32 1,783,164
2,420,000 Genesis Energy LP 8 .000 05/15/33 2,530,163
7,470,000 (e) Harvest Midstream I LP 7 .500 05/15/32 7,889,582
6,185,000 (e) Hilcorp Energy I LP 6 .000 04/15/30 6,012,709
6,166,000 (e) Hilcorp Energy I LP 6 .000 02/01/31 5,946,363
7,585,000 (e) Hilcorp Energy I LP 6 .250 04/15/32 7,242,703
2,830,000 (e) Hilcorp Energy I LP 8 .375 11/01/33 2,936,371
10,000,000 (e) Kinetik Holdings LP 6 .625 12/15/28 10,227,900
5,350,000 (e) Kodiak Gas Services LLC 7 .250 02/15/29 5,534,099
2,560,000 (e) Matador Resources Co 6 .250 04/15/33 2,541,074
7,395,000 (e) Noble Finance II LLC 8 .000 04/15/30 7,529,758
4,925,000 (e) PBF Holding Co LLC 7 .875 09/15/30 4,421,596
3,898,000 (e) Rockies Express Pipeline LLC 6 .750 03/15/33 4,068,222
7,735,000 SM Energy Co 6 .625 01/15/27 7,741,613
5,200,000 (e) South Bow Canadian Infrastructure Holdings Ltd 7 .625 03/01/55 5,398,416
4,460,000 (e) Sunoco LP 7 .000 05/01/29 4,644,568
10,000,000 (e) Sunoco LP 6 .250 07/01/33 10,166,988
5,000,000 (e) Talos Production, Inc 9 .000 02/01/29 5,119,320
1,002,923 (e) TRANSOCEAN AQUILA Ltd 8 .000 09/30/28 1,010,537
4,048,810 (e) Transocean Titan Financing Ltd 8 .375 02/01/28 4,112,628
4,340,000 (e) Transocean, Inc 8 .750 02/15/30 4,463,013
2,720,000 USA Compression Partners LP 6 .875 09/01/27 2,725,471
9,520,000 (e) USA Compression Partners LP 7 .125 03/15/29 9,757,353
4,535,000 (e) Venture Global LNG, Inc 8 .125 06/01/28 4,687,122

High Yield Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 12.6% (continued)
$ 8,275,000 (e) Venture Global LNG, Inc 7 .000% 01/15/30 $ 8,365,305
10,375,000 (e) Venture Global LNG, Inc 9 .875 02/01/32 11,204,616
7,900,000 (e),(g) Venture Global LNG, Inc 9 .000 N/A 7,680,371
2,100,000 (e) Venture Global Plaquemines LNG LLC 6 .500 01/15/34 2,100,000
TOTAL ENERGY 248,775,414
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.7%
7,690,000 (e) Iron Mountain, Inc 7 .000 02/15/29 7,960,696
6,542,000 (e) Iron Mountain, Inc 6 .250 01/15/33 6,726,524
9,130,000 (f) MPT Operating Partnership LP 5 .000 10/15/27 8,433,271
2,175,000 (e) MPT Operating Partnership LP 8 .500 02/15/32 2,276,259
5,432,000 (e) Uniti Group LP 10 .500 02/15/28 5,758,151
2,430,000 (e) Uniti Group LP 8 .625 06/15/32 2,454,660
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 33,609,561
FINANCIAL SERVICES - 11.5%
6,658,000 (b),(e) Azorra Finance Ltd 7 .250 01/15/31 6,797,301
8,060,000 Block, Inc 6 .500 05/15/32 8,315,687
5,000,000 (e) Compass Group Diversified Holdings LLC 5 .250 04/15/29 4,488,019
8,900,000 (e),(f) Compass Group Diversified Holdings LLC 5 .000 01/15/32 7,529,049
15,210,000 (e) Encore Capital Group, Inc 8 .500 05/15/30 16,314,170
9,270,000 (e) FirstCash, Inc 6 .875 03/01/32 9,592,531
7,850,000 (e) Freedom Mortgage Holdings LLC 8 .375 04/01/32 7,934,600
7,915,000 (e) HAT Holdings I LLC 3 .375 06/15/26 7,747,258
10,900,000 (e) Hunt Cos, Inc 5 .250 04/15/29 10,502,728
1,350,000 Icahn Enterprises LP 6 .250 05/15/26 1,340,406
10,320,000 Icahn Enterprises LP 5 .250 05/15/27 9,999,369
14,275,000 Icahn Enterprises LP 4 .375 02/01/29 11,999,250
12,650,000 (e) Jane Street Group 6 .125 11/01/32 12,770,759
2,858,000 (e) Jane Street Group 6 .750 05/01/33 2,938,613
4,000,000 Navient Corp 5 .000 03/15/27 3,983,749
9,260,000 Navient Corp 4 .875 03/15/28 9,130,823
5,450,000 (f) Navient Corp 5 .500 03/15/29 5,337,600
75,000 OneMain Finance Corp 7 .125 03/15/26 76,110
5,000,000 OneMain Finance Corp 3 .500 01/15/27 4,895,043
10,000,000 OneMain Finance Corp 4 .000 09/15/30 9,227,336
13,120,000 (e) PennyMac Financial Services, Inc 7 .875 12/15/29 13,931,905
5,000,000 (e) PennyMac Financial Services, Inc 7 .125 11/15/30 5,181,925
3,095,000 (e) Phoenix Aviation Capital Ltd 9 .250 07/15/30 3,205,607
5,310,000 (e) Rocket Cos, Inc 6 .125 08/01/30 5,411,049
5,645,000 (e) Rocket Cos, Inc 6 .375 08/01/33 5,775,967
5,000,000 Springleaf Finance Corp 5 .375 11/15/29 4,918,228
4,820,000 (e) Starwood Property Trust, Inc 6 .000 04/15/30 4,875,155
6,465,000 (e) Starwood Property Trust, Inc 6 .500 07/01/30 6,677,440
2,000,000 (b),(e) Stonex Escrow Issuer LLC 6 .875 07/15/32 2,020,117
6,000,000 (e) UWM Holdings LLC 6 .625 02/01/30 6,006,201
8,900,000 (e),(f) VistaJet Malta Finance plc 6 .375 02/01/30 8,343,571
5,635,000 (e) Walker & Dunlop, Inc 6 .625 04/01/33 5,782,823
4,000,000 (e) WEX, Inc 6 .500 03/15/33 4,035,608
TOTAL FINANCIAL SERVICES 227,085,997
FOOD, BEVERAGE & TOBACCO - 2.0%
5,615,000 (e) Darling Ingredients, Inc 6 .000 06/15/30 5,689,140
10,000,000 (e) Post Holdings, Inc 6 .375 03/01/33 10,091,170
5,000,000 (e) Primo Water Holdings, Inc 6 .250 04/01/29 5,034,853
9,145,000 (e) Primo Water Holdings, Inc 4 .375 04/30/29 8,866,352
9,515,000 (e) Viking Baked Goods Acquisition Corp 8 .625 11/01/31 9,322,499
TOTAL FOOD, BEVERAGE & TOBACCO 39,004,014
HEALTH CARE EQUIPMENT & SERVICES - 4.4%
6,000,000 (e) CHS 5 .250 05/15/30 5,320,485
7,030,000 (e) CHS 10 .875 01/15/32 7,450,865
5,000,000 CVS Health Corp 7 .000 03/10/55 5,157,051
11,160,000 (e) DaVita, Inc 4 .625 06/01/30 10,692,637
6,540,000 (e) DaVita, Inc 3 .750 02/15/31 5,948,135
2,400,000 (e) DaVita, Inc 6 .875 09/01/32 2,486,832

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 4.4% (continued)
$ 5,360,000 (e) DaVita, Inc 6 .750% 07/15/33 $ 5,534,720
14,188,697 (e) Global Medical Response, Inc, , (cash 9.500%, PIK 10.000%) 10 .000 10/31/28 14,188,697
1,050,000 (e) Insulet Corp 6 .500 04/01/33 1,094,715
6,578,000 (e) IQVIA, Inc 6 .250 06/01/32 6,750,463
7,000,000 (e) LifePoint Health, Inc 11 .000 10/15/30 7,722,372
7,545,000 (e) Prime Healthcare Services, Inc 9 .375 09/01/29 7,488,413
6,580,000 (e) Radiology Partners, Inc 8 .500 07/15/32 6,595,331
1,000,000 (e) Star Parent, Inc 9 .000 10/01/30 1,051,819
TOTAL HEALTH CARE EQUIPMENT & SERVICES 87,482,535
HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
5,840,000 (e) Coty, Inc 6 .625 07/15/30 5,973,742
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 5,973,742
INSURANCE - 4.6%
10,000,000 (e) Acrisure LLC 4 .250 02/15/29 9,597,226
3,710,000 (e) Acrisure LLC 6 .750 07/01/32 3,762,582
10,625,000 (e) Alliant Holdings Intermediate LLC 4 .250 10/15/27 10,429,512
9,305,000 (e) Alliant Holdings Intermediate LLC 6 .750 04/15/28 9,459,510
10,000,000 (e) Alliant Holdings Intermediate LLC 6 .500 10/01/31 10,185,990
2,400,000 (e) APH Somerset Investor 2 LLC 7 .875 11/01/29 2,454,984
9,640,000 (e) Ardonagh Finco Ltd 7 .750 02/15/31 10,078,321
1,855,000 (e) Ardonagh Group Finance Ltd 8 .875 02/15/32 1,951,918
8,270,000 (e) HUB International Ltd 7 .250 06/15/30 8,642,439
18,520,000 (e) Panther Escrow Issuer LLC 7 .125 06/01/31 19,237,668
4,965,000 (e) Ryan Specialty LLC 5 .875 08/01/32 5,004,055
TOTAL INSURANCE 90,804,205
MATERIALS - 3.4%
5,000,000 (e) ,NV Chemicals Corp 7 .000 12/01/31 5,238,514
7,225,000 (e) Arsenal AIC Parent LLC 8 .000 10/01/30 7,710,448
6,110,000 (e) Avient Corp 7 .125 08/01/30 6,301,938
2,000,000 (e) Avient Corp 6 .250 11/01/31 2,018,696
5,940,000 (e) Compass Minerals International, Inc 8 .000 07/01/30 6,136,853
8,900,000 (e) EverArc Escrow Sarl 5 .000 10/30/29 8,618,611
14,685,000 (e) Mineral Resources Ltd 8 .000 11/01/27 14,753,432
4,800,000 (e) Olin Corp 6 .625 04/01/33 4,724,252
6,410,000 (e),(f) Sealed Air Corp 6 .500 07/15/32 6,642,446
6,700,000 (e),(f) Tronox, Inc 4 .625 03/15/29 5,781,490
TOTAL MATERIALS 67,926,680
MEDIA & ENTERTAINMENT - 9.7%
1,800,000 (e) Advantage Sales & Marketing, Inc 6 .500 11/15/28 1,403,136
8,860,000 (e) Arches Buyer, Inc 4 .250 06/01/28 8,480,267
5,120,000 (e) CCO Holdings LLC 5 .375 06/01/29 5,101,279
12,250,000 (e) CCO Holdings LLC 4 .500 08/15/30 11,678,900
9,025,000 (e) CCO Holdings LLC 4 .250 02/01/31 8,430,916
10,800,000 CCO Holdings LLC 4 .500 05/01/32 10,057,422
10,000,000 Charter Communications Operating LLC 4 .400 12/01/61 7,011,858
5,980,000 (e) CSC Holdings LLC 5 .500 04/15/27 5,709,384
4,688,000 (e) CSC Holdings LLC 11 .250 05/15/28 4,670,357
4,135,000 (e) CSC Holdings LLC 11 .750 01/31/29 3,933,029
11,170,000 (e) DIRECTV Holdings LLC 5 .875 08/15/27 11,133,544
4,200,000 (e) DISH Network Corp 11 .750 11/15/27 4,329,469
6,000,000 (e),(f) Gray Television, Inc 10 .500 07/15/29 6,445,650
4,900,000 (e) Gray Television, Inc 4 .750 10/15/30 3,699,500
7,025,000 (e) LCPR Senior Secured Financing DAC 6 .750 10/15/27 4,731,970
8,550,000 (e) LCPR Senior Secured Financing DAC 5 .125 07/15/29 5,036,508
7,500,000 (e) McGraw-Hill Education, Inc 7 .375 09/01/31 7,823,559
4,000,000 (e) Sirius XM Radio, Inc 5 .000 08/01/27 3,965,735
4,650,000 (e) Sirius XM Radio, Inc 4 .000 07/15/28 4,465,969
4,380,000 (e) Sirius XM Radio, Inc 4 .125 07/01/30 4,038,533
3,745,000 (e),(f) Sirius XM Radio, Inc 3 .875 09/01/31 3,328,987
9,425,000 (e) Sunrise FinCo I BV 4 .875 07/15/31 8,913,694
5,000,000 (e) Sunrise HoldCo IV BV 5 .500 01/15/28 4,967,909
10,900,000 (e) Univision Communications, Inc 4 .500 05/01/29 9,910,299

High Yield Fund

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 9.7% (continued)
$ 6,214,000 (e) Univision Communications, Inc 8 .500% 07/31/31 $ 6,220,883
17,665,000 (e) Virgin Media Secured Finance plc 5 .500 05/15/29 17,374,986
11,175,000 (e) VZ Secured Financing BV 5 .000 01/15/32 9,941,374
9,672,000 (e) Ziff Davis, Inc 4 .625 10/15/30 9,028,509
TOTAL MEDIA & ENTERTAINMENT 191,833,626
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
9,350,000 (e) Bausch Health Cos, Inc 4 .875 06/01/28 7,887,146
4,610,000 (e) Organon & Co 7 .875 05/15/34 4,163,052
7,900,000 (e) Organon Finance  LLC 5 .125 04/30/31 6,856,060
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 18,906,258
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.6%
12,655,400 (e),(f) Anywhere Real Estate Group LLC 7 .000 04/15/30 11,823,204
9,145,000 (e) Cushman & Wakefield US Borrower LLC 6 .750 05/15/28 9,223,108
3,472,000 Kennedy-Wilson, Inc 4 .750 03/01/29 3,254,009
7,000,000 (f) Kennedy-Wilson, Inc 5 .000 03/01/31 6,308,750
742,000 (e),(f) Realogy Group LLC 5 .250 04/15/30 608,068
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 31,217,139
SOFTWARE & SERVICES - 1.7%
12,900,000 (e),(f) Ahead DB Holdings LLC 6 .625 05/01/28 12,939,526
3,375,000 (e) CA Magnum Holdings 5 .375 10/31/26 3,350,230
1,800,000 (e) Cloud Software Group, Inc 8 .250 06/30/32 1,915,612
2,847,000 (e) Fair Isaac Corp 6 .000 05/15/33 2,873,095
930,000 (e) Gen Digital, Inc 6 .250 04/01/33 954,963
11,000,180 (e) Rackspace Finance LLC 3 .500 05/15/28 4,421,998
6,000,000 (e) Rocket Software, Inc 9 .000 11/28/28 6,184,830
TOTAL SOFTWARE & SERVICES 32,640,254
TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
9,335,000 (e) Imola Merger Corp 4 .750 05/15/29 9,012,872
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 9,012,872
TELECOMMUNICATION SERVICES - 4.9%
813,824 Digicel Intermediate Holdings Ltd, , (cash 9.000%, PIK 3.000%) 12 .000 05/25/27 820,945
230,000 (e) Frontier Communications Corp 5 .000 05/01/28 229,903
8,210,000 (e) Frontier Communications Holdings LLC 8 .625 03/15/31 8,723,189
8,720,000 (e) Iliad Holding SASU 7 .000 10/15/28 8,879,342
5,000,000 (e) Iliad Holding SASU 8 .500 04/15/31 5,348,125
6,160,000 (e) Iliad Holding SASU 7 .000 04/15/32 6,311,419
5,000,000 (e) Level 3 Financing, Inc 10 .750 12/15/30 5,668,750
5,560,000 (e) Level 3 Financing, Inc 6 .875 06/30/33 5,657,428
10,000,000 Rogers Communications, Inc 7 .000 04/15/55 10,223,576
7,700,000 (e) Sable International Finance Ltd 7 .125 10/15/32 7,720,459
7,500,000 TELUS Corp 6 .625 10/15/55 7,544,818
2,050,000 (e) Vmed O2 UK Financing I plc 4 .250 01/31/31 1,878,044
6,350,000 (e) Windstream Escrow LLC 8 .250 10/01/31 6,650,266
10,800,000 (e) Zayo Group Holdings, Inc 4 .000 03/01/27 10,127,986
10,525,000 (e) Zegona Finance plc 8 .625 07/15/29 11,235,438
TOTAL TELECOMMUNICATION SERVICES 97,019,688
TRANSPORTATION - 2.9%
4,460,000 (e) Air Transport Services Group, Inc 7 .250 03/15/32 4,727,850
6,805,000 (e),(f) American Airlines, Inc 7 .250 02/15/28 6,949,599
2,500,000 (e) American Airlines, Inc 5 .750 04/20/29 2,497,807
30,900,000 (e) Brightline East LLC 11 .000 01/31/30 22,866,000
4,410,000 (e) Genesee & Wyoming, Inc 6 .250 04/15/32 4,499,845
3,335,000 (e) Herc Holdings, Inc 7 .250 06/15/33 3,494,417
3,550,000 (e) United Airlines, Inc 4 .625 04/15/29 3,445,861
5,000,000 (e),(f) VistaJet Malta Finance plc 7 .875 05/01/27 5,030,890
1,800,000 (e),(f) VistaJet Malta Finance plc 9 .500 06/01/28 1,850,027
2,805,000 (e) XPO, Inc 7 .125 06/01/31 2,932,302
TOTAL TRANSPORTATION 58,294,598
UTILITIES - 5.6%
2,425,000 (e) AltaGas Ltd 7 .200 10/15/54 2,425,536
6,400,000 (e) California Buyer Ltd 6 .375 02/15/32 6,410,432

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 5.6% (continued)
$ 6,020,000 (e) ContourGlobal Power Holdings S.A. 6 .750% 02/28/30 $ 6,202,767
4,290,000 (e) Ferrellgas LP 5 .375 04/01/26 4,249,272
18,678,000 (e) Ferrellgas LP 5 .875 04/01/29 17,280,316
7,500,000 (e) NRG Energy, Inc 6 .000 02/01/33 7,574,745
6,000,000 (e) NRG Energy, Inc 6 .250 11/01/34 6,113,088
7,075,000 Suburban Propane Partners LP 5 .875 03/01/27 7,072,962
1,800,000 (e) Suburban Propane Partners LP 5 .000 06/01/31 1,702,975
9,836,000 (e) Superior Plus LP 4 .500 03/15/29 9,460,006
20,090,000 (e) Talen Energy Supply LLC 8 .625 06/01/30 21,529,773
10,000,000 (e) TerraForm Power Operating LLC 5 .000 01/31/28 9,898,147
4,310,000 (e) Vistra Operations Co LLC 7 .750 10/15/31 4,580,856
2,400,000 (e),(f) XPLR Infrastructure Operating Partners LP 8 .375 01/15/31 2,563,450
4,185,000 (e),(f) XPLR Infrastructure Operating Partners LP 8 .625 03/15/33 4,485,387
TOTAL UTILITIES 111,549,712
TOTAL CORPORATE BONDS
(Cost $1,840,232,610) 1,819,539,392
TOTAL LONG-TERM INVESTMENTS
(Cost $1,941,322,106) 1,918,785,224
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 4.3%
85,167,871 (h) State Street Navigator Securities Lending Government Money Market Portfolio 4 .350 (i) 85,167,871
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $85,167,871) 85,167,871
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.6%
GOVERNMENT AGENCY DEBT - 0.2%
5,000,000 Federal Home Loan Bank Discount Notes 0 .000 08/29/25 4,964,833
TOTAL GOVERNMENT AGENCY DEBT 4,964,833
TREASURY DEBT - 0.4%
2,350,000 United States Treasury Bill 0 .000 07/08/25 2,348,106
5,000,000 United States Treasury Bill 0 .000 07/15/25 4,991,926
TOTAL TREASURY DEBT 7,340,032
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,305,156) 12,304,865
TOTAL INVESTMENTS - 102.0%
(Cost $2,038,795,133) 2,016,257,960
BORROWINGS - (0.0)% (84,829)
OTHER ASSETS & LIABILITIES, NET - (2.0)% (39,341,006)
NET ASSETS - 100.0% $ 1,976,832,125
PIK Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TBD Bank loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) When-issued or delayed delivery security.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,603,810,737 or 79.5% of Total
Investments.
(f) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $94,472,925.
(g) Perpetual security. Maturity date is not applicable.
(h) Investments made with cash collateral received from securities on loan.
(i) The rate shown is the one-day yield as of the end of the reporting period.

High Yield Fund

Portfolio of Investments June 30, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
High Yield
Long-Term Investments
:
Bank loan obligations $— $99,239,194 $— $99,239,194
Common stocks — 6,558 80 6,638
Corporate bonds — 1,819,539,392 — 1,819,539,392
Investments purchased with collateral from securities lending 85,167,871 — — 85,167,871
Short-Term Investments
:
Government agency debt — 4,964,833 — 4,964,833
Treasury debt — 7,340,032 — 7,340,032
Total $85,167,871 $1,931,090,009 $80 $2,016,257,960
1 1 1 1 1

Portfolio of Investments June 30, 2025
Short Duration Impact Bond

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.4%
BANK LOAN OBLIGATIONS - 1.9%
COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
$ 481,250 (a) Liberty Tire Recycling Holdco, LLC, Term Loan, (TSFR1M + 4.500%) 8 .941% 05/05/28 $ 467,214
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 467,214
UTILITIES - 1.3%
397,796 (a) Constellation Renewables, LLC, Term Loan, (TSFR3M + 2.250%) 6 .583 12/15/27 399,288
646,750 (a) TerraForm Power Operating, LLC, Term Loan B, (TSFR3M + 2.000%) 6 .296 05/21/29 647,695
TOTAL UTILITIES 1,046,983
TOTAL BANK LOAN OBLIGATIONS
(Cost $1,515,960) 1,514,197
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 36 .3%
AUTOMOBILES & COMPONENTS - 0.2%
200,000 Toyota Motor Corp 4 .450 06/30/30 200,818
TOTAL AUTOMOBILES & COMPONENTS 200,818
BANKS - 12.7%
500,000 (b) Bank of America Corp 6 .625 N/A 517,827
250,000 (c) BNP Paribas S.A. 1 .675 06/30/27 242,932
1,000,000 CitiBank NA 4 .876 11/19/27 1,006,083
500,000 (a) Citigroup, Inc, (TSFR3M + 1.512%) 5 .809 07/01/26 500,000
250,000 (c) Cooperatieve Rabobank UA 1 .004 09/24/26 247,917
275,000 Deutsche Bank AG. 6 .819 11/20/29 293,321
500,000 (c) Federation des Caisses Desjardins du Quebec 4 .400 08/23/25 499,573
600,000 (c) Federation des Caisses Desjardins du Quebec 5 .147 11/27/28 621,818
500,000 (c) ING Groep NV 1 .400 07/01/26 500,000
1,000,000 (b),(c),(d) Intesa Sanpaolo SpA 7 .700 N/A 1,001,845
1,000,000 JPMorgan Chase & Co 6 .070 10/22/27 1,021,716
925,000 JPMorgan Chase & Co 5 .571 04/22/28 943,981
500,000 M&T Bank Corp 4 .833 01/16/29 504,102
550,000 Morgan Stanley Bank NA 5 .504 05/26/28 561,613
250,000 (c) Royal Bank of Canada 1 .050 09/14/26 241,096
1,000,000 (c) Royal Bank of Canada 4 .851 12/14/26 1,010,945
350,000 Royal Bank of Canada 6 .750 08/24/85 350,259
TOTAL BANKS 10,065,028
CAPITAL GOODS - 0.9%
500,000 Johnson Controls International plc 1 .750 09/15/30 438,869
300,000 Nature Conservancy 2 .668 03/01/26 295,853
TOTAL CAPITAL GOODS 734,722
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.6%
500,000 SYSCO Corp 5 .100 09/23/30 512,263
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 512,263
ENERGY - 1.0%
500,000 (c) New York State Electric & Gas Corp 5 .650 08/15/28 518,241
250,000 Williams Cos, Inc 5 .400 03/02/26 251,425
TOTAL ENERGY 769,666
FINANCIAL SERVICES - 3.8%
250,000 BB Blue Financing DAC 4 .395 09/20/29 251,203
250,000 (c) Clearinghouse Community Development Financial Institution 7 .000 10/15/30 250,024
250,000 HA Sustainable Infrastructure Capital, Inc 6 .150 01/15/31 253,117
250,000 (c) HAT Holdings I LLC 3 .375 06/15/26 244,702
250,000 (c) HAT Holdings I LLC 8 .000 06/15/27 260,457
500,000 Private Export Funding Corp 1 .400 07/15/28 465,867
250,000 Private Export Funding Corp 4 .300 12/15/28 254,119
263,000 (c) Starwood Property Trust, Inc 6 .500 10/15/30 271,532
241,282 (c) WLB Asset II C Pte Ltd 3 .900 12/23/25 235,616
250,000 (c) WLB Asset II D Pte Ltd 6 .500 12/21/26 238,919

Short Duration Impact Bond

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 3.8% (continued)
$ 250,000 (c) WLB Asset VI Pte Ltd 7 .250% 12/21/27 $ 259,615
TOTAL FINANCIAL SERVICES 2,985,171
FOOD, BEVERAGE & TOBACCO - 0.4%
275,000 Campbell Soup Co 5 .200 03/21/29 281,591
TOTAL FOOD, BEVERAGE & TOBACCO 281,591
HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
1,000,000 Unilever Capital Corp 4 .875 09/08/28 1,024,165
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,024,165
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
250,000 Bridge Housing Corp 3 .250 07/15/30 229,125
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 229,125
TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
500,000 Apple, Inc 3 .000 06/20/27 491,329
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 491,329
TRANSPORTATION - 2.3%
412,595 (c) Air Canada 2015-, Cl A Pass Through Trust 3 .600 03/15/27 402,826
764,111 (c) Air Canada 2015-2 Class AA Pass Through Trust 3 .750 12/15/27 742,821
24,598 Ethiopian Leasing 2012 LLC 2 .646 05/12/26 24,387
750,000 Norfolk Southern Corp 2 .300 05/15/31 666,624
TOTAL TRANSPORTATION 1,836,658
UTILITIES - 12.2%
580,000 AES Corp 2 .450 01/15/31 507,061
475,000 Algonquin Power & Utilities Corp 5 .365 06/15/26 477,529
600,000 (c) Brooklyn Union Gas Co 4 .632 08/05/27 601,581
250,000 (c) Comision Federal de Electricidad 5 .700 01/24/30 249,625
500,000 Connecticut Light and Power Co 4 .650 01/01/29 506,158
301,339 Consumers 2023 Securitization Funding LLC 5 .550 03/01/28 303,450
444,208 (c) Continental Wind LLC 6 .000 02/28/33 456,407
250,000 (c) ContourGlobal Power Holdings S.A. 6 .750 02/28/30 257,590
1,000,000 DTE Electric Co 1 .900 04/01/28 943,581
560,000 (c) Electricite de France S.A. 3 .625 10/13/25 557,741
1,000,000 International Development Association 0 .375 09/23/25 990,755
425,000 (c) International Development Association 4 .375 11/27/29 433,530
450,000 (c) International Development Association 4 .000 06/11/30 451,923
500,000 MidAmerican Energy Co 3 .650 04/15/29 490,363
237,000 (c),(e) NextEra Energy Operating Partners LP 7 .250 01/15/29 242,956
459,334 PG&E Recovery Funding LLC 4 .838 06/01/33 461,701
250,000 Public Service Co of Colorado 3 .700 06/15/28 247,255
275,000 San Diego Gas & Electric Co 4 .950 08/15/28 280,774
258,146 SCE Recovery Funding LLC 1 .977 11/15/28 246,318
685,651 (c) Solar Star Funding LLC 5 .375 06/30/35 705,539
275,000 Southern California Edison Co 4 .875 02/01/27 276,550
TOTAL UTILITIES 9,688,387
TOTAL CORPORATE BONDS
(Cost $28,478,780) 28,818,923
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 39.1%
AGENCY SECURITIES - 1.4%
66,041 Harar Leasing 2013 LLC 2 .582 07/02/25 66,032
16,717 Sandalwood LLC 2 .821 02/12/26 16,636
658,724 Thirax  LLC 0 .968 01/14/33 578,224
136,827 United States International Development Finance Corp 1 .050 10/15/29 128,273
136,827 United States International Development Finance Corp 1 .790 10/15/29 130,292
184,054 Windermere Aviation LLC 2 .351 05/27/26 181,586
TOTAL AGENCY SECURITIES 1,101,043
FOREIGN GOVERNMENT BONDS - 11.2%
500,000 African Development Bank 4 .125 02/25/27 502,012
1,000,000 (c) Arab Petroleum Investments Corp 5 .428 05/02/29 1,027,800
250,000 Asian Infrastructure Investment Bank 0 .500 01/27/26 244,694
250,000 Asian Infrastructure Investment Bank 4 .875 09/14/26 252,675

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 200,000 (a) Asian Infrastructure Investment Bank, (SOFR Compounded Index + 0.620%) 4 .986% 08/16/27 $ 201,273
300,000 (a),(c) Asian Infrastructure Investment Bank, (SOFR Compounded Index + 0.620%) 4 .986 08/16/27 301,910
250,000 (c) BNG Bank NV 3 .500 05/19/28 247,811
250,000 Canada Government International Bond 4 .000 03/18/30 251,915
790,000 European Investment Bank 2 .125 04/13/26 777,988
450,000 Export Development Canada 3 .875 02/14/28 451,141
250,000 Inter-American Investment Corp 0 .625 02/10/26 244,474
500,000 Inter-American Investment Corp 4 .126 02/15/28 503,366
250,000 International Bank for Reconstruction & Development 0 .000 03/31/27 233,005
500,000 International Bank for Reconstruction & Development 0 .000 03/31/28 490,762
1,000,000 International Finance Corp 2 .126 04/07/26 985,092
250,000 International Finance Facility for Immunisation Co 1 .000 04/21/26 243,656
500,000 Japan Bank for International Cooperation 4 .375 10/05/27 505,036
250,000 Japan International Cooperation Agency 4 .000 05/23/28 249,967
200,000 Japan International Cooperation Agency 4 .250 05/22/30 201,639
500,000 Kreditanstalt fuer Wiederaufbau 1 .000 10/01/26 482,377
500,000 OPEC Fund for International Development 4 .500 01/26/26 500,037
TOTAL FOREIGN GOVERNMENT BONDS 8,898,630
MORTGAGE BACKED - 0.1%
50,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .406 06/25/43 52,232
30,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%) 7 .005 07/25/43 31,004
TOTAL MORTGAGE BACKED 83,236
MUNICIPAL BONDS - 7.7%
550,000 Broomfield Urban Renewal Authority 4 .650 12/01/27 557,220
117,179 (f) City of Fort Wayne IN 10 .750 12/01/29 12
250,000 (c) County of Gallatin MT 11 .500 09/01/27 257,631
350,000 (c) Iowa Finance Authority 7 .000 11/01/27 354,641
250,000 Jersey City Municipal Utilities Authority 4 .800 05/01/26 250,138
250,000 Montgomery County Housing Opportunities Commission 4 .352 12/01/26 250,825
200,000 Mount Diablo Unified School District 5 .548 08/01/27 202,615
1,000,000 (a),(c) New Hampshire Business Finance Authority 4 .650 02/01/29 1,000,000
250,000 New York State Energy Research & Development Authority 5 .739 04/01/26 250,083
815,000 New York State Energy Research & Development Authority 5 .822 04/01/27 816,609
350,000 New York State Energy Research & Development Authority 6 .222 04/01/40 352,543
250,000 Pharr Economic Development Corp 3 .016 08/15/26 246,962
275,000 Redevelopment Authority of the City of Philadelphia 4 .653 09/01/25 275,118
600,000 San Diego Unified School District 3 .915 07/01/28 599,431
245,915 State of Hawaii Department of Business Economic Development & Tourism 3 .242 01/01/31 241,290
250,000 Village of Deerfield IL 4 .000 12/01/28 248,937
250,000 (c) Warm Springs Reservation Confederated Tribe 2 .165 11/01/26 241,554
TOTAL MUNICIPAL BONDS 6,145,609
U.S. TREASURY SECURITIES - 18.7%
4,694,000 United States Treasury Note 3 .750 06/30/27 4,696,934
960,000 United States Treasury Note 3 .875 06/15/28 965,100
1,604,000 United States Treasury Note 3 .875 06/30/30 1,610,140
7,600,000 United States Treasury Note/Bond 5 .000 09/30/25 7,611,727
TOTAL U.S. TREASURY SECURITIES 14,883,901
TOTAL GOVERNMENT BONDS
(Cost $31,151,722) 31,112,419
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 21.1%
ASSET BACKED - 14.3%
446,542 (c) Air Canada 2020-2, Class A Pass Through Trust, Series 2020 A 5 .250 04/01/29 450,556
250,000 (c) Centersquare Issuer LLC, Series 2025 1A 5 .500 03/26/55 241,764
798,327 Delta Air Lines Pass Through Trust, Series 2015 1 3 .625 07/30/27 783,217
175,258 Delta Air Lines Pass Through Trust, Series 2020 1 2 .000 06/10/28 164,959
164,462 Delta Air Lines Pass Through Trust, Series 2020 1 2 .500 06/10/28 155,365
250,000 (c) Frontier Issuer LLC, Series 2023 1 6 .600 08/20/53 253,951
250,000 (c) Frontier Issuer LLC, Series 2023 1 11 .500 08/20/53 262,948
300,000 (c) Frontier Issuer LLC, Series 2024 1 6 .190 06/20/54 308,916
228,641 (c) GoodLeap Sustainable Home Solutions Trust, Series 2021 4GS 1 .930 07/20/48 183,201

Short Duration Impact Bond

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 227,226 (c) GoodLeap Sustainable Home Solutions Trust, Series 2021 5CS 2 .560% 10/20/48 $ 170,705
433,902 (c) Helios Issuer, LLC, Series 2023 B 5 .300 08/22/50 400,166
77,378 (c) HERO Funding Trust, Series 2016 1A 4 .050 09/20/41 73,149
118,793 (c) HERO Funding Trust, Series 2016 3A 3 .910 09/20/42 110,746
89,835 (c) HERO Funding Trust, Series 2020 1A 2 .590 09/20/57 74,882
500,000 (c) Hertz Vehicle Financing III LLC, Series 2023 2A 5 .570 09/25/29 510,291
86,777 (c) Mosaic Solar Loan Trust, Series 2020 1A 2 .100 04/20/46 77,053
197,193 (c) Mosaic Solar Loan Trust, Series 2020 2A 1 .440 08/20/46 167,242
249,917 (c) Mosaic Solar Loan Trust, Series 2021 3A 1 .440 06/20/52 203,434
211,682 (c) Mosaic Solar Loan Trust, Series 2021 3A 1 .770 06/20/52 145,063
22,889 (c) Renew, Series 2017 1A 3 .670 09/20/52 21,229
181,163 (c) Sunnova Helios VII Issuer LLC, Series 2021 C 2 .030 10/20/48 149,862
236,018 (c) Sunnova Helios VIII Issuer LLC, Series 2022 A 2 .790 02/22/49 197,175
220,850 (c) Sunnova Helios XI Issuer LLC, Series 2023 A 5 .300 05/20/50 203,265
413,232 (c) Sunrun Atlas Issuer LLC, Series 2019 2 3 .610 02/01/55 391,235
274,808 (c) Sunrun Callisto Issuer LLC, Series 2019 1A 3 .980 06/30/54 254,637
261,610 (c) Sunrun Callisto Issuer LLC, Series 2021 2A 2 .270 01/30/57 231,493
250,000 (c) Switch ABS Issuer LLC, Series 2025 1A 5 .036 03/25/55 246,606
43,475 (c) Tesla Auto Lease Trust, Series 2023 A 5 .890 06/22/26 43,518
396,647 (c) Tesla Auto Lease Trust, Series 2023 B 6 .130 09/21/26 397,911
529,995 (c) Tesla Auto Lease Trust, Series 2024 B 4 .790 01/20/27 530,152
580,000 (c) Tesla Auto Lease Trust, Series 2024 A 5 .300 06/21/27 581,726
1,000,000 (c) Tesla Auto Lease Trust, Series 2023 A 5 .940 07/20/27 1,002,152
500,000 (c) Tesla Auto Lease Trust, Series 2024 B 4 .820 10/20/27 502,266
202,930 (c) Tesla Electric Vehicle Trust, Series 2023 1 5 .540 12/21/26 203,236
1,450,034 (c) Tesla Sustainable Energy Trust, Series 2024 1A 5 .080 06/21/50 1,454,881
236,002 (c) Vivint Colar Financing V LLC, Series 2018 1A 7 .370 04/30/48 225,064
TOTAL ASSET BACKED 11,374,016
OTHER MORTGAGE BACKED - 6.8%
200,000 (a),(c) Alen Mortgage Trust, (TSFR1M + 2.364%), Series 2021 ACEN 6 .676 04/15/34 182,462
250,000 (c) BX Trust, Series 2022 CLS 6 .300 10/13/27 252,520
250,000 (a),(c) BX TRUST, (TSFR1M + 1.490%), Series 2022 AHP 5 .802 01/17/39 249,527
250,000 (a),(c) BX TRUST, (TSFR1M + 2.090%), Series 2022 AHP 6 .402 01/17/39 249,273
975,000 (a),(c) CHI Commercial Mortgage Trust, Series 2025 SFT 0 .310 04/15/42 10,047
250,000 (a),(c) CHI Commercial Mortgage Trust, Series 2025 SFT 5 .665 04/15/42 254,990
27,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR + 3.600%), Series 2022 R08 7 .950 07/25/42 28,193
1,000,000 (a),(c) GS Mortgage Securities Corp Trust, (TSFR1M + 1.499%), Series 2021 DM 5 .811 11/15/36 991,947
20,255 GS Mortgage Securities Trust, Series 2016 GS2 2 .922 05/10/49 20,169
500,000 (a),(c) JP Morgan Chase Commercial Mortgage Securities Trust, (TSFR1M + 1.734%), Series 2020
609M
6 .046 10/15/33 497,618
212,214 (a),(c) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE 5 .915 07/15/36 202,229
250,000 (a),(c) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.879%), Series 2019 MILE 6 .191 07/15/36 230,334
250,000 (a),(c) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%), Series 2019 MILE 6 .591 07/15/36 210,997
250,000 (a),(c) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 4.329%), Series 2019 MILE 8 .641 07/15/36 167,319
182,612 (c) One Market Plaza Trust, Series 2017 1MKT 3 .614 02/10/32 174,656
27,382,754 (a),(c) SLG Office Trust, Series 2021 OVA 0 .258 07/15/41 337,188
500,000 (a),(c) STWD Mortgage Trust, (TSFR1M + 1.371%), Series 2021 LIH 5 .683 11/15/36 498,701
500,000 (a),(c) STWD Mortgage Trust, (TSFR1M + 1.770%), Series 2021 LIH 6 .082 11/15/36 498,153
270,000 (a),(c) STWD Mortgage Trust, (TSFR1M + 2.069%), Series 2021 LIH 6 .381 11/15/36 269,027
72,608 (c) Verus Securitization Trust, Series 2020 1 3 .417 01/25/60 71,296
TOTAL OTHER MORTGAGE BACKED 5,396,646
TOTAL STRUCTURED ASSETS
(Cost $17,253,162) 16,770,662
TOTAL LONG-TERM INVESTMENTS
(Cost $78,399,624) 78,216,201
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
256,955 (g) State Street Navigator Securities Lending Government Money Market Portfolio 4 .350 (h) 256,955
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $256,955) 256,955

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.9%
REPURCHASE AGREEMENT - 0.9%
$ 708,000 (i) Fixed Income Clearing Corporation 4 .350% 07/01/25 $ 708,000
TOTAL REPURCHASE AGREEMENT 708,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $708,000) 708,000
TOTAL INVESTMENTS - 99.6%
(Cost $79,364,579) 79,181,156
OTHER ASSETS & LIABILITIES, NET - 0.4% 320,523
NET ASSETS - 100.0% $ 79,501,679
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Perpetual security. Maturity date is not applicable.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $30,909,307 or 39.0% of Total
Investments.
(d) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 1.3% of Total Investments.
(e) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $239,881.
(f) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(g) Investments made with cash collateral received from securities on loan.
(h) The rate shown is the one-day yield as of the end of the reporting period.
(i) Agreement with Fixed Income Clearing Corporation, 4.350% dated 6/30/25 to be repurchased at $708,086 on 7/1/25, collateralized by Government Agency Securities, with coupon rate
4.375% and maturity date 5/15/34, valued at $722,204.

Short Duration Impact Bond

Portfolio of Investments June 30, 2025
(continued)
Fund Level 1 Level 2 Level 3 Total
Short Duration Impact Bond
Long-Term Investments
:
Bank loan obligations $— $1,514,197 $— $1,514,197
Corporate bonds — 28,818,923 — 28,818,923
Government bonds — 31,112,419 — 31,112,419
Structured assets — 16,770,662 — 16,770,662
Investments purchased with collateral from securities lending 256,955 — — 256,955
Short-Term Investments
:
Repurchase agreement — 708,000 — 708,000
Total $256,955 $78,924,201 $— $79,181,156
1 1 1 1 1

Portfolio of Investments June 30, 2025
Short Term Bond

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.1%
BANK LOAN OBLIGATIONS - 0.8%
CAPITAL GOODS - 0.1%
$ 1,253,564 (a) Core & Main LP, Term Loan B, (TSFR1M + 2.000%) 6 .270% 07/27/28 $ 1,255,921
TOTAL CAPITAL GOODS 1,255,921
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
661,872 (a) American Builders & Contractors Supply Co., Inc., Term Loan B, (TSFR1M + 1.750%) 6 .077 01/31/31 665,085
1,744,299 (a) Avis Budget Car Rental, LLC, Term Loan B, (TSFR1M + 1.750%) 6 .191 08/06/27 1,732,307
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,397,392
CONSUMER SERVICES - 0.3%
1,443,881 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%) 6 .077 09/20/30 1,439,521
1,943,891 (a) Hilton Domestic Operating Company, Inc., Term Loan B4, (TSFR1M + 1.750%) 6 .069 11/08/30 1,952,697
778,076 (a) KFC Holding Co., Term Loan B, (TSFR1M + 1.750%) 6 .179 03/15/28 782,818
1,405,082 (a) Wyndham Hotels & Resorts, Inc., Term Loan, (TSFR1M + 1.750%) 6 .077 05/24/30 1,412,354
TOTAL CONSUMER SERVICES 5,587,390
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.0%
730,720 (a) US Foods, Inc., Term Loan B, (TSFR1M + 1.750%) 6 .077 11/22/28 738,027
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 738,027
FINANCIAL SERVICES - 0.0%
698,297 (a) Trans Union, LLC, Term Loan B9, (TSFR1M + 1.750%) 6 .077 06/24/31 699,791
TOTAL FINANCIAL SERVICES 699,791
MEDIA & ENTERTAINMENT - 0.1%
995,854 (a) CSC Holdings, LLC, Term Loan B6, (TSFR1M + 4.500%) 8 .812 01/18/28 983,969
674,453 (a) Outfront Media Capital LLC, Term Loan B, (TSFR1M + 1.750%) 6 .077 11/18/26 675,154
TOTAL MEDIA & ENTERTAINMENT 1,659,123
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
100,389 (a) Avantor Funding, Inc., Term Loan, (TSFR1M + 2.000%) 6 .427 11/08/27 100,911
1,564,963 (a) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M + 2.250%) 6 .577 05/05/28 1,573,555
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,674,466
SOFTWARE & SERVICES - 0.1%
1,283,333 (a) Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 6 .077 09/12/29 1,283,019
TOTAL SOFTWARE & SERVICES 1,283,019
TOTAL BANK LOAN OBLIGATIONS
(Cost $15,206,799) 15,295,129
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 34 .3%
AUTOMOBILES & COMPONENTS - 2.1%
2,725,000 (b) Denso Corp 1 .239 09/16/26 2,625,997
2,200,000 (b) Ford Otomotiv Sanayi AS. 7 .125 04/25/29 2,201,650
11,000,000 General Motors Financial Co, Inc 5 .400 04/06/26 11,049,922
5,000,000 General Motors Financial Co, Inc 5 .400 05/08/27 5,072,608
850,000 General Motors Financial Co, Inc 6 .000 01/09/28 875,431
7,500,000 Toyota Motor Credit Corp 4 .550 08/07/26 7,526,055
10,000,000 Toyota Motor Credit Corp 4 .500 05/14/27 10,069,546
TOTAL AUTOMOBILES & COMPONENTS 39,421,209
BANKS - 13.4%
1,125,000 (b),(c) Banco Bradesco S.A. 6 .500 01/22/30 1,177,763
2,855,000 (b) Banco do Brasil S.A. 3 .250 09/30/26 2,808,838
3,000,000 (b) Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand 5 .621 12/10/29 3,055,500
3,000,000 (b) Bank Leumi Le-Israel BM 5 .125 07/27/27 3,003,510
25,000,000 Bank of America Corp 4 .979 01/24/29 25,356,597
5,000,000 Bank of America Corp 5 .819 09/15/29 5,208,589
1,800,000 Barclays plc 4 .837 09/10/28 1,813,893
5,000,000 Barclays plc 6 .490 09/13/29 5,286,319
2,900,000 (b) Caixa Economica Federal 5 .625 05/13/30 2,894,200
15,000,000 CitiBank NA 5 .438 04/30/26 15,116,389
7,250,000 CitiBank NA 4 .929 08/06/26 7,299,762
10,000,000 CitiBank NA 4 .576 05/29/27 10,054,922
5,000,000 CitiBank NA 4 .876 11/19/27 5,030,415

Short Term Bond

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 13.4% (continued)
$ 10,000,000 Citigroup, Inc 5 .610% 09/29/26 $ 10,022,459
2,150,000 (b) Credit Agricole S.A. 5 .222 05/27/31 2,190,092
20,000,000 Goldman Sachs Bank USA 5 .283 03/18/27 20,098,690
10,000,000 Goldman Sachs Bank USA 5 .414 05/21/27 10,082,530
14,450,000 HSBC Holdings plc 5 .130 11/19/28 14,633,764
1,600,000 (b),(c) Itau Unibanco Holding S.A. 6 .000 02/27/30 1,641,240
10,000,000 JPMorgan Chase & Co 5 .581 04/22/30 10,383,569
3,000,000 JPMorgan Chase & Co 4 .995 07/22/30 3,054,787
10,000,000 JPMorgan Chase & Co 4 .603 10/22/30 10,034,158
10,000,000 JPMorgan Chase Bank NA 5 .110 12/08/26 10,126,599
5,000,000 Morgan Stanley Bank NA 5 .882 10/30/26 5,105,216
8,400,000 Morgan Stanley Bank NA 5 .504 05/26/28 8,577,368
5,000,000 Morgan Stanley Bank NA 4 .968 07/14/28 5,059,893
4,275,000 (b),(c) NatWest Markets plc 5 .416 05/17/27 4,365,480
11,200,000 PNC Bank NA 4 .543 05/13/27 11,205,629
10,000,000 Royal Bank of Canada 4 .650 01/27/26 9,996,944
4,000,000 (b) United Overseas Bank Ltd 1 .250 04/14/26 3,909,405
21,900,000 Wells Fargo Bank NA 5 .450 08/07/26 22,179,183
TOTAL BANKS 250,773,703
CAPITAL GOODS - 1.3%
10,000,000 Boeing Co 2 .196 02/04/26 9,843,923
10,000,000 Caterpillar Financial Services Corp 4 .350 05/15/26 10,005,677
3,000,000 (b) Embraer Netherlands Finance BV 7 .000 07/28/30 3,239,130
2,000,000 (b) Sisecam UK plc 8 .250 05/02/29 2,023,948
TOTAL CAPITAL GOODS 25,112,678
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.7%
2,700,000 O'Reilly Automotive, Inc 5 .750 11/20/26 2,747,840
10,000,000 Walmart, Inc 4 .100 04/28/27 10,042,326
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 12,790,166
ENERGY - 2.7%
5,000,000 BP Capital Markets America, Inc 5 .017 11/17/27 5,091,220
3,000,000 Canadian Natural Resources Ltd 2 .050 07/15/25 2,996,535
1,000,000 Ecopetrol S.A. 4 .625 11/02/31 844,573
4,125,000 Enbridge, Inc 4 .600 06/20/28 4,155,969
3,000,000 Energy Transfer LP 5 .250 07/01/29 3,073,470
2,275,000 Energy Transfer LP 5 .200 04/01/30 2,325,723
3,500,000 Enterprise Products Operating LLC 5 .050 01/10/26 3,507,877
2,991,000 Hess Corp 4 .300 04/01/27 2,983,985
3,600,000 (b) Pertamina Hulu Energi PT 5 .250 05/21/30 3,637,999
1,000,000 Petroleos Mexicanos 4 .500 01/23/26 986,450
1,000,000 Petroleos Mexicanos 5 .350 02/12/28 960,242
3,840,000 (b) Petronas Capital Ltd 4 .950 01/03/31 3,916,333
1,315,789 Reliance Industries Ltd 2 .444 01/15/26 1,308,076
2,275,000 (b) South Bow USA Infrastructure Holdings LLC 4 .911 09/01/27 2,289,598
2,000,000 (b) Tengizchevroil Finance Co International Ltd 2 .625 08/15/25 1,992,160
10,000,000 Williams Cos, Inc 5 .400 03/02/26 10,056,992
TOTAL ENERGY 50,127,202
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.8%
3,000,000 American Tower Corp 5 .250 07/15/28 3,075,435
3,000,000 Essex Portfolio LP 1 .700 03/01/28 2,797,408
5,000,000 GLP Capital LP 5 .750 06/01/28 5,123,480
3,000,000 Healthcare Realty Holdings LP 3 .750 07/01/27 2,958,110
4,800,000 Kite Realty Group LP 4 .000 10/01/26 4,757,670
13,365,000 (b) SBA Tower Trust 1 .884 01/15/26 13,146,687
2,500,000 (b) SBA Tower Trust 1 .631 11/15/26 2,398,606
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 34,257,396
FINANCIAL SERVICES - 1.6%
5,500,000 AerCap Ireland Capital DAC 6 .100 01/15/27 5,622,054
3,000,000 American Express Co 5 .532 04/25/30 3,118,625
10,000,000 Morgan Stanley 4 .994 04/12/29 10,145,474
1,675,000 Morgan Stanley 5 .449 07/20/29 1,722,655
4,000,000 (b) Rocket Mortgage LLC 2 .875 10/15/26 3,901,078

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 1.6% (continued)
$ 5,000,000 State Street Corp 5 .272% 08/03/26 $ 5,050,208
TOTAL FINANCIAL SERVICES 29,560,094
FOOD, BEVERAGE & TOBACCO - 1.0%
3,000,000 (b) Bimbo Bakeries USA, Inc 6 .050 01/15/29 3,135,927
7,550,000 (b) Mars, Inc 4 .800 03/01/30 7,649,660
5,000,000 Philip Morris International, Inc 4 .125 04/28/28 4,990,218
3,000,000 Philip Morris International, Inc 4 .875 02/13/29 3,052,932
TOTAL FOOD, BEVERAGE & TOBACCO 18,828,737
HEALTH CARE EQUIPMENT & SERVICES - 0.9%
8,750,000 CVS Health Corp 4 .300 03/25/28 8,714,096
3,200,000 HCA, Inc 5 .200 06/01/28 3,269,375
5,000,000 UnitedHealth Group, Inc 4 .250 01/15/29 4,991,126
TOTAL HEALTH CARE EQUIPMENT & SERVICES 16,974,597
HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
5,000,000 Unilever Capital Corp 4 .250 08/12/27 5,021,632
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 5,021,632
INSURANCE - 0.5%
5,000,000 Arthur J Gallagher & Co 4 .850 12/15/29 5,073,475
2,050,000 Brown & Brown, Inc 4 .700 06/23/28 2,067,294
2,500,000 (b) Principal Life Global Funding II 0 .875 01/12/26 2,453,313
TOTAL INSURANCE 9,594,082
MATERIALS - 0.6%
3,401,000 Amcor Finance USA, Inc 3 .625 04/28/26 3,372,666
2,200,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 2,100,171
1,200,000 (b) Freeport Indonesia PT 4 .763 04/14/27 1,196,925
2,000,000 (b) Kraton Corp 5 .000 07/15/27 2,024,340
1,000,000 (b) OCP S.A. 6 .100 04/30/30 1,013,302
960,000 (b) Orbia Advance Corp SAB de C.V. 6 .800 05/13/30 981,120
1,600,000 (b) POSCO 5 .750 01/17/28 1,644,185
TOTAL MATERIALS 12,332,709
MEDIA & ENTERTAINMENT - 1.0%
2,000,000 (b) CCO Holdings LLC 5 .125 05/01/27 1,993,566
10,000,000 Charter Communications Operating LLC 6 .150 11/10/26 10,191,423
6,000,000 Comcast Corp 3 .300 02/01/27 5,915,597
TOTAL MEDIA & ENTERTAINMENT 18,100,586
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.6%
5,000,000 AbbVie, Inc 4 .650 03/15/28 5,075,590
9,600,000 Amgen, Inc 5 .150 03/02/28 9,808,913
3,000,000 AstraZeneca Finance LLC 4 .800 02/26/27 3,033,035
8,000,000 Pfizer Investment Enterprises Pte Ltd 4 .450 05/19/28 8,064,094
633,000 Teva Pharmaceutical Finance Netherlands III BV 4 .750 05/09/27 631,892
3,000,000 Zoetis, Inc 5 .400 11/14/25 3,006,406
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 29,619,930
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
1,800,000 Broadcom, Inc 4 .150 02/15/28 1,794,762
5,800,000 Broadcom, Inc 5 .050 07/12/29 5,939,308
3,000,000 (b) TSMC Global Ltd 0 .750 09/28/25 2,973,563
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 10,707,633
SOFTWARE & SERVICES - 0.5%
5,000,000 Accenture Capital, Inc 3 .900 10/04/27 4,984,714
925,000 (b) Gen Digital, Inc 6 .750 09/30/27 941,379
3,100,000 Oracle Corp 5 .800 11/10/25 3,112,462
TOTAL SOFTWARE & SERVICES 9,038,555
TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
3,000,000 Amphenol Corp 5 .050 04/05/29 3,085,963
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 3,085,963
TELECOMMUNICATION SERVICES - 1.1%
5,500,000 AT&T, Inc 1 .700 03/25/26 5,389,782
2,650,000 (b) Sitios Latinoamerica SAB de C.V. 6 .000 11/25/29 2,698,336
8,000,000 T-Mobile USA, Inc 3 .750 04/15/27 7,916,462

Short Term Bond

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 1.1% (continued)
$ 5,500,000 Verizon Communications, Inc 2 .100% 03/22/28 $ 5,211,193
TOTAL TELECOMMUNICATION SERVICES 21,215,773
TRANSPORTATION - 0.3%
2,000,000 (b) Grupo Aeromexico SAB de C.V. 8 .250 11/15/29 1,964,400
3,170,000 (b) Transnet SOC Ltd 8 .250 02/06/28 3,278,856
TOTAL TRANSPORTATION 5,243,256
UTILITIES - 2.1%
1,400,000 (b) Banco Nacional de Comercio Exterior SNC 5 .875 05/07/30 1,418,354
3,400,000 (b) Comision Federal de Electricidad 5 .700 01/24/30 3,394,900
1,160,157 Consumers 2023 Securitization Funding LLC 5 .550 03/01/28 1,168,280
2,675,000 DTE Electric Co 4 .250 05/14/27 2,678,688
5,000,000 DTE Energy Co 5 .200 04/01/30 5,116,427
5,000,000 Florida Power & Light Co 4 .400 05/15/28 5,037,345
2,500,000 (b) Israel Electric Corp Ltd 4 .250 08/14/28 2,427,487
1,575,000 NextEra Energy Capital Holdings, Inc 4 .900 02/28/28 1,596,203
3,000,000 NextEra Energy Capital Holdings, Inc 4 .900 03/15/29 3,048,090
6,218,393 Virginia Power Fuel Securitization LLC 5 .088 05/01/27 6,252,031
5,000,000 WEC Energy Group, Inc 4 .750 01/09/26 5,001,118
1,378,000 WEC Energy Group, Inc 5 .600 09/12/26 1,396,127
TOTAL UTILITIES 38,535,050
TOTAL CORPORATE BONDS
(Cost $634,123,962) 640,340,951
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 40.1%
AGENCY SECURITIES - 1.2%
20,036,250 Federal Home Loan Banks 1 .000 03/23/26 19,578,376
765,000 Montefiore Medical Center 2 .152 10/20/26 745,752
1,052,631 Reliance Industries Ltd 1 .870 01/15/26 1,043,151
1,000,000 Reliance Industries Ltd 2 .060 01/15/26 991,369
TOTAL AGENCY SECURITIES 22,358,648
FOREIGN GOVERNMENT BONDS - 2.3%
925,000 (b) Baiterek National Managing Holding JSC 5 .450 05/08/28 935,848
2,500,000 Brazilian Government International Bond 5 .500 11/06/30 2,504,500
6,250,000 (b) Central American Bank for Economic Integration 5 .000 02/09/26 6,266,567
1,000,000 (b) Hungary Government International Bond 6 .125 05/22/28 1,032,827
2,800,000 (b) Korea Hydro & Nuclear Power Co Ltd 1 .250 04/27/26 2,731,014
2,800,000 (b) Magyar Export-Import Bank Zrt 6 .125 12/04/27 2,861,413
4,350,000 Mexico Government International Bond 3 .750 01/11/28 4,255,823
4,300,000 (b) Morocco Government International Bond 2 .375 12/15/27 4,055,915
3,575,000 (b) OPEC Fund for International Development 4 .500 01/26/26 3,575,266
4,250,000 Peruvian Government International Bond 4 .125 08/25/27 4,241,611
900,000 Philippine Government International Bond 2 .457 05/05/30 821,960
4,000,000 (b) Qatar Government International Bond 4 .000 03/14/29 3,967,224
1,000,000 (b) Romanian Government International Bond 6 .625 02/17/28 1,033,635
5,200,000 (b) Saudi Government International Bond 3 .250 10/26/26 5,117,237
TOTAL FOREIGN GOVERNMENT BONDS 43,400,840
MORTGAGE BACKED - 8.1%
7,351 Citicorp Mortgage Securities Trust Series 5 .500 02/25/26 7,316
10,094,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .405 03/25/42 10,405,682
6,170,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%) 8 .956 06/25/42 6,582,985
7,277,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%) 7 .655 01/25/43 7,597,604
8,880,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 7 .856 05/25/43 9,385,619
1,175,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .406 06/25/43 1,227,445
460,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%) 7 .005 07/25/43 475,395
6,375 Deutsche Mortgage Securities, Inc Mortgage Loan Trust (Step Bond) 5 .940 07/25/34 6,351
51,481,655 (a) Fannie Mae REMICS, (SOFR30A + 1.400%) 5 .705 08/25/54 51,643,817
17,171,799 (a) Fannie Mae REMICS, (SOFR30A + 1.250%) 5 .555 10/25/54 17,171,469
20,000,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%) 7 .655 05/25/42 20,798,400
1,097,357 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%) 8 .805 06/25/42 1,167,216
1,805,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.000%) 8 .305 07/25/42 1,906,487
3,830,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%) 7 .556 04/25/43 4,018,356

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 5,168,243 Ginnie Mae I Pool 2 .000% 05/15/31 $ 4,808,386
15,235,218 Ginnie Mae I Pool 1 .730 07/15/37 12,904,646
43,976 (a) Impac CMB Trust, (TSFR1M + 0.774%) 5 .094 03/25/35 40,286
223,972 (a),(b) New Residential Mortgage Loan Trust 3 .750 11/25/54 215,929
359,183 (a),(b) New Residential Mortgage Loan Trust 3 .750 03/25/56 347,091
606,050 (a),(b) New Residential Mortgage Loan Trust 4 .000 12/25/57 591,613
80,590 (a) Structured Adjustable Rate Mortgage Loan Trust, (TSFR1M + 0.484%) 4 .804 07/25/34 80,386
TOTAL MORTGAGE BACKED 151,382,479
U.S. TREASURY SECURITIES - 28.5%
68,366,000 United States Treasury Note 3 .750 06/30/27 68,408,729
52,616,000 United States Treasury Note 3 .875 06/15/28 52,895,522
68,411,000 United States Treasury Note 3 .875 04/30/30 68,678,230
66,176,000 United States Treasury Note 3 .875 06/30/30 66,429,330
13,611,100 United States Treasury Note/Bond 3 .000 10/31/25 13,553,147
54,652,100 United States Treasury Note/Bond 3 .625 05/15/26 54,449,289
186,169,000 United States Treasury Note/Bond 1 .500 08/15/26 181,172,980
16,050,000 United States Treasury Note/Bond 0 .500 06/30/27 15,061,295
11,000,000 United States Treasury Note/Bond 1 .375 10/31/28 10,199,492
TOTAL U.S. TREASURY SECURITIES 530,848,014
TOTAL GOVERNMENT BONDS
(Cost $747,278,447) 747,989,981
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 20.9%
ASSET BACKED - 10.3%
46,676 Aames Mortgage Trust (Step Bond), Series 2002 1 7 .396 06/25/32 45,887
4,059,459 (b) Alterna Funding III LLC, Series 2024 1A 6 .260 05/16/39 4,097,803
55,677 (b) Asset Backed Funding Corp NIM Trust, Series 2005 WMC1 5 .900 07/26/35 1
323,266 (a) Asset Backed Securities Corp Home Equity Loan Trust Series, (TSFR1M + 1.764%), Series
2002 HE1
6 .076 03/15/32 341,146
9,000,000 (b) Avis Budget Rental Car Funding AESOP LLC, Series 2024 1A 5 .360 06/20/30 9,234,361
1,899,324 (b) Capital Automotive REIT, Series 2021 1A 1 .440 08/15/51 1,820,310
2,089,003 (b) Capital Automotive REIT, Series 2021 1A 1 .920 08/15/51 2,000,237
7,000,000 CarMax Auto Owner Trust, Series 2021 3 1 .000 03/15/27 6,924,783
16,085,000 CarMax Auto Owner Trust, Series 2024 4 4 .600 10/15/29 16,203,038
484 Centex Home Equity, Series 2002 A 5 .540 01/25/32 483
35,599 (a) Centex Home Equity, (TSFR1M + 0.759%), Series 2004 B 5 .079 03/25/34 35,274
9,579,164 (b) CF Hippolyta LLC, Series 2020 1 1 .690 07/15/60 9,476,657
122,341 (a) Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004 2 5 .700 02/26/35 108,438
2,540,000 CNH Equipment Trust, Series 2021 B 0 .900 01/16/29 2,517,716
6,562,000 (b) DB Master Finance LLC, Series 2021 1A 2 .045 11/20/51 6,317,348
10,697,500 (b) Domino's Pizza Master Issuer LLC, Series 2021 1A 2 .662 04/25/51 9,981,191
957,124 (b) FNA VI LLC, Series 2021 1A 1 .350 01/10/32 889,924
3,100,000 Ford Credit Auto Owner Trust, Series 2024 D 4 .610 08/15/29 3,131,023
1,500,000 (b) Ford Credit Auto Owner Trust, Series 2021 1 1 .610 10/17/33 1,462,610
18,050,000 GM Financial Automobile Leasing Trust, Series 2024 2 5 .390 07/20/27 18,193,994
5,000,000 (a),(b) Goldentree Loan Management US CLO 6 Ltd, (TSFR3M + 0.970%), Series 2019 6A 5 .295 04/20/35 4,979,350
2,915,000 (a),(b) Gracie Point International Funding LLC, (SOFR90A + 1.700%), Series 2024 1A 6 .122 03/01/28 2,920,411
1,115,000 (a),(b) Gracie Point International Funding LLC, (SOFR90A + 2.100%), Series 2024 1A 6 .522 03/01/28 1,113,462
4,381,657 (b) Hilton Grand Vacations Trust, Series 2024 2A 5 .500 03/25/38 4,463,163
250,746 IMC Home Equity Loan Trust (Step Bond), Series 1998 3 5 .432 08/20/29 248,918
7,753,658 (b) MVW LLC, Series 2025 1A 4 .970 09/22/42 7,829,015
8,743,601 (b) MVW LLC, Series 2024 1A 5 .320 02/20/43 8,901,158
1,571,801 (b) Navient Private Education Refi Loan Trust, Series 2021 A 0 .840 05/15/69 1,432,523
5,000,000 (a),(b) Neuberger Berman Loan Advisers Clo 42 Ltd, (TSFR3M + 0.950%), Series 2021 42A 5 .211 07/16/35 4,987,500
4,250,000 (b) Onemain Financial Issuance Trust, Series 2025 1A 5 .170 07/14/38 4,273,056
728,622 (b) Oportun Issuance Trust, Series 2021 B 1 .960 05/08/31 711,461
8,425,000 (b) PFS Financing Corp, Series 2024 B 4 .950 02/15/29 8,506,946
9,630,000 (b) PFS Financing Corp, Series 2024 D 5 .340 04/15/29 9,794,842
5,050,000 (b) SCCU Auto Receivables Trust, Series 2024 1A 5 .110 06/15/29 5,078,609
4,908,185 SCE Recovery Funding LLC, Series 2021 A-1 0 .861 11/15/31 4,360,989
2,351,150 (b) ServiceMaster Funding LLC, Series 2020 1 2 .841 10/30/51 2,184,181

Short Term Bond

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 5,520,000 (b) SERVPRO Master Issuer LLC, Series 2021 1A 2 .394% 04/25/51 $ 5,147,035
576,011 (b) Sierra Timeshare Receivables Funding LLC, Series 2021 1A 0 .990 11/20/37 565,763
12,615,300 (b) Taco Bell Funding LLC, Series 2021 1A 1 .946 08/25/51 12,023,928
4,000,000 (a),(b) Thayer Park CLO Ltd, (TSFR3M + 1.302%), Series 2017 1A 5 .571 04/20/34 4,007,548
5,573,891 (b) Wendy's Funding LLC, Series 2021 1A 2 .370 06/15/51 5,122,953
TOTAL ASSET BACKED 191,435,035
OTHER MORTGAGE BACKED - 10.6%
2,000,000 (a),(b) Arbor Realty Collateralized Loan Obligation Ltd, (TSFR1M + 1.925%), Series 2025 BTR1 6 .340 01/20/41 2,003,626
2,750,000 (a),(b) ARDN Mortgage Trust, (TSFR1M + 1.750%), Series 2025 ARCP 6 .092 06/15/35 2,756,389
1,185,000 (a),(b) ARES Commercial Mortgage Trust, (TSFR1M + 1.692%), Series 2024 IND 7 .012 07/15/41 1,188,624
2,500,000 (a),(b) BAMLL Trust, (TSFR1M + 2.350%), Series 2025 ASHF 6 .692 02/15/42 2,500,801
4,119,000 (a),(b) BBCMS Trust, (TSFR1M + 1.297%), Series 2018 CBM 5 .609 07/15/37 4,024,199
5,692,964 (a),(b) BLP Commercial Mortgage Trust, (TSFR1M + 1.342%), Series 2024 IND2 5 .654 03/15/41 5,706,359
3,500,000 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.112%), Series 2021 XL2 5 .454 10/15/38 3,499,964
5,005,000 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.312%), Series 2021 XL2 5 .624 10/15/38 5,005,477
2,600,000 (a),(b) BX Trust, (TSFR1M + 2.690%), Series 2023 DELC 7 .002 05/15/38 2,621,857
7,000,000 (a),(b) BX Trust, (TSFR1M + 1.500%), Series 2025 LUNR 5 .812 06/15/40 7,019,713
1,000,000 (a),(b) BX TRUST, (TSFR1M + 1.840%), Series 2022 AHP 6 .182 01/17/39 997,621
3,000,000 (b) COMM Mortgage Trust, Series 2022 HC 3 .376 01/10/39 2,796,872
1,280,024 (b) COMM Mortgage Trust, Series 2013 CR6 3 .397 03/10/46 1,225,215
4,534,633 COMM Mortgage Trust, Series 2014 CR17 4 .377 05/10/47 4,380,216
1,671,963 COMM Mortgage Trust, Series 2014 UBS3 4 .012 06/10/47 1,604,905
3,264,690 (a) COMM Mortgage Trust, Series 2015 LC21 4 .518 07/10/48 3,240,384
1,150,000 (a) COMM Mortgage Trust, Series 2015 CR24 3 .463 08/10/48 1,043,767
4,170,000 (a) COMM Mortgage Trust, Series 2015 CR25 4 .689 08/10/48 4,151,092
2,500,000 (a) COMM Mortgage Trust, Series 2015 CR26 4 .668 10/10/48 2,457,562
165,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06 8 .155 05/25/42 172,680
1,123,816 (a),(b) Connecticut Avenue Securities Trust, (SOFR + 3.600%), Series 2022 R08 7 .950 07/25/42 1,173,481
8,295,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09 9 .056 09/25/42 8,893,997
3,277,041 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 2.400%), Series 2023 R01 7 .696 12/25/42 3,363,179
12,515,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01 8 .056 12/25/42 13,214,347
10,037,066 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 1.450%), Series 2025 R03 5 .755 03/25/45 10,103,015
2,523,039 (b) CSMC OA LLC, Series 2014 USA 3 .304 09/15/37 2,338,724
1,291,293 (b) CSMC Trust, Series 2020 NQM1 2 .414 05/25/65 1,225,333
5,000,000 (a),(b) DBSG Mortgage Trust, Series 2024 ALTA 6 .595 06/10/37 5,093,964
1,400,000 (a),(b) DBWF Mortgage Trust, Series 2015 LCM 3 .535 06/10/34 1,338,261
2,643,882 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 3 .000 03/27/51 2,269,700
4,300,000 (a),(b),(d) GSAT Trust, (TSFR1M + 1.500%), Series 2025 BMF 5 .820 07/15/30 4,308,225
5,000,000 (a),(b) HYT Commercial Mortgage Trust, (TSFR1M + 1.841%), Series 2024 RGCY 6 .153 09/15/41 5,011,661
1,500,000 (a),(b) IP Mortgage Trust, Series 2025 IP 5 .540 06/10/42 1,522,745
1,000,000 (a),(b) JP Morgan Chase Commercial Mortgage Securities Trust, (TSFR1M + 2.064%), Series 2021
MHC
6 .376 04/15/38 1,001,478
602,123 (a),(b) JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011 C3 5 .013 02/15/46 582,479
2,300,000 JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016 JP3 2 .870 08/15/49 2,247,637
4,700,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2014 C23 4 .700 09/15/47 4,394,331
1,570,000 JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4 .106 08/15/48 1,546,702
5,000,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4 .593 08/15/48 3,964,100
1,200,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4 .754 08/15/48 1,135,275
2,000,000 (a) JPMCC Commercial Mortgage Securities Trust, Series 2017 JP5 3 .904 03/15/50 1,756,146
5,000,000 (a),(b) KRE Commercial Mortgage Trust, (TSFR1M + 1.300%), Series 2025 AIP4 5 .612 03/15/42 4,994,602
1,422,047 (a),(b) MCR Mortgage Trust, (TSFR1M + 1.758%), Series 2024 HTL 6 .070 02/15/37 1,422,793
518,251 (a),(b) MHC Commercial Mortgage Trust, (TSFR1M + 0.915%), Series 2021 MHC 5 .227 04/15/38 518,457
2,000,000 (a),(b) MHC Commercial Mortgage Trust, (TSFR1M + 1.215%), Series 2021 MHC 6 .536 04/15/38 2,001,035
1,200,000 (a),(b) MHC Commercial Mortgage Trust, (TSFR1M + 1.715%), Series 2021 MHC 7 .040 04/15/38 1,200,870
2,500,000 (b) MRCD Mortgage Trust, Series 2019 PARK 2 .718 12/15/36 1,853,050
2,500,000 (b) MRCD Mortgage Trust, Series 2019 PARK 2 .718 12/15/36 1,753,500
4,275,000 (a),(b) MTN Commercial Mortgage Trust, (TSFR1M + 1.397%), Series 2022 LPFL 5 .717 03/15/39 4,274,811
6,000,000 (a),(b) MTN Commercial Mortgage Trust, (TSFR1M + 1.896%), Series 2022 LPFL 6 .216 03/15/39 6,000,914
8,064,144 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE 5 .915 07/15/36 7,684,694
7,500,000 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%), Series 2019 MILE 6 .591 07/15/36 6,329,896
282,749 (b) Natixis Commercial Mortgage Securities Trust, Series 2020 2PAC 2 .966 12/15/38 268,115
2,000,000 (a),(b) PKHL Commercial Mortgage Trust, (TSFR1M + 2.114%), Series 2021 MF 6 .426 07/15/38 1,438,705

Investments in Derivatives
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 2,275,000 (a),(b) RLGH Trust, (LIBOR 1 M + 1.828%), Series 2021 TROT 1 .821% 04/15/36 $ 2,260,793
7,886,000 (a),(b) RLGH Trust, (TSFR1M + 1.279%), Series 2021 TROT 5 .591 04/15/36 7,867,697
3,662,709 (a),(b) SMR Mortgage Trust, (TSFR1M + 2.400%), Series 2022 IND 6 .742 02/15/39 3,672,194
1,471,365 (b) Verus Securitization Trust, Series 2020 1 3 .417 01/25/60 1,444,773
6,375,588 (a),(b) Verus Securitization Trust, Series 2021 7 2 .240 10/25/66 5,552,244
3,000,000 (a) WFRBS Commercial Mortgage Trust, Series 2013 C11 4 .010 03/15/45 2,871,615
TOTAL OTHER MORTGAGE BACKED 198,292,861
TOTAL STRUCTURED ASSETS
(Cost $398,323,462) 389,727,896
TOTAL LONG-TERM INVESTMENTS
(Cost $1,794,932,670) 1,793,353,957
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
2,164,543 (e) State Street Navigator Securities Lending Government Money Market Portfolio 4 .350 (f) 2,164,543
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $2,164,543) 2,164,543
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 2.8%
REPURCHASE AGREEMENT - 2.5%
46,533,000 (g) Fixed Income Clearing Corporation 4 .390 07/01/25 46,533,000
TOTAL REPURCHASE AGREEMENT 46,533,000
TREASURY DEBT - 0.3%
5,000,000 United States Treasury Bill 0 .000 07/08/25 4,995,970
TOTAL TREASURY DEBT 4,995,970
TOTAL SHORT-TERM INVESTMENTS
(Cost $51,528,892) 51,528,970
TOTAL INVESTMENTS - 99.0%
(Cost $1,848,626,105) 1,847,047,470
OTHER ASSETS & LIABILITIES, NET - 1.0% 19,400,530
NET ASSETS - 100.0% $ 1,866,448,000
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
SOFR90A 90 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $506,728,071 or 27.4% of Total
Investments.
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,075,891.
(d) When-issued or delayed delivery security.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 4.390% dated 6/30/25 to be repurchased at $46,538,674 on 7/1/25, collateralized by Government Agency Securities, with coupon rate
0.125% and maturity date 10/15/26, valued at $47,463,739.

Short Term Bond

Portfolio of Investments June 30, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 2-Year Note 798 09/30/25  $ 165,355,819 $ 166,002,704 $ 646,884
Fund Level 1 Level 2 Level 3 Total
Short Term Bond
Long-Term Investments
:
Bank loan obligations $— $15,295,129 $— $15,295,129
Corporate bonds — 640,340,951 — 640,340,951
Government bonds — 747,989,981 — 747,989,981
Structured assets — 389,727,896 — 389,727,896
Investments purchased with collateral from securities lending 2,164,543 — — 2,164,543
Short-Term Investments
:
Repurchase agreement — 46,533,000 — 46,533,000
Treasury debt — 4,995,970 — 4,995,970
Investments in Derivatives
:
Futures contracts* 646,884 — — 646,884
Total $2,811,427 $1,844,882,927 $— $1,847,694,354
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments June 30, 2025
Short Term Bond Index

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.9%
CORPORATE BONDS - 25 .6%
AUTOMOBILES & COMPONENTS - 1.0%
$ 300,000 American Honda Finance Corp 5 .250% 07/07/26 $ 302,518
500,000 American Honda Finance Corp 4 .400 10/05/26 500,441
1,000,000 American Honda Finance Corp 4 .900 03/12/27 1,008,892
750,000 American Honda Finance Corp 4 .900 07/09/27 759,209
750,000 American Honda Finance Corp 4 .550 03/03/28 753,891
400,000 BorgWarner, Inc 2 .650 07/01/27 386,999
1,500,000 Ford Motor Credit Co LLC 3 .375 11/13/25 1,490,010
1,500,000 Ford Motor Credit Co LLC 2 .700 08/10/26 1,460,433
750,000 Ford Motor Credit Co LLC 5 .125 11/05/26 748,152
1,000,000 Ford Motor Credit Co LLC 5 .800 03/05/27 1,007,889
750,000 Ford Motor Credit Co LLC 5 .850 05/17/27 755,708
200,000 Ford Motor Credit Co LLC 4 .125 08/17/27 195,500
300,000 Ford Motor Credit Co LLC 3 .815 11/02/27 289,600
1,000,000 Ford Motor Credit Co LLC 5 .918 03/20/28 1,010,149
500,000 Ford Motor Credit Co LLC 6 .800 05/12/28 516,762
500,000 General Motors Co 5 .350 04/15/28 507,601
300,000 General Motors Financial Co, Inc 5 .000 04/09/27 301,856
1,000,000 General Motors Financial Co, Inc 5 .400 05/08/27 1,014,522
300,000 General Motors Financial Co, Inc 5 .000 07/15/27 301,836
2,000,000 General Motors Financial Co, Inc 5 .350 07/15/27 2,029,967
1,300,000 General Motors Financial Co, Inc 5 .050 04/04/28 1,309,856
1,000,000 Honda Motor Co Ltd 4 .436 07/08/28 1,001,147
1,000,000 Honeywell International, Inc 4 .650 07/30/27 1,010,502
200,000 Lear Corp 3 .800 09/15/27 196,961
500,000 Toyota Motor Corp 5 .275 07/13/26 504,622
500,000 Toyota Motor Corp 4 .186 06/30/27 500,806
250,000 Toyota Motor Credit Corp 4 .550 08/07/26 250,869
300,000 Toyota Motor Credit Corp 5 .000 08/14/26 302,567
350,000 Toyota Motor Credit Corp 5 .400 11/20/26 355,610
500,000 Toyota Motor Credit Corp 4 .600 01/08/27 503,491
1,250,000 Toyota Motor Credit Corp 5 .000 03/19/27 1,268,390
500,000 Toyota Motor Credit Corp 4 .500 05/14/27 503,477
1,300,000 Toyota Motor Credit Corp 4 .350 10/08/27 1,305,395
600,000 Toyota Motor Credit Corp 4 .625 01/12/28 607,258
TOTAL AUTOMOBILES & COMPONENTS 24,962,886
BANKS - 8.1%
3,000,000 Asian Development Bank 3 .125 08/20/27 2,961,132
2,495,000 Asian Development Bank 4 .375 01/14/28 2,532,113
500,000 Australia & New Zealand Banking Group Ltd 4 .750 01/18/27 505,093
750,000 Australia & New Zealand Banking Group Ltd 4 .900 07/16/27 762,825
500,000 Australia & New Zealand Banking Group Ltd 3 .919 09/30/27 498,152
500,000 Australia & New Zealand Banking Group Ltd 4 .362 06/18/28 503,791
200,000 Banco Bilbao Vizcaya Argentaria S.A. 6 .138 09/14/28 206,921
600,000 Banco Santander S.A. 5 .294 08/18/27 610,095
400,000 Banco Santander S.A. 6 .527 11/07/27 410,568
1,000,000 Banco Santander S.A. 5 .552 03/14/28 1,016,083
800,000 Banco Santander S.A. 4 .175 03/24/28 795,324
200,000 Banco Santander S.A. 4 .379 04/12/28 199,460
1,400,000 Banco Santander S.A. 5 .365 07/15/28 1,425,756
1,000,000 Bank of ,NV Scotia 5 .400 06/04/27 1,023,141
500,000 Bank of ,NV Scotia 4 .404 09/08/28 500,849
500,000 Bank of ,NV Scotia 4 .932 02/14/29 506,464
1,500,000 Bank of America Corp 1 .734 07/22/27 1,457,968
1,000,000 Bank of America Corp 5 .933 09/15/27 1,017,457
1,250,000 Bank of America Corp 3 .824 01/20/28 1,239,106
750,000 Bank of America Corp 2 .551 02/04/28 728,919
750,000 Bank of America Corp 3 .705 04/24/28 741,095
1,500,000 Bank of America Corp 4 .376 04/27/28 1,499,687

Short Term Bond Index

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 8.1% (continued)
$ 1,250,000 Bank of America Corp 4 .948% 07/22/28 $ 1,264,403
2,000,000 Bank of America Corp 6 .204 11/10/28 2,081,356
2,000,000 Bank of America Corp 3 .419 12/20/28 1,954,968
2,000,000 Bank of America Corp 4 .979 01/24/29 2,028,528
4,500,000 Bank of America Corp 4 .623 05/09/29 4,528,558
1,000,000 Bank of America NA 5 .526 08/18/26 1,014,183
1,000,000 Bank of Montreal 1 .250 09/15/26 964,874
500,000 Bank of Montreal 5 .266 12/11/26 507,044
500,000 Bank of Montreal 2 .650 03/08/27 488,234
750,000 (a) Bank of Montreal 5 .370 06/04/27 765,945
500,000 Bank of Montreal 4 .567 09/10/27 501,148
750,000 (a) Bank of Montreal 5 .004 01/27/29 762,144
1,250,000 Bank of New York Mellon 4 .729 04/20/29 1,267,659
500,000 Bank of Nova Scotia 1 .300 09/15/26 482,866
1,000,000 Bank of Nova Scotia 5 .350 12/07/26 1,014,197
500,000 Barclays plc 5 .200 05/12/26 502,255
1,250,000 Barclays plc 6 .496 09/13/27 1,277,740
1,000,000 Barclays plc 5 .674 03/12/28 1,018,966
1,025,000 Barclays plc 4 .837 09/10/28 1,032,911
1,000,000 Barclays plc 5 .086 02/25/29 1,012,427
1,000,000 Barclays plc 4 .972 05/16/29 1,010,454
750,000 Canadian Imperial Bank of Commerce 5 .926 10/02/26 764,667
750,000 Canadian Imperial Bank of Commerce 3 .450 04/07/27 740,404
1,000,000 Canadian Imperial Bank of Commerce 5 .237 06/28/27 1,017,979
500,000 Canadian Imperial Bank of Commerce 4 .508 09/11/27 500,786
500,000 Canadian Imperial Bank of Commerce 4 .862 01/13/28 503,470
500,000 Canadian Imperial Bank of Commerce 4 .857 03/30/29 505,378
200,000 CIT Group, Inc 6 .125 03/09/28 207,475
2,500,000 CitiBank NA 5 .488 12/04/26 2,539,595
750,000 CitiBank NA 4 .576 05/29/27 754,119
3,000,000 CitiBank NA 4 .876 11/19/27 3,018,249
1,000,000 Citigroup, Inc 4 .450 09/29/27 1,000,960
1,500,000 Citigroup, Inc 3 .070 02/24/28 1,466,753
750,000 Citigroup, Inc 4 .643 05/07/28 751,988
1,500,000 Citigroup, Inc 3 .668 07/24/28 1,476,560
2,000,000 Citigroup, Inc 4 .786 03/04/29 2,014,364
500,000 Citizens Bank NA 4 .575 08/09/28 501,059
750,000 Commonwealth Bank of Australia 4 .423 03/14/28 757,419
1,500,000 Cooperatieve Rabobank UA 5 .041 03/05/27 1,522,455
500,000 Cooperatieve Rabobank UA 4 .372 05/27/27 503,182
500,000 Cooperatieve Rabobank UA 4 .883 01/21/28 510,555
500,000 Credit Suisse AG. 1 .250 08/07/26 483,904
750,000 Credit Suisse AG. 5 .000 07/09/27 761,584
1,100,000 Credit Suisse AG. 7 .500 02/15/28 1,186,639
650,000 Deutsche Bank AG. 7 .146 07/13/27 666,423
1,000,000 Deutsche Bank AG. 5 .706 02/08/28 1,016,426
1,300,000 Deutsche Bank AG. 5 .373 01/10/29 1,322,820
250,000 Deutsche Bank AG/New York NY 4 .875 12/01/32 247,301
700,000 Fifth Third Bancorp 6 .361 10/27/28 729,707
500,000 Fifth Third Bank NA 2 .250 02/01/27 484,656
500,000 Fifth Third Bank NA 4 .967 01/28/28 503,661
1,100,000 HSBC Holdings plc 5 .887 08/14/27 1,115,692
750,000 HSBC Holdings plc 4 .041 03/13/28 743,829
1,500,000 HSBC Holdings plc 5 .597 05/17/28 1,528,093
1,200,000 HSBC Holdings plc 4 .755 06/09/28 1,204,561
700,000 HSBC Holdings plc 2 .013 09/22/28 663,526
1,050,000 HSBC Holdings plc 5 .130 11/19/28 1,063,353
1,500,000 HSBC Holdings plc 4 .899 03/03/29 1,512,705
1,500,000 HSBC USA, Inc 5 .294 03/04/27 1,524,478
1,250,000 HSBC USA, Inc 4 .650 06/03/28 1,259,860
1,000,000 Huntington National Bank 4 .871 04/12/28 1,006,258
500,000 ING Groep NV 3 .950 03/29/27 497,645

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 8.1% (continued)
$ 450,000 ING Groep NV 6 .083% 09/11/27 $ 458,266
500,000 ING Groep NV 4 .017 03/28/28 496,735
1,000,000 ING Groep NV 4 .858 03/25/29 1,010,174
750,000 JPMorgan Chase & Co 1 .470 09/22/27 723,588
2,000,000 JPMorgan Chase & Co 6 .070 10/22/27 2,043,433
3,000,000 JPMorgan Chase & Co 5 .040 01/23/28 3,028,602
2,700,000 JPMorgan Chase & Co 5 .571 04/22/28 2,755,404
500,000 JPMorgan Chase & Co 4 .323 04/26/28 499,519
750,000 JPMorgan Chase & Co 2 .182 06/01/28 720,802
1,500,000 JPMorgan Chase & Co 4 .979 07/22/28 1,519,235
2,000,000 JPMorgan Chase & Co 4 .505 10/22/28 2,005,981
2,000,000 JPMorgan Chase & Co 4 .915 01/24/29 2,026,857
1,500,000 JPMorgan Chase & Co 4 .005 04/23/29 1,486,804
1,000,000 JPMorgan Chase Bank NA 5 .110 12/08/26 1,012,660
900,000 KeyBank NA 5 .850 11/15/27 929,188
350,000 KeyCorp 4 .100 04/30/28 347,794
1,500,000 Kreditanstalt fuer Wiederaufbau 4 .625 08/07/26 1,510,958
2,010,000 Kreditanstalt fuer Wiederaufbau 4 .000 06/28/27 2,019,124
1,425,000 Kreditanstalt fuer Wiederaufbau 3 .500 08/27/27 1,418,091
4,715,000 Kreditanstalt fuer Wiederaufbau 3 .875 05/15/28 4,736,592
650,000 (a) Kreditanstalt fuer Wiederaufbau 4 .000 03/15/29 655,396
750,000 Lloyds Banking Group plc 5 .985 08/07/27 761,369
800,000 Lloyds Banking Group plc 5 .462 01/05/28 810,840
1,500,000 Lloyds Banking Group plc 5 .087 11/26/28 1,519,710
800,000 Lloyds Banking Group plc 5 .871 03/06/29 826,993
500,000 Lloyds Banking Group plc 4 .818 06/13/29 504,506
1,000,000 M&T Bank Corp 4 .833 01/16/29 1,008,203
750,000 Manufacturers & Traders Trust Co 4 .762 07/06/28 755,204
500,000 Mitsubishi UFJ Financial Group, Inc 1 .538 07/20/27 485,124
750,000 Mitsubishi UFJ Financial Group, Inc 1 .640 10/13/27 723,994
500,000 Mitsubishi UFJ Financial Group, Inc 2 .341 01/19/28 484,157
700,000 Mitsubishi UFJ Financial Group, Inc 3 .961 03/02/28 694,851
500,000 Mitsubishi UFJ Financial Group, Inc 4 .080 04/19/28 497,117
1,250,000 Mitsubishi UFJ Financial Group, Inc 5 .017 07/20/28 1,265,989
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .354 09/13/28 1,021,390
500,000 Mizuho Financial Group, Inc 3 .663 02/28/27 495,401
300,000 Mizuho Financial Group, Inc 1 .554 07/09/27 291,242
1,000,000 Mizuho Financial Group, Inc 5 .414 09/13/28 1,022,242
600,000 Mizuho Financial Group, Inc 5 .667 05/27/29 621,031
1,000,000 Morgan Stanley Bank NA 5 .882 10/30/26 1,021,043
2,000,000 Morgan Stanley Bank NA 4 .447 10/15/27 2,002,932
1,500,000 Morgan Stanley Bank NA 4 .952 01/14/28 1,512,081
850,000 Morgan Stanley Bank NA 5 .504 05/26/28 867,948
1,000,000 Morgan Stanley Bank NA 4 .968 07/14/28 1,011,979
1,000,000 Morgan Stanley Bank NA 5 .016 01/12/29 1,015,547
1,000,000 National Australia Bank Ltd 5 .087 06/11/27 1,018,752
1,000,000 National Australia Bank Ltd 4 .500 10/26/27 1,010,439
1,250,000 National Australia Bank Ltd 4 .308 06/13/28 1,257,682
500,000 National Bank of Canada 5 .600 07/02/27 505,503
500,000 National Bank of Canada 4 .950 02/01/28 503,881
1,000,000 NatWest Group plc 5 .583 03/01/28 1,017,973
500,000 NatWest Group plc 5 .516 09/30/28 510,659
800,000 NatWest Group plc 4 .892 05/18/29 808,008
750,000 Nordic Investment Bank 4 .375 03/14/28 761,601
500,000 PNC Financial Services Group, Inc 5 .102 07/23/27 503,763
500,000 PNC Financial Services Group, Inc 6 .615 10/20/27 513,997
1,000,000 PNC Financial Services Group, Inc 5 .300 01/21/28 1,015,026
1,100,000 PNC Financial Services Group, Inc 5 .354 12/02/28 1,126,556
1,000,000 PNC Financial Services Group, Inc 5 .582 06/12/29 1,035,621
750,000 Royal Bank of Canada 5 .200 07/20/26 757,328
400,000 Royal Bank of Canada 1 .400 11/02/26 386,160
1,250,000 Royal Bank of Canada 4 .875 01/19/27 1,262,137

Short Term Bond Index

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 8.1% (continued)
$ 500,000 Royal Bank of Canada 4 .240% 08/03/27 $ 500,815
500,000 Royal Bank of Canada 4 .510 10/18/27 500,911
500,000 Royal Bank of Canada 4 .715 03/27/28 503,011
500,000 Royal Bank of Canada 4 .522 10/18/28 502,070
1,000,000 Royal Bank of Canada 4 .965 01/24/29 1,014,406
150,000 Santander Holdings USA, Inc 3 .244 10/05/26 147,686
500,000 Santander Holdings USA, Inc 2 .490 01/06/28 484,011
1,000,000 Santander Holdings USA, Inc 5 .473 03/20/29 1,016,778
500,000 Santander UK Group Holdings plc 2 .469 01/11/28 484,082
750,000 Santander UK Group Holdings plc 6 .534 01/10/29 782,790
250,000 Standard Chartered Bank 4 .853 12/03/27 254,304
500,000 State Street Corp 4 .330 10/22/27 502,546
1,000,000 State Street Corp 4 .536 02/28/28 1,011,390
750,000 State Street Corp 4 .543 04/24/28 754,772
500,000 Sumitomo Mitsui Financial Group, Inc 5 .880 07/13/26 507,551
1,500,000 Sumitomo Mitsui Financial Group, Inc 1 .402 09/17/26 1,448,221
500,000 Sumitomo Mitsui Financial Group, Inc 3 .446 01/11/27 494,074
500,000 Sumitomo Mitsui Financial Group, Inc 2 .174 01/14/27 484,624
1,500,000 Sumitomo Mitsui Financial Group, Inc 5 .520 01/13/28 1,544,363
500,000 Sumitomo Mitsui Financial Group, Inc 3 .544 01/17/28 491,139
250,000 Synovus Bank 5 .625 02/15/28 252,709
1,050,000 Toronto-Dominion Bank 1 .250 09/10/26 1,013,240
775,000 Toronto-Dominion Bank 5 .264 12/11/26 785,486
500,000 Toronto-Dominion Bank 4 .568 12/17/26 501,895
1,000,000 Toronto-Dominion Bank 4 .980 04/05/27 1,012,318
1,000,000 Toronto-Dominion Bank 4 .693 09/15/27 1,009,618
750,000 Toronto-Dominion Bank 4 .861 01/31/28 760,266
750,000 Toronto-Dominion Bank 4 .574 06/02/28 755,525
300,000 Toronto-Dominion Bank 3 .625 09/15/31 296,573
500,000 Truist Bank 3 .300 05/15/26 495,133
500,000 Truist Financial Corp 4 .123 06/06/28 498,143
800,000 Truist Financial Corp 4 .873 01/26/29 809,242
400,000 US Bancorp 2 .375 07/22/26 392,750
1,500,000 US Bancorp 6 .787 10/26/27 1,544,133
1,200,000 US Bancorp 4 .548 07/22/28 1,202,708
1,250,000 US Bancorp 4 .653 02/01/29 1,258,109
750,000 US Bancorp 5 .775 06/12/29 778,807
1,000,000 Wells Fargo & Co 3 .000 10/23/26 982,861
1,300,000 Wells Fargo & Co 3 .196 06/17/27 1,284,428
2,000,000 Wells Fargo & Co 4 .900 01/24/28 2,014,482
1,000,000 Wells Fargo & Co 3 .526 03/24/28 986,124
1,500,000 Wells Fargo & Co 5 .707 04/22/28 1,532,573
2,750,000 Wells Fargo & Co 3 .584 05/22/28 2,707,649
1,000,000 Wells Fargo & Co 2 .393 06/02/28 963,414
1,500,000 Wells Fargo & Co 4 .970 04/23/29 1,520,989
700,000 Wells Fargo Bank NA 5 .450 08/07/26 708,924
1,000,000 Wells Fargo Bank NA 5 .254 12/11/26 1,014,420
300,000 Westpac Banking Corp 2 .700 08/19/26 295,301
1,000,000 Westpac Banking Corp 4 .600 10/20/26 1,006,453
300,000 Westpac Banking Corp 4 .043 08/26/27 300,041
250,000 Westpac Banking Corp 5 .457 11/18/27 257,889
500,000 Westpac Banking Corp 4 .322 11/23/31 496,706
TOTAL BANKS 196,693,032
CAPITAL GOODS - 1.3%
200,000 3M Co 2 .250 09/19/26 195,096
350,000 3M Co 2 .875 10/15/27 339,960
750,000 AGCO Corp 5 .450 03/21/27 759,251
750,000 Air Lease Corp 1 .875 08/15/26 729,123
300,000 Air Lease Corp 2 .200 01/15/27 290,415
600,000 Air Lease Corp 5 .300 02/01/28 613,167
100,000 Aircastle Ltd 4 .250 06/15/26 99,551
500,000 Boeing Co 2 .700 02/01/27 485,971

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.3% (continued)
$ 400,000 Boeing Co 3 .250% 02/01/28 $ 387,974
250,000 Carlisle Cos, Inc 3 .750 12/01/27 246,424
700,000 Carrier Global Corp 2 .493 02/15/27 681,239
500,000 Caterpillar Financial Services Corp 4 .500 01/07/27 503,475
300,000 Caterpillar Financial Services Corp 4 .500 01/08/27 301,778
1,000,000 Caterpillar Financial Services Corp 5 .000 05/14/27 1,017,024
1,000,000 Caterpillar Financial Services Corp 4 .400 10/15/27 1,006,882
750,000 Caterpillar Financial Services Corp 4 .600 11/15/27 758,984
1,000,000 Caterpillar Financial Services Corp 4 .400 03/03/28 1,007,416
500,000 CNH Industrial Capital LLC 4 .500 10/08/27 501,395
200,000 CNH Industrial NV 3 .850 11/15/27 197,949
500,000 Cummins, Inc 4 .250 05/09/28 502,264
400,000 Eaton Corp 4 .350 05/18/28 403,216
500,000 Emerson Electric Co 0 .875 10/15/26 480,296
200,000 GATX Corp 3 .250 09/15/26 197,028
1,000,000 GATX Corp 5 .400 03/15/27 1,013,830
400,000 General Dynamics Corp 3 .500 04/01/27 396,816
600,000 Honeywell International, Inc 1 .100 03/01/27 571,469
400,000 Howmet Aerospace, Inc 5 .900 02/01/27 409,520
300,000 Hubbell, Inc 3 .500 02/15/28 294,281
250,000 Huntington Ingalls Industries, Inc 3 .483 12/01/27 244,414
300,000 Illinois Tool Works, Inc 2 .650 11/15/26 294,726
750,000 Ingersoll Rand, Inc 5 .197 06/15/27 762,290
500,000 John Deere Capital Corp 4 .500 01/08/27 503,142
750,000 John Deere Capital Corp 4 .850 03/05/27 759,308
1,000,000 John Deere Capital Corp 4 .900 06/11/27 1,016,309
750,000 John Deere Capital Corp 4 .200 07/15/27 751,800
500,000 John Deere Capital Corp 4 .650 01/07/28 507,551
250,000 John Deere Capital Corp 4 .750 01/20/28 253,953
750,000 John Deere Capital Corp 4 .250 06/05/28 754,436
800,000 L3Harris Technologies, Inc 5 .400 01/15/27 813,256
500,000 Lockheed Martin Corp 4 .450 05/15/28 505,722
350,000 Masco Corp 1 .500 02/15/28 324,960
250,000 Northrop Grumman Corp 3 .200 02/01/27 245,940
800,000 Northrop Grumman Corp 3 .250 01/15/28 781,563
200,000 nVent Finance Sarl 4 .550 04/15/28 199,874
200,000 Otis Worldwide Corp 2 .293 04/05/27 193,507
125,000 Owens Corning 5 .500 06/15/27 127,676
500,000 PACCAR Financial Corp 5 .200 11/09/26 507,743
300,000 PACCAR Financial Corp 4 .500 11/25/26 302,043
750,000 PACCAR Financial Corp 5 .000 05/13/27 762,973
500,000 PACCAR Financial Corp 4 .250 06/23/27 502,555
200,000 PACCAR Financial Corp 4 .450 08/06/27 202,311
500,000 PACCAR Financial Corp 4 .550 03/03/28 507,149
300,000 Parker-Hannifin Corp 3 .250 03/01/27 295,642
400,000 Parker-Hannifin Corp 4 .250 09/15/27 400,982
300,000 Quanta Services, Inc 4 .750 08/09/27 302,518
1,000,000 Raytheon Technologies Corp 5 .750 11/08/26 1,018,462
500,000 Raytheon Technologies Corp 3 .125 05/04/27 490,175
200,000 Raytheon Technologies Corp 7 .200 08/15/27 211,959
400,000 Regal Rexnord Corp 6 .050 04/15/28 412,193
175,000 Stanley Black & Decker, Inc 6 .000 03/06/28 182,193
200,000 Textron, Inc 3 .650 03/15/27 197,429
300,000 Westinghouse Air Brake Technologies Corp 3 .450 11/15/26 296,084
200,000 Xylem, Inc 3 .250 11/01/26 197,128
200,000 Xylem, Inc 1 .950 01/30/28 189,079
TOTAL CAPITAL GOODS 30,410,839
COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
200,000 Broadridge Financial Solutions, Inc 3 .400 06/27/26 197,594
300,000 CDW LLC 4 .250 04/01/28 297,476
500,000 Cintas Corp No 2 4 .200 05/01/28 501,193
500,000 Concentrix Corp 6 .650 08/02/26 509,024

Short Term Bond Index

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.6% (continued)
$ 750,000 Corp Andina de Fomento 4 .125% 01/07/28 $ 750,420
135,000 Corp Andina de Fomento 4 .125 06/30/28 135,225
1,000,000 Council Of Europe Development Bank 3 .625 05/08/28 996,851
250,000 Equifax, Inc 5 .100 12/15/27 253,985
350,000 Equifax, Inc 5 .100 06/01/28 356,683
2,460,000 European Investment Bank 3 .875 06/15/28 2,470,737
595,000 International Bank for Reconstruction & Development 4 .000 08/27/26 595,269
500,000 International Bank for Reconstruction & Development 3 .125 06/15/27 493,499
750,000 International Bank for Reconstruction & Development 1 .375 04/20/28 702,968
2,822,000 International Bank for Reconstruction & Development 3 .625 05/05/28 2,813,433
1,000,000 Mastercard, Inc 4 .100 01/15/28 1,004,395
1,000,000 Mastercard, Inc 4 .550 03/15/28 1,013,748
400,000 Republic Services, Inc 2 .900 07/01/26 394,713
300,000 Republic Services, Inc 3 .950 05/15/28 298,744
1,000,000 Waste Management, Inc 4 .950 07/03/27 1,016,927
500,000 Waste Management, Inc 4 .500 03/15/28 505,248
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 15,308,132
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.4%
950,000 (a) Alibaba Group Holding Ltd 3 .400 12/06/27 933,370
500,000 Amazon.com, Inc 3 .300 04/13/27 494,479
1,500,000 Amazon.com, Inc 1 .200 06/03/27 1,424,222
100,000 AutoNation, Inc 3 .800 11/15/27 98,398
500,000 AutoZone, Inc 5 .050 07/15/26 503,158
200,000 AutoZone, Inc 4 .500 02/01/28 201,535
350,000 eBay, Inc 5 .950 11/22/27 363,545
750,000 Home Depot, Inc 4 .950 09/30/26 757,409
200,000 Home Depot, Inc 2 .875 04/15/27 196,088
1,000,000 Home Depot, Inc 4 .875 06/25/27 1,015,756
400,000 Home Depot, Inc 2 .800 09/14/27 389,779
350,000 LKQ Corp 5 .750 06/15/28 360,596
400,000 Lowe's Cos, Inc 3 .350 04/01/27 394,041
500,000 Lowe's Cos, Inc 3 .100 05/03/27 490,356
300,000 Lowe's Cos, Inc 1 .300 04/15/28 277,554
350,000 O'Reilly Automotive, Inc 5 .750 11/20/26 356,201
300,000 O'Reilly Automotive, Inc 3 .600 09/01/27 295,972
300,000 TJX Cos, Inc 2 .250 09/15/26 293,827
1,500,000 Walmart, Inc 4 .100 04/28/27 1,506,349
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 10,352,635
CONSUMER DURABLES & APPAREL - 0.1%
200,000 DR Horton, Inc 1 .300 10/15/26 192,284
200,000 DR Horton, Inc 1 .400 10/15/27 188,050
200,000 Hasbro, Inc 3 .550 11/19/26 197,201
225,000 Hasbro, Inc 3 .500 09/15/27 219,918
200,000 Leggett & Platt, Inc 3 .500 11/15/27 194,083
500,000 Lennar Corp 4 .750 11/29/27 503,411
750,000 NIKE, Inc 2 .750 03/27/27 733,790
128,000 PulteGroup, Inc 5 .000 01/15/27 128,926
150,000 Tapestry, Inc 4 .125 07/15/27 148,944
200,000 Toll Brothers Finance Corp 4 .875 03/15/27 200,657
100,000 Toll Brothers Finance Corp 4 .350 02/15/28 99,467
TOTAL CONSUMER DURABLES & APPAREL 2,806,731
CONSUMER SERVICES - 0.3%
400,000 Booking Holdings, Inc 3 .600 06/01/26 397,471
200,000 Booking Holdings, Inc 3 .550 03/15/28 196,823
750,000 Darden Restaurants, Inc 4 .350 10/15/27 751,435
500,000 Expedia Group, Inc 4 .625 08/01/27 502,030
200,000 Expedia Group, Inc 3 .800 02/15/28 197,040
500,000 Hyatt Hotels Corp 5 .750 01/30/27 510,293
125,000 Hyatt Hotels Corp 5 .050 03/30/28 126,360
500,000 Las Vegas Sands Corp 5 .900 06/01/27 510,833
500,000 Las Vegas Sands Corp 5 .625 06/15/28 510,018
800,000 Marriott International, Inc 5 .450 09/15/26 809,811

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES - 0.3% (continued)
$ 350,000 Marriott International, Inc 5 .000% 10/15/27 $ 355,740
300,000 McDonald's Corp 3 .500 03/01/27 296,532
700,000 McDonald's Corp 3 .500 07/01/27 691,374
200,000 McDonald's Corp 3 .800 04/01/28 198,359
300,000 Royal Caribbean Cruises Ltd 3 .700 03/15/28 292,162
500,000 Sands China Ltd 2 .300 03/08/27 479,710
750,000 Starbucks Corp 4 .850 02/08/27 756,568
200,000 Starbucks Corp 3 .500 03/01/28 196,296
TOTAL CONSUMER SERVICES 7,778,855
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2%
800,000 Costco Wholesale Corp 1 .375 06/20/27 762,946
300,000 Dollar General Corp 3 .875 04/15/27 297,274
325,000 Dollar General Corp 4 .125 05/01/28 322,433
500,000 Dollar Tree, Inc 4 .200 05/15/28 495,278
100,000 Kroger Co 2 .650 10/15/26 97,972
300,000 Kroger Co 3 .700 08/01/27 297,315
500,000 Starbucks Corp 4 .500 05/15/28 502,499
600,000 SYSCO Corp 3 .300 07/15/26 593,097
100,000 SYSCO Corp 3 .250 07/15/27 98,050
800,000 Target Corp 1 .950 01/15/27 774,876
500,000 Target Corp 4 .350 06/15/28 503,005
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 4,744,745
ENERGY - 1.3%
250,000 Baker Hughes Holdings LLC 2 .061 12/15/26 242,203
400,000 Baker Hughes Holdings LLC 3 .337 12/15/27 391,904
500,000 Boardwalk Pipelines LP 5 .950 06/01/26 504,166
450,000 BP Capital Markets America, Inc 3 .543 04/06/27 445,341
1,150,000 BP Capital Markets America, Inc 5 .017 11/17/27 1,170,981
200,000 BP Capital Markets plc 3 .279 09/19/27 196,165
500,000 Canadian Natural Resources Ltd 3 .850 06/01/27 495,024
400,000 Cheniere Corpus Christi Holdings LLC 5 .125 06/30/27 403,750
200,000 Chevron Corp 1 .995 05/11/27 193,142
1,000,000 Chevron USA, Inc 4 .405 02/26/27 1,007,892
300,000 Chevron USA, Inc 1 .018 08/12/27 282,038
1,000,000 Chevron USA, Inc 4 .475 02/26/28 1,011,928
400,000 Continental Resources, Inc 4 .375 01/15/28 394,403
250,000 Coterra Energy, Inc 3 .900 05/15/27 246,867
1,000,000 Diamondback Energy, Inc 5 .200 04/18/27 1,013,659
1,000,000 Enbridge, Inc 5 .900 11/15/26 1,017,779
300,000 Enbridge, Inc 5 .250 04/05/27 304,389
150,000 Enbridge, Inc 3 .700 07/15/27 148,133
300,000 Enbridge, Inc 4 .600 06/20/28 302,252
500,000 Energy Transfer LP 3 .900 07/15/26 496,727
500,000 Energy Transfer LP 6 .050 12/01/26 510,530
350,000 Energy Transfer LP 4 .400 03/15/27 349,967
800,000 Energy Transfer LP 5 .550 02/15/28 823,075
500,000 Energy Transfer Operating LP 5 .500 06/01/27 508,936
200,000 Eni USA, Inc 7 .300 11/15/27 212,614
500,000 Enterprise Products Operating LLC 4 .600 01/11/27 502,884
750,000 Enterprise Products Operating LLC 4 .300 06/20/28 753,392
500,000 Enterprise Products Operating LLC 5 .250 08/16/77 494,708
100,000 Enterprise Products Operating LLC 5 .375 02/15/78 98,360
500,000 (b) EOG Resources, Inc 4 .400 07/15/28 502,887
336,000 EQT Corp 3 .900 10/01/27 331,546
500,000 EQT Corp 5 .700 04/01/28 514,309
775,000 Equinor ASA 1 .750 01/22/26 763,434
750,000 Equinor ASA 4 .250 06/02/28 754,506
500,000 (a),(c) Helmerich & Payne, Inc 4 .650 12/01/27 495,383
350,000 Hess Corp 4 .300 04/01/27 349,179
400,000 Kinder Morgan, Inc 1 .750 11/15/26 386,324
350,000 Kinder Morgan, Inc 4 .300 03/01/28 350,287
250,000 Marathon Petroleum Corp 5 .125 12/15/26 252,166

Short Term Bond Index

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.3% (continued)
$ 300,000 Marathon Petroleum Corp 3 .800% 04/01/28 $ 295,770
650,000 MPLX LP 4 .125 03/01/27 646,476
550,000 MPLX LP 4 .000 03/15/28 544,604
1,000,000 Occidental Petroleum Corp 5 .000 08/01/27 1,008,606
500,000 ONEOK, Inc 5 .550 11/01/26 506,879
500,000 ONEOK, Inc 4 .250 09/24/27 499,159
300,000 Ovintiv, Inc 5 .650 05/15/28 308,400
200,000 Patterson-UTI Energy, Inc 3 .950 02/01/28 193,660
700,000 Phillips 66 3 .900 03/15/28 692,896
100,000 Phillips 66 Co 4 .950 12/01/27 101,558
300,000 Plains All American Pipeline LP 4 .500 12/15/26 300,440
500,000 Sabine Pass Liquefaction LLC 5 .875 06/30/26 502,721
600,000 Sabine Pass Liquefaction LLC 5 .000 03/15/27 603,602
500,000 Sabine Pass Liquefaction LLC 4 .200 03/15/28 497,352
500,000 Solventum Corp 5 .450 02/25/27 508,157
350,000 (c) South Bow USA Infrastructure Holdings LLC 4 .911 09/01/27 352,246
250,000 Sunoco Logistics Partners Operations LP 4 .000 10/01/27 248,113
500,000 Targa Resources Corp 5 .200 07/01/27 506,703
200,000 TC PipeLines LP 3 .900 05/25/27 197,676
600,000 TransCanada PipeLines Ltd 4 .250 05/15/28 598,123
200,000 Valero Energy Corp 3 .400 09/15/26 197,595
350,000 Valero Energy Partners LP 4 .500 03/15/28 350,835
500,000 Veralto Corp 5 .500 09/18/26 505,958
500,000 Western Gas Partners LP 4 .650 07/01/26 498,948
800,000 Williams Cos, Inc 3 .750 06/15/27 790,736
750,000 Woodside Finance Ltd 4 .900 05/19/28 755,054
TOTAL ENERGY 31,435,497
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9%
200,000 Alexandria Real Estate Equities, Inc 3 .950 01/15/28 197,814
300,000 American Homes 4 Rent LP 4 .250 02/15/28 298,196
500,000 American Tower Corp 3 .375 10/15/26 493,609
400,000 American Tower Corp 3 .125 01/15/27 392,161
200,000 American Tower Corp 3 .650 03/15/27 197,550
500,000 American Tower Corp 3 .550 07/15/27 492,783
600,000 American Tower Corp 1 .500 01/31/28 558,835
200,000 AvalonBay Communities, Inc 2 .900 10/15/26 196,571
200,000 AvalonBay Communities, Inc 3 .200 01/15/28 195,336
500,000 Boston Properties LP 6 .750 12/01/27 525,046
300,000 Brixmor Operating Partnership LP 4 .125 06/15/26 298,858
100,000 Brixmor Operating Partnership LP 3 .900 03/15/27 99,135
150,000 Brixmor Operating Partnership LP 2 .250 04/01/28 141,889
500,000 Camden Property Trust 5 .850 11/03/26 509,931
850,000 Crown Castle, Inc 1 .050 07/15/26 818,645
800,000 Crown Castle, Inc 2 .900 03/15/27 778,277
200,000 Crown Castle, Inc 5 .000 01/11/28 201,970
600,000 Crown Castle, Inc 3 .800 02/15/28 589,184
200,000 CubeSmart LP 3 .125 09/01/26 196,716
350,000 Digital Realty Trust LP 3 .700 08/15/27 345,586
350,000 Digital Realty Trust LP 5 .550 01/15/28 358,983
100,000 EPR Properties 4 .750 12/15/26 99,837
400,000 EPR Properties 4 .950 04/15/28 399,223
200,000 Equinix, Inc 1 .800 07/15/27 190,648
300,000 Equinix, Inc 1 .550 03/15/28 279,629
100,000 ERP Operating LP 2 .850 11/01/26 98,189
350,000 ERP Operating LP 3 .500 03/01/28 344,231
350,000 Essex Portfolio LP 3 .625 05/01/27 345,851
200,000 Extra Space Storage LP 3 .500 07/01/26 197,983
500,000 Extra Space Storage LP 5 .700 04/01/28 516,445
150,000 Federal Realty OP LP 3 .250 07/15/27 146,244
200,000 Federal Realty OP LP 5 .375 05/01/28 204,980
200,000 Healthcare Realty Holdings LP 3 .500 08/01/26 197,494
300,000 Healthcare Realty Holdings LP 3 .750 07/01/27 295,811

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9% (continued)
$ 450,000 Healthpeak OP LLC 3 .250% 07/15/26 $ 444,600
250,000 Healthpeak OP LLC 1 .350 02/01/27 238,310
100,000 Highwoods Realty LP 3 .875 03/01/27 98,160
150,000 Highwoods Realty LP 4 .125 03/15/28 146,818
300,000 Kimco Realty OP LLC 2 .800 10/01/26 293,966
200,000 Kimco Realty OP LLC 1 .900 03/01/28 189,182
200,000 Kite Realty Group LP 4 .000 10/01/26 198,236
350,000 Mid-America Apartments LP 3 .600 06/01/27 346,329
250,000 National Retail Properties, Inc 3 .600 12/15/26 246,973
200,000 OMEGA Healthcare Investors, Inc 4 .500 04/01/27 200,398
250,000 OMEGA Healthcare Investors, Inc 4 .750 01/15/28 251,069
150,000 Prologis LP 3 .250 10/01/26 148,259
500,000 Prologis LP 2 .125 04/15/27 483,226
650,000 Public Storage 1 .500 11/09/26 627,560
150,000 Public Storage 1 .850 05/01/28 140,863
300,000 Realty Income Corp 3 .000 01/15/27 294,528
300,000 Realty Income Corp 3 .950 08/15/27 298,279
650,000 Realty Income Corp 3 .400 01/15/28 637,400
200,000 Regency Centers LP 3 .600 02/01/27 198,143
150,000 Sabra Health Care LP 5 .125 08/15/26 150,107
500,000 Simon Property Group LP 1 .375 01/15/27 478,754
500,000 Simon Property Group LP 3 .375 06/15/27 492,319
100,000 Simon Property Group LP 3 .375 12/01/27 98,190
300,000 Simon Property Group LP 1 .750 02/01/28 282,657
200,000 Tanger Properties LP 3 .875 07/15/27 197,406
100,000 UDR, Inc 2 .950 09/01/26 98,293
200,000 UDR, Inc 3 .500 01/15/28 196,155
150,000 Ventas Realty LP 3 .250 10/15/26 147,655
350,000 Ventas Realty LP 3 .850 04/01/27 346,637
150,000 Ventas Realty LP 4 .000 03/01/28 148,606
400,000 VICI Properties LP 4 .750 02/15/28 402,194
1,000,000 VICI Properties LP 4 .750 04/01/28 1,008,180
200,000 Welltower OP LLC 2 .700 02/15/27 195,466
300,000 Welltower OP LLC 4 .250 04/15/28 300,466
250,000 WP Carey, Inc 4 .250 10/01/26 249,470
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 21,478,494
FINANCIAL SERVICES - 3.3%
750,000 AerCap Ireland Capital DAC 2 .450 10/29/26 730,707
500,000 AerCap Ireland Capital DAC 6 .100 01/15/27 511,096
750,000 AerCap Ireland Capital DAC 6 .450 04/15/27 774,437
500,000 AerCap Ireland Capital DAC 4 .625 10/15/27 501,992
1,250,000 AerCap Ireland Capital DAC 4 .875 04/01/28 1,262,435
1,000,000 African Development Bank 4 .375 11/03/27 1,013,315
1,200,000 African Development Bank 3 .875 06/12/28 1,204,091
500,000 Ally Financial, Inc 7 .100 11/15/27 526,876
500,000 Ally Financial, Inc 5 .737 05/15/29 508,902
500,000 American Express Co 1 .650 11/04/26 483,617
500,000 American Express Co 2 .550 03/04/27 486,826
500,000 American Express Co 5 .389 07/28/27 504,974
1,000,000 American Express Co 5 .098 02/16/28 1,011,325
1,000,000 American Express Co 5 .043 07/26/28 1,013,659
950,000 American Express Co 4 .731 04/25/29 960,803
650,000 Ares Capital Corp 7 .000 01/15/27 670,662
750,000 Ares Capital Corp 2 .875 06/15/28 706,750
500,000 Ares Strategic Income Fund 5 .700 03/15/28 504,041
500,000 (c) Ares Strategic Income Fund 5 .450 09/09/28 500,245
100,000 Bain Capital Specialty Finance, Inc 2 .550 10/13/26 97,016
500,000 Bank of New York Mellon Corp 2 .450 08/17/26 490,661
750,000 Bank of New York Mellon Corp 3 .442 02/07/28 741,570
500,000 Bank of New York Mellon Corp 4 .441 06/09/28 502,641
1,000,000 Bank of New York Mellon Corp 4 .890 07/21/28 1,013,237
100,000 Barings BDC, Inc 3 .300 11/23/26 97,678

Short Term Bond Index

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 3.3% (continued)
$ 500,000 BlackRock Funding, Inc 4 .600% 07/26/27 $ 506,105
250,000 BlackRock, Inc 3 .200 03/15/27 246,596
300,000 Blackstone Private Credit Fund 2 .625 12/15/26 289,854
750,000 Blackstone Private Credit Fund 4 .950 09/26/27 746,285
400,000 Blackstone Secured Lending Fund 2 .750 09/16/26 389,470
300,000 Blackstone Secured Lending Fund 2 .125 02/15/27 286,555
500,000 Blackstone Secured Lending Fund 5 .350 04/13/28 503,550
450,000 Blue Owl Capital Corp 3 .400 07/15/26 442,770
150,000 Blue Owl Capital Corp 2 .625 01/15/27 144,870
400,000 Blue Owl Capital Corp 2 .875 06/11/28 372,641
150,000 Blue Owl Capital Corp II 8 .450 11/15/26 155,830
200,000 Blue Owl Credit Income Corp 4 .700 02/08/27 198,730
300,000 Blue Owl Credit Income Corp 7 .750 09/16/27 314,678
300,000 Blue Owl Credit Income Corp 7 .950 06/13/28 320,755
250,000 Brookfield Finance, Inc 4 .250 06/02/26 249,390
350,000 Brookfield Finance, Inc 3 .900 01/25/28 345,894
550,000 Capital One Financial Corp 3 .750 07/28/26 544,614
1,000,000 Capital One Financial Corp 3 .750 03/09/27 991,556
850,000 Capital One Financial Corp 7 .149 10/29/27 878,246
500,000 Capital One Financial Corp 4 .927 05/10/28 503,660
1,200,000 Capital One Financial Corp 5 .468 02/01/29 1,228,775
750,000 Capital One Financial Corp 6 .312 06/08/29 787,274
750,000 Charles Schwab Corp 5 .875 08/24/26 762,563
500,000 Charles Schwab Corp 2 .450 03/03/27 485,912
650,000 Charles Schwab Corp 3 .200 01/25/28 636,309
300,000 Charles Schwab Corp 2 .000 03/20/28 283,933
300,000 Charles Schwab Corp 5 .643 05/19/29 310,954
500,000 CNH Industrial Capital LLC 4 .750 03/21/28 503,739
300,000 Corebridge Financial, Inc 3 .650 04/05/27 296,031
500,000 Corebridge Financial, Inc 6 .875 12/15/52 515,796
200,000 Deutsche Bank AG. 6 .720 01/18/29 210,095
250,000 Discover Bank 5 .974 08/09/28 256,140
200,000 Fidelity National Information Services, Inc 1 .650 03/01/28 186,650
700,000 Fiserv, Inc 3 .200 07/01/26 691,985
750,000 Fiserv, Inc 5 .150 03/15/27 759,793
350,000 Fiserv, Inc 5 .450 03/02/28 359,660
400,000 FS KKR Capital Corp 3 .250 07/15/27 383,604
275,000 Global Payments, Inc 4 .950 08/15/27 278,226
300,000 Goldman Sachs BDC, Inc 6 .375 03/11/27 307,004
1,750,000 Goldman Sachs Group, Inc 1 .542 09/10/27 1,689,638
2,000,000 Goldman Sachs Group, Inc 1 .948 10/21/27 1,936,523
1,500,000 Goldman Sachs Group, Inc 2 .640 02/24/28 1,456,802
1,500,000 Goldman Sachs Group, Inc 3 .615 03/15/28 1,479,056
2,500,000 Goldman Sachs Group, Inc 4 .937 04/23/28 2,519,485
1,000,000 Goldman Sachs Group, Inc 3 .691 06/05/28 985,786
1,000,000 Goldman Sachs Group, Inc 4 .482 08/23/28 1,001,328
1,500,000 Goldman Sachs Group, Inc 4 .223 05/01/29 1,491,449
500,000 (c) Goldman Sachs Private Credit Corp 5 .875 05/06/28 505,368
200,000 Golub Capital BDC, Inc 2 .500 08/24/26 194,633
100,000 Hercules Capital, Inc 2 .625 09/16/26 96,696
200,000 Hercules Capital, Inc 3 .375 01/20/27 193,685
500,000 (c) HPS Corporate Lending Fund 5 .300 06/05/27 500,805
500,000 HPS Corporate Lending Fund 5 .450 01/14/28 501,409
750,000 Intercontinental Exchange, Inc 4 .000 09/15/27 745,901
590,000 International Finance Corp 4 .500 01/21/28 600,791
200,000 Jackson Financial, Inc 5 .170 06/08/27 202,654
500,000 Jefferies Financial Group, Inc 4 .850 01/15/27 503,745
2,400,000 Kreditanstalt fuer Wiederaufbau 4 .375 03/01/27 2,421,310
300,000 LPL Holdings, Inc 5 .700 05/20/27 305,619
500,000 LPL Holdings, Inc 4 .900 04/03/28 503,799
200,000 Main Street Capital Corp 3 .000 07/14/26 195,823
550,000 Main Street Capital Corp 6 .500 06/04/27 562,332

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 3.3% (continued)
$ 500,000 Marex Group plc 5 .829% 05/08/28 $ 506,478
600,000 Mastercard, Inc 3 .300 03/26/27 593,617
500,000 Morgan Stanley 3 .125 07/27/26 493,749
500,000 Morgan Stanley 4 .350 09/08/26 499,105
500,000 Morgan Stanley 1 .512 07/20/27 485,030
1,000,000 Morgan Stanley 2 .475 01/21/28 970,650
2,500,000 Morgan Stanley 5 .652 04/13/28 2,555,505
1,000,000 Morgan Stanley 4 .210 04/20/28 997,934
750,000 Morgan Stanley 5 .123 02/01/29 763,091
2,500,000 Morgan Stanley 4 .994 04/12/29 2,536,368
200,000 Morgan Stanley Direct Lending Fund 4 .500 02/11/27 198,730
500,000 National Rural Utilities Cooperative Finance Corp 4 .800 02/05/27 504,464
750,000 National Rural Utilities Cooperative Finance Corp 5 .100 05/06/27 761,906
500,000 National Rural Utilities Cooperative Finance Corp 4 .120 09/16/27 499,573
500,000 National Rural Utilities Cooperative Finance Corp 4 .750 02/07/28 506,451
500,000 New Mountain Finance Corp 6 .200 10/15/27 505,277
250,000 Nomura Holdings, Inc 1 .653 07/14/26 242,808
500,000 Nomura Holdings, Inc 2 .329 01/22/27 483,589
750,000 Nomura Holdings, Inc 5 .594 07/02/27 766,481
750,000 Northern Trust Corp 3 .375 05/08/32 728,014
200,000 Oaktree Specialty Lending Corp 2 .700 01/15/27 191,726
500,000 Oesterreichische Kontrollbank AG. 5 .000 10/23/26 506,529
1,500,000 Oesterreichische Kontrollbank AG. 4 .750 05/21/27 1,524,289
460,000 Oesterreichische Kontrollbank AG. 4 .000 05/28/28 463,213
300,000 ORIX Corp 5 .000 09/13/27 303,881
750,000 PayPal Holdings, Inc 4 .450 03/06/28 756,098
750,000 (c) Private Export Funding Corp 4 .500 02/07/27 754,389
750,000 S&P Global, Inc 2 .450 03/01/27 729,835
100,000 Sixth Street Specialty Lending, Inc 2 .500 08/01/26 97,771
500,000 State Street Bank & Trust Co 4 .594 11/25/26 503,658
750,000 State Street Corp 4 .993 03/18/27 760,854
750,000 State Street Corp 4 .530 02/20/29 756,150
700,000 Synchrony Financial 3 .950 12/01/27 688,327
500,000 UBS AG. 4 .864 01/10/28 504,065
850,000 Visa, Inc 1 .900 04/15/27 820,573
150,000 Voya Financial, Inc 3 .650 06/15/26 148,675
100,000 Voya Financial, Inc 4 .700 01/23/48 95,766
TOTAL FINANCIAL SERVICES 80,295,304
FOOD, BEVERAGE & TOBACCO - 0.9%
200,000 Altria Group, Inc 2 .625 09/16/26 196,115
500,000 Altria Group, Inc 4 .875 02/04/28 506,826
300,000 Archer-Daniels-Midland Co 2 .500 08/11/26 294,649
500,000 BAT Capital Corp 3 .215 09/06/26 493,056
1,050,000 BAT Capital Corp 4 .700 04/02/27 1,055,004
800,000 BAT Capital Corp 2 .259 03/25/28 756,887
300,000 BAT International Finance plc 4 .448 03/16/28 300,481
250,000 Bunge Ltd 3 .250 08/15/26 246,916
750,000 Bunge Ltd 4 .100 01/07/28 745,378
750,000 Campbell Soup Co 5 .200 03/19/27 760,510
500,000 ConAgra Brands, Inc 5 .300 10/01/26 505,021
200,000 ConAgra Brands, Inc 1 .375 11/01/27 186,636
500,000 Constellation Brands, Inc 3 .700 12/06/26 495,894
500,000 Constellation Brands, Inc 4 .350 05/09/27 500,044
500,000 Diageo Capital plc 5 .375 10/05/26 506,268
350,000 Diageo Capital plc 5 .300 10/24/27 358,656
500,000 General Mills, Inc 4 .700 01/30/27 502,897
400,000 General Mills, Inc 4 .200 04/17/28 399,495
500,000 Hershey Co 4 .550 02/24/28 506,327
500,000 Hormel Foods Corp 4 .800 03/30/27 505,094
200,000 Ingredion, Inc 3 .200 10/01/26 196,793
300,000 JBS USA Holding Lux Sarl 2 .500 01/15/27 291,815
300,000 JBS USA LUX S.A. 5 .125 02/01/28 306,120

Short Term Bond Index

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 0.9% (continued)
$ 250,000 Kellogg Co 3 .400% 11/15/27 $ 246,190
300,000 Kellogg Co 4 .300 05/15/28 301,607
500,000 Keurig Dr Pepper, Inc 2 .550 09/15/26 490,063
500,000 Keurig Dr Pepper, Inc 5 .100 03/15/27 506,211
750,000 Keurig Dr Pepper, Inc 4 .350 05/15/28 751,270
600,000 Kraft Heinz Foods Co 3 .000 06/01/26 592,168
650,000 Kraft Heinz Foods Co 3 .875 05/15/27 644,868
150,000 McCormick & Co, Inc 3 .400 08/15/27 147,437
700,000 Molson Coors Beverage Co 3 .000 07/15/26 689,583
500,000 Mondelez International, Inc 2 .625 03/17/27 487,080
500,000 Mondelez International, Inc 4 .250 05/06/28 500,777
1,000,000 PepsiCo Singapore Financing I Pte Ltd 4 .650 02/16/27 1,009,263
150,000 PepsiCo, Inc 5 .125 11/10/26 151,890
1,000,000 PepsiCo, Inc 4 .450 02/07/28 1,012,405
750,000 Philip Morris International, Inc 4 .750 02/12/27 756,684
500,000 Philip Morris International, Inc 4 .375 11/01/27 502,272
1,050,000 Philip Morris International, Inc 3 .125 03/02/28 1,022,788
750,000 Philip Morris International, Inc 4 .125 04/28/28 748,533
300,000 Tyson Foods, Inc 3 .550 06/02/27 295,869
TOTAL FOOD, BEVERAGE & TOBACCO 21,473,840
HEALTH CARE EQUIPMENT & SERVICES - 0.9%
500,000 Abbott Laboratories 3 .750 11/30/26 498,353
200,000 Baxter International, Inc 2 .600 08/15/26 196,232
500,000 Baxter International, Inc 1 .915 02/01/27 481,355
650,000 Becton Dickinson & Co 3 .700 06/06/27 642,174
300,000 Becton Dickinson & Co 4 .693 02/13/28 302,932
750,000 Cardinal Health, Inc 4 .700 11/15/26 753,764
500,000 Cencora, Inc 4 .625 12/15/27 504,131
900,000 Centene Corp 4 .250 12/15/27 886,363
1,000,000 Cigna Group 3 .400 03/01/27 985,823
200,000 CommonSpirit Health 6 .073 11/01/27 206,970
500,000 CVS Health Corp 2 .875 06/01/26 492,376
400,000 CVS Health Corp 3 .000 08/15/26 393,670
600,000 CVS Health Corp 3 .625 04/01/27 592,453
750,000 CVS Health Corp 1 .300 08/21/27 703,142
1,800,000 CVS Health Corp 4 .300 03/25/28 1,792,614
1,000,000 Elevance Health, Inc 4 .500 10/30/26 1,003,249
500,000 Elevance Health, Inc 4 .101 03/01/28 498,622
650,000 GE HealthCare Technologies, Inc 5 .650 11/15/27 669,679
600,000 HCA, Inc 5 .250 06/15/26 600,833
1,000,000 HCA, Inc 5 .375 09/01/26 1,005,052
750,000 HCA, Inc 3 .125 03/15/27 734,341
525,000 HCA, Inc 5 .000 03/01/28 532,800
500,000 Humana, Inc 1 .350 02/03/27 478,224
200,000 Humana, Inc 5 .750 03/01/28 206,369
500,000 Icon Investments Six DAC 5 .809 05/08/27 510,451
300,000 IQVIA, Inc 5 .700 05/15/28 307,626
200,000 Kaiser Foundation Hospitals 3 .150 05/01/27 196,263
400,000 Laboratory Corp of America Holdings 3 .600 09/01/27 395,469
200,000 McKesson Corp 1 .300 08/15/26 193,688
200,000 McKesson Corp 3 .950 02/16/28 199,135
200,000 PeaceHealth Obligated Group 1 .375 11/15/25 197,162
500,000 Quest Diagnostics, Inc 4 .600 12/15/27 504,526
750,000 Smith & Nephew plc 5 .150 03/20/27 758,966
200,000 SSM Health Care Corp 3 .823 06/01/27 198,382
750,000 Stryker Corp 4 .700 02/10/28 760,168
500,000 UnitedHealth Group, Inc 4 .750 07/15/26 501,800
1,000,000 UnitedHealth Group, Inc 4 .600 04/15/27 1,005,985
400,000 UnitedHealth Group, Inc 5 .250 02/15/28 410,570
250,000 Universal Health Services, Inc 1 .650 09/01/26 241,364

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 0.9% (continued)
$ 500,000 Zimmer Biomet Holdings, Inc 4 .700% 02/19/27 $ 502,704
TOTAL HEALTH CARE EQUIPMENT & SERVICES 22,045,780
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
400,000 Clorox Co 3 .900 05/15/28 396,102
175,000 Ecolab, Inc 4 .300 06/15/28 176,219
500,000 Estee Lauder Cos, Inc 4 .375 05/15/28 501,264
800,000 Haleon US Capital LLC 3 .375 03/24/27 788,305
300,000 Kimberly-Clark Corp 1 .050 09/15/27 281,921
300,000 Unilever Capital Corp 2 .900 05/05/27 294,290
750,000 Unilever Capital Corp 4 .250 08/12/27 753,245
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 3,191,346
INSURANCE - 0.4%
300,000 Aegon NV 5 .500 04/11/48 301,287
200,000 Allstate Corp 7 .526 08/15/53 199,926
200,000 American National Group, Inc 5 .000 06/15/27 200,800
750,000 Aon North America, Inc 5 .125 03/01/27 758,842
200,000 Arch Capital Group Ltd 4 .011 12/15/26 199,111
1,000,000 Arthur J Gallagher & Co 4 .600 12/15/27 1,007,434
375,000 Athene Holding Ltd 4 .125 01/12/28 371,517
100,000 AXIS Specialty Finance plc 4 .000 12/06/27 98,918
500,000 Berkshire Hathaway Finance Corp 2 .300 03/15/27 487,453
300,000 Brighthouse Financial, Inc 3 .700 06/22/27 294,767
125,000 Brown & Brown, Inc 4 .600 12/23/26 125,584
425,000 Brown & Brown, Inc 4 .700 06/23/28 428,585
200,000 Cincinnati Financial Corp 6 .920 05/15/28 214,865
300,000 CNA Financial Corp 3 .450 08/15/27 294,383
550,000 Equitable Holdings, Inc 4 .350 04/20/28 548,956
150,000 F&G Annuities & Life, Inc 7 .400 01/13/28 157,084
250,000 Fairfax Financial Holdings Ltd 4 .850 04/17/28 252,175
300,000 Lincoln National Corp 3 .625 12/12/26 296,460
350,000 Manulife Financial Corp 2 .484 05/19/27 339,643
200,000 Manulife Financial Corp 4 .061 02/24/32 197,720
1,000,000 Marsh & McLennan Cos, Inc 4 .550 11/08/27 1,007,354
200,000 Old Republic International Corp 3 .875 08/26/26 198,475
250,000 Principal Financial Group, Inc 3 .100 11/15/26 245,730
200,000 Progressive Corp 2 .450 01/15/27 195,056
200,000 Progressive Corp 2 .500 03/15/27 194,774
250,000 Prudential Financial, Inc 3 .878 03/27/28 248,897
250,000 (d) Prudential Financial, Inc 4 .500 09/15/47 246,284
150,000 Reinsurance Group of America, Inc 3 .950 09/15/26 149,131
475,000 UnitedHealth Group, Inc 4 .400 06/15/28 477,353
300,000 Willis North America, Inc 4 .650 06/15/27 301,639
TOTAL INSURANCE 10,040,203
MATERIALS - 0.5%
750,000 Air Products and Chemicals, Inc 4 .300 06/11/28 753,814
1,000,000 (c) Amcor Flexibles North America, Inc 4 .800 03/17/28 1,006,829
500,000 (c) Amrize Finance US LLC 4 .600 04/07/27 502,024
500,000 (c) Amrize Finance US LLC 4 .700 04/07/28 504,542
600,000 ArcelorMittal S.A. 6 .550 11/29/27 625,431
200,000 Berry Global, Inc 1 .650 01/15/27 191,836
150,000 Berry Global, Inc 5 .500 04/15/28 153,884
100,000 BHP Billiton Finance USA Ltd 5 .250 09/08/26 101,155
600,000 BHP Billiton Finance USA Ltd 4 .750 02/28/28 609,332
200,000 Celulosa Arauco y Constitucion S.A. 3 .875 11/02/27 195,637
400,000 Ecolab, Inc 1 .650 02/01/27 385,032
250,000 Freeport-McMoRan, Inc 4 .125 03/01/28 246,967
150,000 Kinross Gold Corp 4 .500 07/15/27 150,139
350,000 LYB International Finance BV 3 .500 03/02/27 344,942
300,000 Martin Marietta Materials, Inc 3 .500 12/15/27 294,147
200,000 Mosaic Co 4 .050 11/15/27 198,498
400,000 Nucor Corp 3 .950 05/01/28 398,253
650,000 Nutrien Ltd 5 .200 06/21/27 659,864

Short Term Bond Index

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 0.5% (continued)
$ 150,000 Packaging Corp of America 3 .400% 12/15/27 $ 146,781
300,000 PPG Industries, Inc 3 .750 03/15/28 296,404
500,000 (a) Rio Tinto Finance USA plc 4 .375 03/12/27 502,637
1,000,000 Rio Tinto Finance USA plc 4 .500 03/14/28 1,007,876
1,000,000 Sherwin-Williams Co 4 .550 03/01/28 1,008,589
500,000 Sonoco Products Co 4 .450 09/01/26 499,497
150,000 Steel Dynamics, Inc 1 .650 10/15/27 141,376
300,000 Suzano International Finance BV 5 .500 01/17/27 303,355
200,000 Vulcan Materials Co 3 .900 04/01/27 198,627
250,000 Westlake Corp 3 .600 08/15/26 247,431
150,000 WRKCo, Inc 3 .375 09/15/27 146,616
200,000 WRKCo, Inc 4 .000 03/15/28 198,103
TOTAL MATERIALS 12,019,618
MEDIA & ENTERTAINMENT - 0.5%
750,000 Alphabet, Inc 1 .998 08/15/26 733,777
500,000 Baidu, Inc 4 .375 03/29/28 501,401
500,000 (c) Blue Owl Technology Finance Corp 6 .100 03/15/28 502,709
1,500,000 Charter Communications Operating LLC 6 .150 11/10/26 1,528,713
300,000 Charter Communications Operating LLC 4 .200 03/15/28 297,374
400,000 Comcast Corp 2 .350 01/15/27 389,133
600,000 Comcast Corp 3 .300 02/01/27 591,560
300,000 Comcast Corp 3 .300 04/01/27 295,469
1,000,000 Comcast Corp 3 .150 02/15/28 974,070
500,000 Comcast Corp 3 .550 05/01/28 491,646
750,000 Inter-American Investment Corp 3 .625 02/17/27 746,040
1,000,000 Meta Platforms, Inc 3 .500 08/15/27 990,435
500,000 Netflix, Inc 4 .375 11/15/26 502,532
500,000 Netflix, Inc 4 .875 04/15/28 510,473
300,000 Paramount Global 2 .900 01/15/27 292,008
100,000 Paramount Global 3 .375 02/15/28 96,753
500,000 Take-Two Interactive Software, Inc 4 .950 03/28/28 507,710
800,000 TWDC Enterprises 18 Corp 2 .950 06/15/27 786,032
300,000 Walt Disney Co 3 .700 03/23/27 299,502
300,000 Walt Disney Co 2 .200 01/13/28 287,697
474,000 Warnermedia Holdings, Inc 3 .755 03/15/27 441,157
TOTAL MEDIA & ENTERTAINMENT 11,766,191
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
2,000,000 AbbVie, Inc 4 .800 03/15/27 2,019,239
1,000,000 AbbVie, Inc 4 .650 03/15/28 1,015,118
100,000 Agilent Technologies, Inc 3 .050 09/22/26 98,449
500,000 Agilent Technologies, Inc 4 .200 09/09/27 499,800
1,300,000 Amgen, Inc 2 .200 02/21/27 1,257,508
500,000 Amgen, Inc 3 .200 11/02/27 488,356
1,000,000 Amgen, Inc 5 .150 03/02/28 1,021,762
1,000,000 AstraZeneca Finance LLC 4 .800 02/26/27 1,011,012
500,000 AstraZeneca Finance LLC 1 .750 05/28/28 468,762
200,000 Bio-Rad Laboratories, Inc 3 .300 03/15/27 196,147
500,000 Bristol-Myers Squibb Co 3 .200 06/15/26 495,338
2,000,000 Bristol-Myers Squibb Co 4 .900 02/22/27 2,025,505
1,000,000 Eli Lilly & Co 4 .500 02/09/27 1,008,069
1,000,000 Eli Lilly & Co 4 .150 08/14/27 1,004,905
750,000 Eli Lilly & Co 4 .550 02/12/28 759,887
500,000 Gilead Sciences, Inc 2 .950 03/01/27 490,857
500,000 Gilead Sciences, Inc 1 .200 10/01/27 469,435
500,000 GlaxoSmithKline Capital plc 4 .315 03/12/27 502,586
500,000 Illumina, Inc 4 .650 09/09/26 500,594
1,000,000 Johnson & Johnson 4 .500 03/01/27 1,009,750
1,000,000 Johnson & Johnson 4 .550 03/01/28 1,016,941
750,000 Merck & Co, Inc 1 .700 06/10/27 718,784
200,000 Mylan, Inc 4 .550 04/15/28 198,336
2,000,000 Pfizer Investment Enterprises Pte Ltd 4 .450 05/19/28 2,016,023
300,000 Pfizer, Inc 3 .000 12/15/26 295,790

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9% (continued)
$ 300,000 Royalty Pharma plc 1 .750% 09/02/27 $ 284,114
24,000 Shire Acquisitions Investments Ireland DAC 3 .200 09/23/26 23,687
1,000,000 Thermo Fisher Scientific, Inc 5 .000 12/05/26 1,010,726
422,000 Utah Acquisition Sub, Inc 3 .950 06/15/26 418,014
500,000 Viatris, Inc 2 .300 06/22/27 476,439
200,000 Zoetis, Inc 3 .000 09/12/27 195,288
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 22,997,221
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
500,000 Advanced Micro Devices, Inc 4 .319 03/24/28 503,673
500,000 Analog Devices, Inc 3 .500 12/05/26 495,630
750,000 Analog Devices, Inc 4 .250 06/15/28 753,461
500,000 Applied Materials, Inc 3 .300 04/01/27 493,460
1,000,000 Broadcom Corp 3 .875 01/15/27 993,077
200,000 Broadcom, Inc 3 .459 09/15/26 198,127
1,000,000 Broadcom, Inc 5 .050 07/12/27 1,014,145
350,000 Broadcom, Inc 4 .150 02/15/28 348,982
500,000 Broadcom, Inc 4 .800 04/15/28 507,232
300,000 Intel Corp 3 .750 03/25/27 296,837
500,000 Intel Corp 3 .150 05/11/27 489,854
300,000 Intel Corp 3 .750 08/05/27 296,060
750,000 Intel Corp 4 .875 02/10/28 759,471
275,000 Marvell Technology, Inc 2 .450 04/15/28 261,309
1,000,000 Microchip Technology, Inc 4 .900 03/15/28 1,010,987
300,000 Micron Technology, Inc 5 .375 04/15/28 308,441
300,000 NVIDIA Corp 3 .200 09/16/26 297,248
300,000 NXP BV 4 .400 06/01/27 300,513
300,000 QUALCOMM, Inc 3 .250 05/20/27 296,210
750,000 Texas Instruments, Inc 4 .600 02/08/27 756,834
300,000 TSMC Arizona Corp 1 .750 10/25/26 290,282
500,000 TSMC Arizona Corp 3 .875 04/22/27 497,349
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 11,169,182
SOFTWARE & SERVICES - 0.6%
1,000,000 Accenture Capital, Inc 3 .900 10/04/27 996,943
750,000 Adobe, Inc 4 .850 04/04/27 760,814
500,000 Adobe, Inc 4 .750 01/17/28 508,858
750,000 Cadence Design Systems, Inc 4 .200 09/10/27 751,072
200,000 CGI, Inc 1 .450 09/14/26 193,168
250,000 DXC Technology Co 1 .800 09/15/26 241,594
500,000 IBM International Capital Pte Ltd 4 .600 02/05/27 502,946
500,000 International Business Machines Corp 1 .700 05/15/27 478,000
200,000 Kyndryl Holdings, Inc 2 .050 10/15/26 193,822
1,600,000 Microsoft Corp 2 .400 08/08/26 1,572,743
1,750,000 Microsoft Corp 3 .400 09/15/26 1,738,970
1,250,000 Oracle Corp 2 .650 07/15/26 1,227,463
750,000 Oracle Corp 2 .800 04/01/27 731,081
1,000,000 Oracle Corp 3 .250 11/15/27 977,494
1,000,000 Oracle Corp 4 .800 08/03/28 1,016,432
500,000 Roper Technologies, Inc 3 .800 12/15/26 495,804
100,000 Roper Technologies, Inc 1 .400 09/15/27 94,065
750,000 Synopsys, Inc 4 .550 04/01/27 753,738
750,000 Synopsys, Inc 4 .650 04/01/28 757,634
900,000 VMware, Inc 1 .400 08/15/26 870,463
500,000 VMware, Inc 3 .900 08/21/27 495,662
300,000 Workday, Inc 3 .500 04/01/27 296,118
TOTAL SOFTWARE & SERVICES 15,654,884
TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
550,000 Amphenol Corp 5 .050 04/05/27 558,511
750,000 Amphenol Corp 4 .375 06/12/28 755,222
300,000 Apple, Inc 2 .450 08/04/26 294,878
1,000,000 Apple, Inc 2 .050 09/11/26 977,070
500,000 Apple, Inc 3 .350 02/09/27 494,872
750,000 Apple, Inc 3 .200 05/11/27 740,517

Short Term Bond Index

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 0.7% (continued)
$ 3,000,000 Apple, Inc 4 .000% 05/12/28 $ 3,005,695
200,000 Arrow Electronics, Inc 3 .875 01/12/28 196,129
300,000 CDW LLC 2 .670 12/01/26 292,422
1,500,000 Cisco Systems, Inc 4 .800 02/26/27 1,518,190
500,000 Cisco Systems, Inc 4 .550 02/24/28 506,610
500,000 Dell International LLC 4 .900 10/01/26 502,230
300,000 Dell International LLC 6 .100 07/15/27 310,052
1,000,000 Dell International LLC 4 .750 04/01/28 1,011,704
300,000 Flex Ltd 6 .000 01/15/28 309,519
750,000 Hewlett Packard Enterprise Co 4 .450 09/25/26 751,177
750,000 Hewlett Packard Enterprise Co 4 .400 09/25/27 750,656
300,000 HP, Inc 3 .000 06/17/27 292,655
350,000 HP, Inc 4 .750 01/15/28 354,027
700,000 International Business Machines Corp 4 .150 07/27/27 699,919
1,000,000 International Business Machines Corp 4 .650 02/10/28 1,011,492
250,000 Jabil, Inc 4 .250 05/15/27 249,313
150,000 Jabil, Inc 3 .950 01/12/28 148,450
250,000 Keysight Technologies, Inc 4 .600 04/06/27 250,983
250,000 Motorola Solutions, Inc 4 .600 02/23/28 251,826
300,000 NetApp, Inc 2 .375 06/22/27 288,506
200,000 TD SYNNEX Corp 1 .750 08/09/26 193,372
250,000 Teledyne Technologies, Inc 2 .250 04/01/28 237,404
200,000 Vontier Corp 2 .400 04/01/28 187,878
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 17,141,279
TELECOMMUNICATION SERVICES - 0.4%
300,000 AT&T, Inc 2 .950 07/15/26 295,438
750,000 AT&T, Inc 3 .800 02/15/27 744,294
1,000,000 AT&T, Inc 2 .300 06/01/27 964,169
1,400,000 AT&T, Inc 1 .650 02/01/28 1,313,377
800,000 Rogers Communications, Inc 3 .200 03/15/27 784,366
450,000 Telefonica Emisiones SAU 4 .103 03/08/27 447,721
500,000 TELUS Corp 3 .700 09/15/27 492,836
1,500,000 T-Mobile USA, Inc 3 .750 04/15/27 1,484,336
1,000,000 T-Mobile USA, Inc 2 .050 02/15/28 945,184
500,000 T-Mobile USA, Inc 4 .950 03/15/28 508,439
500,000 Verizon Communications, Inc 4 .125 03/16/27 499,581
1,500,000 Verizon Communications, Inc 3 .000 03/22/27 1,470,017
550,000 Verizon Communications, Inc 2 .100 03/22/28 521,119
TOTAL TELECOMMUNICATION SERVICES 10,470,877
TRANSPORTATION - 0.3%
1,000,000 Boeing Co 6 .259 05/01/27 1,028,815
500,000 Canadian Pacific Railway Co 1 .750 12/02/26 482,515
250,000 CH Robinson Worldwide, Inc 4 .200 04/15/28 248,633
300,000 CSX Corp 3 .800 03/01/28 297,254
300,000 Delta Air Lines, Inc 4 .375 04/19/28 298,378
750,000 Delta Air Lines, Inc 4 .950 07/10/28 754,284
200,000 (c) FedEx Corp 3 .400 02/15/28 195,335
200,000 GXO Logistics, Inc 1 .650 07/15/26 193,445
200,000 Kirby Corp 4 .200 03/01/28 198,194
300,000 Norfolk Southern Corp 2 .900 06/15/26 295,893
750,000 Ryder System, Inc 5 .300 03/15/27 761,172
500,000 Ryder System, Inc 5 .250 06/01/28 512,990
500,000 Southwest Airlines Co 3 .000 11/15/26 489,609
500,000 Southwest Airlines Co 5 .125 06/15/27 504,470
200,000 Union Pacific Corp 2 .150 02/05/27 194,166
450,000 United Parcel Service, Inc 2 .400 11/15/26 439,733
250,000 United Parcel Service, Inc 3 .050 11/15/27 244,473
TOTAL TRANSPORTATION 7,139,359
UTILITIES - 1.4%
500,000 4 .875 06/01/28 507,348
500,000 AES Corp 5 .450 06/01/28 510,945
500,000 Ameren Corp 5 .700 12/01/26 508,015

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 1.4% (continued)
$ 200,000 Ameren Corp 1 .950% 03/15/27 $ 192,766
300,000 Ameren Corp 1 .750 03/15/28 279,882
250,000 American Electric Power Co, Inc 3 .200 11/13/27 243,863
300,000 American Electric Power Co, Inc 3 .875 02/15/62 287,839
300,000 Appalachian Power Co 3 .300 06/01/27 294,269
100,000 Arizona Public Service Co 2 .950 09/15/27 96,904
200,000 Atmos Energy Corp 3 .000 06/15/27 196,108
200,000 Berkshire Hathaway Energy Co 3 .250 04/15/28 195,736
300,000 Black Hills Corp 3 .150 01/15/27 293,350
400,000 CenterPoint Energy Resources Corp 5 .250 03/01/28 409,661
100,000 CMS Energy Corp 3 .000 05/15/26 98,704
100,000 CMS Energy Corp 3 .450 08/15/27 98,177
100,000 Consolidated Edison Co of New York, Inc 3 .125 11/15/27 97,782
300,000 Constellation Energy Generation LLC 5 .600 03/01/28 310,378
200,000 Consumers Energy Co 4 .650 03/01/28 202,731
250,000 Dominion Energy, Inc 3 .600 03/15/27 247,279
500,000 Dominion Energy, Inc 4 .600 05/15/28 503,294
200,000 Dominion Resources, Inc 2 .850 08/15/26 196,571
75,000 DTE Electric Co 4 .250 05/14/27 75,103
1,000,000 DTE Energy Co 4 .950 07/01/27 1,011,449
250,000 Duke Energy Corp 2 .650 09/01/26 245,304
750,000 Duke Energy Corp 4 .850 01/05/27 757,397
300,000 Duke Energy Corp 3 .150 08/15/27 293,921
350,000 Duke Energy Corp 4 .300 03/15/28 350,432
200,000 Duke Energy Corp 3 .250 01/15/82 191,920
500,000 Duke Energy Progress LLC 4 .350 03/06/27 502,379
500,000 Edison International 4 .125 03/15/28 482,645
250,000 Emera US Finance LP 3 .550 06/15/26 247,266
300,000 Entergy Corp 2 .950 09/01/26 295,016
100,000 Entergy Louisiana LLC 3 .120 09/01/27 97,810
500,000 Essential Utilities, Inc 4 .800 08/15/27 505,266
500,000 Evergy Kansas Central, Inc 4 .700 03/13/28 505,644
500,000 Eversource Energy 5 .000 01/01/27 504,403
300,000 Eversource Energy 4 .600 07/01/27 301,416
100,000 Eversource Energy 3 .300 01/15/28 97,354
550,000 Eversource Energy 5 .450 03/01/28 564,185
200,000 Exelon Corp 2 .750 03/15/27 195,139
700,000 Exelon Corp 5 .150 03/15/28 715,496
650,000 FirstEnergy Corp 3 .900 07/15/27 642,712
400,000 Fortis, Inc 3 .055 10/04/26 392,872
1,000,000 Georgia Power Co 5 .004 02/23/27 1,014,124
300,000 Georgia Power Co 4 .650 05/16/28 304,123
300,000 Gulf Power Co 3 .300 05/30/27 295,247
200,000 Indiana Michigan Power Co 3 .850 05/15/28 197,873
100,000 ITC Holdings Corp 3 .250 06/30/26 98,729
200,000 ITC Holdings Corp 3 .350 11/15/27 195,726
175,000 National Fuel Gas Co 5 .500 10/01/26 176,828
200,000 NextEra Energy Capital Holdings Inc 4 .800 12/01/77 191,529
800,000 NextEra Energy Capital Holdings, Inc 3 .550 05/01/27 788,843
800,000 NextEra Energy Capital Holdings, Inc 4 .850 02/04/28 811,006
750,000 NextEra Energy Capital Holdings, Inc 4 .900 02/28/28 760,097
750,000 NextEra Energy Capital Holdings, Inc 1 .900 06/15/28 700,798
400,000 NextEra Energy Capital Holdings, Inc 3 .800 03/15/82 383,272
400,000 NiSource, Inc 3 .490 05/15/27 393,834
400,000 NiSource, Inc 5 .250 03/30/28 409,491
750,000 Nutrien Ltd 4 .500 03/12/27 751,926
500,000 (c) Oncor Electric Delivery Co LLC 4 .500 03/20/27 502,469
550,000 Pacific Gas & Electric Co 3 .300 12/01/27 532,101
600,000 Pacific Gas and Electric Co 2 .100 08/01/27 568,258
500,000 Pacific Gas and Electric Co 5 .000 06/04/28 501,506
500,000 Pinnacle West Capital Corp 4 .900 05/15/28 507,000
750,000 Public Service Co of New Hampshire 4 .400 07/01/28 753,961

Short Term Bond Index

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 1.4% (continued)
$ 100,000 Public Service Electric and Gas Co 2 .250% 09/15/26 $ 97,758
350,000 Public Service Electric and Gas Co 3 .700 05/01/28 346,924
300,000 Public Service Enterprise Group, Inc 5 .850 11/15/27 310,495
250,000 Sempra 3 .250 06/15/27 244,764
100,000 Sempra 3 .400 02/01/28 97,631
350,000 Sempra 4 .125 04/01/52 336,542
500,000 Sempra Energy 5 .400 08/01/26 504,845
1,000,000 Southern California Edison Co 4 .400 09/06/26 998,250
175,000 Southern California Edison Co 4 .875 02/01/27 175,987
300,000 Southern California Edison Co 5 .300 03/01/28 303,815
300,000 Southern California Gas Co 2 .950 04/15/27 293,868
500,000 Southern Co 5 .113 08/01/27 507,509
300,000 Southern Co 4 .000 01/15/51 298,266
300,000 Southern Co 3 .750 09/15/51 295,866
350,000 Southwest Gas Corp 5 .450 03/23/28 357,842
250,000 Southwestern Electric Power Co 2 .750 10/01/26 244,616
1,000,000 System Energy Resources, Inc 6 .000 04/15/28 1,041,073
500,000 Virginia Electric and Power Co 3 .750 05/15/27 496,345
300,000 Virginia Electric and Power Co 3 .800 04/01/28 298,150
42,000 WEC Energy Group, Inc 5 .600 09/12/26 42,552
500,000 WEC Energy Group, Inc 4 .750 01/15/28 505,077
100,000 Wisconsin Power and Light Co 3 .050 10/15/27 97,274
200,000 Xcel Energy, Inc 3 .350 12/01/26 197,161
400,000 Xcel Energy, Inc 1 .750 03/15/27 382,847
500,000 Xcel Energy, Inc 4 .750 03/21/28 504,854
TOTAL UTILITIES 34,565,783
TOTAL CORPORATE BONDS
(Cost $619,511,447) 625,942,713
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 73.2%
AGENCY SECURITIES - 1.2%
2,000,000 Federal Farm Credit Banks Funding Corp 4 .375 02/23/26 2,002,035
750,000 Federal Farm Credit Banks Funding Corp 4 .375 06/23/26 752,547
2,000,000 Federal Farm Credit Banks Funding Corp 4 .625 07/10/26 2,011,888
3,500,000 Federal Farm Credit Banks Funding Corp 4 .500 03/26/27 3,538,941
500,000 Federal Home Loan Banks 3 .625 09/04/26 497,970
4,500,000 Federal Home Loan Banks 4 .625 11/17/26 4,539,300
4,500,000 (a) Federal Home Loan Banks 4 .125 01/15/27 4,522,208
500,000 (a) Federal Home Loan Banks 4 .000 03/10/27 501,878
3,000,000 Federal Home Loan Banks 4 .750 04/09/27 3,050,933
1,500,000 Federal Home Loan Banks 3 .875 06/04/27 1,503,607
4,000,000 (a) Federal Home Loan Mortgage Corp 0 .375 09/23/25 3,963,554
2,500,000 Federal National Mortgage Association 0 .500 11/07/25 2,467,004
750,000 Tennessee Valley Authority 3 .875 03/15/28 752,261
TOTAL AGENCY SECURITIES 30,104,126
FOREIGN GOVERNMENT BONDS - 3.0%
265,000 African Development Bank 0 .875 03/23/26 258,789
875,000 African Development Bank 4 .625 01/04/27 884,359
2,000,000 African Development Bank 4 .125 02/25/27 2,008,050
1,500,000 Asian Development Bank 2 .000 04/24/26 1,474,714
1,000,000 Asian Development Bank 4 .125 01/12/27 1,003,784
2,500,000 Asian Development Bank 1 .500 01/20/27 2,411,345
1,000,000 Asian Infrastructure Investment Bank 4 .875 09/14/26 1,010,701
500,000 Asian Infrastructure Investment Bank 3 .750 09/14/27 499,962
750,000 Asian Infrastructure Investment Bank 4 .000 01/18/28 754,708
310,000 Chile Government International Bond 3 .125 01/21/26 306,574
1,000,000 Chile Government International Bond 2 .750 01/31/27 972,700
300,000 Chile Government International Bond 3 .240 02/06/28 291,777
1,000,000 Corp Andina de Fomento 5 .250 11/21/25 1,002,301
500,000 Corp Andina de Fomento 4 .750 04/01/26 501,200
350,000 Corp Andina de Fomento 6 .000 04/26/27 361,037

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 750,000 Council Of Europe Development Bank 3 .750% 05/25/26 $ 747,915
750,000 Council Of Europe Development Bank 4 .625 06/11/27 760,908
755,000 European Bank for Reconstruction & Development 0 .500 01/28/26 739,018
2,500,000 European Investment Bank 1 .375 03/15/27 2,400,077
2,150,000 European Investment Bank 4 .375 03/19/27 2,169,640
2,000,000 European Investment Bank 3 .250 11/15/27 1,978,283
500,000 Export Development Canada 4 .375 06/29/26 501,577
1,250,000 Export Development Canada 3 .750 09/07/27 1,249,316
2,000,000 Export Development Canada 3 .875 02/14/28 2,005,071
750,000 Export-Import Bank of Korea 5 .375 09/18/25 751,330
750,000 Export-Import Bank of Korea 4 .875 01/11/26 752,440
1,000,000 Export-Import Bank of Korea 4 .625 01/11/27 1,006,956
1,000,000 Export-Import Bank of Korea 4 .000 09/11/27 997,402
750,000 Export-Import Bank of Korea 4 .125 10/17/27 749,284
1,000,000 Export-Import Bank of Korea 4 .625 01/14/28 1,011,916
1,000,000 Indonesia Government International Bond 4 .550 01/11/28 1,007,820
500,000 Indonesia Government International Bond 4 .100 04/24/28 499,579
3,000,000 Inter-American Development Bank 4 .500 05/15/26 3,010,701
2,000,000 Inter-American Development Bank 1 .500 01/13/27 1,929,605
500,000 Inter-American Development Bank 4 .375 02/01/27 503,805
500,000 Inter-American Development Bank 2 .375 07/07/27 486,503
1,500,000 International Bank for Reconstruction & Development 4 .750 04/10/26 1,506,743
3,000,000 International Bank for Reconstruction & Development 1 .875 10/27/26 2,922,207
1,000,000 International Bank for Reconstruction & Development 0 .750 11/24/27 931,640
1,500,000 International Finance Corp 2 .126 04/07/26 1,477,637
715,000 International Finance Corp 4 .375 01/15/27 720,317
500,000 Israel Government International Bond 3 .250 01/17/28 482,758
500,000 Japan Bank for International Cooperation 4 .250 04/27/26 499,907
2,000,000 Japan Bank for International Cooperation 2 .250 11/04/26 1,952,624
575,000 Japan Bank for International Cooperation 4 .625 07/22/27 582,742
750,000 Japan Bank for International Cooperation 2 .750 11/16/27 729,877
645,000 (b) Japan Bank for International Cooperation 3 .875 07/03/28 645,608
1,000,000 Japan International Cooperation Agency 4 .000 05/23/28 999,867
750,000 Korea Development Bank 4 .000 09/08/25 749,224
1,000,000 Korea Development Bank 5 .375 10/23/26 1,014,689
500,000 Korea Development Bank 4 .625 02/15/27 503,400
750,000 Korea Development Bank 4 .125 10/16/27 749,360
500,000 Korea Development Bank 4 .625 02/03/28 505,620
1,000,000 Landwirtschaftliche Rentenbank 1 .750 07/27/26 976,757
500,000 Landwirtschaftliche Rentenbank 2 .500 11/15/27 486,085
500,000 Mexico Government International Bond 4 .125 01/21/26 498,815
1,000,000 Mexico Government International Bond 4 .150 03/28/27 993,010
200,000 Mexico Government International Bond 3 .750 01/11/28 195,670
500,000 Mexico Government International Bond 5 .400 02/09/28 510,250
400,000 Nordic Investment Bank 5 .000 10/15/25 400,466
460,000 Panama Government International Bond 7 .125 01/29/26 465,971
400,000 Panama Government International Bond 3 .875 03/17/28 386,260
750,000 Peruvian Government International Bond 4 .125 08/25/27 748,520
1,015,000 Philippine Government International Bond 5 .500 03/30/26 1,022,697
500,000 Philippine Government International Bond 3 .229 03/29/27 490,128
200,000 Philippine Government International Bond 3 .000 02/01/28 193,140
1,250,000 Province of British Columbia Canada 0 .900 07/20/26 1,209,782
1,500,000 Province of British Columbia Canada 4 .700 01/24/28 1,530,108
500,000 Province of Ontario Canada 2 .300 06/15/26 491,568
1,500,000 Province of Ontario Canada 3 .100 05/19/27 1,477,955
1,750,000 Province of Quebec Canada 3 .625 04/13/28 1,739,172
400,000 Province of Saskatchewan Canada 3 .250 06/08/27 394,973
500,000 Republic of Italy Government International Bond 1 .250 02/17/26 490,635
400,000 Republic of Poland Government International Bond 3 .250 04/06/26 396,625
800,000 Republic of Poland Government International Bond 5 .500 11/16/27 826,275
200,000 Svensk Exportkredit AB 4 .875 09/14/26 202,000
1,000,000 Svensk Exportkredit AB 3 .750 09/13/27 998,594

Short Term Bond Index

Portfolio of Investments June 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 500,000 Svensk Exportkredit AB 3 .750% 05/08/28 $ 499,447
500,000 Uruguay Government International Bond 4 .375 10/27/27 500,960
TOTAL FOREIGN GOVERNMENT BONDS 74,101,230
MUNICIPAL BONDS - 0.0%
460,000 San Francisco City & County Public Utilities Commission Wastewater Revenue 4 .655 10/01/27 466,597
TOTAL MUNICIPAL BONDS 466,597
U.S. TREASURY SECURITIES - 69.0%
7,500,000 United States Treasury Note 4 .250 11/30/26 7,538,672
2,100,000 United States Treasury Note 4 .250 12/31/26 2,112,223
32,000,000 United States Treasury Note 4 .125 01/31/27 32,146,250
11,950,000 United States Treasury Note 4 .125 02/28/27 12,012,084
11,950,000 United States Treasury Note 3 .750 04/30/27 11,948,133
48,000,000 United States Treasury Note 3 .875 05/31/27 48,112,500
18,000,000 United States Treasury Note 3 .750 06/30/27 18,011,250
64,000,000 United States Treasury Note 3 .875 10/15/27 64,222,500
102,000,000 United States Treasury Note 4 .125 11/15/27 102,944,297
57,250,000 United States Treasury Note 4 .000 12/15/27 57,657,012
84,500,000 United States Treasury Note 4 .250 01/15/28 85,592,559
75,500,000 United States Treasury Note 4 .250 02/15/28 76,520,429
71,650,000 United States Treasury Note 3 .875 03/15/28 71,994,256
62,000,000 United States Treasury Note 3 .750 04/15/28 62,077,500
60,500,000 United States Treasury Note 3 .750 05/15/28 60,589,805
75,000,000 United States Treasury Note 3 .875 06/15/28 75,398,437
20,700,000 United States Treasury Note/Bond 4 .500 07/15/26 20,808,958
14,200,000 United States Treasury Note/Bond 4 .375 07/31/26 14,256,578
73,000,000 United States Treasury Note/Bond 4 .375 08/15/26 73,316,524
14,500,000 United States Treasury Note/Bond 3 .750 08/31/26 14,465,449
41,000,000 United States Treasury Note/Bond 4 .625 09/15/26 41,329,922
4,500,000 United States Treasury Note/Bond 3 .500 09/30/26 4,476,797
26,000,000 United States Treasury Note/Bond 4 .625 10/15/26 26,231,562
10,000,000 United States Treasury Note/Bond 1 .125 10/31/26 9,643,359
10,000,000 United States Treasury Note/Bond 1 .625 10/31/26 9,708,984
68,800,000 United States Treasury Note/Bond 4 .625 11/15/26 69,466,500
49,650,000 United States Treasury Note/Bond 4 .375 12/15/26 50,020,436
46,800,000 United States Treasury Note/Bond 4 .000 01/15/27 46,911,516
60,500,000 United States Treasury Note/Bond 4 .125 02/15/27 60,790,684
54,700,000 United States Treasury Note/Bond 4 .250 03/15/27 55,114,523
41,000,000 United States Treasury Note/Bond 4 .500 04/15/27 41,510,899
90,750,000 United States Treasury Note/Bond 4 .500 05/15/27 91,944,638
58,250,000 United States Treasury Note/Bond 4 .625 06/15/27 59,214,766
68,500,000 United States Treasury Note/Bond 4 .375 07/15/27 69,353,574
78,500,000 United States Treasury Note/Bond 3 .750 08/15/27 78,536,797
61,000,000 United States Treasury Note/Bond 3 .375 09/15/27 60,578,242
TOTAL U.S. TREASURY SECURITIES 1,686,558,615
TOTAL GOVERNMENT BONDS
(Cost $1,778,393,796) 1,791,230,568
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 0.1%
ASSET BACKED - 0.1%
249,760 American Airlines Pass Through Trust, Series 2015 1 3 .375 05/01/27 243,390
178,701 American Airlines Pass Through Trust, Series 2016 1 3 .575 01/15/28 173,080
227,652 United Airlines Pass Through Trust, Series 2020 A 4 .000 04/11/26 225,647
141,647 United Airlines Pass Through Trust, Series 2014 2 3 .750 09/03/26 139,264
258,372 United Airlines Pass Through Trust, Series 2020 A 5 .875 10/15/27 263,643
TOTAL ASSET BACKED 1,045,024
TOTAL STRUCTURED ASSETS
(Cost $1,031,502) 1,045,024
TOTAL LONG-TERM INVESTMENTS
(Cost $2,398,936,745) 2,418,218,305

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
7,514,201 (e) State Street Navigator Securities Lending Government Money Market Portfolio 4 .350% (f) $ 7,514,201
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $7,514,201) 7,514,201
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.3%
GOVERNMENT AGENCY DEBT - 0.0%
$ 1,000,000 Tennessee Valley Authority Discount Notes 0 .000 07/09/25 998,958
TOTAL GOVERNMENT AGENCY DEBT 998,958
REPURCHASE AGREEMENT - 0.3%
6,007,000 (g) Fixed Income Clearing Corporation 4 .350 07/01/25 6,007,000
TOTAL REPURCHASE AGREEMENT 6,007,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,006,071) 7,005,958
TOTAL INVESTMENTS - 99.5%
(Cost $2,413,457,017) 2,432,738,464
OTHER ASSETS & LIABILITIES, NET - 0.5% 12,982,001
NET ASSETS - 100.0% $ 2,445,720,465
(a) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $7,328,725.
(b) When-issued or delayed delivery security.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $6,322,344 or 0.3% of Total Investments.
(d) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 0.0% of Total Investments.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 4.350% dated 6/30/25 to be repurchased at $6,007,726 on 7/1/25, collateralized by Government Agency Securities, with coupon rate
4.375% and maturity date 5/15/34, valued at $6,127,240.

Short Term Bond Index

Portfolio of Investments June 30, 2025
(continued)
Fund Level 1 Level 2 Level 3 Total
Short Term Bond Index
Long-Term Investments
:
Corporate bonds $— $625,942,713 $— $625,942,713
Government bonds — 1,791,230,568 — 1,791,230,568
Structured assets — 1,045,024 — 1,045,024
Investments purchased with collateral from securities lending 7,514,201 — — 7,514,201
Short-Term Investments
:
Government agency debt — 998,958 — 998,958
Repurchase agreement — 6,007,000 — 6,007,000
Total $7,514,201 $2,425,224,263 $— $2,432,738,464
1 1 1 1 1